UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5028

PIMCO Funds

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: March 31

Date of reporting period: October 1, 2005 - December 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5(§§ 239.24 and 274.9 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making rules.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Table of Contents

PIMCO Funds
-All Asset All Authority Fund
-All Asset Fund
-California Intermediate Municipal Bond Fund
-CommodityRealReturn Strategy Fund®
-Convertible Fund
-Developing Local Markets Fund
-Diversified Income Fund
-Emerging Markets Bond Fund
-European StocksPLUS® TR Strategy Fund
-Far East (ex-Japan) StocksPLUS® TR Strategy Fund
-Floating Income Fund
-Foreign Bond Fund (U.S. Dollar-Hedged)
-Foreign Bond Fund (Unhedged)
-Fundamental IndexPLUS Fund
-Fundamental IndexPLUS TR Fund
-Global Bond Fund (Unhedged)
-Global Bond Fund (U.S. Dollar-Hedged)
-GNMA Fund
-High Yield Fund
-International StocksPLUS® TR Strategy Fund
-Investment Grade Corporate Bond Fund
-Japanese StocksPLUS® TR Strategy Fund
-Long-Term U.S. Government Fund
-Low Duration Fund
-Low Duration Fund II
-Low Duration Fund III
-Moderate Duration Fund
-Money Market Fund
-Municipal Bond Fund
-New York Municipal Bond Fund
-Real Return Asset Fund
-Real Return Fund
-RealEstateRealReturn Strategy Fund
-Short Duration Municipal Income Fund
-Short-Term Fund
-StocksPLUS® Fund
-StocksPLUS® Total Return Fund
-StocksPLUS® TR Short Strategy Fund
-Total Return Fund
-Total Return Fund II
-Total Return Fund III
-Total Return Mortgage Fund
-Asset-Backed Securities Portfolio
-Emerging Markets Portfolio
-Developing Local Markets Portfolio
-High Yield Portfolio
-International Portfolio
-Investment Grade Corporate Portfolio
-Mortgage Portfolio
-Municipal Sector Portfolio
-Real Return Portfolio
-Short-Term Portfolio
-Short-Term Portfolio II
-U.S. Government Sector Portfolio

Schedule of Investments

All Asset All Authority Fund (a)

December 31, 2005 (Unaudited)

	Shares	Value (000s)
PIMCO FUNDS (b) 122.5%
CommodityRealReturn Strategy Fund®	579,907	$8,617
Convertible Fund	35,798	436
Developing Local Markets Fund	5,486,097	56,178
Emerging Markets Bond Fund	3,135,339	34,990
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	1,350,031	15,984
Floating Income Fund	3,684,839	38,064
Foreign Bond Fund (Unhedged)	758,465	7,539
Fundamental IndexPLUS TR Fund	4,399,673	43,997
Global Bond Fund (Unhedged)	23,302	222
GNMA Fund	50,933	561
High Yield Fund	2,426,646	23,587
Japanese StocksPLUS® TR Strategy Fund	2,204,698	27,250
Long-Term U.S. Government Fund	6,629,417	72,924
Low Duration Fund	58	1
Real Return Fund	8,537,810	94,599
Real Return Asset Fund	8,832,895	104,140
RealEstateRealReturn Strategy Fund	1,454,378	12,289
StocksPLUS® Total Return Fund	72	1
StocksPLUS® TR Short Strategy Fund	10,474,817	96,683
Total Return Fund	5,913,858	62,095
Total Return Mortgage Fund	114,533	1,211

Total PIMCO Funds (Cost $707,979)		701,368

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 0.6%
Repurchase Agreement 0.6%
State Street Bank
3.900% due 01/03/2006	$3,172	3,172
(Dated 12/30/2005. Collateralized by Fannie Mae 2.750% due 08/11/2006 valued at $3,237. Repurchase proceeds are $3,173.)

Total Short-Term Instruments (Cost $3,172)		3,172

Total Investments (Cost $711,151)	123.1%	$704,540
Other Assets and Liabilities (Net)	(23.1%)	(132,163)

Net Assets	100.0%	$572,377

Notes to Schedule of Investments:

(a) The All Asset All Authority Fund is investing in shares of affiliated funds.

(b) Institutional Class shares of each PIMCO Fund.

Schedule of Investments

All Asset Fund (a)

December 31, 2005 (Unaudited)

	Shares	Value (000s)
PIMCO FUNDS (b) 99.8%
CommodityRealReturn Strategy Fund®	25,384,380	$377,212
Convertible Fund	3,459,490	42,102
Developing Local Markets Fund	53,867,818	551,606
Emerging Markets Bond Fund	88,284,174	985,251
Floating Income Fund	75,701,431	781,996
Foreign Bond Fund (Unhedged)	21,432,061	213,035
Fundamental IndexPLUS Fund	4,499,992	44,595
Fundamental IndexPLUS TR Fund	37,471,923	374,719
GNMA Fund	10,128,948	111,520
High Yield Fund	72,822,158	707,831
International StocksPLUS® TR Strategy Fund	20,052,955	235,021
Long-Term U.S. Government Fund	104,309,803	1,147,408
Low Duration Fund	32,119,237	320,871
Real Return Fund	120,183,451	1,331,633
Real Return Asset Fund	132,757,800	1,565,214
RealEstateRealReturn Strategy Fund	42,833,829	361,946
StocksPLUS® Fund	712,972	7,222
StocksPLUS® Total Return Fund	4,475,147	51,464
Total Return Fund	78,517,494	824,434
Total Return Mortgage Fund	25,643,208	271,049

Total PIMCO Funds (Cost $10,326,968)		10,306,129

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 0.1%
Repurchase Agreement 0.1%
State Street Bank
3.900% due 01/03/2006	$5,440	5,440
(Dated 12/30/2005. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $5,552. Repurchase proceeds are $5,442.)

Total Short-Term Instruments (Cost $5,440)		5,440

Total Investments (Cost $10,332,408)	99.9%	$10,311,569
Other Assets and Liabilities (Net)	0.1%	14,754

Net Assets	100.0%	$10,326,323

Notes to Schedule of Investments:

(a) The All Asset Fund is investing in shares of affiliated funds.

(b) Institutional Class shares of each PIMCO Fund.

Schedule of Investments

California Intermediate Municipal Bond Fund

December 31, 2005 (Unaudited)

	Principal Amount (000s )	Value (000s	)
MUNICIPAL BONDS & NOTES 96.4%
California 81.5%
Alameda, California Harbor Bay Business Park Assessment Revenue Bonds, Series 1998
5.500% due 09/02/2012	$1,180	$1,207
Antioch, California Public Financing Authority Reassessment Revenue Bonds, Series 1998-B
5.500% due 09/02/2008	465	476
Association of Bay Area Governments Financing for Non-Profit Corp. Authority Revenue Bonds, (California Mtg. Insured), Series 2001
5.250% due 04/01/2026	2,000	2,088
Banning, California Unified School District General Obligation Bonds, (FSA Insured), Series 2003
4.000% due 08/01/2011	175	180
4.000% due 08/01/2012	225	231
Berkeley, California Unified School District General Obligations Unlimited Notes, Series 2005
4.500% due 11/01/2006	1,000	1,010
California Association of Bay Area Governments Finance Authority Corp. Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,000	2,093
California Educational Facilities Authority Revenue Bonds, Series 2005
5.000% due 10/01/2012	540	573
5.000% due 10/01/2013	570	606
California Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2001
0.000% due 10/01/2014	500	350
California Educational Facilities Authority Revenue Bonds, Series 1997-A
5.700% due 10/01/2015	135	143
California Health Facilities Financing Authority Revenue Bonds, (California Mtg. Insured), Series 2000
5.000% due 09/01/2010	350	367
California Health Facilities Financing Authority Revenue Bonds, Series 2005
5.000% due 07/01/2010	500	527
California Housing Finance Agency Revenue Bonds, (AMBAC FHA Insured), Series 1996
5.950% due 02/01/2011	35	36
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2005
5.000% due 07/01/2012	375	403
5.000% due 03/01/2013	1,000	1,074
California State Coast Community College District General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 08/01/2018	1,000	1,083
California State Department of Water Resources Revenue Bonds, Series 1997
5.000% due 12/01/2022	65	68
5.000% due 12/01/2022	60	62
California State Economic Recovery General Obligation Bonds, Series 2004
5.250% due 01/01/2011	5,000	5,381
California State Encinitas Union School District General Obligation Bonds, (MBIA Insured), Series 1996
0.000% due 08/01/2018	1,500	861
California State General Obligation Bonds, Series 2000
5.700% due 12/01/2032	160	163
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	1,052
California Statewide Communities Development Authority Revenue Bonds, (California Mtg. Insured), Series 2002
6.750% due 07/01/2032 (a)	1,300	1,422
California Statewide Communities Development Authority Revenue Bonds, Series 1998
5.250% due 05/15/2025 (b)	1,000	1,037
California Statewide Communities Development Authority Revenue Bonds, Series 1998-A-3
5.100% due 05/15/2025 (b)	2,000	2,072
California Statewide Communities Development Authority Revenue Bonds, Series 2001
5.000% due 10/01/2018	2,000	2,093
California Statewide Communities Development Authority Revenue Bonds, Series 2002
5.500% due 08/15/2034	1,000	1,049
California Statewide Communities Development Authority Revenue Bonds, Series 2004
3.450% due 04/01/2035 (b)	3,400	3,294
California Statewide Communities Development Authority Revenue Bonds, Series 2005
5.000% due 07/01/2013	850	906
California Statewide Financing Authority Tobacco Settlement Revenue Bonds, Series 2002
4.600% due 05/01/2012	1,030	1,050
Campbell, California Redevelopment Agency Tax Allocation Bonds, Series 2002
4.700% due 10/01/2011	505	509
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 1997
7.100% due 09/01/2021	1,785	1,899
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 1999
5.700% due 09/01/2020	1,500	1,647
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 2003
5.250% due 09/01/2016	700	713
5.375% due 09/01/2017	800	819
Chaffey, California Unified High School District General Obligation Bonds, Series 2005
5.000% due 08/01/2011	475	511
Chico, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1996
5.200% due 04/01/2011	485	494
Chula Vista, California Special Tax Bonds, Series 2000-1
6.350% due 09/01/2017	230	252
6.400% due 09/01/2018	120	132
Contra Costa County Public Financing Authority Revenue Bonds, Series 2003
5.625% due 08/01/2033	2,000	2,092
Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	1,000	1,035
El Monte, California City School District General Obligation Unlimited Bonds, (FGIC Insured), Series 2005
0.000% due 05/01/2012	1,555	1,215
Fullerton, California Public Financing Authority Tax Allocation Revenue Bonds, (AMBAC Insured) Series 2005
5.000% due 09/01/2012	600	649
Golden State Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.625% due 06/01/2038	5,000	5,591
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series 2003-A1
5.000% due 06/01/2021	4,650	4,692
Los Altos, California School District General Obligation Bonds, Series 2001
5.000% due 08/01/2016	200	211
Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 08/01/2011	310	334
Los Angeles, California Department of Water & Power Revenue Bonds, (FSA Insured), Series 2005
4.750% due 07/01/2030	5,000	5,057
Los Angeles, California Department of Water & Power Revenue Bonds, (MBIA Insured), Series 2001
5.250% due 07/01/2013	1,500	1,626
Los Angeles, California Sanitation Districts Financing Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 10/01/2013	3,500	3,816
Los Angeles, California State Building Authority Lease Revenue Bonds, Series 1999-A
4.600% due 10/01/2007	150	152
Los Angeles, California Unified School District General Obliation Unlimited Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2016	2,285	2,456
Los Angeles, California Unified School District General Obliation Unlimited Notes, Series 2005
4.250% due 10/18/2006	1,000	1,008
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 1999-C
4.750% due 07/01/2010	30	32
Lucia Mar Unified School District, California General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2022	1,215	1,285
Madera, California Unified School District General Obligation Bonds, (FGIC Insured), Sereis 2005
5.000% due 08/01/2013	1,180	1,285
Metropolitan Water District Southern California General Obligation Bonds, Series 1993-A1
7.250% due 03/01/2007	150	157
Milpitas, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2003
5.000% due 09/01/2012	1,185	1,282
Modesto, California Wastewater Revenue Bonds, (FSA Insured), Series 2005
5.000% due 11/01/2015	1,270	1,386
Murrieta Valley, California Unified School District Special Tax Bonds, (Keybank N.A. Insured), Series 2001
6.350% due 09/01/2025	580	593
6.400% due 09/01/2031	700	715
Newport Mesa, California Unified School District General Obligation Bonds, Series 2003
5.000% due 08/01/2011	605	647
Oak Grove, California School District General Obligation Bonds, (MBIA Insured), Series 2005
5.250% due 08/01/2013	540	597
Orange County, California Community Facilities District Special Tax Bonds, Series 2000
5.600% due 08/15/2011	455	481
5.700% due 08/15/2012	485	514
5.800% due 08/15/2013	600	637
6.200% due 08/15/2018	1,025	1,099
Orange County, California Local Transportation Authority Sales Tax Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011	3,250	3,629
Pomona, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 02/01/2011	1,635	1,754
Poway, California Unified School District Special Tax Bonds, Series 2005
5.125% due 09/01/2028	1,000	1,001
Riverside County, California Asset Leasing Corp. Revenue Bonds, (MBIA Insured), Series 2000
5.200% due 11/01/2010	250	269
Sacramento, California Municipal Utility District Revenue Bonds, Series 1983-M
9.000% due 04/01/2013	830	994
San Diego, California Water District Revenue Bonds, (FGIC Insured), Series 2004
5.000% due 10/01/2012	615	668
San Francisco, California Bay Area Rapid Transit Sales Tax Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 07/01/2016	2,150	2,343
San Francisco, California City & County Airport Commission International Airport Revenue Bonds, (FSA Insured), Series 1998-16A
5.500% due 05/01/2015	300	316
San Francisco, California City & County Unified School District General Obligation Unlimited Bonds, (FSA Insured), Series 2005
5.000% due 06/15/2015	1,100	1,194
San Jose, California Multifamily Housing Revenue Bonds, (Bay View Bank & Federal Home Loan Bank Insured), Series 1999
4.950% due 06/01/2039	960	993
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010	600	665
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2022	2,000	2,083
San Pablo, California Redevelopment Agency Revenue Bonds, Series 1979
8.000% due 10/01/2011	90	101
San Ramon Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	6,500	3,747
Santa Margarita/Dana Point, California Authority Revenue Bonds, (MBIA Insured), Series 1994-A
7.250% due 08/01/2006	150	153
South Orange County, California Public Financing Authority Special Tax Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 08/15/2013	1,800	1,948
South Tahoe, California Joint Powers Financing Authority Revenue Bonds, Series 2003
5.125% due 10/01/2009	500	503
Southeast Resource Recovery Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 12/01/2011	2,125	2,291
Stockton, California Certificates of Participation Bonds, Series 1999
4.750% due 08/01/2006	120	121
Sulphur Springs, California Union School District General Obligation Bonds, (MBIA Insured), Series 1991
0.000% due 09/01/2009	1,485	1,308
University of California Revenue Bonds, (FSA Insured), Series 2005
5.000% due 05/15/2016	3,240	3,482

		110,140

Illinois 0.4%
Illinois Educational Facilities Authority Revenue Bonds, Series 1993
8.420% due 07/01/2012 (b)	500	565
Louisiana 0.8%
Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,000	1,049

New Jersey 0.3%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.800% due 04/01/2018 (b)	250	278
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.125% due 06/01/2024	150	163

		441

New York 0.8%
New York City, New York Industrial Development Agency Special Facility Revenue Bonds, Series 2005
5.500% due 01/01/2016	1,000	1,079

Puerto Rico 7.9%
Puerto Rico Children Trust Fund Tobacco Settlement Revenue Bonds, Series 2002
5.000% due 05/15/2009	1,000	1,044
Puerto Rico Commonwealth General Obligation Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2012	1,000	1,110
Puerto Rico Commonwealth General Obligation Bonds, Series 1998
5.750% due 07/01/2012	1,000	1,124
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013	250	280
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2026 (b)	1,175	1,248
Puerto Rico Commonwealth Infrastructure Financing Authority Revenue Bonds, (AMBAC Insured), Series 1998-A
5.250% due 07/01/2010	150	159
Puerto Rico Public Buildings Authority Revenue Bonds, (Commonwealth GTD insured), Series 2004
5.000% due 07/01/2028 (b)	2,150	2,242
Puerto Rico Public Finance Corp. Revenue Bonds, (Local Government Development Bank for Puerto Rico Insured), Series 2004
5.750% due 08/01/2027 (b)	3,250	3,528

		10,735

Texas 0.2%
Arlington, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
6.210% due 02/15/2024 (b)	250	267

Virgin Islands 4.5%
Virgin Islands Public Finance Authority Revenue Bonds, Series 1998-C
5.500% due 10/01/2007	1,500	1,545
5.500% due 10/01/2008	3,000	3,135
Virgin Islands Public Finance Refinery Facilities Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,250	1,358

		6,038

Total Municipal Bonds & Notes		130,314
(Cost $127,617)

SHORT-TERM INSTRUMENTS 3.3%
Repurchase Agreement 3.1%
State Street Bank
3.900% due 01/03/2006	4,211	4,211
(Dated 12/30/2005. Collateralized by Fannie Mae 5.250% due 06/15/2006 valued at $4,296. Repurchase proceeds are $4,213.)

U.S. Treasury Bills 0.2%
3.857% due 03/02/2006-03/16/2006 (b)(c)	210	208

Total Short-Term Instruments		4,419
(Cost $4,419)

Total Investments	99.7%	$134,733
(Cost $132,036)
Written Options (d)	(0.0%)	(44)
(Premiums $49)
Other Assets and Liabilities (Net)	0.3%	448

Net Assets	100.0%	$135,137

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) Securities with an aggregate market value of $208 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 5-Year Note Futures	Long	03/2006	58	$14
U.S. Treasury 30-Year Bond Futures	Short	03/2006	70	(129)

				$(115)

(d) Written options outstanding on December 31, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$110.000	02/24/2006	19	$7	$10
Call - CBOT U.S. Treasury 10-Year Note March Futures	111.000	02/24/2006	90	24	23
Put - CBOT U.S. Treasury 10-Year Note March Futures	107.000	02/24/2006	70	18	11

				$49	$44

(e) Restricted security as of December 31, 2005:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Revenue Bonds, (California Mtg. Insured), Series 2002	6.750%	07/01/2032	02/07/2002	$1,300	$1,422	1.05%

Schedule of Investments

CommodityRealReturn Strategy Fund®

December 31, 2005 (Unaudited)

		Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 1.8%
Banking & Finance 1.5%
Atlantic & Western Re Ltd.
10.500% due 01/09/2007 (a)		$29,300	$29,307
10.750% due 01/09/2009 (a)		18,000	17,966
BAE Systems Holdings, Inc.
4.740% due 08/15/2008 (a)		3,700	3,705
CIT Group, Inc.
5.000% due 11/24/2008		24,000	24,003
Ford Motor Credit Co.
5.290% due 11/16/2006 (a)		5,000	4,856
5.450% due 03/21/2007 (a)		11,100	10,575
5.349% due 09/28/2007 (a)		1,200	1,111
5.800% due 01/12/2009		5,400	4,714
5.700% due 01/15/2010		800	681
General Electric Capital Corp.
4.520% due 12/12/2008 (a)		10,200	10,205
General Motors Acceptance Corp.
5.243% due 05/18/2006 (a)		2,300	2,257
5.050% due 01/16/2007 (a)		23,600	22,429
5.220% due 03/20/2007 (a)		2,500	2,362
Kamp Re 2005 Ltd.
9.667% due 12/14/2007 (a) (b)		5,000	26
Morgan Stanley
1.000% due 02/03/2007 (a)		24,000	24,015
Phoenix Quake Wind Ltd.
6.504% due 07/03/2008 (a)		2,000	2,034
7.554% due 07/03/2008 (a)		1,240	1,072
Pioneer 2002 Ltd.
9.741% due 06/15/2006 (a)		500	507
10.491% due 06/15/2006 (a)		3,000	3,050
Residential Reinsurance Ltd.
9.360% due 06/08/2006 (a)		500	480
Resona Bank Ltd.
5.850% due 09/29/2049 (a)		4,900	4,889
Travelers Property Casualty Corp.
3.750% due 03/15/2008		100	98
Vita Capital Ltd.
5.404% due 01/01/2007 (a)		6,200	6,211
5.454% due 01/01/2010 (a)		5,500	5,493

			182,046

Industrials 0.3%
Pemex Project Funding Master Trust
7.375% due 12/15/2014		250	278
9.250% due 03/30/2018		8,300	10,591
8.625% due 02/01/2022		200	247
Williams Cos., Inc.
6.375% due 10/01/2010		20,000	20,075

			31,191

Utilities 0.0%
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		100	104

Total Corporate Bonds & Notes (Cost $219,635)			213,341

MUNICIPAL BONDS & NOTES 0.1%
Badger, Wisconsin Tobacco Securitization Agency Revenue Bonds, Series 2002
6.375% due 06/01/2032		1,200	1,278
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023		1,420	1,437
Connecticut State General Obligation Bonds, (MBIA Insured), Series 2004-A
5.000% due 03/01/2013		3,190	3,461
Kansas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003-A
5.000% due 09/01/2013		1,600	1,731
Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039		1,140	1,196
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2042		445	467
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.750% due 06/01/2039		2,300	2,568
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032		1,200	1,255
South Carolina State Tobacco Securitization Agency Revenue Bonds, Series 2001-B
6.375% due 05/15/2028		1,000	1,070
Washington Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026		3,250	3,494

Total Municipal Bonds & Notes (Cost $15,878)			17,957

U.S. GOVERNMENT AGENCIES 8.9%
Fannie Mae
4.666% due 04/01/2035 (a)		851	849
4.683% due 05/01/2035 (a)		1,776	1,756
5.000% due 07/01/2035- 02/13/2036 (d)		123,667	119,830
5.500% due 01/12/2036		959,100	949,808

Total U.S. Government Agencies (Cost $1,066,495)			1,072,243

U.S. TREASURY OBLIGATIONS 95.1%
Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007		10,309	10,388
3.625% due 01/15/2008		376,386	386,604
3.875% due 01/15/2009		619,498	651,297
4.250% due 01/15/2010		674,414	731,319
0.875% due 04/15/2010		868,841	826,248
3.500% due 01/15/2011		317,611	339,547
3.375% due 01/15/2012		5,328	5,731
3.000% due 07/15/2012		1,262,636	1,335,435
1.875% due 07/15/2013		555,057	547,642
2.000% due 01/15/2014		865,742	861,109
2.000% due 07/15/2014		919,760	914,911
1.625% due 01/15/2015		648,741	625,199
1.875% due 07/15/2015		798,145	785,176
2.375% due 01/15/2025		1,290,486	1,356,725
3.625% due 04/15/2028		799,300	1,031,347
3.875% due 04/15/2029		565,326	763,013
3.375% due 04/15/2032		84,164	109,511
U.S. Treasury Bonds
8.875% due 08/15/2017		20,000	27,799
6.250% due 08/15/2023		3,000	3,583
6.625% due 02/15/2027		13,400	17,004
U.S. Treasury Notes
3.875% due 09/15/2010		29,640	29,032
4.125% due 05/15/2015		45,300	44,322
4.500% due 11/15/2015		10,500	10,589

Total U.S. Treasury Obligations (Cost $11,532,161)			11,413,531

MORTGAGE-BACKED SECURITIES 0.4%
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035 (a)		3,300	3,277
Countrywide Home Loan Mortgage Pass-Through Trust
4.719% due 06/25/2035 (a)		10,760	10,783
GSR Mortgage Loan Trust
4.541% due 09/25/2035 (a)		29,636	29,170

Total Mortgage-Backed Securities (Cost $43,503)			43,230

ASSET-BACKED SECURITIES 0.4%
AAA Trust
4.479% due 11/26/2035 (a)		3,049	3,053
Bear Stearns Asset-Backed Securities, Inc.
4.719% due 01/25/2036 (a)		4,900	4,902
Carrington Mortgage Loan Trust
4.459% due 06/25/2035 (a)		2,436	2,437
Citigroup Mortgage Loan Trust, Inc.
4.469% due 05/25/2035 (a)		923	923
First NLC Trust
4.490% due 02/25/2036 (a)		12,900	12,902
GSR Mortgage Loan Trust
4.480% due 12/25/2030 (a)		2,000	2,001
Quest Trust
4.559% due 03/25/2035 (a)		1,638	1,640
Redwood Capital Ltd.
6.354% due 01/01/2006 (a)		7,300	7,307
7.904% due 01/01/2006 (a)		7,300	7,307
Residential Asset Securities Corp.
4.469% due 01/25/2036 (a)		4,800	4,799
SLM Student Loan Trust
4.220% due 07/25/2013 (a)		1,086	1,087
Soundview Home Equity Loan Trust
4.479% due 12/25/2035 (a)		4,886	4,884

Total Asset-Backed Securities (Cost $53,219)			53,242

SOVEREIGN ISSUES 0.7%
Brazilian Government International Bond
5.188% due 04/15/2006 (a)		40	40
5.250% due 04/15/2009 (a)		41	41
11.000% due 01/11/2012		4,000	4,890
5.250% due 04/15/2012 (a)		8,259	8,177
7.875% due 03/07/2015		2,000	2,135
8.000% due 01/15/2018		9,200	9,950
11.000% due 08/17/2040		9,500	12,257
Mexico Government International Bond
6.375% due 01/16/2013		1,200	1,278
Russia Government International Bond
10.000% due 06/26/2007		4,000	4,286
8.250% due 03/31/2010		11,200	11,949
5.000% due 03/31/2030 (a)		29,700	33,602

Total Sovereign Issues (Cost $83,312)			88,605

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 1.1%
Canadian Government Bond
3.000% due 12/01/2036 (c)	C$	21,182	25,097
France Government Bond
5.000% due 01/12/2006	EC	62,320	73,819
3.000% due 07/25/2012 (c)		10,854	14,411
3.150% due 07/25/2032 (c)		1,064	1,763
Italy Government International Bond
2.150% due 09/15/2014 (c)		4,214	5,318
Netherlands Government Bond
6.000% due 01/15/2006		3,000	3,555
Pylon Ltd.
3.975% due 12/22/2008 (a)		2,600	3,128
6.375% due 12/22/2008 (a)		4,300	5,135

Total Foreign Currency-Denominated Issues (Cost $125,917)			132,226

SHORT-TERM INSTRUMENTS (j) 5.5%
Commercial Paper 1.3%
Cox Communications, Inc.
4.270% due 01/17/2006		$12,300	12,300
UBS Finance Delaware LLC
4.190% due 01/03/2006		141,600	141,600

			153,900

Repurchase Agreement 0.2%
State Street Bank
3.900% due 01/03/2006		17,992	17,992
(Dated 12/30/2005. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $18,352. Repurchase proceeds are $18,000.)

France Treasury Bills 0.5%
1.010% due 01/26/2006	EC	54,400	64,317

Netherlands Treasury Bills 1.8%
1.010% due 02/28/2006		181,570	214,198

U.S. Treasury Bills 1.7%
3.858% due 03/02/2006-03/16/2006 (d)(f)(g)		$205,940	204,056

Total Short-Term Instruments (Cost $653,762)			654,463

Total Investments (e) (Cost $13,793,882)		114.0%	$13,688,838
Written Options (i) (Premiums $2,113)		(0.0%)	(1,774)
Other Assets and Liabilities (Net)		(14.0%)	(1,683,143)

Net Assets		100.0%	$12,003,921

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Security is in default.

(c) Principal amount of security is adjusted for inflation.

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) As of December 31, 2005, portfolio securities with an aggregate market value of $96,236 were valued with reference to securities whose prices are more readily obtainable.

(f) Securities with an aggregate market value of $186,287 have been pledged as collateral for swap and swaption contracts on December 31, 2005.

(g) Securities with an aggregate market value of $14,467 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar Futures	Long	06/2006	2,439	$(117)
90-Day Eurodollar Futures	Long	12/2006	1,071	(48)
90-Day Eurodollar Futures	Long	03/2007	1,071	(17)
90-Day Eurodollar Futures	Long	06/2007	1,071	24
90-Day Eurodollar Futures	Long	09/2007	1,071	70
Euro-Bund 10-Year Note Futures	Short	03/2006	224	(161)
U.S. Treasury 5-Year Note Futures	Long	03/2006	4,617	841
U.S. Treasury 10-Year Note Futures	Long	03/2006	2,523	2,026
U.S. Treasury 30-Year Bond Futures	Short	03/2006	750	(1,297)

				$1,321

(h) Swap agreements outstanding on December 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008	BP	7,000	$169
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		41,300	16
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008		8,800	214
Bank of America	3-month Canadian Bank Bill	Receive	5.000%	06/15/2015	C$	32,000	(822)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		9,000	104
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EC	4,900	28
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	09/14/2010		30,000	158
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		32,700	217
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		70,600	(648)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	5.000%	06/17/2015		35,000	4,119
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		23,700	132
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2016		$314,200	(4,181)
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2013		74,100	(531)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008		48,550	97
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		301,200	(4,002)
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		85,800	(1,142)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2011		113,100	(553)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		155,700	(2,072)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008		170,000	338
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		2,600	(35)
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	06/21/2008		154,400	307
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016		75,000	(1,006)

							$(9,093)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
ABN AMRO Bank, N.V.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.100%	06/20/2007	$3,000	$(60)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.760%	06/20/2007	2,500	(51)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.350%	09/20/2006	3,900	(100)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.300%	09/20/2006	3,400	(88)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	3,000	(31)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	3,000	(14)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.820%	06/20/2007	2,000	(39)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	7,600	(195)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	06/20/2006	2,000	(12)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	1,000	(8)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2007	2,000	(58)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	06/20/2007	2,600	(55)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.450%	09/20/2007	10,400	(459)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.300%	09/20/2007	6,200	(288)
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.280%	06/20/2006	1,000	(62)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	500	(17)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.670%	06/20/2007	1,000	(34)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%	06/20/2007	700	(23)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	1,000	(3)
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	06/20/2007	5,000	(109)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007	1,600	(73)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	1,500	(11)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	1,000	(7)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.800%	06/20/2006	2,000	(22)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.750%	06/20/2006	1,000	(11)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.100%	06/20/2006	1,000	(5)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%	09/20/2006	3,300	(87)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	5,000	(24)
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	3,100	(457)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	1,000	(5)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%	06/20/2007	1,000	(23)
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,400	(242)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	3,000	(18)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.800%	09/20/2006	5,600	(140)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	1,900	(49)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	5,000	(38)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007	3,000	(142)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.550%	09/20/2007	3,000	(126)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.450%	09/20/2007	5,300	(231)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	1,000	(7)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%	06/20/2006	1,000	(7)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	3,000	(22)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.600%	09/20/2006	3,000	(71)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	06/20/2007	2,000	(42)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	1,000	(6)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	1,200	(54)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.650%	09/20/2007	3,100	(125)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.450%	09/20/2007	25,000	(1,090)
Wachovia Bank N.A.	Ford Motor Credit Co. 7.250% due 10/25/2011	Sell	1.200%	06/20/2006	2,000	(35)

						$(4,876)

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	Notional Amount	Unrealized Depreciation
ABN AMRO Bank, N.V.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	01/23/2006	$219,000	$(1,881)
AIG International Inc.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	01/23/2006	977,500	(8,410)
AIG International Inc.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	01/23/2006	2,356,200	(20,333)
Barclays Bank PLC	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	01/23/2006	3,447,100	(29,620)
J.P. Morgan Chase & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	01/23/2006	690,500	(5,939)
Morgan Stanley Dean Witter & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	01/23/2006	1,320,000	(11,387)
Morgan Stanley Dean Witter & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	01/23/2006	331,800	(2,860)
Morgan Stanley Dean Witter & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	01/23/2006	1,500,300	(12,777)
Societe Generale	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	01/23/2006	1,268,400	(10,895)

					$(104,102)

(i) Written options outstanding on December 31, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$110.000	01/27/2006	3,290	$606	$1,079
Call - CBOT U.S. Treasury 10-Year Note March Futures	111.000	02/24/2006	1,331	251	333
Put - CBOT U.S. Treasury 10-Year Note February Futures	107.000	01/27/2006	3,290	760	154
Put - CBOT U.S. Treasury 10-Year Note March Futures	107.000	02/24/2006	1,331	496	208

				$2,113	$1,774

(j) Forward foreign currency contracts outstanding on December 31, 2005:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	751	01/2006	$0	$(3)	$(3)
Sell	C$	19,936	01/2006	0	(392)	(392)
Buy	EC	20,184	01/2006	25	(1)	24
Sell		244,759	01/2006	19	(2,755)	(2,736)
Sell		92,431	02/2006	0	(842)	(842)
Buy	JY	10,171,551	01/2006	467	(14)	453
Buy	PZ	2,748	03/2006	0	(4)	(4)
Buy	RR	23,120	03/2006	0	(13)	(13)
Buy	SV	24,660	03/2006	0	(7)	(7)

				$511	$(4,031)	$(3,520)

(k) Short sales open on December 31, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value	à
Fannie Mae	5.000%	01/12/2036	$45,000	$43,392	$43,608
U.S. Treasury Note	3.000%	11/15/2007	1,000	974	980
U.S. Treasury Note	3.375%	02/15/2008	75,000	73,368	74,546
U.S. Treasury Note	4.750%	05/15/2014	110,200	111,185	112,916

				$228,919	$232,050

à	Market value includes $1,071 of interest payable on short sales.

Schedule of Investments

Convertible Fund

December 31, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 6.3%
Banking & Finance 1.8%
Dow Jones CDX High Yield Index
8.750% due 12/29/2010	$500	$503
Eircom Funding
8.250% due 08/15/2013	156	168
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	250	254

		925

Industrials 2.1%
CCO Holdings LLC
8.750% due 11/15/2013	400	383
Charter Communications Operating LLC
8.375% due 04/30/2014	250	250
Comcast Corp.
2.000% due 11/15/2029 (a)	6	235
Continental Airlines, Inc.
9.798% due 04/01/2021	247	247

		1,115

Utilities 2.4%
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012	500	511
Qwest Communications International, Inc.
7.840% due 02/15/2009 (a)	300	306
3.500% due 11/15/2025	250	291
Time Warner Telecom Holdings, Inc.
8.340% due 02/15/2011 (a)	125	129

		1,237

Total Corporate Bonds & Notes (Cost $3,181)		3,277

CONVERTIBLE BONDS & NOTES 62.9%
Banking & Finance 7.6%
ABB International Finance Ltd.
4.625% due 05/16/2007	450	522
American Equity Investment Life Holding Co.
5.250% due 12/06/2024	250	290
American International Group, Inc.
0.000% due 11/09/2031	1,000	681
AngloGold Holdings PLC
2.375% due 02/27/2009	100	105
Greater Bay Bancorp
0.000% due 03/23/2024	150	136
Goldman Sachs Group, Inc.
1.310% due 09/21/2009 (a)	250	243
1.296% due 09/20/2011 (a)	250	234
Host Marriott LP
3.250% due 04/15/2024	375	439
Merrill Lynch & Co., Inc.
0.470% due 03/13/2032	400	426
Open Solutions, Inc.
1.467% due 02/02/2035 (a)	500	264
Prudential Financial, Inc.
1.572% due 11/15/2035 (a)	125	123
US Bancorp
2.997% due 12/11/2035 (a)	500	496

		3,959

Industrials 47.2%
Actuant Corp.
2.000% due 11/15/2023	90	131
Advanced Micro Devices, Inc.
4.750% due 02/01/2022 (a)	125	165
Allergan, Inc.
0.000% due 11/06/2022	300	371
Alliant Techsystems, Inc.
2.750% due 02/15/2024	300	325
Allied Waste Industries, Inc.
4.250% due 04/15/2034	250	217
Alza Corp.
0.000% due 07/28/2020	298	247
Amazon.com, Inc.
4.750% due 02/01/2009	141	136
American Tower Corp.
3.000% due 08/15/2012	350	506
Amgen, Inc.
0.000% due 03/01/2032	500	392
Amylin Pharmaceuticals, Inc.
2.500% due 04/15/2011	225	289
Armor Holdings, Inc.
2.000% due 11/01/2024 (a)	530	527
Bausch & Lomb, Inc.
4.422% due 08/01/2023 (a)	175	236
Bristol-Myers Squibb Co.
3.370% due 09/15/2023 (a)	250	248
Carnival Corp.
2.000% due 04/15/2021	400	552
Cephalon, Inc.
0.000% due 06/15/2033	175	209
Ceradyne, Inc.
2.875% due 12/15/2035	250	257
Charter Communications, Inc.
5.875% due 11/16/2009	275	206
Chiron Corp.
2.750% due 06/20/2034	25	25
2.750% due 06/30/2034	350	348
Connetics Corp.
2.000% due 03/30/2015	325	252
Costco Wholesale Corp.
0.000% due 08/19/2017	100	113
Diamond Offshore Drilling, Inc.
1.500% due 04/15/2031	125	180
Eastman Kodak Co.
3.375% due 10/15/2033	200	192
Edwards Lifesciences Corp.
3.875% due 05/15/2033	275	272
Electronic Data Systems Corp.
3.875% due 07/15/2023	150	150
Fisher Scientific International, Inc.
2.500% due 10/01/2023	255	357
Flextronics International Ltd.
1.000% due 08/01/2010	200	183
Fluor Corp.
1.500% due 02/15/2024	425	608
Four Seasons Hotels, Inc.
1.875% due 07/30/2024	400	390
Genzyme Corp.
1.250% due 12/01/2023	350	397
Goodyear Tire & Rubber Co.
4.000% due 06/15/2034	390	610
Halliburton Co.
3.125% due 07/15/2023	275	472
Hanover Compressor Co.
4.750% due 01/15/2014	200	229
Headwaters, Inc.
2.875% due 06/01/2016	100	131
Hilton Hotels Corp.
3.375% due 04/15/2023	452	534
ImClone Systems, Inc.
1.375% due 05/15/2024	200	168
International Game Technology
0.000% due 01/29/2033	640	430
Interpublic Group of Cos., Inc.
4.500% due 03/15/2023	225	235
Invitrogen Corp.
2.000% due 08/01/2023	250	273
IVAX Corp.
1.500% due 03/01/2024	350	455
Juniper Networks, Inc.
0.000% due 06/15/2008	200	239
Keane, Inc.
2.000% due 06/15/2013	140	125
Lamar Advertising Co.
2.875% due 12/31/2010	260	276
Lockheed Martin Corp.
4.090% due 08/15/2033 (a)	775	830
Lowe’s Cos., Inc.
0.000% due 02/16/2021	200	220
0.861% due 10/19/2021 (a)	100	117
Magnum Hunter Resources, Inc.
3.410% due 12/15/2023 (a)	200	319
Manor Care, Inc.
2.625% due 04/15/2023 (a)	325	434
Masco Corp.
0.000% due 07/20/2031	275	127
Mediacom Communications Corp.
5.250% due 07/01/2006	675	676
Medtronic, Inc.
1.250% due 09/15/2021	550	560
Nabors Industries, Inc.
0.000% due 06/15/2023	250	296
Novell, Inc.
0.500% due 07/15/2024	150	143
Omnicare, Inc.
3.250% due 12/15/2035	250	249
Placer Dome, Inc.
2.750% due 10/15/2023	120	148
Pride International, Inc.
3.250% due 05/01/2033	200	265
Red Hat, Inc.
0.500% due 01/15/2024	225	264
RF Micro Devices, Inc.
1.500% due 07/01/2010	125	115
Roper Industries, Inc.
1.481% due 01/15/2034 (a)	450	249
Royal Caribbean Cruises Ltd.
0.000% due 05/18/2021	400	286
Schlumberger Ltd.
1.500% due 06/01/2023	355	490
SCI Systems, Inc.
3.000% due 03/15/2007	528	508
Scientific Games Corp.
0.750% due 12/01/2024	525	565
Serologicals Corp.
4.750% due 08/15/2033	150	218
Sinclair Broadcast Group, Inc.
4.875% due 07/15/2018 (a)	450	392
Solectron Corp.
0.500% due 02/15/2034	325	243
St. Jude Medical, Inc.
2.800% due 12/15/2035	250	250
Synaptics, Inc.
0.750% due 12/01/2024	250	205
Teva Pharmaceutical Finance LLC
0.250% due 02/01/2024	125	156
0.500% due 02/01/2024	150	179
Transocean, Inc.
1.500% due 05/15/2021	250	267
Tyco International Group S.A.
2.750% due 01/15/2018	530	674
Utstarcom, Inc.
0.875% due 03/01/2008	350	286
Walt Disney Co.
2.125% due 04/15/2023	675	678
Wyeth
3.320% due 01/15/2024 (a)	401	416
Wynn Resorts Ltd.
6.000% due 07/15/2015	125	301
Yahoo!, Inc.
0.000% due 04/01/2008	195	375
Yellow Roadway Corp.
3.375% due 11/25/2023	304	375

		24,534

Utilities 8.1%
Centerpoint Energy, Inc.
3.750% due 05/15/2023	225	266
CMS Energy Corp.
3.375% due 07/15/2023	450	650
Commonwealth Telephone Enterprises, Inc.
3.250% due 07/15/2023	250	246
Duke Energy Corp.
1.750% due 05/15/2023	300	351
Logix Communications Enterprises
1.500% due 10/01/2025	300	279
Lucent Technologies, Inc.
2.750% due 06/15/2023	489	490
Nextel Communications, Inc.
5.250% due 01/15/2010	125	125
Nextel Partners, Inc.
1.500% due 11/15/2008	225	493
Nortel Networks Corp.
4.250% due 09/01/2008	250	236
PPL Energy Supply LLC
2.625% due 05/15/2023	525	631
Reliant Energy, Inc.
5.000% due 08/15/2010	360	444

		4,211

Total Convertible Bonds & Notes (Cost $30,798)		32,704

	Shares
COMMON STOCKS 8.9%
Communications 0.5%
Citizens Communications Co.	10,000	122
Valor Communications Group, Inc.	9,800	112

		234

Consumer Discretionary 0.8%
Cablevision Systems New York Group ‘A’ (b)	18,700	439

Consumer Services 1.7%
News Corp. ‘B’	24,800	412
Time Warner, Inc.	26,500	462

		874

Energy 2.2%
El Paso Corp.	43,773	532
Ferrellgas Partners LP	7,400	152
Freescale Semiconductor, Inc. ‘B’ (b)	2,961	75
Pioneer Natural Resources Co.	5,000	256
Suburban Propane Partners LP	5,200	136

		1,151

Financial & Business Services 0.1%
State Street Corp.	722	40

Healthcare 0.1%
Elan Corp. PLC SP - ADR (b)	2,501	35

Technology 1.5%
Advanced Micro Devices, Inc. (b)	12,890	394
Corning, Inc. (b)	10,973	216
Nortel Networks Corp. (b)	60,000	184

		794

Utilities 2.0%
Public Service Enterprise Group, Inc.	4,090	266
TXU Corp.	2,600	131
Williams Cos., Inc.	28,360	657

		1,054

Total Common Stocks (Cost $4,074)		4,621

CONVERTIBLE PREFERRED STOCK 17.9%
Allied Waste Industries, Inc.
6.250% due 04/01/2006	1,650	81
6.250% due 03/01/2008	2,000	523
Aspen Insurance Holdings Ltd.
5.625% due 12/31/2049	10,000	498
Baxter International, Inc.
7.000% due 02/16/2006	7,500	403
Celanese Corp.
4.250% due 12/31/2049	20,000	565
Chesapeake Energy Corp.
4.500% due 12/31/2049	5,000	483
5.000% due 12/31/2049	3,000	589
Constellation Brands, Inc.
5.750% due 09/01/2006	14,300	558
Entergy Corp.
7.625% due 02/17/2009	8,000	398
Fannie Mae
5.375% due 12/31/2049	3	276
Ford Motor Co. Capital Trust II
6.500% due 01/15/2032	13,475	372
FPL Group, Inc.
8.000% due 02/16/2006	4,250	263
General Motors Corp.
5.250% due 03/06/2032	30,000	447
HSBC Finance Corp.
8.875% due 02/15/2006	4,500	166
Huntsman Corp.
5.000% due 02/16/2008	5,500	223
Lehman Brothers Holdings, Inc.
6.250% due 10/15/2007	4,500	118
Metlife, Inc.
6.375% due 08/15/2008	22,200	616
Mosaic Co.
7.500% due 07/01/2006	1,300	125
NRG Energy, Inc.
4.000% due 12/31/2049	500	651
PMI Group, Inc.
5.875% due 11/15/2006	5,400	134
PNM Resources, Inc.
6.750% due 05/16/2008	5,000	235
Schering-Plough Corp.
6.000% due 09/14/2007	6,500	350
Washington Mutual, Inc.
5.375% due 05/03/2041	7,400	401
Xerox Corp.
6.250% due 07/01/2006	6,700	821

Total Convertible Preferred Stock (Cost $9,461)		9,296

PREFERRED STOCK 0.2%
La Quinta Corp.
9.000% due 02/14/2005	5,300	132

Total Preferred Stock (Cost $134)		132

EXCHANGE-TRADED FUNDS 1.6%
NASDAQ-100 Index Tracking Stock	20,000	809

Total Exchange-Traded Funds (Cost $749)		809

	# of Contracts
PURCHASED PUT OPTIONS 0.0%
Reliant Resources, Inc. (AMEX)
Strike @ $5.000 Exp. 01/21/2006	150	1

Total Purchased Put Options (Cost $1)		1

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 1.5%
Commercial Paper 1.2%
Fannie Mae
4.089% due 03/22/2006	$300	297
Societe Generale N.A.
4.340% due 03/06/2006	300	298

		595

Repurchase Agreement 0.2%
State Street Bank
3.900% due 01/03/2006 (Dated 12/30/2005. Collateralized by Fannie Mae 3.125% due 07/15/2006 valued at $126. Repurchase proceeds are $122.)	122	122

U.S. Treasury Bills 0.1%
3.830% due 03/16/2006 (c)	60	59

Total Short-Term Instruments (Cost $776)		776

Total Investments (Cost $49,174)	99.3%	$51,616
Written Options (e) (Premiums $69)	(0.1%)	(28)

Other Assets and Liabilities (Net)	0.8%	401

Net Assets	100.0%	$51,989

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Non-income producing security.

(c) Securities with an aggregate market value of $59 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 30-Year Bond Futures	Long	03/2006	9	$13

(d) Swap agreements outstanding on December 31, 2005:

Credit	Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co.	Bombardier, Inc. 5.750% due 02/22/2008	Sell	3.300%	03/20/2006	$1,000	$5
Morgan Stanley Dean Witter & Co.	Reliant Energy, Inc. 9.250% due 07/15/2010	Sell	1.450%	12/20/2006	500	(7)
Wachovia Bank N.A.	General Motors Corp. 7.125% due 07/15/2013	Sell	1.160%	03/20/2006	250	(9)

						$(11)

+ If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(e) Written options outstanding on December 31, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - AMEX News Corp.	$17.500	01/21/2006	160	$6	$1
Call - AMEX News Corp.	20.000	01/21/2006	88	4	3
Call - AMEX Time Warner, Inc.	17.500	01/21/2006	240	22	7
Put - AMEX TXU Corp.	50.000	01/21/2006	24	7	2
Call - CBOT U.S. Treasury 10-Year Note March Futures	111.000	02/24/2006	52	13	13
Put - CBOT U.S. Treasury 10-Year Note March Futures	105.000	02/24/2006	52	17	2

				$69	$28

(f) Forward foreign currency contracts outstanding on December 31, 2005:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation	)	Net Unrealized Appreciation
Buy	EC	27	04/2005	$0	$0		$0
Buy		27	05/2005	0	0		0

				$0	$0		$0

Schedule of Investments

Developing Local Markets Fund

December 31, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 10.3%
Banking & Finance 5.4%
Banque Centrale de Tunisie
7.500% due 09/19/2007		$250	$261
CIT Group, Inc.
4.567% due 12/19/2007 (a)		8,500	8,503
Export-Import Bank of Korea
4.250% due 11/27/2007		3,300	3,259
Gazprom
9.125% due 04/25/2007		3,925	4,109
Goldman Sachs Group, Inc.
4.400% due 11/10/2008 (a)		3,000	3,002
4.609% due 12/22/2008 (a)		8,600	8,605
HSBC Finance Corp.
6.538% due 11/13/2007		5,800	5,973
Lehman Brothers Holdings, Inc.
4.284% due 10/22/2008 (a)		6,500	6,506
4.710% due 12/23/2010 (a)		5,900	5,905
MBNA Europe Funding PLC
4.550% due 09/07/2007 (a)		3,300	3,303
Pemex Finance Ltd.
9.690% due 08/15/2009		1,050	1,136
Royal Bank of Scotland Group PLC
4.500% due 12/21/2007 (a)		8,500	8,503
VTB Capital S.A. for Vneshtorgbank
5.250% due 09/21/2007 (a)		8,500	8,517

			67,582

Industrials 1.8%
CSN Iron S.A.
9.125% due 06/01/2007		2,000	2,095
EchoStar DBS Corp.
5.750% due 10/01/2008		1,500	1,477
Georgia-Pacific Corp.
7.500% due 05/15/2006		1,500	1,517
HJ Heinz Co.
6.428% due 12/01/2020		4,300	4,420
Host Marriott LP
9.250% due 10/01/2007		1,600	1,696
La Quinta Corp.
7.000% due 08/15/2007		1,500	1,554
MCI, Inc.
7.688% due 05/01/2009		1,500	1,552
Mirage Resorts, Inc.
7.250% due 10/15/2006		1,600	1,630
Qwest Corp.
5.625% due 11/15/2008		1,500	1,492
R.J. Reynolds Tobacco Holdings, Inc.
6.500% due 06/01/2007		1,600	1,620
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007		3,300	3,382

			22,435

Utilities 3.1%
BellSouth Corp.
4.258% due 04/26/2021 (a)		5,800	5,794
CMS Energy Corp.
9.875% due 10/15/2007		1,500	1,613
Dominion Resources, Inc.
4.819% due 09/28/2007 (a)		4,800	4,805
Entergy Gulf States, Inc.
5.207% due 12/08/2008 (a)		6,300	6,304
FirstEnergy Corp.
5.500% due 11/15/2006		800	803
Florida Power Corp.
4.880% due 11/14/2008 (a)		8,400	8,405
Progress Energy, Inc.
6.750% due 03/01/2006		6,700	6,721
PSEG Power LLC
6.875% due 04/15/2006		800	804
Sprint Capital Corp.
4.780% due 08/17/2006 (a)		1,300	1,299
Williams Cos., Inc.
5.935% due 02/16/2007		1,600	1,592

			38,140

Total Corporate Bonds & Notes			128,157
(Cost $128,144)

U.S. GOVERNMENT AGENCIES 1.0%
Freddie Mac
4.363% due 02/25/2045(a)		8,308	8,364
4.509% due 08/25/2031(a)		1,018	1,023
4.519% due 09/25/2031(a)		1,065	1,065
4.719% due 12/15/2030(a)		1,669	1,675

Total U.S. Government Agencies			12,127
(Cost $12,094)

MORTGAGE-BACKED SECURITIES 0.6%
Greenpoint Mortgage Funding Trust
4.649% due 11/25/2045(a)		1,255	1,253
MASTR Alternative Loans Trust
3.844% due 08/25/2034(a)		735	734
SACO I, Inc.
4.489% due 09/25/2033(a)		1,106	1,107
4.489% due 10/25/2033(a)		1,451	1,452
Sequoia Mortgage Trust
4.083% due 04/20/2035(a)		1,161	1,133
Structured Asset Securities Corp.
4.479% due 06/25/2035(a)		1,721	1,722

Total Mortgage-Backed Securities			7,401
(Cost $7,413)

ASSET-BACKED SECURITIES 6.0%
ACE Securities Corp.
4.489% due 10/25/2035(a)		3,013	3,015
Ameriquest Mortgage Securities, Inc.
4.489% due 10/25/2035(a)		1,079	1,080
Argent Securities, Inc.
4.499% due 10/25/2035(a)		1,312	1,313
4.479% due 11/25/2035(a)		2,777	2,779
Asset-Backed Funding Certificates
4.489% due 08/25/2035(a)		1,962	1,963
Asset-Backed Securities Corp. Home Equity Loan Trust
4.459% due 03/25/2035(a)		412	413
Bear Stearns Asset-Backed Securities, Inc.
4.589% due 07/25/2031(a)		403	404
4.589% due 09/25/2031(a)		281	281
4.579% due 09/25/2034(a)		2,892	2,895
Citigroup Mortgage Loan Trust, Inc.
4.489% due 09/25/2035(a)		1,042	1,043
Countrywide Asset-Backed Certificates
4.479% due 08/25/2035(a)		1,109	1,110
4.569% due 08/25/2035(a)		1,250	1,251
FBR Securitization Trust
4.499% due 09/25/2035(a)		2,588	2,590
4.559% due 09/25/2035(a)		2,600	2,602
4.489% due 10/25/2035(a)		1,845	1,846
First NLC Trust
4.489% due 09/25/2035(a)		988	989
4.489% due 12/25/2035(a)		1,491	1,492
Fremont Home Loan Trust
4.460% due 01/25/2036(a)		10,800	10,817
GSAMP Trust
4.489% due 01/25/2036(a)		1,454	1,455
Home Equity Asset Trust
4.489% due 02/25/2036(a)		1,252	1,252
Home Equity Mortgage Trust
4.489% due 02/25/2036(a)		2,145	2,146
Long Beach Mortgage Loan Trust
4.579% due 11/25/2034(a)		1,709	1,711
New Century Home Equity Loan Trust
4.489% due 09/25/2035(a)		2,447	2,449
4.499% due 10/25/2035(a)		1,587	1,588
Option One Mortgage Loan Trust
4.291% due 11/25/2035(a)		1,201	1,201
Park Place Securities, Inc.
4.549% due 02/25/2035(a)		1,738	1,740
4.489% due 08/25/2035(a)		1,019	1,019
Renaissance Home Equity Loan Trust
4.579% due 02/25/2035(a)		470	471
4.529% due 10/25/2035(a)		1,156	1,157
Residential Asset Mortgage Products, Inc.
4.489% due 10/25/2035 (a)		1,116	1,117
Residential Asset Securities Corp.
4.301% due 09/25/2035(a)		1,151	1,152
Residential Funding Mortgage Securities II, Inc.
4.519% due 05/25/2015(a)		1,507	1,508
SACO I, Inc.
4.489% due 07/25/2035(a)		984	984
SG Mortgage Securities Trust
4.479% due 09/25/2035(a)		1,433	1,434
SLM Student Loan Trust
4.257% due 01/25/2013(a)		4,500	4,497
Soundview Home Equity Loan Trust
4.549% due 04/25/2035(a)		5,204	5,207
4.489% due 11/25/2035(a)		1,206	1,206
Structured Asset Investment Loan Trust
4.579% due 04/25/2034(a)		1,293	1,294
4.469% due 07/25/2035(a)		1,654	1,656
Structured Asset Securities Corp.
4.900% due 04/25/2035(a)		1,066	1,044

Total Asset-Backed Securities			75,171
(Cost $75,131)

SOVEREIGN ISSUES 2.5%
Brazilian Government International Bond
5.188% due 04/15/2006(a)		3,784	3,787
5.250% due 04/15/2009(a)		7,289	7,260
Guatemala Government Bond
8.500% due 08/03/2007		2,500	2,628
Russia Government Bond
3.000% due 05/14/2006		12,600	12,512
Ukraine Government Bond
11.000% due 03/15/2007		1,680	1,751
Venezuela Government Bond
5.125% due 03/31/2007(a)		714	712
9.125% due 06/18/2007		3,000	3,150
5.360% due 12/18/2007(a)		95	95

Total Sovereign Issues			31,895
(Cost $31,812)

FOREIGN CURRENCY-DEMOMINATED ISSUES (d) 0.4%
Peru Government Bond
7.840% due 08/12/2020	PN	17,000	4,692

Total Foreign Currency-Denominated Issues			4,692
(Cost $4,873)

SHORT-TERM INSTRUMENTS 77.2%
Commercial Paper 58.9%
Anz (Delaware), Inc.
4.280% due 02/23/2006		$20,000	19,879
ASB Bank Ltd.
4.185% due 02/07/2006		3,300	3,287
Bank of America N.A.
4.255% due 02/15/2006		20,000	19,898
Bank of Ireland
3.960% due 01/27/2006		1,800	1,795
4.330% due 02/23/2006		24,600	24,449
Barclays U.S. Funding Corp.
4.205% due 02/07/2006		4,000	3,984
4.155% due 02/21/2006		8,400	8,352
4.190% due 02/27/2006		700	695
4.410% due 03/29/2006		23,600	23,343
BNP Paribas Finance
4.118% due 02/21/2006		4,600	4,574
Caisse Nationale des Caisses
4.400% due 03/21/2006		25,000	24,753
Carolina Power & Light Co.
4.560% due 04/21/2006		1,500	1,479
CBA (de) Finance
4.260% due 01/09/2006		6,300	6,296
4.150% due 01/31/2006		15,200	15,151
Danske Corp.
4.270% due 01/03/2006		1,300	1,300
4.280% due 01/09/2006		15,600	15,589
3.800% due 01/17/2006		500	499
4.055% due 01/19/2006		8,600	8,584
4.150% due 02/27/2006		3,800	3,776
Dexia Delaware LLC
4.280% due 01/10/2006		12,725	12,714
4.160% due 02/02/2006		15,700	15,646
DnB NORBank ASA
3.800% due 01/13/2006		2,400	2,397
4.165% due 02/03/2006		11,000	10,961
4.190% due 02/08/2006		4,700	4,680
4.255% due 03/08/2006		500	496
Fannie Mae
3.994% due 03/29/2006		3,000	2,967
Federal Home Loan Bank
3.350% due 01/03/2006		33,700	33,700
3.840% due 02/22/2006		40,000	39,766
Florida Power Corp.
4.560% due 04/24/2006		1,500	1,479
4.630% due 04/28/2006		1,600	1,577
ForeningsSparbanken AB
4.170% due 02/03/2006		16,100	16,042
Freddie Mac
3.655% due 01/10/2006		1,200	1,199
4.127% due 02/21/2006		21,800	21,676
3.655% due 02/28/2006		23,000	22,849
General Electric Capital Corp.
4.130% due 01/25/2006		11,500	11,471
4.170% due 02/01/2006		2,700	2,691
HBOS Treasury Services PLC
4.130% due 01/26/2006		14,700	14,661
4.175% due 02/07/2006		2,000	1,992
4.355% due 03/06/2006		10,500	10,416
IXIS Commercial Paper Corp.
4.170% due 02/06/2006		2,100	2,092
4.195% due 02/09/2006		9,700	9,658
4.190% due 02/16/2006		7,800	7,760
4.280% due 02/22/2006		3,700	3,678
4.270% due 03/03/2006		1,300	1,291
4.345% due 03/06/2006		2,700	2,678
4.440% due 04/19/2006		9,400	9,273
National Australia Funding, Inc.
4.290% due 01/18/2006		32,200	32,142
Nissan Motors Acceptance Corp.
4.430% due 01/23/2006		11,100	11,073
Rabobank USA Financial Corp.
4.290% due 01/03/2006		33,500	33,500
San Paolo IMI U.S. Financial Co.
4.220% due 02/10/2006		18,900	18,816
Skandinaviska Enskilda Banken AB
3.985% due 01/05/2006		400	400
4.070% due 01/19/2006		6,000	5,989
4.160% due 02/01/2006		4,600	4,585
4.170% due 02/03/2006		1,200	1,196
4.210% due 02/09/2006		2,100	2,091
Societe Generale N.A.
4.310% due 01/03/2006		13,900	13,900
4.145% due 02/01/2006		3,800	3,787
4.110% due 02/21/2006		500	497
4.340% due 03/06/2006		18,600	18,451
Spintab AB
4.170% due 02/01/2006		1,000	997
Statens Bostadsfin Bank
4.340% due 03/06/2006		24,600	24,403
Svenska Handelsbanken, Inc.
4.160% due 02/02/2006		15,700	15,646
Toyota Motor Credit Corp.
4.380% due 03/21/2006		29,400	29,110
UBS Finance Delaware LLC
4.190% due 01/03/2006		300	300
4.290% due 01/03/2006		20,300	20,300
4.300% due 01/03/2006		3,400	3,400
4.110% due 02/22/2006		7,900	7,855
4.155% due 02/28/2006		2,900	2,881
4.220% due 03/02/2006		2,300	2,284
Virginia Electric and Power Co.
4.490% due 01/10/2006		3,900	3,897
Westpac Banking Corp.
4.055% due 01/17/2006		1,100	1,098
4.060% due 01/17/2006		8,200	8,187
4.180% due 02/07/2006		4,000	3,984
4.190% due 02/07/2006		2,800	2,789
4.315% due 03/01/2006		500	497
Westpac Capital Corp.
4.310% due 02/28/2006		6,400	6,357

			733,905

Repurchase Agreements 18.3%
Credit Suisse First Boston
3.400% due 01/03/2006		218,000	218,000
(Dated 12/30/2005. Collateralized by Treasury Inflation Protected Securities 2.000% due 01/15/2014 valued at $223,558. Repurchase proceeds are $218,082.)
State Street Bank
3.900% due 01/03/2006		10,604	10,604
(Dated 12/30/2005. Collateralized by Fannie Mae 2.625% due 11/15/2006 valued at $10,820. Repurchase proceeds are $10,609.)

			228,604

Total Short-Term Instruments			962,509
(Cost $962,586)

Total Investments (b)		98.0%	$1,221,952
(Cost $1,222,053)
Other Assets and Liabilities (Net)		2.0%	24,706

Net Assets		100.0%	$1,246,658

Notes to Schedule of Investments (amounts in thousands):

(a) Variable rate security.

(b) As of December 31, 2005, portfolio securities with an aggregate market value of $15,509 were valued with reference to securities whose prices are more readily obtainable.

(c) Swap agreements outstanding on December 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation
Morgan Stanley Dean Witter & Co.	BR-CDI-Compounded	Pay	17.930%	10/02/2006	BR	8,500	$12
Morgan Stanley Dean Witter & Co.	BR-CDI-Compounded	Pay	16.120%	07/02/2007		10,350	0
Morgan Stanley Dean Witter & Co.	28-day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015	MP	7,000	41

							$53

(d) Forward foreign currency contracts outstanding on December 31, 2005:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	46,298	02/2006	$30	$(533)	$(503)
Sell		231	02/2006	0	(8)	(8)
Buy		80,478	05/2006	21	(477)	(456)
Buy	CK	1,188,798	02/2006	192	(201)	(9)
Buy		1,115,733	04/2006	13	(464)	(451)
Buy	CO	45,226,950	02/2006	55	(35)	20
Buy		15,942,230	04/2006	29	(14)	15
Buy	CP	21,088,825	02/2006	1,566	0	1,566
Buy		14,208,052	04/2006	486	(37)	449
Buy	CY	98,627	02/2006	2	(12)	(10)
Buy		114,479	05/2006	22	0	22
Buy		5,869	07/2006	0	(3)	(3)
Buy		511	09/2006	0	0	0
Buy	H$	200,174	02/2006	21	0	21
Buy		42,808	05/2006	5	0	5
Buy	IR	75,626,700	01/2006	394	0	394
Sell		75,626,700	01/2006	0	(7)	(7)
Buy		163,560,000	02/2006	714	0	714
Buy		97,180,000	07/2006	300	0	300
Buy	IS	103,141	02/2006	204	(19)	185
Buy		67,727	05/2006	29	(30)	(1)
Buy	KW	29,168,732	02/2006	917	0	917
Buy		2,026,000	03/2006	68	0	68
Buy		39,574,735	05/2006	1,031	0	1,031
Buy	MP	771,423	02/2006	1,661	(9)	1,652
Buy		602,069	05/2006	526	(61)	465
Buy	PN	29,263	02/2006	0	(87)	(87)
Buy		38,203	04/2006	0	(85)	(85)
Buy	PZ	243,704	02/2006	1,117	(421)	696
Buy		179,463	05/2006	958	(242)	716
Buy	RP	848,164	02/2006	265	(15)	250
Buy		670,925	05/2006	135	0	135
Buy	RR	1,348,902	02/2006	42	(321)	(279)
Buy		73,452	03/2006	16	(9)	7
Buy		415,450	05/2006	9	(32)	(23)
Buy	S$	108,941	02/2006	1,049	0	1,049
Buy		94,209	05/2006	408	(3)	405
Buy	SR	233,483	02/2006	1,833	0	1,833
Buy		212,593	05/2006	964	(18)	946
Buy	SV	900,202	02/2006	437	(84)	353
Buy		113,760	03/2006	73	(14)	59
Buy		1,160,798	04/2006	182	(145)	37
Buy		157,150	05/2006	0	(56)	(56)
Buy	T$	300,445	02/2006	194	0	194
Buy		569,234	05/2006	361	0	361
Buy	TB	569,926	02/2006	17	(33)	(16)
Buy		605,454	05/2006	13	(47)	(34)
Buy	TL	38,471	02/2006	633	0	633
Buy		25,406	05/2006	206	(5)	201

				$17,198	$(3,527)	$13,671

Schedule of Investments

Diversified Income Fund

December 31, 2005 (Unaudited)

		Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.1%
Appleton Papers, Inc.
5.730% due 06/09/2010 (a)		$141	$142
6.330% due 06/11/2010 (a)		138	139
Hertz Corp.
5.000% due 12/21/2012 (a)		2,000	2,028
Kingdom of Morocco
3.813% due 01/05/2009 (a)		52	51

Total Bank Loan Obligations (Cost $2,331)			2,360

CORPORATE BONDS & NOTES 42.3%
Banking & Finance 10.5%
AES Red Oak LLC
8.540% due 11/30/2019		2,746	3,035
AIG SunAmerica Global Funding
6.900% due 03/15/2032		220	258
American International Group, Inc.
2.875% due 05/15/2008		1,000	955
Asahi Finance Cayman Ltd.
5.618% due 03/27/2049 (a)		1,000	1,006
Atlantic & Western Re Ltd.
10.500% due 01/09/2007 (a)		5,500	5,501
BAE Systems Holdings, Inc.
4.740% due 08/15/2008 (a)		1,500	1,502
Banco Mercantil del Norte S.A.
5.875% due 02/17/2014 (a)		1,480	1,476
Banco Santander Chile S.A.
4.148% due 12/09/2009 (a)		2,000	1,995
Bank of America Corp.
3.875% due 01/15/2008		920	904
Banque Centrale de Tunisie
7.375% due 04/25/2012		1,375	1,537
8.250% due 09/19/2027		570	721
BCP Crystal US Holdings Corp.
9.625% due 06/15/2014		2,600	2,905
Bear Stearns Cos., Inc.
4.500% due 10/28/2010		1,000	977
Beaver Valley Funding Corp.
9.000% due 06/01/2017		325	373
Bluewater Finance Ltd.
10.250% due 02/15/2012		2,050	2,214
Bowater Canada Finance
7.950% due 11/15/2011		1,500	1,462
Caterpillar Financial Services Corp.
4.500% due 06/15/2009		1,000	987
China Development Bank
5.000% due 10/15/2015		500	494
CIT Group, Inc.
4.561% due 12/19/2007 (a)		5,100	5,102
Citigroup, Inc.
6.375% due 11/15/2008		400	417
6.000% due 02/21/2012		650	683
7.750% due 12/01/2036		100	105
Export-Import Bank of China
5.250% due 07/29/2014		6,625	6,672
4.875% due 07/21/2015		2,050	1,996
Ferrellgas Escrow LLC
6.750% due 05/01/2014		2,000	1,900
Ford Motor Credit Co.
6.500% due 01/25/2007		700	677
Forest City Enterprises, Inc.
7.625% due 06/01/2015		375	399
Gazprom
7.250% due 10/30/2008		1,400	1,450
10.500% due 10/21/2009		500	580
9.625% due 03/01/2013		5,850	7,076
7.201% due 02/01/2020		350	374
General Electric Capital Corp.
4.281% due 10/21/2010 (a)		4,500	4,506
5.875% due 02/15/2012		500	522
General Motors Acceptance Corp.
5.243% due 05/18/2006 (a)		40	39
5.050% due 01/16/2007 (a)		300	285
Goldman Sachs Group, Inc.
7.200% due 11/01/2006		500	509
4.590% due 12/22/2008 (a)		4,800	4,803
4.524% due 07/23/2009 (a)		2,150	2,163
7.350% due 10/01/2009		500	539
5.700% due 09/01/2012		165	170
4.750% due 07/15/2013		1,225	1,190
5.250% due 10/15/2013		2,400	2,403
6.125% due 02/15/2033		45	47
HBOS Treasury Services PLC
5.920% due 09/29/2049 (a)		5,000	4,889
Homer City Funding LLC
8.734% due 10/01/2026		1,484	1,736
Household Finance Corp.
6.400% due 06/17/2008		950	981
4.125% due 12/15/2008		500	489
4.750% due 07/15/2013		120	116
HSBC Bank USA
4.625% due 04/01/2014		400	385
Industrial Bank of Korea
4.000% due 05/19/2014 (a)		30	29
International Lease Finance Corp.
4.550% due 01/15/2010 (a)		3,000	3,015
JSG Funding PLC
9.625% due 10/01/2012		2,260	2,271
Korea Development Bank
4.750% due 07/20/2009		2,250	2,233
4.020% due 10/20/2009 (a)		2,300	2,318
4.674% due 11/22/2012 (a)		7,500	7,509
5.750% due 09/10/2013		385	400
KRATON Polymers LLC
8.125% due 01/15/2014		2,000	1,930
Lehman Brothers Holdings, Inc.
4.284% due 10/22/2008 (a)		2,500	2,502
MetLife, Inc.
5.375% due 12/15/2012		45	46
Mizuho JGB Investment LLC
9.870% due 12/31/2049 (a)		600	664
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (a)		450	487
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012		2,315	2,585
NiSource Finance Corp.
4.393% due 11/23/2009 (a)		7,000	7,029
Pemex Finance Ltd.
8.020% due 05/15/2007		278	285
9.690% due 08/15/2009		998	1,079
Prudential Financial, Inc.
4.104% due 11/15/2006 (a)		1,289	1,281
Qwest Capital Funding, Inc.
7.900% due 08/15/2010		1,495	1,555
7.250% due 02/15/2011		700	712
Rabobank Capital Funding Trust II
5.260% due 12/29/2049 (a)		860	853
Riggs Capital Trust
8.625% due 12/31/2026		1,345	1,443
Rotech Healthcare, Inc.
9.500% due 04/01/2012		1,775	1,873
Royal Bank of Scotland PLC
4.500% due 12/21/2007 (a)		5,300	5,302
9.118% due 03/31/2049		500	573
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049 (a)		2,100	2,096
TNB Capital Ltd.
5.250% due 05/05/2015		570	569
TRAINS
7.365% due 06/15/2015 (a)		20,876	21,485
UFJ Finance Aruba AEC
6.750% due 07/15/2013		250	273
UGS Corp.
10.000% due 06/01/2012		950	1,040
Universal City Development Partners
11.750% due 04/01/2010		500	563
Universal City Florida Holding Co.
8.375% due 05/01/2010		800	786
Ventas Realty LP
8.750% due 05/01/2009		750	814
Ventas Capital Corp.
9.000% due 05/01/2012		800	916
Verizon Global Funding Corp.
4.375% due 06/01/2013		500	474

			158,495

Industrials 22.8%
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010		2,900	2,951
8.375% due 04/01/2015		1,000	962
8.850% due 08/01/2030		745	641
Aearo Co.
8.250% due 04/15/2012		500	510
AES Ironwood LLC
8.857% due 11/30/2025		1,659	1,842
Airgas, Inc.
6.250% due 07/15/2014		1,050	1,037
Alderwoods Group, Inc.
7.750% due 09/15/2012		1,400	1,456
Alliance One International, Inc.
11.000% due 05/15/2012		700	619
Allied Waste N.A., Inc.
8.500% due 12/01/2008		995	1,050
6.500% due 11/15/2010		250	249
7.875% due 04/15/2013		2,000	2,075
7.250% due 03/15/2015		2,500	2,537
Amerada Hess Corp.
6.650% due 08/15/2011		810	871
7.300% due 08/15/2031		425	493
American Media Operations, Inc.
10.250% due 05/01/2009		500	459
Anheuser-Busch Cos., Inc.
6.000% due 04/15/2011		500	524
AOL Time Warner, Inc.
6.750% due 04/15/2011		4,000	4,205
6.875% due 05/01/2012		2,625	2,798
7.700% due 05/01/2032		200	226
Argo-Tech Corp.
9.250% due 06/01/2011		750	772
Armor Holdings, Inc.
8.250% due 08/15/2013		325	351
ArvinMeritor, Inc.
8.750% due 03/01/2012		2,500	2,406
AT&T Broadband Corp.
8.375% due 03/15/2013		315	365
Atlantic Richfield Co.
8.530% due 02/27/2012		500	592
Aviall, Inc.
7.625% due 07/01/2011		675	695
Barrick Gold Finance Co.
4.875% due 11/15/2014		1,000	970
Boise Cascade LLC
7.025% due 10/15/2012 (a)		500	490
Bombardier, Inc.
6.750% due 05/01/2012		2,000	1,860
Buhrmann US, Inc.
8.250% due 07/01/2014		1,850	1,866
Cablevision Systems Corp.
8.000% due 04/15/2012		2,450	2,303
Caesars Entertainment, Inc.
8.875% due 09/15/2008		335	363
7.875% due 03/15/2010		300	324
7.000% due 04/15/2013		500	536
CanWest Media, Inc.
8.000% due 09/15/2012		1,803	1,850
CCO Holdings LLC
8.750% due 11/15/2013		1,750	1,676
Cenveo Corp.
9.625% due 03/15/2012		670	727
Charter Communications Holdings II LLC
10.250% due 09/15/2010		2,000	2,000
Chesapeake Energy Corp.
7.500% due 06/15/2014		1,000	1,065
6.625% due 01/15/2016		2,250	2,289
Clear Channel Communications, Inc.
7.650% due 09/15/2010		340	364
5.750% due 01/15/2013		400	393
CODELCO, Inc.
5.625% due 09/21/2035		2,000	2,000
Comcast Cable Communications, Inc.
6.200% due 11/15/2008		100	103
6.875% due 06/15/2009		1,095	1,151
7.125% due 06/15/2013		2,130	2,319
Comcast Corp.
5.300% due 01/15/2014		2,000	1,965
6.500% due 01/15/2015		100	106
7.050% due 03/15/2033		200	217
Communications & Power Industries, Inc.
8.000% due 02/01/2012		500	501
Constellation Brands, Inc.
8.625% due 08/01/2006		700	714
Cox Communications, Inc.
7.125% due 10/01/2012		725	778
Crown Americas LLC
7.625% due 11/15/2013		425	443
7.750% due 11/15/2015		525	546
CSC Holdings, Inc.
8.125% due 08/15/2009		335	340
7.625% due 04/01/2011		2,300	2,300
DaimlerChrysler N.A. Holding Corp.
4.990% due 05/24/2006 (a)		4,500	4,506
4.698% due 11/17/2006 (a)		2,000	2,000
4.026% due 03/07/2007 (a)		5,500	5,496
4.314% due 09/10/2007 (a)		1,632	1,636
DaVita, Inc.
7.250% due 03/15/2015		2,950	3,002
Delhaize America, Inc.
7.375% due 04/15/2006		1,004	1,014
8.125% due 04/15/2011		2,000	2,190
9.000% due 04/15/2031		2,500	2,952
Dex Media West LLC
8.500% due 08/15/2010		750	789
9.875% due 08/15/2013		4,630	5,162
DirecTV Holdings LLC
8.375% due 03/15/2013		1,300	1,404
6.375% due 06/15/2015		1,500	1,474
Dow Chemical Co.
5.750% due 12/15/2008		105	108
6.000% due 10/01/2012		250	263
Dresser-Rand Group, Inc.
9.375% due 04/15/2011		1,550	1,639
Duke Energy Corp.
5.625% due 11/30/2012		225	231
Dura Operating Corp.
8.625% due 04/15/2012		1,006	835
Dynegy Danskammer & Roseton LLC
7.270% due 11/08/2010		1,550	1,563
7.670% due 11/08/2016		1,000	1,003
EchoStar DBS Corp.
7.304% due 10/01/2008 (a)		2,000	2,050
6.625% due 10/01/2014		2,500	2,409
El Paso CGP Co.
7.625% due 09/01/2008		175	178
6.375% due 02/01/2009		1,500	1,477
7.750% due 06/15/2010		900	923
El Paso Corp.
7.875% due 06/15/2012		620	642
7.375% due 12/15/2012		6,200	6,262
El Paso Production Holding Co.
7.750% due 06/01/2013		8,915	9,294
Enterprise Products Operating LP
4.000% due 10/15/2007		700	686
4.625% due 10/15/2009		1,100	1,074
4.950% due 06/01/2010		600	589
Equistar Chemicals LP
10.125% due 09/01/2008		1,299	1,416
10.625% due 05/01/2011		2,000	2,210
Extendicare Health Services, Inc.
9.500% due 07/01/2010		500	533
Ferrellgas Partners LP
8.750% due 06/15/2012		3,070	3,055
Fisher Communications, Inc.
8.625% due 09/15/2014		500	530
Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011		1,260	1,348
Georgia-Pacific Corp.
8.125% due 05/15/2011		800	805
8.000% due 01/15/2024		5,720	5,491
Greif, Inc.
8.875% due 08/01/2012		495	530
Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012		600	656
Hanover Compressor Co.
8.500% due 09/01/2008		443	461
8.625% due 12/15/2010		500	531
Hanover Equipment Trust
8.750% due 09/01/2011		2,000	2,125
HCA, Inc.
5.500% due 12/01/2009		4,700	4,665
6.300% due 10/01/2012		1,000	1,010
6.750% due 07/15/2013		3,100	3,212
HealthSouth Corp.
7.625% due 06/01/2012		3,000	3,060
Hertz Corp.
8.875% due 01/01/2014		1,300	1,331
Hewlett-Packard Co.
6.500% due 07/01/2012		500	540
HJ Heinz Co.
6.189% due 12/01/2020		5,100	5,242
Horizon Lines LLC
9.000% due 11/01/2012		1,182	1,250
Host Marriott LP
7.000% due 08/15/2012		2,250	2,318
Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008		3,000	2,995
Ingles Markets, Inc.
8.875% due 12/01/2011		2,525	2,626
Insight Midwest LP
9.750% due 10/01/2009		500	516
10.500% due 11/01/2010		1,250	1,320
International Paper Co.
6.750% due 09/01/2011		220	234
Invensys PLC
9.875% due 03/15/2011		500	498
ISP Holdings, Inc.
10.625% due 12/15/2009		165	174
10.250% due 07/01/2011		1,375	1,471
JC Penney Co., Inc.
7.125% due 11/15/2023		290	324
Jefferson Smurfit Corp.
8.250% due 10/01/2012		329	317
Kappa Beheer BV
10.625% due 07/15/2009		225	234
Kerr-McGee Corp.
6.875% due 09/15/2011		3,000	3,221
Korea Highway Corp.
4.875% due 04/17/2014		1,540	1,500
5.125% due 05/20/2015		750	741
Kroger Co.
6.800% due 04/01/2011		1,000	1,050
5.500% due 02/01/2013		1,240	1,226
L-3 Communications Corp.
6.375% due 10/15/2015		1,500	1,504
Lamar Media Corp.
6.625% due 08/15/2015		1,000	1,009
Legrand Holding S.A.
10.500% due 02/15/2013		155	176
Mandalay Resort Group
9.375% due 02/15/2010		1,534	1,687
7.625% due 07/15/2013		4,950	5,160
Marathon Oil Corp.
6.000% due 07/01/2012		500	529
MCI, Inc.
8.735% due 05/01/2014		7,750	8,593
Mediacom Broadband LLC
11.000% due 07/15/2013		1,760	1,901
MGM Mirage, Inc.
9.750% due 06/01/2007		230	244
6.000% due 10/01/2009		2,000	1,998
8.375% due 02/01/2011		1,150	1,236
Miller Brewing Co.
5.500% due 08/15/2013		1,000	1,021
Nalco Co.
7.750% due 11/15/2011		2,825	2,917
8.875% due 11/15/2013		400	421
Newpark Resources, Inc.
8.625% due 12/15/2007		1,150	1,156
Norfolk Southern Corp.
7.800% due 05/15/2027		6	8
5.640% due 05/17/2029		164	165
Novelis, Inc.
7.250% due 02/15/2015		2,800	2,625
Owens-Brockway Glass Container, Inc.
8.875% due 02/15/2009		750	787
8.750% due 11/15/2012		750	810
8.250% due 05/15/2013		400	415
6.750% due 12/01/2014		2,000	1,950
Peabody Energy Corp.
6.875% due 03/15/2013		1,300	1,359
Pemex Project Funding Master Trust
9.625% due 12/02/2008		203	226
5.399% due 10/15/2009 (a)		3,500	3,679
5.170% due 06/15/2010 (a)		700	725
8.000% due 11/15/2011		2,100	2,359
4.994% due 12/03/2012 (a)		7,100	7,096
7.375% due 12/15/2014		6,251	6,960
5.750% due 12/15/2015		4,000	3,985
5.750% due 12/15/2015		1,760	1,753
9.500% due 03/30/2018		4,068	5,191
8.625% due 02/01/2022		517	638
Petrobras International Finance Co.
7.750% due 09/15/2014		500	543
Petronas Capital Ltd.
7.000% due 05/22/2012		250	277
Plains Exploration & Production Co.
7.125% due 06/15/2014		1,000	1,040
Quiksilver, Inc.
6.875% due 04/15/2015		2,260	2,186
Rhodia S.A.
7.625% due 06/01/2010		800	808
RJ Reynolds Tobacco Holdings, Inc.
7.250% due 06/01/2012		1,500	1,538
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		1,000	1,001
Royal Caribbean Cruises Ltd.
7.500% due 10/15/2027		400	431
SemGroup LP
8.750% due 11/15/2015		1,350	1,387
Seneca Gaming Corp.
7.250% due 05/01/2012		1,300	1,315
SESI LLC
8.875% due 05/15/2011		875	921
Smurfit Capital Funding PLC
7.500% due 11/20/2025		1,500	1,328
Smurfit-Stone Container Enterprises, Inc.
9.750% due 02/01/2011		350	355
8.375% due 07/01/2012		4,300	4,182
Sonat, Inc.
7.625% due 07/15/2011		2,000	2,045
Spectrum Brands, Inc.
7.375% due 02/01/2015		1,500	1,260
Station Casinos, Inc.
6.500% due 02/01/2014		700	711
6.875% due 03/01/2016		2,300	2,363
Sungard Data Systems, Inc.
9.125% due 08/15/2013		2,500	2,600
Superior Essex Communications
9.000% due 04/15/2012		1,000	990
Target Corp
4.875% due 05/15/2018		250	242
Tenet Healthcare Corp.
6.375% due 12/01/2011		300	275
7.375% due 02/01/2013		500	464
9.875% due 07/01/2014		750	763
9.250% due 02/01/2015		500	499
Tenneco Automotive, Inc.
10.250% due 07/15/2013		1,400	1,537
8.625% due 11/15/2014		500	475
TransMontaigne, Inc.
9.125% due 06/01/2010		750	741
Triad Hospitals, Inc.
7.000% due 05/15/2012		500	513
7.000% due 11/15/2013		2,750	2,771
Trinity Industries, Inc.
6.500% due 03/15/2014		1,800	1,782
Tronox Worldwide LLC
9.500% due 12/01/2012		1,000	1,025
TRW Automotive, Inc.
9.375% due 02/15/2013		1,541	1,676
Tyco International Group S.A.
6.375% due 02/15/2006		3,000	3,005
5.800% due 08/01/2006		4,000	4,017
6.750% due 02/15/2011		500	526
6.375% due 10/15/2011		445	463
Union Pacific Corp.
6.700% due 12/01/2006		3,250	3,299
United Airlines, Inc.
7.730% due 07/01/2010		3,497	3,483
7.783% due 01/01/2014		1,100	1,096
Vintage Petroleum, Inc.
7.875% due 05/15/2011		1,300	1,365
8.250% due 05/01/2012		100	108
VWR International, Inc.
8.000% due 04/15/2014		1,500	1,500
Wal-Mart Stores , Inc.
4.125% due 02/15/2011		1,000	967
Walt Disney Co.
6.375% due 03/01/2012		640	678
6.200% due 06/20/2014		500	527
Waste Management, Inc.
7.375% due 08/01/2010		900	980
7.650% due 03/15/2011		270	299
Williams Cos., Inc.
6.375% due 10/01/2010		2,500	2,509
7.125% due 09/01/2011		3,500	3,653
8.125% due 03/15/2012		1,500	1,643
7.875% due 09/01/2021		5,000	5,438
7.750% due 06/15/2031		115	122
8.750% due 03/15/2032		350	408
Wyeth
6.450% due 02/01/2024		300	325
Wynn Las Vegas LLC
6.625% due 12/01/2014		4,800	4,692
Xerox Corp.
6.875% due 08/15/2011		3,000	3,120
Young Broadcasting, Inc.
10.000% due 03/01/2011		1,150	1,082

			342,494

Utilities 9.0%
AES Corp.
8.750% due 05/15/2013		4,750	5,195
9.000% due 05/15/2015		100	110
American Cellular Corp.
10.000% due 08/01/2011		1,425	1,553
AT&T Corp.
6.000% due 03/15/2009		260	266
9.050% due 11/15/2011		947	1,049
AT&T Wireless Services, Inc.
8.125% due 05/01/2012		2,175	2,516
British Telecom PLC
8.375% due 12/15/2010		2,240	2,553
CenterPoint Energy Resources Corp.
7.750% due 02/15/2011		1,500	1,660
Cincinnati Bell, Inc.
8.375% due 01/15/2014		4,200	4,153
7.000% due 02/15/2015		1,000	985
Citizens Communications Co.
6.250% due 01/15/2013		1,500	1,459
CMS Energy Corp.
7.500% due 01/15/2009		2,800	2,898
Constellation Energy Group, Inc.
7.000% due 04/01/2012		655	716
Dayton Power & Light Co.
5.125% due 10/01/2013 (a)		1,480	1,476
Dominion Resources, Inc.
5.700% due 09/17/2012		260	265
El Paso Natural Gas Co.
7.625% due 08/01/2010		200	211
Entergy Gulf States, Inc.
5.170% due 12/08/2008 (a)		3,500	3,502
5.700% due 06/01/2015		100	98
FirstEnergy Corp.
5.500% due 11/15/2006		450	452
Florida Power Corp.
4.860% due 11/14/2008 (a)		5,000	5,003
France Telecom S.A.
7.200% due 03/01/2006		650	653
Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013		450	442
Intelsat Bermuda Ltd.
8.250% due 01/15/2013		1,000	1,015
IPALCO Enterprises, Inc.
8.375% due 11/14/2008		2,200	2,316
8.625% due 11/14/2011		125	137
KT Corp.
4.875% due 07/15/2015		3,000	2,896
MidAmerican Energy Holdings Co.
5.875% due 10/01/2012		300	310
Midwest Generation LLC
8.560% due 01/02/2016		402	438
8.750% due 05/01/2034		6,200	6,859
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		1,000	1,023
MSW Energy Holdings LLC
8.500% due 09/01/2010		900	963
Nevada Power Co.
5.875% due 01/15/2015		450	449
Nextel Communications, Inc.
6.875% due 10/31/2013		3,000	3,132
7.375% due 08/01/2015		5,125	5,413
Nisource Finance Corp.
3.200% due 11/01/2006		1,437	1,417
NRG Energy, Inc.
8.000% due 12/15/2013		2,791	3,126
Ohio Edison Co.
5.647% due 06/15/2009		1,500	1,524
Progress Energy, Inc.
6.750% due 03/01/2006		4,600	4,615
7.100% due 03/01/2011		3,715	4,013
7.000% due 10/30/2031		170	189
PSEG Energy Holdings LLC
7.750% due 04/16/2007		1,750	1,820
10.000% due 10/01/2009		725	801
8.500% due 06/15/2011		1,200	1,290
PSEG Power LLC
6.875% due 04/15/2006		570	573
3.750% due 04/01/2009		3,000	2,873
7.750% due 04/15/2011		1,000	1,108
6.950% due 06/01/2012		270	293
5.500% due 12/01/2015		900	895
Qwest Communications International, Inc.
7.250% due 02/15/2011		16,175	16,579
7.500% due 02/15/2014		4,275	4,414
Qwest Corp.
8.875% due 03/15/2012		1,390	1,574
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.437% due 09/15/2009		1,490	1,439
5.838% due 09/30/2027		4,000	4,025
Reliant Energy, Inc.
9.500% due 07/15/2013		3,450	3,476
6.750% due 12/15/2014		1,800	1,580
Rogers Wireless Communications, Inc.
8.000% due 12/15/2012		2,000	2,128
6.375% due 03/01/2014		500	504
Rural Cellular Corp.
8.250% due 03/15/2012		1,800	1,908
South Point Energy
8.400% due 05/30/2012		1,993	1,835
Southern California Edison Co.
4.430% due 01/13/2006 (a)		75	75
Sprint Capital Corp.
7.125% due 01/30/2006		2,500	2,504
TECO Energy, Inc.
7.500% due 06/15/2010		1,300	1,391
Time Warner Telecom, Inc.
10.125% due 02/01/2011		325	342
Triton PCS, Inc.
8.500% due 06/01/2013		2,050	1,917
Verizon New England, Inc.
6.500% due 09/15/2011		625	642
Verizon New York, Inc.
6.875% due 04/01/2012		25	26
Verizon Pennsylvania, Inc.
5.650% due 11/15/2011		500	499
Virginia Electric & Power Co.
4.750% due 03/01/2013		245	238
Wind Acquisition Finance S.A.
10.750% due 12/01/2015		1,500	1,556
			135,355

Total Corporate Bonds & Notes (Cost $636,437)			636,344

U.S. GOVERNMENT AGENCIES 6.8%
Fannie Mae
3.000% due 08/25/2009		48	48
4.363% due 03/01/2044 (a)		544	548
5.000% due 12/01/2013 - 10/01/2020 (b)		9,268	9,175
5.500% due 12/01/2032 - 01/12/2036 (b)		91,286	90,494
6.500% due 08/01/2011		122	126
8.000% due 06/01/2008		134	138
Freddie Mac
4.363% due 10/25/2044 - 02/25/2045 (a)(b)		900	906
5.000% due 06/15/2013 - 09/15/2017 (b)		498	499
6.500% due 02/15/2030 - 07/25/2043 (b)		40	41
Government National Mortgage Association
6.000% due 12/20/2029		585	586
7.000% due 09/20/2007		18	18
8.000% due 11/15/2006 - 11/15/2007 (b)		33	33
9.000% due 10/15/2008 - 08/15/2016 (b)		14	15
9.250% due 12/20/2019 - 06/20/2021 (b)		24	27
9.500% due 07/15/2009 - 12/20/2020 (b)		16	18
10.000% due 07/15/2013		24	27
Small Business Administration
4.340% due 03/01/2024		336	323
4.504% due 02/10/2014		161	158
5.130% due 09/01/2023		67	67

Total U.S. Government Agencies (Cost $103,744)			103,247

U.S. TREASURY OBLIGATIONS 0.2%
Treasury Inflation Protected Securities
2.000% due 07/15/2014 (d)		2,853	2,838

Total U.S. Treasury Obligations (Cost $2,929)			2,838

MORTGAGE-BACKED SECURITIES 0.1%
Bear Stearns Adjustable Rate Mortgage Trust
4.203% due 01/25/2034 (a)		134	133
4.698% due 01/25/2034 (a)		81	80
4.828% due 01/25/2034 (a)		36	36
Countrywide Alternative Loan Trust
6.000% due 10/25/2032		11	11
Countrywide Home Loan Mortgage Pass-Through Trust
3.864% due 10/19/2032 (a)		51	50
4.649% due 05/25/2034 (a)		8	8
MASTR Alternative Loans Trust
3.844% due 08/25/2034 (a)		113	113
Washington Mutual Mortgage Securities Corp.
4.649% due 12/25/2027 (a)		892	892
4.816% due 10/25/2032 (a)		9	10
4.324% due 02/27/2034 (a)		35	35

Total Mortgage-Backed Securities (Cost $1,368)			1,368

ASSET-BACKED SECURITIES 1.3%
Argent Securities, Inc.
4.306% due 12/25/2035 (a)		5,000	5,002
Asset-Backed Funding Certificates
4.300% due 06/25/2035 (a)		301	301
Centex Home Equity Co. LLC
4.470% due 01/25/2034 (a)		5	5
Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008		300	300
First NLC Trust
4.569% due 02/25/2036 (a)		3,600	3,601
Fremont Home Loan Trust
4.460% due 01/25/2036 (a)		2,500	2,504
GE-WMC Mortgage Securities LLC
4.470% due 01/25/2036 (a)		100	100
Park Place Securities, Inc.
4.300% due 08/25/2035 (a)		163	163
SLM Student Loan Trust
4.280% due 01/25/2013 (a)		5,000	4,997
Soundview Home Equity Loan Trust
4.300% due 05/25/2035 (a)		238	238
Structured Asset Securities Corp.
4.509% due 12/25/2035 (a)		1,939	1,940

Total Asset-Backed Securities (Cost $19,147)			19,151

SOVEREIGN ISSUES 30.0%
Brazilian Government International Bond
5.188% due 04/15/2006 (a)		73	73
5.188% due 04/15/2006 (a)		67	67
11.250% due 07/26/2007		250	272
11.500% due 03/12/2008		1,825	2,046
9.760% due 06/29/2009 (a)		12,800	14,800
14.500% due 10/15/2009		900	1,156
12.000% due 04/15/2010		2,200	2,681
10.000% due 08/07/2011		7,850	9,145
11.000% due 01/11/2012		15,825	19,346
5.250% due 04/15/2012 (a)		7,142	7,070
10.250% due 06/17/2013		1,100	1,325
10.500% due 07/14/2014		7,700	9,456
7.875% due 03/07/2015		5,700	6,085
8.000% due 01/15/2018		21,423	23,169
8.875% due 10/14/2019		4,650	5,222
6.000% due 04/15/2024 (a)		1,500	1,462
8.875% due 04/15/2024		2,907	3,249
8.750% due 02/04/2025		2,000	2,215
10.125% due 05/15/2027		650	819
12.250% due 03/06/2030		3,335	4,819
8.250% due 01/20/2034		24,770	26,355
11.000% due 08/17/2040		38,447	49,606
Chile Government International Bond
7.125% due 01/11/2012		857	949
5.500% due 01/15/2013		635	650
Colombia Government International Bond
9.750% due 04/23/2009		45	51
10.000% due 01/23/2012		941	1,124
10.750% due 01/15/2013		3,800	4,731
8.250% due 12/22/2014		5,000	5,575
11.750% due 02/25/2020		1,000	1,387
Croatia Government International Bond
4.750% due 07/31/2010 (a)		139	139
Ecuador Government International Bond
12.000% due 11/15/2012		1,250	1,275
9.000% due 08/15/2030 (a)		24,745	22,752
Guatemala Government Bond
10.250% due 11/08/2011		1,000	1,195
9.250% due 08/01/2013		1,845	2,152
Hong Kong Government International Bond
5.125% due 08/01/2014		4,200	4,214
Malaysia Government International Bond
8.750% due 06/01/2009		255	286
7.500% due 07/15/2011		899	1,007
Mexico Government International Bond
9.875% due 02/01/2010		215	253
6.375% due 01/16/2013		3,689	3,929
5.875% due 01/15/2014		9,250	9,597
6.625% due 03/03/2015		1,500	1,646
11.375% due 09/15/2016		30	44
8.125% due 12/30/2019		1,795	2,208
8.000% due 09/24/2022		45	56
8.300% due 08/15/2031		4,868	6,268
7.500% due 04/08/2033		530	629
6.750% due 09/27/2034		27,300	29,928
Panama Government International Bond
9.625% due 02/08/2011		442	518
9.375% due 07/23/2012		1,843	2,166
7.250% due 03/15/2015		2,325	2,485
9.375% due 01/16/2023		400	503
8.875% due 09/30/2027		500	597
9.375% due 04/01/2029		75	95
8.125% due 04/28/2034		5,000	5,600
Peru Government International Bond
9.125% due 02/21/2012		1,586	1,820
9.875% due 02/06/2015		447	539
4.500% due 03/07/2017 (a)		2,001	1,926
5.000% due 03/07/2017(a)		1,230	1,153
8.750% due 11/21/2033		1,000	1,130
Poland Government International Bond
3.750% due 10/27/2024 (a)		55	52
Russia Government International Bond
8.250% due 03/31/2010		5,380	5,740
11.000% due 07/24/2018		500	743
12.750% due 06/24/2028		500	919
5.000% due 03/31/2030 (a)		73,226	82,846
South Africa Government International Bond
9.125% due 05/19/2009		750	843
7.375% due 04/25/2012		2,730	3,044
6.500% due 06/02/2014		7,500	8,128
Ukraine Government International Bond
11.000% due 03/15/2007		280	292
7.343% due 08/05/2009 (a)		2,700	2,918
6.875% due 03/04/2011		2,180	2,264
7.650% due 06/11/2013		1,725	1,866
Venezuela Government International Bond
5.375% due 08/07/2010		1,000	958
4.640% due 04/20/2011 (a)		1,500	1,471
10.750% due 09/19/2013		1,980	2,440
8.500% due 10/08/2014		2,000	2,205
9.250% due 09/15/2027		14,240	16,910
9.375% due 01/13/2034		6,100	7,244

Total Sovereign Issues (Cost $412,838)			451,898

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 6.9%
Altadis Finance BV
5.125% due 10/02/2013	EC	3,400	4,386
Aspropulsion Capital BV
9.625% due 10/01/2013		325	445
Banque Centrale de Tunisie
6.250% due 02/20/2013		2,820	3,853
BNP Paribas Capital Trust VI
5.868% due 01/29/2049 (a)		4,870	6,515
Deutsche Telekom International Finance BV
8.125% due 05/29/2012		2,334	3,447
El Paso Corp.
7.125% due 05/06/2009		600	739
Enterprise Inns PLC
6.500% due 12/06/2018	BP	900	1,713
France Telecom S.A.
7.000% due 03/14/2008	EC	2,414	3,071
Gaz Capital S.A.
5.875% due 06/01/2015		4,000	5,106
HBOS Capital Funding LP
6.461% due 11/29/2049 (a)	BP	1,560	3,040
HBOS Treasury Services PLC
4.875% due 03/29/2049 (a)	EC	3,480	4,390
HSBC Holdings PLC
5.375% due 12/20/2012		2,298	3,038
International Endesa BV
6.125% due 07/05/2012	BP	1,080	1,992
JSG Funding PLC
10.125% due 10/01/2012	EC	2,000	2,557
Kronos International, Inc.
8.875% due 06/30/2009		3,000	3,734
Lighthouse International Co. S.A.
8.000% due 04/30/2014		3,000	3,778
Mitchells & Butler Finance Corp.
6.469% due 09/15/2032	BP	1,700	3,392
Republic of Germany
4.750% due 07/04/2028	EC	7,900	11,014
Rogers Cable, Inc.
7.250% due 12/15/2011	C$	3,000	2,703
Rogers Wireless Communications, Inc.
7.625% due 12/15/2011		500	462
Royal Bank of Scotland PLC
6.000% due 06/29/2049 (a)	BP	1,620	3,004
Shaw Communications, Inc.
7.500% due 11/20/2013	C$	1,000	923
South Africa Government International Bond
5.250% due 05/16/2013	EC	1,050	1,350
Sumitomo Mitsui Banking Corp.
4.375% due 10/27/2014 (a)		3,500	4,273
Telecom Italia Finance NV
6.125% due 07/30/2009		4,870	6,326
Telenet Communications NV
9.000% due 12/15/2013		3,000	3,951
Ukraine Government International Bond
10.000% due 03/15/2007		5,642	7,015
Valentia Telecommunications Ltd.
7.250% due 08/15/2013		2,225	2,885
Veolia Environnement
4.875% due 05/28/2013		3,460	4,404

Total Foreign Currency-Denominated Issues (Cost $103,820)			103,506

PURCHASED CALL OPTIONS 0.0%
		Notional Amount (000s)	Value (000s)
2-Year Interest Rate Swap (OTC)
Strike @ 4.750%* Exp. 08/07/2006		$99,200	368

Total Purchased Call Options (Cost $354)			368

PREFERRED SECURITY 0.1%
		Shares
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		1,335	1,382

Total Preferred Security (Cost $1,437)			1,382

PREFERRED STOCK 0.3%
Fannie Mae
7.000% due 12/31/2049 (a)		17,800	974
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (a)		3,000,000	3,284

Total Preferred Stock (Cost $4,138)			4,258

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS 12.6%
Commercial Paper 11.3%
Danske Corp.
4.035% due 02/07/2006		$24,500	24,404
4.150% due 02/27/2006		3,900	3,875
Federal Home Loan Bank
3.350% due 01/03/2006		19,400	19,400
HBOS Treasury Services PLC
4.165% due 02/03/2006		26,400	26,305
Skandinaviska Enskilda Banken AB
4.170% due 02/03/2006		10,300	10,263
Societe Generale N.A.
4.035% due 02/06/2006		6,100	6,077
UBS Finance Delaware LLC
4.190% due 01/03/2006		1,500	1,500
4.290% due 01/03/2006		16,700	16,700
3.960% due 01/27/2006		27,000	26,929
3.975% due 01/30/2006		300	299
Westpac Capital Corp.
4.310% due 02/28/2006		34,000	33,772

			169,524

Repurchase Agreements 1.0%
Lehman Brothers, Inc.
3.250% due 01/03/2006		14,000	14,000
(Dated 12/30/2005. Collateralized by U.S. Treasury Bills 3.613% due 01/26/2006 valued at $14,282. Repurchase proceeds are $14,005.)
State Street Bank
3.900% due 01/03/2006		1,542	1,542
(Dated 12/30/2005. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $1,574. Repurchase proceeds are $1,543.)

			15,542

U.S. Treasury Bills 0.3%
3.838% due 03/16/2006 (e)(f)		4,140	4,102

Total Short-Term Instruments (Cost $189,174)			189,168

Total Investments (c) (Cost $1,477,717)		100.7%	$1,515,888
Written Options (h) (Premiums $701)		(0.1%)	(714)
Other Assets and Liabilities (Net)		(0.6%)	(9,316)

Net Assets		100.0%	$1,505,858

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) As of December 31, 2005, portfolio securities with an aggregate market value of 17,184 were valued with reference to securities whose prices are more readily obtainable.

(d) Principal amount of security is adjusted for inflation.

(e) Securities with an aggregate market value of $248 have been pledged as collateral for swap and swaption contracts on December 31, 2005.

(f) Securities with an aggregate market value of $3,854 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar Futures	Long	06/2006	718	$(1,004)
90-Day Eurodollar Futures	Long	09/2006	577	(36)
90-Day Eurodollar Futures	Long	12/2006	823	62
90-Day Eurodollar Futures	Long	03/2007	184	18
Euro-Bund 10-Year Note Futures	Long	03/2006	363	409
U.S. Treasury 5-Year Note Futures	Long	03/2006	169	43
U.S. Treasury 30-Year Bond Futures	Long	03/2006	55	78

				$(430)

(g) Swap agreements outstanding on December 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation
Citibank N.A.	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	40,200	$350
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2016		$700	9
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2016		2,600	35
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2016		700	9

							$403

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	$16,864	$0
Barclays Bank PLC	Dow Jones CDX N.A. EM4 Index	Sell	1.800%	12/20/2010	10,000	204
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	6,300	(153)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.480%	06/20/2009	4,000	(391)
Credit Suisse First Boston	Gaz Capital S.A. 8.625% due 04/28/2034	Sell	0.720%	04/20/2006	1,000	3
Goldman Sachs & Co.	Dow Jones CDX N.A. IG5 Index	Sell	0.450%	12/20/2010	15,000	6
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.000%	09/04/2013	810	120
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.950%	09/05/2013	350	51
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.750%	09/17/2013	200	26
Goldman Sachs & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	2.050%	09/20/2013	210	17
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	3,300	199
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	6,900	428
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.150%	08/19/2013	200	32
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	3,000	181
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG4 Index	Sell	0.650%	06/20/2015	1,500	23
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%	01/21/2014	4,500	489
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	06/20/2007	4,300	(98)
Morgan Stanley Dean Witter & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	1.280%	02/20/2009	900	28
Morgan Stanley Dean Witter & Co.	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.720%	03/20/2011	5,000	4
Morgan Stanley Dean Witter & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.170%	09/20/2013	120	11
Morgan Stanley Dean Witter & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.070%	09/20/2013	490	41
Morgan Stanley Dean Witter & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.070%	09/20/2013	40	3

						$1,224

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(h) Written options outstanding on December 31, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$111.000	02/24/2006	760	$116	$190
Put - CBOT U.S. Treasury 10-Year Note March Futures	107.000	02/24/2006	760	235	119

				$351	$309

Name of Issuer	Counterparty	Exercise Rate		Notional Date	Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.780	%*	08/07/2006	$42,700	$350	$405

*	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(I) Forward foreign currency contracts outstanding on December 31, 2005:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	108	01/2006	$0	$(3)	$(3)
Sell		7,104	01/2006	0	(27)	(27)
Buy	BR	2,065	02/2006	37	0	37
Sell	C$	4,500	01/2006	0	(88)	(88)
Buy	CP	443,993	02/2006	49	0	49
Buy	CY	2,189	09/2006	1	0	1
Buy	EC	15,290	01/2006	133	(1)	132
Sell		87,523	02/2006	0	(797)	(797)
Buy	JY	1,172,641	01/2006	1	0	1
Buy	KW	586,100	01/2006	6	0	6
Buy		5,899,700	02/2006	6	0	6
Buy		271,400	03/2006	4	0	4
Buy	MP	5,363	02/2006	18	0	18
Buy		14,474	03/2006	45	0	45
Buy	PN	1,586	02/2006	0	(24)	(24)
Buy		804	03/2006	0	(9)	(9)
Buy	PZ	1,578	02/2006	5	0	5
Buy		955	03/2006	0	(1)	(1)
Buy	RP	15,658	03/2006	0	(8)	(8)
Buy		8,564	05/2006	2	0	2
Buy	RR	18,920	01/2006	1	0	1
Buy		13,240	02/2006	0	(5)	(5)
Buy		7,032	03/2006	0	(4)	(4)
Buy	S$	475	01/2006	0	(3)	(3)
Buy		783	02/2006	0	(4)	(4)
Buy		394	03/2006	1	0	1
Buy	SR	1,173	02/2006	5	0	5
Buy	SV	15,966	02/2006	0	(17)	(17)
Buy		16,791	03/2006	0	(5)	(5)
Buy	T$	15,348	02/2006	0	(15)	(15)
Buy		7,661	03/2006	1	0	1

				$315	$(1,011)	$(696)

Schedule of Investments

Emerging Markets Bond Fund

December 31, 2005 (Unaudited)

		Principal Amount (000s)	Value (000s)
BERMUDA 0.0%
Noble Group Ltd.
6.625% due 03/17/2015		$1,000	$918

Total Bermuda (Cost $941)			918

BRAZIL 29.3%
Braskem S.A.
12.500% due 11/05/2008		$500	586
Brazilian Government International Bond
5.188% due 04/15/2006 (a)		6,038	6,042
10.000% due 01/16/2007		1,000	1,051
11.500% due 03/12/2008		14,100	15,806
9.375% due 04/07/2008		200	216
5.188% due 04/15/2009 (a)		11,522	11,522
5.250% due 04/15/2009 (a)		32,717	32,590
10.271% due 06/29/2009 (a)		15,500	17,922
14.500% due 10/15/2009		2,600	3,341
12.000% due 04/15/2010		4,865	5,928
9.250% due 10/22/2010		2,880	3,230
10.000% due 08/07/2011		6,180	7,200
11.000% due 01/11/2012		38,589	47,175
5.250% due 04/15/2012 (a)		59,694	59,097
10.250% due 06/17/2013		7,500	9,037
10.500% due 07/14/2014		58,605	71,967
7.875% due 03/07/2015		18,750	20,016
8.000% due 01/15/2018		10,074	10,895
8.875% due 10/14/2019		16,500	18,529
12.750% due 01/15/2020		3,750	5,419
5.188% due 04/15/2024 (a)		1,130	1,106
6.000% due 04/15/2024 (a)		13,447	13,111
8.875% due 04/15/2024		21,160	23,646
8.750% due 02/04/2025		21,500	23,811
10.125% due 05/15/2027		42,810	53,941
12.250% due 03/06/2030		17,365	25,092
8.250% due 01/20/2034		100,780	107,230
11.000% due 08/17/2040		176,851	228,182
Cia de Saneamento Basico do Estado de Sao Paulo
12.000% due 06/20/2008		1,000	1,137
Petrobras International Finance Co.
7.750% due 09/15/2014		650	705

Total Brazil (Cost $736,511)			825,530

BULGARIA 0.0%
Bulgaria Government International Bond
8.250% due 01/15/2015		$150	182

Total Bulgaria (Cost $182)			182

CAYMAN ISLANDS 0.3%
CSN Islands VII Corp.
10.750% due 09/12/2008		$1,000	1,117
CSN Islands VIII Corp.
9.750% due 12/16/2013		2,000	2,240
Petroleum Export Ltd.
5.265% due 06/15/2011		4,400	4,346
Vale Overseas Ltd.
8.250% due 01/17/2034		750	867

Total Cayman Islands (Cost $8,279)			8,570

CHILE 0.8%
Banco Santander Chile S.A.
4.810% due 12/09/2009 (a)		$8,500	8,480
5.375% due 12/09/2014		3,000	3,002
Chile Government International Bond
3.587% due 01/28/2008 (a)		24	24
7.125% due 01/11/2012		1,740	1,928
5.500% due 01/15/2013		1,815	1,859
CODELCO, Inc.
5.625% due 09/21/2035		4,800	4,799
Empresa Nacional de Electricidad S.A.
8.350% due 08/01/2013		3,000	3,423

Total Chile (Cost $23,469)			23,515

CHINA 1.0%
China Development Bank
5.000% due 10/15/2015		$1,000	988
Export-Import Bank of China
5.250% due 07/29/2014		17,910	18,037
4.875% due 07/21/2015		5,840	5,687
Sino-Forest Corp.
9.125% due 08/17/2011		2,700	2,909

Total China (Cost $27,391)			27,621

COLOMBIA 2.2%
Colombia Government International Bond
9.750% due 04/23/2009		$910	1,031
10.000% due 01/23/2012		8,150	9,739
10.750% due 01/15/2013		18,785	23,387
8.250% due 12/22/2014		24,100	26,872
11.750% due 02/25/2020		1,300	1,804

Total Colombia (Cost $60,242)			62,833

ECUADOR 4.5%
Ecuador Government International Bond
9.000% due 08/15/2030 (a)		$137,502	126,476

Total Ecuador (Cost $109,467)			126,476

EGYPT 0.1%
Egypt Government International Bond
8.750% due 07/11/2011		$2,000	2,365

Total Egypt (Cost $2,362)			2,365

EL SALVADOR 0.2%
El Salvador Government International Bond
8.500% due 07/25/2011		$5,515	6,204

Total El Salvador (Cost $5,946)			6,204

GUATEMALA 0.7%
Guatemala Government Bond
10.250% due 11/08/2011		$2,350	2,808
9.250% due 08/01/2013		14,381	16,764

Total Guatemala (Cost $19,468)			19,572

HONG KONG 0.0%
Hong Kong Government International Bond
5.125% due 08/01/2014		$250	251
Panva Gas Holdings Ltd.
8.250% due 09/23/2011		1,000	1,038

Total Hong Kong (Cost $1,301)			1,289

INDIA 0.1%
Industrial Development Bank of India Ltd.
4.750% due 03/03/2009		$1,500	1,466
Vedanta Resources PLC
6.625% due 02/22/2010		2,000	1,953

Total India (Cost $3,442)			3,419

KAZAKHSTAN 0.5%
Kazkommerts International BV
7.000% due 11/03/2009		$3,500	3,606
Tengizchevroil Finance Co.
6.124% due 11/15/2014		10,775	10,990

Total Kazakhstan (Cost $14,389)			14,596

LUXEMBOURG 0.1%
VTB Capital S.A. for Vneshtorgbank
5.250% due 09/21/2007 (a)		$1,300	1,303

Total Luxembourg (Cost $1,300)			1,303

MALAYSIA 1.5%
Petroliam Nasional Bhd.
7.750% due 08/15/2015		$1,690	2,023
Petronas Capital Ltd.
7.000% due 05/22/2012		24,160	26,729
7.875% due 05/22/2022		3,000	3,755
TNB Capital Ltd.
5.250% due 05/05/2015		8,300	8,288

Total Malaysia (Cost $40,501)			40,795

MEXICO 15.2%
Banco Mercantil del Norte S.A.
5.875% due 02/17/2014 (a)		$4,050	4,040
Cablemas S.A. de CV
9.375% due 11/15/2015		3,000	3,090
Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012		4,850	5,335
12.500% due 06/15/2012		1,000	1,145
Mexico Government International Bond
4.625% due 10/08/2008		60	59
7.500% due 01/14/2012		4,450	4,973
6.375% due 01/16/2013		9,836	10,475
5.875% due 01/15/2014		18,000	18,675
6.625% due 03/03/2015		57,235	62,815
11.375% due 09/15/2016		3,060	4,506
8.125% due 12/30/2019		41,215	50,694
8.000% due 09/24/2022		26,180	32,365
11.500% due 05/15/2026		10,000	16,375
8.300% due 08/15/2031		25,150	32,381
7.500% due 04/08/2033		14,725	17,471
6.750% due 09/27/2034		51,550	56,512
Mexico Government International Bond Value Recovery Rights
0.000% due 06/30/2006 (a)		20,094	413
0.000% due 06/30/2007 (a)		18,575	488
Pemex Finance Ltd.
9.030% due 02/15/2011		60	66
Pemex Project Funding Master Trust
9.375% due 12/02/2008		500	556
9.125% due 10/13/2010		4,565	5,266
8.000% due 11/15/2011		8,500	9,550
7.375% due 12/15/2014		7,424	8,267
5.750% due 12/15/2015		20,500	20,423
9.250% due 03/30/2018		11,877	15,002
8.625% due 02/01/2022		38,033	46,971
Telefonos de Mexico S.A.
8.250% due 01/26/2006		1,000	1,005
United Mexican States
4.830% due 01/13/2009 (a)		24	24

Total Mexico (Cost $405,944)			428,942

MOROCCO 0.1%
Kingdom of Morocco
2.031% due 01/05/2009 (a)		$3,637	3,637

Total Morocco (Cost $3,538)			3,637

PANAMA 2.6%
Panama Government International Bond
9.625% due 02/08/2011		$25,439	29,827
9.375% due 07/23/2012		21,473	25,231
4.688% due 07/17/2014 (a)		1,044	1,041
7.250% due 03/15/2015		2,200	2,352
9.375% due 01/16/2023		1,650	2,075
7.125% due 01/29/2026		8,025	8,165
8.875% due 09/30/2027		250	299
9.375% due 04/01/2029		2,675	3,377

Total Panama (Cost $69,343)			72,367

PERU 3.2%
Peru Government International Bond
9.125% due 01/15/2008		$4,409	4,762
9.125% due 02/21/2012		22,791	26,153
9.875% due 02/06/2015		2,350	2,832
4.500% due 03/07/2017 (a)		17,241	16,594
5.000% due 03/07/2017 (a)		21,084	19,766
8.750% due 11/21/2033		11,795	13,328
Southern Peru Copper Corp.
6.375% due 07/27/2015		1,000	1,001
7.500% due 07/27/2035		4,800	4,795

Total Peru (Cost $84,924)			89,231

QATAR 0.4%
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.437% due 09/15/2009		$671	648
5.298% due 09/30/2020		5,350	5,319
5.838% due 09/30/2027		4,000	4,025
Ras Laffan LNG III
5.838% due 09/30/2027		1,000	1,003

Total Qatar (Cost $10,982)			10,995

RUSSIA (g) 16.7%
Aries Vermogensverwaltng
5.527% due 10/25/2007 (a)	EC	1,000	1,244
Gaz Capital S.A.
5.875% due 06/01/2015		7,550	9,638
8.625% due 04/28/2034		$4,900	6,211
Gazprom
9.125% due 04/25/2007		1,000	1,047
9.625% due 03/01/2013		23,550	28,486
7.201% due 02/01/2020		14,750	15,763
Mobile Telesystems Finance S.A.
8.375% due 10/14/2010		1,000	1,049
8.000% due 01/28/2012		3,500	3,579
OAO Rosneft Oil Co.
5.000% due 12/30/2008 (a)		5,000	4,980
Russia Government International Bond
8.250% due 03/31/2010		13,380	14,265
11.000% due 07/24/2018		2,700	4,012
12.750% due 06/24/2028		13,275	24,388
5.000% due 03/31/2030 (a)		313,715	354,925
Vimpel Communications
8.375% due 10/22/2011		450	470

Total Russia (Cost $458,363)			470,057

SOUTH AFRICA (g) 1.8%
South Africa Government International Bond
8.375% due 10/17/2006		$1,000	1,026
9.125% due 05/19/2009		9,690	10,889
7.375% due 04/25/2012		6,750	7,526
5.250% due 05/16/2013	EC	12,160	15,638
6.500% due 06/02/2014		$10,750	11,650
8.500% due 06/23/2017		2,140	2,702

Total South Africa (Cost $46,771)			49,431

SOUTH KOREA 0.6%
Korea Highway Corp.
5.125% due 05/20/2015		$11,700	11,561
KT Corp.
4.875% due 07/15/2015		4,530	4,372

Total South Korea (Cost $16,028)			15,933

TUNISIA (g) 2.0%
Banque Centrale de Tunisie
4.750% due 04/07/2011	EC	450	561
7.375% due 04/25/2012		$42,062	47,004
4.500% due 06/22/2020	EC	5,500	6,489
8.250% due 09/19/2027		$1,680	2,125

Total Tunisia (Cost $55,933)			56,179

UKRAINE (g) 3.5%
Ukraine Government International Bond
11.000% due 03/15/2007		$8,979	9,356
7.343% due 08/05/2009 (a)		28,420	30,718
6.875% due 03/04/2011		36,350	37,719
7.650% due 06/11/2013		15,185	16,436
4.950% due 10/13/2015	EC	2,800	3,303

Total Ukraine (Cost $94,058)			97,532

VENEZUELA 5.7%
Venezuela Government International Bond
5.375% due 08/07/2010		$8,000	7,660
5.194% due 04/20/2011 (a)		22,450	22,017
10.750% due 09/19/2013		18,080	22,284
8.500% due 10/08/2014		2,000	2,205
7.000% due 12/01/2018		5,000	4,838
7.650% due 04/21/2025		3,500	3,553
9.250% due 09/15/2027		57,905	68,762
9.375% due 01/13/2034		23,650	28,084
Venezuela Government International Bond Value Recovery Rights
0.000% due 04/15/2020 (a)		4	98

Total Venezuela (Cost $144,981)			159,501

VIETNAM 0.1%
Socialist Republic of Vietnam
6.875% due 01/15/2016		$3,100	3,243

Total Vietnam (Cost $3,046)			3,243

SHORT-TERM INSTRUMENTS 21.3%
Commercial Paper 20.5%
Barclays U.S. Funding Corp.
4.155% due 02/21/2006		$79,300	78,852
Danske Corp.
3.990% due 01/09/2006		60,200	60,160
Fannie Mae
3.860% due 03/22/2006		74,800	74,051
Federal Home Loan Bank
3.350% due 01/03/2006		51,400	51,400
3.855% due 03/24/2006		100,400	48,497
Skandinaviska Enskilda Banken AB
4.070% due 01/19/2006		20,300	20,263
4.170% due 02/03/2006		41,900	21,522
4.210% due 02/09/2006		89,100	46,996
UBS Finance Delaware LLC
4.190% due 01/03/2006		7,100	6,200
4.300% due 01/03/2006		84,500	77,400
3.975% due 01/30/2006		900	897
Westpac Banking Corp.
4.190% due 02/06/2006		88,600	8,566
4.180% due 02/07/2006		80,000	79,675
4.315% due 03/01/2006		91,600	2,979

			577,458

Repurchase Agreements 0.7%
Lehman Brothers, Inc.
3.250% due 01/03/2006		11,000	11,000
(Dated 12/30/2005. Collateralized by U.S. Treasury Bills 3.613% due 01/26/2006 valued at $11,220. Repurchase proceeds are $11,004.)
State Street Bank
3.900% due 01/03/2006		8,886	8,886
(Dated 12/30/2005. Collateralized by Fannie Mae 3.125% due 07/15/2006 valued at $9,064. Repurchase proceeds are $8,890.)

			19,886

U.S. Treasury Bill 0.1%
3.860% due 03/16/2006 (c)(d)		3,650	3,617

Total Short-Term Instruments (Cost $601,173)			600,961

Total Investments (b) (Cost $3,050,275)		114.5%	$3,223,197
Other Assets and Liabilities (Net)		(14.5%)	(407,385)

Net Assets		100.0%	$2,815,812

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) As of December 31, 2005, portfolio securities with an aggregate market value of $5,078 were valued with reference to securities whose prices are more readily obtainable.

(c) Securities with an aggregate market value of $991 have been pledged as collateral for swap and swaption contracts on December 31, 2005.

(d) Securities with an aggregate market value of $2,626 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar Futures	Long	09/2006	2,728	$12

(e) Swap agreements outstanding on December 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation
Morgan Stanley Dean Witter & Co.	28-day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015	MP	69,000	$401

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.360%	08/24/2009	$8,025	$555
ABN AMRO Bank, N.V.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.990%	08/24/2014	8,125	1,292
Citibank N.A.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.110%	06/17/2013	20,000	2,884
Credit Suisse First Boston	Gaz Capital S.A. 8.625% due 04/28/2034	Sell	0.720%	04/20/2006	6,750	20
Credit Suisse First Boston	Gaz Capital S.A. 8.625% due 04/28/2034	Sell	0.720%	04/20/2006	4,500	14
Credit Suisse First Boston	Federative Brazilian Government International Bond 10.125% due 05/15/2027	Sell	8.250%	03/11/2009	14,000	3,158
Credit Suisse First Boston	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.800%	01/16/2013	4,000	527
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	03/20/2007	2,450	15
Goldman Sachs & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.450%	04/08/2013	3,500	369
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	2,700	17
J.P. Morgan Chase & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.840%	01/04/2013	5,400	729
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.320%	01/21/2014	12,000	1,307
Lehman Brothers, Inc.	Philippine Government International Bond 8.250% due 01/15/2014	Buy	(2.850%)	03/20/2008	5,000	(184)
Lehman Brothers, Inc.	Philippine Government International Bond 8.250% due 01/15/2014	Buy	(2.470%)	09/20/2008	10,000	(270)
Lehman Brothers, Inc.	Republic of Turkey 11.875% due 01/15/2030	Buy	(2.780%)	09/20/2010	8,000	(531)
Lehman Brothers, Inc.	Republic of Turkey 11.875% due 01/15/2030	Buy	(2.810%)	09/20/2010	10,000	(677)
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.840%	08/20/2012	3,500	(102)
Lehman Brothers, Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.550%	03/20/2014	3,700	451
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.160%	10/02/2013	12,000	1,888
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%	01/21/2014	1,350	146
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.580%	06/20/2006	6,120	10
Morgan Stanley Dean Witter & Co.	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.200%	09/20/2008	6,200	75
Morgan Stanley Dean Witter & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	1.280%	02/20/2009	3,800	120
Morgan Stanley Dean Witter & Co.	Republic of Turkey 11.875% due 01/15/2030	Buy	(2.250%)	09/20/2010	1,300	(54)
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.050%	06/18/2013	20,000	2,809
Morgan Stanley Dean Witter & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	1.770%	12/20/2013	12,500	758

						$15,326

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(f) Short sales open on December 31, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value	à
Russia Government International Bond	5.000%	03/31/2030	$4,602	$5,180	$5,261

à	Market value includes $54 of interest payable on short sales.

(g) Forward foreign currency contracts outstanding on December 31, 2005:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	12,582	02/2006	$337	$0	$337
Sell		4,991	02/2006	14	0	14
Buy	CP	1,750,059	02/2006	220	0	220
Buy	CY	24,681	09/2006	9	0	9
Sell	EC	30,163	02/2006	0	(275)	(275)
Buy	IR	60,156,000	02/2006	550	0	550
Buy	JY	1,391,423	01/2006	1	0	1
Buy	KW	2,761,100	01/2006	27	0	27
Buy		1,986,000	02/2006	15	0	15
Buy		6,811,000	03/2006	229	0	229
Buy		201,055	05/2006	8	0	8
Buy	MP	31,205	02/2006	99	0	99
Buy		7,790	03/2006	24	0	24
Buy	PN	9,065	02/2006	0	(135)	(135)
Buy		317	03/2006	0	(4)	(4)
Buy	PZ	29,205	02/2006	124	0	124
Buy		881	03/2006	0	(1)	(1)
Buy	RP	131,247	03/2006	0	(69)	(69)
Buy		62,604	05/2006	11	0	11
Buy	RR	36,237	01/2006	2	0	2
Buy		240,786	02/2006	0	(75)	(75)
Buy	RR	12,873	03/2006	0	(8)	(8)
Buy	S$	2,120	01/2006	0	(16)	(16)
Buy		4,228	02/2006	0	(21)	(21)
Buy	SR	47,975	02/2006	225	0	225
Buy	SV	44,182	02/2006	0	(43)	(43)
Buy		253,746	03/2006	0	(74)	(74)
Buy	T$	88,186	02/2006	0	(88)	(88)
Buy		2,552	03/2006	0	0	0

				$1,895	$(809)	$1,086

Schedule of Investments

European StocksPLUS® TR Strategy Fund

December 31, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 1.6%
Banking & Finance 1.4%
Banque Centrale de Tunisie
7.375% due 04/25/2012	$12	$13
Ford Motor Credit Co.
5.700% due 01/15/2010	100	85

		98

Industrials 0.2%
HCA, Inc.
5.250% due 11/06/2008	10	10

Total Corporate Bonds & Notes (Cost $116)		108

MUNICIPAL BONDS & NOTES 1.4%
Akron, Ohio Community Learning Centers Income Tax Revenue Bonds, (FGIC Insured), Series 2004-A
5.000% due 12/01/2033	20	21
Austin, Texas State University Systems Financing Revenue Bonds, Series 2004
5.000% due 03/15/2030	30	31
5.000% due 03/15/2034	30	31
New York City Municipal Water Finance Authority Revenue Bonds, Series 2005
7.220% due 06/15/2034 (a)	15	16

Total Municipal Bonds & Notes (Cost $97)		99

U.S. GOVERNMENT AGENCIES 60.1%
Fannie Mae
4.000% due 08/25/2009	49	49
4.680% due 10/01/2035 (a)	98	97
4.700% due 10/01/2035 (a)	98	98
4.712% due 10/01/2035 (a)	98	97
4.760% due 08/01/2035 (a)	76	76
4.820% due 12/01/2034 (a)	78	78
4.840% due 02/01/2034 (a)	56	55
5.000% due 02/01/2020	446	442
5.375% due 11/25/2023 (a)	100	103
5.500% due 02/01/2035 - 01/12/2036 (b)	2,769	2,742
5.567% due 07/01/2032 (a)	66	66
Freddie Mac
2.750% due 02/15/2012	51	51
3.500% due 01/15/2010	32	32
4.170% due 10/15/2020 (a)	49	49
4.563% due 07/25/2044 (a)	72	73
5.500% due 08/15/2030	2	2

Total U.S. Government Agencies (Cost $4,146)		4,110

U.S. TREASURY OBLIGATIONS 23.5%
U.S. Treasury Bond
8.750% due 05/15/2017	200	275
U.S. Treasury Notes
4.250% due 08/15/2014	650	643
4.250% due 11/15/2014	600	593
4.125% due 05/15/2015	100	98

Total U.S. Treasury Obligations (Cost $1,603)		1,609

MORTGAGE-BACKED SECURITIES 3.0%
JP Morgan Chase Commercial Mortgage Securities Corp.
3.175% due 01/12/2037	52	52
Washington Mutual Mortgage Securities Corp.
4.100% due 12/25/2027 (a)	52	52
Wells Fargo Mortgage-Backed Securities Trust
3.540% due 09/25/2034 (a)	105	104

Total Mortgage-Backed Securities (Cost $209)		208

ASSET-BACKED SECURITIES 1.2%
Structured Asset Securities Corp.
4.900% due 04/25/2035 (a)	82	80

Total Asset-Backed Securities (Cost $81)		80

SOVEREIGN ISSUES 2.4%
Brazilian Government International Bond
10.271% due 06/29/2009 (a)	10	12
14.500% due 10/15/2009	25	32
5.250% due 04/15/2012 (a)	15	15
8.000% due 01/15/2018	10	11
Mexico Government International Bond
10.375% due 02/17/2009	36	42
Panama Government International Bond
9.625% due 02/08/2011	8	9
Peru Government International Bond
9.125% due 02/21/2012	21	24
Russia Government International Bond
8.250% due 03/31/2010	20	21

Total Sovereign Issues (Cost $162)		166

	# of Contracts
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $91.750 Exp. 12/18/2006	3	0

Total Purchased Put Options (Cost $0)		0

	Shares
PREFERRED STOCK 0.1%
Fannie Mae
7.000% due 12/31/2049 (a)	100	6

Total Preferred Stock (Cost $5)		6

EXCHANGE-TRADED FUNDS 3.5%
streetTRACKS Dow Jones EURO STOXX 50 Fund
	5,608	238

Total Exchange-Traded Funds (Cost $227)		238

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 32.7%
Commercial Paper 4.4%
Federal Home Loan Bank
3.350% due 01/03/2006	$100	100
Freddie Mac
3.655% due 02/28/2006	100	99
UBS Finance Delaware LLC
4.190% due 01/03/2006	100	100

		299

Repurchase Agreements 27.3%
Credit Suisse First Boston
3.250% due 01/03/2006	1,700	1,700
(Dated 12/30/2005. Collateralized by Treasury Inflation Protected Securities 1.875% due 07/15/2013 valued at $1,743. Repurchase proceeds are $1,701.)
State Street Bank
3.900% due 01/03/2006	166	166
(Dated 12/30/2005. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $174. Repurchase proceeds are $166.)

		1,866

U.S. Treasury Bills 1.0%
3.833% due 03/02/2006-03/16/2006(b)(c)	70	70

Total Short-Term Instruments (Cost $2,235)		2,235

Total Investments (Cost $8,881)	129.5%	$8,859
Written Options (e) (Premiums $1)	(0.0%)	(1)
Other Assets and Liabilities (Net)	(29.5%)	(2,018)

Net Assets	100.0%	$6,840

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) Securities with an aggregate market value of $69 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
30-Day Fed Funds Futures	Long	12/2005	1	$0
90-Day Eurodollar Futures	Long	03/2006	3	(2)
90-Day Eurodollar Futures	Long	06/2006	5	0
90-Day Eurodollar Futures	Long	03/2007	2	0
U.S. Treasury 30-Year Bond Futures	Long	03/2006	4	6

				$4

(d) Swap agreements outstanding on December 31, 2005:

Interest	Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014	EC	100	$(2)
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2016		$400	(4)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2011		500	2
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		300	(4)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		200	(3)
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	06/21/2011		700	0

							$(11)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Citibank N.A.	Dow Jones CDX N.A. XO5 Index	Sell	2.000%	12/20/2010	$100	0

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	streetTRACKS Dow Jones EURO STOXX 50 Fund	1-month USD- LIBOR plus 0.100%	11/15/2006	$154	$29

(e) Written options outstanding on December 31, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$111.000	02/24/2006	2	$1	$1
Put - CBOT U.S. Treasury 10-Year Note March Futures	107.000	02/24/2006	2	0	0

				$1	$1

(f) Short sales open on December 31, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Valueà
U.S. Treasury Note	4.000%	11/15/2012	$200	$194	$197
U.S. Treasury Note	4.250%	11/15/2013	300	294	300

				$488	$497

à	Market value includes $4 of interest payable on short sales.

(g) Forward foreign currency contracts outstanding on December 31, 2005:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EC	30	01/2006	$0	$0	$0
Sell		600	01/2006	0	(5)	(5)
Sell		5,176	02/2006	0	(47)	(47)
Buy	JY	7,699	01/2006	0	0	0
Buy	SK	23	03/2006	0	0	0

				$0	$(52)	$(52)

Schedule of Investments

Far East (ex-Japan) StocksPLUS® TR Strategy Fund

December 31, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 0.5%
Banking & Finance 0.5%
Banque Centrale de Tunisie
7.375% due 04/25/2012	$12	$13
Ford Motor Credit Co.
5.700% due 01/15/2010	100	85

		98

Industrials 0.0%
HCA, Inc.
5.250% due 11/06/2008	10	10

Total Corporate Bonds & Notes (Cost $116)		108

MUNICIPAL BONDS & NOTES 0.5%
Akron, Ohio Community Learning Centers Income Tax Revenue Bonds, (FGIC Insured), Series 2004-A
5.000% due 12/01/2033	20	21
Austin, Texas State University Systems Financing Revenue Bonds, Series 2004
5.000% due 03/15/2030	30	31
5.000% due 03/15/2034	30	31
New York City Municipal Water Finance Authority Revenue Bonds, Series 2005
6.350% due 06/15/2034 (a)	15	16

Total Municipal Bonds & Notes (Cost $97)		99

U.S. GOVERNMENT AGENCIES 57.3%
Fannie Mae
4.000% due 08/25/2009	49	48
4.198% due 11/01/2034 (a)	93	92
4.376% due 09/22/2006 (a)	200	200
4.629% due 08/01/2035 (a)	76	76
4.700% due 10/01/2035 (a)	196	194
4.712% due 10/01/2035 (a)	98	97
4.729% due 09/25/2042 (a)	115	116
4.840% due 02/01/2034 (a)	56	55
5.000% due 01/01/2020	437	433
5.375% due 11/25/2023 (a)	100	103
5.454% due 07/01/2032 (a)	66	66
5.500% due 02/01/2034 - 01/12/2036 (b)	10,289	10,193
Freddie Mac
2.750% due 02/15/2012	51	51
3.500% due 03/15/2010 - 01/15/2023 (b)	472	463
4.000% due 07/15/2017	42	42
4.500% due 08/15/2009	22	22
4.569% due 10/15/2020 (a)	49	49
5.000% due 06/15/2013	27	27
5.500% due 08/15/2030	2	2

Total U.S. Government Agencies (Cost $12,304)		12,329

U.S. TREASURY OBLIGATIONS 39.2%
U.S. Treasury Bonds
8.125% due 08/15/2019	100	136
8.750% due 05/15/2017	300	412
8.875% due 08/15/2017	100	139
U.S. Treasury Notes
3.875% due 05/15/2010	5,070	4,976
4.250% due 08/15/2014	100	99
4.250% due 11/15/2014	2,700	2,669

Total U.S. Treasury Obligations (Cost $8,424)		8,431

MORTGAGE-BACKED SECURITIES 4.5%
Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035 (a)	98	96
Countrywide Alternative Loan Trust
4.500% due 06/25/2035	91	90
4.650% due 02/25/2036 (a)	100	100
Countrywide Home Loan Mortgage Pass Through Trust
5.250% due 02/20/2036 (a)	99	99
Downey Savings & Loan Association Mortgage Loan Trust
5.387% due 07/19/2044 (a)	49	49
GSR Mortgage Loan Trust
5.500% due 11/25/2035	98	98
JP Morgan Chase Commercial Mortgage Securities Corp.
3.175% due 01/12/2037	52	52
LB-UBS Commercial Mortgage Trust
2.720% due 03/15/2027	66	64
Mellon Residential Funding Corp.
4.809% due 12/15/2030 (a)	112	112
Structured Asset Mortgage Investments, Inc.
4.659% due 02/25/2035 (a)	100	100
Washington Mutual, Inc.
4.359% due 05/25/2041 (a)	96	97

Total Mortgage-Backed Securities (Cost $956)		957

ASSET-BACKED SECURITIES 5.2%
First NLC Trust
4.490% due 02/25/2036 (a)	400	400
GSR Mortgage Loan Trust
4.470% due 12/25/2030 (a)	100	100
HFC Home Equity Loan Asset-Backed Certificates
4.720% due 09/20/2033 (a)	39	39
Popular ABS Mortgage Pass-Through Trust
4.489% due 09/25/2035 (a)	84	85
Residential Asset Securities Corp.
4.450% due 01/25/2036 (a)	100	100
Securitized Asset Backed Receivables LLC Trust
4.499% due 01/25/2036 (a)	79	79
SLM Student Loan Trust
4.220% due 07/25/2013 (a)	114	114
4.541% due 03/15/2013 (a)	124	124
Structured Asset Securities Corp.
4.900% due 04/25/2035 (a)	82	80

Total Asset-Backed Securities (Cost $1,122)		1,121

SOVEREIGN ISSUES 0.8%
Brazilian Government International Bond
5.250% due 04/15/2012 (a)	31	30
8.000% due 01/15/2018	21	23
10.271% due 06/29/2009 (a)	10	12
14.500% due 10/15/2009	25	32
Mexico Government International Bond
10.375% due 02/17/2009	36	41
Panama Government International Bond
9.625% due 02/08/2011	8	9
Peru Government International Bond
9.125% due 02/21/2012	11	13
Russia Government International Bond
8.250% due 03/31/2010	10	11
Ukraine Government International Bond
11.000% due 03/15/2007	6	6

Total Sovereign Issues (Cost $171)		177

	# of Contracts
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $91.750 Exp. 12/18/2006	2	0
90-Day Eurodollar June Futures (CME)
Strike @ $94.500 Exp. 06/19/2006	10	0

Total Purchased Put Options (Cost $0)		0

	Shares
PREFERRED STOCK 0.0%
Fannie Mae
7.000% due 12/31/2049 (a)	100	6

Total Preferred Stock (Cost $5)		6

EXCHANGE-TRADED FUNDS 2.7%
iShares MSCI Hong Kong Index Fund	3,509	44
iShares MSCI Malaysia Index Fund	1,317	9
iShares MSCI Singapore Index Fund	20,835	164
iShares MSCI South Korea Index Fund	5,822	260
iShares MSCI Taiwan Index Fund	8,392	105

Total Exchange-Traded Funds (Cost $501)		582

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 62.1%
Commercial Paper 43.8%
BNP Paribas Finance
4.155% due 02/27/2006	$100	99
4.430% due 04/20/2006	500	493
CBA (de) Finance
4.100% due 01/23/2006	100	100
4.260% due 02/21/2006	300	298
Danske Corp.
4.270% due 01/03/2006	500	500
Dexia Delaware LLC
4.375% due 03/13/2006	500	496
DnB NORBank ASA
4.470% due 04/28/2006	500	493
Fannie Mae
4.089% due 03/22/2006	500	495
4.234% due 03/15/2006	500	495
Federal Home Loan Bank
3.350% due 01/03/2006	500	500
Freddie Mac
3.655% due 02/28/2006	400	397
4.127% due 02/21/2006	300	298
4.160% due 02/28/2006	400	397
HBOS Treasury Services PLC
4.385% due 03/14/2006	500	495
IXIS Commercial Paper Corp.
4.440% due 04/19/2006	500	493
National Australia Funding, Inc.
4.290% due 01/18/2006	500	499
Rabobank USA Financial Corp.
4.290% due 01/03/2006	500	500
Societe Generale N.A.
4.340% due 03/06/2006	400	397
Spintab AB
4.300% due 02/24/2006	400	397
Svenska Handelsbanken, Inc.
4.400% due 03/23/2006	500	495
UBS Finance Delaware LLC
4.155% due 02/28/2006	100	99
4.290% due 01/03/2006	500	500
Westpac Capital Corp.
4.300% due 02/21/2006	500	497

		9,433

Repurchase Agreements 18.0%
Credit Suisse First Boston
3.400% due 01/03/2006 (Dated 12/30/2005. Collateralized by U.S. Treasury Notes 2.250% due 04/30/2006 valued at $3,687. Repurchase proceeds are $3,601.)	3,600	3,600
State Street Bank
3.900% due 01/03/2006 (Dated 12/30/2005. Collateralized by Freddie Mac 2.875% due 12/29/2006 valued at $275. Repurchase proceeds are $269.)	269	269

		3,869

U.S. Treasury Bills 0.3%
3.844% due 03/02/2006-03/16/2006 (b)(d)	65	65

Total Short-Term Instruments (Cost $13,371)		13,367

Total Investments (c) (Cost $37,067)	172.8%	$37,177
Written Options (f) (Premiums $2)	(0.0%)	(2)
Other Assets and Liabilities (Net)	(72.8%)	(15,662)

Net Assets	100.0%	$21,513

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) As of December 31, 2005, portfolio securities with an aggregate market value of $399 were valued with reference to securities whose prices are more readily obtainable.

(d) Securities with an aggregate market value of $64 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
30-Day Federal Fund Futures	Long	12/2005	0	$0
90-Day Eurodollar Futures	Long	03/2006	2	(1)
90-Day Eurodollar Futures	Long	06/2006	4	0
90-Day Eurodollar Futures	Long	03/2007	3	0
U.S. Treasury 30-Year Bond Futures	Long	03/2006	2	3

				$2

(e) Swap agreements outstanding on December 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month EC-LIBOR	Receive	4.000%	12/15/2014	EC	400	$(1)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		100	(2)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2011		$400	2
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		600	(8)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2011		100	0
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	06/21/2011		800	1

							$(8)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Citibank N.A.	Dow Jones CDX N.A. XO5 Index	Sell	2.000%	12/20/2010	$100	$1

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	iShares MSCI Hong Kong Index Fund	1- month USD-LIBOR plus 0.100%	11/15/2006	$483	$(219)
Goldman Sachs & Co.	iShares MSCI Malaysia Index Fund	1- month USD LIBOR plus 0.100%	11/15/2006	279	(79)
Goldman Sachs & Co.	iShares MSCI Singapore Index Fund	1-month USD LIBOR plus 0.100%	11/15/2006	339	(69)
Goldman Sachs & Co.	iShares MSCI South Korea Index Fund	1-month USD LIBOR plus 0.100%	11/15/2006	139	195
Goldman Sachs & Co.	iShares MSCI Taiwan Index Fund	1-month USD LIBOR plus 0.100%	11/15/2006	330	135

					$(37)

(f) Written options outstanding on December 31, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$111.000	02/24/2006	5	$1	$1
Put - CBOT U.S. Treasury 10-Year Note March Futures	107.000	02/24/2006	5	1	1

				$2	$2

(g) Short sales open on December 31, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Valueà
U.S. Treasury Note	4.000%	11/15/2012	$200	$194	$198
U.S. Treasury Note	4.250%	11/15/2013	300	294	299

				$488	$497

à	Market value includes $4 of interest payable on short sales.

(h) Forward foreign currency contracts outstanding on December 31, 2005:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EC	58	01/2006	$1	$0	$1
Buy	H$	700	01/2006	0	0	0
Sell		48,128	01/2006	2	0	2
Buy	JY	37,520	01/2006	0	0	0
Buy	KW	447,950	02/2006	14	0	14
Sell		6,933,200	02/2006	0	(129)	(129)
Sell	MR	5,270	02/2006	6	0	6
Buy	S$	195	02/2006	1	0	1
Sell		4,769	02/2006	3	(16)	(13)
Buy	T$	1,500	02/2006	1	0	1
Sell		133,392	02/2006	34	(57)	(23)

				$62	$(202)	$(140)

See accompanying notes

Schedule of Investments

Floating Income Fund

December 31, 2005 (Unaudited)

		Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 10.0%
AES Corp.
5.070% due 04/30/2008 (a)		$1,000	$1,011
5.690% due 08/10/2011 (a)		1,000	1,011
AGCO Corp.
6.277% due 01/31/2006 (a)		2,352	2,379
Alderwoods Group, Inc.
5.480% due 09/17/2008 (a)		340	344
5.609% due 09/17/2008 (a)		215	218
5.840% due 09/17/2008 (a)		91	92
6.117% due 09/17/2009		279	282
Allegheny Energy Supply
5.539% due 03/08/2011 (a)		103	103
5.636% due 03/08/2011 (a)		185	186
5.760% due 03/08/2011 (a)		351	356
5.808% due 03/08/2011 (a)		1,396	1,414
Allied Waste North America, Inc.
3.340% due 01/15/2012 (a)		803	808
6.090% due 01/15/2012 (a)		1,054	1,061
6.210% due 01/15/2012 (a)		729	734
6.390% due 01/15/2012 (a)		340	343
Appleton Papers, Inc.
6.830% due 06/09/2010 (a)		140	141
5.550% due 06/11/2010 (a)		138	139
Berry Plastics Corp.
6.447% due 06/30/2010 (a)		496	503
Boise Cascade LLC
7.025% due 10/15/2012 (a)		3,000	2,940
Brenntag AG
6.810% due 02/27/2012 (a)		1,000	1,003
Celanese Corp.
3.680% due 07/27/2009 (a)		2,000	2,026
Celanese Holdings LLC
6.527% due 04/06/2011 (a)		993	1,005
Centennial Communications
5.630% due 01/20/2011 (a)		126	128
6.777% due 01/20/2011 (a)		420	425
6.830% due 01/20/2011 (a)		42	43
7.550% due 02/09/2011 (a)		378	383
Charter Communications
7.420% due 04/27/2011		2	2
Charter Communications Holdings LLC
6.930% due 04/26/2011 (a)		984	987
Choctaw Resort Development Enterprise
6.450% due 11/04/2011 (a)		16	16
6.940% due 11/04/2011 (a)		1,087	1,100
Cognis Deutschland GmbH & Co.
6.920% due 05/12/2011		1,008	1,011
Coleto Creek LP
6.527% due 07/01/2011 (a)		995	1,017
Cooper Standard Automotive, Inc.
6.563% due 12/31/2011 (a)		2,513	2,518
Covanta Energy Corp.
4.527% due 06/24/2012 (a)		553	562
7.521% due 06/30/2012 (a)		373	379
Davita, Inc.
6.070% due 05/16/2012 (a)		165	168
6.350% due 05/16/2012 (a)		245	248
6.540% due 05/16/2012 (a)		300	304
6.640% due 05/16/2012 (a)		239	242
6.780% due 05/16/2012 (a)		1,530	1,552
6.940% due 05/16/2012 (a)		521	528
DirecTV Holdings LLC
5.289% due 04/08/2013 (a)		1,000	1,010
Dresser-Rand Group, Inc.
5.438% due 10/29/2011 (a)		527	536
5.938% due 10/29/2011 (a)		157	160
6.077% due 10/29/2011 (a)		392	399
6.081% due 10/29/2011 (a)		196	200
Dura Operating Corp.
7.867% due 04/28/2011 (a)		1,000	1,001
El Paso Corp.
3.764% due 11/22/2009 (a)		3,875	3,892
7.313% due 11/22/2009 (a)		615	618
General Growth Properties, Inc.
6.120% due 11/12/2007 (a)		863	866
6.390% due 11/12/2008 (a)		3,478	3,506
Goodyear Tire & Rubber Co.
7.060% due 04/30/2010 (a)		5,000	5,041
Headwaters, Inc.
6.430% due 04/30/2011 (a)		1,209	1,219
7.750% due 04/30/2011 (a)		19	19
HealthSouth Corp.
6.890% due 06/14/2007 (a)		1,178	1,185
3.340% due 03/21/2010 (a)		319	320
Hercules, Inc.
5.310% due 10/08/2010 (a)		564	571
6.277% due 10/08/2010 (a)		29	29
Insight Midwest LP
6.526% due 12/31/2009 (a)		1,487	1,498
Jarden Corp.
5.490% due 01/21/2012 (a)		3,993	4,015
5.635% due 01/21/2012 (a)		318	319
Jean Coutu Group, Inc.
6.375% due 07/30/2011 (a)		1,937	1,958
Jefferson Smurfit Corp.
3.340% due 11/01/2010 (a)		87	88
6.125% due 11/01/2010 (a)		70	71
6.500% due 11/01/2010 (a)		215	217
6.563% due 11/01/2010 (a)		74	74
5.750% due 11/01/2011 (a)		340	344
6.500% due 11/01/2011 (a)		143	145
K&F Industries, Inc.
6.450% due 11/18/2012 (a)		1,404	1,422
Kerr-McGee Corp.
5.990% due 05/01/2007		1,000	1,004
Kinetic Concepts, Inc.
6.280% due 08/11/2010 (a)		1,093	1,104
Loews Cineplex Entertainment Corp.
6.340% due 07/08/2011 (a)		695	700
6.350% due 07/22/2011 (a)		782	787
Masonite International Corp.
5.490% due 04/06/2013 (a)		32	32
5.660% due 04/06/2013 (a)		1,468	1,455
Mediacom Communications Corp.
5.510% due 02/28/2014 (a)		520	528
6.070% due 02/28/2014 (a)		500	507
6.360% due 02/28/2014 (a)		800	812
6.527% due 02/28/2014 (a)		170	172
MGM, Inc.
5.740% due 04/08/2012 (a)		6,000	6,047
Nalco Co.
5.870% due 11/01/2010		416	422
5.960% due 11/01/2010 (a)		472	478
6.500% due 11/01/2010 (a)		612	621
Neiman Marcus Group, Inc.
6.475% due 03/13/2013		3,400	3,431
New Skies Satellites Holdings Ltd.
5.875% due 05/04/2011 (a)		1,359	1,369
Nortek Holdings, Inc.
6.940% due 08/24/2011 (a)		1,985	2,005
Novelis, Inc.
5.460% due 01/07/2012 (a)		1,273	1,288
NRG Energy, Inc.
3.390% due 12/24/2011 (a)		1,969	1,977
6.264% due 12/24/2011 (a)		2,512	2,523
PanAmSat Corp.
6.129% due 08/20/2009 (a)		792	800
6.107% due 08/20/2011 (a)		1,496	1,516
Penn National Gaming, Inc.
5.000% due 05/26/2012		409	414
6.220% due 05/26/2012		838	850
6.230% due 05/26/2012		588	596
6.510% due 05/26/2012 (a)		582	590
6.290% due 06/26/2012		582	590
Polypore, Inc.
7.530% due 11/12/2011 (a)		445	442
Primedia, Inc.
6.561% due 09/30/2013 (a)		1,200	1,182
Qwest Corp.
6.950% due 06/30/2010 (a)		2,000	2,019
Reliant Resources, Inc.
6.089% due 04/30/2010 (a)		3,654	3,649
6.205% due 04/30/2010 (a)		10	10
Resorts International Holdings LLC
7.030% due 03/22/2012 (a)		2,460	2,472
Revlon Consumer Products Corp.
9.980% due 07/09/2010 (a)		125	129
9.920% due 07/31/2010 (a)		250	258
10.110% due 07/31/2010 (a)		250	258
10.330% due 07/31/2010 (a)		250	258
Rexel
7.241% due 01/20/2013 (a)		1,365	1,370
7.741% due 04/10/2014 (a)		1,365	1,377
RH Donnelley, Inc.
5.270% due 06/30/2011 (a)		50	50
5.520% due 06/30/2011 (a)		199	201
5.670% due 06/30/2011 (a)		50	50
5.780% due 06/30/2011 (a)		329	331
5.860% due 06/30/2011 (a)		150	150
6.250% due 06/30/2011 (a)		399	401
6.260% due 06/30/2011 (a)		199	201
6.270% due 06/30/2011 (a)		50	50
Roundy’s, Inc.
7.090% due 11/01/2011 (a)		4,333	4,314
7.240% due 11/01/2011		667	664
Sealy Mattress Co.
6.118% due 04/01/2013 (a)		221	224
6.160% due 04/14/2013 (a)		133	134
7.750% due 04/14/2013 (a)		44	45
Simmons Bedding Co.
5.625% due 12/19/2011 (a)		33	33
5.750% due 12/19/2011 (a)		820	829
5.938% due 12/19/2011 (a)		20	20
6.438% due 12/19/2011 (a)		98	99
Sungard Data Systems, Inc.
6.680% due 01/22/2013		8	8
6.810% due 01/22/2013 (a)		2,985	3,008
Telcordia Technologies, Inc.
6.610% due 09/09/2012 (a)		2,985	2,961
Tenneco Automotive, Inc.
6.080% due 12/12/2010 (a)		1,656	1,685
6.541% due 12/12/2010 (a)		656	668
UGS Corp.
6.080% due 03/31/2012 (a)		2,317	2,349
United Parcel Service, Inc.
6.254% due 09/30/2012 (a)		2,000	2,021
Universal City Development
6.030% due 06/09/2010 (a)		11	11
6.150% due 06/09/2010 (a)		564	571
6.450% due 06/09/2010 (a)		18	18
6.370% due 06/19/2010 (a)		400	405
Valor Telecommunications LLC
5.831% due 02/14/2012 (a)		159	160
5.770% due 02/15/2012 (a)		763	767
5.811% due 02/15/2012 (a)		1,003	1,009
Warner ChilCott Co., Inc.
6.770% due 01/18/2012 (a)		1,276	1,276
7.011% due 01/18/2012 (a)		1,625	1,626
7.277% due 01/18/2012 (a)		2,130	2,131
Warner Music Group, Inc.
5.640% due 02/27/2011 (a)		413	418
5.860% due 02/27/2011 (a)		417	422
6.371% due 02/27/2011 (a)		87	88
6.394% due 02/27/2011 (a)		417	422
6.440% due 02/27/2011 (a)		554	561
6.590% due 02/27/2011 (a)		88	89
8.000% due 02/28/2011 (a)		6	6
Worldspan LP
6.500% due 02/11/2010 (a)		60	59
6.563% due 02/11/2010 (a)		73	72
6.813% due 02/11/2010 (a)		60	59
7.000% due 02/11/2010 (a)		73	72
7.125% due 02/11/2010 (a)		810	791
7.188% due 02/11/2010 (a)		43	42
6.813% due 02/16/2010 (a)		70	68
7.125% due 02/16/2010 (a)		67	65
Wynn Las Vegas LLC
6.355% due 12/14/2011 (a)		3,000	3,035
Xerium Technologies, Inc.
6.020% due 05/18/2012 (a)		1,496	1,506

Total Bank Loan Obligations (Cost $142,657)			142,722

CORPORATE BONDS & NOTES 22.5%
Banking & Finance 9.7%
American General Finance Corp.
4.180% due 01/06/2006 (a)		600	600
Asahi Finance Cayman Ltd.
5.618% due 03/27/2049 (a)		2,000	2,012
BAE Systems Holdings, Inc.
4.740% due 08/15/2008 (a)		1,500	1,502
Banco Santander Chile S.A.
4.810% due 12/09/2009 (a)		3,500	3,492
Banque Centrale de Tunisie
7.500% due 09/19/2007		2,000	2,087
Bear Stearns Cos., Inc.
5.119% due 09/27/2007 (a)		650	657
4.543% due 01/30/2009 (a)		2,500	2,514
4.730% due 09/09/2009 (a)		1,680	1,688
Borden US Finance Corp.
8.349% due 07/15/2010 (a)		600	606
CIT Group, Inc.
4.267% due 04/19/2006 (a)		400	400
4.588% due 05/18/2007 (a)		100	100
4.730% due 09/20/2007 (a)		7,000	7,026
4.561% due 12/19/2007 (a)		5,100	5,102
Export-Import Bank of Korea
4.580% due 11/16/2010 (a)		2,500	2,500
Ford Motor Credit Co.
6.500% due 01/25/2007		700	677
General Electric Capital Corp.
4.461% due 02/03/2006 (a)		100	100
4.502% due 05/12/2006 (a)		100	100
4.480% due 03/04/2008 (a)		2,500	2,502
4.343% due 04/30/2009 (a)		1,500	1,503
4.281% due 10/21/2010 (a)		4,500	4,506
4.550% due 11/21/2011 (a)		2,000	2,007
4.751% due 09/15/2014 (a)		450	453
General Motors Acceptance Corp.
6.125% due 08/28/2007		4,000	3,709
Goldman Sachs Group, Inc.
4.331% due 08/01/2006 (a)		5,000	5,003
4.386% due 10/27/2006 (a)		800	801
4.627% due 03/30/2007 (a)		1,500	1,502
4.400% due 11/10/2008 (a)		4,000	4,002
4.591% due 12/22/2008 (a)		5,100	5,103
4.524% due 07/23/2009 (a)		4,135	4,161
4.500% due 10/07/2011 (a)		2,000	2,016
Household Finance Corp.
4.454% due 02/09/2007 (a)		125	125
4.620% due 11/16/2009 (a)		4,500	4,515
HSBC Bank USA
3.509% due 09/21/2007 (a)		1,400	1,403
HSBC Finance Corp.
6.538% due 11/13/2007		3,200	3,295
4.621% due 09/15/2008 (a)		3,000	3,005
International Lease Finance Corp.
4.550% due 01/15/2010 (a)		4,500	4,522
Korea Development Bank
4.020% due 10/20/2009 (a)		5,200	5,242
4.652% due 11/22/2012 (a)		7,500	7,509
Lehman Brothers Holdings, Inc.
4.284% due 10/22/2008 (a)		3,000	3,003
MBNA Europe Funding PLC
4.550% due 09/07/2007 (a)		5,000	5,004
Merrill Lynch & Co., Inc.
4.760% due 03/07/2006 (a)		100	100
4.439% due 04/18/2006 (a)		250	250
Morgan Stanley Dean Witter & Co.
4.364% due 11/09/2006 (a)		2,500	2,502
4.263% due 01/12/2007 (a)		442	443
4.465% due 02/15/2007 (a)		700	701
4.284% due 01/18/2008 (a)		2,000	2,003
4.434% due 01/22/2009 (a)		100	100
4.430% due 01/15/2010 (a)		3,500	3,512
National Rural Utilities Cooperative Finance Corp.
4.450% due 02/17/2006 (a)		900	900
NiSource Finance Corp.
4.950% due 11/23/2009 (a)		3,500	3,515
Pemex Finance Ltd.
8.450% due 02/15/2007		451	458
8.020% due 05/15/2007		2,500	2,564
Petroleum Export Ltd.
5.265% due 06/15/2011		2,000	1,983
Qwest Capital Funding, Inc.
7.750% due 08/15/2006		2,000	2,030
SLM Corp.
4.280% due 01/25/2008 (a)		9,000	9,011
4.410% due 07/25/2008 (a)		500	502
UBS Luxembourg S.A.
5.956% due 10/24/2006 (a)		150	152
Universal City Florida Holding Co.
9.000% due 05/01/2010 (a)		2,500	2,525

			139,305

Industrials 7.4%
Abitibi-Consolidated, Inc.
7.991% due 06/15/2011 (a)		2,350	2,274
AOL Time Warner, Inc.
6.125% due 04/15/2006		2,000	2,006
Bowater, Inc.
7.491% due 03/15/2010 (a)		2,500	2,475
Cablevision Systems Corp.
8.716% due 04/01/2009 (a)		5,100	5,176
Caesars Entertainment, Inc.
9.375% due 02/15/2007		430	449
CCO Holdings LLC
8.616% due 12/15/2010 (a)		4,000	3,930
Cox Communications, Inc.
5.039% due 12/14/2007 (a)		6,000	6,049
CSX Corp.
4.561% due 08/03/2006 (a)		3,093	3,098
DaimlerChrysler N.A. Holding Corp.
4.990% due 05/24/2006 (a)		5,100	5,107
5.300% due 08/08/2006 (a)		100	100
4.698% due 11/17/2006 (a)		1,000	1,000
4.700% due 03/07/2007 (a)		4,200	4,197
4.960% due 09/10/2007 (a)		800	802
Dex Media West LLC
9.875% due 08/15/2013		2,600	2,899
EchoStar DBS Corp.
7.304% due 10/01/2008 (a)		2,755	2,824
6.375% due 10/01/2011		1,000	968
El Paso Corp.
6.950% due 12/15/2007		1,750	1,778
Emmis Communications Corp.
10.366% due 06/15/2012 (a)		1,500	1,513
Enterprise Products Operating LP
4.000% due 10/15/2007		250	245
Freescale Semiconductor, Inc.
6.900% due 07/15/2009 (a)		3,950	4,078
Gazprom
10.500% due 10/21/2009		500	580
General Electric Co.
4.497% due 12/09/2008 (a)		6,000	6,001
Georgia-Pacific Corp.
7.500% due 05/15/2006		2,000	2,023
HCA, Inc.
8.750% due 09/01/2010		1,000	1,111
HealthSouth Corp.
7.625% due 06/01/2012 (b)		1,000	1,020
HJ Heinz Co.
6.428% due 12/01/2020		900	925
JetBlue Airways Corp.
7.440% due 11/15/2008 (a)		2,281	2,268
Lyondell Chemical Co.
9.500% due 12/15/2008		884	932
MCI, Inc.
8.735% due 05/01/2014		3,500	3,881
Meritor Automotive, Inc.
6.800% due 02/15/2009		500	469
Newpark Resources, Inc.
8.625% due 12/15/2007		1,500	1,508
Owens-Brockway Glass Container, Inc.
8.750% due 11/15/2012		1,750	1,890
Pemex Project Funding Master Trust
5.950% due 10/15/2009 (a)		100	105
5.791% due 06/15/2010 (a)		22,000	22,802
5.010% due 12/03/2012 (a)		1,200	1,199
SemGroup LP
8.750% due 11/15/2015		400	411
Tyco International Group S.A.
6.375% due 02/15/2006		2,500	2,504
Williams Cos., Inc.
6.375% due 10/01/2010		2,250	2,258
Yum! Brands, Inc.
8.500% due 04/15/2006		2,500	2,525

			105,380

Utilities 5.4%
AES Corp.
8.750% due 05/15/2013		2,500	2,734
Alabama Power Co.
4.444% due 04/23/2007 (a)		100	100
American Electric Power Co., Inc.
4.709% due 08/16/2007 (a)		4,000	3,977
Appalachian Power Co.
4.851% due 06/29/2007 (a)		400	401
AT&T Corp.
9.050% due 11/15/2011		473	524
Centennial Communications
6.656% due 01/20/2011 (a)		24	25
CMS Energy Corp.
9.875% due 10/15/2007		600	645
Dobson Communications Corp.
9.000% due 11/01/2011 (a)		1,500	1,568
Dominion Resources, Inc.
4.640% due 05/15/2006 (a)		600	601
4.819% due 09/28/2007 (a)		5,000	5,005
FirstEnergy Corp.
5.500% due 11/15/2006		450	452
Florida Power Corp.
4.860% due 11/14/2008 (a)		5,000	5,003
Intelsat Bermuda Ltd.
8.695% due 01/15/2012 (a)		4,500	4,596
Midwest Generation LLC
8.300% due 07/02/2009		3,375	3,521
Nisource Finance Corp.
3.200% due 11/01/2006		1,438	1,417
Northwestern Corp.
7.300% due 12/01/2006		3,000	3,056
Progress Energy, Inc.
6.750% due 03/01/2006		9,400	9,430
PSEG Energy Holdings LLC
8.625% due 02/15/2008		3,850	4,023
PSE&G Power LLC
6.875% due 04/15/2006		3,100	3,116
Public Service Electric & Gas Co.
4.629% due 06/23/2006 (a)		5,500	5,502
Qwest Communications International, Inc.
7.840% due 02/15/2009 (a)		7,850	7,997
Qwest Corp.
7.741% due 06/15/2013 (a)		1,500	1,626
Rogers Wireless Communications, Inc.
7.616% due 12/15/2010 (a)		2,250	2,334
Rural Cellular Corp.
8.991% due 03/15/2010 (a)		1,400	1,446
Southern California Edison Co.
4.555% due 12/13/2007 (a)		3,000	3,001
Time Warner Telecom Holdings, Inc.
8.340% due 02/15/2011 (a)		2,350	2,415
TXU Energy Co. LLC
4.920% due 01/17/2006 (a)		2,500	2,500

			77,015

Total Corporate Bonds & Notes (Cost $321,898)			321,700

U.S. GOVERNMENT AGENCIES 18.7%
Fannie Mae
3.776% due 01/07/2006 (a)		2,500	2,500
4.267% due 05/22/2006 (a)		25,000	24,998
4.325% due 09/07/2006 (a)		50,000	50,006
4.519% due 04/25/2035 (a)		315	315
Federal Home Loan Bank
4.360% due 06/13/2006 (a)		39,500	39,502
4.401% due 12/29/2006 (a)		100,000	100,047
4.404% due 03/28/2006 (a)		35,000	35,003
Freddie Mac
4.526% due 10/25/2044 (a)		15,709	15,807
5.000% due 06/15/2013		250	250

Total U.S. Government Agencies (Cost $268,257)			268,428

MORTGAGE-BACKED SECURITIES 0.4%
Bear Stearns Commercial Mortgage Securities
3.688% due 11/11/2041		1,578	1,548
CS First Boston Mortgage Securities Corp.
4.938% due 05/15/2010		2,000	2,003
2.611% due 08/15/2036		1,173	1,139
Washington Mutual Mortgage Securities Corp.
4.689% due 12/25/2044 (a)		783	783

Total Mortgage-Backed Securities (Cost $5,476)			5,473

ASSET-BACKED SECURITIES 2.0%
Appleton Papers, Inc.
6.550% due 06/09/2010 (a)		1	1
Argent Securities, Inc.
4.519% due 12/25/2035 (a)		4,830	4,831
BA Master Credit Card Trust
4.489% due 06/15/2008 (a)		2,000	2,002
Chase Funding Loan Acquisition Trust
4.709% due 01/25/2033 (a)		70	70
First NLC Trust
4.490% due 02/25/2036 (a)		3,700	3,700
Fremont Home Loan Trust
4.460% due 01/25/2036 (a)		2,500	2,504
Home Equity Mortgage Trust
4.489% due 02/25/2036 (a)		2,413	2,414
Indymac Residential Asset-Backed Trust
4.630% due 03/25/2036 (a)		2,000	2,000
Nissan Auto Lease Trust
2.900% due 08/15/2007		2,000	1,983
Residential Asset Securities Corp.
4.450% due 01/25/2036 (a)		2,700	2,699
SLM Student Loan Trust
3.630% due 04/25/2010 (a)		0	0
4.257% due 01/25/2013 (a)		5,000	4,997
Structured Asset Securities Corp.
4.509% due 12/25/2035 (a)		2,230	2,232

Total Asset-Backed Securities (Cost $29,425)			29,433

SOVEREIGN ISSUES 17.9%
Brazilian Government International Bond
11.250% due 07/26/2007		55	60
11.500% due 03/12/2008		25	28
5.250% due 04/15/2009 (a)		2,817	2,806
10.271% due 06/29/2009 (a)		66,560	76,960
10.000% due 08/07/2011		3,150	3,670
5.250% due 04/15/2012 (a)		47,876	47,397
7.875% due 03/07/2015		175	187
8.000% due 01/15/2018		1,885	2,039
8.875% due 10/14/2019		50	56
Chile Government International Bond
4.630% due 01/28/2008 (a)		1,461	1,466
Colombia Government International Bond
10.500% due 06/13/2006		750	771
8.625% due 04/01/2008		1,000	1,072
Ecuador Government International Bond
12.000% due 11/15/2012		1,500	1,530
9.000% due 08/15/2030 (a)		2,600	2,392
Egypt Government International Bond
7.625% due 07/11/2006		500	507
Kazakhstan Government International Bond
11.125% due 05/11/2007		750	811
Panama Government International Bond
4.688% due 07/17/2014 (a)		3,919	3,907
4.688% due 07/17/2016 (a)		6,855	6,729
Peru Government International Bond
4.500% due 03/07/2017 (a)		410	395
5.000% due 03/07/2017 (a)		8,722	8,177
Russia Government International Bond
8.250% due 03/31/2010		2,500	2,667
12.750% due 06/24/2028		100	184
5.000% due 03/31/2030 (a)		1,700	1,923
Ukraine Government International Bond
11.000% due 03/15/2007		4,172	4,348
7.343% due 08/05/2009 (a)		22,150	23,936
6.875% due 03/04/2011		250	259
United Mexican States
4.830% due 01/13/2009 (a)		2,511	2,549
Venezuela Government International Bond
5.375% due 08/07/2010		2,500	2,394
4.640% due 04/20/2011 (a)		58,300	57,176

Total Sovereign Issues (Cost $248,250)			256,396

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 6.0%
Amadeus Global Travel
4.898% due 04/08/2013 (a)	EC	2,000	2,380
5.398% due 04/08/2014 (a)		2,000	2,390
Aries Vermoegensverwaltungs GmbH
5.410% due 10/25/2007 (a)		42,500	52,880
Basell NV
4.740% due 09/15/2013 (a)		2,081	2,485
5.240% due 09/15/2014 (a)		2,437	2,921
Pirelli Cable
5.112% due 06/23/2014 (a)		3,900	4,701
SEAT Pagine Gialle SpA
4.492% due 05/25/2013 (a)		2,000	2,392
SigmaKalon
5.000% due 09/19/2012 (a)		2,000	2,366
5.000% due 09/19/2013 (a)		2,000	2,378
Spain Government Bond
3.100% due 09/20/2006	JY	190,000	1,646
UPC Financing Partnership
5.000% due 09/15/2012 (a)	EC	4,000	4,718
Wavin BV
2.146% due 09/13/2013 (a)		2,250	2,685
2.146% due 09/13/2014 (a)		2,250	2,697

Total Foreign Currency-Denominated Issues (Cost $89,394)			86,639

	Notional Amount (000s)
PURCHASED CALL OPTIONS 0.0%
2-Year Interest Rate Swap (OTC)
Strike @ 4.750%* Exp. 08/07/2006		$ 7,100	26
Strike @ 4.750%* Exp. 08/08/2006		31,100	116

Total Purchased Call Options (Cost $152)			142

		Shares
PREFERRED STOCK 0.1%
Fannie Mae
7.000% due 12/31/2049 (a)		27,100	1,484

Total Preferred Stock (Cost $1,355)			1,484

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 21.9%
Commercial Paper 12.3%
Fannie Mae
3.930% due 01/11/2006		$ 50,000	49,956
Freddie Mac
3.767% due 01/10/2006		65,427	65,377
3.845% due 03/21/2006		41,000	40,595
3.913% due 03/22/2006		20,000	19,800

			175,728

Repurchase Agreements 9.2%
Lehman Brothers, Inc.
3.400% due 01/03/2006 (Dated 12/30/2005. Collateralized by U.S. Treasury Notes 4.000% due 11/15/2012 valued at $130,262. Repurchase proceeds are $127,048.)		127,000	127,000
State Street Bank
3.900% due 01/03/2006 (Dated 12/30/2005. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $5,418. Repurchase proceeds are $5,314.)		5,312	5,312

			132,312

U.S. Treasury Bills 0.4%
4.001% due 03/02/2006-05/25/2006 (c)(e)(f)		5,250	5,180

Total Short-Term Instruments (Cost $313,308)			313,220

Total Investments (d) (Cost $1,420,172)		99.5%	$1,425,637

Written Options (h)		(0.0%)	(563)
(Premiums $619)
Other Assets and Liabilities (Net)		0.5%	7,365

Net Assets		100.0%	$1,432,439

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Security is in default.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) As of December 31, 2005, portfolio securities with an aggregate market value of $7,019 were valued with reference to securities whose prices are more readily obtainable.

(e) Securities with an aggregate market value of $495 have been pledged as collateral for swap and swaption contracts on December 31, 2005.

(f) Securities with an aggregate market value of $1,935 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar Futures	Long	09/2006	953	$(60)

(g) Swap agreements outstanding on December 31, 2005:

Interest	Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation
Citibank N.A.	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	13,300	$120

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.360%	08/24/2009	$100	7
Bank of America	MCI, Inc. 6.688% due 05/01/2009	Sell	4.570%	09/20/2007	125	9
Bank of America	Allied Waste North America, Inc. 6.500% due 11/15/2010	Sell	2.750%	09/20/2009	400	5
Bank of America	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	2.050%	09/20/2009	125	3
Bank of America	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	2,480	1
Bank of America	Dow Jones CDX N.A. IG4 Index	Sell	0.400%	06/20/2010	10,000	59
Bank of America	Dow Jones CDX N.A. HY5 Index	Sell	3.950%	12/20/2010	14,700	359
Barclays Bank PLC	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	6,000	260
Barclays Bank PLC	Dow Jones CDX N.A. EM4 Index	Sell	1.800%	12/20/2010	17,000	84
Bear Stearns & Co., Inc.	AT&T Corp. 9.050% due 11/15/2011	Sell	1.300%	09/20/2006	100	1
Bear Stearns & Co., Inc.	Electronic Data Systems Corp. 6.500% due 08/01/2013	Sell	1.050%	09/20/2006	100	1
Bear Stearns & Co., Inc.	Allied Waste North America, Inc. 5.750% due 02/15/2011	Sell	1.850%	12/20/2007	1,500	(3)
Bear Stearns & Co., Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	1.140%	12/20/2007	1,500	(63)
Bear Stearns & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.240%	09/20/2009	300	(16)
Bear Stearns & Co., Inc.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.950%	09/20/2009	300	8
Bear Stearns & Co., Inc.	Dura Operating Corp. 8.625% due 04/15/2012	Sell	4.150%	12/20/2009	500	(66)
Bear Stearns & Co., Inc.	Dynegy Holdings, Inc. 9.875% due 07/15/2010	Sell	2.350%	12/20/2009	1,500	(29)
Bear Stearns & Co., Inc.	Stone Container Corp. 9.750% due 02/01/2011	Sell	1.760%	12/20/2009	1,500	(120)
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	23,213	17
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. IG4 Index	Sell	0.400%	06/20/2010	4,000	24
Citibank N.A.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.900%	09/20/2007	100	3
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	992	3
Credit Suisse First Boston	Gaz Capital S.A. 8.625% due 04/28/2034	Sell	0.720%	04/20/2006	1,000	3
Credit Suisse First Boston	Select Aggregate Market Index (SAMI)	Sell	2.450%	09/20/2008	840	13
Credit Suisse First Boston	AES Corp. 9.500% due 06/01/2009	Sell	3.850%	09/20/2009	150	9
Credit Suisse First Boston	AES Corp. 9.500% due 06/01/2009	Sell	3.850%	09/20/2009	100	7
Credit Suisse First Boston	Allied Waste North America, Inc. 6.125% due 02/15/2014	Sell	2.460%	09/20/2009	125	1
Credit Suisse First Boston	Delhaize America, Inc. 8.125% due 04/15/2011	Sell	1.400%	09/20/2009	125	3
Credit Suisse First Boston	TECO Energy, Inc. 7.200% due 05/01/2011	Sell	2.050%	09/20/2009	100	6
Credit Suisse First Boston	AT&T Corp. 9.050% due 11/15/2011	Sell	1.300%	12/20/2009	1,000	40
Credit Suisse First Boston	Select Aggregate Market Index (SAMI)	Sell	2.150%	12/20/2009	1,050	5
Deutsche Bank AG	Dow Jones CDX N.A. HY5 Index	Sell	2.500%	12/20/2010	17,500	173
Goldman Sachs & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.100%	06/20/2006	1,300	(71)
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	03/20/2007	975	6
Goldman Sachs & Co.	TECO Energy, Inc. 7.500% due 06/15/2010	Sell	1.690%	09/20/2009	300	14
Goldman Sachs & Co.	TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	2.150%	09/20/2009	125	1
Goldman Sachs & Co.	TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	2.150%	09/20/2009	125	1
Goldman Sachs & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	15,000	825
Goldman Sachs & Co.	Dow Jones CDX N.A. IG4 Index	Sell	0.400%	06/20/2010	7,500	24
Goldman Sachs & Co.	Dow Jones CDX N.A. HY5 Index	Sell	3.950%	12/20/2010	2,970	76
Goldman Sachs & Co.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.770%	12/20/2010	1,700	6
HSBC Bank USA	Ford Motor Credit Co. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	600	(22)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	1,000	(11)
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	900	6
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	3,200	(472)
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	5,850	338
J.P. Morgan Chase & Co.	Stone Container Corp. 7.375% due 07/15/2014	Sell	2.300%	12/20/2009	300	(19)
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	1,984	6
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	12,000	745
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. HY5 Index	Sell	3.950%	12/20/2010	21,137	537
Lehman Brothers, Inc.	Extendicare Health Services, Inc. floating rate based on 1-month USD-LIBOR plus 2.500% due 06/28/2009	Sell	2.100%	09/20/2009	400	7
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	18,848	15
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	14,850	898
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG4 Index	Sell	0.400%	06/20/2010	10,000	56
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY5 Index	Sell	2.500%	12/20/2010	17,500	(29)
Merrill Lynch & Co., Inc.	Bombardier, Inc. 5.750% due 02/22/2008	Sell	3.250%	03/20/2006	3,500	19
Merrill Lynch & Co., Inc.	SPX Corp. 7.500% due 01/01/2013	Sell	2.250%	09/20/2009	150	3
Merrill Lynch & Co., Inc.	SPX Corp. 7.500% due 01/01/2013	Sell	2.250%	09/20/2009	100	2
Merrill Lynch & Co., Inc.	Williams Cos., Inc. 8.125% due 03/15/2012	Sell	1.710%	09/20/2009	300	4
Merrill Lynch & Co., Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.250%	12/20/2009	500	(37)
Merrill Lynch & Co., Inc.	CMS Energy Corp. 7.500% due 01/15/2009	Sell	1.850%	12/20/2009	1,500	15
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	9,920	10
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG4 Index	Sell	0.400%	06/20/2010	4,000	19
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	1,000	(11)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	1,100	(28)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	06/20/2007	5,700	(130)
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.510%	08/20/2007	15,000	62
Morgan Stanley Dean Witter & Co.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%	09/20/2009	100	(4)
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	41,500	1,450
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	3,968	7
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	37,500	2,312
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM4 Index	Sell	1.800%	12/20/2010	20,000	177
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. HY5 Index	Sell	3.950%	12/20/2010	9,900	252
UBS Warburg LLC	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	8,300	390
UBS Warburg LLC	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	11,904	7
UBS Warburg LLC	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	1,984	1
UBS Warburg LLC	Dow Jones CDX N.A. IG4 Index	Sell	0.400%	06/20/2010	5,000	17
UBS Warburg LLC	Dow Jones CDX N.A. XO5 Index	Sell	2.000%	12/20/2010	22,500	(17)
Wachovia Bank N.A.	Ford Motor Credit Co. 7.250% due 10/25/2011	Sell	1.200%	06/20/2006	1,000	(17)
Wachovia Bank N.A.	Dow Jones CDX N.A. IG4 Index	Sell	0.400%	06/20/2010	7,500	29

						$8,276

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(h) Written options outstanding on December 31, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$111.000	02/24/2006	1,001	$155	$250
Put - CBOT U.S. Treasury 10-Year Note March Futures	105.000	02/24/2006	21	7	1
Put - CBOT U.S. Treasury 10-Year Note March Futures	107.000	02/24/2006	980	304	154

				$466	$405

Name of Issuer	Counterparty	Exercise Rate		Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.780	%*	08/07/2006	$3,100	$25	$29
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.780	%*	08/08/2006	13,600	128	129

						$153	$158

*	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(i) Forward foreign currency contracts outstanding on December 31, 2005:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EC	4,680	01/2006	$0	$(1)	$(1)
Sell		30,602	01/2006	0	(311)	(311)
Sell		44,834	02/2006	0	(408)	(408)
Buy	JY	157,880	01/2006	0	0	0

				$0	$(720)	$(720)

Schedule of Investments

Foreign Bond Fund (U.S. Dollar-Hedged)

December 31, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
ARUBA 0.0%
UFJ Finance Aruba AEC
6.750% due 07/15/2013		$450	$492

Total Aruba			492
(Cost $448)

AUSTRALIA (k) 0.1%
Australia Government Bond
8.750% due 08/15/2008	A$	600	477
GMAC Australia Finance
1.120% due 03/23/2006	JY	300,000	2,542
Homeside Mortgage Securities Trust
4.364% due 01/20/2027 (a)		$340	335
Medallion Trust
4.345% due 07/12/2031 (a)		977	975
Torrens Trust
4.629% due 07/15/2031 (a)		397	397

Total Australia			4,726
(Cost $4,891)

AUSTRIA (k) 0.7%
Austria Government Bond
5.000% due 07/15/2012	EC	12,700	16,649

Total Austria			16,649
(Cost $13,885)

BELGIUM (k) 0.6%
Belgium Government Bond
7.500% due 07/29/2008	EC	10,500	13,798

Total Belgium			13,798
(Cost $10,203)

BRAZIL 0.5%
Brazilian Government International Bond
5.250% due 04/15/2009 (a)		$4,653	4,635
5.250% due 04/15/2012 (a)		382	379
8.000% due 01/15/2018		4,827	5,220
8.875% due 10/14/2019		1,000	1,123

Total Brazil			11,357
(Cost $10,642)

CANADA (k) 0.1%
Rogers Wireless Communications, Inc.
7.625% due 12/15/2011	C$	2,100	1,942

Total Canada			1,942
(Cost $1,760)

CAYMAN ISLANDS (k) 0.6%
Cypress Tree Investment Partners I Ltd.
3.999% due 10/15/2009 (a)		$1,182	1,187
Mizuho Financial Group Cayman Ltd.
1.525% due 12/31/2049 (a)	JY	300,000	2,545
Pioneer 2002 Ltd.
10.491% due 06/15/2006 (a)		$2,100	2,135
Pylon Ltd.
6.375% due 12/22/2008 (a)	EC	1,350	1,612
Redwood Capital Ltd.
7.904% due 01/01/2006 (a)		$2,300	2,302
SHL Corp. Ltd.
0.767% due 12/25/2024 (a)	JY	23,198	191
Vita Capital Ltd.
5.404% due 01/01/2007 (a)		$3,900	3,907

Total Cayman Islands			13,879
(Cost $14,328)

DENMARK (k) 0.0%
Nykredit Konvertible
6.000% due 10/01/2029	DK	2,835	473
Unikredit Realkredit
6.000% due 07/01/2029		1,946	324

Total Denmark			797
(Cost $525)

FRANCE (k) 12.3%
Axa S.A.
3.750% due 01/01/2017	EC	828	1,403
France Government Bond
7.250% due 04/25/2006		7,000	8,401
5.250% due 04/25/2008		26,800	33,330
4.000% due 04/25/2009		8,050	9,841
4.000% due 10/25/2009		30,070	36,901
4.000% due 10/25/2014		111,700	139,639
6.000% due 10/25/2025		3,400	5,423
5.750% due 10/25/2032		10,300	16,684
4.750% due 04/25/2035		1,100	1,569
France Government International Bond
4.000% due 04/25/2014		39,700	49,567
4.000% due 04/25/2055		600	774

Total France			303,532
(Cost $283,229)

GERMANY (k) 23.8%
DSL Bank AG
7.250% due 08/07/2007	BP	3,000	5,376
Hypothekenbank in Essen AG
5.500% due 02/20/2007	EC	1,690	2,059
Landesbank Baden-Wuerttemberg AG
5.500% due 04/02/2007		440	537
Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		1,430	1,757
Republic of Germany
4.000% due 07/04/2009		2,900	3,547
5.375% due 01/04/2010		4,100	5,279
5.250% due 07/04/2010		33,500	43,284
5.250% due 01/04/2011		28,400	36,964
5.000% due 07/04/2011		100	130
5.000% due 01/04/2012		10,000	13,036
4.250% due 01/04/2014		63,452	80,406
4.250% due 07/04/2014		116,100	147,380
6.250% due 01/04/2024		7,600	12,254
6.500% due 07/04/2027		95,560	162,482
5.625% due 01/04/2028		15,770	24,426
6.250% due 01/04/2030		10,750	18,169
5.500% due 01/04/2031		15,400	23,966
4.750% due 07/04/2034		4,300	6,137

Total Germany			587,189
(Cost $557,930)

IRELAND (k) 0.2%
Celtic Residential Irish Mortgage Securitisation
2.634% due 06/13/2035 (a)	EC	2,008	2,385
Emerald Mortgages PLC
2.666% due 04/30/2028 (a)		2,027	2,394
2.666% due 10/22/2035 (a)		525	623

Total Ireland			5,402
(Cost $4,794)

ITALY (k) 0.3%
Italy Government International Bond
5.500% due 11/01/2010	EC	1,700	2,226
5.250% due 08/01/2011		3,400	4,454
Siena Mortgage SpA
2.553% due 02/28/2037 (a)		1,098	1,285

Total Italy			7,965
(Cost $6,647)

JAPAN (k) 11.8%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
3.500% due 12/16/2015 (a)	EC	300	354
Development Bank of Japan
4.250% due 06/09/2015		$7,300	7,019
Japan Government Bond
0.700% due 09/20/2008	JY	2,980,000	25,454
1.500% due 03/20/2014		6,810,000	58,575
1.600% due 06/20/2014		8,010,000	69,271
1.600% due 09/20/2014		5,710,000	49,305
2.400% due 06/20/2024		822,000	7,486
2.300% due 05/20/2030		1,961,100	16,947
2.400% due 03/20/2034		300,000	2,598
2.300% due 06/20/2035		5,180,000	43,715
Resona Bank Ltd.
5.850% due 09/29/2049 (a)		$8,400	8,380
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049 (a)		1,300	1,298

Total Japan			290,402
(Cost $313,153)

JERSEY, CHANNEL ISLANDS (k) 0.0%
Lloyds TSB Capital I
7.375% due 02/07/2049 (a)	EC	500	705

Total Jersey, Channel Islands			705
(Cost $461)

LUXEMBOURG 0.2%
VTB Capital S.A. for Vneshtorgbank
5.250% due 09/21/2007 (a)		$3,800	3,808

Total Luxembourg			3,808
(Cost $3,800)

MEXICO 0.2%
Pemex Project Funding Master Trust
8.850% due 09/15/2007		$1,040	1,108
9.375% due 12/02/2008		1,290	1,435
5.750% due 12/15/2015		2,100	2,092

Total Mexico			4,635
(Cost $4,346)

NETHERLANDS (k) 1.0%
Delphinus BV
2.466% due 04/25/2093 (a)	EC	1,500	1,760
Dutch Mortgage-Backed Securities BV
2.450% due 10/02/2079 (a)		3,000	3,564
2.600% due 11/20/2035 (a)		1,546	1,840
Holland Euro-Denominated Mortgage-Backed Series
2.455% due 04/18/2012 (a)		1,252	1,483
Netherlands Government Bond
6.000% due 01/15/2006		12,000	14,221
3.750% due 07/15/2014		2,500	3,069

Total Netherlands			25,937
(Cost $23,559)

NEW ZEALAND (k) 0.1%
New Zealand Government Bond
4.500% due 02/15/2016 (b)	N$	2,006	1,848

Total New Zealand			1,848
(Cost $1,229)

PERU 0.1%
Peru Government International Bond
9.125% due 01/15/2008		$2,000	2,160

Total Peru			2,160
(Cost $2,153)

RUSSIA (k) 0.2%
Gaz Capital S.A.
5.875% due 06/01/2015	EC	700	894
Russia Government International Bond
10.000% due 06/26/2007		$1,630	1,747
8.250% due 03/31/2010		400	427
5.000% due 03/31/2030 (a)		2,400	2,715

Total Russia			5,783
(Cost $5,634)

SOUTH AFRICA 0.1%
South Africa Government International Bond
8.375% due 10/17/2006		$2,480	2,545

Total South Africa			2,545
(Cost $2,586)

SPAIN (k) 3.4%
Caja Madrid
2.461% due 05/30/2006 (a)	EC	2,600	3,078
Hipotebansa Mortgage Securitization Fund
2.297% due 01/18/2018 (a)		937	1,076
2.332% due 07/18/2022 (a)		1,371	1,571
Spain Government Bond
5.150% due 07/30/2009		37,730	47,910
5.350% due 10/31/2011		11,100	14,659
4.200% due 07/30/2013		2,200	2,773
5.750% due 07/30/2032		4,500	7,295
4.200% due 01/31/2037		2,300	3,024

Total Spain			81,386
(Cost $67,649)

TUNISIA (k) 0.3%
Banque Centrale de Tunisie
7.500% due 09/19/2007		$275	287
7.375% due 04/25/2012		500	559
4.500% due 06/22/2020	EC	4,600	5,427

Total Tunisia			6,273
(Cost $6,418)

UNITED KINGDOM (k) 3.3%
Bauhaus Securities Ltd.
2.560% due 10/30/1952 (a)	EC	3,136	3,723
Dolerite Funding PLC
4.650% due 08/20/2032 (a)		$905	911
Haus Ltd.
2.703% due 12/10/2037 (a)	EC	5,301	5,942
HBOS Treasury Services PLC
5.920% due 09/29/2049 (a)		$5,900	5,769
SRM Investment Ltd.
2.670% due 08/26/2034 (a)	EC	439	521
United Kingdom Gilt
5.000% due 03/07/2008	BP	4,900	8,574
4.750% due 06/07/2010		2,400	4,225
5.000% due 03/07/2012		12,830	23,100
8.000% due 09/27/2013		14,100	30,438

Total United Kingdom			83,203
(Cost $84,167)

UNITED STATES (k) 50.0%
Asset-Backed Securities 2.0%
Ameriquest Mortgage Securities, Inc.
4.789% due 03/25/2033 (a)		$32	32
AMRESCO Residential Securities Corp. Mortgage Loan Trust
5.319% due 06/25/2029 (a)		925	926
Argent Securities, Inc.
4.479% due 11/25/2035 (a)		5,091	5,095
BA Master Credit Card Trust
4.489% due 06/15/2008 (a)		1,200	1,201
Bear Stearns Asset-Backed Securities, Inc.
4.709% due 10/25/2032 (a)		107	107
4.779% due 10/25/2032 (a)		256	257
Citigroup Mortgage Loan Trust, Inc.
4.469% due 05/25/2035 (a)		633	634
4.489% due 09/25/2035 (a)		2,502	2,503
Conseco Finance Securitizations Corp.
4.739% due 10/15/2031 (a)		109	109
Countrywide Asset-Backed Certificates
4.469% due 07/25/2035 (a)		424	425
CS First Boston Mortgage Securities Corp.
4.689% due 01/25/2032 (a)		151	152
EQCC Home Equity Loan Trust
4.620% due 03/20/2030 (a)		40	40
FBR Securitization Trust
4.499% due 10/25/2035 (a)		1,499	1,500
4.499% due 12/25/2035 (a)		3,364	3,365
First Alliance Mortgage Loan Trust
4.600% due 12/20/2027 (a)		38	39
First NLC Trust
4.489% due 12/25/2035 (a)		2,982	2,984
4.490% due 02/25/2036 (a)		3,000	3,000
Fremont Home Loan Trust
4.460% due 01/25/2036 (a)		4,000	4,006
GE-WMC Mortgage Securities LLC
4.470% due 01/25/2036 (a)		2,700	2,695
GSAMP Trust
4.489% due 01/25/2036 (a)		1,357	1,358
Home Equity Asset Trust
4.529% due 08/25/2034 (a)		339	339
Home Equity Mortgage Trust
4.489% due 02/25/2036 (a)		1,609	1,610
Household Mortgage Loan Trust
4.720% due 02/20/2033 (a)		637	637
Indymac Residential Asset-Backed Trust
4.630% due 03/25/2036 (a)		1,600	1,600
Irwin Home Equity Loan Trust
4.899% due 06/25/2028 (a)		141	141
Mesa Trust Asset-Backed Certificates
4.779% due 11/25/2031 (a)		918	921
New Century Home Equity Loan Trust
4.469% due 07/25/2035 (a)		1,998	1,999
Nissan Auto Lease Trust
2.900% due 08/15/2007		800	793
Novastar Home Equity Loan
4.939% due 01/25/2031 (a)		19	19
Quest Trust
4.751% due 06/25/2034 (a)		2,108	2,113
Residential Asset Securities Corp.
4.479% due 10/25/2028 (a)		1,775	1,776
4.629% due 07/25/2032 (a)		1,002	1,004
4.450% due 01/25/2036 (a)		1,000	1,000
SG Mortgage Securities Trust
4.479% due 09/25/2035 (a)		1,242	1,242
Soundview Home Equity Loan Trust
4.190% due 05/25/2035 (a)		2,621	2,623
4.479% due 12/25/2035 (a)		1,270	1,270

			49,515

Corporate Bonds & Notes 3.8%
AT&T, Inc.
4.542% due 11/14/2008 (a)		500	501
Atlantic & Western Re Ltd.
10.500% due 01/09/2007 (a)		6,500	6,502
BellSouth Corp.
4.258% due 04/26/2021 (a)		2,200	2,198
Bombardier Capital, Inc.
7.090% due 03/30/2007 (i)		900	906
CMS Energy Corp.
8.900% due 07/15/2008		1,100	1,181
Ford Motor Credit Co.
4.740% due 11/16/2006 (a)		3,300	3,205
GE Finance Assurance Holdings
1.600% due 06/20/2011	JY	520,000	4,448
General Electric Capital Corp.
4.520% due 12/12/2008 (a)		$4,800	4,802
General Motors Acceptance Corp.
5.243% due 05/18/2006 (a)		200	196
Harrah’s Operating Co., Inc.
4.900% due 02/08/2008 (a)		4,600	4,608
HSBC Finance Corp.
6.538% due 11/13/2007		4,600	4,737
J.P. Morgan Chase & Co., Inc.
7.150% due 02/15/2012 (a)		4,670	4,769
MCI, Inc.
7.688% due 05/01/2009		5,300	5,485
Mirage Resorts, Inc.
7.250% due 10/15/2006		400	407
Mizuho JGB Investment LLC
9.870% due 06/30/2049 (a)		1,200	1,328
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (a)		1,400	1,514
Morgan Stanley Warehouse Facilities
4.719% due 08/16/2006 (a)		15,100	15,100
Pemex Project Funding Master Trust
5.010% due 12/03/2012 (a)		6,000	5,997
Royal Bank of Scotland PLC
4.500% due 12/21/2007 (a)		6,500	6,502
Sprint Capital Corp.
7.125% due 01/30/2006		3,300	3,305
Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049 (a)		3,530	3,904
Toyota Motor Credit Corp.
3.750% due 10/12/2007 (a)		11,800	11,804
Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008		500	508

			93,907

Mortgage-Backed Securities 2.2%
Bank of America Mortgage Securities
5.000% due 05/25/2034		6,438	6,347
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035 (a)		1,200	1,191
Commercial Mortgage Asset Trust
6.975% due 01/17/2032		2,800	3,093
Countrywide Home Loan Mortgage Pass-Through Trust
4.699% due 03/25/2035 (a)		153	154
CS First Boston Mortgage Securities Corp.
5.730% due 05/25/2032 (a)		130	129
3.400% due 08/25/2033 (a)		1,161	1,169
4.589% due 11/15/2019 (a)		2,183	2,187
4.938% due 12/15/2040		700	701
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		4,187	4,164
Greenpoint Mortgage Funding Trust
4.649% due 11/25/2045 (a)		1,351	1,350
GSR Mortgage Loan Trust
4.541% due 09/25/2035 (a)		2,548	2,508
Impac CMB Trust
4.779% due 07/25/2033 (a)		307	307
JP Morgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035		10,100	10,755
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		683	684
MASTR Asset Securitization Trust
5.500% due 11/25/2017		1,184	1,170
Merrill Lynch Mortgage Investors, Inc.
4.749% due 03/15/2025 (a)		1,253	1,258
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		548	556
Washington Mutual Mortgage Securities Corp.
4.324% due 02/27/2034 (a)		1,823	1,816
5.127% due 10/25/2032 (a)		654	653
4.132% due 12/25/2040 (a)		376	375
4.689% due 12/25/2044 (a)		4,304	4,308
4.649% due 12/25/2027 (a)		6,611	6,610
Washington Mutual, Inc.
4.359% due 05/25/2041 (a)		125	126
4.639% due 12/25/2045 (a)		2,374	2,383

			53,994

Municipal Bonds & Notes 2.1%
California State Economic Recovery General Obligation Bonds, Series 2004
5.250% due 01/01/2011		3,000	3,228
5.250% due 07/01/2013		3,500	3,835
California State Polytechnic University Revenue Bonds, Series 1972
5.000% due 07/01/2012		3,900	4,230
California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033		2,400	2,613
Chicago, Illinois Board of Education General Obligation Bonds, (FSA Insured), Series 2001
5.000% due 12/01/2031		300	323
Chicago, Illinois Water Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 11/01/2026		200	215
De Kalb County, Georgia Water & Sewage Revenue Bonds, Series 2003
5.000% due 10/01/2035		1,500	1,561
Detroit, Michigan Sewer Disposal Revenue Bonds, (FSA Insured), Series 2004
5.000% due 07/01/2010		5,100	5,433
Detroit, Michigan Water Supply System Revenue Bonds, (MBIA Insured), Series 1997
5.750% due 07/01/2012		200	225
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.500% due 05/15/2033		1,115	1,268
Harris County, Texas General Obligation Bonds, Series 2003
5.000% due 08/01/2033		820	830
Hawaii State General Obligation Bonds, (FGIC Insured), Series 2001
5.500% due 08/01/2011		1,300	1,428
Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		1,500	1,559
Illinois Regional Transportation Authority General Obligation Bonds, Series 1999
5.750% due 06/01/2014		300	341
Indiana State Transportation Finance Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 06/01/2028		2,000	2,075
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2001-B
5.300% due 06/01/2025		3,105	3,359
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		1,800	1,810
Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035		3,100	3,523
Los Angeles, California County Sanitation Districts Financing Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 10/01/2011		800	863
Louisiana State General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 05/01/2014		3,300	3,578
Louisville & Jefferson Counties, Kentucky Metro Sewer & Drain District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036		200	208
Lower Colorado River Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 05/15/2028		410	426
Metropolitan Water District of Southern California Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2036		530	554
Michigan State Building Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 10/15/2013		400	440
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2003
5.000% due 06/15/2010		310	327
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 2003-E
5.000% due 06/15/2034		625	646
New York City, New York Transitional Finance Authority Revenue Bonds, (FSA Insured), Series 2002
5.250% due 08/01/2011		2,000	2,172
New York Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003-A1
5.250% due 06/01/2013		3,500	3,645
5.500% due 06/01/2014		300	318
5.500% due 06/01/2017		600	648
Oklahoma State General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 07/15/2016		995	1,083
Seattle, Washington Water System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 09/01/2033		200	207

			52,971

		Shares
Preferred Security 0.3%
DG Funding Trust
6.777% due 12/31/2049 (a)		640	6,820

Preferred Stock 0.1%
Fannie Mae
7.000% due 12/31/2049 (a)		27	1,453

	Principal Amount (000s)
U.S. Government Agencies 33.6%
Fannie Mae
4.198% due 11/01/2034 (a)		$15,358	15,190
4.419% due 07/25/2035 (a)		1,290	1,291
4.499% due 03/25/2034 (a)		909	911
4.500% due 11/01/2020		32,055	31,203
4.575% due 01/01/2023 (a)		65	66
4.962% due 08/01/2023 (a)		262	267
4.998% due 12/01/2034 (a)		3,081	3,088
5.000% due 11/25/2032 - 10/01/2035 (c)		33,054	31,917
5.238% due 12/01/2030 (a)		81	83
5.500% due 11/01/2028 - 01/12/2036 (c)		654,835	649,185
5.766% due 04/01/2032 (a)		206	206
6.000% due 04/25/2043 - 07/25/2044 (c)		6,550	6,631
6.040% due 11/01/2022 (a)		56	57
6.500% due 02/01/2026 - 11/01/2034 (c)		2,624	2,696
Federal Home Loan Bank
5.660% due 04/26/2006		1,200	1,204
5.665% due 03/22/2006		3,200	3,207
Freddie Mac
4.363% due 10/25/2044 (a)		19,782	19,905
4.410% due 09/01/2035 (a)		1,273	1,257
4.500% due 09/01/2035		492	463
4.719% due 12/15/2030 (a)		1,536	1,541
5.000% due 12/15/2031 - 08/15/2035 (c)		8,349	7,805
5.216% due 06/01/2022 (a)		432	440
9.050% due 06/15/2019		9	9
Government National Mortgage Association
4.125% due 11/20/2021 - 11/20/2030 (a)(c)		457	460
4.375% due 05/20/2022 - 05/20/2030 (a)(c)		2,994	3,012
4.750% due 07/20/2022 - 08/20/2027 (a)(c)		1,099	1,109
6.000% due 08/20/2034		5,864	5,999
Small Business Administration
5.980% due 11/01/2022		6,343	6,608
6.344% due 08/10/2011		2,835	2,951
6.640% due 02/10/2011		1,412	1,479
Tennessee Valley Authority
4.875% due 12/15/2016		16,050	16,568
5.880% due 04/01/2036		8,145	9,288
5.980% due 04/01/2036		1,855	2,128

			828,224

U.S. Treasury Obligations 5.9%
Treasury Inflation Protected Securities (b)
2.000% due 01/15/2014		321	320
2.000% due 07/15/2014		8,505	8,460
1.625% due 01/15/2015		1,036	999
1.875% due 07/15/2015		2,747	2,703
3.625% due 04/15/2028		1,211	1,563
U.S. Treasury Bonds
8.750% due 05/15/2017		8,900	12,224
8.875% due 02/15/2019		16,100	22,900
8.125% due 08/15/2019		50,100	67,983
8.125% due 05/15/2021		19,400	26,864
U.S. Treasury Note
4.250% due 11/15/2014		2,600	2,571

			146,587

Total United States (Cost $1,238,740)			1,233,471

	Notional Amount (000s)
PURCHASED CALL OPTIONS 0.2%
2-Year Interest Rate Swap (OTC)
Strike @ 4.500%** Exp. 04/04/2006		58,100	32
Strike @ 4.500%** Exp. 04/06/2006		53,600	31
Strike @ 4.750%** Exp. 05/02/2006		146,400	329
Strike @ 4.750%** Exp. 08/07/2006		100,000	371
Strike @ 4.500%** Exp. 10/04/2006		62,500	159
Strike @ 4.250%** Exp. 10/11/2006		84,900	121
Strike @ 4.250%** Exp. 10/12/2006		44,100	63
Strike @ 4.500%** Exp. 10/18/2006		55,800	155
Strike @ 4.250%** Exp. 10/19/2006		23,000	34
Strike @ 4.250%** Exp. 10/24/2006		7,000	11
Strike @ 4.250%** Exp. 10/25/2006		104,100	160
Strike @ 4.800%** Exp. 12/22/2006		76,600	455
30-Year Interest Rate Swap (OTC)
Strike @ 4.500%** Exp. 06/02/2006		2,000	9
Strike @ 5.750%** Exp. 04/27/2009		9,700	1,259
	# of Contracts
90-Day Eurodollar June Futures (CME)
Strike @ $95.000 Exp. 06/19/2006		696	387
90-Day Eurodollar March Futures (CME)
Strike @ $95.250 Exp. 03/13/2006		2,831	407

Total Purchased Call Options (Cost $4,481)			3,983

	Notional Amount (000s)
PURCHASED PUT OPTIONS 0.0%
30-Year Interest Rate Swap (OTC)
Strike @ 6.250%* Exp. 04/27/2009		$9,700	290
Fannie Mae 5.500% due 02/13/2036 (OTC)
Strike @ $91.160 Exp. 02/06/2006		5,000	0
	# of Contracts
90-Day Eurodollar June Futures (CME)
Strike @ $95.000 Exp. 06/19/2006		1,666	292
90-Day Eurodollar March Futures (CME)
Strike @ $95.125 Exp. 03/13/2006		1,030	58
90-Day Eurodollar September Futures (CME)
Strike @ $92.750 Exp. 09/18/2006		1,530	10
Eurodollar March Futures (CME)
Strike @ $94.375 Exp. 03/13/2006		725	4
U.S. Treasury Note 10-Year Futures (CBOT)
Strike @ $100.000 Exp. 02/24/2006		555	9

Total Purchased Put Options (Cost $1,064)			663

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 10.8%
Commercial Paper 7.7%
Carolina Power & Light Co.
4.560% due 04/21/2006		$2,100	2,071
Federal Home Loan Bank
3.350% due 01/03/2006		7,600	7,600
Florida Power Corp.
4.560% due 04/24/2006		2,100	2,070
4.630% due 04/28/2006		3,000	887
Skandinaviska Enskilda Banken AB
3.985% due 01/05/2006		18,700	18,696
4.070% due 01/19/2006		59,900	41,126
4.210% due 02/09/2006		60,400	498
Sumitomo Corp. of America
4.450% due 04/28/2006		2,000	1,971
4.450% due 05/01/2006		4,900	2,856
UBS Finance Delaware LLC
4.190% due 01/03/2006		52,300	14,200
4.290% due 01/03/2006		74,300	22,000
3.975% due 01/30/2006		38,100	37,987
Westpac Banking Corp.
4.190% due 02/06/2006		10,400	10,359
4.315% due 03/01/2006		38,500	27,908

			190,229

Repurchase Agreements 0.9%
Lehman Brothers, Inc.
3.250% due 01/03/2006		16,000	16,000
(Dated 12/30/2005. Collateralized by U.S. Treasury Bills 3.613% due 01/26/2006 valued at $16,322. Repurchase proceeds are $16,006.)
State Street Bank
3.900% due 01/03/2006		5,319	5,319
(Dated 12/30/2005. Collateralized by Fannie Mae 3.125% due 07/15/2006 valued at $5,428. Repurchase proceeds are $5,321.)

			21,319

U.S. Treasury Bills 2.2%
3.851% due 03/02/2006-03/16/2006 (c)(e)(f)		56,275	55,801

Total Short-Term Instruments (Cost $267,414)			267,349

Total Investments (d)		120.9%	$2,981,879
(Cost $2,936,136)
Written Options (h)		(0.2%)	(4,293)
(Premiums $5,001)
Other Assets and Liabilities (Net)		(20.7%)	(511,929)

Net Assets		100.0%	$2,465,657

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) As of December 31, 2005, portfolio securities with an aggregate market value of $67,884 were valued with reference to securities whose prices are more readily obtainable.

(e) Securities with an aggregate market value of $39,403 have been pledged as collateral for swap and swaption contracts on December 31, 2005.

(f) Securities with an aggregate market value of $10,152 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar Futures	Long	03/2006	570	$(905)
90-Day Eurodollar Futures	Long	09/2006	2,310	(70)
Euro-Bund 10-Year Note Futures	Long	03/2006	1,466	1,563
Euro-Bund 10-Year Note Futures Put Options Strike @ EC119.000	Long	03/2006	194	(94)
Japan Government Bond 10-Year Bond Futures	Long	03/2006	357	1,572
U.S. Treasury 5-Year Note Futures	Long	03/2006	1,521	586
U.S. Treasury 10-Year Note Futures	Long	03/2006	578	595

				$3,247

(g) Swap agreements outstanding on December 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%	06/15/2010	A$	70,250	$60
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		39,700	(344)
UBS Warburg LLC	6-month Australian Bank Bill	Pay	6.000%	06/15/2010		71,300	30
UBS Warburg LLC	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		40,900	(260)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010	BP	107,500	923
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		31,100	156
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		12,100	(625)
Citibank N.A.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		2,700	114
Goldman Sachs & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		17,500	481
HSBC Bank USA	6-month BP-LIBOR	Pay	5.000%	09/15/2010		45,100	(213)
HSBC Bank USA	6-month BP-LIBOR	Receive	5.000%	06/18/2034		2,500	(165)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		10,300	98
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		19,800	(25)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		2,000	(148)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	06/18/2034		4,500	(176)
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		1,400	(2)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		23,800	256
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Receive	5.000%	06/18/2034		9,200	(190)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		13,400	596
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		4,800	(422)
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		33,000	515
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	09/15/2015		900	(79)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		1,700	(80)
HSBC Bank USA	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014	C$	17,000	(545)
HSBC Bank USA	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		300	1
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		6,000	(177)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		2,500	45
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		8,100	(198)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	2,300	4
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		19,000	128
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		16,000	91
Citibank N.A.	6-month EC-LIBOR	Receive	5.000%	06/17/2012		46,100	(935)
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		29,480	(13)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		11,600	(50)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		16,700	(585)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		4,800	46
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	5.000%	06/17/2012		29,500	(597)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		89,500	1,218
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		12,700	(77)
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		700	1
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		3,100	31
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		44,500	82
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		89,600	1,435
UBS Warburg LLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		85,200	3,238
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		20,500	138
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.550%	03/16/2006	H$	86,600	50
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.906%	07/11/2006		117,000	(106)
Barclays Bank PLC	6-month JY-LIBOR	Receive	1.500%	06/15/2015	JY	1,795,000	(141)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.300%	09/21/2011		2,008,000	(246)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		6,410,000	(238)
J.P. Morgan Chase & Co.	6-month JY-LIBOR	Receive	1.000%	06/24/2011		500,000	(54)
Lehman Brothers, Inc.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		3,455,000	(1,210)
Merrill Lynch & Co., Inc.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		3,300,000	1
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	0.390%	06/18/2007		525,000	13
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		5,250,000	(1,708)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		2,920,000	267
Bank of America	3-month USD-LIBOR	Pay	3.000%	06/15/2006		$62,000	125
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2011		72,400	(349)
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2016		24,900	(248)
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2011		19,100	(93)
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2013		6,500	(47)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008		268,600	429
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		213,400	(2,633)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	3.000%	06/15/2006		284,000	211
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2011		302,800	(1,480)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2013		77,700	(558)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.500%	12/16/2014		9,900	69
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		53,500	(712)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008		92,700	184
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.500%	12/16/2014		10,600	45
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		52,300	(696)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2011		31,300	(153)
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.500%	12/16/2014		6,600	75
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016		73,200	(982)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2026		18,000	(446)

							$(6,850)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.900%	09/20/2010	$1,500	$19
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	1,400	(35)
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	15,872	35
Credit Suisse First Boston	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.940%	09/20/2010	500	8
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	06/20/2006	1,000	(6)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	06/20/2007	800	(17)
Goldman Sachs & Co.	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.990%	09/20/2010	500	8
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	500	(4)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	600	(4)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	500	(3)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	700	(3)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	2,976	10
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	2,100	(54)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	1,400	(11)
Morgan Stanley Dean Witter & Co.	Republic of Turkey 11.875% due 01/15/2030	Buy	(2.700%)	09/20/2010	4,600	(287)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	500	(4)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	1,000	(6)

						$(354)

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(h) Written options outstanding on December 31, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CME Eurodollar 1-Year Mid-Curve June Futures	$95.250	06/16/2006	696	$442	$418
Call - CME Eurodollar 1-Year Mid-Curve March Futures	95.500	03/10/2006	2,831	628	442
Put - CBOT U.S. Treasury 10-Year Note March Futures	107.000	02/24/2006	373	152	58
Put - CME Eurodollar 1-Year Mid-Curve June Futures	94.750	06/16/2006	1,666	250	229
Put - CME Eurodollar 1-Year Mid-Curve March Futures	94.875	03/10/2006	1,030	87	84

				$1,559	$1,231

Name of Issuer	Counterparty	Exercise Rate		Date		Notional Amount	Premium	Value
Put -OTC 28-Year Interest Rate Swap	Deutsche Bank AG	4.500	%***	03/15/2006	BP	6,900	$74	$24
Call -OTC 30-Year Interest Rate Swap	Deutsche Bank AG	4.150	%****	03/15/2006		6,900	73	137
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	4.375	%**	12/15/2006		$2,900	38	26
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	5.480	%**	04/03/2006		10,000	297	667
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	4.310	%**	10/19/2006		10,000	70	43
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	4.540	%**	04/04/2006		10,000	73	16
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	4.540	%**	10/04/2006		17,000	200	117
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.540	%**	04/06/2006		23,000	174	46
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.780	%**	08/07/2006		43,000	352	408
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.300	%**	10/11/2006		36,400	272	145
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.320	%**	10/25/2006		46,000	325	205
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.300	%**	10/12/2006		19,000	138	76
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.560	%**	10/18/2006		24,000	238	180
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	4.540	%**	04/04/2006		15,000	112	29
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.540	%**	10/04/2006		9,000	106	62
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.850	%**	12/22/2006		32,800	431	473
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	4.780	%**	05/02/2006		63,000	387	393
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	4.310	%**	10/24/2006		3,000	22	13
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	06/02/2006		5,000	60	2

							$3,442	$3,062

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.

**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

***	The Fund will pay a floating rate based on 6-month BP-LIBOR.

****	The Fund will receive a floating rate based on 6-month BP-LIBOR.

(i) Restricted security as of December 31, 2005:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	07/12/2005	$900	$906	0.04%

(j) Short sales open on December 31, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value	à
Fannie Mae	4.500%	01/18/2022	$32,300	$31,170	$31,433
Freddie Mac	4.500%	01/12/2036	1,000	934	941
U.S. Treasury Note	3.000%	02/15/2009	16,300	15,625	15,858
U.S. Treasury Note	5.500%	05/15/2009	13,500	13,938	14,103
U.S. Treasury Note	3.375%	09/15/2009	124,500	119,848	121,901
U.S. Treasury Note	4.250%	11/15/2013	49,500	48,563	49,387
U.S. Treasury Note	4.250%	11/15/2014	27,700	27,086	27,617
U.S. Treasury Note	4.000%	02/15/2015	7,600	7,275	7,505

				$264,439	$268,745

à	Market value includes $2,571 of interest payable on short sales.

(k) Forward foreign currency contracts outstanding on December 31, 2005:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	A$	22,783	01/2006	$0	$(187)	$(187)
Sell		806	01/2006	3	0	3
Buy	BP	2,728	01/2006	4	(84)	(80)
Sell		39,444	01/2006	67	(144)	(77)
Buy	BR	2,181	02/2006	21	(22)	(1)
Buy	C$	1,099	01/2006	0	(9)	(9)
Sell		1,728	01/2006	0	(34)	(34)
Buy	CP	498,080	02/2006	43	0	43
Sell	DK	9,802	03/2006	0	(13)	(13)
Buy	EC	5,946	01/2006	0	(24)	(24)
Sell		691,364	01/2006	396	(7,442)	(7,046)
Buy	IR	21,600,600	01/2006	193	0	193
Sell		21,600,600	01/2006	0	(3)	(3)
Buy	JY	277,404	01/2006	0	(15)	(15)
Sell		28,693,307	01/2006	217	(487)	(270)
Buy	KW	642,500	01/2006	6	0	6
Buy		694,894	02/2006	11	0	11
Buy		1,027,000	03/2006	14	0	14
Buy	MP	7,901	02/2006	19	0	19
Buy		3,064	03/2006	10	0	10
Sell	N$	2,956	01/2006	64	0	64
Buy	PN	3,014	02/2006	0	(25)	(25)
Buy		1,867	03/2006	0	(22)	(22)
Buy	PZ	2,586	02/2006	18	0	18
Buy		1,767	03/2006	0	(3)	(3)
Buy	RP	21,787	02/2006	10	0	10
Buy	RR	9,589	01/2006	0	0	0
Buy		22,017	02/2006	0	(4)	(4)
Buy	S$	485	01/2006	0	(4)	(4)
Buy		1,054	02/2006	6	(1)	5
Buy	SV	8,948	02/2006	0	(10)	(10)
Buy		19,327	03/2006	7	(3)	4
Buy	T$	93,691	02/2006	25	(12)	13
Buy		10,317	03/2006	2	0	2

				$1,136	$(8,548)	$(7,412)

See accompanying notes

Schedule of Investments

Foreign Bond Fund (Unhedged)

December 31, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
BRAZIL 0.7%
Brazilian Government International Bond
5.250% due 04/15/2012 (a)		$76	$76
8.000% due 01/15/2018		6,966	7,534
8.875% due 10/14/2019		500	561
8.250% due 01/20/2034		300	319

Total Brazil			8,490
(Cost $7,963)

CAYMAN ISLANDS (h) 0.3%
AIG SunAmerica Institutional Funding II Ltd.
3.016% due 06/15/2007 (a)	C$	400	344
Cypress Tree Investment Partners I Ltd.
4.550% due 10/15/2009 (a)		$1,773	1,781
Mizuho Financial Group Cayman Ltd.
1.522% due 12/31/2049 (a)	JY	100,000	848
Vita Capital Ltd.
5.404% due 01/01/2007 (a)		$1,100	1,102

Total Cayman Islands			4,075
(Cost $4,205)

FRANCE (h) 15.1%
France Government Bond
4.000% due 10/25/2009	EC	4,500	5,522
4.750% due 10/25/2012		100	130
4.000% due 04/25/2014		300	375
4.000% due 10/25/2014		125,000	156,265
5.500% due 04/25/2029		4,200	6,474
5.750% due 10/25/2032		10,100	16,360
4.000% due 04/25/2055		300	387

Total France			185,513
(Cost $184,785)

GERMANY (h) 21.7%
Republic of Germany
4.000% due 07/04/2009	EC	300	367
5.375% due 01/04/2010		300	386
5.250% due 07/04/2010		8,700	11,241
5.250% due 01/04/2011		19,500	25,380
5.000% due 01/04/2012		700	913
5.000% due 07/04/2012		16,700	21,862
4.250% due 01/04/2014		27,340	34,645
4.250% due 07/04/2014		63,300	80,355
6.250% due 01/04/2024		9,800	15,801
6.500% due 07/04/2027		2,260	3,843
5.625% due 01/04/2028		21,000	32,527
6.250% due 01/04/2030		22,640	38,265
5.500% due 01/04/2031		300	467
4.750% due 07/04/2034		400	571

Total Germany			266,623
(Cost $270,174)

ITALY (h) 0.2%
Italy Government International Bond
3.000% due 04/15/2009	EC	700	829
4.500% due 05/01/2009		1,000	1,240

Total Italy			2,069
(Cost $2,089)

JAPAN (h) 10.3%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
3.500% due 12/16/2015 (a)	EC	300	354
Japan Government Bond
0.700% due 09/20/2008	JY	1,790,000	15,289
1.600% due 09/20/2013		1,660,000	14,440
1.500% due 03/20/2014		1,520,000	13,074
1.600% due 06/20/2014		3,970,000	34,333
1.600% due 09/20/2014		1,650,000	14,247
1.500% due 03/20/2015		100,000	854
2.400% due 06/20/2024		56,000	510
2.300% due 05/20/2030		1,938,600	16,752
2.300% due 06/20/2035		1,490,000	12,575
Resona Bank Ltd.
5.850% due 09/29/2049 (a)		$5,100	5,088

Total Japan			127,516
(Cost $139,131)

JERSEY, CHANNEL ISLANDS (h) 0.1%
AIG SunAmerica Institutional Funding III Ltd.
2.335% due 07/17/2006 (a)	EC	600	710

Total Jersey, Channel Islands			710
(Cost $783)

LUXEMBOURG 0.1%
VTB Capital S.A. for Vneshtorgbank
5.250% due 09/21/2007 (a)		$1,600	1,603

Total Luxembourg			1,603
(Cost $1,600)

MEXICO 0.3%
Mexico Government International Bond
5.875% due 01/15/2014		$1,700	1,764
Pemex Project Funding Master Trust
5.750% due 12/15/2015		2,600	2,590

Total Mexico			4,354
(Cost $4,316)

NETHERLANDS (h) 0.2%
Netherlands Government Bond
4.250% due 07/15/2013	EC	400	507
3.750% due 07/15/2014		1,200	1,473

Total Netherlands			1,980
(Cost $2,069)

PANAMA 0.1%
Panama Government International Bond
7.250% due 03/15/2015		$700	748

Total Panama			748
(Cost $717)

PERU 0.1%
Peru Government International Bond
9.125% due 02/21/2012		$900	1,033

Total Peru			1,033
(Cost $1,027)

RUSSIA (h) 0.8%
Gaz Capital S.A.
5.875% due 06/01/2015	EC	600	766
Russia Government International Bond
10.000% due 06/26/2007		$300	321
8.250% due 03/31/2010		2,300	2,454
5.000% due 03/31/2030 (a)		4,700	5,317

Total Russia			8,858
(Cost $8,668)

SOUTH AFRICA 0.1%
South Africa Government International Bond
7.375% due 04/25/2012		$1,000	1,115

Total South Africa			1,115
(Cost $1,122)

SPAIN (h) 9.6%
Banesto Banco de Emisiones
2.226% due 10/04/2006 (a)	EC	1,000	1,184
Caja Madrid
2.461% due 05/30/2006 (a)		1,200	1,420
Spain Government Bond
5.400% due 07/30/2011		20,800	27,447
6.150% due 01/31/2013		1,000	1,402
4.400% due 01/31/2015		42,000	54,070
5.750% due 07/30/2032		19,150	31,045
4.200% due 01/31/2037		900	1,183

Total Spain			117,751
(Cost $114,857)

TUNISIA (h) 0.3%
Banque Centrale de Tunisie
7.375% due 04/25/2012		$300	335
4.500% due 06/22/2020	EC	3,000	3,539

Total Tunisia			3,874
(Cost $3,966)

UKRAINE (h) 0.1%
Ukraine Government International Bond
4.950% due 10/13/2015	EC	1,000	1,180

Total Ukraine			1,180
(Cost $1,209)

UNITED KINGDOM (h) 3.6%
HBOS Treasury Services PLC
5.920% due 09/29/2049 (a)		$3,300	3,227
SRM Investment Ltd.
2.670% due 08/26/2034 (a)	EC	88	104
United Kingdom Gilt
5.000% due 03/07/2008	BP	2,400	4,199
4.000% due 03/07/2009		100	171
5.750% due 12/07/2009		3,900	7,086
9.000% due 07/12/2011		11,900	25,318
5.000% due 03/07/2012		2,030	3,655
5.000% due 09/07/2014		35	64

Total United Kingdom			43,824
(Cost $44,743)

UNITED STATES 61.1%
Asset-Backed Securities 4.2%
AAA Trust
4.291% due 11/26/2035 (a)		$7,311	7,320
Aegis Asset-Backed Securities Trust
4.499% due 11/25/2023 (a)		775	775
Ameriquest Mortgage Securities, Inc.
4.789% due 03/25/2033 (a)		10	10
4.819% due 09/25/2034 (a)		148	148
4.479% due 04/25/2035 (a)		358	358
Amortizing Residential Collateral Trust
4.729% due 10/25/2031 (a)		12	12
4.669% due 07/25/2032 (a)		1	1
Argent Securities, Inc.
4.499% due 10/25/2035 (a)		175	175
4.479% due 11/25/2035 (a)		2,684	2,686
4.499% due 02/25/2036 (a)		500	500
Asset-Backed Funding Certificates
4.449% due 02/25/2035 (a)		129	129
4.489% due 06/25/2035 (a)		226	226
4.489% due 08/25/2035 (a)		550	550
BA Master Credit Card Trust
4.489% due 06/15/2008 (a)		600	601
Bank One Issuance Trust
4.419% due 10/15/2008 (a)		1,000	1,001
Bear Stearns Asset-Backed Securities, Inc.
4.549% due 12/25/2042 (a)		410	410
4.829% due 03/25/2043 (a)		16	16
Centex Home Equity Co. LLC
4.469% due 06/25/2035 (a)		243	244
Chase Funding Loan Acquisition Trust
4.529% due 09/25/2025 (a)		16	16
4.709% due 01/25/2033 (a)		56	56
CIT Group Home Equity Loan Trust
4.669% due 03/25/2033 (a)		20	20
Citigroup Mortgage Loan Trust, Inc.
4.469% due 05/25/2035 (a)		633	634
4.489% due 09/25/2035 (a)		2,502	2,503
Countrywide Asset-Backed Certificates
4.619% due 12/25/2031 (a)		8	8
4.469% due 07/25/2035 (a)		182	182
4.459% due 10/25/2035 (a)		3,157	3,160
4.479% due 01/25/2036 (a)		89	89
CS First Boston Mortgage Securities Corp.
4.689% due 01/25/2032 (a)		5	5
Equifirst Mortgage Loan Trust
4.479% due 01/25/2034 (a)		95	95
FBR Securitization Trust
4.499% due 10/25/2035 (a)		750	750
4.499% due 12/25/2035 (a)		2,000	2,000
Fieldstone Mortgage Investment Corp.
4.669% due 01/25/2035 (a)		68	68
Finance America Mortgage Loan Trust
4.549% due 06/25/2034 (a)		37	37
First Franklin Mortgage Loan Trust Asset-Backed Certificates
4.739% due 03/25/2034 (a)		71	71
4.529% due 01/25/2035 (a)		212	213
First NLC Trust
4.489% due 12/25/2035 (a)		1,584	1,585
4.490% due 02/25/2036 (a)		1,700	1,700
Fremont Home Loan Trust
4.489% due 02/25/2035 (a)		7	7
4.460% due 01/25/2036 (a)		1,800	1,803
GE-WMC Mortgage Securities LLC
4.470% due 01/25/2036 (a)		1,400	1,398
GSAMP Trust
4.669% due 03/25/2034 (a)		99	99
4.479% due 03/25/2035 (a)		687	688
4.489% due 09/25/2035 (a)		178	178
4.489% due 01/25/2036 (a)		700	700
HFC Home Equity Loan Asset-Backed Certificates
4.720% due 09/20/2033 (a)		1,635	1,641
Home Equity Asset Trust
4.529% due 08/25/2034 (a)		11	11
4.489% due 02/25/2036 (a)		96	96
Home Equity Mortgage Trust
4.499% due 07/25/2035 (a)		2,010	2,011
4.489% due 02/25/2036 (a)		894	894
Household Mortgage Loan Trust
4.670% due 05/20/2032 (a)		97	97
4.720% due 02/20/2033 (a)		764	765
Indymac Residential Asset-Backed Trust
4.630% due 03/25/2036 (a)		900	900
Irwin Home Equity Loan Trust
4.899% due 06/25/2028 (a)		5	5
Long Beach Mortgage Loan Trust
4.511% due 06/25/2033 (a)		4	4
4.699% due 07/25/2033 (a)		11	11
4.559% due 10/25/2034 (a)		318	318
4.579% due 11/25/2034 (a)		226	226
4.499% due 09/25/2035 (a)		86	86
Merrill Lynch Mortgage Investors, Inc.
4.479% due 06/25/2036 (a)		658	658
4.536% due 06/25/2036 (a)		400	400
Morgan Stanley Asset-Backed Securities Capital I, Inc.
4.509% due 12/25/2034 (a)		9	9
Morgan Stanley Dean Witter Capital I, Inc.
4.709% due 07/25/2032 (a)		1	1
Morgan Stanley Home Equity Loans
4.499% due 01/25/2035 (a)		441	441
New Century Home Equity Loan Trust
4.489% due 09/25/2035 (a)		163	163
Novastar Home Equity Loan
4.939% due 01/25/2031 (a)		2	2
Option One Mortgage Loan Trust
4.479% due 11/25/2035 (a)		369	370
Park Place Securities, Inc.
4.351% due 02/25/2035 (a)		23	23
4.489% due 08/25/2035 (a)		81	82
Quest Trust
4.559% due 03/25/2035 (a)		117	117
Renaissance Home Equity Loan Trust
4.729% due 08/25/2032 (a)		8	8
4.879% due 12/25/2033 (a)		1,908	1,921
4.539% due 05/25/2034 (a)		2	2
Residential Asset Mortgage Products, Inc.
4.539% due 09/25/2013 (a)		114	115
4.479% due 04/25/2025 (a)		2	2
4.479% due 12/25/2025 (a)		1,604	1,605
4.519% due 04/25/2026 (a)		37	37
4.719% due 09/25/2033 (a)		45	45
4.709% due 12/25/2033 (a)		19	19
Residential Asset Securities Corp.
4.549% due 10/25/2013 (a)		1,043	1,044
4.649% due 04/25/2032 (a)		55	56
4.629% due 07/25/2032 (a)		53	53
4.450% due 01/25/2036 (a)		500	500
SACO I, Inc.
4.147% due 07/25/2035 (a)		237	237
Saxon Asset Securities Trust
4.639% due 08/25/2032 (a)		3	3
4.491% due 06/25/2033 (a)		7	7
SG Mortgage Securities Trust
4.479% due 09/25/2035 (a)		700	700
Soundview Home Equity Loan Trust
4.190% due 05/25/2035 (a)		1,705	1,706
4.479% due 12/25/2035 (a)		700	700
Specialty Underwriting & Residential Finance
4.709% due 06/25/2034 (a)		4	4
Structured Asset Securities Corp.
4.779% due 05/25/2034 (a)		71	72

			51,394

Corporate Bonds & Notes 7.0%
AOL Time Warner, Inc.
6.125% due 04/15/2006		3,700	3,711
ASIF Global Financing
4.342% due 08/11/2006 (a)		2,700	2,701
AT&T, Inc.
4.520% due 11/14/2008 (a)		1,000	1,002
Atlantic & Western Re Ltd.
10.500% due 01/09/2007 (a)		3,300	3,301
BellSouth Corp.
4.258% due 04/26/2021 (a)		1,100	1,099
Bombardier Capital, Inc.
7.090% due 03/30/2007 (k)		600	604
Caesars Entertainment, Inc.
9.375% due 02/15/2007		1,500	1,566
CIT Group, Inc.
4.590% due 05/23/2008 (a)		3,500	3,513
CMS Energy Corp.
8.900% due 07/15/2008		600	644
Countrywide Home Loans, Inc.
5.500% due 08/01/2006		2,400	2,410
DaimlerChrysler N.A. Holding Corp.
7.250% due 01/18/2006		7,300	7,306
4.960% due 09/10/2007 (a)		400	401
Delhaize America, Inc.
7.375% due 04/15/2006		400	404
Dominion Resources, Inc.
4.819% due 09/28/2007 (a)		700	701
Ford Motor Credit Co.
6.500% due 02/15/2006		5,825	5,798
5.290% due 11/16/2006 (a)		700	680
5.450% due 03/21/2007 (a)		400	381
Fort James Corp.
6.875% due 09/15/2007		900	928
General Electric Capital Corp.
4.500% due 12/12/2008 (a)		2,500	2,501
General Motors Acceptance Corp.
5.243% due 05/18/2006 (a)		125	123
5.050% due 01/16/2007 (a)		3,275	3,112
Harrah’s Operating Co., Inc.
4.900% due 02/08/2008 (a)		2,400	2,404
HCA, Inc.
7.125% due 06/01/2006		1,900	1,925
7.000% due 07/01/2007		1,500	1,538
HJ Heinz Co.
6.189% due 12/01/2020		6,400	6,579
HSBC Finance Corp.
6.538% due 11/13/2007		2,500	2,574
MCI, Inc.
6.688% due 05/01/2009		3,200	3,312
Mirage Resorts, Inc.
7.250% due 10/15/2006		425	433
Mizuho JGB Investment LLC
9.870% due 12/31/2049 (a)		1,600	1,770
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (a)		1,200	1,298
Morgan Stanley Dean Witter & Co.
4.284% due 01/18/2008 (a)		900	901
Pioneer 2002 Ltd.
10.491% due 06/15/2006 (a)		1,000	1,017
Raychem Corp.
7.200% due 10/15/2008		200	209
Royal Bank of Scotland Group PLC
4.500% due 12/21/2007 (a)		3,500	3,501
Sprint Capital Corp.
7.125% due 01/30/2006		1,300	1,302
TCI Communications, Inc.
6.875% due 02/15/2006		2,400	2,405
Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049 (a)		1,900	2,101
Toyota Motor Credit Corp.
4.302% due 10/12/2007 (a)		6,800	6,802
Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008		500	508
5.430% due 04/15/2008 (a)		1,000	1,012
TXU Energy Co. LLC
4.920% due 01/17/2006 (a)		1,000	1,000

			85,477

Mortgage-Backed Securities 4.9%
American Home Mortgage Investment Trust
4.290% due 10/25/2034 (a)		2,108	2,061
Banc of America Large Loan
4.569% due 11/15/2015 (a)		48	48
Bank of America Mortgage Securities
5.000% due 05/25/2034		4,024	3,967
Bear Stearns Adjustable Rate Mortgage Trust
4.629% due 07/25/2034 (a)		22	23
Countrywide Alternative Loan Trust
4.589% due 05/25/2035 (a)		4,347	4,297
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 11/20/2025 (a)		3,180	3,161
4.709% due 02/25/2035 (a)		573	574
4.719% due 02/25/2035 (a)		781	780
4.699% due 03/25/2035 (a)		6,686	6,698
4.669% due 04/25/2035 (a)		1,173	1,175
4.659% due 08/25/2034 (a)		32	32
Credit-Based Asset Servicing & Securitization LLC
4.699% due 06/25/2032 (a)		54	54
CS First Boston Mortgage Securities Corp.
4.589% due 11/15/2019 (a)		2,580	2,584
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		2,582	2,568
Greenpoint Mortgage Funding Trust
4.649% due 11/25/2045 (a)		676	675
4.599% due 05/25/2045 (a)		2,947	2,943
GSR Mortgage Loan Trust
4.541% due 09/25/2035 (a)		1,321	1,301
Harborview Mortgage Loan Trust
4.740% due 02/19/2034 (a)		85	85
4.590% due 05/19/2035 (a)		5,387	5,364
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		390	391
MASTR Asset Securitization Trust
5.500% due 11/25/2017		651	644
Mellon Residential Funding Corp.
4.809% due 12/15/2030 (a)		37	37
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035 (a)		862	856
SACO I, Inc.
4.529% due 02/25/2028 (a)		292	293
Sequoia Mortgage Trust
4.670% due 08/20/2032 (a)		111	111
Structured Asset Mortgage Investments, Inc.
4.609% due 06/19/2035 (a)		3,147	3,137
Structured Asset Securities Corp.
4.499% due 03/25/2035 (a)		943	944
Washington Mutual Mortgage Securities Corp.
4.649% due 12/25/2027 (a)		420	420
4.689% due 12/25/2044 (a)		1,643	1,645
4.699% due 12/25/2044 (a)		1,283	1,281
4.726% due 06/25/2042 (a)		1,699	1,705
4.563% due 08/25/2042 (a)		43	42
Washington Mutual, Inc.
4.639% due 12/25/2045 (a)		1,286	1,291
4.609% due 04/25/2045 (a)		9,085	9,061

			60,248

Municipal Bonds & Notes 0.7%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		1,000	1,006
Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035		1,700	1,932
New York, New York Water & Sewer System Revenue Bonds, Series 2004-C
5.000% due 06/15/2035		2,000	2,075
Tacoma, Washington Water Supply System Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 12/01/2032		2,000	2,065
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
4.000% due 06/01/2013		850	846
5.625% due 06/01/2037		1,350	1,360

			9,284

		Shares
Preferred Stock 0.1%
Fannie Mae
7.000% due 12/31/2049 (a)		13,697	750

	Principal Amount (000s)
U.S. Government Agencies 39.7%
Fannie Mae
3.500% due 03/25/2009		$92	92
3.718% due 05/28/2035 (a)		575	576
4.195% due 11/01/2034 (a)		9,308	9,206
4.204% due 04/26/2035 (a)		5,958	5,960
4.469% due 09/25/2035 (a)		400	400
4.499% due 03/25/2034 (a)		153	153
4.529% due 08/25/2034 (a)		193	192
4.541% due 05/25/2034 (a)		17	17
4.629% due 08/25/2030 (a)		85	85
4.779% due 06/25/2029 (a)		58	58
4.985% due 12/01/2034 (a)		440	441
5.000% due 11/25/2032		4,000	3,791
5.500% due 10/01/2028 - 01/12/2036 (b)		453,352	449,723
6.000% due 04/25/2043 - 07/25/2044 (b)		3,878	3,928
6.500% due 06/25/2044		118	122
Freddie Mac
4.407% due 09/01/2035 (a)		587	580
4.500% due 06/01/2035		244	230
4.509% due 08/25/2031 (a)		167	168
4.719% due 12/15/2030 (a)		868	871
5.000% due 06/15/2013 - 12/15/2031 (b)		3,280	3,188
Government National Mortgage Association
6.000% due 08/20/2034		3,791	3,878
Small Business Administration
4.625% due 02/01/2025		1,172	1,144
4.754% due 08/01/2014		95	93
5.110% due 04/25/2025		2,456	2,466

			487,362

U.S. Treasury Obligations 4.5%
Treasury Inflation Protected Securities (c)
2.000% due 01/15/2014		3,935	3,914
1.875% due 07/15/2015		10,241	10,074
U.S. Treasury Bonds
8.875% due 02/15/2019		15,600	22,189
8.125% due 08/15/2019		2,300	3,121
8.125% due 05/15/2021		11,800	16,340

			55,638

Total United States (Cost $756,309)			750,153

	# of Contracts
PURCHASED CALL OPTIONS 0.1%
90-Day Eurodollar June Futures (CME)
Strike @ $95.000 Exp. 06/19/2006		310	172
90-Day Eurodollar March Futures (CME)
Strike @ $95.250 Exp. 03/13/2006		1,538	221
	Notional Amount (000s)
2-Year Interest Rate Swap (OTC)
Strike @ 4.500%*** Exp. 04/04/2006		$32,500	18
Strike @ 4.500%*** Exp. 04/06/2006		30,300	18
Strike @ 4.750%*** Exp. 05/02/2006		62,800	141
Strike @ 4.750%*** Exp. 08/07/2006		90,700	336
Strike @ 4.500%*** Exp. 10/04/2006		34,800	89
Strike @ 4.250%*** Exp. 10/11/2006		30,300	43
Strike @ 4.250%*** Exp. 10/12/2006		23,200	33
Strike @ 4.250%*** Exp. 10/24/2006		95,700	147
Strike @ 4.250%*** Exp. 10/25/2006		14,000	22
30-Year Interest Rate Swap (OTC)
Strike @ 4.500%*** Exp. 06/02/2006		2,000	9

Total Purchased Call Options (Cost $1,947)			1,249

PURCHASED PUT OPTIONS 0.0%
Spain Government Bond (OTC)
4.400% due 01/31/2015
Strike @ $99.500 Exp. 02/21/2006		$42,000	0
	# of Contracts
90-Day Eurodollar June Futures (CME)
Strike @ $95.000 Exp. 06/19/2006		790	138
90-Day Eurodollar March Futures (CME)
Strike @ $95.125 Exp. 03/13/2006		560	31
Strike @ $92.750 Exp. 03/13/2006		400	3
Strike @ $94.375 Exp. 03/13/2006		215	1
90-Day Eurodollar September Futures (CME)
Strike @ $92.750 Exp. 09/18/2006		845	5
U.S. Treasury Bond 30-Year Futures (CBOT)
Strike @ $99.000 Exp. 02/24/2006		173	3
U.S. Treasury Note 10-Year Futures (CBOT)
Strike @ $100.000 Exp. 02/24/2006		299	5

Total Purchased Put Options (Cost $201)			186

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS (h) 5.2%
Commercial Paper 0.4%
Bank of England
1.010% due 01/12/2006	EC	35,460	41,959
Carolina Power & Light Co.
4.560% due 04/21/2006		$1,100	1,085
Florida Power Corp
4.560% due 04/24/2006		1,100	1,084
4.630% due 04/28/2006		1,600	493
Sumitomo Corp. of America
4.450% due 04/28/2006		800	788
4.450% due 05/01/2006		2,400	1,576

			46,985

Repurchase Agreements 2.2%
Credit Suisse First Boston
3.250% due 01/03/2006		25,000	25,000
(Dated 12/30/2005. Collateralized by U.S. Treasury Bills 3.950% due 03/09/2006 valued at $25,509. Repurchase proceeds are $25,009.)
State Street Bank
3.900% due 01/03/2006		2,612	2,612
(Dated 12/30/2005. Collateralized by Fannie Mae 2.350% due 07/28/2006 valued at $2,667. Repurchase proceeds are $2,613.)

			27,612

U.S. Treasury Bills 2.5%
3.848% due 03/02/2006-03/16/2006 (b)(d)(j)		31,895	31,616

Total Short-Term Instruments (Cost $107,073)			106,213

Total Investments (i) (Cost $1,658,954)		133.5%	$1,639,117
Written Options (f) (Premiums $2,290)		(0.1%)	(1,675)
Other Assets and Liabilities (Net)		(33.4%)	(409,929)

Net Assets		100.0%	$1,227,513

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $6,042 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar Futures	Short	03/2006	100	$43
90-Day Eurodollar Futures	Long	09/2006	1,439	(22)
Euro-Bobl 5-Year Note Futures	Long	03/2006	23	(1)
Euro-Bund 10-Year Note Futures	Long	03/2006	213	180
Euro-Bund 10-Year Note Futures Put Options Strike @ EC112.000	Long	03/2006	610	0
Euro-Bund 10-Year Note Futures Put Options Strike @ EC119.000	Long	03/2006	104	(51)
Japan Government Bond 10-Year Bond Futures	Long	03/2006	160	649
U.S. Treasury 5-Year Note Futures	Long	03/2006	65	32
U.S. Treasury 10-Year Note Futures	Long	03/2006	42	49
U.S. Treasury 30-Year Bond Futures	Long	03/2006	173	356

				$1,235

(e) Swap agreements outstanding on December 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	12/15/2010	A$	60,000	$(311)
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	12/15/2015		34,200	226
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010	BP	37,800	1,036
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		14,600	108
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		7,500	(363)
Citibank N.A.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		3,500	155
Goldman Sachs & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		7,300	216
HSBC Bank USA	6-month BP-LIBOR	Pay	5.000%	09/15/2010		39,600	(377)
HSBC Bank USA	6-month BP-LIBOR	Pay	5.000%	09/15/2015		4,800	131
HSBC Bank USA	6-month BP-LIBOR	Receive	5.000%	06/18/2034		2,100	(138)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		5,600	53
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		17,200	16
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	06/18/2034		2,400	(94)
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		5,900	(6)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		20,300	219
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Receive	5.000%	06/18/2034		8,000	(173)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		8,200	365
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		6,700	237
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		500	(24)
Bank of America	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014	C$	400	(6)
HSBC Bank USA	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		5,000	(14)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		6,000	(177)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		1,100	20
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		15,000	(424)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	200	0
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		15,000	103
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		10,000	54
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	06/16/2014		1,120	(47)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		10,700	(46)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		104,700	(3,671)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		400	4
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		3,300	18
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		9,800	(60)
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		46,700	417
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		200	2
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		8,900	42
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		44,600	691
UBS Warburg LLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		500	3
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		17,300	113
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	06/18/2034		2,600	402
Barclays Bank PLC	6-month JY-LIBOR	Receive	1.500%	06/15/2015	JY	1,255,000	(98)
Merrill Lynch & Co., Inc.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		1,530,000	1
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		1,110,000	101
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		130,000	(55)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	12/20/2013		1,300,000	(113)
Bank of America	3-month USD-LIBOR	Pay	3.000%	06/15/2006		$78,000	(25)
Bank of America	3-month USD-LIBOR	Pay	4.000%	06/21/2007		141,500	(892)
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2016		9,100	(83)
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2011		16,800	(82)
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2013		1,500	(11)
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016		7,900	(105)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008		18,600	15
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2011		67,200	(318)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		153,600	(1,938)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	3.000%	06/15/2006		176,700	(365)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2011		9,800	(48)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2013		110,800	(796)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.500%	12/16/2014		5,000	25
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		30,400	(405)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.500%	12/16/2014		8,400	54
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		7,000	(93)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2011		6,900	(34)
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.500%	12/16/2014		4,900	55
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016		38,000	(510)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2026		2,000	(50)

							$(7,070)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.900%	09/20/2010	$500	$7
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	900	(19)
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	9,920	34
Credit Suisse First Boston	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.940%	09/20/2010	500	8
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	06/20/2006	500	2
Goldman Sachs & Co.	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.990%	09/20/2010	500	10
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	1,984	9
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	1,300	(27)
Morgan Stanley Dean Witter & Co.	Republic of Turkey 11.875% due 01/15/2030	Buy	(2.700%)	09/20/2010	2,200	(137)

						$(113)

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(f) Written options outstanding on December 31, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CME Eurodollar 1-Year Mid-Curve June Futures	$95.250	06/16/2006	310	$197	$186
Call - CME Eurodollar 1-Year Mid-Curve March Futures	95.500	03/10/2006	1,538	341	240
Put - CBOT U.S. Treasury 10-Year Note March Futures	107.000	02/24/2006	201	82	31
Put - CME Eurodollar 1-Year Mid-Curve June Futures	94.750	06/16/2006	790	120	109
Put - CME Eurodollar 1-Year Mid-Curve March Futures	94.875	03/10/2006	560	47	46

				$787	$612

Name of Issuer	Counterparty	Exercise Rate		Expiration Date		Notional Amount	Premium	Value
Put - OTC 28-Year Interest Rate Swap	Deutsche Bank AG	4.500	%*	03/15/2006	BP	3,100	$33	$11
Call - OTC 30-Year Interest Rate Swap	Deutsche Bank AG	4.150	%**	03/15/2006		3,100	33	61
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	4.540	%***	04/04/2006		$6,000	44	10
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	4.540	%***	10/04/2006		9,000	106	62
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.540	%***	04/06/2006		13,000	98	26
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.780	%***	08/07/2006		39,000	318	369
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.300	%***	10/11/2006		13,000	97	52
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.320	%***	10/25/2006		6,000	42	27
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.300	%***	10/12/2006		10,000	73	40
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	4.540	%***	04/04/2006		8,000	60	16
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.540	%***	10/04/2006		6,000	72	41
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	4.780	%***	05/02/2006		27,000	166	168
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	4.310	%***	10/24/2006		41,000	301	178
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%***	06/02/2006		5,000	60	2

							$1,503	$1,063

*	The Fund will pay a floating rate based on 6-month BP-LIBOR.

**	The Fund will receive a floating rate based on 6-month BP-LIBOR.

***	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(g) Short sales open on December 31, 2005 were as follows:

Type	Coupon	Maturity Date		Principal Amount	Proceeds	Value	à
France Government Bond	4.000%	10/25/2014	EC	31,000	38,812	39,071
Freddie Mac	4.500%	01/12/2036		$500	467	470
U.S. Treasury Note	3.000%	02/15/2009		100	96	97
U.S. Treasury Note	3.375%	09/15/2009		300	289	294

					$39,664	$39,932

à	Market value includes $322 of interest payable on short sales.

(h) Forward foreign currency contracts outstanding on December 31, 2005:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	A$	19,574	01/2006	$0	$(166)	$(166)
Buy	BP	54,308	01/2006	204	0	204
Sell		2,880	01/2006	110	0	110
Buy	BR	2,469	02/2006	23	(14)	9
Buy	C$	43,342	01/2006	852	0	852
Sell		184	01/2006	0	(2)	(2)
Buy	CP	478,223	02/2006	37	0	37
Buy	DK	92,534	03/2006	127	0	127
Buy	EC	414,406	01/2006	3,742	(74)	3,668
Sell		195,325	01/2006	605	(25)	580
Sell		8,682	02/2006	1	(16)	(15)
Buy	IR	11,688,300	01/2006	105	0	105
Sell		11,688,300	01/2006	0	(2)	(2)
Buy	JY	47,088,355	01/2006	2,211	(11)	2,200
Sell		3,838,897	01/2006	21	(480)	(459)
Buy	KW	1,976,053	02/2006	6	0	6
Buy	PN	489	02/2006	0	(2)	(2)
Buy		2,326	03/2006	0	(27)	(27)
Buy	PZ	6,185	02/2006	33	0	33
Buy	RP	5,481	02/2006	2	0	2
Buy		1,306	03/2006	0	0	0
Buy	S$	758	02/2006	3	(4)	(1)
Buy		217	03/2006	1	0	1
Buy	SK	112,672	03/2006	177	0	177
Buy	SR	8,983	02/2006	43	0	43
Buy	T$	15,366	02/2006	3	(13)	(10)
Buy		25,793	03/2006	4	0	4

				$8,310	$(836)	$7,474

(i) As of December 31, 2005, portfolio securities with an aggregate market value of $22,456 were valued with reference to securities whose prices are more readily obtainable.

(j) Securities with an aggregate market value of $24,037 have been pledged as collateral for swap and swaption contracts on December 31, 2005.

(k) Restricted security as of December 31, 2005:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	04/30/2004	$609	$604	0.05%

Schedule of Investments

Fundamental IndexPLUS Fund

December 31, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 14.1%
Banking & Finance 8.8%
American Express Credit Corp.
4.380% due 12/12/2007 (a)		$100	$100
BAE Systems Holdings, Inc.
4.740% due 08/15/2008 (a)		100	100
CIT Group, Inc.
5.000% due 11/24/2008		100	100
Citigroup, Inc.
4.559% due 12/26/2008 (a)		200	200
Eli Lilly Services, Inc.
4.530% due 09/12/2008 (a)		400	401
Export-Import Bank of Korea
4.580% due 11/16/2010 (a)		500	500
Ford Motor Credit Co.
6.875% due 02/01/2006		500	499
6.500% due 01/25/2007		100	96
4.680% due 03/13/2007 (a)		200	187
5.450% due 03/21/2007 (a)		100	95
5.349% due 09/28/2007 (a)		300	278
Gazprom
9.625% due 03/01/2013		10	12
General Motors Acceptance Corp.
6.125% due 09/15/2006		200	194
5.654% due 09/23/2008 (a)		400	362
Goldman Sachs Group, Inc.
4.400% due 11/10/2008 (a)		200	200
4.591% due 12/22/2008 (a)		200	200
HSBC Finance Corp.
6.538% due 11/13/2007		500	515
4.621% due 09/15/2008 (a)		100	100
John Deere Capital Corp.
4.599% due 06/28/2006 (a)		100	100
Korea Development Bank
4.652% due 11/22/2012 (a)		100	100
Lehman Brothers Holdings, Inc.
4.284% due 10/22/2008 (a)		500	501
NiSource Finance Corp.
4.950% due 11/23/2009 (a)		200	201
Royal Bank of Scotland Group PLC
4.500% due 12/21/2007 (a)		200	200
Santander U.S. Debt S.A.
4.510% due 09/21/2007 (a)		200	200
Wachovia Corp.
4.280% due 10/28/2008 (a)		100	100

			5,541

Industrials 1.2%
DaimlerChrysler N.A. Holding Corp.
4.960% due 09/10/2007 (a)		200	201
HCA, Inc.
7.250% due 05/20/2008		20	21
Pemex Project Funding Master Trust
5.010% due 12/03/2012 (a)		200	200
7.375% due 12/15/2014		100	111
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007		200	205

			738

Utilities 4.1%
AT&T Wireless Services, Inc.
7.350% due 03/01/2006		10	10
AT&T, Inc.
4.542% due 11/14/2008 (a)		100	100
BellSouth Corp.
4.258% due 04/26/2021 (a)		250	250
Dominion Resources, Inc.
4.819% due 09/28/2007 (a)		100	100
Entergy Gulf States, Inc.
5.207% due 12/08/2008 (a)		200	200
Florida Power Corp.
4.880% due 11/14/2008 (a)		100	100
NiSource, Inc.
3.628% due 11/01/2006		100	99
Progress Energy, Inc.
6.750% due 03/01/2006		173	174
Public Service Enterprise Group, Inc.
4.875% due 09/21/2008 (a)		100	100
Sierra Pacific Power Co.
8.000% due 06/01/2008		400	420
Sprint Capital Corp.
7.125% due 01/30/2006		400	401
Transcontinental Gas Pipe Line Corp.
5.430% due 04/15/2008 (a)		200	202
Williams Cos., Inc.
5.935% due 02/16/2007		400	398

			2,554

Total Corporate Bonds & Notes (Cost $8,885)			8,833

U.S. GOVERNMENT AGENCIES 18.2%
Fannie Mae
1.499% due 11/01/2035 (a)		100	100
3.719% due 07/01/2034 (a)		69	68
4.396% due 10/01/2034 (a)		64	63
4.398% due 11/01/2034 (a)		149	148
4.421% due 07/01/2034 (a)		97	96
4.429% due 09/25/2035 (a)		159	159
4.438% due 05/25/2031 (a)		242	243
4.470% due 01/25/2021 (a)		2,121	2,121
4.503% due 05/01/2035 (a)		175	172
4.516% due 07/01/2035 (a)		454	451
4.533% due 05/01/2035 (a)		154	153
4.544% due 09/25/2042 (a)		231	232
4.577% due 09/01/2035 (a)		187	186
4.599% due 11/01/2035 (a)		295	294
4.615% due 09/01/2035 (a)		577	573
4.725% due 12/01/2033 (a)		206	204
5.000% due 09/01/2020		975	965
5.008% due 06/01/2035 (a)		562	563
5.500% due 01/12/2036		1,500	1,485
Freddie Mac
3.500% due 01/15/2017		500	496
4.363% due 02/25/2045 (a)		265	267
4.406% due 09/01/2035 (a)		294	290
4.509% due 08/25/2031 (a)		94	95
4.559% due 09/01/2035 (a)		499	495
4.719% due 12/15/2030 (a)		67	67
4.723% due 08/01/2035 (a)		484	479
4.769% due 06/15/2018 (a)		44	44
5.000% due 04/15/2012 - 07/15/2024 (b)		761	761
Government National Mortgage Association
4.000% due 07/16/2027		69	68

Total U.S. Government Agencies (Cost $11,352)			11,338

MORTGAGE-BACKED SECURITIES 5.6%
Bear Stearns Adjustable Rate Mortgage Trust
4.799% due 11/25/2035 (a)		480	476
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035 (a)		100	99
Countrywide Alternative Loan Trust
4.500% due 06/25/2035		545	539
4.650% due 02/25/2036 (a)		600	600
FBR Securitization Trust
4.519% due 09/25/2035 (a)		164	164
GMAC Mortgage Corp Loan Trust
5.033% due 11/19/2035 (a)		96	96
Greenpoint Mortgage Funding Trust
4.465% due 11/25/2045 (a)		97	96
Mellon Residential Funding Corp.
4.809% due 12/15/2030 (a)		634	635
SACO I, Inc.
4.489% due 09/25/2033 (a)		85	85
Structured Adjustable Rate Mortgage Loan Trust
4.579% due 06/25/2034 (a)		36	36
4.479% due 04/25/2035 (a)		25	25
Structured Asset Mortgage Investments, Inc.
4.659% due 02/25/2035 (a)		100	100
Structured Asset Securities Corp.
4.479% due 08/25/2035 (a)		76	76
Washington Mutual, Inc.
4.540% due 11/25/2034 (a)		174	174
4.359% due 05/25/2041 (a)		86	88
4.669% due 10/25/2045 (a)		98	98
4.640% due 12/26/2045 (a)		100	100

Total Mortgage-Backed Securities (Cost $3,488)			3,487

ASSET-BACKED SECURITIES 16.0%
AAA Trust
4.291% due 11/26/2035 (a)		114	115
ACE Securities Corp.
4.489% due 10/25/2035 (a)		365	366
Ameriquest Mortgage Securities, Inc.
4.489% due 10/25/2035 (a)		83	83
Argent Securities, Inc.
4.499% due 10/25/2035 (a)		87	88
4.519% due 12/25/2035 (a)		386	387
Asset-Backed Funding Certificates
4.499% due 06/25/2035 (a)		254	254
4.489% due 08/25/2035 (a)		301	301
Asset-Backed Securities Corp. Home Equity Loan Trust
4.489% due 02/25/2035 (a)		25	25
4.459% due 03/25/2035 (a)		32	32
4.291% due 07/25/2035 (a)		61	61
Bear Stearns Asset-Backed Securities, Inc.
4.589% due 01/25/2029 (a)		55	55
4.579% due 09/25/2034 (a)		46	46
Chase Credit Card Master Trust
4.509% due 06/16/2008 (a)		300	300
Chase Manhattan Auto Owner Trust
4.730% due 03/15/2008		300	300
Citigroup Mortgage Loan Trust, Inc.
4.479% due 07/25/2035 (a)		75	75
4.489% due 09/25/2035 (a)		167	167
Countrywide Asset-Backed Certificates
4.361% due 12/25/2035 (a)		173	173
4.479% due 01/25/2036 (a)		89	89
FBR Securitization Trust
4.499% due 09/25/2035 (a)		381	381
4.489% due 10/25/2035 (a)		277	277
First Franklin Mortgage Loan Trust Asset-Backed Certificates
4.489% due 03/25/2025 (a)		116	116
First NLC Trust
4.489% due 12/25/2035 (a)		93	93
First USA Credit Card Master Trust
4.520% due 09/19/2008 (a)		300	300
4.560% due 10/20/2008 (a)		200	200
Ford Credit Auto Owner Trust
4.240% due 03/15/2008		200	199
Fremont Home Loan Trust
4.460% due 01/25/2036 (a)		100	100
GSAMP Trust
4.489% due 09/25/2035 (a)		446	446
4.489% due 01/25/2036 (a)		97	97
GSR Mortgage Loan Trust
4.470% due 12/25/2030 (a)		100	100
Home Equity Mortgage Trust
4.489% due 02/25/2036 (a)		179	179
Indymac Residential Asset-Backed Trust
4.630% due 03/25/2036 (a)		100	100
Long Beach Mortgage Loan Trust
4.579% due 11/25/2034 (a)		207	207
4.499% due 09/25/2035 (a)		171	171
Merrill Lynch Mortgage Investors, Inc.
4.469% due 12/25/2035 (a)		133	133
Morgan Stanley Asset-Backed Securities Capital I, Inc.
4.559% due 05/25/2034 (a)		87	87
New Century Home Equity Loan Trust
4.489% due 09/25/2035 (a)		163	163
Nissan Auto Receivables Owner Trust
4.140% due 01/15/2008		100	100
Option One Mortgage Loan Trust
4.479% due 08/25/2035 (a)		135	135
4.479% due 11/25/2035 (a)		277	277
Park Place Securities, Inc.
4.489% due 03/25/2035 (a)		158	158
4.489% due 08/25/2035 (a)		81	82
People’s Choice Home Loan Securities Trust
4.489% due 05/25/2035 (a)		180	181
Quest Trust
4.459% due 10/25/2035 (a)		82	82
Renaissance Home Equity Loan Trust
4.529% due 10/25/2035 (a)		93	93
Residential Asset Mortgage Products, Inc.
4.489% due 10/25/2025 (a)		189	189
4.479% due 03/25/2035 (a)		276	276
4.489% due 10/25/2035 (a)		172	172
Residential Asset Securities Corp.
4.301% due 09/25/2035 (a)		92	92
Residential Funding Mortgage Securities II, Inc.
4.519% due 05/25/2015 (a)		188	188
SACO I, Inc.
4.489% due 07/25/2035 (a)		79	79
4.489% due 09/25/2035 (a)		186	186
Securitized Asset-Backed Receivables LLC Trust
4.469% due 03/25/2035 (a)		68	69
SLM Student Loan Trust
4.541% due 03/15/2013 (a)		41	41
4.220% due 07/25/2013 (a)		172	172
4.210% due 01/26/2015 (a)		181	181
Soundview Home Equity Loan Trust
4.489% due 05/25/2035 (a)		79	79
4.479% due 07/25/2035 (a)		49	49
4.489% due 11/25/2035 (a)		186	186
4.479% due 12/25/2035 (a)		98	98
Structured Asset Investment Loan Trust
4.559% due 12/25/2013 (a)		73	73
Structured Asset Securities Corp.
4.509% due 12/25/2035 (a)		291	291
Wachovia Auto Owner Trust
4.820% due 02/20/2009		200	200

Total Asset-Backed Securities (Cost $9,991)			9,995

SOVEREIGN ISSUES 1.4%
Brazilian Government International Bond
8.000% due 01/15/2018		400	433
Panama Government International Bond
9.375% due 07/23/2012		100	117
Peru Government International Bond
9.125% due 02/21/2012		100	115
Russia Government International Bond
5.000% due 03/31/2030 (a)		200	226

Total Sovereign Issues (Cost $865)			891

		Notional Amount (000s)
PURCHASED CALL OPTIONS (g) 0.1%
1-Year Interest Rate Swap (OTC)
Strike @ 4.800%* Exp. 02/01/2006		800	0
2-Year Interest Rate Swap (OTC)
Strike @ 4.500%* Exp. 04/04/2006		2,000	1
Strike @ 4.750%* Exp. 05/02/2006		2,000	5
Strike @ 4.650%*** Exp. 06/12/2006	BP	300	2
Strike @ 4.500%* Exp. 10/04/2006		$1,200	3
Strike @ 4.250%* Exp. 10/12/2006		2,000	3
Strike @ 4.500%* Exp. 10/18/2006		2,000	6
Strike @ 4.800%* Exp. 12/22/2006		2,000	12

Total Purchased Call Options (Cost $45)			32

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS (g) 46.7%
Commercial Paper 42.5%
Anz (Delaware), Inc.
4.065% due 01/19/2006		600	599
4.270% due 02/22/2006		1,200	1,193
ASB Bank Ltd.
4.070% due 01/17/2006		1,400	1,398
Barclays U.S. Funding Corp.
4.055% due 02/06/2006		1,500	1,494
BNP Paribas Finance
4.340% due 03/02/2006		1,700	1,688
Carolina Power & Light Co.
4.560% due 04/21/2006		100	99
CBA (de) Finance
4.260% due 02/21/2006		400	398
Danske Corp.
4.260% due 01/09/2006		800	799
Dexia Delaware LLC
4.160% due 02/01/2006		400	399
4.375% due 03/13/2006		1,400	1,388
DnB NORBank ASA
4.060% due 01/19/2006		400	399
4.225% due 02/16/2006		1,300	1,293
Fannie Mae
4.240% due 03/15/2006		700	694
Florida Power Corp.
4.560% due 04/24/2006		100	99
4.630% due 04/28/2006		200	197
ForeningsSparbanken AB
4.055% due 01/18/2006		400	399
Freddie Mac
3.655% due 02/28/2006		200	199
4.160% due 02/28/2006		500	497
4.354% due 05/16/2006		1,200	1,180
General Electric Capital Corp.
4.120% due 01/24/2006		1,500	1,496
HBOS Treasury Services PLC
4.175% due 02/06/2006		400	398
4.220% due 02/10/2006		800	796
Nordea North America, Inc.
4.085% due 01/20/2006		300	299
4.250% due 02/14/2006		1,400	1,393
San Paolo U.S. Holding Company, Inc.
4.135% due 02/24/2006		1,500	1,491
Skandinaviska Enskilda Banken AB
3.985% due 01/05/2006		400	400
Societe Generale N.A.
4.060% due 01/17/2006		400	399
4.340% due 03/06/2006		600	595
Spintab AB
4.300% due 02/24/2006		1,400	1,391
Svenska Handelsbanken, Inc.
4.340% due 03/06/2006		1,700	1,686
Virginia Electric and Power Co.
4.490% due 01/10/2006		100	100
Westpac Capital Corp.
4.055% due 01/17/2006		400	399
4.190% due 02/07/2006		1,300	1,295

			26,550

Repurchase Agreement 1.9%
State Street Bank
3.900% due 01/03/2006		1,157	1,157
(Dated 12/30/2005. Collateralized by Fannie Mae 2.625% due 11/15/2006 valued at $1,183. Repurchase proceeds are $1,158.)

Germany Treasury Bill 0.8%
2.013% due 01/18/2006	EC	400	472

U.S. Treasury Bills 1.5%
3.854% due 03/02/2006-03/16/2006 (b)(d)		$965	957

Total Short-Term Instruments (Cost $29,145)			29,136

Total Investments (c) (Cost $63,771)		102.1%	$63,712
Written Options (f) (Premiums $124)		(0.2%)	(113)
Other Assets and Liabilities (Net)		(1.9%)	(1,172)

Net Assets		100.0%	$62,427

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) As of December 31, 2005, portfolio securities with an aggregate market value of $3,895 were valued with reference to securities whose prices are more readily obtainable.

(d) Securities with an aggregate market value of $956 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar Futures	Long	12/2006	88	$15
90-Day Eurodollar Futures	Long	06/2007	2	0

				$15

(e) Swap agreements outstanding on December 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation )
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2011	$400	$(2)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2013	500	0

						$(2)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	$200	$(5)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.350%	09/20/2006	200	(5)
Credit Suisse First Boston	Gaz Capital S.A. 8.625% due 04/28/2034	Sell	0.720%	04/20/2006	300	1
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007	200	(9)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%	06/20/2006	200	0

						$(18)

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	Notional Amount	Unrealized (Depreciation)
Bear Stearns & Co., Inc.	Research Affiliates Fundamental 1000 Index	1-month USD-LIBOR plus 0.350%	07/31/2006	$130	$(30)
Credit Suisse First Boston	Research Affiliates Fundamental 1000 Index	1-month USD-LIBOR plus 0.350%	06/30/2006	150	(44)
Merrill Lynch & Co., Inc.	Research Affiliates Fundamental 1000 Index	1-month USD-LIBOR plus 0.300%	07/31/2006	301	(52)

					$(126)

(f) Written options outstanding on December 31, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$111.000	02/24/2006	17	$3	$4
Put - CME Eurodollar December Futures	95.000	12/18/2006	2	1	1
Put - CME Eurodollar December Futures	95.250	12/18/2006	54	44	40
Put - CME Eurodollar December Futures	95.500	12/18/2006	4	4	4
Put - CME Eurodollar September Futures	95.000	09/18/2006	2	1	1
Put - CME S&P 500 Index March Futures	1240.000	03/17/2006	4	18	21

				$71	$71

Name of Issuer	Counterparty	Exercise Rate		Date	Notional Amount		Premium	Value
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	4.500	%**	12/20/2006	BP	200	1	1
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	4.650	%***	06/12/2006		100	1	3
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	4.540	%*	10/04/2006		$500	6	3
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	4.850	%*	12/22/2006		1,000	14	15
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.780	%*	05/02/2006		1,000	6	6
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.560	%*	10/18/2006		1,000	10	7
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.300	%*	10/12/2006		1,000	7	4
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	4.540	%*	04/04/2006		1,000	7	2
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	4.810	%*	02/01/2006		200	1	1

							$53	$42

*	The Fund will receive a floating rate based on 3-month USD-LIBOR.

**	The Fund will pay a floating rate based on 6-month BP-LIBOR.

***	The Fund will receive a floating rate based on 6-month BP-LIBOR.

(g) Forward foreign currency contracts outstanding on December 31, 2005:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Sell	EC	319	01/2006	$0	$(4)	$(4)

Schedule of Investments

Fundamental IndexPLUS TR Fund

December 31, 2005 (Unaudited)

		Principal Amount (000s )	Value (000s )
BANK LOAN OBLIGATIONS 0.0%
OAO Rosneft Oil Co.
1.000% due 12/30/2008 (a)		$200	$198

Total Bank Loan Obligations (Cost $199)			198

CORPORATE BONDS & NOTES 4.6%
Banking & Finance 3.6%
American International Group, Inc.
5.050% due 10/01/2015		100	99
China Development Bank
5.000% due 10/15/2015		100	99
Citigroup Global Markets Holdings, Inc.
4.200% due 12/20/2007		2,700	2,669
Citigroup, Inc.
4.310% due 05/02/2008 (a)		5,000	5,004
4.541% due 12/26/2008 (a)		2,000	2,001
Export-Import Bank of China
4.875% due 07/21/2015		100	97
Ford Motor Credit Co.
5.450% due 03/21/2007 (a)		1,100	1,048
Goldman Sachs Group, Inc.
4.590% due 12/22/2008 (a)		1,300	1,301
HBOS Treasury Services PLC
5.920% due 09/29/2049 (a)		100	98
HSBC Finance Corp.
4.000% due 09/15/2008 (a)		300	300
John Deere Capital Corp.
4.599% due 06/28/2006 (a)		300	300
Lehman Brothers Holdings, Inc.
4.701% due 12/23/2010 (a)		900	901
Petroleum Export Ltd.
5.265% due 06/15/2011		100	99
Resona Bank Ltd.
5.850% due 09/29/2049 (a)		200	200
Royal Bank of Scotland PLC
4.500% due 12/21/2007 (a)		1,200	1,200
Santander U.S. Debt S.A.
3.930% due 09/21/2007 (a)		1,399	1,400

			16,816

Industrials 0.4%
General Electric Co.
4.497% due 12/09/2008 (a)		800	800
HJ Heinz Co.
6.189% due 12/01/2020		100	103
Williams Cos., Inc.
6.375% due 10/01/2010		700	703

			1,606

Utilities 0.6%
BellSouth Corp.
4.258% due 04/26/2021 (a)		700	699
Ras Laffan Liquefied Natural Gas Co., Ltd.
5.838% due 09/30/2027		250	252
Sprint Capital Corp.
7.125% due 01/30/2006		1,800	1,803

			2,754

Total Corporate Bonds & Notes (Cost $21,242)			21,176

MUNICIPAL BONDS & NOTES 0.9%
Henderson, Nevada General Obligation Bonds, (MBIA Insured), Series 2005
1.000% due 06/01/2035 (a)		1,301	1,458
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		300	302
Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035		100	114
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.750% due 06/01/2039		600	670
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.625% due 06/01/2037		1,500	1,511

Total Municipal Bonds & Notes (Cost $4,038)			4,055

U.S. GOVERNMENT AGENCIES 62.7%
Fannie Mae
1.499% due 11/01/2035 (a)		797	797
4.396% due 10/01/2034 (a)		573	568
4.402% due 03/01/2035 (a)		493	490
4.429% due 09/25/2035 (a)		956	956
4.461% due 01/01/2035 (a)		2,161	2,134
4.474% due 07/01/2034 (a)		1,741	1,721
4.500% due 08/01/2035 (a)		2,481	2,437
4.519% due 07/01/2035 (a)		2,450	2,435
4.544% due 09/25/2042 (a)		1,693	1,701
4.559% due 09/01/2035 (a)		1,218	1,210
4.619% due 09/01/2035 (a)		2,596	2,579
4.662% due 07/01/2035 (a)		1,994	1,982
4.687% due 12/01/2033 (a)		1,335	1,320
4.719% due 10/01/2035 (a)		1,214	1,210
4.731% due 12/01/2033 (a)		1,073	1,061
4.838% due 06/01/2035 (a)		2,452	2,428
5.000% due 06/25/2027 - 02/13/2036 (c)		64,258	62,298
5.006% due 06/01/2035 (a)		2,530	2,532
5.500% due 07/01/2035 - 01/12/2036 (c)		187,406	185,598
Freddie Mac
4.363% due 02/25/2045 (a)		265	267
4.407% due 09/01/2035 (a)		1,273	1,257
4.500% due 10/15/2022		2,561	2,545
4.509% due 08/25/2031 (a)		490	493
4.723% due 08/01/2035 (a)		2,265	2,241
4.769% due 06/15/2018 (a)		266	266
4.824% due 10/01/2035 (a)		1,800	1,789
4.901% due 11/01/2034 (a)		1,880	1,866
5.000% due 04/15/2012 - 01/15/2024 (c)		5,292	5,292
Government National Mortgage Association
4.000% due 07/16/2027		413	409

Total U.S. Government Agencies (Cost $291,564)			291,882

U.S. TREASURY OBLIGATIONS 0.2%
Treasury Inflation Protected Securities (b)
2.375% due 01/15/2025		634	666
3.625% due 04/15/2028		246	318

Total U.S. Treasury Obligations (Cost $972)			984

MORTGAGE-BACKED SECURITIES 7.2%
American Home Mortgage Investment Trust
4.390% due 02/25/2045 (a)		534	523
Bear Stearns Adjustable Rate Mortgage Trust
4.799% due 11/25/2035 (a)		2,592	2,568
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035 (a)		1,000	993
Countrywide Alternative Loan Trust
4.500% due 06/25/2035		4,272	4,220
4.650% due 02/25/2036 (a)		4,600	4,602
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 11/20/2025 (a)		298	296
CS First Boston Mortgage Securities Corp.
4.938% due 05/15/2010		800	801
4.589% due 11/15/2019 (a)		1,489	1,491
FBR Securitization Trust
3.970% due 09/25/2035 (a)		820	821
GSR Mortgage Loan Trust
4.541% due 09/25/2035 (a)		2,548	2,508
Indymac Index Mortgage Loan Trust
1.000% due 01/25/2036 (a)		1,472	1,471
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		976	978
Mellon Residential Funding Corp.
4.809% due 12/15/2030 (a)		4,662	4,667
SACO I, Inc.
4.489% due 09/25/2033 (a)		680	681
Structured Adjustable Rate Mortgage Loan Trust
4.579% due 06/25/2034 (a)		215	216
4.479% due 04/25/2035 (a)		150	150
Structured Asset Mortgage Investments, Inc.
4.659% due 02/25/2035 (a)		500	500
Structured Asset Securities Corp.
4.479% due 08/25/2035 (a)		608	608
4.294% due 09/25/2035 (a)		4,479	4,481
Washington Mutual, Inc.
4.215% due 05/25/2041 (a)		624	632
4.669% due 10/25/2045 (a)		294	294

Total Mortgage-Backed Securities (Cost $33,531)			33,501

ASSET-BACKED SECURITIES 9.7%
AAA Trust
4.291% due 11/26/2035 (a)		648	649
ACE Securities Corp.
4.489% due 10/25/2035 (a)		2,374	2,376
Argent Securities, Inc.
4.499% due 10/25/2035 (a)		612	613
4.519% due 12/25/2035 (a)		1,932	1,932
Asset-Backed Funding Certificates
4.499% due 06/25/2035 (a)		1,713	1,714
4.489% due 08/25/2035 (a)		1,355	1,356
Asset-Backed Securities Corp. Home Equity Loan Trust
4.459% due 03/25/2035 (a)		254	254
4.479% due 07/25/2035 (a)		182	182
Bear Stearns Asset-Backed Securities, Inc.
4.589% due 01/25/2029 (a)		247	247
4.579% due 09/25/2034 (a)		231	232
Citigroup Mortgage Loan Trust, Inc.
4.479% due 07/25/2035 (a)		226	226
4.489% due 09/25/2035 (a)		667	668
Countrywide Asset-Backed Certificates
4.479% due 08/25/2035 (a)		621	621
FBR Securitization Trust
4.499% due 09/25/2035 (a)		2,208	2,209
4.489% due 10/25/2035 (a)		1,199	1,200
4.499% due 10/25/2035 (a)		1,406	1,406
First Franklin Mortgage Loan Trust Asset-Backed Certificates
4.489% due 03/25/2025 (a)		522	522
First USA Credit Card Master Trust
4.520% due 09/19/2008 (a)		1,900	1,901
Ford Credit Auto Owner Trust
4.240% due 03/15/2008		900	897
Fremont Home Loan Trust
4.460% due 01/25/2036 (a)		1,000	1,001
GSAMP Trust
4.489% due 09/25/2035 (a)		2,407	2,409
4.489% due 01/25/2036 (a)		581	582
GSR Mortgage Loan Trust
4.470% due 12/25/2030 (a)		1,000	1,001
Long Beach Mortgage Loan Trust
4.579% due 11/25/2034 (a)		1,295	1,296
4.499% due 09/25/2035 (a)		770	770
Merrill Lynch Mortgage Investors, Inc.
4.469% due 12/25/2035 (a)		756	756
Morgan Stanley Asset-Backed Securities Capital I, Inc.
4.559% due 05/25/2034 (a)		314	314
New Century Home Equity Loan Trust
4.489% due 09/25/2035 (a)		734	735
Nissan Auto Receivables Owner Trust
4.170% due 01/15/2008		600	598
Option One Mortgage Loan Trust
4.479% due 08/25/2035 (a)		608	608
Park Place Securities, Inc.
4.489% due 08/25/2035 (a)		652	652
People’s Choice Home Loan Securities Trust
4.489% due 05/25/2035 (a)		650	650
Quest Trust
4.459% due 12/25/2035 (a)		408	408
Renaissance Home Equity Loan Trust
4.529% due 10/25/2035 (a)		740	741
Residential Asset Mortgage Products, Inc.
4.489% due 10/25/2025 (a)		1,134	1,135
4.479% due 03/25/2035 (a)		1,513	1,514
4.489% due 10/25/2035 (a)		858	859
Residential Funding Mortgage Securities II, Inc.
4.519% due 05/25/2015 (a)		659	660
SACO I, Inc.
4.489% due 09/25/2035 (a)		1,024	1,025
SLM Student Loan Trust
4.541% due 03/15/2013 (a)		413	413
4.220% due 07/25/2013 (a)		1,315	1,316
4.210% due 01/26/2015 (a)		1,391	1,390
Soundview Home Equity Loan Trust
4.301% due 05/25/2035 (a)		318	318
4.479% due 07/25/2035 (a)		295	295
4.489% due 11/25/2035 (a)		1,206	1,206
Structured Asset Investment Loan Trust
4.559% due 12/25/2013 (a)		277	277
Structured Asset Securities Corp.
4.509% due 12/25/2035 (a)		2,133	2,135
Wachovia Auto Owner Trust
4.820% due 02/20/2009		1,100	1,101

Total Asset-Backed Securities			45,370
(Cost $45,348)

SOVEREIGN ISSUES 0.1%
Brazilian Government International Bond
7.875% due 03/07/2015		300	320
8.000% due 01/15/2018		100	108

Total Sovereign Issues			428
(Cost $405)

		Notional Amount (000s )
PURCHASED CALL OPTIONS (i) 0.1%
1-Year Interest Rate Swap (OTC)
Strike @ 4.800%* Exp. 02/01/2006		5,300	2
Strike @ 4.700%* Exp. 02/01/2006		10,000	1
2-Year Interest Rate Swap (OTC)
Strike @ 4.500%* Exp. 04/04/2006		3,000	2
Strike @ 4.500%* Exp. 04/06/2006		4,100	2
Strike @ 4.750%* Exp. 05/02/2006		10,000	22
Strike @ 4.650%* Exp. 06/12/2006	BP	2,000	16
Strike @ 4.750%* Exp. 08/07/2006		$12,000	45
Strike @ 4.750%* Exp. 08/08/2006		4,000	15
Strike @ 4.500%* Exp. 10/04/2006		7,600	19
Strike @ 4.250%* Exp. 10/11/2006		5,000	7
Strike @ 4.250%* Exp. 10/12/2006		5,000	7
Strike @ 4.500%* Exp. 10/18/2006		9,000	25
Strike @ 4.250%* Exp. 10/19/2006		2,000	3
Strike @ 4.250%* Exp. 10/24/2006		3,000	5
Strike @ 4.250%* Exp. 10/25/2006		6,000	9
Strike @ 4.800%* Exp. 12/22/2006		14,000	83
U.S. Dollar versus Japanese Yen
Strike @ JY120.700 Exp. 12/11/2006		1,000	9

Total Purchased Call Options			272
(Cost $358)

		# of Contracts
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $92.250 Exp. 12/18/2006		234	1
Strike @ $92.000 Exp. 12/18/2006		500	3
Strike @ $91.750 Exp. 12/18/2006		16	0
90-Day Eurodollar June Futures (CME)
Strike @ $94.000 Exp. 06/19/2006		32	0
Strike @ $93.250 Exp. 06/19/2006		120	1
90-Day Eurodollar September Futures (CME)
Strike @ $92.500 Exp. 09/18/2006		112	1

Total Purchased Put Options			6
(Cost $10)

		Principal Amount (000s )
SHORT-TERM INSTRUMENTS (i) 59.2%
Commercial Paper 56.8%
Bank of Ireland
4.330% due 02/23/2006		$10,600	10,534
Barclays U.S. Funding Corp.
4.230% due 02/10/2006		2,800	2,788
4.305% due 02/28/2006		8,200	8,145
BNP Paribas Finance
4.235% due 02/14/2006		1,700	1,692
4.305% due 02/28/2006		2,800	2,781
4.430% due 04/20/2006		9,300	9,173
CBA (de) Finance
4.265% due 02/21/2006		9,300	9,246
Cox Communications, Inc.
3.668% due 01/17/2006		250	250
Danske Corp.
4.260% due 01/09/2006		10,700	10,692
4.280% due 01/09/2006		1,000	999
Dexia Delaware LLC
4.280% due 01/10/2006		11,400	11,391
4.160% due 02/01/2006		700	698
DnB NORBank ASA
4.225% due 02/16/2006		5,800	5,770
4.470% due 04/28/2006		8,300	8,178
Fannie Mae
3.862% due 02/22/2006		9,900	9,842
3.668% due 03/01/2006		10,200	10,132
4.083% due 03/08/2006		11,100	11,008
4.234% due 03/15/2006		12,200	12,089
4.089% due 03/22/2006		3,200	3,168
Federal Home Loan Bank
3.350% due 01/03/2006		6,100	6,100
ForeningsSparbanken AB
4.405% due 03/28/2006		10,900	10,783
Freddie Mac
4.127% due 02/21/2006		4,300	4,276
3.655% due 02/28/2006		10,100	10,034
4.160% due 02/28/2006		10,000	9,934
General Electric Capital Corp.
4.090% due 01/19/2006		1,000	998
HBOS Treasury Services PLC
4.165% due 02/02/2006		200	199
4.360% due 03/07/2006		10,700	10,613
IXIS Commercial Paper Corp.
4.280% due 02/22/2006		9,200	9,145
National Australia Funding, Inc.
4.300% due 01/04/2006		12,800	12,799
Nissan Motors Acceptance Corp.
4.430% due 01/23/2006		500	499
Nordea N.A., Inc.
4.085% due 01/20/2006		800	798
4.295% due 02/22/2006		10,000	9,940
Skandinaviska Enskilda Banken AB
4.255% due 02/17/2006		3,400	3,382
Societe Generale N.A.
4.340% due 03/06/2006		9,600	9,523
4.430% due 04/20/2006		3,600	3,551
Spintab AB
4.300% due 02/24/2006		3,100	3,081
Statens Bostadsfin Bank
4.340% due 03/06/2006		800	794
UBS Finance Delaware LLC
4.290% due 01/03/2006		12,600	12,600
4.440% due 04/28/2006		1,400	1,380
Virginia Electric and Power Co.
4.490% due 01/10/2006		1,100	1,099
Westpac Capital Corp.
4.190% due 02/07/2006		3,400	3,386
4.300% due 02/21/2006		7,800	7,754
Westpac Trust Securities NZ Ltd.
4.440% due 04/28/2006		2,900	2,857

			264,101

Repurchase Agreement 1.6%
State Street Bank
3.900% due 01/03/2006		7,568	7,568
(Dated 12/30/2005. Collateralized by Fannie Mae 2.350%-3.125% due 07/15/2006-08/11/2006 valued at $7,725. Repurchase proceeds are $7,571)

Netherlands Treasury Bill 0.1%
2.164% due 01/31/2006	EC	280	331

U.S. Treasury Bill 0.7%
3.856% due 03/02/2006-03/16/2006 (c)(e)		$3,315	3,288

Total Short-Term Instruments			275,288
(Cost $275,335)

Total Investments (d)		144.7%	$673,160
(Cost $673,002)

Written Options (g)		(0.2%)	(687)
(Premiums $846)
Other Assets and Liabilities (Net)		(44.5%)	(207,139)

Net Assets		100.0%	$465,334

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) As of December 31, 2005, portfolio securities with an aggregate market value of $11,653 were valued with reference to securities whose prices are more readily obtainable.

(e) Securities with an aggregate market value of $2,543 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar Futures	Long	03/2006	151	$(28)
90-Day Eurodollar Futures	Long	06/2006	151	(28)
90-Day Eurodollar Futures	Long	09/2006	185	(52)
90-Day Eurodollar Futures	Long	12/2006	220	20
90-Day Eurodollar Futures	Long	03/2007	122	1
90-Day Eurodollar Futures	Long	06/2007	128	8
90-Day Eurodollar Futures	Long	09/2007	118	12
Euro-Bobl 5-Year Note Futures	Short	03/2006	73	10
U.S. Treasury 5-Year Note Futures	Long	03/2006	139	9
U.S. Treasury 10-Year Note Futures	Long	03/2006	318	267
U.S. Treasury 30-Year Bond Futures	Long	03/2006	280	462
United Kingdom 90-Day LIBOR Sterling Interest Rate Futures Put Options Strike @ BP95.500	Short	12/2006	9	(1)

				$680

(f) Swap agreements outstanding on December 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Receive	4.000%	12/15/2035	BP	500	$(3)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EC	2,400	11
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2008		$6,500	12
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2011		600	3
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2016		1,200	16
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2011		10,800	53
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/15/2035		1,600	30

							$122

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	$900	$(23)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.350%	09/20/2006	700	(18)
Credit Suisse First Boston	Gaz Capital S.A. 8.625% due 04/28/2034	Sell	0.720%	04/20/2006	1,600	5
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.250%	03/20/2006	100	(1)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007	700	(33)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.670%	09/20/2006	1,800	(47)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	12/20/2006	1,000	(41)
Wachovia Bank N.A.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850%)	12/20/2010	500	0

						$(158)

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Research Affiliates Fundamental 1000 Index	1-month LIBOR plus 0.350%	07/31/2006	$1,279	$(346)
Credit Suisse First Boston	Research Affiliates Fundamental 1000 Index	1-month LIBOR plus 0.350%	06/30/2006	938	(218)
Merrill Lynch & Co., Inc.	Research Affiliates Fundamental 1000 Index	1-month LIBOR plus 0.300%	07/31/2006	2,148	(468)
Merrill Lynch & Co., Inc.	Research Affiliates Fundamental 1000 Index	1-month LIBOR plus 0.250%	07/31/2006	47	0

					$(1,032)

(g) Written options outstanding on December 31, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$111.000	02/24/2006	170	$48	$43
Call - CME Eurodollar September Futures	95.500	09/18/2006	16	4	4
Put - CBOT U.S. Treasury 10-Year Note March Futures	107.000	02/24/2006	171	68	27
Put - CME Eurodollar December Futures	95.000	12/18/2006	8	4	4
Put - CME Eurodollar December Futures	95.250	12/18/2006	294	238	217
Put - CME Eurodollar December Futures	95.500	12/18/2006	13	16	14
Put - CME Eurodollar March Futures	95.250	03/19/2007	16	15	13
Put - CME Eurodollar September Futures	95.000	09/18/2006	9	5	3
Put - CME Eurodollar September Futures	95.250	09/18/2006	81	63	42
Put - CME Eurodollar September Futures	95.500	09/18/2006	16	19	17

				$480	$384

Name of Issuer	Counterparty	Exercise Rate		Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	4.310	%*	10/19/2006	$1,000	$7	$4
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	4.540	%*	10/04/2006	1,700	20	12
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	4.850	%*	12/22/2006	6,000	79	87
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.700	%*	02/01/2006	2,000	6	2
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.540	%*	04/06/2006	1,800	14	3
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.780	%*	05/02/2006	4,000	25	25
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.780	%*	08/07/2006	5,000	41	47
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.300	%*	10/11/2006	2,000	15	8
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.560	%*	10/18/2006	4,000	39	30
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.320	%*	10/25/2006	3,000	21	13
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.300	%*	10/12/2006	2,000	15	8
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	4.540	%*	04/04/2006	1,000	7	2
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.780	%*	08/08/2006	2,000	19	19
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.540	%*	10/04/2006	2,000	24	14
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	4.810	%*	02/01/2006	1,200	2	3
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	4.310	%*	10/24/2006	1,000	7	4
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	4.500	%**	12/20/2006	BP5,100	25	22

						$366	$303

*	The Fund will receive a floating rate based on 3-month USD-LIBOR.

**	The Fund will pay a floating rate based on 6-month BP-LIBOR.

(h) Short sales open on December 31, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	01/12/2036	23,000	$22,178	$22,288

(i) Forward foreign currency contracts outstanding on December 31, 2005:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EC	917	01/2006	$0	$(2)	$(2)
Sell		123	01/2006	0	(2)	(2)
Buy	JY	36,210	01/2006	4	0	4

				$4	$(4)	$0

Schedule of Investments

Global Bond Fund (Unhedged)

December 31, 2005 (Unaudited)

		Principal Amount (000s)	Value (000s)
ARUBA 0.0%
UFJ Finance Aruba AEC
6.750% due 07/15/2013		$150	$164

Total Aruba (Cost $150)			164

AUSTRALIA 0.1%
Homeside Mortgage Securities Trust
4.364% due 01/20/2027 (a)		$176	173
Medallion Trust
4.345% due 07/12/2031 (a)		546	546
Superannuation Members Home Loans Global Fund
4.746% due 06/15/2026 (a)		53	53
Torrens Trust
4.629% due 07/15/2031 (a)		199	199

Total Australia (Cost $974)			971

AUSTRIA (l) 0.5%
Austria Government Bond
5.000% due 01/15/2008	EC	3,000	3,701
5.500% due 01/15/2010		600	776

Total Austria (Cost $3,479)			4,477

BRAZIL 0.9%
Brazilian Government International Bond
5.250% due 04/15/2009 (a)		$1,065	1,061
5.250% due 04/15/2012 (a)		76	76
10.500% due 07/14/2014		4,800	5,894
8.000% due 01/15/2018		844	913
8.875% due 10/14/2019		500	562
8.250% due 01/20/2034		700	745

Total Brazil (Cost $8,741)			9,251

CAYMAN ISLANDS (l) 1.1%
AIG SunAmerica Institutional Funding II Ltd.
3.016% due 06/15/2007 (a)	C$	4,400	3,782
Mizuho Financial Group Cayman Ltd.
1.522% due 12/31/2049 (a)	JY	300,000	2,545
Pylon Ltd.
6.375% due 12/22/2008 (a)	EC	1,500	1,791
Redwood Capital Ltd.
6.354% due 01/01/2006 (a)		$1,000	1,001
SHL Corp. Ltd.
0.767% due 12/25/2024 (a)	JY	31,440	259
Vita Capital Ltd.
5.877% due 01/01/2007 (a)		$1,500	1,503

Total Cayman Islands (Cost $11,089)			10,881

DENMARK (l) 0.0%
Nykredit Konvertible
6.000% due 10/01/2029	DK	1,486	248
Unikredit Realkredit
6.000% due 07/01/2029		250	42

Total Denmark (Cost $189)			290

FRANCE (l) 3.2%
Auto Asset-Backed Securities Compartment
2.406% due 10/28/2011 (a)	EC	372	437
Axa S.A.
3.750% due 01/01/2017		397	674
France Government Bond
3.500% due 01/12/2009		13,800	16,600
4.000% due 04/25/2009		560	685
4.000% due 10/25/2009		80	98
4.000% due 10/25/2014		3,100	3,875
5.750% due 10/25/2032		4,100	6,641
4.750% due 04/25/2035		700	999
France Government International Bond
4.000% due 04/25/2014		600	749
4.000% due 04/25/2055		400	516

Total France (Cost $30,668)			31,274

GERMANY (l) 23.2%
Hypothekenbank in Essen AG
5.500% due 02/20/2007	EC	1,350	1,645
Landesbank Baden-Wuerttemberg AG
5.500% due 04/02/2007		520	635
Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		530	651
Republic of Germany
4.000% due 07/04/2009		2,200	2,691
5.375% due 01/04/2010		1,900	2,446
5.250% due 07/04/2010		15,100	19,510
5.250% due 01/04/2011		15,200	19,783
5.000% due 01/04/2012		3,200	4,172
5.000% due 07/04/2012		11,100	14,531
4.500% due 01/04/2013		3,040	3,892
4.250% due 01/04/2014		26,500	33,581
4.250% due 07/04/2014		45,200	57,378
6.250% due 01/04/2024		5,300	8,545
6.500% due 07/04/2027		5,980	10,168
5.625% due 01/04/2028		6,600	10,223
4.750% due 07/04/2028		1,300	1,812
6.250% due 01/04/2030		14,200	24,000
5.500% due 01/04/2031		6,200	9,649
4.750% due 07/04/2034		4,100	5,851

Total Germany (Cost $228,259)			231,163

IRELAND (l) 0.4%
Celtic Residential Irish Mortgage Securitisation
2.634% due 06/13/2035 (a)	EC	3,013	3,578

Total Ireland (Cost $3,635)			3,578

ITALY (l) 1.5%
Italy Government International Bond
4.500% due 05/01/2009	EC	4,150	5,146
4.250% due 11/01/2009		2,470	3,052
5.500% due 11/01/2010		1,400	1,833
Siena Mortgage SpA
2.693% due 12/16/2038 (a)		4,278	5,084

Total Italy (Cost $15,231)			15,115

JAPAN (l) 13.8%
Development Bank of Japan
4.250% due 06/09/2015		$2,300	2,211
Japan Government Bond
0.700% due 09/20/2008	JY	630,000	5,381
1.600% due 09/20/2013		1,030,000	8,960
1.500% due 03/20/2014		2,330,000	20,041
1.600% due 06/20/2014		4,900,000	42,376
1.600% due 09/20/2014		3,110,000	26,854
2.400% due 06/20/2024		250,000	2,277
2.300% due 05/20/2030		1,130,000	9,765
2.300% due 06/20/2035		1,550,000	13,081
Resona Bank Ltd.
5.850% due 09/29/2049 (a)		$5,500	5,487
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049 (a)		900	898

Total Japan (Cost $149,750)			137,331

JERSEY, CHANNEL ISLANDS (l) 0.1%
AIG SunAmerica Institutional Funding III Ltd.
2.335% due 07/17/2006 (a)	EC	800	947

Total Jersey, Channel Islands (Cost $1,044)			947

LUXEMBOURG 0.2%
VTB Capital S.A. for Vneshtorgbank
5.250% due 09/21/2007 (a)		$1,500	1,503

Total Luxembourg (Cost $1,500)			1,503

MEXICO (l) 0.3%
Mexico Government International Bond
6.750% due 06/06/2006	JY	233,000	2,030
Pemex Project Funding Master Trust
8.850% due 09/15/2007		$480	511
9.375% due 12/02/2008		650	723

Total Mexico (Cost $3,409)			3,264

NETHERLANDS (l) 2.2%
Delphinus BV
2.466% due 04/25/2093 (a)	EC	2,000	2,347
2.740% due 11/28/2031 (a)		5,000	5,979
Dutch Mortgage-Backed Securities BV
2.639% due 07/02/2077 (a)		897	1,050
2.450% due 10/02/2079 (a)		1,000	1,188
2.503% due 11/02/2034 (a)		539	626
2.600% due 11/20/2035 (a)		3,092	3,680
Holland Euro-Denominated Mortgage-Backed Series
2.455% due 04/18/2012 (a)		716	847
Netherlands Government Bond
5.000% due 07/15/2011		2,100	2,724
3.750% due 07/15/2014		2,700	3,314

Total Netherlands (Cost $21,248)			21,755

NEW ZEALAND (l) 0.1%
New Zealand Government Bond
4.500% due 02/15/2016 (b)	N$	907	836

Total New Zealand (Cost $422)			836

PANAMA 0.0%
Panama Government International Bond
9.625% due 02/08/2011		$100	117

Total Panama (Cost $116)			117

PERU 0.1%
Peru Government International Bond
9.125% due 01/15/2008		$1,100	1,188

Total Peru (Cost $1,184)			1,188

RUSSIA 0.4%
Russia Government International Bond
10.000% due 06/26/2007		$1,570	1,682
8.250% due 03/31/2010		700	747
5.000% due 03/31/2030 (a)		1,100	1,245

Total Russia (Cost $3,624)			3,674

SOUTH AFRICA 0.1%
South Africa Government International Bond
8.375% due 10/17/2006		$1,261	1,294

Total South Africa (Cost $1,315)			1,294

SPAIN (l) 4.8%
Banesto Banco de Emisiones
2.226% due 10/04/2006 (a)	EC	1,800	2,131
Caja Madrid
2.461% due 05/30/2006 (a)		1,600	1,894
Hipotebansa V
2.297% due 01/18/2018 (a)		810	931
Spain Government Bond
5.150% due 07/30/2009		6,140	7,797
4.000% due 01/31/2010		980	1,205
4.200% due 07/30/2013		2,900	3,655
5.750% due 07/30/2032		17,500	28,370
4.200% due 01/31/2037		1,300	1,709

Total Spain (Cost $44,281)			47,692

TUNISIA (l) 0.4%
Banque Centrale de Tunisie
7.500% due 09/19/2007		$100	104
7.375% due 04/25/2012		600	671
4.500% due 06/22/2020	EC	2,600	3,067

Total Tunisia (Cost $3,930)			3,842

UNITED KINGDOM (l) 2.7%
Bauhaus Securities Ltd.
2.560% due 10/30/2052 (a)	EC	8,547	10,148
Dolerite Funding PLC
4.650% due 08/20/2032 (a)		$372	374
Haus Ltd.
2.703% due 12/10/2037 (a)	EC	2,369	2,655
HBOS Treasury Services PLC
5.920% due 09/29/2049 (a)		$3,900	3,813
Holmes Financing PLC
2.445% due 07/25/2010 (a)	EC	3,200	3,798
2.425% due 10/15/2009 (a)		1,800	2,135
Lloyds TSB Bank PLC
5.625% due 07/15/2049 (a)		2,410	3,061
SRM Investment Ltd.
2.670% due 08/26/2034 (a)		790	938

Total United Kingdom (Cost $25,134)			26,922

UNITED STATES (l) 68.8%
Asset-Backed Securities 2.8%
AAA Trust
4.291% due 11/26/2035 (a)		$5,642	5,649
AFC Home Equity Loan Trust
4.689% due 12/22/2027 (a)		60	60
Ameriquest Mortgage Securities, Inc.
4.789% due 03/25/2033 (a)		11	11
Amortizing Residential Collateral Trust
4.729% due 10/25/2031 (a)		85	86
AMRESCO Residential Securities Corp. Mortgage Loan Trust
5.319% due 06/25/2029 (a)		225	225
BA Master Credit Card Trust
4.489% due 06/15/2008 (a)		500	501
Bear Stearns Asset-Backed Securities, Inc.
4.709% due 10/25/2032 (a)		49	50
4.779% due 10/25/2032 (a)		128	128
4.829% due 03/25/2043 (a)		131	131
Centex Home Equity Co. LLC
4.659% due 01/25/2034 (a)		106	106
Citibank Credit Card Master Trust
5.750% due 07/16/2007	DM	1,000	630
Citigroup Mortgage Loan Trust, Inc.
4.469% due 05/25/2035 (a)		$633	634
4.489% due 09/25/2035 (a)		1,251	1,252
Conseco Finance Securitizations Corp.
4.739% due 10/15/2031 (a)		84	84
Countrywide Asset-Backed Certificates
4.469% due 07/25/2035 (a)		243	243
4.459% due 10/25/2035 (a)		2,519	2,521
CS First Boston Mortgage Securities Corp.
4.689% due 01/25/2032 (a)		50	50
4.709% due 03/25/2034 (a)		237	237
FBR Securitization Trust
4.499% due 10/25/2035 (a)		843	844
4.499% due 12/25/2035 (a)		1,153	1,154
Fieldstone Mortgage Investment Corp.
4.669% due 01/25/2035 (a)		428	429
Finance America Mortgage Loan Trust
4.549% due 06/25/2034 (a)		783	784
First NLC Trust
4.490% due 02/25/2036 (a)		1,400	1,400
Fremont Home Loan Trust
4.460% due 01/25/2036 (a)		1,500	1,502
GE-WMC Mortgage Securities LLC
4.470% due 01/25/2036 (a)		1,000	998
GSAMP Trust
4.569% due 10/25/2033 (a)		350	350
4.479% due 03/25/2035 (a)		469	469
Home Equity Asset Trust
4.529% due 08/25/2034 (a)		191	191
Indymac Residential Asset-Backed Trust
4.630% due 03/25/2036 (a)		700	700
Irwin Home Equity Loan Trust
4.899% due 06/25/2028 (a)		46	47
Morgan Stanley Dean Witter Capital I, Inc.
4.709% due 07/25/2032 (a)		3	3
Novastar Home Equity Loan
4.654% due 04/25/2028 (a)		259	259
4.809% due 08/25/2028 (a)		145	145
Quest Trust
4.751% due 06/25/2034 (a)		1,237	1,240
4.559% due 03/25/2035 (a)		1,966	1,967
Residential Asset Mortgage Products, Inc.
4.659% due 06/25/2032 (a)		85	85
Residential Asset Securities Corp.
4.479% due 10/25/2028 (a)		1,085	1,086
4.629% due 07/25/2032 (a)		422	423
Saxon Asset Securities Trust
4.649% due 01/25/2032 (a)		117	117
Soundview Home Equity Loan Trust
4.479% due 12/25/2035 (a)		684	684
Specialty Underwriting & Residential Finance
4.709% due 06/25/2034 (a)		42	42

			27,517

Corporate Bonds & Notes 3.6%
Atlantic & Western Re Ltd.
10.500% due 01/09/2007 (a)		2,700	2,701
BellSouth Corp.
4.258% due 04/26/2021 (a)		900	899
Bombardier Capital, Inc.
7.090% due 03/30/2007 (j)		700	704
CMS Energy Corp.
8.900% due 07/15/2008		400	430
DaimlerChrysler N.A. Holding Corp.
4.700% due 03/07/2007 (a)		6,700	6,695
EchoStar DBS Corp.
7.780% due 10/01/2008 (a)		200	205
General Electric Capital Corp.
4.520% due 12/12/2008 (a)		1,700	1,701
General Motors Acceptance Corp.
7.430% due 12/01/2021		86	87
Harrah’s Operating Co., Inc.
4.900% due 02/08/2008 (a)		2,000	2,003
HCA, Inc.
7.000% due 07/01/2007		1,500	1,538
J.P. Morgan Chase & Co., Inc.
8.019% due 02/15/2012 (a)		760	776
MCI, Inc.
7.688% due 05/01/2009		1,500	1,553
Mirage Resorts, Inc.
6.750% due 08/01/2007		900	917
Mizuho JGB Investment LLC
9.870% due 06/30/2049 (a)		400	443
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (a)		500	541
Morgan Stanley Dean Witter & Co.
4.284% due 01/18/2008 (a)		2,100	2,103
Pioneer 2002 Ltd.
10.491% due 06/15/2006 (a)		800	813
Royal Bank of Scotland PLC
4.500% due 12/21/2007 (a)		2,600	2,601
Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049 (a)		1,600	1,769
Toyota Motor Credit Corp.
4.302% due 10/12/2007 (a)		7,300	7,302

			35,781

Mortgage-Backed Securities 4.3%
American Home Mortgage Investment Trust
4.290% due 10/25/2034 (a)		2,108	2,061
Bank of America Mortgage Securities
5.000% due 05/25/2034		4,317	4,255
Citicorp Mortgage Securities, Inc.
7.430% due 01/01/2024		69	69
Countrywide Home Loan Mortgage Pass-Through Trust
4.709% due 02/25/2035 (a)		1,719	1,723
4.699% due 03/25/2035 (a)		7,699	7,710
CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		302	303
5.739% due 05/25/2032 (a)		50	50
4.589% due 11/15/2019 (a)		1,092	1,093
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		2,792	2,776
GS Mortgage Securities Corp.
4.519% due 11/15/2015 (a)		39	39
JP Morgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035		2,300	2,449
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		293	293
Mellon Residential Funding Corp.
4.809% due 12/15/2030 (a)		1,641	1,643
Morgan Stanley Capital I
4.509% due 04/15/2016 (a)		1,048	1,049
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		170	173
Sequoia Mortgage Trust
4.720% due 07/20/2033 (a)		2,339	2,346
4.720% due 10/19/2026 (a)		1,180	1,182
Structured Asset Mortgage Investments, Inc.
4.660% due 09/19/2032 (a)		1,549	1,550
Washington Mutual Mortgage Securities Corp.
5.139% due 10/25/2032 (a)		188	187
4.649% due 12/25/2027 (a)		3,725	3,725
4.689% due 12/25/2044 (a)		2,191	2,193
Washington Mutual, Inc.
4.609% due 04/25/2045 (a)		4,947	4,934
4.639% due 12/25/2045 (a)		1,385	1,390

			43,193

Municipal Bonds & Notes 2.0%
Baltimore County, Maryland General Obligation Bonds, Series 2004
5.000% due 08/01/2012		300	326
California Infrastructure & Economic Development Bank Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 07/01/2036		200	209
California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033		900	980
Chicago, Illinois Board of Education General Obligation Bonds, (FSA Insured), Series 2001
5.000% due 12/01/2031		200	215
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2034		300	310
Chicago, Illinois Water Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 11/01/2026		100	107
City and County of Honolulu, Hawaii General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2010		500	532
Florida State Department Environmental Protection Preservation Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 07/01/2011		550	589
Florida State Turnpike Authority Revenue Bonds, Series 2003 - C
5.000% due 07/01/2033		1,445	1,502
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series 2003-A1
6.750% due 06/01/2039		300	336
Harris County, Texas General Obligation Bonds, Series 2003
5.000% due 08/01/2033		400	405
Hawaii State General Obligation Bonds, (FGIC Insured), Series 2001
5.500% due 08/01/2011		800	879
Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		300	311
Illinois State General Obligation Bonds, Series 2004-B
5.000% due 03/01/2013		200	215
Indiana State Transportation Finance Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 06/01/2028		100	104
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		800	805
Irving, Texas Waterworks & Sewer System Revenue Bonds, (FSA Insured), Series 2003
5.000% due 08/15/2011		100	107
Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035		2,000	2,273
Long Beach, California Community College District General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 05/01/2028		400	437
Los Angeles, California County Sanitation Districts Financing Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 10/01/2011		200	216
Los Angeles, California Wastewater System Revenue Bonds, (FSA Insured), Series 2003
5.000% due 06/01/2032		1,400	1,463
Los Angeles, California Wastewater System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 06/01/2027		900	943
Louisiana State General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 05/01/2014		800	868
Louisville & Jefferson Counties, Kentucky Metro Sewer & Drain District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036		100	104
Maryland State Health & Education Facilities Authority Revenue Bonds, Series 2001
5.000% due 07/01/2041		200	206
Michigan State Building Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 10/15/2013		200	220
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2037		1,000	1,036
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2003
5.000% due 06/15/2010		200	211
New York City, New York Municipal Water & Sewer Finance Authority Revenue Bonds, Series 2003-A
5.000% due 06/15/2035		1,200	1,241
New York City, New York Transitional Finance Authority Revenue Bonds, (FSA Insured), Series 2002
5.250% due 08/01/2011		800	869
New York Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003-A1
5.250% due 06/01/2013		1,400	1,458
5.500% due 06/01/2017		200	216
Oklahoma State General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 07/15/2016		400	435

			20,128

		Shares
Preferred Security 0.1%
DG Funding Trust
6.777% due 12/31/2049 (a)		130	1,385

Preferred Stock 0.1%
Fannie Mae
7.000% due 12/31/2049 (a)		20	1,074

		Principal Amount (000s)
U.S. Government Agencies 45.1%
Fannie Mae
0.000% due 06/01/2017		$30,300	17,357
1.000% due 11/01/2035		999	968
15.750% due 12/01/2011		2	2
4.197% due 11/01/2034 (a)		10,704	10,587
4.500% due 11/01/2020		13,993	13,621
4.886% due 03/01/2024 (a)		25	26
4.992% due 12/01/2034 (a)		1,761	1,765
5.000% due 07/01/2018 - 02/13/2036 (d)		20,477	19,773
5.500% due 10/01/2017 - 01/12/2036 (d)		335,312	332,485
6.160% due 11/01/2023 (a)		18	18
6.470% due 09/25/2012		1,000	1,093
9.000% due 04/01/2016		36	38
Federal Farm Credit Bank
7.530% due 04/15/2009		475	515
Federal Home Loan Bank
5.750% due 08/15/2011		500	523
Federal Housing Administration
7.400% due 02/01/2021		366	368
Freddie Mac
4.363% due 10/25/2044 (a)		12,403	12,480
4.500% due 06/01/2035 - 09/15/2035 (d)		12,992	12,699
4.719% due 12/15/2030 (a)		935	938
5.000% due 12/15/2031		3,600	3,497
5.100% due 02/01/2029 (a)		630	647
5.101% due 05/01/2023 (a)		117	120
Government National Mortgage Association
4.125% due 12/20/2023 - 12/20/2026 (a)(d)		135	135
4.250% due 01/20/2030 (a)		209	209
4.375% due 05/20/2022 - 05/20/2030 (a)(d)		789	794
4.750% due 07/20/2022 - 09/20/2026 (a)(d)		291	292
4.970% due 02/16/2030 (a)		425	430
6.000% due 08/20/2034		3,753	3,840
8.500% due 12/15/2029 - 02/15/2031 (d)		388	419
Small Business Administration
6.640% due 02/01/2011		738	773
7.640% due 03/10/2010		108	116
Tennessee Valley Authority
4.875% due 12/15/2016		6,700	6,916
5.880% due 04/01/2036		3,900	4,447
7.140% due 05/23/2012		1,000	1,128

			449,019

U.S. Treasury Obligations 10.8%
Treasury Inflation Protected Securities (c)
3.500% due 01/15/2011		2,843	3,039
3.000% due 07/15/2012		9,026	9,546
2.000% due 01/15/2014		6,641	6,605
2.000% due 07/15/2014		6,300	6,266
1.875% due 07/15/2015		205	202
3.625% due 04/15/2028		245	316
U.S. Treasury Bonds
8.875% due 02/15/2019		29,900	42,528
8.125% due 05/15/2021		13,100	18,140
6.250% due 08/15/2023		6,800	8,122
6.625% due 02/15/2027		1,000	1,269
U.S. Treasury Note
4.250% due 11/15/2014		3,400	3,362
U.S. Treasury Strips
0.000% due 02/15/2019 (d)		11,200	6,159
0.000% due 08/15/2024 (d)		3,500	1,476

			107,030

Total United States (Cost $687,878)			685,127

		Notional Amount
PURCHASED CALL OPTIONS 0.1%
2-Year Interest Rate Swap (OTC)
Strike @ 4.500%* Exp. 04/04/2006		$37,200	21
Strike @ 4.250%* Exp. 10/11/2006		34,900	20
Strike @ 4.750%* Exp. 08/07/2006		32,600	121
Strike @ 4.500%* Exp. 10/04/2006		44,100	113
Strike @ 4.500%* Exp. 04/06/2006		34,900	49
Strike @ 4.250%* Exp. 10/12/2006		27,900	40
Strike @ 4.500%* Exp. 10/18/2006		30,200	84
Strike @ 4.250%* Exp. 10/19/2006		4,700	7
Strike @ 4.250%* Exp. 10/24/2006		11,600	18
Strike @ 4.250%* Exp. 10/25/2006		79,700	123
30-Year Interest Rate Swap (OTC)
Strike @ 4.500%* Exp. 06/02/2006		2,000	9
		# of Contracts
90-Day Eurodollar June Futures (CME)
Strike @ $95.000 Exp. 06/19/2006		249	138
90-Day Eurodollar March Futures (CME)
Strike @ $95.250 Exp. 03/13/2006		922	132

Total Purchased Call Options (Cost $1,602)			875

PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar June Futures (CME)
Strike @ $95.000 Exp. 06/19/2006		629	110
90-Day Eurodollar March Futures (CME)
Strike @ $95.125 Exp. 03/13/2006		450	25
Strike @ $92.750 Exp. 03/13/2006		15	0
Strike @ $94.500 Exp. 03/13/2006		225	2
90-Day Eurodollar March Futures (CME)
Strike @ $94.375 Exp. 03/13/2006		385	2
U.S. Treasury Note 10-Year Futures (CBOT)
Strike @ $100.000 Exp. 02/24/2006		238	4

Total Purchased Put Options (Cost $148)			143

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS (l) 15.0%
Commercial Paper 7.5%
Federal Home Loan Bank
3.350% due 01/03/2006		$27,400	27,400
Sumitomo Corp. of America
4.450% due 04/28/2006		800	788
4.450% due 05/01/2006		2,600	1,773
UBS Finance Delaware LLC
4.300% due 01/03/2006		2,900	2,900
4.440% due 04/28/2006		30,500	27,195
Westpac Trust Securities NZ Ltd.
4.440% due 04/28/2006		14,300	14,090

			74,146

Repurchase Agreements 0.6%
Credit Suisse First Boston
3.400% due 01/03/2006		3,900	3,900
(Dated 12/30/2005. Collateralized by U.S. Treasury Notes 2.250% due 04/30/2006 valued at $3,995. Repurchase proceeds are $3,901.)
State Street Bank
3.900% due 01/03/2006		2,514	2,514
(Dated 12/30/2005. Collateralized by Fannie Mae 2.750% due 8/11/2006 valued at $1,943; and Freddie Mac 2.550% due 10/12/2006 valued at $626. Repurchase proceeds are $2,515)

			6,414

Belgium Treasury Bills 4.0%
2.122% due 01/12/2006	EC	34,000	40,231

U.S. Treasury Bills 2.9%
3.843% due 03/02/2006-03/16/2006 (d)(f)(g)		$28,560	28,325

Total Short-Term Instruments (Cost $149,115)			149,116

Total Investments (e) (Cost $1,398,115)		140.0%	$1,392,790
Written Options (i) (Premiums $1,978)		(0.2%)	(1,469)
Other Assets and Liabilities (Net)		(39.8%)	(396,389)

Net Assets		100.0%	$994,932

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal only security.

(c) Principal amount of security is adjusted for inflation.

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) As of December 31, 2005, portfolio securities with an aggregate market value of $36,648 were valued with reference to securities whose prices are more readily obtainable.

(f) Securities with an aggregate market value of $20,319 have been pledged as collateral for swap and swaption contracts on December 31, 2005.

(g) Securities with an aggregate market value of $4,034 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar Futures	Long	03/2006	99	$(166)
90-Day Eurodollar Futures	Long	09/2006	123	(11)
Euro-Bund 10-Year Note Futures	Long	03/2006	581	534
Euro-Bund 10-Year Note Futures Put Options Strike @ EC110.500	Long	03/2006	1,037	0
Euro-Bund 10-Year Note Futures Put Options Strike @ EC119.000	Long	03/2006	83	(40)
Japan Government Bond 10-Year Bond Futures	Long	03/2006	88	557
U.S. Treasury 5-Year Note Futures	Long	03/2006	436	210
U.S. Treasury 10-Year Note Futures	Long	03/2006	28	32
U.S. Treasury 30-Year Bond Futures	Long	03/2006	543	907

				$2,023

(h) Swap agreements outstanding on December 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%	06/15/2010	A$	38,900	$31
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		22,300	(194)
UBS Warburg LLC	6-month Australian Bank Bill	Pay	6.000%	06/15/2010		52,400	35
UBS Warburg LLC	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		29,900	(196)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010	BP	86,000	629
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		7,400	116
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		13,700	(631)
Citibank N.A.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		10,000	466
Citibank N.A.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		600	(52)
HSBC Bank USA	6-month BP-LIBOR	Pay	5.000%	09/15/2010		31,900	(366)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		11,400	56
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		1,900	(140)
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		200	0
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		7,100	316
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		2,100	(185)
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		18,400	284
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	09/15/2015		1,800	(158)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		1,800	(85)
Bank of America	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014	C$	400	(6)
HSBC Bank USA	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		8,200	(263)
HSBC Bank USA	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		300	1
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		1,600	(47)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		1,400	26
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		11,800	(342)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	1,400	2
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		17,000	115
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		9,000	52
Citibank N.A.	6-month EC-LIBOR	Receive	5.000%	06/17/2012		40,500	(833)
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		3,690	(2)
Goldman Sachs & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		400	16
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		5,400	(23)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		20	0
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	5.000%	06/17/2012		800	(16)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		22,000	340
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		400	1
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		44,900	31
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		33,300	557
UBS Warburg LLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		3,400	17
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		14,200	101
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.550%	03/16/2006	H$	6,000	(3)
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.906%	07/11/2006		70,000	(105)
Barclays Bank PLC	6-month JY-LIBOR	Receive	1.500%	06/15/2015	JY	965,000	(76)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.035%	05/18/2010		360,000	(195)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.300%	09/21/2011		1,040,000	(127)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		1,700,000	(63)
Lehman Brothers, Inc.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		755,000	(264)
Merrill Lynch & Co., Inc.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		1,800,000	1
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		3,890,000	(1,223)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		1,620,000	105
UBS Warburg LLC	6-month JY-LIBOR	Receive	0.800%	03/20/2012		770,000	(103)
Bank of America	3-month USD-LIBOR	Pay	3.000%	06/15/2006		$31,000	(10)
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2011		59,400	(286)
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2016		7,200	(66)
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2011		45,700	(223)
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2013		1,500	(11)
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016		55,100	(735)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008		180,100	147
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2011		31,200	(148)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		98,500	(899)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	6.000%	12/17/2031		13,400	(2,076)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	3.000%	06/15/2006		184,800	(304)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2011		14,600	(71)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2013		65,900	(473)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.500%	12/16/2014		4,900	24
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		23,200	(309)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008		36,100	72
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.500%	12/16/2014		7,800	56
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		16,200	(216)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	6.000%	12/17/2031		5,500	(1,127)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2011		19,400	(95)
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.500%	12/16/2014		4,000	45

							$(9,105)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.900%	09/20/2010	$500	$7
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	2,300	(47)
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	10,912	38
Credit Suisse First Boston	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.940%	09/20/2010	500	8
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	06/20/2006	1,500	5
Goldman Sachs & Co.	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.990%	09/20/2010	500	10
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	1,984	9
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	3,500	(74)
Morgan Stanley Dean Witter & Co.	Republic of Turkey 11.875% due 01/15/2030	Buy	(2.700%)	09/20/2010	2,700	(169)

						$(213)

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(i) Written options outstanding on December 31, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CME Eurodollar 1-Year Mid-Curve June Futures	$95.250	06/16/2006	249	$158	$149
Call - CME Eurodollar 1-Year Mid-Curve March Futures	95.500	03/10/2006	922	204	144
Put - CBOT U.S. Treasury 10-Year Note March Futures	107.000	02/24/2006	160	65	25
Put - CME Eurodollar 1-Year Mid-Curve June Futures	94.750	06/16/2006	629	96	86
Put - CME Eurodollar 1-Year Mid-Curve March Futures	94.875	03/10/2006	450	38	37

				$561	$441

Name of Issuer	Counterparty	Exercise Rate		Date		Notional Amount	Premium	Value
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	5.480	%*	04/03/2006		$3,900	$116	$260
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	4.310	%*	10/19/2006		2,000	14	8
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	4.540	%*	04/04/2006		7,000	51	12
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	4.540	%*	10/04/2006		12,000	140	82
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.540	%*	04/06/2006		15,000	114	30
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.780	%*	08/07/2006		14,000	114	133
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.300	%*	10/11/2006		15,000	112	60
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.320	%*	10/25/2006		34,000	240	152
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.300	%*	10/12/2006		12,000	87	48
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.560	%*	10/18/2006		13,000	130	97
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	4.540	%*	04/04/2006		9,000	67	18
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.540	%*	10/04/2006		7,000	84	48
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	4.310	%*	10/24/2006		5,000	37	22
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%*	06/02/2006		5,000	60	2
Put - OTC 28-Year Interest Rate Swap	Deutsche Bank AG	4.500	%**	03/15/2006	BP	2,400	26	8
Call - OTC 30-Year Interest Rate Swap	Deutsche Bank AG	4.150	%***	03/15/2006		2,400	25	48

							$1,417	$1,028

*	The Fund will receive a floating rate based on 3-month USD-LIBOR.

**	The Fund will pay a floating rate based on 6-month BP-LIBOR.

***	The Fund will receive a floating rate based on 6-month BP-LIBOR.

(j) Restricted security as of December 31, 2005:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	04/30/2004	$710	$704	0.07%

(k) Short sales open on December 31, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Valueà
Fannie Mae	4.500%	01/18/2022	$14,100	$13,607	$13,721
Fannie Mae	5.000%	01/12/2036	3,000	2,893	2,907
Freddie Mac	4.500%	01/12/2036	500	467	470
Republic Of Germany	5.000%	07/04/2012	5,200	7,015	6,899
U.S. Treasury Note	4.250%	11/15/2013	25,200	24,722	25,143

				$48,704	$49,140

à	Market value includes $266 of interest payable on short sales.

(l) Forward foreign currency contracts outstanding on December 31, 2005:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	A$	14,202	01/2006	$0	$(100)	$(100)
Buy	BP	37,747	01/2006	140	(32)	108
Sell		5,144	01/2006	65	(1)	64
Buy	BR	1,731	02/2006	22	(11)	11
Buy	C$	22,767	01/2006	448	0	448
Buy	CP	171,626	02/2006	19	0	19
Buy	DK	55,924	03/2006	84	0	84
Buy	EC	243,496	01/2006	2,215	(135)	2,080
Sell		97,472	01/2006	419	(165)	254
Buy	IR	14,430,000	01/2006	129	0	129
Sell		14,430,000	01/2006	0	(3)	(3)
Buy	JY	22,892,200	01/2006	1,033	(67)	966
Sell		2,783,784	01/2006	105	(234)	(129)
Buy	KW	362,800	01/2006	4	0	4
Buy		879,145	02/2006	6	0	6
Buy		529,200	03/2006	7	0	7
Buy	MP	5,476	02/2006	14	0	14
Buy		1,717	03/2006	5	0	5
Buy	N$	269	01/2006	0	(9)	(9)
Sell		907	01/2006	14	0	14
Buy	PN	1,566	02/2006	0	(19)	(19)
Buy	PZ	1,399	02/2006	9	0	9
Buy		618	03/2006	0	(1)	(1)
Buy	RP	4,468	02/2006	2	0	2
Buy	RR	5,525	01/2006	0	0	0
Buy		13,349	02/2006	0	(3)	(3)
Buy	S$	273	01/2006	0	(2)	(2)
Buy		665	02/2006	3	(2)	1
Buy	SK	69,961	03/2006	163	0	163
Buy	SR	2,858	02/2006	14	0	14
Buy	SV	8,446	02/2006	0	(8)	(8)
Buy		9,514	03/2006	4	(2)	2
Buy	T$	12,364	02/2006	2	(8)	(6)

				$4,926	$(802)	$4,124

Schedule of Investments

Global Bond Fund (U.S. Dollar-Hedged)

December 31, 2005 (Unaudited)

		Principal Amount (000s)	Value (000s)
ARUBA 0.0%
UFJ Finance Aruba AEC
6.750% due 07/15/2013		$50	$55

Total Aruba (Cost $50)			55

AUSTRALIA 0.2%
Homeside Mortgage Securities Trust
4.364% due 01/20/2027 (a)		$35	35
Medallion Trust
4.345% due 07/12/2031 (a)		166	165
Superannuation Members Home Loans Global Fund
4.746% due 06/15/2026 (a)		13	13
Torrens Trust
4.629% due 07/15/2031 (a)		58	58

Total Australia (Cost $272)			271

BELGIUM (h) 0.2%
Belgium Government Bond
7.500% due 07/29/2008	EC	250	329

Total Belgium (Cost $243)			329

BRAZIL 0.6%
Brazilian Government International Bond
5.250% due 04/15/2009 (a)		$329	328
10.271% due 06/29/2009 (a)		200	231
10.500% due 07/14/2014		500	614
8.250% due 01/20/2034		100	106

Total Brazil (Cost $1,219)			1,279

CANADA (h) 0.1%
Rogers Wireless Communications, Inc.
7.625% due 12/15/2011	C$	300	277

Total Canada (Cost $251)			277

CAYMAN ISLANDS (h) 0.3%
Redwood Capital Ltd.
7.904% due 01/01/2006 (a)		$300	300
SHL Corp. Ltd.
0.767% due 12/25/2024 (a)	JY	1,526	13
Vita Capital Ltd.
5.404% due 01/01/2007 (a)		$400	401

Total Cayman Islands (Cost $712)			714

DENMARK (h) 0.0%
Nykredit Konvertible
6.000% due 10/01/2029	DK	398	66
Unikredit Realkredit
6.000% due 07/01/2029		72	12

Total Denmark (Cost $52)			78

FRANCE (h) 8.3%
Axa S.A.
3.750% due 01/01/2017	EC	50	84
France Government Bond
4.000% due 10/25/2009		2,260	2,773
4.000% due 04/25/2014		9,300	11,611
4.000% due 10/25/2014		700	875
5.750% due 10/25/2032		1,300	2,106
4.750% due 04/25/2035		100	143

Total France (Cost $17,772)			17,592

GERMANY (h) 20.0%
Haus Ltd.
2.703% due 12/10/2037 (a)	EC	846	948
Landesbank Baden-Wuerttemberg AG
5.500% due 04/02/2007		90	110
Landesbank Rheinland-Pfalz AG
4.750% due 04/04/2008		210	258
Republic of Germany
4.000% due 07/04/2009		100	122
3.500% due 10/09/2009		1,000	1,205
5.250% due 07/04/2010		1,300	1,680
5.250% due 01/04/2011		6,600	8,590
5.000% due 01/04/2012		100	130
4.250% due 01/04/2014		3,800	4,815
4.250% due 07/04/2014		6,900	8,759
6.250% due 01/04/2024		600	967
6.500% due 07/04/2027		4,340	7,379
5.625% due 01/04/2028		3,640	5,638
6.250% due 01/04/2030		400	676
4.750% due 07/04/2034		700	999

Total Germany (Cost $42,615)			42,276

IRELAND (h) 0.1%
Emerald Mortgages PLC
2.666% due 10/22/2035 (a)	EC	66	78
Lusitano Mortgages PLC
2.736% due 12/15/2035 (a)		147	173

Total Ireland (Cost $237)			251

ITALY (h) 2.4%
Findomestic Securitization Vehicle SRL
2.436% due 12/20/2008 (a)	EC	900	1,066
Italy Government International Bond
4.500% due 05/01/2009		1,280	1,587
5.500% due 11/01/2010		400	524
Siena Mortgage SpA
2.693% due 12/16/2038 (a)		1,556	1,849

Total Italy (Cost $4,854)			5,026

JAPAN (h) 9.9%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
3.500% due 12/16/2015 (a)	EC	200	236
Japan Government Bond
0.700% due 09/20/2008	JY	310,000	2,648
1.400% due 09/20/2011		270,000	2,345
1.500% due 03/20/2014		250,000	2,150
1.600% due 06/20/2014		600,000	5,189
1.600% due 09/20/2014		490,000	4,231
2.400% due 06/20/2024		4,000	36
2.300% due 05/20/2030		110,100	951
2.400% due 03/20/2034		20,000	173
2.300% due 06/20/2035		260,000	2,194
Resona Bank Ltd.
5.850% due 09/29/2049 (a)		$700	698
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049 (a)		100	100

Total Japan (Cost $22,582)			20,951

LUXEMBOURG 0.1%
VTB Capital S.A. for Vneshtorgbank
5.250% due 09/21/2007 (a)		$200	200

Total Luxembourg (Cost $200)			200

MEXICO 0.2%
Pemex Project Funding Master Trust
8.850% due 09/15/2007		$140	149
9.375% due 12/02/2008		190	211
5.750% due 12/15/2015		100	100

Total Mexico (Cost $424)			460

NETHERLANDS (h) 1.6%
Delphinus BV
2.740% due 11/28/2031 (a)	EC	500	598
2.466% due 04/25/2093 (a)		500	587
2.764% due 06/25/2066 (a)		318	377
Dutch Mortgage-Backed Securities BV
2.450% due 10/02/2079 (a)		1,000	1,188
Holland Euro-Denominated Mortgage-Backed Series
2.450% due 04/18/2012 (a)		179	212
Netherlands Government Bond
5.000% due 07/15/2011		200	259
3.750% due 07/15/2014		200	245

Total Netherlands (Cost $3,614)			3,466

PERU 0.1%
Peru Government International Bond
9.125% due 01/15/2008		$100	108
9.125% due 02/21/2012		100	115

Total Peru (Cost $222)			223

RUSSIA 0.3%
Russia Government International Bond
10.000% due 06/26/2007		$280	300
5.000% due 03/31/2030 (a)		200	226

Total Russia (Cost $518)			526

SOUTH AFRICA 0.1%
South Africa Government International Bond
8.375% due 10/17/2006		$210	215

Total South Africa (Cost $219)			215

SPAIN (h) 2.0%
Hipotebansa Mortgage Securitization Fund
2.332% due 07/18/2022 (a)	EC	254	291
Hipotebansa V
2.297% due 01/18/2018 (a)		76	87
Spain Government Bond
5.150% due 07/30/2009		1,990	2,527
4.200% due 07/30/2013		400	504
5.750% due 07/30/2032		500	811
4.200% due 01/31/2037		200	263

Total Spain (Cost $3,788)			4,483

TUNISIA (h) 0.2%
Banque Centrale de Tunisie
7.500% due 09/19/2007		$100	104
4.500% due 06/22/2020	EC	300	354

Total Tunisia (Cost $469)			458

UNITED KINGDOM (h) 3.2%
Bauhaus Securities Ltd.
2.560% due 10/30/1952 (a)	EC	392	465
Dolerite Funding PLC
4.650% due 08/20/2032 (a)		$65	65
HBOS Treasury Services PLC
5.920% due 09/29/2049 (a)		500	489
Lloyds TSB Bank PLC
5.625% due 07/15/2049 (a)	EC	590	749
United Kingdom Gilt
5.000% due 03/07/2008	BP	800	1,400
4.000% due 03/07/2009		60	103
5.000% due 03/07/2012		900	1,620
8.000% due 09/27/2013		790	1,705

Total United Kingdom (Cost $6,458)			6,596

UNITED STATES (h) 56.3%
Asset-Backed Securities 2.2%
AFC Home Equity Loan Trust
4.689% due 12/22/2027 (a)		$29	29
Ameriquest Mortgage Securities, Inc.
4.789% due 03/25/2033 (a)		4	4
Amortizing Residential Collateral Trust
4.729% due 10/25/2031 (a)		28	29
AMRESCO Residential Securities Corp. Mortgage Loan Trust
5.319% due 06/25/2029 (a)		36	37
Bear Stearns Asset-Backed Securities, Inc.
4.709% due 10/25/2032 (a)		8	8
4.829% due 03/25/2043 (a)		49	49
Citigroup Mortgage Loan Trust, Inc.
4.469% due 05/25/2035 (a)		633	634
4.489% due 09/25/2035 (a)		1,251	1,252
Conseco Finance Securitizations Corp.
4.739% due 10/15/2031 (a)		58	58
CS First Boston Mortgage Securities Corp.
4.689% due 01/25/2032 (a)		16	16
FBR Securitization Trust
4.499% due 12/25/2035 (a)		384	385
First Alliance Mortgage Loan Trust
4.600% due 12/20/2027 (a)		103	103
First NLC Trust
4.490% due 02/25/2036 (a)		200	200
Fremont Home Loan Trust
4.460% due 01/25/2036 (a)		300	300
GSAMP Trust
4.669% due 03/25/2034 (a)		377	378
4.489% due 01/25/2036 (a)		97	97
Home Equity Asset Trust
4.529% due 08/25/2034 (a)		32	32
Household Mortgage Loan Trust
4.720% due 02/20/2033 (a)		14	14
Irwin Home Equity Loan Trust
4.899% due 06/25/2028 (a)		15	15
Morgan Stanley Dean Witter Capital I, Inc.
4.709% due 07/25/2032 (a)		1	1
Quest Trust
4.390% due 06/25/2034 (a)		239	239
Renaissance Home Equity Loan Trust
4.879% due 12/25/2033 (a)		78	78
Residential Asset Mortgage Products, Inc.
4.659% due 06/25/2032 (a)		28	28
Residential Asset Securities Corp.
4.629% due 07/25/2032 (a)		112	112
4.450% due 01/25/2036 (a)		250	250
Specialty Underwriting & Residential Finance
4.709% due 06/25/2034 (a)		13	13
Structured Asset Securities Corp.
4.230% due 05/25/2034 (a)		254	255

			4,616

Corporate Bonds & Notes 2.0%
Atlantic & Western Re Ltd.
10.500% due 01/09/2007 (a)		500	500
Ford Motor Credit Co.
5.290% due 11/16/2006 (a)		500	486
GE Finance Assurance Holdings
1.600% due 06/20/2011	JY	90,000	770
General Electric Capital Corp.
4.520% due 12/12/2008 (a)		$300	300
J.P. Morgan Chase & Co., Inc.
5.342% due 02/15/2012 (a)		100	102
MCI, Inc.
7.688% due 05/01/2009		200	207
Mizuho JGB Investment LLC
9.870% due 12/31/2049 (a)		100	111
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (a)		300	324
Pemex Project Funding Master Trust
5.010% due 12/03/2012 (a)		100	100
Royal Bank of Scotland Group PLC
4.500% due 12/21/2007 (a)		600	600
Toyota Motor Credit Corp.
3.750% due 10/12/2007 (a)		800	800

			4,300

Mortgage-Backed Securities 3.0%
Bank of America Mortgage Securities
5.000% due 05/25/2034		512	505
Commercial Mortgage Asset Trust
6.975% due 04/17/2013		300	331
Countrywide Home Loan Mortgage Pass-Through Trust
4.759% due 09/25/2034 (a)		468	469
CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		60	61
GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035		677	698
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		349	347
Greenpoint Mortgage Funding Trust
4.649% due 11/25/2045 (a)		97	96
GSR Mortgage Loan Trust
3.428% due 06/01/2034 (a)		500	491
Impac CMB Trust
4.779% due 07/25/2033 (a)		52	52
JP Morgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035		600	639
Merrill Lynch Mortgage Investors, Inc.
4.749% due 03/15/2025 (a)		130	131
Morgan Stanley Capital I
3.908% due 04/15/2016 (a)		210	210
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		37	37
Sequoia Mortgage Trust
4.720% due 07/20/2033 (a)		585	586
Structured Asset Mortgage Investments, Inc.
4.660% due 09/19/2032 (a)		310	310
Washington Mutual Mortgage Securities Corp.
4.689% due 01/25/2045 (a)		391	392
5.127% due 10/25/2032 (a)		45	45
4.649% due 12/25/2027 (a)		630	630
4.324% due 02/27/2034 (a)		164	163
Washington Mutual, Inc.
4.215% due 05/25/2041 (a)		144	146

			6,339

Municipal Bonds & Notes 1.5%
California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033		200	218
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2034		200	207
Chicago, Illinois Water Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 11/01/2026		100	107
City & County of Honolulu, Hawaii General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2010		100	106
Connecticut State General Obligation Bonds, Series 2001
5.500% due 12/15/2013		200	224
Harris County, Texas General Obligation Bonds, Series 2003
5.000% due 08/01/2033		100	101
Hawaii State General Obligation Bonds, (FGIC Insured), Series 2001
5.500% due 08/01/2011		200	220
Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		400	416
Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035		300	341
Los Angeles, California County Sanitation Districts Financing Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 10/01/2011		100	108
Louisville & Jefferson Counties, Kentucky Metro Sewer & Drain District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036		100	104
Michigan State Building Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 10/15/2013		100	110
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2003
5.000% due 06/15/2010		100	105
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FSA-CR Insured), Series 2002
5.125% due 06/15/2034		100	105
New York Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003-A1
5.250% due 06/01/2013		400	417
Oklahoma State General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 07/15/2016		100	109
Salt River, Arizona Project Agriculture Improvement & Power District Revenue Bonds, Series 2002
5.000% due 01/01/2031		100	104

			3,102

		Shares
Preferred Security 0.9%
DG Funding Trust
6.777% due 12/31/2049 (a)		172	1,833

Preferred Stock 0.1%
Fannie Mae
7.000% due 12/31/2049 (a)		3,574	196

U.S. Government Agencies 33.8%		Principal Amount (000s )
Fannie Mae
4.198% due 11/01/2034 (a)		$931	921
4.470% due 01/25/2021 (a)		600	600
4.629% due 08/25/2030 (a)		339	339
4.998% due 12/01/2034 (a)		367	368
5.000% due 08/01/2035		1,478	1,433
5.500% due 10/01/2016 - 01/12/2036 (b)		60,166	59,650
6.000% due 04/25/2043 - 07/25/2044 (b)		465	471
6.470% due 09/25/2012		1,000	1,093
Federal Home Loan Bank
5.750% due 08/15/2011		1,000	1,046
Freddie Mac
4.363% due 10/25/2044 (a)		1,086	1,093
Government National Mortgage Association
4.125% due 11/20/2021 - 12/20/2026 (a)(b)		75	76
4.250% due 01/20/2030 (a)		85	85
4.375% due 05/20/2028 - 06/20/2030 (a)(b)		341	343
4.750% due 07/20/2022 - 09/20/2026 (a)(b)		162	163
4.970% due 02/16/2030 (a)		121	123
5.020% due 02/16/2030 (a)		122	123
6.000% due 08/20/2034		542	554
Small Business Administration
6.640% due 02/10/2011		193	202
Tennessee Valley Authority
4.875% due 12/15/2016		400	413
5.880% due 04/01/2036		1,000	1,140
7.140% due 05/23/2012		1,000	1,128

			71,364

U.S. Treasury Obligations 12.8%
Treasury Inflation Protected Securities (c)
3.500% due 01/15/2011		1,259	1,346
3.000% due 07/15/2012		997	1,054
2.000% due 01/15/2014		431	429
2.000% due 07/15/2014		528	525
U.S. Treasury Bonds
7.500% due 11/15/2016		5,940	7,463
8.750% due 05/15/2017		1,800	2,472
8.875% due 02/15/2019		5,400	7,681
8.125% due 08/15/2019		2,000	2,714
8.125% due 05/15/2021		1,800	2,493
U.S. Treasury Notes
3.875% due 07/15/2010		400	392
4.250% due 08/15/2013		400	397

			26,966

Total United States (Cost $119,795)			118,716

		Notional Amount (000s)
PURCHASED CALL OPTIONS 0.2%
2-Year Interest Rate Swap (OTC)
Strike @ 4.500%** Exp. 04/04/2006		$4,600	2
Strike @ 4.500%** Exp. 04/06/2006		4,700	3
Strike @ 4.750%** Exp. 05/02/2006		9,300	21
Strike @ 4.750%** Exp. 08/07/2006		14,000	52
Strike @ 4.500%** Exp. 10/04/2006		6,900	18
Strike @ 4.250%** Exp. 10/11/2006		4,700	7
Strike @ 4.250%** Exp. 10/12/2006		4,600	7
Strike @ 4.500%** Exp. 10/18/2006		4,700	13
Strike @ 4.250%** Exp. 10/24/2006		2,300	3
Strike @ 4.250%** Exp. 10/25/2006		9,300	14
Strike @ 4.800%** Exp. 12/22/2006		2,700	16
30-Year Interest Rate Swap (OTC)
Strike @ 5.750%** Exp. 04/27/2009		400	52

		# of Contracts
90-Day Eurodollar June Futures (CME)
Strike @ $95.000 Exp. 06/19/2006		51	28
90-Day Eurodollar March Futures (CME)
Strike @ $95.250 Exp. 03/13/2006		167	24

Total Purchased Call Options (Cost $326)			260

		Notional Amount (000s)
PURCHASED PUT OPTIONS 0.0%
30-Year Interest Rate Swap (OTC)
Strike @ 6.250%* Exp. 04/27/2009		$400	12

		# of Contracts
90-Day Eurodollar June Futures (CME)
Strike @ $95.000 Exp. 06/19/2006		141	25
90-Day Eurodollar March Futures (CME)
Strike @ $95.125 Exp. 03/13/2006		80	4
U.S. Treasury Note 10-Year Futures (CBOT)
Strike @ $100.000 Exp. 02/24/2006		49	1

Total Purchased Put Options (Cost $59)			42

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS 8.5%
Commercial Paper 6.8%
Barclays U.S. Funding Corp.
4.170% due 02/24/2006		$1,300	1,292
4.200% due 02/27/2006		1,900	596
DnB NORBank ASA
4.200% due 02/08/2006		500	498
HBOS Treasury Services PLC
4.285% due 02/24/2006		1,100	1,093
4.310% due 02/27/2006		2,600	1,490
4.315% due 03/01/2006		4,500	1,887
Societe Generale N.A.
4.440% due 04/20/2006		1,000	986
UBS Finance Delaware LLC
4.190% due 01/03/2006		3,000	700
4.300% due 01/03/2006		4,400	1,400
4.155% due 02/28/2006		2,300	2,285
Westpac Capital Corp.
4.330% due 02/21/2006		1,400	1,392
Westpac Trust Securities NZ Ltd.
4.190% due 02/07/2006		700	697

			14,316

Repurchase Agreement 0.3%
State Street Bank
3.900% due 01/03/2006		677	677

(Dated 12/30/2005. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $695. Repurchase proceeds are $677.)
U.S. Treasury Bills 1.4%
3.844% due 03/02/2006-03/16/2006 (b)(d)(i)		3,015	2,992

Total Short-Term Instruments (Cost $17,988)			17,985

Total Investments (j) (Cost $244,939)		114.9%	$242,729
Written Options (f) (Premiums $391)		(0.2%)	(347)
Other Assets and Liabilities (Net)		(14.7%)	(31,045)

Net Assets		100.0%	$211,337

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $1,255 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar Futures	Long	03/2006	44	$(74)
90-Day Eurodollar Futures	Long	09/2006	226	(4)
Euro-Bobl 5-Year Note Futures	Short	03/2006	14	2
Euro-Bund 10-Year Note Futures	Long	03/2006	130	146
Euro-Bund 10-Year Note Futures Put Options Strike @ EC 119.000	Long	03/2006	17	(8)
Japan Government Bond 10-Year Bond Futures	Long	03/2006	25	86
U.S. Treasury 5-Year Note Futures	Long	03/2006	57	25
U.S. Treasury 10-Year Note Futures	Short	03/2006	10	(5)
U.S. Treasury 30-Year Bond Futures	Long	03/2006	84	147

				$315

(e) Swap agreements outstanding on December 31, 2005:

Interest	Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%	06/15/2010	A$	6,900	$8
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		3,900	(36)
UBS Warburg LLC	6-month Australian Bank Bill	Pay	6.000%	06/15/2010		6,300	2
UBS Warburg LLC	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		3,500	(22)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010	BP	9,900	118
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		3,700	37
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	09/15/2015		500	(45)
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		1,800	(94)
Citibank N.A.	6-month BP-LIBOR	Receive	5.000%	12/16/2019		200	(5)
HSBC Bank USA	6-month BP-LIBOR	Pay	5.000%	09/15/2010		6,400	31
HSBC Bank USA	6-month BP-LIBOR	Receive	5.000%	06/18/2034		600	(40)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		800	8
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		400	14
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		200	(15)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	06/18/2034		400	(16)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		100	1
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		300	3
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Receive	5.000%	06/18/2034		100	(2)
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		2,400	28
Bank of America	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014	C$	1,100	(17)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		300	5
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		3,100	(28)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	200	0
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		6,300	43
Barclays Bank PLC	6-month EC-LIBOR	Receive	4.500%	06/17/2015		1,600	(63)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		3,000	16
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		7,870	(4)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		800	(3)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		500	5
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		100	(1)
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		100	0
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		15,300	(9)
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		300	3
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		1,200	22
UBS Warburg LLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		800	4
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		3,500	23
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.550%	03/16/2006	H$	4,300	(2)
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.906%	07/11/2006		20,000	(30)
Barclays Bank PLC	6-month JY-LIBOR	Receive	1.500%	06/15/2015	JY	110,000	(9)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.300%	09/21/2011		340,000	(42)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		550,000	(20)
Lehman Brothers, Inc.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		110,000	(39)
Merrill Lynch & Co., Inc.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		270,000	0
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		300,000	(98)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		190,000	17
UBS Warburg LLC	6-month JY-LIBOR	Receive	0.800%	03/20/2012		540,000	(73)
Bank of America	3-month USD-LIBOR	Pay	3.000%	06/15/2006		$7,000	14
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2011		5,300	(26)
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2016		12,600	(160)
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2011		2,100	(10)
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2013		200	(1)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008		34,600	45
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2011		12,900	(61)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.500%	12/16/2014		2,000	12
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		14,300	(143)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	3.000%	06/15/2006		22,600	37
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2011		1,500	(7)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2013		6,500	(47)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		3,000	(40)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008		7,800	16
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.500%	12/16/2014		800	(3)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		4,700	(63)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2011		1,600	(8)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016		7,800	(104)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2026		300	(7)

							$(881)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation )
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	$100	$(3)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	200	(5)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%	06/20/2006	500	(3)

						$(11)

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(f) Written options outstanding on December 31, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CME Eurodollar 1-Year Mid-Curve June Futures	$95.250	06/16/2006	51	$32	$31
Call - CME Eurodollar 1-Year Mid-Curve March Futures	95.500	03/10/2006	167	37	26
Put - CBOT U.S. Treasury 10-Year Note March Futures	107.000	02/24/2006	33	13	5
Put - CME Eurodollar 1-Year Mid-Curve June Futures	94.750	06/16/2006	141	22	19
Put - CME Eurodollar 1-Year Mid-Curve March Futures	94.875	03/10/2006	80	7	7

				$111	$88

Name of Issuer	Counterparty	Exercise Rate		Date		Notional Amount	Premium	Value
Put - OTC 28-Year Interest Rate Swap	Deutsche Bank AG	4.500	%***	03/15/2006	BP	500	$5	$2
Call - OTC 30-Year Interest Rate Swap	Deutsche Bank AG	4.150	%****	03/15/2006		500	5	10
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	4.540	%**	04/04/2006		$1,000	7	2
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	4.540	%**	10/04/2006		2,000	23	14
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.540	%**	04/06/2006		2,000	15	4
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.780	%**	08/07/2006		6,000	50	56
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.300	%**	10/11/2006		2,000	15	8
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.320	%**	10/25/2006		4,000	28	18
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.300	%**	10/12/2006		2,000	15	8
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.560	%**	10/18/2006		2,000	20	15
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	4.540	%**	04/04/2006		1,000	7	2
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.540	%**	10/04/2006		1,000	12	7
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.850	%**	12/22/2006		1,200	16	17
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	4.780	%**	05/02/2006		4,000	25	25
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	4.310	%**	10/24/2006		1,000	7	4
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	5.480	%**	04/03/2006		1,000	30	67

							$280	$259

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.

**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

***	The Fund will pay a floating rate based on 6-month BP-LIBOR.

****	The Fund will receive a floating rate based on 6-month BP-LIBOR.

(g) Short sales open on December 31, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Valueà
U.S. Treasury Note	3.000%	02/15/2009	$300	$288	$292
U.S. Treasury Note	3.375%	09/15/2009	2,600	2,502	2,546

				$2,790	$2,838

à	Market value includes $36 of interest payable on short sales.

(h) Forward foreign currency contracts outstanding on December 31, 2005:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	A$	1,924	01/2006	$0	$(16)	$(16)
Buy	BP	582	01/2006	0	(26)	(26)
Sell		2,660	01/2006	24	(8)	16
Buy	BR	263	02/2006	3	(2)	1
Buy	C$	72	01/2006	0	(1)	(1)
Sell		213	01/2006	0	(4)	(4)
Buy	CP	26,326	02/2006	4	0	4
Sell	DK	935	03/2006	0	(1)	(1)
Buy	EC	663	01/2006	0	(3)	(3)
Sell		49,135	01/2006	4	(559)	(555)
Buy	H$	997	01/2006	0	0	0
Buy	IR	1,809,300	01/2006	16	0	16
Sell	JY	2,010,130	01/2006	5	(18)	(13)
Buy	KW	66,300	01/2006	1	0	1
Buy		23,792	02/2006	1	0	1
Buy		143,100	03/2006	2	0	2
Buy	MP	1,060	02/2006	3	0	3
Buy		337	03/2006	1	0	1
Buy	N$	108	01/2006	0	(4)	(4)
Sell		68	01/2006	1	0	1
Buy	PN	541	02/2006	0	(6)	(6)
Buy	PZ	230	02/2006	1	0	1
Buy		74	03/2006	0	0	0
Buy	RR	945	01/2006	0	0	0
Buy		1,486	02/2006	0	0	0
Buy	S$	53	01/2006	0	0	0
Buy		31	02/2006	0	0	0
Buy	SR	216	02/2006	1	0	1
Buy	SV	1,930	02/2006	0	(2)	(2)
Buy		1,615	03/2006	0	0	0
Buy	T$	5,031	02/2006	1	0	1

				$68	$(650)	$(582)

(i) Securities with an aggregate market value of $1,240 have been pledged as collateral for swap and swaption contracts on December 31, 2005.

(j) As of December 31, 2005, portfolio securities with an aggregate market value of $7,781 were valued with reference to securities whose prices are more readily obtainable.

Schedule of Investments

GNMA Fund

December 31, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
U.S. GOVERNMENT AGENCIES 176.6%
Fannie Mae
3.414% due 07/01/2011 (a)	$5,804	$5,781
3.803% due 07/01/2011 (a)	2,422	2,411
4.500% due 08/01/2019	258	252
4.753% due 03/01/2018 (a)	16	17
5.000% due 01/01/2018 - 01/12/2036 (c)	14,678	14,472
5.500% due 01/18/2021 - 01/12/2036 (c)	51,732	51,423
6.000% due 05/01/2029 - 01/18/2036 (c)	48,533	49,012
9.000% due 07/01/2018	12	13
Federal Housing Administration
8.137% due 09/01/2040	465	468
Freddie Mac
3.998% due 05/01/2019 (a)	17	17
4.250% due 06/01/2030 (a)	30	30
5.000% due 11/01/2035 - 01/12/2036 (c)	32,933	31,892
6.000% due 02/13/2036	2,000	2,017
6.708% due 05/01/2031 (a)	67	66
7.500% due 08/15/2029 (b)	51	10
Government National Mortgage Association
3.500% due 02/20/2026 - 08/20/2031 (a)(c)	28,879	28,529
4.000% due 01/20/2021 - 07/20/2035 (c)	11,925	11,835
4.125% due 12/20/2017 - 10/20/2030 (a)(c)	27	27
4.250% due 02/20/2030 (a)	2,925	2,930
4.370% due 05/20/2029 (a)	11,368	11,416
4.375% due 06/20/2022 - 04/20/2032 (a)(c)	14,678	14,776
4.500% due 02/20/2018 - 09/20/2035 (c)	9,554	9,431
4.570% due 01/16/2031 - 02/16/2032 (a)(c)	6,977	6,984
4.620% due 08/16/2032 (a)	1,361	1,365
4.625% due 03/20/2018 (a)	20	20
4.670% due 12/16/2026 - 08/16/2031 (a)(c)	1,129	1,134
4.750% due 07/20/2018 - 08/20/2025 (a)(c)	36	37
4.770% due 06/16/2027 (a)	1,586	1,591
4.870% due 07/16/2028 (a)	223	225
4.875% due 05/20/2016 - 05/16/2027 (a)(c)	152	153
4.920% due 04/16/2032 (a)	466	472
5.000% due 02/21/2036	23,000	22,677
5.020% due 05/16/2029 - 06/20/2030 (a)(c)	1,281	1,294
5.500% due 03/16/2022 - 02/21/2036 (c)	196,518	197,600
6.000% due 11/15/2033 - 02/13/2036 (c)	43,815	44,843
6.500% due 12/15/2023 - 07/20/2031 (c)	1,586	1,601
7.500% due 10/15/2022 - 06/15/2033 (c)	8,218	8,526
Small Business Administration
7.449% due 08/01/2010	112	119

Total U.S. Government Agencies (Cost $525,708)		525,466

MORTGAGE-BACKED SECURITIES 0.7%
Bank of America Mortgage Securities, Inc.
5.579% due 10/20/2032 (a)	117	117
Credit-Based Asset Servicing & Securitization LLC
4.699% due 06/25/2032 (a)	60	60
CS First Boston Mortgage Securities Corp.
3.226% due 03/25/2032 (a)	328	329
3.350% due 03/25/2032 (a)	225	224
3.400% due 08/25/2033 (a)	415	418
Sequoia Mortgage Trust
4.710% due 06/20/2032 (a)	310	311
Structured Asset Mortgage Investments, Inc.
4.700% due 09/19/2032 (a)	547	548
Structured Asset Securities Corp.
5.679% due 08/25/2032 (a)	77	77
4.669% due 01/25/2033 (a)	86	87

Total Mortgage-Backed Securities (Cost $2,168)		2,171

ASSET-BACKED SECURITIES 0.7%
Amortizing Residential Collateral Trust
4.669% due 07/25/2032 (a)	19	19
Centex Home Equity Co. LLC
4.679% due 01/25/2032 (a)	84	84
4.639% due 04/25/2032 (a)	101	101
CIT Group Home Equity Loan Trust
4.649% due 06/25/2033 (a)	184	184
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	2,000	1,583
Home Equity Asset Trust
4.679% due 11/25/2032 (a)	3	2
Household Mortgage Loan Trust
4.670% due 05/20/2032 (a)	161	162
Saxon Asset Securities Trust
4.639% due 08/25/2032 (a)	16	16

Total Asset-Backed Securities (Cost $2,213)		2,151

	Notional Amount (000s)
PURCHASED CALL OPTIONS 0.0%
2-Year Interest Rate Swap (OTC)
Strike @ 4.250%* Exp. 10/19/2006	30,000	45
	# of Contracts
90-Day Eurodollar March Futures (CME)
Strike @ $95.250 Exp. 03/13/2006	300	43

Total Purchased Call Options (Cost $137)		88

	Notional Amount (000s )
PURCHASED PUT OPTIONS 0.0%
Fannie Mae (OTC)
Strike @ $91.813 Exp. 01/05/2006	$10,000	0

Total Purchased Put Options (Cost $1)		0

	Shares
PREFERRED STOCK 0.2%
Fannie Mae
7.000% due 12/31/2049 (a)	8,200	449

Total Preferred Stock (Cost $410)		449

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 14.5%
Commercial Paper 14.4%
BNP Paribas Finance
4.430% due 04/20/2006	$8,100	7,989
DnB NORBank ASA
4.470% due 04/28/2006	5,400	5,321
Fannie Mae
4.089% due 03/22/2006	8,100	8,019
Federal Home Loan Bank
3.350% due 01/03/2006	4,300	4,300
IXIS Commercial Paper Corp.
4.410% due 04/04/2006	300	297
Societe Generale N.A.
4.430% due 04/20/2006	8,100	7,989
UBS Finance Delaware LLC
4.190% due 01/03/2006	800	800
4.290% due 01/03/2006	8,100	8,100

		42,815

U.S. Treasury Bills 0.1%
3.895% due 03/02/2006 (e)	135	134

Total Short-Term Instruments (Cost $42,965)		42,949

Total Investments (d) (Cost $573,602)	192.7%	$573,274

Written Options (g) (Premiums $138)	(0.0%)	(102)
Other Assets and Liabilities (Net)	(92.7%)	(275,685)

Net Assets	100.0%	$297,487

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Interest only security.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) As of December 31, 2005, portfolio securities with an aggregate market value of $1,516 were valued with reference to securities whose prices are more readily obtainable.

(e) Securities with an aggregate market value of $134 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note Futures	Short	03/2006	136	$(127)

(f) Swap agreements outstanding on December 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Lehman Brothers, Inc.	3-month USD-LIBOR with 6.940% interest rate cap	Receive	Premium amount of $316	07/01/2011	$8,000	$(263)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	4,600	(61)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016	4,000	(54)

						$(378)

(g) Written options outstanding on December 31, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CME Eurodollar 1-Year Mid-Curve March Futures	$95.500	03/10/2006	300	$48	$47

Name of Issuer	Counterparty	Exercise Rate		Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	4.310	%*	10/19/2006	$13,000	$90	$55

*	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(h) Short sales open on December 31, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	01/18/2021	$8,000	$7,872	$7,915
Fannie Mae	5.000%	01/12/2036	500	480	485
Fannie Mae	5.500%	01/12/2036	36,100	35,604	35,750
Fannie Mae	6.000%	01/12/2036	24,000	24,191	24,225
Freddie Mac	5.000%	01/12/2036	27,000	25,942	26,139
Government National Mortgage Association	5.500%	02/21/2036	16,000	16,046	16,085

				$110,135	$110,599

Schedule of Investments

High Yield Fund

December 31, 2005 (Unaudited)

		Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 2.0%
Centennial Communications
6.450% due 01/20/2011 (a)		$1,189	$1,204
6.656% due 01/20/2011 (a)		230	233
6.777% due 01/20/2011 (a)		3,963	4,015
6.830% due 01/20/2011 (a)		396	401
6.450% due 02/09/2011 (a)		3,566	3,614
Charter Communications Holdings LLC
6.680% due 04/26/2010 (a)		2,996	2,998
6.930% due 04/26/2011 (a)		5,778	5,799
Delphi Corp.
12.500% due 06/13/2011 (a)		2,890	3,017
DRS Technologies, Inc.
1.000% due 11/22/2006 (a)		22,000	22,059
El Paso Corp.
4.600% due 12/31/2006 (a)		5,000	4,975
3.500% due 11/22/2009 (a)		12,000	12,054
7.313% due 11/22/2009 (a)		18,355	18,460
General Growth Properties, Inc.
6.120% due 11/12/2007 (a)		9,266	9,296
6.220% due 11/12/2008 (a)		5,699	5,746
Goodyear Tire & Rubber Co.
7.060% due 04/30/2010 (a)		9,000	9,073
Graham Packaging Co. LP
6.563% due 09/15/2011 (a)		20	20
6.625% due 09/15/2011 (a)		5,612	5,684
6.813% due 09/15/2011 (a)		80	81
6.750% due 10/07/2011 (a)		2,199	2,227
Headwaters, Inc.
6.430% due 04/30/2011 (a)		12,661	12,761
8.500% due 04/30/2011 (a)		194	196
Hertz Corp.
1.000% due 12/21/2012 (a)		9,000	9,123
Intelsat Ltd.
4.000% due 04/24/2006 (a)		30,000	30,085
Invensys PLC
7.791% due 09/05/2009 (a)		1,410	1,434
8.529% due 12/30/2009 (a)		8,000	8,220
7.614% due 11/29/2013 (a)		700	700
7.114% due 11/29/2014 (a)		700	700
Qwest Corp.
9.020% due 06/30/2007 (a)		9,960	10,208
Rexel
6.904% due 01/20/2013 (a)		1,000	1,004
7.741% due 04/10/2014 (a)		1,000	1,008
RH Donnelley, Inc.
5.000% due 12/13/2015 (a)		50,000	50,055
Roundy’s, Inc.
7.090% due 11/01/2011		1,433	1,427
7.340% due 11/01/2011 (a)		9,317	9,275

Total Bank Loan Obligations (Cost $255,619)			247,152

CORPORATE BONDS & NOTES 80.5%
Banking & Finance 12.1%
Abitibi-Consolidated Finance LP
7.875% due 08/01/2009		$2,000	1,990
AES Red Oak LLC
8.540% due 11/30/2019		14,968	16,539
Arvin Capital I
9.500% due 02/01/2027		1,500	1,515
BCP Crystal US Holdings Corp.
9.625% due 06/15/2014		45,429	50,767
Bluewater Finance Ltd.
10.250% due 02/15/2012		39,765	42,946
Bombardier Capital, Inc.
7.090% due 03/30/2007 (k)		21,000	21,131
Bowater Canada Finance
7.950% due 11/15/2011		14,050	13,699
Consolidated Communications Holdings, Inc.
9.750% due 04/01/2012		33	35
Credit & Repackaged Securities Ltd.
10.120% due 10/30/2006		9,250	9,573
8.900% due 04/01/2007		5,000	5,173
Eircom Funding
8.250% due 08/15/2013		5,650	6,074
Ford Motor Credit Co.
5.800% due 01/12/2009		22,600	19,728
7.375% due 10/28/2009		3,380	3,000
5.700% due 01/15/2010		12,725	10,826
7.875% due 06/15/2010		10,000	9,007
7.375% due 02/01/2011		100,479	88,161
7.250% due 10/25/2011		8,750	7,567
7.000% due 10/01/2013		15,905	13,609
Forest City Enterprises, Inc.
7.625% due 06/01/2015		10,525	11,209
Gaz Capital S.A.
8.625% due 04/28/2034		2,850	3,612
Gazprom
9.625% due 03/01/2013		50,100	60,601
7.201% due 02/01/2020		8,100	8,647
General Motors Acceptance Corp.
7.250% due 03/02/2011		59,009	54,294
6.000% due 04/01/2011		19,412	17,489
6.875% due 09/15/2011		33,010	30,138
7.000% due 02/01/2012		8,400	7,627
6.875% due 08/28/2012		21,890	19,756
8.000% due 11/01/2031		29,100	27,948
Homer City Funding LLC
8.734% due 10/01/2026		11,971	14,006
JET Equipment Trust
9.410% due 06/15/2010 (d)		894	859
10.000% due 06/15/2012 (d)		7,081	6,444
7.630% due 08/15/2012 (d)		3,304	2,926
JSG Funding PLC
9.625% due 10/01/2012		43,603	43,821
K&F Acquisition, Inc.
7.750% due 11/15/2014		12,950	13,144
KRATON Polymers LLC
8.125% due 01/15/2014		23,530	22,706
Qwest Capital Funding, Inc.
7.900% due 08/15/2010		23,360	24,294
7.250% due 02/15/2011		22,250	22,639
Rotech Healthcare, Inc.
9.500% due 04/01/2012		53,257	56,186
Sets Trust
8.850% due 04/02/2007		5,000	5,170
Standard Aero Holdings, Inc.
8.250% due 09/01/2014		6,700	5,527
TRAINS
7.651% due 06/15/2015 (a)		8,780	9,051
UGS Corp.
10.000% due 06/01/2012		7,625	8,349
Universal City Development Partners
11.750% due 04/01/2010		25,695	28,939
Universal City Florida Holding Co.
8.375% due 05/01/2010		3,800	3,733
Ventas Realty LP
8.750% due 05/01/2009		17,040	18,488
6.625% due 10/15/2014		2,270	2,332
7.125% due 06/01/2015		6,475	6,831

			858,106

Industrials 51.7%
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010		15,125	15,390
7.750% due 06/15/2011		11,065	10,595
6.000% due 06/20/2013		30,199	25,745
8.375% due 04/01/2015		12,060	11,608
7.400% due 04/01/2018		1,202	998
8.850% due 08/01/2030		26,143	22,483
AES Ironwood LLC
8.857% due 11/30/2025		49,726	55,196
Alderwoods Group, Inc.
7.750% due 09/15/2012		5,450	5,668
Alliance One International, Inc.
11.000% due 05/15/2012		10,875	9,624
Allied Waste N.A., Inc.
8.500% due 12/01/2008		7,941	8,378
6.375% due 04/15/2011		4,280	4,194
7.875% due 04/15/2013		36,120	37,475
7.250% due 03/15/2015		46,956	47,660
Allied Waste North America, Inc.
8.875% due 04/01/2008		2,500	2,650
9.250% due 09/01/2012		1,261	1,371
American Media Operations, Inc.
10.250% due 05/01/2009		19,564	17,950
AmeriGas Partners LP
8.830% due 04/19/2010		12,103	12,542
7.250% due 05/20/2015		16,300	16,708
Arco Chemical Co.
10.250% due 11/01/2010		1,627	1,798
Argo-Tech Corp.
9.250% due 06/01/2011		2,050	2,112
Armor Holdings, Inc.
8.250% due 08/15/2013		115	124
Arvin Industries , Inc.
6.750% due 03/15/2008		2,651	2,532
ArvinMeritor, Inc.
8.750% due 03/01/2012		42,910	41,301
Aviall, Inc.
7.625% due 07/01/2011		14,595	15,033
Bombardier, Inc.
6.750% due 05/01/2012		14,875	13,834
6.300% due 05/01/2014		8,100	7,128
Bowater, Inc.
9.500% due 10/15/2012		3,800	3,933
6.500% due 06/15/2013		7,450	6,705
Buhrmann US, Inc.
8.250% due 07/01/2014		11,100	11,197
7.875% due 03/01/2015		2,000	1,963
CanWest Media, Inc.
8.000% due 09/15/2012		26,083	26,768
Cascades, Inc.
7.250% due 02/15/2013		8,150	7,457
CCO Holdings LLC
8.750% due 11/15/2013		50,005	47,880
CDRV Investors, Inc.
0.000% due 01/01/2015 (c)		6,900	4,261
Cenveo Corp.
9.625% due 03/15/2012		16,800	18,228
Chart Industries, Inc.
9.125% due 10/15/2015		3,615	3,705
Charter Communications Operating LLC
8.000% due 04/30/2012		6,030	6,030
8.375% due 04/30/2014		7,110	7,110
Chesapeake Energy Corp
6.875% due 01/15/2016		9,375	9,656
2.750% due 11/15/2035		2,725	2,912
Chesapeake Energy Corp.
7.500% due 06/15/2014		19,570	20,842
6.625% due 01/15/2016		10,775	10,964
Choctaw Resort Development Enterprise
7.250% due 11/15/2019		9,500	9,702
Community Health Systems, Inc.
10.228% due 10/19/2006		4,000	4,125
10.000% due 03/13/2007		3,500	3,656
Continental Airlines, Inc.
6.920% due 04/02/2013 (k)		22,943	22,936
7.373% due 12/15/2015		912	794
7.566% due 03/15/2020		3,049	2,720
Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012		21,640	20,017
Crown Americas LLC
7.625% due 11/15/2013		7,800	8,132
7.750% due 11/15/2015		10,625	11,050
CSC Holdings, Inc.
8.125% due 07/15/2009		10,865	11,028
8.125% due 08/15/2009		10,415	10,571
7.625% due 04/01/2011		66,450	66,450
6.750% due 04/15/2012		7,300	6,935
7.875% due 02/15/2018		700	679
DaVita, Inc.
7.250% due 03/15/2015		41,265	41,987
Delhaize America, Inc.
9.000% due 04/15/2031		43,065	50,843
Delta Air Lines, Inc.
7.379% due 05/18/2010		7,673	7,620
7.570% due 11/18/2010		5,600	5,521
Dex Media West LLC
8.500% due 08/15/2010		26,245	27,623
9.875% due 08/15/2013		39,273	43,789
DirecTV Holdings LLC
8.375% due 03/15/2013		6,778	7,320
6.375% due 06/15/2015		24,120	23,698
Dresser, Inc.
9.375% due 04/15/2011		47,190	49,903
Dresser-Rand Group, Inc.
7.375% due 11/01/2014		7,391	7,650
Dura Operating Corp.
8.625% due 04/15/2012		17,755	14,737
Dynegy Danskammer & Roseton LLC
7.270% due 11/08/2010		35,650	35,940
7.670% due 11/08/2016		40,135	40,260
EchoStar DBS Corp.
7.304% due 10/01/2008 (a)		8,205	8,410
6.375% due 10/01/2011		15,345	14,846
6.625% due 10/01/2014		27,030	26,050
El Paso CGP Co.
6.500% due 06/01/2008		7,975	7,935
7.625% due 09/01/2008		13,426	13,695
6.375% due 02/01/2009		5,250	5,171
7.750% due 06/15/2010		2,040	2,091
10.750% due 10/01/2010		21,200	23,877
9.625% due 05/15/2012		2,800	3,101
6.950% due 06/01/2028		5,375	4,905
7.750% due 10/15/2035		4,850	4,832
El Paso Corp.
7.000% due 05/15/2011		5,200	5,187
7.375% due 12/15/2012		37,255	37,628
8.050% due 10/15/2030		2,625	2,691
7.800% due 08/01/2031		29,472	29,546
El Paso Production Holding Co.
7.750% due 06/01/2013		15,770	16,440
Encore Acquisition Co.
6.250% due 04/15/2014		3,175	3,032
Equistar Chemicals LP
10.125% due 09/01/2008		16,315	17,783
8.750% due 02/15/2009		28,475	30,112
Extendicare Health Services, Inc.
9.500% due 07/01/2010		5,240	5,587
Ferrellgas Partners LP
7.080% due 08/01/2006 (k)		5,000	4,994
8.780% due 08/01/2007 (k)		14,000	14,274
7.120% due 08/01/2008 (k)		11,000	10,895
8.870% due 08/01/2009 (k)		7,300	7,617
7.240% due 08/01/2010 (k)		20,000	19,810
8.750% due 06/15/2012		8,843	8,799
Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011		35,810	38,317
Gaylord Entertainment Co.
8.000% due 11/15/2013		11,090	11,672
Georgia-Pacific Corp.
8.000% due 01/15/2024		27,265	26,174
7.375% due 12/01/2025		20,125	18,213
7.250% due 06/01/2028		16,210	14,447
8.875% due 05/15/2031		3,300	3,325
Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012		11,120	12,232
10.250% due 06/15/2007		2,000	2,120
Hanover Compressor Co.
8.500% due 09/01/2008		19,273	20,068
8.625% due 12/15/2010		6,700	7,119
HCA, Inc.
6.950% due 05/01/2012		16,875	17,588
6.300% due 10/01/2012		18,100	18,281
6.750% due 07/15/2013		46,748	48,435
7.190% due 11/15/2015		10,000	10,563
7.690% due 06/15/2025		3,025	3,156
HealthSouth Corp.
8.500% due 02/01/2008		3,600	3,645
8.375% due 10/01/2011		10,375	10,608
7.625% due 06/01/2012		78,245	79,810
Hertz Corp.
8.875% due 01/01/2014		19,800	20,270
Horizon Lines LLC
9.000% due 11/01/2012		5,448	5,761
Host Marriott LP
7.000% due 08/15/2012		4,550	4,687
7.125% due 11/01/2013		30,130	31,486
Ingles Markets, Inc.
8.875% due 12/01/2011		18,110	18,834
Insight Midwest LP
9.750% due 10/01/2009		28,728	29,706
10.500% due 11/01/2010		18,603	19,649
Invensys PLC
9.875% due 03/15/2011		11,250	11,194
ISP Chemco, Inc.
10.250% due 07/01/2011		38,355	41,040
ITT Corp.
7.375% due 11/15/2015		17,762	19,361
JC Penney Co., Inc.
7.650% due 08/15/2016		9,435	10,773
7.125% due 11/15/2023		19,738	22,072
8.125% due 04/01/2027		11,868	12,491
7.400% due 04/01/2037		5,000	5,611
Jefferson Smurfit Corp.
8.250% due 10/01/2012		13,665	13,187
7.500% due 06/01/2013		2,300	2,128
Kappa Beheer BV
10.625% due 07/15/2009		2,485	2,585
L-3 Communications Corp.
6.375% due 10/15/2015		20,550	20,601
Lamar Media Corp.
6.625% due 08/15/2015		7,700	7,767
Legrand Holding S.A.
10.500% due 02/15/2013		7,785	8,836
8.500% due 02/15/2025		16,525	19,954
Mandalay Resort Group
9.375% due 02/15/2010		41,672	45,839
7.625% due 07/15/2013		14,785	15,413
MCI, Inc.
8.735% due 05/01/2014		93,655	103,840
Mediacom Broadband LLC
11.000% due 07/15/2013		40,335	43,562
MGM Mirage, Inc.
8.375% due 02/01/2011		31,510	33,873
6.750% due 09/01/2012		4,580	4,666
6.625% due 07/15/2015		40,430	40,531
7.250% due 08/01/2017		2,750	2,812
Nalco Co.
7.750% due 11/15/2011		22,400	23,128
8.875% due 11/15/2013		14,500	15,261
Newpark Resources, Inc.
8.625% due 12/15/2007		16,430	16,512
Norampac, Inc.
6.750% due 06/01/2013		18,704	18,143
Northwest Airlines, Inc.
6.841% due 10/01/2012 (d)		5,100	4,944
6.810% due 02/01/2020 (d)		14,104	13,294
Novelis, Inc.
7.250% due 02/15/2015		24,550	23,016
Owens-Brockway Glass Container, Inc.
8.875% due 02/15/2009		5,650	5,925
8.750% due 11/15/2012		23,010	24,851
8.250% due 05/15/2013		1,790	1,857
6.750% due 12/01/2014		8,650	8,434
Peabody Energy Corp.
6.875% due 03/15/2013		22,160	23,157
Plains Exploration & Production Co.
7.125% due 06/15/2014		13,225	13,754
PQ Corp.
7.500% due 02/15/2013		10,100	9,444
Premier Entertainment Biloxi LLC
10.750% due 02/01/2012		2,800	2,716
Psychiatric Solutions, Inc.
7.750% due 07/15/2015		2,950	3,061
Quiksilver, Inc.
6.875% due 04/15/2015		20,800	20,124
Qwest Corp.
7.500% due 06/15/2023		7,361	7,352
7.200% due 11/10/2026		8,326	8,118
Rayovac Corp.
8.500% due 10/01/2013		5,975	5,243
Rhodia S.A.
7.625% due 06/01/2010		5,775	5,833
RJ Reynolds Tobacco Holdings, Inc.
7.250% due 06/01/2012		30,674	31,441
Rockwood Specialties Group , Inc.
7.500% due 11/15/2014		6,725	6,733
Rogers Cable, Inc.
7.875% due 05/01/2012		3,500	3,776
6.250% due 06/15/2013		2,300	2,280
6.750% due 03/15/2015		17,380	17,728
Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018		5,300	5,724
7.500% due 10/15/2027		19,550	21,041
Russell Corp.
9.250% due 05/01/2010		6,500	6,622
SemGroup LP
8.750% due 11/15/2015		9,775	10,044
Seneca Gaming Corp.
7.250% due 05/01/2012		6,280	6,351
7.250% due 05/01/2012		15,450	15,624
SESI LLC
8.875% due 05/15/2011		20,279	21,344
Smurfit-Stone Container Enterprises, Inc.
9.750% due 02/01/2011		22,849	23,192
8.375% due 07/01/2012		65,860	64,049
Sonat, Inc.
7.625% due 07/15/2011		31,487	32,195
Spectrum Brands, Inc.
7.375% due 02/01/2015		36,800	30,912
Station Casinos, Inc.
6.500% due 02/01/2014		23,540	23,893
6.875% due 03/01/2016		20,850	21,423
Suburban Propane Partners LP
6.875% due 12/15/2013		12,280	11,543
Sungard Data Systems, Inc.
9.125% due 08/15/2013		26,410	27,466
Superior Essex Communications
9.000% due 04/15/2012		6,395	6,331
Telenet Group Holding NV
1.000% due 06/15/2014 (a)		981	809
Tenet Healthcare Corp.
6.500% due 06/01/2012		2,070	1,904
7.375% due 02/01/2013		18,660	17,307
9.875% due 07/01/2014		4,035	4,106
9.250% due 02/01/2015		3,600	3,591
Tenneco Automotive, Inc.
10.250% due 07/15/2013		34,880	38,281
8.625% due 11/15/2014		20,775	19,736
Tesoro Petroleum Corp.
7.466% due 07/17/2012 (k)		10,000	10,249
TransMontaigne, Inc.
9.125% due 06/01/2010		1,075	1,062
Triad Hospitals, Inc.
7.000% due 05/15/2012		16,550	16,984
7.000% due 11/15/2013		23,413	23,589
Trinity Industries, Inc.
6.500% due 03/15/2014		12,435	12,311
TRW Automotive, Inc.
9.375% due 02/15/2013		29,828	32,438
Tyco International Group S.A.
6.379% due 07/26/2006 (a)		12,500	12,696
United Airlines, Inc.
6.201% due 09/01/2008		2,184	2,142
7.730% due 07/01/2010		26,665	26,555
7.186% due 04/01/2011		70	70
6.602% due 09/01/2013		6,637	6,558
7.783% due 01/01/2014		2,666	2,656
4.090% due 03/02/2049 (a)		4,095	4,096
Unity Media GmbH
10.375% due 02/15/2015		15,150	15,832
UPC Holding BV
8.625% due 01/15/2014		500	567
US Airways Group, Inc.
9.625% due 09/01/2024 (d)		17,690	7,614
9.330% due 01/01/2049 (d)		3,121	25
Valero Energy Corp.
7.800% due 06/14/2010		3,550	3,603
Vintage Petroleum, Inc.
7.875% due 05/15/2011		9,450	9,923
8.250% due 05/01/2012		20,980	22,606
VWR International, Inc.
6.875% due 04/15/2012		12,800	12,768
8.000% due 04/15/2014		32,965	32,965
Williams Cos., Inc.
6.375% due 10/01/2010		6,000	6,023
7.625% due 07/15/2019		36,970	39,835
7.875% due 09/01/2021		71,848	78,135
7.750% due 06/15/2031		3,516	3,727
Wynn Las Vegas LLC
6.625% due 12/01/2014		75,850	74,143
Xerox Capital Trust I
8.000% due 02/01/2027		21,680	22,439
Xerox Corp.
6.875% due 08/15/2011		19,750	20,540
7.625% due 06/15/2013		7,465	7,913
Young Broadcasting, Inc.
10.000% due 03/01/2011		10,295	9,690

			3,658,371

Utilities 17.0%
AES Corp.
8.750% due 05/15/2013		55,965	61,212
American Cellular Corp.
10.000% due 08/01/2011		25,905	28,236
Cincinnati Bell Tele Co.
6.300% due 12/01/2028		2,000	1,830
Cincinnati Bell, Inc.
7.250% due 07/15/2013		41,120	42,970
8.375% due 01/15/2014		33,260	32,886
7.000% due 02/15/2015		10,550	10,392
Citizens Communications Co.
6.250% due 01/15/2013		25,590	24,886
CMS Energy Corp.
7.500% due 01/15/2009		28,350	29,342
8.500% due 04/15/2011		2,000	2,188
2.875% due 12/01/2024		15,575	18,203
El Paso Natural Gas Co.
8.625% due 01/15/2022		7,000	7,977
Exco Resources, Inc.
7.250% due 01/15/2011		2,320	2,366
Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013		18,110	17,793
Intelsat Bermuda Ltd.
8.695% due 01/15/2012 (a)		9,300	9,498
8.250% due 01/15/2013		11,615	11,789
8.625% due 01/15/2015		19,750	20,046
IPALCO Enterprises, Inc.
8.375% due 11/14/2008		12,880	13,556
8.625% due 11/14/2011		9,043	9,902
Midwest Generation LLC
8.560% due 01/02/2016		97,221	105,789
8.750% due 05/01/2034		30,650	33,907
Mobile Telesystems Finance S.A.
8.375% due 10/14/2010		7,300	7,656
8.000% due 01/28/2012		7,600	7,771
MSW Energy Holdings LLC
8.500% due 09/01/2010		600	642
New Skies Satellites NV
9.572% due 11/01/2011 (a)		1,250	1,306
9.125% due 11/01/2012		750	805
Northwest Pipeline Corp.
7.125% due 12/01/2025		4,300	4,649
NRG Energy, Inc.
8.000% due 12/15/2013		24,483	27,421
PSEG Energy Holdings LLC
10.000% due 10/01/2009		15,025	16,603
8.500% due 06/15/2011		67,255	72,299
Qwest Communications International, Inc.
7.250% due 02/15/2011		61,765	63,309
7.500% due 02/15/2014		143,241	147,897
Qwest Corp.
8.875% due 03/15/2012		38,795	43,935
Reliant Energy, Inc.
9.250% due 07/15/2010		33,295	33,461
9.500% due 07/15/2013		19,240	19,384
6.750% due 12/15/2014		52,735	46,275
Rocky River Realty
8.810% due 04/14/2007 (k)		1,132	1,154
Rogers Wireless Communications, Inc.
7.250% due 12/15/2012		3,600	3,803
8.000% due 12/15/2012		14,295	15,206
6.375% due 03/01/2014		15,325	15,440
7.500% due 03/15/2015		19,460	21,114
Rural Cellular Corp.
8.370% due 03/15/2010 (a)		1,500	1,549
8.250% due 03/15/2012		19,605	20,781
Sierra Pacific Power Co.
7.803% due 06/15/2012		17,100	18,188
6.950% due 06/01/2022		5,000	5,025
7.100% due 11/02/2023		4,200	4,242
Sonat, Inc.
7.000% due 02/01/2018		1,500	1,433
South Point Energy
8.400% due 05/30/2012		44,125	40,623
Tenaska Alabama Partners LP
7.000% due 06/30/2021		11,835	11,966
Time Warner Telecom, Inc.
10.125% due 02/01/2011		10,750	11,314
9.250% due 02/15/2014		15,700	16,642
Triton PCS, Inc.
8.500% due 06/01/2013		14,559	13,613
Wilmington Trust Co. - Tucson Electric
10.210% due 01/01/2009 (k)		305	310
10.732% due 01/01/2013 (k)		8,006	8,493
Wind Acquisition Finance S.A.
10.750% due 12/01/2015		15,005	15,568

			1,204,645

Total Corporate Bonds & Notes (Cost $5,630,912)			5,721,122

U.S. GOVERNMENT AGENCIES 0.0%
Fannie Mae
5.500% due 09/01/2017		36	37

Total U.S. Government Agencies (Cost $38)			37

U.S. TREASURY OBLIGATIONS 0.4%
U.S. Treasury Note
3.875% due 05/15/2010		28,700	28,165

Total U.S. Treasury Obligations (Cost $28,138)			28,165

MORTGAGE-BACKED SECURITIES 0.1%
RMF Commercial Mortgage Pass-Through Certificates
9.150% due 11/28/2027		4,311	3,969

Total Mortgage-Backed Securities (Cost $4,082)			3,969

SOVEREIGN ISSUES 4.7%
Brazilian Government International Bond
5.250% due 04/15/2009 (a)		329	328
11.000% due 01/11/2012		35,875	43,857
10.250% due 06/17/2013		800	964
10.500% due 07/14/2014		20,150	24,744
8.000% due 01/15/2018		121,213	131,092
12.250% due 03/06/2030		20,200	29,189
8.250% due 01/20/2034		6,000	6,384
11.000% due 08/17/2040		33,400	43,094
Guatemala Government Bond
9.250% due 08/01/2013		6,180	7,215
Panama Government International Bond
8.875% due 09/30/2027		11,425	13,653
9.375% due 04/01/2029		9,575	12,089
Peru Government International Bond
9.125% due 02/21/2012		10,990	12,611
9.875% due 02/06/2015		6,600	7,953

Total Sovereign Issues (Cost $298,417)			333,173

FOREIGN CURRENCY-DENOMINATED ISSUES (m) 9.7%
Cirsa Finance Luxembourg S.A.
8.750% due 05/15/2014	EC	600	746
Cognis Holding GmbH
9.500% due 05/15/2014		1,000	1,273
11.139% due 01/15/2015 (a)(e)		792	850
Eircom Funding
8.250% due 08/15/2013		3,090	4,070
JSG Funding PLC
10.125% due 10/01/2012		26,675	34,107
5.664% due 11/29/2014 (a)		6,700	7,870
Ineos Group Holding
4.000% due 10/07/2006 (a)		15,060	17,874
JSG Holding PLC
11.500% due 10/01/2015 (e)		9,621	10,797
Kappa Beheer BV
10.625% due 07/15/2009		1,095	1,342
Lighthouse International Co. S.A.
8.000% due 04/30/2014		44,175	55,633
Rhodia S.A.
8.000% due 06/01/2010		15,715	19,628
SigmaKalon Group BV
4.587% due 06/30/2012 (a)		3,500	4,062
Telenet Communications NV
9.000% due 12/15/2013		14,000	18,439
United Biscuits Finance Ltd.
10.750% due 04/15/2011	BP	3,000	5,523
UPC Financing Partnership
4.672% due 09/15/2012 (a)	EC	13,270	15,652
UPC Holding BV
7.750% due 01/14/2015		1,100	1,219

Total Foreign Currency-Denominated Issues (Cost $187,788)			199,085

		Shares
COMMON STOCKS 0.0%
Technology 0.0%
Reliant Resources, Inc. - Warrants Exp. 08/25/2008		65,885	424
Transportation 0.0%
US Airways Group, Inc.		12,224	10

Total Common Stocks (Cost $0)			434

CONVERTIBLE PREFERRED STOCK 0.1%
Celanese Corp.
4.250% due 12/31/2049		72,500	2,048
Chesapeake Energy Corp.
4.500% due 12/31/2049		37,600	3,629

Total Convertible Preferred Stock (Cost $5,443)			5,677

		Principal Amount (000s)
CONVERTIBLE BONDS & NOTES 0.0%
Pride International, Inc.
3.250% due 05/01/2033		$1,000	1,323
Sinclair Broadcast Group, Inc.
4.875% due 07/15/2018 (a)		1,000	871

			2,194

Total Convertible Bonds & Notes (Cost $1,916)			2,194

		Shares
PREFERRED SECURITY 0.4%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		25,808	26,711

Total Preferred Security (Cost $26,744)			26,711

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS (m) 6.8%
Commercial Paper 4.8%
Danske Corp.
4.270% due 01/03/2006		$126,700	126,700
Federal Home Loan Bank
3.350% due 01/03/2006		46,000	46,000
UBS Finance Delaware LLC
4.190% due 01/03/2006		114,700	114,700
4.300% due 01/03/2006		52,100	52,100

			339,500

Repurchase Agreements 0.9%
Lehman Brothers, Inc.
3.750% due 07/01/2010		4,875	4,875
(Dated 12/30/2005. Collateralized by United Rentals N.A., Inc. 6.500% due 02/15/2012 valued at $5,003. Repurchase proceeds are $4,893.)
State Street Bank
3.900% due 01/03/2006		58,665	58,665
(Dated 12/30/2005. Collateralized by Federal Farm Credit Bank 2.500% due 03/15/2006 valued at $59,841. Repurchase proceeds are $58,690.)

			63,540

France Treasury Bills 0.8%
2.286% due 02/23/2006-03/30/2006 (g)	EC	46,500	54,849
U.S. Treasury Bills 0.3%
3.868% due 03/02/2006-03/16/2006 (f)(g)(h)		$23,695	23,516

Total Short-Term Instruments (Cost $480,859)			481,405

Total Investments (b) (Cost $6,919,752)		99.7%	$7,056,994
Written Options (j) (Premiums $3,611)		(0.0%)	(2,758)
Other Assets and Liabilities (Net)		0.3%	21,443

Net Assets		100.0%	$7,075,679

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) As of December 31, 2005, portfolio securities with an aggregate market value of $280,642 were valued with reference to securities whose prices are more readily obtainable.

(c) Security becomes interest bearing at a future date.

(d) Security is in default.

(e) Payment in-kind bond security.

(f) Securities with an aggregate market value of $4,710 have been pledged as collateral for swap and swaption contracts on December 31, 2005.

(g) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h) Securities with an aggregate market value of $18,311 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar Futures	Long	09/2006	3,237	$(81)
90-Day Eurodollar Futures	Long	12/2006	6,222	(592)
U.S. Treasury 10-Year Note Futures	Long	03/2006	66	68

				$(605)

(i) Swap agreements outstanding on December 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-month USD-LIBOR	Pay	5.000%	06/21/2011	$387,000	$1,385
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2011	113,700	455
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2013	12,500	(89)

						$1,751

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2006	$6,500	$(14)
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	10,000	(62)
Bank of America	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.940%	09/20/2010	3,000	43
Bear Stearns & Co., Inc.	CSC Holdings, Inc. 7.000% due 04/15/2012	Sell	0.800%	03/20/2006	3,000	(1)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.100%	03/20/2006	14,750	(84)
Bear Stearns & Co., Inc.	Electronic Data Systems Corp. 6.500% due 08/01/2013	Sell	1.050%	09/20/2006	4,900	37
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	4,000	(41)
Bear Stearns & Co., Inc.	CSC Holdings, Inc. 6.750% due 04/15/2012	Sell	2.150%	12/20/2007	2,000	19
Bear Stearns & Co., Inc.	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	1.250%	12/20/2007	3,000	20
Bear Stearns & Co., Inc.	CMS Energy Corp. 7.500% due 01/15/2009	Sell	1.810%	12/20/2010	3,525	19
Citibank N.A.	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.650%	12/20/2007	3,000	30
Credit Suisse First Boston	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.600%	03/20/2006	7,500	27
Credit Suisse First Boston	Gaz Capital S.A. 8.625% due 04/28/2034	Sell	0.720%	04/20/2006	12,000	35
Credit Suisse First Boston	Bombardier, Inc. 6.750% due 05/01/2012	Sell	1.400%	06/20/2006	5,000	(5)
Credit Suisse First Boston	Bombardier, Inc. 6.750% due 05/01/2012	Sell	1.850%	12/20/2006	3,000	(6)
Credit Suisse First Boston	Reliant Energy, Inc. 9.250% due 07/15/2010	Sell	3.000%	12/20/2007	2,000	(23)
Credit Suisse First Boston	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.940%	09/20/2010	4,560	65
Credit Suisse First Boston	CMS Energy Corp. 7.500% due 01/15/2009	Sell	1.800%	12/20/2010	6,175	30
Credit Suisse First Boston	CMS Energy Corp. 8.500% due 04/05/2011	Sell	1.700%	12/20/2010	7,000	1
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	6.000%	03/20/2006	6,750	51
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	7.500%	03/20/2006	6,700	74
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.950%	06/20/2007	2,000	(60)
Goldman Sachs & Co.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.770%	12/20/2010	5,900	20
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.070%	03/20/2006	10,000	(83)
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	1.200%	03/20/2006	10,000	(344)
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	1.210%	03/20/2006	10,000	(344)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	2,000	(21)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.500%	06/20/2006	3,000	(18)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	3,000	(22)
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	2.800%	06/20/2006	10,000	(638)
J.P. Morgan Chase & Co.	Bombardier, Inc. 6.750% due 05/01/2012	Sell	1.600%	09/20/2006	3,500	(8)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.100%	03/20/2006	7,000	(40)
Lehman Brothers, Inc.	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Sell	1.750%	06/20/2006	7,400	11
Lehman Brothers, Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.350%	12/20/2009	2,000	(143)
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.000%	06/20/2006	4,000	(15)
Merrill Lynch & Co., Inc.	PSEG Energy Holdings, Inc. 7.750% due 04/16/2007	Sell	2.950%	12/04/2006	6,500	81
Merrill Lynch & Co., Inc.	PSEG Energy Holdings, Inc. 8.625% due 02/15/2008	Sell	3.000%	12/20/2006	5,000	68
Merrill Lynch & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%	09/20/2009	10,000	(419)
Merrill Lynch & Co., Inc.	Lyondell Chemical Co. 10.500% due 06/01/2013	Sell	2.950%	12/20/2009	5,000	147
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	6.250%	03/20/2006	10,000	84
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%	06/20/2006	3,000	(21)
Morgan Stanley Dean Witter & Co.	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.450%	09/20/2007	5,000	(28)
Morgan Stanley Dean Witter & Co.	MCI, Inc. 7.735% due 05/01/2014	Sell	3.300%	12/20/2007	5,000	302
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	7.500%	03/20/2006	2,000	22
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.000%	12/20/2006	1,775	3
UBS Warburg LLC	General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%	09/20/2008	14,000	(2,715)

						$(3,966)

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(j) Written options outstanding on December 31, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$110.000	02/24/2006	2,527	$1,097	$1,420
Call - CBOT U.S. Treasury 10-Year Note March Futures	111.000	02/24/2006	2,358	434	590
Call - CBOT U.S. Treasury Note March Futures	112.000	02/24/2006	1,581	835	173
Put - CBOT U.S. Treasury Note March Futures	106.000	02/24/2006	4,885	637	382

				$3,003	$2,565

Name of Issuer	Counterparty	Exercise Rate		Date	Notional Amount	Premium	Value
Put - OTC 7-Year Interest Rate Swap	Citibank N.A.	5.500	%*	06/02/2006	$56,800	$318	$168
Put - OTC 7-Year Interest Rate Swap	Citibank N.A.	4.000	%*	06/02/2006	56,800	290	25

						$608	$193

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.

(k) Restricted securities as of December 31, 2005:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	08/11/2003	$21,108	$21,131	0.30%
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	21,334	22,936	0.32
Ferrellgas Partners LP	8.780%	08/01/2007	06/30/2003	14,818	14,274	0.20
Ferrellgas Partners LP	8.870%	08/01/2009	06/30/2003	7,972	7,617	0.11
Ferrellgas Partners LP	7.120%	08/01/2008	03/16/2004	11,102	10,895	0.15
Ferrellgas Partners LP	7.240%	08/01/2010	10/17/2001	20,014	19,810	0.28
Ferrellgas Partners LP	7.080%	08/01/2006	01/28/2003	4,970	4,994	0.07
RockyRiver Realty	8.810%	04/14/2007	11/22/2000	1,536	1,154	0.02
Tesoro Petroleum Corp.	8.670%	07/17/2012	04/10/2003	9,953	10,249	0.14
Wilmington Trust Co.-Tucson Electric	10.730%	01/01/2013	01/07/1993	7,877	8,593	0.11
Wilmington Trust Co.-Tucson Electric	10.210%	01/01/2009	07/28/1995	305	310	0.00

				$120,749	$121,437	1.70%

(l) Short sales open on December 31, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Valueà
United Rentals N.A., Inc.	6.500%	02/15/2012	$5,000	$4,810	$5,019

à	Market value includes $125 of interest payable on short sales.

(m) Forward foreign currency contracts outstanding on December 31, 2005:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	145	01/2006	$0	$(3)	$(3)
Sell		3,081	01/2006	0	(12)	(12)
Buy	EC	60,486	01/2006	582	(42)	540
Sell		121,315	01/2006	652	(106)	546
Sell		187,000	02/2006	999	0	999
Buy	JY	8,669,090	01/2006	409	0	409

				$2,642	$(163)	$2,479

Schedule of Investments

International StocksPLUS® TR Strategy Fund

December 31, 2005 (Unaudited)

		Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 1.3%
Banking & Finance 0.5%
Banque Centrale de Tunisie
7.375% due 04/25/2012		$39	$44
Ford Motor Credit Co.
7.000% due 10/01/2013		1,100	941
General Motors Acceptance Corp.
5.625% due 05/15/2009		500	445

			1,430

Industrials 0.6%
Cox Communications, Inc.
4.407% due 12/14/2007 (a)		500	504
DaimlerChrysler N.A. Holding Corp.
4.960% due 09/10/2007 (a)		900	902
Williams Cos., Inc.
6.375% due 10/01/2010		200	201

			1,607

Utilities 0.2%
SBC Communications, Inc.
4.125% due 09/15/2009		500	483
TXU Energy Co. LLC
4.920% due 01/17/2006 (a)		225	225

			708

Total Corporate Bonds & Notes			3,745
(Cost $3,866)

MUNICIPAL BONDS & NOTES 1.4%
Akron, Ohio Community Learning Centers Income Tax Revenue Bonds, (FGIC Insured), Series 2004-A
5.000% due 12/01/2033		70	73
Austin, Texas State University Systems Financing Revenue Bonds, Series 2004
5.000% due 03/15/2030		1,020	1,064
5.000% due 03/15/2034		1,020	1,060
California State Economic Recovery General Obligation Bonds, (MBIA Insured), Series 2005
6.370% due 07/01/2012 (a)		150	175
Dallas, Texas Independant School District General Obligation Bonds, (PSF-GTD Insured), Series 2004
5.000% due 02/15/2026		100	105
New York City Municipal Water Finance Authority Revenue Bonds, Series 2005
6.660% due 06/15/2034 (a)		510	544
State of Texas Highway Improvement General Obligation Bonds, Series 2005
6.896% due 04/01/2035 (a)		150	152
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.625% due 06/01/2037		900	907

Total Municipal Bonds & Notes			4,080
(Cost $4,022)

U.S. GOVERNMENT AGENCIES 66.0%
Fannie Mae
3.500% due 05/25/2009 - 04/25/2017 (c)		505	501
4.000% due 08/25/2009		1,070	1,066
4.197% due 11/01/2034 (a)		1,768	1,749
4.363% due 10/01/2044 (a)		640	646
4.441% due 02/01/2035 (a)		1,370	1,356
4.499% due 03/25/2034 (a)		96	96
4.541% due 05/25/2034 (a)		85	85
4.629% due 08/25/2030 - 08/01/2035 (a)(c)		1,443	1,440
4.680% due 10/01/2035 (a)		1,368	1,361
4.683% due 07/01/2035 (a)		2,639	2,616
4.687% due 10/01/2035 (a)		1,373	1,365
4.715% due 10/01/2035 (a)		1,377	1,370
4.729% due 09/25/2042 (a)		1,347	1,353
4.841% due 02/01/2034 (a)		1,224	1,213
4.905% due 09/01/2035 (a)		2,552	2,547
5.000% due 04/25/2014 - 11/01/2035 (c)		11,020	10,794
5.375% due 11/25/2023 (a)		350	361
5.454% due 07/01/2032 (a)		199	197
5.500% due 02/01/2024 - 02/13/2036 (c)		147,963	146,559
5.650% due 09/01/2031 (a)		6	6
5.906% due 04/25/2024 (a)		314	325
Freddie Mac
2.750% due 02/15/2012		1,072	1,064
3.500% due 03/15/2010 - 01/15/2023 (c)		5,472	5,383
4.363% due 10/25/2044 (a)		543	546
4.410% due 09/01/2035 (a)		3,524	3,482
4.500% due 09/15/2020		1,337	1,328
4.569% due 10/15/2020 (a)		1,466	1,467
4.769% due 05/15/2029 (a)		72	72
5.000% due 09/01/2035		496	480
5.500% due 08/15/2030 - 05/01/2035 (c)		4,629	4,593
Government National Mortgage Association
4.125% due 11/20/2024 (a)		179	180
4.770% due 03/16/2032 (a)		65	66

Total U.S. Government Agencies			195,667
(Cost $195,914)

U.S. TREASURY OBLIGATIONS 33.0%
Treasury Inflation Protected Securities (b)
1.875% due 07/15/2013		3,879	3,827
1.875% due 07/15/2015		410	403
U.S. Treasury Bonds
8.125% due 08/15/2019		900	1,221
8.750% due 05/15/2017		9,000	12,362
8.875% due 08/15/2017		1,700	2,363
U.S. Treasury Notes
3.500% due 02/15/2010		3,900	3,774
3.625% due 06/15/2010		18,700	18,154
3.875% due 05/15/2010		45,460	44,613
4.250% due 11/15/2013		1,600	1,585
4.250% due 08/15/2014		6,600	6,530
4.250% due 11/15/2014		3,100	3,065

Total U.S. Treasury Obligations			97,897
(Cost $97,875)

MORTGAGE-BACKED SECURITIES 6.9%
Banc of America Large Loan
4.569% due 11/15/2015 (a)		262	263
Bank of America Mortgage Securities
4.829% due 01/25/2034 (a)		317	319
5.000% due 05/25/2034		293	288
Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035 (a)		1,272	1,248
4.799% due 11/25/2035 (a)		672	666
Bear Stearns Alt-A Trust
5.424% due 05/25/2035 (a)		827	830
Countrywide Alternative Loan Trust
4.369% due 10/25/2035 (a)		1,284	1,284
4.500% due 06/25/2035		1,182	1,167
4.650% due 02/25/2036 (a)		1,300	1,301
Countrywide Home Loan Mortgage Pass-Through Trust
4.649% due 04/25/2034 (a)		30	30
4.659% due 08/25/2034 (a)		213	213
4.669% due 04/25/2035 (a)		885	884
4.699% due 03/25/2035 (a)		779	778
Downey Savings & Loan Association Mortgage Loan Trust
5.387% due 07/19/2044 (a)		491	496
First Horizon Alternative Mortgage Securities
4.501% due 03/25/2035 (a)		742	734
First Republic Mortgage Loan Trust
4.719% due 11/15/2031 (a)		265	266
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		279	278
GSR Mortgage Loan Trust
4.541% due 09/25/2035 (a)		672	662
5.500% due 11/25/2035		1,077	1,081
GSRPM Mortgage Loan Trust
5.079% due 01/25/2032 (a)		53	54
JP Morgan Chase Commercial Mortgage Securities Corp.
3.175% due 01/12/2037		574	569
LB-UBS Commercial Mortgage Trust
2.720% due 03/15/2027		657	636
Residential Accredit Loans, Inc.
4.779% due 03/25/2033 (a)		272	273
Residential Asset Securitization Trust
4.779% due 05/25/2033 (a)		481	482
Structured Asset Mortgage Investments , Inc.
4.659% due 02/25/2035 (a)		1,200	1,201
Washington Mutual Mortgage Securities Corp.
4.649% due 12/25/2027 (a)		1,154	1,154
4.689% due 01/25/2045 (a)		783	783
4.699% due 01/25/2045 (a)		802	800
Wells Fargo Mortgage-Backed Securities Trust
3.540% due 09/25/2034 (a)		105	104
3.989% due 01/25/2035 (a)		941	922
4.362% due 05/25/2035 (a)		579	572

Total Mortgage-Backed Securities			20,338
(Cost $20,382)

ASSET-BACKED SECURITIES 1.8%
ACE Securities Corp.
4.489% due 10/25/2035 (a)		639	640
Amortizing Residential Collateral Trust
4.669% due 07/25/2032 (a)		1	1
Bank One Issuance Trust
4.419% due 10/15/2008 (a)		1,000	1,001
GSAMP Trust
4.669% due 03/25/2034 (a)		347	347
HFC Home Equity Loan Asset-Backed Certificates
4.720% due 10/20/2032 (a)		118	118
Quest Trust
4.939% due 06/25/2034 (a)		213	214
Residential Asset Mortgage Products, Inc.
4.519% due 04/25/2026 (a)		99	99
SLM Student Loan Trust
4.220% due 07/25/2013 (a)		1,258	1,259
Structured Asset Securities Corp.
4.879% due 05/25/2032 (a)		44	44
4.900% due 04/25/2035 (a)		1,312	1,285
Truman Capital Mortgage Loan Trust
4.719% due 01/25/2034 (a)		33	33
Wells Fargo Home Equity Trust
4.549% due 09/25/2034 (a)		267	267

Total Asset-Backed Securities			5,308
(Cost $5,337)

SOVEREIGN ISSUES 1.1%
Brazilian Government International Bond
8.000% due 01/15/2018		422	456
9.760% due 06/29/2009 (a)		440	509
14.500% due 10/15/2009		80	103
Hong Kong Government International Bond
5.125% due 08/01/2014		500	502
Mexico Government International Bond
10.375% due 02/17/2009		562	648
Panama Government International Bond
9.625% due 02/08/2011		258	303
Peru Government International Bond
9.125% due 02/21/2012		437	501
Russia Government International Bond
5.000% due 03/31/2030 (a)		20	23
8.250% due 03/31/2010		240	256

Total Sovereign Issues			3,301
(Cost $3,236)

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 0.1%
Republic of Germany
5.500% due 01/04/2031	EC	200	311

Total Foreign Currency-Denominated Issues			311
(Cost $314)

		Notional Amount (000s)
PURCHASED CALL OPTIONS 0.0%
2-Year Interest Rate Swap (OTC)
Strike @ 4.500%* Exp. 04/04/2006		3,000	2
Strike @ 4.500%* Exp. 04/06/2006		2,800	2
Strike @ 4.750%* Exp. 05/02/2006		6,500	15
Strike @ 4.750%* Exp. 08/07/2006		7,200	27
Strike @ 4.500%* Exp. 10/04/2006		3,500	9
Strike @ 4.250%* Exp. 10/11/2006		3,000	4
Strike @ 4.500%* Exp. 10/18/2006		5,100	14
Strike @ 4.250%* Exp. 10/24/2006		2,300	3
Strike @ 4.250%* Exp. 10/25/2006		4,700	7
U.S. Dollar versus Japanese Yen (OTC)
Strike @ JY120.700 Exp. 12/11/2006		500	4

Total Purchased Call Options			87
(Cost $140)

		# of Contracts
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $91.750 Exp. 12/18/2006		37	0

Total Purchased Put Options			0
(Cost $0)

		Shares
PREFERRED STOCK 0.0%
Fannie Mae
7.000% due 12/31/2049 (a)		1,550	85

Total Preferred Stock			85
(Cost $78)

EXCHANGE-TRADED FUNDS 2.4%
iShares MSCI EAFE Trust		118,236	7,030

Total Exchange-Traded Funds			7,030
(Cost $6,269)

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS 43.0%
Commercial Paper 37.1%
Anz (Delaware), Inc.
4.270% due 02/22/2006		$1,600	1,590
Barclays U.S. Funding Corp.
4.305% due 02/28/2006		1,100	1,093
BNP Paribas Finance
4.305% due 02/28/2006		4,200	4,172
4.430% due 04/20/2006		2,800	2,762
Cox Communications, Inc.
3.811% due 01/17/2006		400	400
Danske Corp.
4.260% due 01/09/2006		5,000	4,996
Dexia Delaware LLC
4.380% due 03/14/2006		3,600	3,568
DnB NORBank ASA
4.385% due 03/13/2006		3,400	3,370
4.440% due 04/21/2006		4,200	4,142
4.470% due 04/28/2006		700	690
Fannie Mae
4.083% due 03/08/2006		300	298
4.089% due 03/22/2006		6,500	6,435
4.240% due 03/15/2006		2,100	2,081
Federal Home Loan Bank
3.350% due 01/03/2006		7,800	7,800
ForeningsSparbanken AB
4.405% due 03/28/2006		7,400	7,320
Freddie Mac
4.354% due 05/16/2006		2,500	2,458
General Electric Capital Corp.
4.380% due 03/15/2006		5,700	5,648
HBOS Treasury Services PLC
4.285% due 02/24/2006		3,700	3,677
4.310% due 02/27/2006		1,400	1,391
National Australia Funding, Inc.
4.290% due 01/05/2006		7,400	7,398
Nordea N.A., Inc.
4.295% due 02/22/2006		2,300	2,286
Nordea North America, Inc.
4.375% due 03/09/2006		1,700	1,686
Skandinaviska Enskilda Banken AB
4.255% due 02/17/2006		4,000	3,979
Societe Generale N.A.
4.380% due 03/20/2006		6,100	6,040
4.430% due 04/20/2006		1,000	986
Svenska Handelsbanken, Inc.
4.400% due 03/23/2006		6,700	6,632
UBS Finance Delaware LLC
4.190% due 01/03/2006		500	500
4.290% due 01/03/2006		1,400	1,400
4.415% due 04/17/2006		5,700	5,624
4.440% due 04/28/2006		1,200	1,182
Westpac Capital Corp.
4.330% due 02/21/2006		4,100	4,076
Westpac Trust Securities NZ Ltd.
4.440% due 04/28/2006		4,200	4,138

			109,818

Repurchase Agreements 5.7%
Credit Suisse First Boston
3.400% due 01/03/2006		12,100	12,100
(Dated 12/30/2005. Collateralized by U.S. Treasury Notes 3.875% due 05/15/2010 valued at $12,390. Repurchase proceeds are $12,105.)
State Street Bank
3.900% due 01/03/2006		4,862	4,862
(Dated 12/30/2005. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $4,962. Repurchase proceeds are $4,864.)

			16,962

U.S. Treasury Bills 0.2%
3.834% due 03/02/2006-03/16/2006 (c)(e)(f)		595	590

Total Short-Term Instruments (Cost $127,406)			127,370

Total Investments (d) (Cost $464,839)		157.0%	$465,219
Written Options (h) (Premiums $133)		(0.0%)	(97)
Other Assets and Liabilities (Net)		(57.0%)	(168,722)

Net Assets		100.0%	$296,400

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) As of December 31, 2005, portfolio securities with an aggregate market value of $2,501 were valued with reference to securities whose prices are more readily obtainable.

(e) Securities with an aggregate market value of $248 have been pledged as collateral for swap and swaption contracts on December 31, 2005.

(f) Securities with an aggregate market value of $342 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
30-Day Federal Fund Futures	Long	12/2005	28	$1
90-Day Eurodollar Futures	Long	03/2006	40	(21)
90-Day Eurodollar Futures	Long	06/2006	59	(1)
90-Day Eurodollar Futures	Long	03/2007	47	0
Euro-Bund 10-Year Note Futures	Long	03/2006	2	2
Japan Government Bond 10-Year Bond Futures	Long	03/2006	1	5
U.S. Treasury 10-Year Note Futures	Long	03/2006	10	8
U.S. Treasury 30-Year Bond Futures	Long	03/2006	41	57

				$51

(g) Swap agreements outstanding on December 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month EC-LIBOR	Receive	4.000%	12/15/2014	EC	1,900	$(5)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		2,400	(46)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	130,000	(33)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		130,000	(43)
Bank of America	3-month USD-LIBOR	Pay	5.000%	06/21/2011		$3,800	18
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2016		5,800	(77)
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016		7,200	(96)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		5,700	(76)
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	06/21/2011		8,200	2

							$(356)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.650%	05/25/2006	$500	$(1)
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	200	2
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.650%	09/20/2006	300	(8)
Lehman Brothers, Inc.	Republic of Turkey 11.875% due 01/15/2030	Buy	(2.260%)	09/20/2010	200	(6)
Lehman Brothers, Inc.	Republic of Turkey 11.875% due 01/15/2030	Buy	(2.110%)	10/20/2010	100	(3)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG5 Index	Sell	2.000%	12/20/2010	700	1
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	500	2
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.580%	06/20/2006	100	(1)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	300	(8)
Morgan Stanley Dean Witter & Co.	Republic of Turkey 11.875% due 01/15/2030	Buy	(2.200%)	10/20/2010	100	(4)

						$(26)

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	iShares MSCI EAFE Index Fund	1-month LIBOR plus 0.100%	04/12/2006	$2,712	$(27)
Goldman Sachs & Co.	iShares MSCI EAFE Index Fund	1-month LIBOR plus 0.100%	09/15/2006	2,118	870

					$843

(h) Written options outstanding on December 31, 2005:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call-OTC 5-Year Interest Rate Swap	Citibank N.A.	4.540	%*	04/04/2006	$600	$4	$1
Call-OTC 5-Year Interest Rate Swap	Citibank N.A.	4.540	%*	10/04/2006	900	11	6
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.540	%*	04/06/2006	1,200	9	3
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.780	%*	05/02/2006	2,800	18	18
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.780	%*	08/07/2006	3,100	26	29
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.300	%*	10/11/2006	1,300	10	5
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.320	%*	10/25/2006	2,000	14	9
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.560	%*	10/18/2006	2,200	22	17
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	4.540	%*	04/04/2006	700	5	1
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.540	%*	10/04/2006	600	7	4
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	4.310	%*	10/24/2006	1,000	7	4

						$133	$97

*	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(i) Short sales open on December 31, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Valueà
U.S. Treasury Note	4.000%	11/15/2012	$400	$388	$395
U.S. Treasury Note	3.875%	02/15/2013	600	577	581

				$965	$976

à	Market value includes $3 of interest payable on short sales.

(j) Forward foreign currency contracts outstanding on December 31, 2005:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	A$	21,108	01/2006	$135	$(13)	$122
Buy	BP	200	01/2006	1	0	1
Sell		41,779	01/2006	442	(86)	356
Buy	CP	8,452	02/2006	0	0	0
Sell	DK	10,183	03/2006	5	(11)	(6)
Buy	EC	370	01/2006	0	0	0
Sell		8,374	01/2006	3	(59)	(56)
Sell		70,149	02/2006	130	(414)	(284)
Sell	H$	21,691	01/2006	1	0	1
Buy	JY	12,070	01/2006	1	0	1
Sell		8,233,437	01/2006	159	(185)	(26)
Sell	N$	323	01/2006	5	0	5
Sell	NK	10,160	03/2006	7	(5)	2
Buy	S$	1,350	02/2006	11	0	11
Sell		3,193	02/2006	5	(2)	3
Sell	SF	26,815	03/2006	67	(43)	24
Sell	SK	50,630	03/2006	7	(71)	(64)

				$979	$(889)	$90

Schedule of Investments

Investment Grade Corporate Bond Fund

December 31, 2005 (Unaudited)

	Principal Amount (000s)			Value (000s)
CORPORATE BONDS & NOTES 73.9%
Banking & Finance 32.7%
AIG SunAmerica Global Financing VII
5.850% due 08/01/2008		$200		$204
The Allstate Corp.
7.200% due 12/01/2009		200		216
American International Group, Inc.
2.875% due 05/15/2008		300		287
Archstone-Smith Trust
7.900% due 02/15/2016		25		28
AvalonBay Communities, Inc.
6.125% due 11/01/2012		50		52
BAE Systems Holdings, Inc.
4.740% due 08/15/2008 (a)		100		100
Bank of America Corp.
3.875% due 01/15/2008		50		49
4.750% due 08/15/2013		300		294
4.750% due 08/01/2015		500		486
4.757% due 09/06/2007 (a)		175		176
Bank One Corp.
5.250% due 01/30/2013		100		100
7.600% due 05/01/2007		60		62
9.875% due 03/01/2009		50		57
Bank One N.A.
4.727% due 10/01/2007 (a)		100		100
BB&T Corp.
6.500% due 08/01/2011		30		32
Bear Stearns Cos., Inc.
5.700% due 01/15/2007		300		302
5.700% due 11/15/2014		200		207
BNP Paribas S.A.
5.186% due 06/29/2049 (a)		400		389
Canadian Oil Sands Ltd.
4.800% due 08/10/2009		245		241
CIT Group , Inc.
4.567% due 12/19/2007 (a)		200		200
7.750% due 04/02/2012		240		273
Citigroup, Inc.
4.500% due 06/04/2007 (a)		135		135
5.000% due 09/15/2014		200		197
5.625% due 08/27/2012		200		206
6.000% due 02/21/2012		190		200
7.750% due 12/01/2036		500		526
Deutsche Telekom International Finance BV
8.000% due 06/15/2010		330		375
Devon Financing Corp. ULC
7.875% due 09/30/2031		100		127
Fleet National Bank
5.750% due 01/15/2009		175		179
Ford Motor Credit Co.
5.700% due 01/15/2010		100		85
6.500% due 01/25/2007		270		261
7.000% due 10/01/2013		100		86
Gazprom
7.201% due 02/01/2020		100		107
General Electric Capital Corp.
4.281% due 10/21/2010 (a)		500		501
4.561% due 06/22/2007 (a)		100		100
5.450% due 01/15/2013		350		359
6.750% due 03/15/2032		500		589
7.875% due 12/01/2006		10		10
General Motors Acceptance Corp.
6.875% due 09/15/2011		50		46
Goldman Sachs Group LP
4.500% due 06/15/2010		250		245
Goldman Sachs Group, Inc.
4.591% due 12/22/2008 (a)		200		200
5.250% due 10/15/2013		300		300
5.700% due 09/01/2012		275		283
6.125% due 02/15/2033		100		105
6.600% due 01/15/2012		100		108
HBOS Capital Funding LP
6.071% due 06/30/2049 (a)		300		310
HBOS Treasury Services PLC
5.920% due 09/29/2049 (a)		100		98
Household Finance Corp.
4.125% due 12/15/2008		100		98
HSBC Finance Corp.
4.125% due 03/11/2008		200		197
International Lease Finance Corp.
4.875% due 09/01/2010		100		99
J.P. Morgan Chase & Co.
4.750% due 03/01/2015		300		291
5.125% due 09/15/2014		100		99
6.625% due 03/15/2012		350		378
7.125% due 06/15/2009		100		107
J.P. Morgan & Co., Inc.
5.750% due 10/15/2008		100		102
KFW International Finance, Inc.
5.750% due 01/15/2008		30		31
Korea Development Bank
4.750% due 07/20/2009		300		298
Lehman Brothers Holdings, Inc.
4.800% due 03/13/2014		300		293
6.625% due 01/18/2012		30		32
MBNA America Bank N.A.
7.125% due 11/15/2012		145		162
6.500% due 06/20/2006		250		252
Merrill Lynch & Co , Inc.
4.250% due 02/08/2010		100		97
4.462% due 08/22/2008 (a)		300		300
4.511% due 02/05/2010 (a)		300		301
Metlife, Inc.
5.250% due 12/01/2006		300		301
Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014		150		155
Mizuho JGB Investment LLC
9.870% due 12/31/2049 (a)		100		111
Morgan Stanley Dean Witter & Co.
4.750% due 04/01/2014		400		384
5.300% due 03/01/2013		325		326
6.600% due 04/01/2012		100		108
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012		200		223
Preferred Term Securities XII
5.047% due 03/24/2034 (a)		100		99
Principal Life Global Funding
5.250% due 01/15/2013		50		51
Prudential Financial, Inc.
4.104% due 11/15/2006 (a)		30		30
4.630% due 06/13/2008 (a)		100		100
Prudential Insurance Co. of America
7.650% due 07/01/2007		250		260
Rabobank Capital Funding Trust II
5.260% due 12/31/2049 (a)		50		50
Rabobank Capital Funding Trust III
5.254% due 12/31/2016 (a)		300		295
RBS Capital Trust I
5.512% due 09/29/2049 (a)		200		199
Resona Bank Ltd.
5.850% due 09/29/2049 (a)		100		100
Royal Bank of Scotland PLC
9.118% due 03/31/2049		280		321
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049 (a)		300		299
United Overseas Bank Ltd.
5.375% due 09/03/2019 (a)		100		100
Verizon Global Funding Corp.
7.750% due 12/01/2030		200		238
VTB Capital S.A. for Vneshtorgbank
5.250% due 09/21/2007 (a)		200		200
Wachovia Bank N.A.
7.800% due 08/18/2010		30		34
Wells Fargo Bank, N.A.
6.450% due 02/01/2011		30		32

				16,746

Industrials 24.1%
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010		100		102
Albertson’s, Inc.
7.500% due 02/15/2011		100		102
8.000% due 05/01/2031		150		148
American Airlines, Inc.
6.978% due 04/01/2011		100		103
AOL Time Warner, Inc.
6.750% due 04/15/2011		25		26
6.875% due 05/01/2012		500		533
7.700% due 05/01/2032		100		113
BAE Systems 2001 Asset Trust LLC
6.664% due 09/15/2013		62		66
Barrick Gold Finance Co.
4.875% due 11/15/2014		100		97
Beckman Coulter, Inc.
6.875% due 11/15/2011		30		32
British Sky Broadcasting PLC
8.200% due 07/15/2009		100		109
Canadian National Railway Co.
4.400% due 03/15/2013		80		77
Canadian Natural Resources Ltd.
5.450% due 10/01/2012		100		102
5.850% due 02/01/2035		200		202
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013		150		172
Chesapeake Energy Corp.
6.375% due 06/15/2015		100		101
7.000% due 08/15/2014		23		24
7.500% due 06/15/2014		200		213
Clear Channel Communications, Inc.
7.650% due 09/15/2010		90		96
Clorox Co.
4.614% due 12/14/2007 (a)		30		30
Comcast Cable Communications, Inc.
6.750% due 01/30/2011		300		318
8.875% due 05/01/2017		35		43
Comcast Corp.
5.300% due 01/15/2014		100		98
5.850% due 01/15/2010		200		204
7.050% due 03/15/2033		100		108
Continental Airlines, Inc.
6.320% due 11/01/2008		50		50
6.503% due 06/15/2011		100		98
Coventry Health Care, Inc.
5.875% due 01/15/2012		100		102
Cox Communications, Inc.
4.407% due 12/14/2007 (a)		100		101
4.625% due 06/01/2013		160		149
6.750% due 03/15/2011		100		105
7.750% due 11/01/2010		30		33
CSC Holdings, Inc.
7.250% due 07/15/2008		100		100
Cyprus Amax Minerals Co.
7.375% due 05/15/2007		30		31
DaimlerChrysler N.A. Holding Corp.
4.960% due 09/10/2007 (a)		200		201
7.300% due 01/15/2012		100		108
DaVita, Inc.
6.625% due 03/15/2013		100		102
Delta Air Lines, Inc.
7.379% due 05/18/2010		51		51
7.570% due 11/18/2010		100		99
DR Horton, Inc.
5.625% due 09/15/2014		200		194
EnCana Corp.
4.750% due 10/15/2013		100		98
Enterprise Products Operating LP
5.000% due 03/01/2015		200		191
Georgia-Pacific Corp.
7.500% due 05/15/2006		200		202
8.125% due 05/15/2011		100		101
Halliburton Co.
6.000% due 08/01/2006		200		201
HCA, Inc.
6.950% due 05/01/2012		200		208
Hilton Hotels Corp.
8.250% due 02/15/2011		230		252
HJ Heinz Co.
6.428% due 12/01/2020		200		206
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013		140		149
Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008		100		100
International Business Machines Corp.
8.375% due 11/01/2019		30		39
International Paper Co.
6.750% due 09/01/2011		100		107
JC Penney Co., Inc.
8.000% due 03/01/2010		100		110
JetBlue Airways Corp.
8.741% due 03/15/2008 (a)		79		80
KB Home
5.750% due 02/01/2014		100		95
6.375% due 08/15/2011		100		101
Kern River Funding Corp.
4.893% due 04/30/2018		71		70
Kinder Morgan Energy Partners LP
7.125% due 03/15/2012		100		109
Kroger Co.
5.500% due 02/01/2013		200		198
Lamar Media Corp.
6.625% due 08/15/2015		100		101
MGM Mirage, Inc.
6.000% due 10/01/2009		200		200
6.625% due 07/15/2015		100		100
News America Holdings, Inc.
9.250% due 02/01/2013		400		486
Packaging Corp. of America
5.750% due 08/01/2013		100		98
Pemex Project Funding Master Trust
8.000% due 11/15/2011		260		292
Petrobras International Finance Co.
9.750% due 07/06/2011		150		177
Phelps Dodge Corp.
9.500% due 06/01/2031		200		272
Pioneer Natural Resources Co.
5.875% due 07/15/2016		200		198
Plum Creek Timberlands LP
5.875% due 11/15/2015		200		203
RJ Reynolds Tobacco Holdings, Inc.
7.250% due 06/01/2012		100		103
Safeway, Inc.
4.950% due 08/16/2010		100		97
5.800% due 08/15/2012		100		101
6.150% due 03/01/2006		100		100
Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012		100		111
Telus Corp.
8.000% due 06/01/2011		30		34
Time Warner, Inc.
8.110% due 08/15/2006		100		102
Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012		30		35
Transocean, Inc.
7.500% due 04/15/2031		100		126
Tyco International Group S.A.
6.375% due 02/15/2006		400		401
United Airlines, Inc.
7.186% due 04/01/2011		70		70
10.125% due 03/22/2015 (c)		100		58
USX Corp.
6.850% due 03/01/2008		30		31
Valero Energy Corp.
3.500% due 04/01/2009		100		95
6.125% due 04/15/2007		100		101
Viacom, Inc.
5.625% due 08/15/2012		400		398
Wal-Mart Stores, Inc.
6.875% due 08/10/2009		30		32
Walt Disney Co.
6.375% due 03/01/2012		100		106
Waste Management, Inc.
7.100% due 08/01/2026		10		11
WellPoint , Inc.
4.250% due 12/15/2009		100		97
Weyerhaeuser Co.
6.125% due 03/15/2007		38		39
6.750% due 03/15/2012		100		106
Williams Cos., Inc.
6.375% due 10/01/2010		100		100
Wyeth
4.375% due 03/01/2008		100		99
Wynn Las Vegas LLC
6.625% due 12/01/2014		100		98
XTO Energy, Inc.
6.250% due 04/15/2013		100		106
7.500% due 04/15/2012		100		112

				12,356

Utilities 17.1%
Appalachian Power Co.
3.600% due 05/15/2008		100		97
6.800% due 03/01/2006		200		201
AT&T Corp.
9.050% due 11/15/2011		447		495
9.750% due 11/15/2031		200		252
AT&T Wireless Services, Inc.
7.350% due 03/01/2006		250		251
BellSouth Corp.
5.200% due 09/15/2014		300		299
5.200% due 12/15/2016		100		98
British Telecom PLC
8.375% due 12/15/2010		100		114
Cingular Wireless LLC
6.500% due 12/15/2011		50		54
Constellation Energy Group, Inc.
7.000% due 04/01/2012		100		109
Consumers Energy Co.
5.000% due 02/15/2012		100		98
5.375% due 04/15/2013		100		99
Duke Energy Corp.
6.450% due 10/15/2032		200		216
6.250% due 01/15/2012		130		137
Duke Energy Field Services LLC
5.375% due 10/15/2015		100		99
Entergy Gulf States, Inc.
3.600% due 06/01/2008		150		144
4.875% due 11/01/2011		100		95
Entergy Louisiana, Inc.
5.560% due 09/01/2015		50		49
Exelon Corp.
5.625% due 06/15/2035		200		189
FirstEnergy Corp.
6.450% due 11/15/2011		100		106
Florida Power Corp.
4.860% due 11/14/2008 (a)		50		50
France Telecom S.A.
7.200% due 03/01/2006		100		100
7.750% due 03/01/2011		130		145
GTE South, Inc.
6.125% due 06/15/2007		30		30
Indianapolis Power & Light Co.
6.300% due 07/01/2013		150		158
Kinder Morgan Energy Partners LP
5.000% due 12/15/2013		200		195
Kinder Morgan, Inc.
6.500% due 09/01/2012		40		42
MidAmerican Energy Holdings Co.
7.630% due 10/15/2007		200		209
Motorola, Inc.
7.600% due 01/01/2007		200		205
Nextel Communications, Inc.
7.375% due 08/01/2015		100		106
Niagara Mohawk Power Corp.
7.750% due 05/15/2006		30		30
7.750% due 10/01/2008		30		32
Nisource Finance Corp.
7.875% due 11/15/2010		100		111
Ohio Edison Co.
5.450% due 05/01/2015		100		101
5.647% due 06/15/2009		100		102
Pacific Gas & Electric Co.
6.050% due 03/01/2034		200		208
PNPP II Funding Corp.
8.510% due 11/30/2006		31		31
PPL Capital Funding Trust I
4.330% due 03/01/2009		200		195
Progress Energy, Inc.
6.850% due 04/15/2012		200		215
7.100% due 03/01/2011		200		216
PSEG Power LLC
6.950% due 06/01/2012		200		217
8.625% due 04/15/2031		100		132
Qwest Corp.
7.120% due 06/15/2013 (a)		100		108
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.437% due 09/15/2009		56		54
SBC Communications, Inc.
5.100% due 09/15/2014		300		294
Southern California Edison Co.
5.000% due 01/15/2014		200		199
Sprint Capital Corp.
6.000% due 01/15/2007		40		40
6.875% due 11/15/2028		100		110
8.375% due 03/15/2012		400		464
System Energy Resources, Inc.
4.875% due 10/01/2007		100		99
TECO Energy , Inc.
6.750% due 05/01/2015		100		104
Telecom Italia Capital S.A.
4.000% due 01/15/2010		200		191
5.250% due 11/15/2013		100		98
Time Warner Telecom Holdings, Inc.
8.340% due 02/15/2011 (a)		100		103
TXU Energy Co. LLC
7.000% due 03/15/2013		200		213
Verizon New England, Inc.
6.500% due 09/15/2011		200		205
Verizon Wireless Capital LLC
5.375% due 12/15/2006		200		201
Virginia Electric & Power Co.
5.375% due 02/01/2007		80		80
5.750% due 03/31/2006		100		100
Vodafone Group PLC
3.950% due 01/30/2008		30		29
7.750% due 02/15/2010		30		33

				8,757

Total Corporate Bonds & Notes (Cost $38,146)				37,859

U.S. GOVERNMENT AGENCIES 16.2%
Fannie Mae
5.500% due 09/01/2035 - 01/12/2036 (d)		8,391		8,310

Total U.S. Government Agencies (Cost $8,281)				8,310

SOVEREIGN ISSUES 2.9%
Brazilian Government International Bond
5.250% due 04/15/2009 (a)		41		41
5.250% due 04/15/2012 (a)		38		38
8.000% due 01/15/2018		126		136
Croatia Government International Bond
4.750% due 07/31/2010 (a)		34		34
Mexico Government International Bond
6.375% due 01/16/2013		200		213
8.300% due 08/15/2031		80		103
8.375% due 01/14/2011		370		423
Panama Government International Bond
9.625% due 02/08/2011		100		117
Russia Government International Bond
5.000% due 03/31/2030 (a)		150		170
10.000% due 06/26/2007		83		89
South Africa Government International Bond
7.375% due 04/25/2012		90		100
9.125% due 05/19/2009		30		34

Total Sovereign Issues (Cost $1,421)				1,498

FOREIGN CURRENCY-DENOMINATED ISSUES (h) 0.9%
Deutsche Telekom International Finance BV
8.125% due 05/29/2012	EC	100		148
France Telecom S.A.
7.000% due 03/14/2008		90		115
HSBC Holdings PLC
5.375% due 12/20/2012		60		79
Rogers Cable, Inc.	C$
7.250% due 12/15/2011		50		45
Rogers Wireless Communications, Inc.
7.625% due 12/15/2011		50		46

Total Foreign Currency-Denominated Issues (Cost $419)				433

		Share	s
CONVERTIBLE PREFERRED STOCK 0.2%
Metlife, Inc.
6.375% due 08/15/2008		4,000		111

Total Convertible Preferred Stock (Cost $100)				111

PREFERRED SECURITY 1.7%
HSBC Capital Funding LP
4.610% due 06/27/2049 (a)		900		851

Total Preferred Security (Cost $877)				851

PREFERRED STOCK 0.2%
Goldman Sachs Group, Inc.
3.911% due 12/31/2049 (a)		4,000		103

Total Preferred Stock (Cost $100)				103

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS (h) 16.1%
Commercial Paper 9.3%
Barclays U.S. Funding Corp.
4.170% due 02/24/2006		$400		398
DnB NORBank ASA
4.225% due 02/16/2006		1,300		1,293
ForeningsSparbanken AB
4.170% due 02/03/2006		500		498
HBOS Treasury Services PLC
4.285% due 02/23/2006		500		497
Skandinaviska Enskilda Banken AB
4.210% due 02/09/2006		500		498
Societe Generale N.A.
4.030% due 02/03/2006		200		199
UBS Finance Delaware LLC
4.190% due 01/03/2006		400		400
4.440% due 04/28/2006		1,000		986

				4,769

Repurchase Agreement 1.9%
State Street Bank
3.900% due 01/03/2006 (Dated 12/30/2005. Collateralized by Fannie Mae 5.250% due 06/15/2006 valued at $1,005. Repurchase proceeds are $983.)		983		983

France Treasury Bill 0.9%
2.419% due 05/24/2006	EC	390		457

Netherlands Treasury Bill 3.2%
2.482% due 01/31/2006		1,370		1619

U.S. Treasury Bills 0.8%
3.872% due 03/02/2006-03/16/2006 (d)(e)		$435		433

Total Short-Term Instruments (Cost $8,287)				8,261

Total Investments (b) (Cost $57,631)		112.1%		$57,426
Written Options (g) (Premiums ($28)		(0.0%)		(20)
Other Assets and Liabilities (Net)		(12.1%)		(6,185)

Net Assets		100.0%		$51,221

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) As of December 31, 2005, portfolio securities with an aggregate market value of $197 were valued with reference to securities whose prices are more readily obtainable.

(c) Security is in default.

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) Securities with an aggregate market value of $183 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar Futures	Long	12/2006	35	$(16)
U.S. Treasury 5-Year Note Futures	Long	03/2006	17	4
U.S. Treasury 30-Year Bond Futures	Long	03/2006	37	44

				$32

(f) Swap agreements outstanding on December 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month EC-LIBOR	Receive	5.000%	06/17/2012	EC	200	$(4)
Bank of America	3-month USD-LIBOR	Pay	5.000%	06/21/2011		$5,800	28
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2016		400	(5)
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2013		1,000	(7)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		3,540	(47)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		200	(3)
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	6.000%	06/15/2025		2,000	68

							$30

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	EnCana Corp. 4.750% due 10/15/2013	Sell	0.530%	09/20/2009	$200	$2
Bear Stearns & Co., Inc.	Ford Motor Credit Corp. 7.000% due 10/01/2013	Sell	5.600%	06/20/2010	100	0
Bear Stearns & Co., Inc.	Phelps Dodge Corp. 8.750% due 06/01/2011	Sell	0.750%	06/20/2010	100	2
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	6.000%	03/20/2006	500	3
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	298	1
Citibank N.A.	Dominion Resources, Inc. 5.200% due 01/15/2016	Sell	0.670%	06/20/2015	100	0
Credit Suisse First Boston	International Game Technology 0.000% convertible until 01/29/2006	Sell	0.350%	03/20/2010	200	(1)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.800%	06/20/2006	190	(2)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.500%	06/20/2006	200	(2)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.450% due 07/16/2031	Buy	(3.700%)	12/20/2006	200	11
J.P. Morgan Chase & Co.	Apache Corp. 6.250% due 04/15/2012	Sell	0.200%	03/20/2010	200	0
J.P. Morgan Chase & Co.	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.350%	06/20/2010	50	0
J.P. Morgan Chase & Co.	Altria Group, Inc. 7.000% due 11/04/2013	Sell	1.100%	09/20/2010	300	8
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.450% due 07/16/2031	Sell	4.450%	12/20/2006	200	(9)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG3 Index	Buy	(0.250%)	03/20/2007	298	0
Lehman Brothers, Inc.	Union Pacific Corp. 6.650% due 01/15/2011	Sell	0.280%	03/20/2010	100	0
Merrill Lynch & Co., Inc.	Burlington Resources, Inc. 6.400% due 08/15/2011	Sell	0.280%	03/20/2010	200	0
Merrill Lynch & Co., Inc.	XTO Energy, Inc. 6.250% due 04/15/2013	Sell	0.380%	03/20/2010	200	0
Merrill Lynch & Co., Inc.	General Electric Capital Corp. 4.875% due 03/04/2015	Sell	0.300%	06/20/2010	200	1
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Corp. 7.000% due 10/01/2013	Sell	1.550%	09/20/2006	400	(9)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.150%	06/20/2006	500	2

						$7

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(g) Written options outstanding on December 31, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$112.000	05/26/2006	15	$5	$6
Call - CBOT U.S. Treasury 10-Year Note March Futures	112.000	02/24/2006	15	3	2
Call - CBOT U.S. Treasury 10-Year Note March Futures	111.000	02/24/2006	25	6	6
Call - CBOT U.S. Treasury 10-Year Note March Futures	113.000	02/24/2006	5	0	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/26/2006	15	6	4
Put - CBOT U.S. Treasury 10-Year Note March Futures	105.000	02/24/2006	15	3	0
Put - CBOT U.S. Treasury 10-Year Note March Futures	106.000	02/24/2006	25	6	2

				$29	$20

(h) Forward foreign currency contracts outstanding on December 31, 2005:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	51	02/2006	$1	$0	$1
Sell	C$	100	01/2006	0	(2)	(2)
Buy	CP	13,532	02/2006	1	0	1
Buy	EC	848	01/2006	1	0	1
Sell		386	01/2006	0	(1)	(1)
Sell		2,145	02/2006	0	(20)	(20)
Buy	JY	27,000	01/2006	0	0	0
Buy	KW	21,700	01/2006	0	0	0
Buy		8,200	02/2006	0	0	0
Buy		11,800	03/2006	0	0	0
Buy	MP	113	02/2006	1	0	1
Buy		338	03/2006	1	0	1
Buy	PN	35	02/2006	0	(1)	(1)
Buy		35	03/2006	0	0	0
Buy	PZ	33	02/2006	0	0	0
Buy		34	03/2006	0	0	0
Buy	RP	908	03/2006	0	0	0
Buy	RR	286	01/2006	0	0	0
Buy		200	02/2006	0	0	0
Buy		306	03/2006	0	0	0
Buy	S$	17	01/2006	0	0	0
Buy		12	02/2006	0	0	0
Buy		18	03/2006	0	0	0
Buy	SV	833	02/2006	0	(1)	(1)
Buy		667	03/2006	0	0	0
Buy	T$	240	02/2006	0	0	0
Buy		334	03/2006	0	0	0

				$5	$(25)	$(20)

Schedule of Investments

Japanese StocksPLUS® TR Strategy Fund

December 31, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 0.3%
Banking & Finance 0.3%
Banque Centrale de Tunisie
7.375% due 04/25/2012	$12	$13
General Motors Acceptance Corp.
5.625% due 05/15/2009	100	89

		102

Industrials 0.0%
HCA, Inc.
5.250% due 11/06/2008	10	10

Total Corporate Bonds & Notes (Cost $112)		112

MUNICIPAL BONDS & NOTES 0.3%
Akron, Ohio Community Learning Centers Income Tax Revenue Bonds, (FGIC Insured), Series 2004-A
5.000% due 12/01/2033	10	10
Austin, Texas State University Systems Financing Revenue Bonds, Series 2004
5.000% due 03/15/2030	30	31
5.000% due 03/15/2034	30	31
New York City Municipal Water Finance Authority Revenue Bonds, Series 2005
7.010% due 06/15/2034 (a)	15	16

Total Municipal Bonds & Notes (Cost $87)		88

U.S. GOVERNMENT AGENCIES 63.5%
Fannie Mae
3.799% due 09/22/2006 (a)	200	200
4.000% due 08/25/2009	49	48
4.198% due 11/01/2034 (a)	93	92
4.363% due 03/01/2044 (a)	544	548
4.470% due 01/25/2021 (a)	600	600
4.729% due 09/25/2042 (a)	154	155
5.375% due 11/25/2023 (a)	100	103
5.500% due 02/01/2035 - 02/13/2036 (b)	17,963	17,790
5.535% due 07/01/2032 (a)	66	65
Freddie Mac
2.750% due 02/15/2012	51	51
3.500% due 03/15/2010	38	38
4.000% due 07/15/2017	42	42
4.363% due 02/25/2045 (a)	530	533
4.569% due 10/15/2020 (a)	49	49
5.000% due 06/15/2013	27	27
5.500% due 08/15/2030 - 05/01/2035 (b)	490	486

Total U.S. Government Agencies (Cost $20,732)		20,827

U.S. TREASURY OBLIGATIONS 26.3%
U.S. Treasury Bonds
8.750% due 05/15/2017	370	508
8.875% due 08/15/2017	100	139
6.125% due 11/15/2027	100	121
U.S. Treasury Notes
3.875% due 05/15/2010	4,270	4,191
4.250% due 11/15/2013	300	297
4.250% due 11/15/2014	2,700	2,669
4.250% due 08/15/2015	700	691

Total U.S. Treasury Obligations (Cost $8,610)		8,616

MORTGAGE-BACKED SECURITIES 4.8%
Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035 (a)	196	192
Countrywide Alternative Loan Trust
4.500% due 06/25/2035	182	180
4.650% due 02/25/2036 (a)	200	200
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 11/20/2025 (a)	199	198
JP Morgan Chase Commercial Mortgage Securities Corp.
3.175% due 01/12/2037	52	52
Mellon Residential Funding Corp.
4.809% due 12/15/2030 (a)	149	149
Structured Asset Mortgage Investments, Inc.
4.659% due 02/25/2035 (a)	200	200
Washington Mutual Mortgage Securities Corp.
4.649% due 12/25/2027 (a)	52	53
Washington Mutual, Inc.
4.215% due 05/25/2041 (a)	144	146
4.640% due 12/26/2045 (a)	200	200

Total Mortgage-Backed Securities (Cost $1,568)		1,570

ASSET-BACKED SECURITIES 6.8%
AAA Trust
4.291% due 11/26/2035 (a)	76	77
BA Master Credit Card Trust
4.489% due 06/15/2008 (a)	200	200
Chase Manhattan Auto Owner Trust
4.730% due 03/15/2008	200	200
FBR Securitization Trust
4.499% due 10/25/2035 (a)	94	94
First NLC Trust
4.490% due 02/25/2036 (a)	600	600
Fremont Home Loan Trust
4.460% due 01/25/2036 (a)	200	200
GE-WMC Mortgage Securities LLC
4.470% due 01/25/2036 (a)	200	200
HFC Home Equity Loan Asset-Backed Certificates
4.720% due 09/20/2033 (a)	39	39
Popular ABS Mortgage Pass-Through Trust
4.489% due 09/25/2035 (a)	169	169
Residential Asset Securities Corp.
4.469% due 01/25/2036 (a)	100	100
SLM Student Loan Trust
4.220% due 07/25/2013 (a)	172	172
Structured Asset Securities Corp.
4.900% due 04/25/2035 (a)	82	80
Wachovia Auto Owner Trust
4.820% due 02/20/2009	100	100

Total Asset-Backed Securities (Cost $2,231)		2,231

SOVEREIGN ISSUES 0.7%
Brazilian Government International Bond
14.500% due 10/15/2009	25	32
8.000% due 01/15/2018	73	79
Mexico Government International Bond
10.375% due 02/17/2009	36	42
Panama Government International Bond
9.625% due 02/08/2011	14	16
Peru Government International Bond
9.125% due 02/21/2012	11	13
9.875% due 02/06/2015	10	12
Russia Government International Bond
8.250% due 03/31/2010	30	32

Total Sovereign Issues (Cost $217)		226

	Notional Amount (000s)
PURCHASED CALL OPTIONS 0.0%
U.S. Dollar versus Japanese Yen (OTC)
Strike @ JY120.700 Exp. 12/11/2006	100	1

Total Purchased Call Options (Cost $1)		1

	# of Contracts
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar June Futures (CME)
Strike @ $94.500 Exp. 06/19/2006	16	0
Strike @ $93.500 Exp. 06/19/2006	20	0

Total Purchased Put Options (Cost $1)		0

	Shares
PREFERRED STOCK 0.0%
Fannie Mae
7.000% due 12/31/2049 (a)	100	6

Total Preferred Stock (Cost $5)		6

EXCHANGE-TRADED FUNDS 4.5%
iShares MSCI Japan Index Fund	108,219	1,463

Total Exchange-Traded Funds (Cost $1,333)		1,463

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 58.6%
Commercial Paper 50.3%
Anz (Delaware), Inc.
4.065% due 01/19/2006	$100	100
ANZ National (Int’l) Ltd.
4.300% due 03/17/2006	400	396
Barclays U.S. Funding Corp.
4.170% due 02/24/2006	100	99
BNP Paribas Finance
4.155% due 02/27/2006	100	99
4.430% due 04/20/2006	800	789
CBA (de) Finance
4.120% due 01/25/2006	100	100
Dexia Delaware LLC
4.160% due 02/01/2006	100	100
4.375% due 03/13/2006	800	793
DnB NORBank ASA
4.230% due 02/16/2006	400	398
4.470% due 04/28/2006	500	493
Fannie Mae
3.980% due 02/22/2006	700	696
4.240% due 03/15/2006	700	694
4.089% due 03/22/2006	800	792
3.994% due 03/29/2006	100	99
Federal Home Loan Bank
3.350% due 01/03/2006	900	900
Freddie Mac
3.843% due 01/10/2006	100	100
4.000% due 01/24/2006	200	199
4.127% due 02/21/2006	600	597
3.655% due 02/28/2006	700	695
4.160% due 02/28/2006	700	695
General Electric Capital Corp.
4.120% due 01/24/2006	100	100
HBOS Treasury Services PLC
4.220% due 02/10/2006	400	398
4.190% due 02/27/2006	100	99
ING U.S. Funding LLC
4.400% due 03/27/2006	1,100	1,088
IXIS Commercial Paper Corp.
4.280% due 02/22/2006	600	596
National Australia Funding, Inc.
4.290% due 01/18/2006	800	799
Rabobank USA Financial Corp.
4.290% due 01/03/2006	800	800
Societe Generale N.A.
4.430% due 04/20/2006	800	789
Spintab AB
4.300% due 02/24/2006	700	696
Svenska Handelsbanken, Inc.
4.340% due 03/06/2006	700	694
UBS Finance Delaware LLC
4.290% due 01/03/2006	800	800
4.155% due 02/28/2006	100	99
Westpac Capital Corp.
4.300% due 02/21/2006	700	696

		16,488

Repurchase Agreements 7.9%
Credit Suisse First Boston
3.400% due 01/03/2006	2,200	2,200
(Dated 12/30/2005. Collateralized by U.S. Treasury Notes 5.000% due 08/15/2011 valued at $2,256. Repurchase proceeds are $2,201.)
State Street Bank
3.900% due 01/03/2006	387	387
(Dated 12/30/2005. Collateralized by Freddie Mac 2.875% due 12/29/2006 valued at $398. Repurchase proceeds are $387.)

		2,587

U.S. Treasury Bills 0.4%
3.870% due 03/02/2006-03/16/2006 (b)(d)	125	125

Total Short-Term Instruments (Cost $19,204)		19,200

Total Investments (c)	165.8%	$54,340
(Cost $54,101)
Written Options (f)	(0.0%)	(1)
(Premiums $1)
Other Assets and Liabilities (Net)	(65.8%)	(21,566)

Net Assets	100.0%	$32,773

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) As of December 31, 2005, portfolio securities with an aggregate market value of $1,599 were valued with reference to securities whose prices are more readily obtainable.

(d) Securities with an aggregate market value of $125 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
30-Day Federal Fund Futures	Long	12/2005	1	$0
90-Day Eurodollar Futures	Long	03/2006	1	(1)
90-Day Eurodollar Futures	Long	06/2006	32	4
90-Day Eurodollar Futures	Long	03/2007	2	0
U.S. Treasury 30-Year Bond Futures	Long	03/2006	3	4

				$7

(e) Swap agreements outstanding on December 31, 2005:

Interest	Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month EC-LIBOR	Receive	4.000%	12/15/2014	EC	400	$(1)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		200	(4)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2011		$400	2
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		400	(5)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2011		300	1
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		200	(3)
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	06/21/2011		300	0

							$(10)

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	iShares MSCI Japan Index Fund	1-month LIBOR plus 0.100%	11/15/2006	$2,325	$1,056

(f) Written options outstanding on December 31, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$111.000	02/24/2006	2	$1	$1
Put - CBOT U.S. Treasury 10-Year Note March Futures	107.000	02/24/2006	2	0	0

				$1	$1

(g) Short sales open on December 31, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Valueà
U.S. Treasury Note	4.000%	11/15/2012	$100	$97	$99

à	Market value includes $1 of interest payable on short sales.

(h) Forward foreign currency contracts outstanding on December 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EC	123	01/2006	$1	$0	$1
Buy	JY	70,000	01/2006	0	0	0
Sell		3,909,990	01/2006	9	(73)	(64)

				$10	$(73)	$(63)

Schedule of Investments

Long-Term U.S. Government Fund

December 31, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 3.3%
Banking & Finance 2.6%
Allstate Financial Global Funding
5.250% due 02/01/2007	$100	$100
Allstate Life Global Funding Trust
4.260% due 01/25/2008 (a)	2,200	2,203
Bank One Corp.
6.500% due 02/01/2006	150	150
Bayerische Landesbank Girozentrale
6.625% due 06/25/2007	250	256
General Electric Capital Corp.
4.480% due 03/04/2008 (a)	10,000	10,010
Goldman Sachs Group, Inc.
3.778% due 06/28/2010 (a)	2,300	2,311
HSBC Finance Corp.
4.621% due 09/15/2008 (a)	15,000	15,023
Inter-American Development Bank
6.625% due 03/07/2007	340	348
J.P. Morgan Chase & Co.
5.250% due 05/30/2007	50	50
Morgan Stanley Dean Witter & Co.
5.800% due 04/01/2007	100	101
Overseas Private Investment Corp.
2.360% due 08/15/2007	1,250	1,236
3.800% due 08/15/2007	9,130	9,685
5.140% due 08/15/2007	2,130	2,082
4.736% due 03/15/2022	4,300	4,181
Postal Square LP
6.500% due 06/15/2022	1,669	1,805
Pricoa Global Funding I
4.280% due 01/25/2008 (a)	2,200	2,203
U.S. Trade Funding Corp.
4.260% due 11/15/2014	7,622	7,470
Wells Fargo & Co.
5.125% due 02/15/2007	250	250

		59,464

Industrials 0.7%
Wal-Mart Stores, Inc.
5.250% due 09/01/2035	17,600	17,147

Utilities 0.0%
GTE Corp.
7.510% due 04/01/2009	100	106

Total Corporate Bonds & Notes (Cost $77,522)		76,717

MUNICIPAL BONDS & NOTES 0.8%
Chicago, Illinois Motor Fuel Tax Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 01/01/2033	2,110	2,183
Dawson Ridge, Colorado Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	6,800	3,109
Detroit, Michigan School District General Obligation Bonds, (FGID Q-SBLF Insured), Series 2003
5.000% due 05/01/2033	400	415
Florida State Board of Education General Obligation Bonds, Series 2002
5.000% due 06/01/2032	1,200	1,255
Foothill, California Eastern Corridor Agency California Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2029	1,970	673
Irving, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2003
5.000% due 02/15/2031	1,515	1,565
Massachusetts State Water Pollution Abatement Revenue Bonds, Series 2002
5.000% due 08/01/2032	5,000	5,196
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2002
5.125% due 06/15/2034	1,675	1,751
San Antonio, Texas Water Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2032	2,000	2,060

Total Municipal Bonds & Notes (Cost $17,352)		18,207

U.S. GOVERNMENT AGENCIES 28.8%
Fannie Mae
0.010% due 03/25/2009 (b)	602	567
2.125% due 02/10/2006	7,000	6,982
3.880% due 10/01/2024 (a)	386	384
4.033% due 04/01/2028 (a)	187	189
4.204% due 11/28/2035 (a)	659	660
4.231% due 11/01/2034 (a)	1,714	1,694
4.237% due 05/01/2025 (a)	82	85
4.363% due 03/01/2044 (a)	3,400	3,422
4.418% due 11/01/2023 (a)	542	551
4.429% due 09/25/2035 (a)	10,511	10,518
4.459% due 07/25/2035 (a)	9,400	9,409
4.469% due 09/25/2035 (a)	15,000	15,014
4.500% due 02/25/2008 - 10/01/2035 (f)	229,294	214,546
4.520% due 07/01/2035 (a)	1,815	1,804
4.563% due 02/01/2028 (a)	51	52
4.570% due 03/18/2031 (a)	1,718	1,721
4.714% due 12/01/2027 (a)	293	303
4.979% due 10/25/2017 (a)	386	390
5.000% due 04/25/2035	6,927	6,101
5.099% due 10/01/2024 (a)	7	7
5.279% due 04/25/2032 (a)	332	340
5.470% due 08/01/2026 (a)	20	20
5.500% due 02/15/2006 - 08/25/2035 (f)	19,906	19,790
6.000% due 05/17/2027	1,984	2,026
6.250% due 12/25/2013	7	7
6.500% due 11/25/2023 - 01/25/2024 (f)	635	665
6.625% due 11/15/2030	25,000	30,929
6.750% due 06/25/2032	5,006	5,161
6.900% due 05/25/2023	400	409
6.950% due 07/25/2020	124	128
7.000% due 06/25/2022 - 05/18/2027 (f)	4,743	5,145
7.500% due 07/01/2032	11	12
7.800% due 10/25/2022	57	60
9.000% due 08/01/2021 - 06/01/2027 (f)	267	293
14.600% due 09/25/2007 (c)	1	1
1197.968% due 08/25/2007 (c)	1	3
Federal Farm Credit Bank
5.750% due 12/07/2028	500	548
Federal Home Loan Bank
2.875% due 05/22/2006	14,400	14,306
3.875% due 10/23/2006	24,000	23,847
4.250% due 09/28/2006 (a)	25,000	24,972
5.120% due 01/10/2013	6,500	6,419
5.500% due 04/17/2006	12,000	12,030
Federal Housing Administration
1.000% due 10/01/2022	188	190
3.000% due 11/25/2019	419	421
4.918% due 11/01/2019	9	9
6.896% due 07/01/2020	2,005	2,010
7.430% due 02/25/2023 - 06/01/2024 (f)	1,284	1,296
Freddie Mac
0.000% due 12/11/2025	34,600	12,798
3.750% due 11/15/2006	50,000	49,587
3.880% due 10/25/2023	156	155
4.214% due 01/01/2028 (a)	67	69
4.296% due 01/01/2028 (a)	387	394
4.363% due 10/25/2044 (a)	26,502	26,667
4.375% due 11/16/2007	10,000	9,938
4.500% due 05/15/2025 - 07/15/2035 (f)	22,890	18,873
4.715% due 05/01/2022 (a)	12	12
4.726% due 07/25/2044 (a)	7,175	7,286
4.869% due 06/15/2030 - 12/15/2032 (a)(f)	1,184	1,202
4.919% due 06/15/2031 (a)	405	411
5.000% due 06/15/2013 - 09/15/2035 (f)	23,595	21,438
5.131% due 06/01/2022 (a)	13	13
5.320% due 09/01/2027 (a)	171	175
5.345% due 10/01/2026 (a)	64	66
5.500% due 06/15/2034 - 06/15/2035 (f)	7,584	7,289
5.625% due 11/23/2035	21,800	22,071
6.000% due 04/15/2034	6,232	6,250
6.250% due 09/15/2023	5,000	5,143
6.323% due 12/01/2024 (a)	66	68
6.500% due 11/15/2008 - 10/25/2043 (f)	3,461	3,475
7.000% due 09/01/2007 - 01/15/2024 (f)	931	906
7.511% due 02/01/2028 (a)	332	336
Government National Mortgage Association
4.125% due 12/20/2017 - 11/20/2027 (a)(f)	610	616
4.375% due 02/20/2017 - 05/20/2030 (a)(f)	2,892	2,903
4.380% due 01/20/2026 - 01/20/2028 (a)(f)	637	643
4.500% due 03/20/2021 (a)	27	27
4.750% due 09/20/2017 - 09/20/2026 (a)(f)	975	981
5.000% due 04/20/2034	24,350	21,479
5.320% due 03/20/2031 (a)	2,516	2,560
5.500% due 02/20/2033	2,000	1,994
6.000% due 08/20/2033	2,303	2,356
7.000% due 03/16/2029	398	427
Small Business Administration
5.240% due 08/01/2023	7,226	7,313

Total U.S. Government Agencies (Cost $664,563)		661,357

U.S. TREASURY OBLIGATIONS 62.8%
Treasury Inflation Protected Securities (e)
2.375% due 01/15/2025	34,026	35,773
U.S. Treasury Bonds
7.250% due 05/15/2016	123,000	151,069
8.875% due 08/15/2017	75,000	104,244
8.125% due 08/15/2019	170,700	231,632
8.125% due 05/15/2021	151,300	209,509
6.250% due 08/15/2023	237,700	283,922
6.625% due 02/15/2027	125,000	158,623
5.250% due 11/15/2028	146,000	159,288
U.S. Treasury Notes
4.500% due 11/15/2010	25,000	25,143
4.250% due 08/15/2015	45,100	44,531
U.S. Treasury Strips
0.000% due 02/15/2019 (b)	47,600	26,177
0.000% due 11/15/2024 (b)	30,000	12,578

Total U.S. Treasury Obligations (Cost $1,437,254)		1,442,489

MORTGAGE-BACKED SECURITIES 5.7%
Bank of America Mortgage Securities, Inc.
5.474% due 10/20/2032 (a)	909	910
Bear Stearns Adjustable Rate Mortgage Trust
5.348% due 02/25/2033 (a)	291	291
5.369% due 04/25/2033 (a)	761	758
4.883% due 01/25/2034 (a)	872	864
4.750% due 10/25/2035 (a)	14,384	14,208
Bear Stearns Commercial Mortgage Securities, Inc.
4.517% due 06/25/2030 (a)	110	112
Commercial Mortgage Pass-Through Certificates
4.549% due 03/15/2020 (a)	4,100	4,102
Countrywide Alternative Loan Trust
5.500% due 10/25/2033	5,657	5,228
4.589% due 05/25/2035 (a)	4,347	4,297
Countrywide Home Loan Mortgage Pass-Through Trust
4.699% due 03/25/2035 (a)	6,674	6,689
4.669% due 04/25/2035 (a)	2,200	2,202
4.719% due 06/25/2035 (a)	3,557	3,565
Countrywide Home Loans, Inc.
6.000% due 02/25/2033	57	57
CS First Boston Mortgage Securities Corp.
4.929% due 04/25/2033 (a)	357	358
Federal Agricultural Mortgage Corp.
7.263% due 07/25/2011 (a)	2,532	2,546
First Republic Mortgage Loan Trust
4.699% due 06/25/2030 (a)	532	532
GS Mortgage Securities Corp.
4.270% due 11/15/2015 (a)	90	90
Harborview Mortgage Loan Trust
4.590% due 05/19/2035 (a)	3,798	3,781
Impac CMB Trust
5.249% due 09/25/2034 (a)	4,739	4,682
4.629% due 10/25/2035 (a)	19,332	19,332
MASTR Asset Securitization Trust
5.500% due 09/25/2033	866	854
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035 (a)	11,399	11,319
Nomura Asset Securities Corp.
8.029% due 04/13/2036 (a)	2,000	2,012
7.120% due 04/13/2039	1,250	1,256
Residential Accredit Loans, Inc.
4.779% due 01/25/2033 (a)	394	395
4.779% due 03/25/2033 (a)	953	954
SACO I, Inc.
4.489% due 09/25/2033 (a)	4,253	4,255
4.759% due 11/25/2035 (a)	4,052	4,055
4.649% due 12/25/2035 (a)	1,486	1,493
Sequoia Mortgage Trust
4.710% due 06/20/2032 (a)	1,304	1,306
4.720% due 07/20/2033 (a)	3,248	3,258
Structured Asset Mortgage Investments, Inc.
4.790% due 10/19/2033 (a)	1,061	1,064
Structured Asset Securities Corp.
6.250% due 01/25/2032 (a)	22	22
4.879% due 07/25/2032 (a)	56	56
4.479% due 08/25/2035 (a)	5,317	5,321
Washington Mutual Mortgage Securities Corp.
4.649% due 12/25/2027 (a)	2,361	2,361
4.726% due 06/25/2042 (a)	585	587
4.689% due 01/25/2045 (a)	6,260	6,267
Washington Mutual, Inc.
4.215% due 05/25/2041 (a)	1,152	1,166
4.609% due 04/25/2045 (a)	3,418	3,409
4.669% due 10/25/2045 (a)	4,893	4,896

Total Mortgage-Backed Securities (Cost $131,345)		130,910

ASSET-BACKED SECURITIES 7.7%
AAA Trust
4.479% due 11/26/2035 (a)	3,127	3,131
ACE Securities Corp.
4.489% due 10/25/2035 (a)	14,701	14,711
Ameriquest Mortgage Securities, Inc.
4.489% due 10/25/2035 (a)	664	664
Amortizing Residential Collateral Trust
4.669% due 07/25/2032 (a)	23	23
Argent Securities, Inc.
4.499% due 10/25/2035 (a)	7,524	7,529
4.479% due 11/25/2035 (a)	2,777	2,779
Asset-Backed Funding Certificates
4.489% due 06/25/2035 (a)	4,216	4,217
4.489% due 06/25/2035 (a)	7,150	7,156
Bayview Financial Acquisition Trust
4.829% due 05/28/2034 (a)	790	792
Bear Stearns Asset-Backed Securities, Inc.
4.554% due 06/25/2031 (a)	752	753
4.589% due 07/25/2031 (a)	3,600	3,603
4.589% due 09/25/2031 (a)	2,050	2,052
4.709% due 10/25/2032 (a)	330	330
4.579% due 09/25/2034 (a)	3,239	3,243
4.629% due 04/25/2035 (a)	1,415	1,417
4.649% due 07/25/2035 (a)	5,644	5,648
4.879% due 11/25/2042 (a)	2,598	2,606
Carrington Mortgage Loan Trust
4.469% due 05/25/2035 (a)	1,393	1,394
Centex Home Equity Co. LLC
4.449% due 03/25/2035 (a)	2,087	2,089
Chase Funding Mortgage Loan Asset-Backed Certificates
4.629% due 10/25/2031 (a)	330	330
CIT Group Home Equity Loan Trust
4.649% due 06/25/2033 (a)	230	230
Citigroup Mortgage Loan Trust, Inc.
4.489% due 09/25/2035 (a)	6,671	6,676
Countrywide Asset-Backed Certificates
4.719% due 05/25/2033 (a)	2,089	2,092
4.689% due 03/25/2034 (a)	41	41
4.479% due 01/25/2036 (a)	5,678	5,681
4.569% due 01/25/2036 (a)	1,800	1,801
CS First Boston Mortgage Securities Corp.
4.629% due 01/25/2043 (a)	5,331	5,332
FBR Securitization Trust
4.489% due 10/25/2035 (a)	3,413	3,415
First Franklin Mortgage Loan Trust Asset-Backed Certificates
4.579% due 03/25/2024 (a)	100	100
4.739% due 03/25/2034 (a)	403	403
First NLC Trust
4.489% due 09/25/2035 (a)	1,898	1,899
Fremont Home Loan Trust
4.609% due 11/25/2034 (a)	1,353	1,355
4.489% due 01/25/2035 (a)	14	14
4.479% due 06/25/2035 (a)	857	858
GSAMP Trust
4.499% due 02/25/2035 (a)	518	519
GSR Mortgage Loan Trust
4.480% due 12/25/2030 (a)	2,900	2,902
Home Equity Asset Trust
4.489% due 02/25/2036 (a)	5,667	5,671
Household Mortgage Loan Trust
4.670% due 05/20/2032 (a)	1,130	1,131
IXIS Real Estate Capital Trust
4.529% due 09/25/2035 (a)	3,000	3,001
Long Beach Mortgage Loan Trust
4.579% due 11/25/2034 (a)	9,270	9,281
Los Angeles Arena Funding LLC
7.656% due 12/15/2026	92	99
Merrill Lynch Mortgage Investors, Inc.
4.479% due 06/25/2036 (a)	10,426	10,426
4.536% due 06/25/2036 (a)	10,000	9,992
Novastar Home Equity Loan
4.939% due 01/25/2031 (a)	55	55
NPF XII, Inc.
2.240% due 10/01/2003 (d)	3,000	237
Option One Mortgage Loan Trust
4.291% due 11/25/2035 (a)	6,003	6,007
Park Place Securities, Inc.
4.459% due 06/25/2035 (a)	1,360	1,361
Renaissance Home Equity Loan Trust
4.529% due 11/25/2035 (a)	1,203	1,204
Residential Asset Mortgage Products, Inc.
4.549% due 06/25/2024 (a)	1,008	1,008
4.479% due 11/25/2024 (a)	4,029	4,032
4.489% due 05/25/2025 (a)	1,545	1,546
4.719% due 11/25/2033 (a)	1,958	1,959
Residential Asset Securities Corp.
4.489% due 04/25/2025 (a)	2,891	2,893
4.649% due 04/25/2032 (a)	763	764
SLM Student Loan Trust
4.230% due 04/25/2014 (a)	1,428	1,429
SMS Student Loan Trust
4.599% due 10/27/2025 (a)	671	673
Soundview Home Equity Loan Trust
4.499% due 04/25/2035 (a)	279	279
4.489% due 05/25/2035 (a)	1,430	1,431
4.479% due 07/25/2035 (a)	2,163	2,164
4.479% due 12/25/2035 (a)	2,000	2,000
Structured Asset Investment Loan Trust
4.559% due 12/25/2013 (a)	277	278
4.529% due 09/25/2034 (a)	10	10
Structured Asset Securities Corp.
4.459% due 01/25/2035 (a)	1,348	1,349
4.469% due 02/25/2035 (a)	2,316	2,318
Terwin Mortgage Trust
4.559% due 06/25/2036 (a)	5,555	5,563

Total Asset-Backed Securities (Cost $178,251)		175,946

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 2.3%
Repurchase Agreements 1.7%
Lehman Brothers, Inc.
3.250% due 01/03/2006	33,000	33,000
(Dated 12/30/2005. Collateralized by U.S. Treasury Bonds 8.750% due 08/15/2020 valued at $33,893. Repurchase proceeds are $33,012.)
State Street Bank
3.900% due 01/03/2006	6,760	6,760
(Dated 12/30/2005. Collateralized by Freddie Mac 2.550% due 10/12/2006 valued at $6,899. Repurchase proceeds are $6,763.)

		39,760

U.S. Treasury Bills 0.6%
3.839% due 03/02/2006-03/16/2006 (f)(h)(i)	12,460	12,351

Total Short-Term Instruments (Cost $52,128)		52,111

Total Investments (g) (Cost $2,558,415)	111.4%	$2,557,737
Written Options (k)	(0.1%)	(1,574)
(Premiums $1,692)
Other Assets and Liabilities (Net)	(11.3%)	(260,241)

Net Assets	100.0%	$2,295,922

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal only security.

(c) Interest only security.

(d) Security is in default.

(e) Principal amount of security is adjusted for inflation.

(f) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(g) As of December 31, 2005, portfolio securities with an aggregate market value of $29,266 were valued with reference to securities whose prices are more readily obtainable.

(h) Securities with an aggregate market value of $1,241 have been pledged as collateral for swap and swaption contracts on December 31, 2005.

(i) Securities with an aggregate market value of $11,110 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar Futures	Long	12/2006	4,341	$1,147
U.S. Treasury 5-Year Note Futures	Long	03/2006	1,143	37
U.S. Treasury 10-Year Note Futures	Short	03/2006	411	(51)
U.S. Treasury 30-Year Bond Futures	Long	03/2006	3,360	5,824

				$6,957

(j) Swap agreements outstanding on December 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2016	$26,200	$348
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2011	260,000	1,344
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2011	7,000	20

						$1,712

(k) Written options outstanding on December 31, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME Eurodollar December Futures	$95.000	12/18/2006	675	$268	$295
Put - CME Eurodollar June Futures	95.000	06/19/2006	328	163	183

				$431	$478

Name of Issuer	Counterparty	Exercise Rate		Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Bank of America	4.500	%**	05/02/2008	$6,900	$138	$129
Put - OTC 7-Year Interest Rate Swap	Bank of America	5.500	%*	05/02/2008	6,900	163	139
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	0.000	%**	05/02/2008	14,400	318	270
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	5.500	%*	05/02/2008	14,400	341	290
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	0.000	%**	05/02/2008	6,900	138	129
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	5.500	%*	05/02/2008	6,900	163	139

						$1,261	$1,096

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.

**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

Schedule of Investments

Low Duration Fund

December 31, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS (j) 0.0%
JSG Holding PLC
3.500% due 11/29/2014 (a)	EC	2,913	$3,422
5.595% due 11/29/2014 (a)		1,087	1,277

Total Bank Loan Obligations (Cost $4,741)			4,699

CORPORATE BONDS & NOTES 7.5%
Banking & Finance 4.7%
American General Finance Corp.
4.544% due 03/23/2007 (a)		$8,700	8,705
Atlantic & Western Re Ltd.
10.519% due 01/09/2007 (a)		2,700	2,701
Bear Stearns Cos., Inc.
4.390% due 03/08/2007 (a)		81,250	81,310
Caterpillar Financial Services Corp.
2.625% due 01/30/2007		150	147
CIT Group, Inc.
4.730% due 09/20/2007 (a)		9,200	9,235
4.590% due 05/23/2008 (a)		9,200	9,233
Citigroup, Inc.
4.310% due 11/01/2007 (a)		3,600	3,605
4.310% due 05/02/2008 (a)		33,000	33,029
Export-Import Bank of Korea
6.500% due 11/15/2006		7,000	7,097
7.100% due 03/15/2007		6,700	6,868
Ford Motor Credit Co.
6.125% due 01/09/2006		5,000	4,997
6.875% due 02/01/2006		18,700	18,660
6.500% due 02/15/2006		1,000	995
7.750% due 02/15/2007		13,700	13,229
5.450% due 03/21/2007 (a)		3,759	3,581
7.200% due 06/15/2007		4,600	4,380
General Electric Capital Corp.
2.750% due 09/25/2006		200	197
4.515% due 01/15/2008 (a)		22,700	22,733
General Motors Acceptance Corp.
6.125% due 09/15/2006		3,940	3,828
7.430% due 12/01/2021		172	173
General Motors Nova Scotia Finance Co.
6.850% due 10/15/2008		16,500	12,458
Golden West Financial Corp.
5.500% due 08/08/2006		700	703
Goldman Sachs Group, Inc.
3.900% due 08/01/2006 (a)		27,600	27,619
4.669% due 10/05/2007 (a)		3,000	3,008
4.400% due 11/10/2008 (a)		31,800	31,819
4.591% due 12/22/2008 (a)		36,400	36,419
HSBC Finance Capital Trust IX
5.911% due 11/30/2035 (a)		8,000	8,083
HSBC Finance Corp.
4.621% due 09/15/2008 (a)		16,600	16,625
International Lease Finance Corp.
3.125% due 05/03/2007		300	293
John Deere Capital Corp.
4.470% due 08/24/2006 (a)		12,700	12,710
4.500% due 08/25/2008		900	891
Korea Development Bank
4.652% due 11/22/2012 (a)		2,200	2,203
Lehman Brothers Holdings, Inc.
4.284% due 10/22/2008 (a)		29,970	30,000
Morgan Stanley Warehouse Facilities
4.719% due 08/16/2006 (a)		42,600	42,600
Phoenix Quake Wind Ltd.
5.570% due 07/03/2008 (a)		6,400	6,510
5.598% due 07/03/2008 (a)		6,500	6,628
7.554% due 07/03/2008 (a)		3,000	2,594
Prudential Financial, Inc.
4.104% due 11/15/2006 (a)		21,500	21,363
Putnam CBO I Ltd.
5.049% due 06/12/2009 (a)		749	754
Santander U.S. Debt S.A.
4.510% due 09/21/2007 (a)		68,300	68,360
Vita Capital Ltd.
4.854% due 01/01/2007 (a)		3,800	3,807
Wachovia Corp.
4.280% due 10/28/2008 (a)		21,900	21,915

			592,065

Industrials 1.3%
Altria Group, Inc.
6.950% due 06/01/2006		25,000	25,198
7.650% due 07/01/2008		7,500	7,948
AOL Time Warner, Inc.
6.125% due 04/15/2006		5,500	5,517
DaimlerChrysler N.A. Holding Corp.
7.250% due 01/18/2006		13,250	13,261
4.990% due 05/24/2006 (a)		13,800	13,819
4.700% due 03/07/2007 (a)		14,000	13,991
4.050% due 06/04/2008		80	78
Devon Energy Corp.
2.750% due 08/01/2006		10,400	10,260
El Paso CGP Co.
6.500% due 05/15/2006		6,350	6,398
7.625% due 09/01/2008		1,075	1,097
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (c)		8,300	4,856
Federal-Mogul Corp.
7.500% due 07/01/2004 (c)		28,600	9,867
HCA, Inc.
8.850% due 01/01/2007		1,200	1,244
5.250% due 11/06/2008		3,450	3,422
Historic TW, Inc.
8.180% due 08/15/2007		5,000	5,232
Kroger Co.
7.625% due 09/15/2006		2,250	2,284
7.800% due 08/15/2007		955	993
Pemex Project Funding Master Trust
9.375% due 12/02/2008		8,900	9,901
Sonat, Inc.
6.750% due 10/01/2007		3,815	3,858
Time Warner, Inc.
8.110% due 08/15/2006		3,400	3,459
Tyco International Group S.A.
6.375% due 02/15/2006		15,600	15,626
5.800% due 08/01/2006		5,600	5,624
United Airlines, Inc.
4.761% due 03/02/2049 (a)(c)		798	798

			164,731

Utilities 1.5%
American Electric Power Co., Inc.
6.125% due 05/15/2006		17,631	17,712
BellSouth Corp.
4.258% due 04/26/2021 (a)		20,175	20,152
Dominion Resources, Inc.
3.660% due 11/15/2006 (a)		6,705	6,628
4.819% due 09/28/2007 (a)		10,755	10,765
Entergy Mississippi, Inc.
4.350% due 04/01/2008		34,480	33,801
France Telecom S.A.
7.200% due 03/01/2006		66,900	67,171
Oncor Electric Delivery Co.
5.000% due 09/01/2007		2,600	2,596
Pepco Holdings, Inc.
5.500% due 08/15/2007		5,600	5,636
Progress Energy, Inc.
6.750% due 03/01/2006		14,410	14,456
Sprint Capital Corp.
6.000% due 01/15/2007		9,500	9,595
Virginia Electric & Power Co.
5.750% due 03/31/2006		6,400	6,415

			194,927

Total Corporate Bonds & Notes (Cost $976,871)			951,723

U.S. GOVERNMENT AGENCIES 25.3%
Fannie Mae
0.100% due 03/25/2009 (d)		1,247	12
1.000% due 11/01/2008 (d)		1	2
3.625% due 07/01/2017 (a)		68	68
3.926% due 01/01/2021 (a)		42	42
3.998% due 11/01/2017 (a)		48	48
4.000% due 05/01/2011		312	302
4.120% due 08/01/2017 - 07/01/2018 (a)(e)		25	25
4.201% due 12/01/2017 (a)		35	35
4.204% due 04/26/2035 (a)		7,150	7,152
4.220% due 06/01/2017 (a)		26	26
4.239% due 04/01/2034 (a)		6,596	6,505
4.250% due 05/25/2033		14,167	13,735
4.363% due 07/01/2042 (a)		38,373	38,671
4.376% due 09/22/2006 (a)		57,600	57,599
4.402% due 03/01/2035 (a)		14,324	14,222
4.408% due 07/25/2017 (a)		829	845
4.413% due 09/01/2041 (a)		41,825	42,368
4.419% due 07/25/2035 (a)		8,578	8,584
4.429% due 09/25/2035 (a)		60,436	60,477
4.500% due 06/01/2011 - 05/01/2020 (e)		43,965	42,836
4.500% due 08/01/2035 (a)		5,630	5,529
4.516% due 02/01/2028 (a)		16	16
4.561% due 01/01/2028 (a)		124	125
4.563% due 10/01/2030 - 11/01/2039 (a)(e)		3,292	3,341
4.584% due 09/01/2035 (a)		20,725	20,590
4.674% due 07/01/2035 (a)		17,567	17,353
4.677% due 05/01/2035 (a)		16,012	15,835
4.683% due 07/01/2035 (a)		22,314	22,115
4.725% due 07/01/2017 (a)		97	99
4.729% due 03/25/2044 (a)		1,713	1,714
4.734% due 03/01/2035 (a)		3,579	3,542
4.755% due 11/01/2017 (a)		109	109
4.758% due 04/01/2018 (a)		1,704	1,716
4.762% due 01/01/2035 (a)		26,080	25,982
4.779% due 05/25/2031 - 06/25/2032 (a)(e)		4,410	4,427
4.789% due 01/01/2024 (a)		345	356
4.962% due 06/01/2022 (a)		13	13
4.997% due 12/01/2023 (a)		55	56
5.000% due 12/01/2013 - 11/01/2035 (e)		1,561,859	1,544,776
5.006% due 04/25/2022 (a)		29	29
5.068% due 01/01/2024 (a)		17	18
5.163% due 04/01/2024 (a)		371	381
5.284% due 07/01/2023 (a)		98	102
5.420% due 11/01/2018 (a)		5	5
5.451% due 09/01/2032 (a)		3,695	3,687
5.500% due 10/01/2008 - 01/12/2036 (e)		487,338	484,331
5.583% due 02/01/2028 (a)		686	703
5.731% due 11/01/2027 (a)		187	191
5.970% due 10/01/2024 (a)		506	521
6.000% due 03/01/2009 - 05/01/2033 (e)		95,107	97,162
6.272% due 08/01/2029 (a)		1,614	1,625
6.500% due 06/01/2008 - 12/25/2042 (e)		36,686	37,981
7.000% due 01/01/2008 - 01/01/2032 (e)		12,818	13,099
7.500% due 02/01/2013		11	11
8.000% due 12/25/2021 - 11/01/2031 (e)		5,898	6,302
8.500% due 02/01/2017 - 04/01/2025 (e)		320	346
8.800% due 01/25/2019		153	164
9.000% due 03/25/2021 - 01/01/2025 (e)		579	628
9.250% due 10/25/2018		10	10
9.500% due 03/25/2020 - 11/01/2025 (e)		1,406	1,546
10.000% due 10/01/2009 - 01/01/2025 (e)		127	135
10.500% due 07/01/2014 - 12/01/2024 (e)		11	13
11.000% due 11/01/2020		9	10
11.250% due 10/01/2015		11	12
11.500% due 11/01/2019 - 02/01/2020 (e)		10	11
11.750% due 02/01/2016		12	13
12.000% due 01/01/2015		3	3
13.000% due 07/01/2015		4	4
13.250% due 09/01/2011		4	5
15.500% due 10/01/2012 - 12/01/2012 (e)		1	1
15.750% due 12/01/2011		6	7
16.000% due 09/01/2012 - 12/01/2012 (e)		3	3
Federal Home Loan Bank
0.000% due 02/05/2007 (a)		11,100	10,259
2.250% due 05/15/2006		90	89
Federal Housing Administration
7.421% due 11/01/2019		39	39
7.430% due 10/01/2019 - 11/01/2025 (e)		10,918	11,022
Freddie Mac
3.000% due 02/15/2023		5,000	4,936
4.000% due 09/15/2015		300	293
4.000% due 01/01/2017 (a)		9	9
4.000% due 01/15/2024 (d)		5,251	621
4.375% due 03/01/2017 (a)		63	64
4.466% due 08/15/2032 (a)		1,289	1,281
4.500% due 06/01/2018		60	59
4.509% due 08/25/2031 (a)		9,658	9,711
4.519% due 09/25/2031 (a)		17,805	17,813
4.628% due 02/01/2020 (a)		541	545
4.719% due 12/15/2030 (a)		22,634	22,712
4.723% due 08/01/2035 (a)		129,309	127,965
4.769% due 06/15/2018 (a)		7,623	7,632
4.819% due 11/15/2030 (a)		20	20
4.833% due 08/01/2035 (a)		35,522	35,362
4.835% due 03/01/2024 (a)		19	20
4.875% due 02/01/2023 (a)		11	11
4.926% due 07/01/2035 (a)		33,526	33,292
5.000% due 04/15/2016 - 07/15/2024 (e)		87,728	87,537
5.325% due 10/15/2020 (a)		96	97
5.375% due 03/15/2021 (a)		65	65
5.437% due 01/01/2024 (a)		197	204
5.500% due 07/01/2015 - 07/15/2034 (e)		33,047	33,255
5.532% due 07/01/2018 (a)		88	89
5.603% due 06/01/2024 (a)		138	140
5.680% due 12/01/2022 (a)		103	105
5.797% due 09/01/2023 (a)		43	44
5.892% due 11/01/2022 (a)		430	440
5.903% due 10/01/2023 (a)		268	275
5.974% due 10/01/2027 (a)		74	75
5.990% due 01/01/2024 (a)		491	505
6.000% due 06/01/2006 - 01/01/2033 (e)		24,925	25,446
6.078% due 11/01/2023 (a)		78	79
6.500% due 08/15/2011 - 07/25/2043 (e)		99,597	102,057
7.000% due 01/01/2030 - 04/01/2032 (e)		129	134
7.500% due 09/01/2006 - 07/15/2030 (e)		1,144	1,174
8.000% due 07/01/2006 - 12/01/2024 (e)		581	612
8.250% due 10/01/2007 - 01/01/2009 (e)		4	4
8.500% due 01/01/2007 - 11/01/2025 (e)		1,335	1,449
9.000% due 12/15/2020 - 08/01/2022 (e)		609	638
9.500% due 03/01/2010 - 09/01/2021 (e)		175	180
9.750% due 11/01/2008		61	64
10.000% due 03/01/2016 - 05/15/2020 (e)		81	85
10.500% due 10/01/2010 - 02/01/2016 (e)		5	5
10.750% due 09/01/2009 - 08/01/2011 (e)		25	26
11.500% due 10/01/2015 - 01/01/2016 (e)		8	9
11.750% due 08/01/2015		1	1
14.000% due 09/01/2012 - 04/01/2016 (e)		2	2
14.500% due 12/01/2010		1	1
15.000% due 08/01/2011 - 12/01/2011 (e)		1	1
Government National Mortgage Association
3.500% due 07/20/2030 (a)		53	53
4.000% due 07/16/2027		13,324	13,179
4.000% due 01/20/2032 - 02/20/2032 (a)(e)		15,223	15,256
4.125% due 10/20/2023 - 12/20/2027 (a)(e)		5,548	5,597
4.375% due 04/20/2016 - 05/20/2030 (a)(e)		12,390	12,466
4.500% due 01/20/2031 - 03/20/2031 (e)		491	493
4.625% due 03/20/2019 (a)		48	48
4.750% due 08/20/2022 - 07/20/2027 (a)(e)		7,326	7,374
4.920% due 12/16/2025 (a)		290	293
6.000% due 01/15/2029 - 10/15/2032 (e)		434	445
6.500% due 09/15/2032 - 05/15/2034 (e)		100	105
7.000% due 03/15/2011 - 10/15/2011 (e)		28	29
7.500% due 02/15/2007 - 09/15/2031 (e)		392	414
8.000% due 11/15/2006 - 06/20/2031 (e)		3,853	4,122
8.500% due 12/15/2021 - 08/15/2030 (e)		127	137
9.000% due 03/15/2017 - 11/15/2030 (e)		550	607
9.500% due 10/15/2016 - 06/15/2025 (e)		31	35
9.750% due 08/15/2017		23	26
10.000% due 10/15/2013 - 11/15/2020 (e)		10	11
10.500% due 11/15/2019 - 02/15/2021 (e)		3	3
11.000% due 09/15/2010		1	1
11.500% due 08/15/2018		8	9
11.750% due 08/15/2013 - 08/15/2015 (e)		5	6
12.000% due 06/20/2015		1	2
13.000% due 10/15/2013		4	5
13.500% due 05/15/2011 - 11/15/2012 (e)		9	10
16.000% due 02/15/2012		9	10
Small Business Administration
7.640% due 03/10/2010		498	531

Total U.S. Government Agencies (Cost $3,246,836)			3,210,127

MORTGAGE-BACKED SECURITIES 13.2%
American Home Mortgage Investment Trust
4.290% due 10/25/2034 (a)		84,879	82,975
4.390% due 02/25/2045 (a)		27,598	27,045
4.440% due 02/25/2045 (a)		80,241	78,415
Banc of America Commercial Mortgage, Inc.
3.366% due 07/11/2043		5,163	5,096
Banc of America Funding Corp.
4.116% due 05/25/2035 (a)		340,783	337,246
Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031		14,992	15,318
5.475% due 10/20/2032 (a)		2,597	2,602
Bear Stearns Adjustable Rate Mortgage Trust
4.810% due 11/25/2030 (a)		309	309
5.268% due 10/25/2032 (a)		0	0
6.083% due 10/25/2032 (a)		162	163
5.348% due 01/25/2033 (a)		5,352	5,346
5.620% due 01/25/2033 (a)		2,724	2,723
5.070% due 03/25/2033 (a)		14,580	14,470
5.448% due 03/25/2033 (a)		30,018	29,894
4.819% due 01/25/2034 (a)		25,567	25,347
4.625% due 10/25/2035 (a)		73,077	71,711
4.750% due 10/25/2035 (a)		91,627	89,890
4.799% due 11/25/2035 (a)		130,652	129,435
Bear Stearns Alt-A Trust
5.424% due 05/25/2035 (a)		56,885	57,078
Citicorp Mortgage Securities, Inc.
5.375% due 12/01/2019 (a)		10	10
5.750% due 02/25/2033		1,309	1,309
Commercial Mortgage Pass-Through Certificates
4.589% due 09/15/2014 (a)		7,000	7,009
Countrywide Alternative Loan Trust
6.500% due 06/25/2033		15,472	15,518
Countrywide Home Loan Mortgage Pass-Through Trust
4.669% due 04/25/2035 (a)		12,394	12,371
5.250% due 11/20/2035 (a)		44,771	44,516
Credit-Based Asset Servicing & Securitization LLC
4.699% due 06/25/2032 (a)		464	464
CS First Boston Mortgage Securities Corp.
7.500% due 03/25/2031		47	47
3.226% due 03/25/2032 (a)		13,615	13,659
3.350% due 03/25/2032 (a)		6,821	6,785
6.190% due 06/25/2032 (a)		889	889
5.647% due 10/25/2032 (a)		1,688	1,688
3.400% due 08/25/2033 (a)		394	397
4.938% due 12/15/2040		21,800	21,835
DLJ Mortgage Acceptance Corp.
11.000% due 08/01/2019		122	134
7.300% due 06/10/2032		195	209
Drexel Burnham Lambert CMO Trust
4.875% due 05/01/2016 (a)		5	5
First Horizon Alternative Mortgage Securities
4.770% due 06/25/2034 (a)		31,623	31,392
GSR Mortgage Loan Trust
6.000% due 03/25/2032		2,842	2,838
4.541% due 09/25/2035 (a)		128,927	126,898
4.548% due 09/25/2035 (a)		19,288	19,107
Impac CMB Trust
4.629% due 01/25/2034 (a)		21,048	21,040
Imperial Savings Association
12.511% due 02/25/2018 (a)		73	73
International Mortgage Acceptance Corp.
12.250% due 03/01/2014		24	25
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		28,403	28,454
MASTR Adjustable Rate Mortgage Trust
3.787% due 12/21/2034 (a)		14,684	14,631
MASTR Asset Securitization Trust
5.500% due 09/25/2033		30,171	29,756
Mellon Residential Funding Corp.
4.286% due 07/25/2029 (a)		1,879	1,893
4.609% due 06/15/2030 (a)		37,125	37,081
Merrill Lynch Mortgage Investors, Inc.
4.497% due 02/25/2035 (a)		41,444	40,659
Nationslink Funding Corp.
4.710% due 11/10/2030 (a)		568	570
Prime Mortgage Trust
4.779% due 02/25/2019 (a)		2,810	2,815
4.779% due 02/25/2034 (a)		11,592	11,612
Prudential-Bache Trust
8.400% due 03/20/2021		424	424
Resecuritization Mortgage Trust
4.629% due 04/26/2021 (a)		297	288
Salomon Brothers Mortgage Securities VII, Inc.
8.000% due 09/25/2030		38	38
Sears Mortgage Securities
12.000% due 02/25/2014		14	14
Sequoia Mortgage Trust
4.670% due 08/20/2032 (a)		13,171	13,183
SLH Mortgage Trust
9.600% due 03/25/2021		174	174
Structured Asset Mortgage Investments, Inc.
8.674% due 06/25/2029 (a)		1,154	1,164
4.700% due 09/19/2032 (a)		23,725	23,754
4.669% due 02/25/2035 (a)		10,502	10,509
Structured Asset Securities Corp.
6.250% due 01/25/2032 (a)		991	991
6.150% due 07/25/2032 (a)		1,089	1,112
4.669% due 01/25/2033 (a)		754	757
4.479% due 08/25/2035 (a)		31,903	31,925
Torrens Trust
4.629% due 07/15/2031 (a)		1,296	1,297
Vendee Mortgage Trust
6.500% due 05/15/2029		43,051	44,548
Washington Mutual Mortgage Securities Corp.
4.816% due 10/25/2032 (a)		133	132
5.368% due 02/25/2033 (a)		2,091	2,104
5.383% due 02/25/2033 (a)		573	570
4.324% due 02/27/2034 (a)		17,412	17,344
4.726% due 06/25/2042 (a)		21,636	21,703
4.563% due 08/25/2042 (a)		15,720	15,646
Washington Mutual, Inc.
4.669% due 10/25/2045 (a)		16,833	16,843

Total Mortgage-Backed Securities (Cost $1,688,192)			1,675,272

ASSET-BACKED SECURITIES 9.5%
AAA Trust
4.479% due 04/25/2035 (a)		36,697	36,743
Accredited Mortgage Loan Trust
4.479% due 07/25/2035 (a)		5,473	5,476
ACE Securities Corp.
4.489% due 10/25/2035 (a)		120,745	120,829
Aegis Asset-Backed Securities Trust
4.499% due 03/25/2035 (a)		5,777	5,782
Ameriquest Mortgage Securities, Inc.
4.479% due 04/25/2035 (a)		3,578	3,580
Amortizing Residential Collateral Trust
4.669% due 07/25/2032 (a)		744	740
Argent Securities, Inc.
4.499% due 10/25/2035 (a)		30,356	30,378
4.519% due 12/25/2035 (a)		87,996	88,023
Asset-Backed Securities Corp. Home Equity Loan Trust
4.489% due 02/25/2035 (a)		2,208	2,210
4.479% due 07/25/2035 (a)		13,923	13,933
Bear Stearns Asset-Backed Securities, Inc.
4.579% due 09/25/2034 (a)		15,037	15,056
4.829% due 03/25/2043 (a)		11,873	11,898
Carrington Mortgage Loan Trust
4.469% due 05/25/2035 (a)		13,987	13,997
4.459% due 06/25/2035 (a)		9,338	9,343
Chase Funding Mortgage Loan Asset-Backed Certificates
4.699% due 11/25/2031 (a)		6,122	6,131
CIT Group Home Equity Loan Trust
4.649% due 06/25/2033 (a)		4,657	4,667
Citibank Credit Card Issuance Trust
4.411% due 02/07/2008 (a)		6,500	6,503
Citigroup Mortgage Loan Trust, Inc.
4.469% due 05/25/2035 (a)		10,675	10,684
4.489% due 09/25/2035 (a)		38,944	38,970
Colonial Advisory Services CBO I Ltd.
4.420% due 06/20/2008 (a)		385	385
Community Program Loan Trust
4.500% due 10/01/2018		6,662	6,564
Countrywide Asset-Backed Certificates
4.689% due 03/25/2034 (a)		1,487	1,488
4.469% due 03/25/2035 (a)		6,999	7,005
4.499% due 03/25/2035 (a)		13,047	13,055
4.459% due 06/25/2035 (a)		19,507	19,520
4.469% due 07/25/2035 (a)		16,547	16,560
4.479% due 08/25/2035 (a)		33,785	33,808
4.459% due 10/25/2035 (a)		62,092	62,136
Equity One ABS, Inc.
4.659% due 11/25/2032 (a)		11,217	11,243
Finance America Mortgage Loan Trust
4.549% due 06/25/2034 (a)		9,618	9,626
First Franklin Mortgage Loan Trust Asset-Backed Certificates
4.489% due 03/25/2025 (a)		31,638	31,662
First NLC Trust
4.489% due 09/25/2035 (a)		22,019	22,034
4.489% due 12/25/2035 (a)		18,358	18,369
First USA Credit Card Master Trust
4.500% due 01/12/2009 (a)		12,895	12,910
Fremont Home Loan Trust
4.489% due 02/25/2035 (a)		32	32
4.489% due 06/25/2035 (a)		5,514	5,517
4.460% due 01/25/2036 (a)		30,300	30,348
GRMT II LLC
4.620% due 06/20/2032 (a)		8	8
GSAMP Trust
4.489% due 01/25/2036 (a)		27,231	27,248
HFC Home Equity Loan Asset-Backed Certificates
4.720% due 09/20/2033 (a)		17,361	17,423
Household Mortgage Loan Trust
4.670% due 05/20/2032 (a)		2,405	2,408
4.720% due 02/20/2033 (a)		15,782	15,794
Irwin Home Equity Loan Trust
4.754% due 06/25/2021 (a)		14	14
IXIS Real Estate Capital Trust
4.459% due 09/25/2035 (a)		19,267	19,276
Long Beach Mortgage Loan Trust
4.499% due 09/25/2035 (a)		40,952	40,984
MASTR Asset-Backed Securities Trust
4.569% due 09/25/2034 (a)		1,055	1,055
Morgan Stanley Dean Witter Capital I, Inc.
4.709% due 07/25/2032 (a)		73	74
Nelnet Student Loan Trust
4.230% due 01/25/2016 (a)		4,308	4,310
New Century Home Equity Loan Trust
4.489% due 09/25/2035 (a)		55,554	55,596
Nordea N.A., Inc.
4.629% due 06/15/2031 (a)		7	7
Ocwen Mortgage Loan Asset-Backed Certificates
4.999% due 10/25/2029 (a)		12	12
Option One Mortgage Loan Trust
4.479% due 08/25/2035 (a)		45,675	45,711
Park Place Securities, Inc.
4.489% due 08/25/2035 (a)		34,143	34,169
4.499% due 01/25/2036 (a)		152	152
Quest Trust
4.459% due 12/25/2035 (a)		19,208	19,221
Renaissance Home Equity Loan Trust
4.729% due 08/25/2032 (a)		1,227	1,233
Residential Asset Mortgage Products, Inc.
4.509% due 05/25/2027 (a)		5,586	5,591
Residential Asset Securities Corp.
4.609% due 06/25/2031 (a)		10	10
SACO I, Inc.
4.489% due 09/25/2035 (a)		50,508	50,537
Saxon Asset Securities Trust
4.559% due 12/26/2034 (a)		2,241	2,243
SLM Student Loan Trust
4.541% due 03/15/2013 (a)		11,107	11,114
Soundview Home Equity Loan Trust
4.489% due 05/25/2035 (a)		9,054	9,059
4.479% due 07/25/2035 (a)		8,652	8,657
4.489% due 11/25/2035 (a)		62,599	62,599
4.479% due 12/25/2035 (a)		16,417	16,414
Wachovia Auto Owner Trust
4.820% due 02/20/2009		35,500	35,533
WMC Mortgage Loan
5.049% due 05/15/2030 (a)		519	519

Total Asset-Backed Securities (Cost $1,213,045)			1,214,176

SOVEREIGN ISSUES 1.0%
Brazilian Government International Bond
5.188% due 04/15/2006 (a)		7,232	7,237
5.250% due 04/15/2009 (a)		27,302	27,195
5.250% due 04/15/2012 (a)		7,494	7,419
8.000% due 01/15/2018		30,400	32,878
Mexico Government International Bond
4.625% due 10/08/2008		380	376
6.375% due 01/16/2013		140	149
Panama Government International Bond
9.375% due 07/23/2012		480	564
Peru Government International Bond
9.125% due 02/21/2012		1,150	1,320
Russia Government International Bond
10.000% due 06/26/2007		19,800	21,216
8.250% due 03/31/2010		24,800	26,459

Total Sovereign Issues (Cost $122,420)			124,813

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 0.1%
France Government International Bond
5.000% due 01/12/2006	EC	10,000	11,845

Total Foreign Currency-Denominated Issues (Cost $12,055)			11,845

		Notional Amount (000s)
PURCHASED CALL OPTIONS (j) 0.1%
1-Year Interest Rate Swap (OTC)
Strike @ 4.800%* Exp. 02/01/2006		$161,200	45
Strike @ 4.700%* Exp. 02/01/2006		343,000	29
2-Year Interest Rate Swap (OTC)
Strike @ 4.500%* Exp. 04/04/2006		153,000	85
Strike @ 4.500%* Exp. 04/06/2006		208,700	120
Strike @ 4.750%* Exp. 05/02/2006		503,000	1,131
Strike @ 4.650%*** Exp. 06/12/2006	BP	57,300	454
Strike @ 4.750%* Exp. 08/07/2006		$587,000	2,176
Strike @ 4.750%* Exp. 08/08/2006		175,000	651
Strike @ 4.500%* Exp. 10/04/2006		377,000	949
Strike @ 4.250%* Exp. 10/11/2006		240,000	341
Strike @ 4.250%* Exp. 10/12/2006		235,000	336
Strike @ 4.500%* Exp. 10/18/2006		449,000	1,245
Strike @ 4.250%* Exp. 10/19/2006		75,000	112
Strike @ 4.250%* Exp. 10/24/2006		132,000	202
Strike @ 4.250%* Exp. 10/25/2006		317,000	489
Strike @ 4.800%* Exp. 12/22/2006		375,000	2,229

Total Purchased Call Options (Cost $14,803)			10,594

		# of Contracts
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $92.000 Exp. 12/18/2006		6,062	38
90-Day Eurodollar March Futures (CME)
Strike @ $93.750 Exp. 03/13/2006		15,120	94

Total Purchased Put Options (Cost $201)			132

		Shares
PREFERRED SECURITY 0.8%
DG Funding Trust
6.777% due 12/31/2049 (a)		9,632	102,641

Total Preferred Security (Cost $101,505)			102,641

PREFERRED STOCK 0.1%
Fannie Mae
7.000% due 12/31/2049 (a)		185,300	10,145
Home Ownership Funding
13.331% due 12/31/2049 (a)		8,625	2,407

Total Preferred Stock (Cost $15,264)			12,552

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS (j) 45.6%
Certificates of Deposit 6.9%
Citibank New York N.A.
4.230% due 02/06/2006		$225,000	225,000
4.405% due 03/07/2006		150,000	150,000
Unicredito Italiano SpA
4.325% due 02/21/2006		200,000	200,003
Wells Fargo Bank, N.A.
4.280% due 01/03/2006		300,000	299,999

			875,002

Commercial Paper 29.1%
Anz (Delaware), Inc.
4.140% due 01/09/2006		8,800	8,794
4.065% due 01/19/2006		5,800	5,789
4.080% due 01/19/2006		1,370	1,367
4.180% due 02/06/2006		14,400	14,343
4.220% due 02/14/2006		29,000	28,857
4.250% due 02/17/2006		120,400	119,760
4.270% due 02/22/2006		4,700	4,672
Anz National International Ltd.
4.085% due 01/19/2006		9,000	8,984
ASB Bank Ltd.
4.070% due 01/17/2006		2,000	1,997
4.090% due 01/18/2006		1,200	1,198
Bank of America Corp.
4.255% due 02/15/2006		50,000	49,746
4.415% due 04/13/2006		100,000	98,722
Bank of Ireland
4.295% due 01/17/2006		6,200	6,190
BNP Paribas Finance
4.250% due 02/17/2006		81,000	80,570
4.305% due 02/28/2006		800	795
4.340% due 03/02/2006		2,800	2,780
Carolina Power & Light Co.
4.560% due 04/21/2006		22,800	22,486
CBA (de) Finance
4.035% due 01/09/2006		37,300	37,275
4.050% due 01/09/2006		200	200
4.050% due 01/10/2006		700	699
4.190% due 02/07/2006		5,700	5,677
4.260% due 02/21/2006		3,400	3,380
4.265% due 02/21/2006		9,100	9,047
4.400% due 03/20/2006		5,900	5,842
Cox Communications, Inc.
4.068% due 01/17/2006		18,050	18,050
Danske Corp.
4.270% due 01/03/2006		2,700	2,700
4.320% due 01/04/2006		100,000	99,988
4.260% due 01/09/2006		300	300
Dexia Delaware LLC
4.190% due 01/17/2006		100,000	99,837
4.140% due 01/30/2006		92,200	91,914
4.200% due 02/06/2006		3,000	2,988
4.340% due 03/06/2006		113,400	112,493
4.370% due 03/10/2006		18,500	18,343
4.375% due 03/13/2006		5,200	5,154
DnB NORBank ASA
4.050% due 01/13/2006		7,500	7,492
4.140% due 01/19/2006		2,000	1,996
4.280% due 02/03/2006		900	897
4.200% due 02/08/2006		1,900	1,892
4.240% due 02/08/2006		600	597
4.225% due 02/16/2006		7,600	7,561
4.300% due 03/08/2006		6,200	6,149
4.385% due 03/13/2006		2,800	2,775
4.380% due 03/15/2006		4,000	3,963
4.470% due 04/28/2006		2,100	2,069
Fannie Mae
3.956% due 01/18/2006		1,600	1,597
4.038% due 01/25/2006		6,000	5,985
4.040% due 01/25/2006		3,100	3,092
4.060% due 02/01/2006		3,600	3,588
3.847% due 03/08/2006		3,800	3,769
4.083% due 03/08/2006		10,800	10,711
4.234% due 03/15/2006		13,900	13,773
4.240% due 03/15/2006		7,600	7,531
4.089% due 03/22/2006		19,400	19,206
3.994% due 03/29/2006		300	297
4.320% due 04/03/2006		274,300	271,137
4.390% due 05/10/2006		1,800	1,771
Federal Home Loan Bank
4.055% due 01/27/2006		8,100	8,078
Florida Power Corp.
4.560% due 04/24/2006		22,800	22,477
4.630% due 04/28/2006		18,900	18,623
ForeningsSparbanken AB
4.405% due 03/28/2006		8,000	7,914
Freddie Mac
3.882% due 01/03/2006		12,000	12,000
4.095% due 02/07/2006		19,700	19,621
4.140% due 02/14/2006		4,000	3,981
4.137% due 02/21/2006		10,800	10,739
4.246% due 03/07/2006		100,000	99,188
3.965% due 03/28/2006		40,000	39,569
4.337% due 04/04/2006		400	395
4.355% due 05/31/2006		35,000	34,339
General Electric Capital Corp.
4.060% due 01/17/2006		800	799
4.170% due 01/19/2006		2,700	2,695
4.140% due 01/27/2006		96,900	96,633
4.380% due 03/15/2006		103,200	102,259
HBOS Treasury Services PLC
4.210% due 02/09/2006		700	697
4.210% due 02/10/2006		1,100	1,095
4.220% due 02/10/2006		4,300	4,281
4.200% due 02/15/2006		120,000	119,398
4.265% due 02/21/2006		3,700	3,678
4.270% due 02/22/2006		9,300	9,245
4.285% due 02/23/2006		200	199
4.320% due 02/28/2006		500	497
4.315% due 03/01/2006		5,500	5,462
4.355% due 03/06/2006		800	794
4.360% due 03/07/2006		9,200	9,125
4.370% due 03/08/2006		20,000	19,835
4.385% due 03/14/2006		1,800	1,784
4.390% due 03/16/2006		48,800	48,349
ING U.S. Funding LLC
4.140% due 01/23/2006		900	898
4.340% due 03/03/2006		2,600	2,581
4.380% due 03/15/2006		1,000	991
IXIS Commercial Paper Corp.
4.090% due 01/30/2006		86,400	86,135
4.345% due 03/06/2006		72,300	71,722
Lloyds TSB Bank PLC
4.270% due 01/17/2006		2,700	2,695
National Australia Funding, Inc.
4.300% due 01/04/2006		2,100	2,100
Nissan Motors Acceptance Corp.
4.430% due 01/23/2006		13,200	13,167
Nordea N.A., Inc.
4.080% due 01/19/2006		63,000	62,886
4.085% due 01/19/2006		10,200	10,181
4.150% due 01/19/2006		2,700	2,695
4.200% due 01/20/2006		200	200
4.160% due 02/02/2006		20,000	19,931
4.265% due 02/10/2006		4,200	4,181
4.250% due 02/14/2006		1,000	995
4.295% due 02/22/2006		3,000	2,982
4.270% due 02/23/2006		45,000	44,728
4.280% due 02/24/2006		230,000	228,578
4.345% due 03/06/2006		1,300	1,290
Rabobank USA Financial Corp.
4.290% due 01/03/2006		800	800
4.055% due 01/20/2006		6,300	6,288
San Paolo IMI U.S. Financial Co.
4.135% due 02/24/2006		11,100	11,034
4.350% due 03/02/2006		3,800	3,773
San Paolo U.S. Holding Company, Inc.
4.040% due 01/17/2006		16,200	16,175
Skandinaviska Enskilda Banken AB
4.170% due 02/03/2006		1,200	1,196
4.210% due 02/09/2006		900	896
Societe Generale N.A.
4.060% due 01/17/2006		178	178
4.145% due 02/01/2006		1,100	1,096
4.110% due 02/21/2006		2,000	1,989
4.270% due 02/22/2006		28,600	28,430
4.340% due 03/06/2006		3,500	3,472
4.380% due 03/20/2006		12,200	12,081
4.430% due 04/20/2006		12,300	12,132
4.440% due 04/20/2006		4,200	4,143
Spintab AB
4.060% due 01/18/2006		177,600	177,300
4.080% due 01/20/2006		1,400	1,397
4.100% due 01/31/2006		50,700	50,538
4.170% due 02/01/2006		1,800	1,794
4.340% due 03/01/2006		50,000	49,656
Svenska Handelsbanken, Inc.
4.160% due 02/02/2006		600	598
4.155% due 02/06/2006		249,500	248,521
4.300% due 02/27/2006		3,400	3,378
4.400% due 03/23/2006		500	495
Swedbank, Inc.
4.055% due 01/18/2006		3,600	3,594
4.060% due 01/18/2006		12,400	12,379
4.200% due 01/18/2006		5,000	4,991
4.170% due 02/03/2006		3,900	3,886
Toyota Motor Credit Corp.
4.380% due 03/21/2006		4,600	4,555
UBS Finance Delaware LLC
4.190% due 01/03/2006		145,100	145,100
4.290% due 01/03/2006		4,700	4,700
4.300% due 01/03/2006		2,500	2,500
4.080% due 01/30/2006		5,100	5,084
4.240% due 02/22/2006		400	398
Unicredit Delaware, Inc.
4.210% due 02/08/2006		2,800	2,788
Westpac Banking Corp.
4.055% due 01/17/2006		300	299
4.060% due 01/18/2006		75,000	74,873
4.330% due 02/21/2006		600	596
4.315% due 03/01/2006		4,900	4,866
4.220% due 03/02/2006		70,000	69,524
Westpac Trust Securities NZ Ltd.
4.050% due 01/17/2006		23,100	23,064
4.060% due 01/18/2006		75,000	74,873
4.420% due 04/21/2006		5,665	5,587

			3,692,487

Repurchase Agreements 6.1%
Lehman Brothers, Inc.
3.400% due 01/03/2006		272,000	272,000
(Dated 12/30/2005. Collateralized by U.S. Treasury Bills 4.125% due 05/11/2006 valued at $277,604. Repurchase proceeds are $272,103.)
State Street Bank
3.900% due 01/03/2006		9,140	9,140
(Dated 12/30/2005. Collateralized by Fannie Mae 2.625% due 11/15/2006 valued at $9,327. Repurchase proceeds are $9,144.)
UBS Warburg LLC
3.350% due 01/03/2006		500,000	500,000
(Dated 12/30/2005. Collateralized by U.S. Treasury Strips 0.000% due 02/15/2016-11/15/2018 valued at $508,942. Repurchase proceeds are $500,186.)

			781,140

France Treasury Bills 0.4%
2.012% due 01/05/2006	EC	43,600	51,612

Germany Treasury Bills 2.5%
2.016% due 01/18/2006-02/15/2006 (e)		264,900	313,146

U.S. Treasury Bills 0.6%
3.849% due 03/02/2006-03/16/2006 (e)(f)(g)		$71,545	70,913

Total Short-Term Instruments (Cost $5,801,013)			5,784,300

Total Investments (b) (Cost $13,196,946)		103.2%	$13,102,874
Written Options (i) (Premiums $26,079)		(0.2%)	(22,368)
Other Assets and Liabilities (Net)		(3.0%)	(387,351)

Net Assets		100.0%	$12,693,155

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) As of December 31, 2005, portfolio securities with an aggregate market value of $362,128 were valued with reference to securities whose prices are more readily obtainable.

(c) Security is in default.

(d) Interest only security.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Securities with an aggregate market value of $6,193 have been pledged as collateral for swap and swaption contracts on December 31, 2005.

(g) Securities with an aggregate market value of $64,720 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar Futures	Long	09/2006	2,638	$(3,902)
90-Day Eurodollar Futures	Long	12/2006	18,956	3,357
90-Day Eurodollar Futures	Long	03/2007	21,942	480
90-Day Eurodollar Futures	Long	06/2007	7,613	(765)
90-Day Eurodollar Futures	Long	09/2007	1,583	(70)
90-Day Eurodollar Futures	Long	12/2007	343	43

				$(857)

(h) Swap agreements outstanding on December 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2007	BP	181,700	$(257)
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		98,400	(70)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EC	23,900	102
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		9,100	72
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2011		$81,900	(387)

							$(540)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation )
ABN AMRO Bank, N.V.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2006	$200	$(1)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.350%	06/20/2006	9,300	(78)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.300%	09/20/2006	5,000	(129)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	20,000	(207)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	8,900	(55)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	8,000	(44)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.650%	06/20/2007	1,500	(12)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	4,700	(121)
Credit Suisse First Boston	Gaz Capital S.A. 8.625% due 04/28/2034	Sell	0.720%	04/20/2006	8,200	24

Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	8,600	(64)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	06/20/2006	2,000	(12)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	09/20/2006	6,000	(61)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	2,800	(71)
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.640%	03/20/2007	25,000	128
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	03/20/2007	9,500	57
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	5,000	(31)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	4,000	(180)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	12,000	(86)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	3,200	(107)
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	4.480%	06/20/2007	12,000	(1,786)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.250%	03/20/2006	1,800	(14)
J.P. Morgan Chase & Co.	America International Group, Inc. 4.250% due 05/15/2013	Sell	0.080%	06/20/2006	25,000	7
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	10,000	(72)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.500%	06/20/2006	8,700	(51)
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.625%	03/20/2007	50,000	245
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.690%	03/20/2007	40,300	236
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.900%	06/20/2006	3,200	(29)
Lehman Brothers, Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.630%	03/20/2007	25,000	124
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	1,500	(7)
Lehman Brothers, Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	7.200%	06/20/2008	2,000	(309)
Lehman Brothers, Inc.	Republic of Turkey 11.875% due 01/15/2030	Buy	(2.110%)	10/20/2010	8,000	(267)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	1,800	(46)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.400%	06/20/2007	5,000	(118)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	4,200	(189)
Morgan Stanley Dean Witter & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	7.570%	06/20/2008	5,000	(740)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%	06/20/2006	6,000	(42)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.100%	06/20/2006	10,900	(50)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.200%	06/20/2006	10,000	(41)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	3,000	(18)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	1,500	(36)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	5,000	(31)
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%	06/20/2007	5,000	(117)

						$(4,401)

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(i) Written options outstanding on December 31, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME Eurodollar December Futures	$95.000	12/18/2006	411	$199	$180
Put - CME Eurodollar December Futures	95.250	12/18/2006	11,441	9,186	8,439
Put - CME Eurodollar December Futures	95.500	12/18/2006	1,258	1,360	1,400
Put - CME Eurodollar September Futures	95.000	09/18/2006	416	232	138

				$10,977	$10,157

Name of Issuer	Counterparty	Exercise Rate		Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	4.310	%*	10/19/2006	$32,000	$222	$136
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	4.540	%*	10/04/2006	68,900	807	472
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	4.850	%*	12/22/2006	161,000	2,116	2,324
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.700	%*	02/01/2006	55,000	176	56
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.540	%*	04/06/2006	89,300	676	179
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.780	%*	05/02/2006	216,000	1,372	1,347
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.780	%*	08/07/2006	252,000	2,062	2,389
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.300	%*	10/11/2006	103,000	770	411
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.560	%*	10/18/2006	193,000	1,903	1,444
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.320	%*	10/25/2006	137,000	967	611
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.300	%*	10/12/2006	101,000	732	405
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	4.540	%*	04/04/2006	66,000	492	129
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.780	%*	08/08/2006	75,000	707	713
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.540	%*	10/04/2006	94,000	1,122	645
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	4.810	%*	02/01/2006	35,500	73	85
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	4.310	%*	10/24/2006	57,000	419	247
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	4.500	%**	12/20/2006	BP 55,700	265	241
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	4.650	%***	06/12/2006	14,800	221	377

						$15,102	$12,211

*	The Fund will receive a floating rate based on 3-month USD-LIBOR.

**	The Fund will pay a floating rate based on 6-month BP-LIBOR.

***	The Fund will receive a floating rate based on 6-month BP-LIBOR.

(j) Forward foreign currency contracts outstanding on December 31, 2005:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	9,061	01/2006	$8	$(68)	$(60)
Buy	BR	4,386	02/2006	0	(101)	(101)
Buy	CP	5,608,443	02/2006	500	(1)	499
Buy	EC	169,753	01/2006	1,134	(66)	1,068
Sell		4,000	01/2006	1	0	1
Sell		520,217	02/2006	2,778	0	2,778
Buy	JY	8,988,158	01/2006	424	0	424
Sell		2,203,565	01/2006	0	(305)	(305)
Buy	KW	6,649,500	01/2006	64	0	64
Buy		6,262,765	02/2006	106	0	106
Buy		4,012,000	03/2006	55	0	55
Buy	MP	56,621	02/2006	139	(8)	131
Buy		38,152	03/2006	119	0	119
Buy	PN	15,639	02/2006	0	(183)	(183)
Buy		11,883	03/2006	0	(138)	(138)
Buy	PZ	15,263	02/2006	97	0	97
Buy		11,547	03/2006	0	(18)	(18)
Buy	RP	49,760	02/2006	26	0	26
Buy		233,359	03/2006	0	(123)	(123)
Buy	RR	87,616	01/2006	5	0	5
Buy		145,279	02/2006	10	(25)	(15)
Buy		103,948	03/2006	0	(62)	(62)
Buy	S$	5,190	01/2006	0	(38)	(38)
Buy		8,596	02/2006	37	(12)	25
Buy		5,806	03/2006	16	0	16
Buy	SR	2,605	02/2006	19	0	19
Buy	SV	279,529	03/2006	54	(61)	(7)
Buy	T$	142,152	02/2006	25	(82)	(57)
Buy		113,242	03/2006	18	0	18

				$5,635	$(1,291)	$4,344

Schedule of Investments

Low Duration Fund II

December 31, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 7.8%
Banking & Finance 6.5%
American General Finance Corp.
4.544% due 03/23/2007 (a)	$300	$300
Citigroup, Inc.
4.559% due 12/26/2008 (a)	1,400	1,401
General Motors Acceptance Corp.
5.070% due 04/13/2006 (a)	6,400	6,312
6.125% due 09/15/2006	600	583
Goldman Sachs Group, Inc.
4.524% due 07/23/2009 (a)	3,700	3,723
HSBC Finance Corp.
4.621% due 09/15/2008 (a)	700	701
Lehman Brothers Holdings, Inc.
4.284% due 10/22/2008 (a)	5,800	5,806
Morgan Stanley Warehouse Facilities
3.789% due 08/16/2006 (a)	1,900	1,900
Prudential Financial, Inc.
4.104% due 11/15/2006 (a)	1,000	994
Santander U.S. Debt S.A.
3.930% due 09/21/2007 (a)	3,000	3,002
Toyota Motor Credit Corp.
4.310% due 09/18/2006 (a)	5,600	5,601
Wachovia Corp.
4.280% due 10/28/2008 (a)	900	900

		31,223

Industrials 1.1%
Altria Group, Inc.
7.650% due 07/01/2008	4,500	4,769
DaimlerChrysler N.A. Holding Corp.
4.990% due 05/24/2006 (a)	500	501

		5,270

Utilities 0.2%
BellSouth Corp.
4.258% due 04/26/2021 (a)	900	899

Total Corporate Bonds & Notes (Cost $37,544)		37,392

U.S. GOVERNMENT AGENCIES 33.0%
Fannie Mae
3.799% due 09/22/2006 (a)	2,300	2,300
4.204% due 11/28/2035 (a)	377	377
4.363% due 07/01/2042 (a)	1,570	1,582
4.413% due 09/01/2041 (a)	1,722	1,744
4.429% due 09/25/2035 (a)	2,628	2,629
4.430% due 09/01/2028 (a)	344	343
4.500% due 09/01/2019 - 05/01/2020 (c)	1,864	1,817
4.563% due 08/01/2030 - 10/01/2030 (a)(c)	1,121	1,138
4.625% due 01/01/2024 (a)	183	188
4.683% due 07/01/2035 (a)	1,001	992
4.767% due 01/01/2035 (a)	1,123	1,119
4.821% due 12/01/2034 (a)	5,337	5,329
4.829% due 09/25/2030 (a)	327	329
5.000% due 11/01/2017 - 08/01/2020 (c)	60,653	60,071
5.006% due 06/01/2035 (a)	5,463	5,466
5.500% due 01/01/2009 - 01/12/2036 (c)	47,450	47,128
6.000% due 03/01/2016 - 11/01/2033 (c)	4,909	5,015
6.500% due 09/01/2012 - 12/25/2042 (c)	435	445
8.000% due 11/25/2023	346	368
9.250% due 10/25/2018	10	10
10.500% due 05/01/2012	142	156
Federal Home Loan Bank
0.000% due 02/05/2007 (a)	500	462
Federal Housing Administration
7.430% due 07/01/2024	1,469	1,483
Freddie Mac
4.363% due 02/25/2045 (a)	2,472	2,489
4.719% due 12/15/2030 (a)	1,024	1,027
4.769% due 06/15/2018 (a)	310	311
4.926% due 07/01/2035 (a)	1,295	1,285
5.000% due 11/01/2018 - 07/15/2024 (c)	4,240	4,224
5.715% due 07/01/2023 (a)	103	106
6.000% due 02/01/2016 - 09/01/2016 (c)	541	554
6.500% due 07/25/2043	2,833	2,903
8.500% due 06/01/2009 - 06/01/2025 (c)	31	33
Government National Mortgage Association
3.500% due 07/15/2030 (a)	777	777
4.125% due 10/20/2025 (a)	761	768
4.375% due 04/20/2022 - 05/20/2027 (a)(c)	1,624	1,630
4.750% due 07/20/2023 - 07/20/2025 (a)(c)	909	915
4.870% due 09/20/2030 (a)	104	105
7.000% due 11/15/2022	187	196
7.500% due 02/15/2022 - 03/15/2024 (c)	394	417
7.750% due 01/17/2030	55	56
8.000% due 03/15/2023 - 09/15/2024 (c)	104	112
9.000% due 07/20/2016 - 10/15/2030 (c)	193	211

Total U.S. Government Agencies (Cost $160,435)		158,610

MORTGAGE-BACKED SECURITIES 12.2%
American Home Mortgage Investment Trust
4.290% due 10/25/2034 (a)	3,675	3,592
4.390% due 02/25/2045 (a)	1,271	1,245
Banc of America Funding Corp.
4.117% due 05/25/2035 (a)	15,362	15,203
Bear Stearns Adjustable Rate Mortgage Trust
5.349% due 02/25/2033 (a)	301	301
5.633% due 02/25/2033 (a)	143	143
5.446% due 03/25/2033 (a)	1,437	1,431
4.833% due 01/25/2034 (a)	944	936
4.799% due 11/25/2035 (a)	5,760	5,706
Bear Stearns Alt-A Trust
5.438% due 05/25/2035 (a)	2,315	2,323
Commercial Mortgage Pass-Through Certificates
4.589% due 09/15/2014 (a)	300	300
Countrywide Alternative Loan Trust
6.500% due 06/25/2033	643	645
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036 (a)	1,900	1,889
Credit-Based Asset Servicing & Securitization LLC
4.699% due 06/25/2032 (a)	54	54
CS First Boston Mortgage Securities Corp.
3.336% due 03/25/2032 (a)	820	823
6.247% due 06/25/2032 (a)	37	37
5.643% due 10/25/2032 (a)	101	101
3.640% due 08/25/2033 (a)	808	814
First Horizon Alternative Mortgage Securities
4.788% due 06/25/2034 (a)	1,357	1,348
GSR Mortgage Loan Trust
3.420% due 06/25/2034 (a)	3,963	3,888
4.541% due 09/25/2035 (a)	5,881	5,788
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	1,269	1,271
Merrill Lynch Mortgage Investors, Inc.
4.502% due 02/25/2035 (a)	1,856	1,821
Nationslink Funding Corp.
4.710% due 11/10/2030 (a)	177	177
7.030% due 06/20/2031	27	28
Prime Mortgage Trust
4.779% due 02/25/2019 (a)	132	133
4.779% due 02/25/2034 (a)	588	589
Salomon Brothers Mortgage Securities VII, Inc.
4.853% due 11/25/2022 (a)	30	28
Sequoia Mortgage Trust
4.670% due 08/20/2032 (a)	741	742
Structured Asset Mortgage Investments, Inc.
9.551% due 06/25/2029 (a)	716	722
4.700% due 09/19/2032 (a)	1,314	1,316
Structured Asset Securities Corp.
6.150% due 07/25/2032 (a)	60	62
4.669% due 01/25/2033 (a)	47	48
4.549% due 12/25/2034 (a)	9	9
Washington Mutual Mortgage Securities Corp.
4.816% due 10/25/2032 (a)	1,328	1,322
4.324% due 02/27/2034 (a)	1,402	1,397
4.726% due 06/25/2042 (a)	877	880
Washington Mutual MSC Mortgage Pass-Through Certificates
4.639% due 12/01/2045 (a)	1,100	1,101
Washington Mutual, Inc.
4.669% due 10/25/2045 (a)	685	685

Total Mortgage-Backed Securities (Cost $59,279)		58,898

ASSET-BACKED SECURITIES 10.3%
AAA Trust
4.291% due 11/26/2035 (a)	1,372	1,374
ACE Securities Corp.
4.489% due 10/25/2035 (a)	5,205	5,208
Ameriquest Mortgage Securities, Inc.
4.489% due 10/25/2035 (a)	2,324	2,325
Amortizing Residential Collateral Trust
4.669% due 07/25/2032 (a)	43	43
Argent Securities, Inc.
4.499% due 10/25/2035 (a)	1,312	1,313
4.519% due 12/25/2035 (a)	386	386
Asset-Backed Securities Corp. Home Equity Loan Trust
5.469% due 03/15/2032 (a)	1,200	1,229
4.291% due 07/25/2035 (a)	727	727
Bear Stearns Asset-Backed Securities, Inc.
4.579% due 09/25/2034 (a)	694	695
4.579% due 06/15/2043 (a)	1,436	1,438
Capital Auto Receivables Asset Trust
3.580% due 10/16/2006	441	441
Carrington Mortgage Loan Trust
4.459% due 06/25/2035 (a)	406	406
Centex Home Equity Co. LLC
4.469% due 06/25/2035 (a)	3,713	3,715
Chase Manhattan Auto Owner Trust
4.730% due 03/15/2008	2,790	2,792
CIT Group Home Equity Loan Trust
4.649% due 06/25/2033 (a)	267	267
Citigroup Mortgage Loan Trust, Inc.
4.469% due 05/25/2035 (a)	570	570
Countrywide Asset-Backed Certificates
4.619% due 12/25/2031 (a)	451	452
4.459% due 06/25/2035 (a)	883	884
4.459% due 10/25/2035 (a)	2,706	2,708
FBR Securitization Trust
4.489% due 10/25/2035 (a)	2,675	2,677
Finance America Mortgage Loan Trust
4.549% due 06/25/2034 (a)	429	429
First NLC Trust
4.489% due 09/25/2035 (a)	949	949
4.489% due 12/25/2035 (a)	932	932
Fremont Home Loan Trust
4.460% due 01/25/2036 (a)	1,300	1,302
GSAMP Trust
4.489% due 01/25/2036 (a)	1,163	1,164
GSR Mortgage Loan Trust
4.480% due 12/25/2030 (a)	1,100	1,101
Household Mortgage Loan Trust
4.670% due 05/20/2032 (a)	129	129
Morgan Stanley Asset-Backed Securities Capital I, Inc.
4.559% due 05/25/2034 (a)	976	977
Morgan Stanley Dean Witter Capital I, Inc.
4.709% due 07/25/2032 (a)	8	8
New Century Home Equity Loan Trust
4.489% due 09/25/2035 (a)	2,447	2,449
Park Place Securities, Inc.
4.489% due 03/25/2035 (a)	421	421
Quest Trust
4.130% due 12/25/2035 (a)	979	979
Residential Asset Mortgage Products, Inc.
4.519% due 04/25/2026 (a)	790	791
SACO I, Inc.
4.489% due 09/25/2035 (a)	2,327	2,329
SLM Student Loan Trust
4.541% due 03/15/2013 (a)	413	413
Soundview Home Equity Loan Trust
4.489% due 11/25/2035 (a)	2,690	2,690
4.479% due 12/25/2035 (a)	782	782
Structured Asset Investment Loan Trust
4.559% due 12/25/2013 (a)	621	622
Wachovia Auto Owner Trust
4.820% due 02/20/2009	1,600	1,602

Total Asset-Backed Securities (Cost $49,663)		49,719

	Notional Amount (000s)
PURCHASED CALL OPTIONS 0.1%
1-Year Interest Rate Swap (OTC)
Strike @ 4.800%* Exp. 02/01/2006	7,000	2
Strike @ 4.700%* Exp. 02/01/2006	15,000	1
2-Year Interest Rate Swap (OTC)
Strike @ 4.500%* Exp. 04/04/2006	7,000	4
Strike @ 4.500%* Exp. 04/06/2006	9,100	5
Strike @ 4.750%* Exp. 05/02/2006	22,000	50
Strike @ 4.750%* Exp. 08/07/2006	26,000	96
Strike @ 4.750%* Exp. 08/08/2006	8,000	30
Strike @ 4.500%* Exp. 10/04/2006	16,400	41
Strike @ 4.250%* Exp. 10/11/2006	10,000	14
Strike @ 4.250%* Exp. 10/12/2006	10,000	14
Strike @ 4.500%* Exp. 10/18/2006	20,000	56
Strike @ 4.250%* Exp. 10/19/2006	3,000	5
Strike @ 4.250%* Exp. 10/24/2006	6,000	9
Strike @ 4.250%* Exp. 10/25/2006	14,000	22
Strike @ 4.800%* Exp. 12/22/2006	14,000	83

Total Purchased Call Options (Cost $627)		432

	# of Contracts
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $92.000 Exp. 12/18/2006	557	3
90-Day Eurodollar March Futures (CME)
Strike @ $93.750 Exp. 03/13/2006	134	1

Total Purchased Put Options (Cost $6)		4

	Shares
PREFERRED SECURITY 1.1%
DG Funding Trust
6.777% due 12/31/2049 (a)	510	5,435

Total Preferred Security (Cost $5,100)		5,435

PREFERRED STOCK 0.1%
Fannie Mae
7.000% due 12/31/2049 (a)	7,400	405

Total Preferred Stock (Cost $375)		405

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 37.2%
Commercial Paper 29.3%
Bank of America N.A.
4.255% due 02/15/2006	$15,000	14,924
Fannie Mae
3.669% due 01/04/2006	2,200	2,200
3.668% due 03/01/2006	15,500	15,396
4.083% due 03/08/2006	15,200	15,075
4.234% due 03/15/2006	13,100	12,980
Federal Home Loan Bank
4.030% due 01/25/2006	18,700	18,654
4.065% due 02/01/2006	30,000	29,902
3.840% due 02/22/2006	5,000	4,971
Freddie Mac
4.160% due 02/28/2006	1,200	1,192
3.965% due 03/28/2006	10,000	9,892
General Electric Capital Corp.
4.130% due 01/25/2006	300	299
4.170% due 02/01/2006	15,600	15,547

		141,032

Repurchase Agreements 7.4%
Credit Suisse First Boston
3.400% due 01/03/2006	10,800	10,800
(Dated 12/30/2005. Collateralized by U.S. Treasury Notes 3.750% due 03/31/2007 valued at $11,045. Repurchase proceeds are $10,804.)
Lehman Brothers, Inc.
3.250% due 01/03/2006	6,000	6,000
(Dated 12/30/2005. Collateralized by U.S. Treasury Bills 3.943% due 03/23/2006 valued at $6,121. Repurchase proceeds are $6,002.)
State Street Bank
3.900% due 01/03/2006	19,034	19,034
(Dated 12/30/2005. Collateralized by Fannie Mae 2.750% due 08/11/2006 valued at $19,417. Repurchase proceeds are $19,042.)

		35,834

U.S. Treasury Bills 0.5%
3.850% due 03/02/2006-03/16/2006 (c)(d)	2,320	2,300

Total Short-Term Instruments (Cost $179,202)		179,166

Total Investments (b) (Cost $492,231)	101.8%	$490,061
Written Options (f) (Premiums $1,045)	(0.2%)	(873)
Other Assets and Liabilities (Net)	(1.6%)	(7,867)

Net Assets	100.0%	$481,321

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) As of December 31, 2005, portfolio securities with an aggregate market value of $10,903 were valued with reference to securities whose prices are more readily obtainable.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $2,300 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar Futures	Long	09/2006	65	$(102)
90-Day Eurodollar Futures	Long	12/2006	595	101
90-Day Eurodollar Futures	Long	03/2007	998	24
90-Day Eurodollar Futures	Long	06/2007	311	(39)
90-Day Eurodollar Futures	Long	09/2007	57	(5)
90-Day Eurodollar Futures	Long	12/2007	17	2

				$(19)

(e) Swap agreements outstanding on December 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2011	$3,300	$(16)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	$1,900	$(10)

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(f) Written options outstanding on December 31, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME Eurodollar December Futures	$95.000	12/18/2006	18	$9	$8
Put - CME Eurodollar December Futures	95.250	12/18/2006	421	346	310
Put - CME Eurodollar December Futures	95.500	12/18/2006	53	57	59
Put - CME Eurodollar September Futures	95.000	09/18/2006	18	10	6

				$422	$383

Name of Issuer	Counterparty	Exercise Rate		Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	4.310	%*	10/19/2006	$1,000	$7	$4
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	4.540	%*	10/04/2006	3,500	41	24
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	4.850	%*	12/22/2006	6,000	79	87
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.700	%*	02/01/2006	2,000	6	2
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.540	%*	04/06/2006	3,900	30	8
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.780	%*	05/02/2006	9,000	57	56
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.780	%*	08/07/2006	11,000	90	104
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.300	%*	10/11/2006	4,000	30	16
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.560	%*	10/18/2006	9,000	89	67
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.320	%*	10/25/2006	6,000	42	27
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.300	%*	10/12/2006	4,000	29	16
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	4.540	%*	04/04/2006	3,000	22	6
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.780	%*	08/08/2006	3,000	28	29
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.540	%*	10/04/2006	4,000	48	27
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	4.810	%*	02/01/2006	1,600	3	4
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	4.310	%*	10/24/2006	3,000	22	13

						$623	$490

*	The Fund will receive a floating rate based on 3-month USD-LIBOR.

Schedule of Investments

Low Duration Fund III

December 31, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 8.4%
Banking & Finance 7.0%
American Express Credit Corp.
4.380% due 12/12/2007 (a)		$200	$200
American General Finance Corp.
4.544% due 03/23/2007 (a)		100	100
Citigroup Global Markets Holdings, Inc.
4.200% due 12/20/2007		400	396
4.490% due 03/07/2008 (a)		500	500
Citigroup, Inc.
4.559% due 12/26/2008 (a)		300	300
Ford Motor Credit Co.
6.875% due 02/01/2006		100	100
7.750% due 02/15/2007		100	97
5.450% due 03/21/2007 (a)		100	95
7.200% due 06/15/2007		100	95
General Electric Capital Corp.
4.420% due 05/19/2008 (a)		3,000	3,004
General Motors Acceptance Corp.
5.070% due 04/13/2006 (a)		1,000	986
Goldman Sachs Group, Inc.
4.400% due 11/10/2008 (a)		100	100
4.591% due 12/22/2008 (a)		300	300
4.524% due 07/23/2009 (a)		600	604
HSBC Finance Corp.
4.430% due 02/28/2007 (a)		800	801
4.621% due 09/15/2008 (a)		100	100
John Deere Capital Corp.
4.599% due 06/28/2006 (a)		100	100
Lehman Brothers Holdings, Inc.
4.710% due 12/23/2010 (a)		200	200
Prudential Financial, Inc.
4.104% due 11/15/2006 (a)		200	199
Royal Bank of Scotland Group PLC
4.500% due 12/21/2007 (a)		300	300
Santander U.S. Debt S.A.
4.510% due 09/21/2007 (a)		400	401
Wachovia Corp.
4.280% due 10/28/2008 (a)		100	100

			9,078

Industrials 0.1%
DaimlerChrysler N.A. Holding Corp.
4.990% due 05/24/2006 (a)		100	100

Utilities 1.3%
Entergy Mississippi, Inc.
4.350% due 04/01/2008		200	196
France Telecom S.A.
7.200% due 03/01/2006		300	301
Progress Energy, Inc.
6.050% due 04/15/2007		500	506
Sprint Capital Corp.
7.125% due 01/30/2006		600	601

			1,604

Total Corporate Bonds & Notes			10,782
(Cost $10,802)

U.S. GOVERNMENT AGENCIES 31.7%
Fannie Mae
1.499% due 11/01/2035 (a)		199	199
4.204% due 04/26/2035 (a)		47	47
4.349% due 08/01/2029 (a)		397	397
4.363% due 07/01/2042 (a)		288	291
4.376% due 09/22/2006 (a)		400	400
4.398% due 11/01/2034 (a)		223	222
4.402% due 03/01/2035 (a)		82	82
4.413% due 09/01/2041 (a)		313	317
4.429% due 09/25/2035 (a)		398	398
4.470% due 01/25/2021 (a)		2,800	2,800
4.500% due 02/01/2020 - 04/01/2020 (b)		902	879
4.500% due 08/01/2035 (a)		859	843
4.526% due 05/01/2035 (a)		232	229
4.563% due 09/01/2040 (a)		137	139
4.599% due 11/01/2035 (a)		394	391
4.683% due 07/01/2035 (a)		182	180
4.729% due 09/25/2042 (a)		462	464
4.779% due 05/25/2031 (a)		323	324
5.000% due 11/01/2019 - 01/18/2021 (b)		19,918	19,707
5.500% due 01/01/2009 - 01/12/2036 (b)		7,967	7,902
5.814% due 02/01/2031 (a)		105	106
6.000% due 03/01/2017 - 11/01/2017 (b)		687	702
6.500% due 01/01/2033		34	35
Freddie Mac
4.363% due 02/25/2045 (a)		353	356
4.719% due 12/15/2030 (a)		134	134
4.723% due 08/01/2035 (a)		871	862
4.769% due 06/15/2018 (a)		89	89
4.819% due 11/15/2030 (a)		24	25
4.926% due 07/01/2035 (a)		277	276
5.000% due 04/15/2012 - 07/15/2024 (b)		1,037	1,035
6.000% due 03/01/2016 - 08/01/2016 (b)		155	158
6.500% due 07/25/2043		348	357
Government National Mortgage Association
4.000% due 07/16/2027		103	102
4.000% due 02/20/2032 (a)		157	157
4.375% due 06/20/2027 - 05/20/2030 (a)(b)		245	247
8.500% due 10/20/2026		26	29

Total U.S. Government Agencies			40,881
(Cost $41,057)

U.S. TREASURY OBLIGATIONS 0.1%
Treasury Inflation Protected Securities
3.375% due 01/15/2007 (d)(e)		126	127

Total U.S. Treasury Obligations			127
(Cost $128)

MORTGAGE-BACKED SECURITIES 10.9%
American Home Mortgage Investment Trust
4.290% due 10/25/2034 (a)		663	648
4.390% due 02/25/2045 (a)		152	149
Banc of America Funding Corp.
4.116% due 05/25/2035 (a)		2,909	2,879
Bear Stearns Adjustable Rate Mortgage Trust
5.348% due 02/25/2033 (a)		29	29
5.620% due 02/25/2033 (a)		14	14
5.448% due 03/25/2033 (a)		176	175
4.819% due 01/25/2034 (a)		145	144
4.799% due 11/25/2035 (a)		864	856
Bear Stearns Alt-A Trust
4.424% due 05/25/2035 (a)		413	415
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035 (a)		200	199
Countrywide Alternative Loan Trust
6.500% due 06/25/2033		73	73
4.500% due 06/25/2035		1,182	1,167
4.650% due 02/25/2036 (a)		1,200	1,201
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036 (a)		300	298
CS First Boston Mortgage Securities Corp.
4.938% due 05/15/2010		200	200
6.190% due 06/25/2032 (a)		5	5
GMAC Mortgage Corp. Loan Trust
5.033% due 11/19/2035 (a)		193	192
GSR Mortgage Loan Trust
3.415% due 06/01/2034 (a)		563	553
4.541% due 09/25/2035 (a)		849	836
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		293	293
MASTR Adjustable Rate Mortgages Trust
3.787% due 12/21/2034 (a)		72	72
Mellon Residential Funding Corp.
4.809% due 12/15/2030 (a)		1,231	1,232
Prime Mortgage Trust
4.779% due 02/25/2034 (a)		98	98
SACO I, Inc.
4.569% due 07/25/2019 (a)		56	56
Structured Adjustable Rate Mortgage Loan Trust
4.479% due 04/25/2035 (a)		54	54
Structured Asset Mortgage Investments, Inc.
4.659% due 02/25/2035 (a)		100	100
Structured Asset Securities Corp.
6.250% due 01/25/2032 (a)		27	27
Washington Mutual Mortgage Securities Corp.
5.383% due 02/25/2033 (a)		103	103
4.726% due 06/25/2042 (a)		420	422
Washington Mutual, Inc.
4.620% due 11/25/2034 (a)		849	849
4.359% due 05/25/2041 (a)		163	165
4.669% due 10/25/2045 (a)		98	98
4.640% due 12/26/2045 (a)		200	200
Wells Fargo Mortgage-Backed Securities Trust
3.540% due 09/25/2034 (a)		314	313

Total Mortgage-Backed Securities			14,115
(Cost $14,167)

ASSET-BACKED SECURITIES 9.3%
AAA Trust
4.291% due 04/25/2035 (a)		305	305
ACE Securities Corp.
4.489% due 10/25/2035 (a)		730	731
Ameriquest Mortgage Securities, Inc.
4.489% due 10/25/2035 (a)		498	498
Argent Securities, Inc.
4.499% due 10/25/2035 (a)		175	175
4.519% due 12/25/2035 (a)		580	580
Asset-Backed Securities Corp. Home Equity
4.489% due 02/25/2035 (a)		51	51
Carrington Mortgage Loan Trust
4.459% due 06/25/2035 (a)		68	68
Centex Home Equity Co. LLC
4.469% due 06/25/2035 (a)		670	670
Chase Credit Card Master Trust
4.509% due 06/16/2008 (a)		400	400
Chase Manhattan Auto Owner Trust
4.730% due 03/15/2008		400	400
Citigroup Mortgage Loan Trust, Inc.
4.469% due 05/25/2035 (a)		127	127
Countrywide Asset-Backed Certificates
4.619% due 12/25/2031 (a)		75	75
4.459% due 06/25/2035 (a)		147	147
4.459% due 10/25/2035 (a)		503	504
4.361% due 12/25/2035 (a)		346	347
FBR Securitization Trust
4.489% due 10/25/2035 (a)		369	369
Finance America Mortgage Loan Trust
4.549% due 06/25/2034 (a)		75	75
First Franklin Mortgage Loan Trust Asset-Backed Certificates
4.489% due 03/25/2025 (a)		290	290
First NLC Trust
4.489% due 09/25/2035 (a)		158	158
4.489% due 12/25/2035 (a)		186	187
First USA Credit Card Master Trust
4.560% due 10/20/2008 (a)		300	300
Ford Credit Auto Owner Trust
4.240% due 03/15/2008		300	299
Fremont Home Loan Trust
4.460% due 01/25/2036 (a)		300	301
GSAMP Trust
4.669% due 03/25/2034 (a)		236	236
4.489% due 01/25/2036 (a)		194	194
GSR Mortgage Loan Trust
4.480% due 12/25/2030 (a)		300	300
Home Equity Mortgage Trust
4.489% due 02/25/2036 (a)		179	179
Household Mortgage Loan Trust
4.720% due 02/20/2033 (a)		113	113
Indymac Residential Asset-Backed Trust
1.000% due 03/25/2036 (a)		200	200
Nissan Auto Lease Trust
2.900% due 08/15/2007		100	99
Option One Mortgage Loan Trust
4.479% due 08/25/2035 (a)		338	338
Park Place Securities, Inc.
4.489% due 03/25/2035 (a)		228	228
People’s Choice Home Loan Securities Trust
4.489% due 05/25/2035 (a)		325	325
Quest Trust
4.459% due 12/25/2035 (a)		163	163
Residential Asset Mortgage Products, Inc.
4.519% due 04/25/2026 (a)		136	136
Residential Funding Mortgage Securities II, Inc.
4.519% due 05/25/2015 (a)		188	188
SACO I, Inc.
4.489% due 09/25/2035 (a)		372	373
SLM Student Loan Trust
4.541% due 03/15/2013 (a)		124	124
4.220% due 07/25/2013 (a)		343	343
4.210% due 01/26/2015 (a)		363	363
Soundview Home Equity Loan Trust
4.489% due 05/25/2035 (a)		79	80
4.479% due 12/25/2035 (a)		98	98
Structured Asset Securities Corp.
4.509% due 12/25/2035 (a)		582	582
Truman Capital Mortgage Loan Trust
4.719% due 01/25/2034 (a)		265	265

Total Asset-Backed Securities (Cost $11,977)			11,984

SOVEREIGN ISSUES 0.8%
Brazilian Government International Bond
5.188% due 04/15/2006 (a)		50	50
5.250% due 04/15/2009 (a)		165	164
10.271% due 06/29/2009 (a)		300	347
8.000% due 01/15/2018		400	432

Total Sovereign Issues (Cost $954)			993

	Notional Amount (000s)
PURCHASED CALL OPTIONS (h) 0.0%
1-Year Interest Rate Swap (OTC)
Strike @ 4.800%* Exp. 02/01/2006		1,400	0
2-Year Interest Rate Swap (OTC)
Strike @ 4.500%* Exp. 04/04/2006		2,000	1
Strike @ 4.500%* Exp. 04/06/2006		1,300	1
Strike @ 4.750%* Exp. 05/02/2006		3,000	7
Strike @ 4.650%*** Exp. 06/12/2006	BP	500	4
Strike @ 4.750%* Exp. 08/07/2006		$4,000	15
Strike @ 4.250%* Exp. 10/12/2006		2,000	3
Strike @ 4.500%* Exp. 10/18/2006		3,000	8
Strike @ 4.250%* Exp. 10/25/2006		2,000	3
Strike @ 4.800%* Exp. 12/22/2006		4,000	24

Total Purchased Call Options (Cost $83)			66

PURCHASED PUT OPTIONS 0.0%
	# of Contracts
90-Day Eurodollar March Futures (CME)
Strike @ $93.750 Exp. 03/13/2006		31	0
Strike @ $94.375 Exp. 03/13/2006		51	0
90-Day Eurodollar December Futures (CME)
Strike @ $92.000 Exp.12/18/2006		245	2

Total Purchased Put Options (Cost $3)			2

	Shares
PREFERRED SECURITY 0.4%
DG Funding Trust
6.270% due 12/31/2049 (a)		44	469

Total Preferred Security (Cost $464)			469

PREFERRED STOCK 0.1%
Fannie Mae
7.000% due 12/31/2049 (a)		1,200	66

Total Preferred Stock (Cost $61)			66

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS (h) 54.6%
Commercial Paper 50.5%
Anz (Delaware), Inc.
4.065% due 01/19/2006		$400	399
Barclays U.S. Funding Corp.
4.230% due 02/10/2006		1,800	1,792
4.200% due 02/27/2006		400	397
BNP Paribas Finance
4.305% due 02/28/2006		1,400	1,391
4.430% due 04/20/2006		2,300	2,270
Carolina Power & Light Co.
4.560% due 04/21/2006		200	197
CBA (de) Finance
4.380% due 03/14/2006		2,900	2,876
Danske Corp.
4.260% due 01/09/2006		2,700	2,698
4.030% due 02/06/2006		500	498
Dexia Delaware LLC
4.160% due 02/01/2006		400	399
4.340% due 03/06/2006		2,600	2,581
DnB NORBank ASA
4.060% due 01/19/2006		2,400	2,396
4.440% due 04/21/2006		1,300	1,283
Fannie Mae
3.668% due 03/01/2006		2,400	2,384
4.083% due 03/08/2006		1,400	1,389
4.234% due 03/15/2006		2,400	2,379
4.089% due 03/22/2006		3,300	3,269
3.994% due 03/29/2006		100	99
Florida Power Corp.
4.560% due 04/24/2006		200	197
Freddie Mac
3.882% due 01/03/2006		1,500	1,500
3.843% due 01/10/2006		2,400	2,398
3.655% due 02/28/2006		1,800	1,788
4.234% due 03/07/2006		500	496
3.965% due 03/28/2006		800	792
General Electric Capital Corp.
4.060% due 01/17/2006		2,400	2,396
4.120% due 01/24/2006		200	200
HBOS Treasury Services PLC
4.175% due 02/06/2006		900	896
4.315% due 03/01/2006		500	497
4.360% due 03/07/2006		1,400	1,389
4.385% due 03/14/2006		400	397
ING U.S. Funding LLC
4.340% due 03/03/2006		2,780	2,760
Nordea N.A., Inc.
4.345% due 03/06/2006		2,800	2,779
San Paolo IMI U.S. Financial Co.
4.350% due 03/02/2006		1,700	1,688
San Paolo U.S. Holding Company, Inc.
4.135% due 02/24/2006		1,400	1,392
Societe Generale N.A.
4.060% due 01/17/2006		300	300
4.340% due 03/06/2006		500	496
4.430% due 04/20/2006		600	592
4.440% due 04/20/2006		2,300	2,270
Spintab AB
4.300% due 02/24/2006		300	298
Svenska Handelsbanken, Inc.
4.340% due 03/06/2006		2,800	2,779
4.400% due 03/23/2006		900	891
UBS Finance Delaware LLC
4.290% due 01/03/2006		3,000	3,000
3.960% due 01/27/2006		700	698
Unicredit Delaware, Inc.
4.210% due 02/08/2006		1,000	996
Virginia Electric and Power Co.
4.490% due 01/10/2006		300	300
Westpac Capital Corp.
4.315% due 03/01/2006		600	596
Westpac Trust Securities NZ Ltd.
3.970% due 01/03/2006		1,600	1,600

			65,078

Repurchase Agreement 1.6%
State Street Bank
3.900% due 01/03/2006		2,135	2,135
(Dated 12/30/2005. Collateralized by Fannie Mae 2.750% due 08/11/2006 valued at $2,178. Repurchase proceeds are $2,136.)

France Treasury Bills 0.4%
1.559% due 03/23/2006-05/24/2006 (b)	EC	450	528

Germany Treasury Bills 1.6%
2.018% due 01/18/2006-02/15/2006 (b)		1,700	2,010

U.S. Treasury Bills 0.5%
3.858% due 03/02/2006-03/16/2006 (b)(e)		$710	705

Total Short-Term Instruments (Cost $70,540)			70,456

Total Investments (c) (Cost $150,236)		116.3%	$149,941
Written Options (g) (Premiums $313)		(0.3%)	(299)
Other Assets and Liabilities (Net)		(16.0%)	(20,673)

Net Assets		100.0%	$128,969

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) As of December 31, 2005, portfolio securities with an aggregate market value of $6,817 were valued with reference to securities whose prices are more readily obtainable.

(d) Principal amount of security is adjusted for inflation.

(e) Securities with an aggregate market value of $832 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar Futures	Long	09/2006	12	$(18)
90-Day Eurodollar Futures	Long	12/2006	134	24
90-Day Eurodollar Futures	Long	03/2007	132	2
90-Day Eurodollar Futures	Long	06/2007	49	(5)
90-Day Eurodollar Futures	Long	09/2007	11	(1)

				$2

(f) Swap agreements outstanding on December 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2007	BP	1,500	$(2)
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		800	(1)
Goldman Sachs & Co.	3-month USD- LIBOR	Receive	5.000%	06/21/2011		$400	(2)

							$(5)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.100%	06/20/2006	$700	$(6)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	200	(1)
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.690%	03/20/2007	400	2
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.580%	06/20/2006	100	1
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.200%	12/20/2006	400	1

						$(3)

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(g) Written options outstanding on December 31, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME Eurodollar December Futures	$95.000	12/18/2006	3	$1	$1
Put - CME Eurodollar December Futures	95.250	12/18/2006	282	211	209
Put - CME Eurodollar December Futures	95.500	12/18/2006	10	11	11
Put - CME Eurodollar September Futures	95.000	09/18/2006	3	2	1

				$225	$222

Name of Issuer	Counterparty	Exercise Rate		Date	Notional Amount	Premium	Value
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	4.500	%**	12/20/2006	BP 300	$1	$1
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	4.650	%***	06/12/2006	100	2	3
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	4.850	%*	12/22/2006	$2,000	26	29
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.540	%*	04/06/2006	600	5	1
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.780	%*	05/02/2006	1,000	6	6
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.780	%*	08/07/2006	2,000	16	19
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.560	%*	10/18/2006	1,000	10	7
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.320	%*	10/25/2006	1,000	7	4
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.300	%*	10/12/2006	1,000	7	4
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	4.540	%*	04/04/2006	1,000	7	2
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	4.810	%*	02/01/2006	300	1	1

						$88	$77

*	The Fund will receive a floating rate based on 3-month USD-LIBOR.

**	The Fund will pay a floating rate based on 6-month BP-LIBOR.

***	The Fund will receive a floating rate based on 6-month BP-LIBOR.

(h) Forward foreign currency contracts outstanding on December 31, 2005:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	85	01/2006	$0	$0	$0
Buy	BR	27	02/2006	0	(1)	(1)
Buy	CP	48,518	02/2006	4	0	4
Buy	EC	742	01/2006	0	0	0
Sell		447	01/2006	0	(1)	(1)
Sell		1,872	02/2006	0	(16)	(16)
Buy	JY	56,848	01/2006	0	0	0
Sell		13,933	01/2006	0	(2)	(2)
Buy	KW	40,855	02/2006	1	0	1
Buy		59,000	03/2006	1	0	1
Buy	MP	147	02/2006	0	0	0
Buy		562	03/2006	2	0	2
Buy	PN	102	02/2006	0	(1)	(1)
Buy		70	03/2006	0	(1)	(1)
Buy	PZ	109	02/2006	1	0	1
Buy		89	03/2006	0	0	0
Buy	RP	314	02/2006	0	0	0
Buy		1,453	03/2006	0	(1)	(1)
Buy	RR	947	02/2006	0	0	0
Buy		1,529	03/2006	0	(1)	(1)
Buy	S$	56	02/2006	0	0	0
Buy		86	03/2006	0	0	0
Buy	SR	17	02/2006	0	0	0
Buy	SV	1,747	03/2006	1	0	1
Buy	T$	936	02/2006	0	(1)	(1)
Buy		1,666	03/2006	0	0	0

				$10	$(25)	$(15)

Schedule of Investments

Moderate Duration Fund

December 31, 2005 (Unaudited)

		Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS (j) 0.1%
JSG Holding PLC
4.250% due 11/29/2014 (a)	EC	728	$855
5.595% due 11/29/2014 (a)		272	320
OAO Rosneft Oil Co.
1.010% due 12/30/2008 (a)		700	697

Total Bank Loan Obligations (Cost $1,882)			1,872

CORPORATE BONDS & NOTES 3.4%
Banking & Finance 2.3%
American General Finance Corp.
4.544% due 03/23/2007 (a)		$1,200	1,201
Atlantic & Western Re Ltd.
10.500% due 01/09/2007 (a)		400	400
Citigroup, Inc.
6.200% due 03/15/2009		110	114
Ford Motor Credit Co.
5.450% due 03/21/2007 (a)		11,800	11,242
5.700% due 01/15/2010		60	51
6.500% due 01/25/2007		5,700	5,516
6.875% due 02/01/2006		4,900	4,890
7.750% due 02/15/2007		4,326	4,177
General Electric Capital Corp.
6.500% due 12/10/2007		100	103
Goldman Sachs Group, Inc.
3.733% due 08/01/2006 (a)		10,000	10,007
Household Finance Corp.
6.500% due 01/24/2006		160	160
Morgan Stanley Warehouse Facilities
4.719% due 08/16/2006 (a)		4,700	4,700
Petroleum Export Ltd.
5.265% due 06/15/2011		700	694
Phoenix Quake Wind Ltd.
5.570% due 07/03/2008 (a)		1,300	1,324
6.620% due 07/03/2008 (a)		300	259
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		461	469
Vita Capital Ltd.
5.404% due 01/01/2007 (a)		400	401

			45,708

Industrials 0.9%
DaimlerChrysler N.A. Holding Corp.
4.990% due 05/24/2006 (a)		4,800	4,807
HJ Heinz Co.
6.189% due 12/01/2020		800	822
Pemex Project Funding Master Trust
9.500% due 09/15/2027		600	803
Tennessee Gas Pipeline Co.
7.000% due 03/15/2027		7,800	7,975
United Airlines, Inc.
7.186% due 04/01/2011		4,668	4,653

			19,060

Utilities 0.2%
Hydro - Quebec
4.133% due 09/29/2049 (a)		5,000	4,684

Total Corporate Bonds & Notes (Cost $69,692)			69,452

MUNICIPAL BONDS & NOTES 0.2%
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
4.000% due 06/01/2013		3,100	3,087
5.250% due 06/01/2019		1,500	1,529

Total Municipal Bonds & Notes (Cost $4,578)			4,616

U.S. GOVERNMENT AGENCIES 86.2%
Fannie Mae
3.000% due 08/25/2009		13	13
3.799% due 09/22/2006 (a)		8,100	8,100
4.204% due 04/26/2035 (a)		1,225	1,225
4.500% due 04/01/2018 - 06/01/2020 (b)		13,081	12,741
4.769% due 01/01/2027 (a)		149	150
4.779% due 11/25/2032 (a)		16	16
4.841% due 06/01/2035 (a)		18,764	18,581
5.000% due 12/01/2013 - 02/13/2036 (b)		932,288	915,560
5.500% due 01/12/2006 - 10/01/2035 (b)		694,386	688,884
5.950% due 01/01/2009		204	208
6.000% due 09/25/2016 - 04/01/2032 (b)		9,423	9,630
6.130% due 10/01/2008		154	157
6.325% due 04/01/2008		284	289
6.500% due 01/01/2013 - 06/25/2044 (b)		14,021	14,365
7.000% due 05/01/2012 - 05/01/2032 (b)		387	402
7.500% due 03/01/2015 - 07/25/2041 (b)		505	531
8.000% due 12/01/2006 - 08/01/2031 (b)		232	246
12.000% due 05/01/2016		5	5
Federal Home Loan Bank
4.200% due 02/05/2007 (a)		1,600	1,479
Federal Housing Administration
7.430% due 04/01/2022 - 06/01/2023 (b)		812	820
Freddie Mac
4.000% due 05/01/2019		166	158
4.500% due 05/01/2018 - 05/01/2034 (b)		1,189	1,157
5.000% due 04/15/2016 - 09/01/2035 (b)		21,775	21,602
5.250% due 01/15/2006		4,000	4,001
5.500% due 06/01/2017 - 10/01/2034 (b)		2,890	2,888
6.000% due 09/01/2013 - 09/01/2034 (b)		3,094	3,138
6.500% due 07/25/2043		9	9
7.000% due 04/01/2032		55	57
7.500% due 05/01/2015		4	4
8.000% due 01/01/2012		20	20
8.500% due 04/15/2025		500	501
Government National Mortgage Association
4.125% due 11/20/2017 - 11/20/2025 (a)(b)		105	105
4.375% due 03/20/2020 - 03/20/2028 (a)(b)		648	654
4.820% due 10/16/2030 (a)		95	95
4.970% due 02/16/2030 (a)		1,100	1,113
5.000% due 09/15/2017 - 12/15/2017 (b)		206	207
5.020% due 02/16/2030 (a)		768	778
5.500% due 01/15/2017 - 09/20/2034 (b)		12,629	12,171
6.000% due 07/20/2015 - 08/20/2034 (b)		235	241
6.500% due 01/20/2034 - 08/20/2034 (b)		205	213
7.000% due 07/15/2031 - 12/15/2032 (b)		184	193
7.500% due 03/15/2008 - 01/15/2031 (b)		886	924
8.000% due 04/15/2017 - 11/15/2022 (b)		2,025	2,163
8.500% due 02/15/2008		14	15
9.000% due 06/15/2009 - 10/15/2017 (b)		147	153
9.500% due 08/15/2021 - 12/15/2021 (b)		29	32
Housing Urban Development
5.070% due 08/01/2015		2,000	2,001
5.290% due 08/01/2017		5,000	5,006
Small Business Administration
4.340% due 03/01/2024		84	81
4.504% due 02/10/2014		90	88
4.750% due 07/01/2025		20,000	19,647
5.130% due 09/01/2023		22	22
6.090% due 07/01/2011		150	153
6.640% due 02/01/2011		5,135	5,377
7.449% due 08/01/2010		3,351	3,569

Total U.S. Government Agencies (Cost $1,781,901)			1,761,938

U.S. TREASURY OBLIGATIONS 0.1%
Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007 (f)		2,263	2,280

Total U.S. Treasury Obligations (Cost $2,259)			2,280

MORTGAGE-BACKED SECURITIES 1.3%
American Home Mortgage Investment Trust
4.390% due 02/25/2045 (a)		4,117	4,034
Banc of America Funding Corp.
4.118% due 05/25/2035 (a)		4,545	4,498
Bear Stearns Adjustable Rate Mortgage Trust
5.348% due 02/25/2033 (a)		553	553
5.639% due 02/25/2033 (a)		358	358
Bear Stearns Alt-A Trust
5.447% due 05/25/2035 (a)		7,937	7,964
Countrywide Alternative Loan Trust
6.000% due 10/25/2032		4	4
Countrywide Home Loan Mortgage Pass-Through Trust
4.100% due 04/25/2034 (a)		3	3
4.669% due 04/25/2035 (a)		1,613	1,615
CS First Boston Mortgage Securities Corp.
3.226% due 03/25/2032 (a)		410	412
Indymac Adjustable Rate Mortgage Trust
3.869% due 01/25/2032 (a)		340	339
MASTR Adjustable Rate Mortgages Trust
3.787% due 12/21/2034 (a)		1,328	1,323
Prime Mortgage Trust
4.779% due 02/25/2019 (a)		298	298
4.779% due 02/25/2034 (a)		1,208	1,210
SACO I, Inc.
4.569% due 07/25/2019 (a)		949	950
Structured Asset Securities Corp.
6.127% due 02/25/2032 (a)		70	70
Washington Mutual Mortgage Securities Corp.
4.324% due 02/27/2034 (a)		12	12
4.816% due 10/25/2032 (a)		5	5
5.131% due 10/25/2032 (a)		518	517
Washington Mutual, Inc.
4.669% due 10/25/2045 (a)		2,545	2,546

Total Mortgage-Backed Securities (Cost $26,890)			26,711

ASSET-BACKED SECURITIES 0.6%
AAA Trust
4.291% due 11/26/2035 (a)		4,002	4,008
Brazos Student Finance Corp.
4.238% due 06/01/2023 (a)		2,037	2,054
Carrington Mortgage Loan Trust
4.459% due 06/25/2035 (a)		1,353	1,354
Centex Home Equity Co. LLC
4.659% due 01/25/2034 (a)		1	1
Colonial Advisory Services CBO I Ltd.
4.420% due 06/20/2008 (a)		205	205
Countrywide Asset-Backed Certificates
4.469% due 08/25/2035 (a)		974	975
Fremont Home Loan Owner Trust
5.169% due 12/25/2029 (a)		525	525
Fremont Home Loan Trust
4.489% due 01/25/2035 (a)		4	4
Household Mortgage Loan Trust
4.720% due 02/20/2033 (a)		1,982	1,983
Option One Mortgage Loan Trust
4.959% due 06/25/2030 (a)		139	140

Total Asset-Backed Securities (Cost $11,214)			11,249

SOVEREIGN ISSUES 1.9%
Brazilian Government International Bond
5.188% due 04/15/2006 (a)		1,030	1,031
5.250% due 04/15/2009		2,924	2,912
5.250% due 04/15/2012 (a)		1,759	1,741
8.000% due 01/15/2018		12,800	13,843
Mexico Government International Bond
6.375% due 01/16/2013		40	43
Mexico Government International Bond Value Recovery Rights
0.000% due 06/30/2006 (a)		22,000	452
0.000% due 06/30/2007 (a)		22,000	577
Panama Government International Bond
8.875% due 09/30/2027		700	837
Peru Government International Bond
9.125% due 01/15/2008		10,200	11,016
9.125% due 02/21/2012		5,000	5,738

Total Sovereign Issues (Cost $34,854)			38,190

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 0.4%
Banque Centrale de Tunisie
7.500% due 08/06/2009	EC	6,000	8,056
New Zealand Government Bond
4.500% due 02/15/2016 (c)	N$	800	737

Total Foreign Currency-Denominated Issues (Cost $6,607)			8,793

		Notional Amount (000s)
PURCHASED CALL OPTIONS 0.1%
1-Year Interest Rate Swap (OTC)
Strike @ 4.800%* Exp. 02/01/2006		$25,700	7
Strike @ 4.700%* Exp. 02/01/2006		53,000	4
2-Year Interest Rate Swap (OTC)
Strike @ 4.500%* Exp. 04/04/2006		23,000	13
Strike @ 4.500%* Exp. 04/06/2006		31,100	18
Strike @ 4.750%* Exp. 05/02/2006		75,000	169
Strike @ 4.650%*** Exp. 06/12/2006		9,100	72
Strike @ 4.750%* Exp. 08/07/2006		88,000	326
Strike @ 4.750%* Exp. 08/08/2006		26,000	97
Strike @ 4.500%* Exp. 10/04/2006		55,800	140
Strike @ 4.250%* Exp. 10/11/2006		36,000	51
Strike @ 4.250%* Exp. 10/12/2006		35,000	50
Strike @ 4.500%* Exp. 10/18/2006		67,000	186
Strike @ 4.250%* Exp. 10/19/2006		11,000	16
Strike @ 4.250%* Exp. 10/24/2006		20,000	31
Strike @ 4.250%* Exp. 10/25/2006		47,000	73
Strike @ 4.800%* Exp. 12/22/2006		60,000	357
U.S. Dollar versus Japanese Yen (OTC)
Strike @ JY120.700 Exp. 12/11/2006		3,000	27

Total Purchased Call Options (Cost $2,276)			1,637

		Shares
PREFERRED SECURITY 0.2%
DG Funding Trust
3.360% due 12/29/2049 (a)		410	4,369

Total Preferred Security (Cost $4,100)			4,369

PREFERRED STOCK 0.1%
Fannie Mae
7.000% due 12/31/2049 (a)		24,500	1,341

Total Preferred Stock (Cost $1,248)			1,341

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS (j) 9.4%
Commercial Paper 7.8%
Barclays U.S. Funding Corp.
4.055% due 02/06/2006		$29,900	29,785
Cox Communications, Inc.
3.688% due 01/17/2006		2,600	2,600
DnB NORBank ASA
4.170% due 02/03/2006		7,800	7,772
Federal Home Loan Bank
3.350% due 01/03/2006		40,000	40,000
Nissan Motors Acceptance Corp.
4.430% due 01/23/2006		2,100	2,095
Skandinaviska Enskilda Banken AB
4.210% due 02/09/2006		1,900	1,892
UBS Finance Delaware LLC
4.290% due 01/03/2006		28,700	28,700
4.300% due 01/03/2006		15,900	15,900
Westpac Banking Corp.
4.310% due 02/28/2006		23,400	23,243
4.315% due 03/01/2006		8,600	8,541

			160,528

Repurchase Agreement 0.2%
State Street Bank
3.900% due 01/03/2006		4,077	4,077

(Dated 12/30/2005. Collateralized by Fannie Mae 2.625%-5.000% due 11/15/2006-01/15/2007 valued at $2,548; Federal Home Loan Bank 4.375% due 9/17/2010 valued at $40; and Freddie Mac 2.550% due 10/12/2006 valued at $1,573. Repurchase proceeds are $4,079

France Treasury Bills 1.0%
2.184% due 01/05/2006-05/24/2006	EC	16,830	19,844

Germany Treasury Bill 0.1%
2.013% due 01/18/2006		1,400	1,656

U.S. Treasury Bills 0.3%
3.864% due 03/02/2006-03/16/2006 (b)(e)(f)		$6,705	6,651

Total Short-Term Instruments (Cost $193,257)			192,756

Total Investments (a) (Cost $2,140,758)		104.0%	$2,125,204
Written Options (h) (Premiums $3,971)		(0.2%)	(3,421)
Other Assets and Liabilities (Net)		(3.8%)	(78,383)

Net Assets		100.0%	$2,043,400

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) Principal amount of security is adjusted for inflation.

(d) As of December 31, 2005, portfolio securities with an aggregate market value of $11,542 were valued with reference to securities whose prices are more readily obtainable.

(e) Securities with an aggregate market value of $248 have been pledged as collateral for swap and swaption contracts on December 31, 2005.

(f) Securities with an aggregate market value of $8,683 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar Futures	Long	09/2006	222	$(337)
90-Day Eurodollar Futures	Long	12/2006	1,699	249
90-Day Eurodollar Futures	Long	03/2007	2,400	33
90-Day Eurodollar Futures	Long	06/2007	828	(106)
90-Day Eurodollar Futures	Long	09/2007	222	(26)
U.S. Treasury 5-Year Note Futures	Long	03/2006	117	1

				$(186)

(g) Swap agreements outstanding on December 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2007	BP	7,600	$(11)
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		4,100	(3)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EC	5,100	22
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,400	11
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2011		$12,200	(57)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2016		600	8

							$(30)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2006	$5,300	$10
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.650%	05/25/2006	7,000	(55)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	400	(10)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	5,500	(34)
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.650%	09/20/2010	1,000	80
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	400	(3)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.250%	03/20/2006	400	(3)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.250%	06/20/2006	2,000	(8)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.200%	06/20/2006	5,000	(21)
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.690%	03/20/2007	7,100	42
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%	06/20/2007	2,300	(16)
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.580%	06/20/2006	1,400	2
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	300	(8)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.900%	09/20/2006	4,200	(102)

						$(126)

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(h) Written options outstanding on December 31, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME Eurodollar December Futures	$95.000	12/18/2006	61	$29	$27
Put - CME Eurodollar December Futures	95.250	12/18/2006	1,758	1,411	1,297
Put - CME Eurodollar December Futures	95.500	12/18/2006	198	214	220
Put - CME Eurodollar September Futures	95.000	09/18/2006	63	35	21

				$1,689	$1,565

Name of Issuer	Counterparty	Exercise Rate		Date		Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	4.650	%***	06/12/2006	BP	2,400	$36	$61
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	4.500	%**	12/20/2006		8,200	39	35
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	4.310	%*	10/19/2006		$5,000	35	21
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	4.540	%*	10/04/2006		10,100	118	69
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	4.850	%*	12/22/2006		26,000	342	375
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.700	%*	02/01/2006		8,000	25	8
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.540	%*	04/06/2006		13,300	101	27
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.780	%*	05/02/2006		32,000	203	200
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.780	%*	08/07/2006		38,000	311	360
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.300	%*	10/11/2006		15,000	112	60
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.560	%*	10/18/2006		29,000	286	217
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.320	%*	10/25/2006		20,000	141	89
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.300	%*	10/12/2006		15,000	109	60
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	4.540	%*	04/04/2006		10,000	75	20
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.780	%*	08/08/2006		11,000	104	105
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.540	%*	10/04/2006		14,000	167	96
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	4.810	%*	02/01/2006		5,700	12	14
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	4.310	%*	10/24/2006		9,000	66	39

							$2,282	$1,856

*	The Fund will receive a floating rate based on 3-month USD-LIBOR.

**	The Fund will pay a floating rate based on 6-month BP-LIBOR.

***	The Fund will receive a floating rate based on 6-month BP-LIBOR.

(i) Short sales open on December 31, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	01/12/2036	$165,000	$159,103	$159,895

(j) Forward foreign currency contracts outstanding on December 31, 2005:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	2,591	01/2006	$5	$(13)	$(8)
Buy	BR	846	02/2006	0	(20)	(20)
Buy	CP	551,564	02/2006	41	0	41
Buy	EC	4,171	01/2006	0	(8)	(8)
Sell		1,000	01/2006	0	0	0
Sell		91,203	02/2006	0	(830)	(830)
Buy	JY	1,829,418	01/2006	11	0	11
Sell		422,148	01/2006	0	(59)	(59)
Buy	KW	701,700	01/2006	7	0	7
Buy		509,525	02/2006	14	0	14
Sell		777,100	02/2006	0	(8)	(8)
Buy		472,000	03/2006	6	0	6
Buy	MP	4,457	02/2006	3	(2)	1
Buy		4,489	03/2006	14	0	14
Buy	PN	1,366	02/2006	0	(10)	(10)
Buy		1,398	03/2006	0	(16)	(16)
Buy	PZ	1,512	02/2006	12	0	12
Buy		768	03/2006	0	(1)	(1)
Buy	RP	9,600	02/2006	5	0	5
Buy		26,552	03/2006	0	(14)	(14)
Buy	RR	9,246	01/2006	0	0	0
Buy		10,922	02/2006	2	0	2
Buy		12,229	03/2006	0	(7)	(7)
Buy	S$	548	01/2006	0	(4)	(4)
Buy		638	02/2006	8	0	8
Sell		86	02/2006	0	0	0
Buy		683	03/2006	2	0	2
Buy	SR	503	02/2006	4	0	4
Buy	SV	29,594	03/2006	10	(5)	5
Buy	T$	11,572	02/2006	6	(3)	3
Buy		13,323	03/2006	2	0	2

				$152	$(1,000)	$(848)

Schedule of Investments

Money Market Fund

December 31, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
U.S. GOVERNMENT AGENCIES 3.7%
Fannie Mae
3.715% due 05/22/2006 (a)	$11,700	$11,698

Total U.S. Government Agencies (Cost $11,698)		11,698

SHORT-TERM INSTRUMENTS 95.2%
Commercial Paper 77.2%
ASB Bank Ltd.
4.100% due 02/07/2006	11,700	11,653
Caisse d’Amortissement de la Dette Sociale
3.980% due 03/09/2006	6,800	6,751
Danske Corp.
4.080% due 02/07/2006	11,700	11,654
DnB NORBank ASA
4.440% due 04/21/2006	7,700	7,597
Fannie Mae
3.670% due 01/04/2006	4,000	4,000
3.845% due 02/08/2006	10,900	10,858
3.675% due 03/01/2006	5,500	5,468
4.320% due 04/03/2006	13,200	13,058
4.350% due 04/19/2006	19,400	19,152
Fortis Funding LLC
3.965% due 01/30/2006	16,100	16,052
Freddie Mac
3.776% due 01/31/2006	12,100	12,065
3.845% due 03/21/2006	9,500	9,422
4.345% due 05/08/2006	20,000	19,698
4.355% due 05/31/2006	14,400	14,142
General Electric Capital Corp.
4.130% due 01/25/2006	12,000	11,970
HBOS Treasury Services PLC
4.210% due 02/10/2006	14,600	14,535
ING U.S. Funding LLC
4.060% due 01/18/2006	11,700	11,680
IXIS Commercial Paper Corp.
4.080% due 01/23/2006	11,800	11,773
Sanofi-Aventis
4.340% due 02/08/2006	12,400	12,346
Statens Bostadsfin Bank
3.930% due 03/22/2006	10,000	9,915
Svenska Handelsbanken, Inc.
4.055% due 01/20/2006	7,100	7,086
UBS Finance Delaware LLC
4.290% due 01/03/2006	2,900	2,900

		243,775

Repurchase Agreements 18.0%
Credit Suisse First Boston
3.400% due 01/03/2006	46,000	46,000
(Dated 12/30/2005. Collateralized by Treasury Inflation Protected Securities 1.875% due 07/15/2013-07/15/2015 valued at $47,133. Repurchase proceeds are $46,017.)
State Street Bank
3.900% due 01/03/2006	10,794	10,794
(Dated 12/30/2005. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $11,011. Repurchase proceeds are $10,799.)

		56,794

Total Short-Term Instruments (Cost $300,569)		300,569

Total Investments	98.9%	$312,267
(Cost $312,267)
Other Assets and Liabilities (Net)	1.1%	3,378

Net Assets	100.0%	$315,645

(a) Variable rate security.

Schedule of Investments

Municipal Bond Fund

December 31, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 95.3%
Alabama 2.6%
Alabama 21st Century Settlement Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	$2,295	$2,448
Daphne, Alabama Special Care Facilities Financing Authority Revenue Bonds, Series 1988
0.000% due 08/15/2028	3,600	3,218
Jefferson County, Alabama Limited Obligation School Warrant Bonds, Series 2004-A
5.250% due 01/01/2019	3,300	3,508

		9,174

Alaska 0.1%
Alaska State Housing Finance Corp. Revenue Bonds, (MBIA Insured), Series 2002-C
5.250% due 06/01/2032	540	547
Arizona 1.2%
Phoenix, Arizona Civic Improvement Corp. Wastewater System Revenue Bonds, (MBIA Insured), Series 2004
9.000% due 07/01/2015 (a)	667	832
Phoenix, Arizona Industrial Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2000-1A
5.875% due 06/01/2016	45	46
Pima County, Arizona Industrial Development Authority Multi-Family Revenue Bonds, (HUD SECT 8 Insured), Series 1998
5.375% due 06/01/2010	1,210	1,280
Salt River Project, Arizona Agricultural Improvement & Power District Electrical System Revenue Bonds, Series 2005
4.750% due 01/01/2035	2,000	2,037

		4,195

California 7.9%
Alameda, California Harbor Bay Business Park Assessment Revenue Bonds, Series 1998
5.000% due 09/02/2006	355	356
California Association of Bay Area Governments Finance Authority Corp. Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,565	2,684
California State Economic Recovery General Obligation Bonds, Series 2004
5.000% due 07/01/2011	7,270	7,833
California Statewide Communities Development Authority Revenue Bonds, Series 2001
5.000% due 10/01/2018	1,500	1,570
Culver City, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	630	662
5.000% due 11/01/2025	2,125	2,226
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, (MBIA-IBC Insured), Series 1999
0.000% due 01/15/2026 (b)	1,565	1,417
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2026	1,000	399
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series 2003
5.500% due 06/01/2043	3,800	4,219
Lake Elsinore, California School Refunding Bonds, Series 1998
5.000% due 09/01/2006	350	354
Metropolitan Water District of Southern California Waterworks Revenue Bonds, (Lloyds TSB Bank PLC Insured), Series 2001-C2
2.750% due 07/01/2036 (a)	1,200	1,200
Poway, California Unified School District Special Tax, Series 2005
4.600% due 09/01/2015	420	425
4.700% due 09/01/2016	940	955
4.800% due 09/01/2017	875	888
San Ramon Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	2,385	1,375
South Tahoe, California Joint Powers Financing Authority Revenue Bonds, Series 2003
5.125% due 10/01/2009	1,000	1,005

		27,568

Colorado 0.9%
Colorado Housing & Finance Authority Revenue Bonds, (FHA/VA Mortgages Insured), Series 2000-C3
5.700% due 10/01/2022	70	71
Colorado Housing & Finance Authority Revenue Bonds, Series 2000-B3
6.700% due 10/01/2016	40	40
Colorado Housing & Finance Authority Revenue Bonds, Series 2000-D3
6.750% due 04/01/2015	60	61
Denver, Colorado Health & Hospital Revenue Bonds, Series 1998-A
5.000% due 12/01/2009	1,390	1,422
Larimer County, Colorado Sales & Use Tax Revenue Bonds, (MBIA Insured), Series 2002
4.625% due 12/15/2012	1,325	1,405

		2,999

Connecticut 2.7%
Connecticut State General Obligation Bonds, Series 2001
7.420% due 06/15/2010 (a)	5,000	6,126
Hartford, Connecticut General Obligation Bonds, Series 2005
5.000% due 09/01/2013	500	543
University of Connecticut General Obligation Bonds, (MBIA Insured), Series 2004
6.420% due 01/15/2011 (a)	2,500	2,848

		9,517

Florida 3.1%
Florida State General Obligation Bonds, Series 2004
6.350% due 07/01/2011 (a)	3,103	3,554
Orange County, Florida Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1996
6.250% due 10/01/2011	290	328
Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2002
5.625% due 11/15/2032	5,000	5,338
Orlando, Florida Waste Water System Revenue Bonds, Series 1997
2.620% due 10/01/2015 (a)	500	503
Tampa, Florida Guaranteed Entitlement Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	800	959

		10,682

Georgia 0.4%
Georgia Municipal Electric Authority Revenue Bonds, (FGIC-TCRS Insured), Series 1993
5.500% due 01/01/2012	1,255	1,358
Georgia Municipal Electric Authority Revenue Bonds, (MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012	200	221

		1,579

Hawaii 0.4%
Hawaii State Housing Financial & Development Corp. Single Family Mortgage Pure Revenue Bonds, Series 1998
4.850% due 07/01/2029	305	306
Honolulu, Hawaii City & County General Obligation Bonds, (MBIA-IBC Insured), Series 1993
5.450% due 09/11/2008	1,000	1,054

		1,360

Illinois 9.4%
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2020	1,000	512
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2031	1,000	282
Chicago, Illinois Board of Education General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 12/01/2021	3,000	3,144
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2020 (b)	1,290	1,108
Chicago, Illinois Metropolitan Water Reclamation District-Greater Chicago General Obligation Bonds, Series 2002
5.000% due 12/01/2011	2,300	2,470
Cook County, Illinois Community School District No. 097 Oak Park General Obligation Bonds, (FGIC Insured), Series 1999
9.000% due 12/01/2012	1,000	1,306
Cook County, Illinois High School District No. 225 Northfield General Obligation Ltd. Bonds, Series 2002
0.000% due 12/01/2011	125	97
0.000% due 12/01/2012	135	100
0.000% due 12/01/2014	255	173
0.000% due 12/01/2015	1,885	1,218
Cook County, Illinois School District No. 122 Oak Lawn General Obligation Bonds, (FGIC Insured), Series 2000
0.000% due 12/01/2016	2,570	1,604
Fox Lake, Illinois Water & Sewer Revenue Bonds, (AMBAC Insured), Series 1996
5.750% due 05/01/2013	430	433
Illinois Educational Facilities Authority Revenue Bonds, Series 1993
8.420% due 07/01/2012 (a)	700	791
Illinois Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1992
6.250% due 09/01/2021	695	824
Illinois Health Facilities Authority Revenue Bonds, (WestLB AG Insured), Series 2002
2.800% due 08/15/2032 (a)	1,000	1,000
Illinois State General Obligation Bonds, (FSA Insured), Series 2001
5.250% due 10/01/2011	2,465	2,675
Kane McHenry Cook & De Kalb Counties, Illinois Unit School District No. 300 General Obligation Bonds, (AMBAC Insured), Series 2002
0.000% due 12/01/2020	1,290	661
Kendall, Kane & Will Counties, Illinois Community Unit School District No. 308 General Obligation Bonds, (FSA Insured), Series 2003-C
0.000% due 10/01/2012	3,000	2,291
Lake County, Illinois Community High School District No. 127 Grayslake General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 02/01/2017	5,420	3,351
9.000% due 02/01/2009	650	750
9.000% due 02/01/2011	690	854
9.000% due 02/01/2012	1,065	1,356
Lake, Cook, Dane & McHenry Counties, Illinois Community Unit School District General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 12/01/2011	2,760	2,962
Sangamon County, Illinois School District No. 186 Springfield General Obligation Bonds, (FGIC Insured), Series 2004
0.000% due 10/01/2009	1,000	863
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Unlimited Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	3,400	1,838

		32,663

Indiana 2.3%
Brownsburg, Indiana 1999 School Building Corp. General Obligation Bonds, (AMBAC Insured), Series 2002
5.375% due 02/01/2023	1,395	1,532
Danville, Indiana Multi-School Building General Obligation Bonds, (FSA Insured), Series 2001
4.250% due 07/15/2011	290	300
4.400% due 01/15/2012	170	177
4.500% due 01/15/2013	190	199
4.650% due 01/15/2014	210	221
4.750% due 07/15/2009	200	208
4.750% due 01/15/2015	235	249
4.850% due 01/15/2016	295	313
5.000% due 07/15/2010	180	190
Hamilton Southeastern Indiana Construction School Building Revenue Bonds, (FSA State Aid Withholding Insured), Series 2001
5.000% due 07/15/2010	760	799
Indiana Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	1,590	1,670
Indianapolis, Indiana Local Public Improvement Bonds Bank Transportation Revenue Bonds, Series 1992
6.750% due 02/01/2014	1,000	1,164
South Bend, Indiana Redevelopment Authority Lease Revenue Bonds, Series 2000
5.100% due 02/01/2011	405	431
5.200% due 02/01/2012	230	246
5.500% due 02/01/2015	180	194

		7,893

Kentucky 0.9%
Kentucky Development Finance Authority Hospital Revenue Bonds, Series 1989
6.000% due 10/01/2019	2,760	3,109

Louisiana 2.6%
Louisiana Local Government Revenue Bonds, (MBIA Insured), Series 2000
5.700% due 01/01/2010	205	217
Louisiana State General Obligation Bonds, (FGIC Insured), Series 2002
6.340% due 04/01/2019 (a)	2,850	3,139
Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	2,000	2,099
7.536% due 11/15/2031 (a)	3,500	3,817

		9,272

Massachusetts 1.0%
Massachusetts State Development Finance Agency Revenue Bonds, (ACA Insured), Series 1999
4.600% due 03/01/2009	400	407
Massachusetts State Development Finance Agency Revenue Bonds, (ACA Insured), Series 2005
5.000% due 03/01/2035	1,000	1,005
Massachusetts State Development Finance Agency Revenue Bonds, Series 1998
4.700% due 11/01/2007	210	213
4.800% due 11/01/2008	90	92
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014	500	558
Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, (FGIC Insured), Series 2004
5.594% due 01/01/2017 (a)	1,000	1,085

		3,360

Michigan 2.7%
Lake Fenton, Michigan Community Schools General Obligation Bonds, (SBLF Insured), Series 2002
5.000% due 05/01/2022	2,720	2,847
Michigan Public Power Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2015	1,000	1,083
Michigan State Environmental Protection General Obligation Bonds, Series 1992
6.250% due 11/01/2012	3,100	3,474
Michigan State Hospital Finance Authority Revenue Bonds, Series 1999
6.125% due 11/15/2026	50	55
Rochester, Michigan Community School District General Obligation Bonds, (FSA Q-SBLF Insured), Series 2004
5.000% due 05/01/2012	1,000	1,081
Rochester, Michigan Community School District General Obligation Bonds, (MBIA Insured), Series 1997
5.000% due 05/01/2019	750	822

		9,362

Mississippi 0.6%
Mississippi State General Obligation Bonds, (FSA Insured), Series 2001
6.000% due 09/01/2011	2,000	2,242

Missouri 2.7%
Kansas City, Missouri School District Building Revenue Bonds, (FGIC Insured), Series 2004
6.990% due 02/01/2010 (a)	1,793	2,010
Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2000
5.750% due 07/01/2014	350	382
Missouri State Health & Educational Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2002
2.810% due 06/01/2022 (a)	1,700	1,700
Missouri State Health & Educational Facilities Authority Revenue Bonds, (J.P. Morgan Chase Bank Insured), Series 2000
1.150% due 03/01/2040 (a)	1,300	1,300
Missouri State Health & Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2005
3.020% due 10/01/2035 (a)	2,100	2,100
Missouri State Housing Development Community Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	620	652
St. Louis County, Missouri Industrial Development Authority Revenue Bonds, Series 2005
5.000% due 11/01/2024	1,250	1,258

		9,402

Nevada 0.3%
Clark County, Nevada General Obligation Bonds, (AMBAC Insured), Series 2004
7.710% due 12/01/2015 (a)	870	1,093

New Jersey 9.4%
Camden County, New Jersey Improvement Authority Revenue Bonds, Series 2005-A
5.250% due 02/15/2009	550	569
5.250% due 02/15/2010	570	594
New Jersey Economic Development Authority Revenue Bonds, Series 1998
0.010% due 04/01/2013	1,595	1,193
5.600% due 01/01/2012	1,000	1,008
6.000% due 11/01/2028	3,500	3,542
6.375% due 04/01/2018	1,500	1,777
6.375% due 04/01/2031	10,000	11,845
6.500% due 04/01/2031	2,115	2,412
6.800% due 04/01/2018 (a)	750	834
New Jersey Economic Development Authority Revenue Bonds, Series 1999
6.625% due 09/15/2012	3,500	3,454
New Jersey State General Obligation Bonds, Series 1992
6.000% due 02/15/2011	510	568
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.125% due 06/01/2024	3,500	3,806
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.375% due 06/01/2032	1,000	1,096

		32,698

New Mexico 1.6%
New Mexico Finance Authority State Transportation Revenue Bonds, (AMBAC Insured), Series 2004-B
5.000% due 06/15/2012	5,000	5,381
Santa Fe County, New Mexico El Castillo Retirement Nursing Home Revenue Bonds, Series 1998-A
5.250% due 05/15/2007	315	316

		5,697

New York 7.0%
New York City, New York General Obligation Bonds, (MBIA Insured), Series 2004-992
9.790% due 11/01/2015 (a)	667	838
New York City, New York Transitional Finance Authority Revenue Bonds, (Landesbank Baden-Wurttemberg Insured), Series 2002-3E
2.750% due 11/01/2022 (a)	2,900	2,900
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 02/01/2029 (a)	5,275	5,650
New York State Dormitory Authority Revenue Bonds, (ACA Insured), Series 2000
5.850% due 07/01/2010	1,000	1,066
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	2,500	2,879
New York State Dormitory Authority Revenue Bonds, Series 2002-B
6.000% due 11/15/2029 (a)	3,800	4,234
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	3,000	3,234
TSASC, Inc. Tobacco Settlement Revenue Bonds, Series 2002
5.400% due 07/15/2012	3,550	3,655

		24,456

North Carolina 1.7%
Durham County, North Carolina General Obligation Bonds, Series 2002
5.000% due 04/01/2021	550	583
North Carolina Eastern Municipal Power Agency Power Systems Revenue Bonds, Series 1993
7.000% due 01/01/2008	1,000	1,060
North Carolina Eastern Municipal Power Agency Power Systems Revenue Bonds, Series 2003
5.500% due 01/01/2012	4,000	4,326

		5,969

Ohio 3.0%
Ohio State General Obligation Bonds, Series 2004
7.000% due 05/01/2011 (a)	2,500	2,859
7.000% due 06/15/2011 (a)	3,910	4,479
Ohio State Water Development Authority Revenue Bonds, Series 2002
5.375% due 12/01/2020	1,100	1,207
5.375% due 12/01/2021	1,750	1,921

		10,466

Oklahoma 1.4%
Oklahoma Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	4,100	4,429
Oklahoma State Housing Finance Agency Single Family Revenue Bonds, Series 2001
0.000% due 09/01/2032	1,575	336

		4,765

Pennsylvania 0.5%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2005
4.500% due 04/01/2015	790	785
Delaware County, Pennsylvania Hospital Revenue Bonds, Series 1998
4.900% due 12/01/2008	100	101
Delaware County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 1997
6.500% due 01/01/2008	725	759

		1,645

Puerto Rico 0.3%
Puerto Rico Children’s Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
5.750% due 07/01/2010	750	820
6.000% due 07/01/2026	150	166

		986

Rhode Island 2.5%
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032	2,300	2,406
6.250% due 06/01/2042	6,025	6,292

		8,698

South Carolina 0.3%
Medical University South Carolina Hospital Facilities Revenue Bonds, Series 1999
5.700% due 07/01/2012	1,000	1,082

Tennessee 3.4%
Memphis, Tennessee Electrical System Revenue Bonds, (MBIA Insured), Series 2003
6.350% due 12/01/2010 (a)	7,050	8,048
Nashville & Davidson County, Tennessee Revenue Bonds, Series 1998
4.450% due 08/01/2007	1,000	1,011
Shelby County, Tennessee General Obligation Bonds, Series 2001
5.000% due 04/01/2023	1,000	1,041
Sullivan County, Tennessee Health, Educational & Housing Facilities Board Revenue Bonds, Series 2002
6.250% due 09/01/2022	1,000	1,086
Sullivan County, Tennessee Industrial Development Revenue Bonds, (GNMA Insured), Series 1995
6.250% due 07/20/2015	750	769

		11,955

Texas 10.7%
Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.650% due 02/15/2035 (a)	2,765	3,022
Bexar County, Texas Housing Finance Corp. Multi-Family Revenue Bonds, (FNMA Insured), Series 2001
4.875% due 06/15/2011	700	733
Brazos River Authority Texas Revenue Bonds, (MBIA Insured), Series 1998
4.900% due 10/01/2015	1,500	1,614
Harris County, Texas General Obligation Bonds, Series 1997
5.100% due 08/15/2015	250	257
Houston, Texas Airport Systems Revenue Bonds, (FGIC Insured), Series 2000
6.310% due 07/01/2025 (a)	2,500	2,563
Houston, Texas Airport Systems Revenue Bonds, Series 2001-E
6.750% due 07/01/2029	1,000	971
Houston, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
5.250% due 02/15/2018	355	375
Houston, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
0.000% due 02/15/2015	8,640	5,885
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 2001
5.500% due 12/01/2017	1,000	1,093
Houston, Texas Water Conveyance System Contract Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.250% due 12/15/2012	5,000	5,771
Midlothian, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
0.000% due 02/15/2018	1,000	489
North Texas Health Facilities Development Corp. Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 08/15/2017	1,000	1,099
North Texas State University Revenue Bonds, (FSA Insured), Series 1999
5.375% due 04/15/2014	250	265
Pasadena, Texas General Obligation Bonds, (FGIC Insured), Series 2002
5.125% due 04/01/2024	1,750	1,841
Red River, Texas Educational Finance Revenue Bonds, Series 2000
5.750% due 05/15/2017	750	820
Rio Grande City, Texas Construction Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
5.875% due 08/15/2018	1,825	2,010
Sabine River, Texas Pollution Control Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022 (a)	1,000	1,050
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 1997
5.500% due 02/01/2015	975	1,093
San Jacinto, Texas Community College District General Obligation Bonds, (FGIC Insured), Series 2001
5.000% due 02/15/2021	225	236
Texas State Affordable Multi-Family Housing Revenue Bonds, (MBIA Insured), Series 2002
4.850% due 09/01/2012	3,335	3,359
Travis County, Texas Health Facilities Development Hospital Revenue Bonds, Series 1993
6.000% due 11/15/2022	1,400	1,551
University of Texas Revenue Bonds, Series 2004
5.250% due 08/15/2012	1,000	1,090

		37,187

Virgin Islands 0.5%
Virgin Islands Public Finance Refinery Facilities Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,500	1,630

Virginia 0.9%
Newport News, Virginia General Obligation Bonds, Series 2002
5.000% due 07/01/2022	1,000	1,062
Virginia Polytechnic Institute & State University Revenue Bonds, Series 1996
5.400% due 06/01/2012	1,000	1,028
Virginia State Housing Development Authority Revenue Bonds, (MBIA Insured), Series 2001
5.350% due 07/01/2031	1,000	1,034

		3,124

Washington 5.5%
Energy Northwest Washington Electric Revenue Bonds, Series 2005-A
5.000% due 07/01/2014	5,000	5,394
University of Washington Revenue Bonds, (AMBAC Insured), Series 2002
5.250% due 12/01/2023	2,595	2,774
Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2011	5,435	4,278

Washington State Motor Vehicle Tax General Obligation Bonds, (AMBAC Insured), Series 2004-F
0.000% due 12/01/2019	2,520	1,350
Washington State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.625% due 06/01/2032	5,000	5,411

		19,207

West Virginia 0.8%
Berkeley, Brooke & Fayette Counties, West Virginia Single Family Mortgage Revenue Bonds, Series 1983
0.000% due 12/01/2014	4,115	2,822

Wisconsin 4.0%
Hudson, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 10/01/2017	1,420	1,534
5.000% due 10/01/2019	1,040	1,123
South Milwaukee, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
3.750% due 04/01/2011	385	389
Wisconsin Housing & Economic Development Authority Housing Revenue Bonds, (MBIA Insured), Series 2002
4.700% due 05/01/2012	2,340	2,436
4.700% due 11/01/2012	1,490	1,562
Wisconsin State Clean Water Revenue Bonds, Series 2002-1
5.000% due 06/01/2018	100	106
5.000% due 06/01/2019	100	105
5.000% due 06/01/2020	100	105
5.100% due 06/01/2021	100	106
5.100% due 06/01/2022	100	106
5.100% due 06/01/2023	100	106
5.250% due 06/01/2016	50	55
5.250% due 06/01/2017	50	55
Wisconsin State General Obligation Bonds, (FSA Insured), Series 2001
5.250% due 05/01/2020	3,000	3,258
Wisconsin State General Obligation Bonds, (MBIA Insured), Series 2004
6.350% due 05/01/2010 (a)	2,500	2,881

		13,927

Total Municipal Bonds & Notes (Cost $320,904)		332,331

SHORT-TERM INSTRUMENTS 0.7%
Repurchase Agreement 0.3%
State Street Bank
3.900% due 01/03/2006 (Dated 12/30/2005. Collateralized by Fannie Mae 2.750% due 08/11/2006 valued at $1,149. Repurchase proceeds are $1,122.)	1,122	1,122

U.S. Treasury Bills 0.4%
3.858% due 03/02/2006-03/16/2006 (c)(d)	1,230	1,219

Total Short-Term Instruments (Cost $2,343)		2,341

Total Investments (Cost $323,247)	96.0%	$334,672
Written Options (f) (Premiums $233)	(0.0%)	(182)
Other Assets and Liabilities (Net)	4.0%	14,011

Net Assets	100.0%	$348,501

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Security becomes interest bearing at a future date.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $495 have been pledged as collateral for swap contracts on December 31, 2005.

(e) Swap agreements outstanding on December 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2014	$52,800	$1,847

(f) Written options outstanding on December 31, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$110.000	02/24/2006	149	$65	$84
Call - CBOT U.S. Treasury 10-Year Note March Futures	111.000	02/24/2006	212	73	53
Put - CBOT U.S. Treasury 10-Year Note March Futures	107.000	02/24/2006	212	72	33
Put - CBOT U.S. Treasury Note March Futures	106.000	02/24/2006	153	23	12

				$233	$182

Schedule of Investments

New York Municipal Bond Fund

December 31, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 95.8%
Arkansas 0.9%
University of Arkansas University Revenue Bonds, (MBIA Insured), Series 2004-B
5.000% due 11/01/2034	$250	$260
Illinois 1.7%
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Unlimited Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	900	486
New York 83.0%
Amherst, New York General Obligation Bonds, (FGIC Insured), Series 1999-A
5.500% due 12/01/2008	150	158
Buffalo, New York Fiscal Stability Authority Revenue Bonds, (MBIA Insured), Series 2005-A
5.000% due 09/01/2014	1,040	1,132
Buffalo, New York Municipal Water Systems Finance Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 07/01/2027	500	542
Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	275	313
Nassau County, New York Interim Finance Authority Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 11/15/2010	1,000	1,069
New York City, New York General Obligation Bonds, (AMBAC Insured), Series 1990
5.750% due 08/01/2011	250	276
New York City, New York General Obligation Bonds, Series 1997
5.250% due 08/01/2021	100	103
New York City, New York General Obligation Bonds, Series 2004-H7
3.300% due 03/01/2034 (a)	100	100
New York City, New York General Obligation Bonds, Series 2005-M
5.000% due 04/01/2011	250	265
New York City, New York Individual Development Agency Civic Facility Revenue Bonds, Series 2002
6.450% due 07/01/2032	250	257
New York City, New York Industrial Development Agency Pipeline Airport Facility Revenue Bonds, Series 2001
5.500% due 07/01/2028	250	251
New York City, New York Transitional Finance Authority Revenue Bonds, (Bank of New York Insured), Series 2002-3B
3.200% due 11/01/2022 (a)	150	150
New York City, New York Transitional Finance Authority Revenue Bonds, (Dexia Credit Local Insured), Series 2002-2A
3.380% due 11/01/2022 (a)	100	100
New York City, New York Transitional Finance Authority Revenue Bonds, (Landesbank Hessen Insured), Series 2002
3.390% due 11/01/2022 (a)	100	100
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2000
5.500% due 11/01/2029	500	547
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.000% due 08/01/2024	525	551
5.250% due 11/01/2011	600	652
5.250% due 02/01/2029 (a)	500	535
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2003
5.000% due 08/01/2010	395	420
New York Metropolitan Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 11/15/2032	200	208
New York State Dormitory Authority Revenue Bonds, (Allied Irish Bank PLC Insured), Series 1997
3.040% due 07/01/2012 (a)	300	300
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	250	288
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2005
5.000% due 02/01/2013	965	1,039
New York State Dormitory Authority Revenue Bonds, (FSA Insured), Series 1998
4.750% due 07/01/2008	150	155
New York State Dormitory Authority Revenue Bonds, (FSA Insured), Series 2001-A
5.000% due 07/01/2011	455	485
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2000-340
5.710% due 08/15/2022 (a)	250	262
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 10/01/2012	500	541
5.000% due 10/01/2030	750	782
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2011	250	268
New York State Dormitory Authority Revenue Bonds, Series 2000
3.450% due 07/01/2029 (a)	1,000	1,000
New York State Dormitory Authority Revenue Bonds, Series 2000-A
6.000% due 07/01/2010	150	160
New York State Dormitory Authority Revenue Bonds, Series 2001
5.250% due 07/01/2010	860	868
New York State Dormitory Authority Revenue Bonds, Series 2002-B
6.000% due 11/15/2029 (a)	400	446
New York State Dormitory Authority State Personal Income Tax Revenue Bonds, Series 2005-F
5.000% due 03/15/2035	750	778
New York State Environmental Facilities Corp. Clean Drinking Water Revenue Bonds, Series 2002
5.000% due 06/15/2012	500	542
5.000% due 06/15/2014	400	429
New York State Local Government Assistance Corp. Revenue Bonds, (FGIC Insured), Series 2003-A
2.960% due 04/01/2021 (a)	500	500
New York State Local Government Assistance Corp. Revenue Bonds, (MBIA Insured), Series 1997-B
5.125% due 04/01/2013	150	157
New York State Local Government Assistance Corp. Revenue Bonds, Series 1993-E
6.000% due 04/01/2014	320	364
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (FSA Insured), Series 2003-B
5.000% due 04/01/2010	250	266
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (FSA Insured), Series 2005-B
5.000% due 04/01/2014	500	545
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 04/01/2011	500	542
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	500	539
New York State Urban Development Corp. Revenue Bonds, Series 2003
5.000% due 03/15/2011	495	527
Orange County, New York General Obligation Refunding Bonds, Series 2005-A
5.000% due 07/15/2013	500	542
Schenectady, New York Industrial Development Agency Civic Facility Revenue Bonds, Series 2001
5.500% due 07/01/2016	500	545
Spencerport, New York Central School District General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 06/15/2019	250	264
Triborough, New York Bridge & Tunnel Authority Revenue Bonds, (MBIA-IBC Insured), Series 2002
5.000% due 11/15/2010	500	535
Troy, New York Industrial Development Agency Civic Facility Revenue Bonds, Series 2002
5.500% due 09/01/2015	500	550
TSASC, Inc. New York Tobacco Settlement Revenue Bonds, Series 2002
5.000% due 07/15/2014	750	771
5.400% due 07/15/2012	300	309

		23,028

Puerto Rico 5.4%
Puerto Rico Children’s Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
6.000% due 07/01/2026	100	110
Puerto Rico Commonwealth General Obligation Bonds, Series 1998
5.750% due 07/01/2012	500	562
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013	200	224
Puerto Rico Public Finance Corp. Revenue Bonds, (Local Government Development Bank for Puerto Rico Insured), Series 2004
5.750% due 08/01/2027 (a)	550	597

		1,493

Texas 3.8%
Coppell, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
0.000% due 08/15/2016	805	511
Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2005
4.750% due 11/15/2030	400	404
Waco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
5.000% due 08/15/2021	120	126

		1,041

Virgin Islands 1.0%
Virgin Islands Public Finance Refinery Facilities Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	250	272

Total Municipal Bonds & Notes (Cost $26,288)		26,580

SHORT-TERM INSTRUMENTS 2.5%
Repurchase Agreement 2.2%
State Street Bank
3.900% due 01/03/2006	594	594
(Dated 12/30/2005. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $610. Repurchase proceeds are $594.)

U.S. Treasury Bills 0.3%
3.855% due 03/02/2006-03/16/2006 (b)(c)	94	94

Total Short-Term Instruments (Cost $688)		688

Total Investments (Cost $26,976)	98.3%	$27,268
Written Options (d) (Premiums $33)	(0.1%)	(26)
Other Assets and Liabilities (Net)	1.8%	486

Net Assets	100.0%	$27,728

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) Securities with an aggregate market value of $94 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 10-Year Note Futures	Long	03/2006	11	$9

(d) Written options outstanding on December 31, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call-CBOT U.S. Treasury 10-Year Note March Futures	$110.000	02/24/2006	23	$10	$13
Call-CBOT U.S. Treasury 10-Year Note March Futures	111.000	02/24/2006	30	10	7
Put-CBOT U.S. Treasury 10-Year Note March Futures	107.000	02/24/2006	30	10	5
Put-CBOT U.S. Treasury Note March Futures	106.000	02/24/2006	17	3	1

				$33	$26

Schedule of Investments

Real Return Asset Fund

December 31, 2005 (Unaudited)

		Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 1.6%
Banking & Finance 1.5%
Atlantic & Western Re Ltd.
10.500% due 01/09/2007 (a)		$3,000	$3,001
10.750% due 01/09/2009 (a)		1,900	1,896
BAE Systems Holdings, Inc.
4.740% due 08/15/2008 (a)		300	300
Ford Motor Credit Co.
6.875% due 02/01/2006		1,700	1,696
5.450% due 03/21/2007 (a)		1,000	953
5.800% due 01/12/2009		7,500	6,547
General Electric Capital Corp.
4.520% due 12/12/2008 (a)		1,500	1,501
General Motors Acceptance Corp.
5.243% due 05/18/2006 (a)		2,300	2,257
4.500% due 07/15/2006		694	673
5.220% due 03/20/2007 (a)		2,600	2,457
6.875% due 08/28/2012		2,500	2,256
Phoenix Quake Wind Ltd.
5.979% due 07/03/2008 (a)		1,750	1,780
Residential Reinsurance Ltd.
9.360% due 06/08/2006 (a)		500	480
Resona Bank Ltd.
5.850% due 09/29/2049 (a)		600	599
Travelers Property Casualty Corp.
3.750% due 03/15/2008		100	98
Vita Capital Ltd.
4.854% due 01/01/2007 (a)		700	701

			27,195

Industrials 0.1%
Pemex Project Funding Master Trust
8.625% due 02/01/2022		100	124
9.500% due 09/15/2027		500	669

			793

Utilities 0.0%
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		100	104

Total Corporate Bonds & Notes (Cost $28,604)			28,092

MUNICIPAL BONDS & NOTES 0.1%
Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039		500	525
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.750% due 06/01/2039		250	279

Total Municipal Bonds & Notes (Cost $662)			804

U.S. GOVERNMENT AGENCIES 3.0%
Fannie Mae
5.500% due 12/01/2033 - 01/12/2036 (c)		55,147	54,628
Freddie Mac
4.519% due 09/25/2031 (a)		335	335

Total U.S. Government Agencies (Cost $55,210)			54,963

U.S. TREASURY OBLIGATIONS 104.9%
Treasury Inflation Protected Securities (b)
0.875% due 04/15/2010		21,028	19,997
1.875% due 07/15/2013		21,907	21,615
2.000% due 01/15/2014		647	643
2.000% due 07/15/2014		28,531	28,381
1.625% due 01/15/2015		5,007	4,825
1.875% due 07/15/2015		39,173	38,536
2.375% due 01/15/2025		800,038	841,104
3.625% due 04/15/2028		321,528	414,872
3.875% due 04/15/2029		315,332	425,600
3.375% due 04/15/2032		46,009	59,866
U.S. Treasury Bond
6.625% due 02/15/2027		13,400	17,004
U.S. Treasury Note
4.250% due 08/15/2013		29,900	29,642

Total U.S. Treasury Obligations (Cost $1,881,350)			1,902,085

MORTGAGE-BACKED SECURITIES 0.3%
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035 (a)		500	496
Countrywide Home Loan Mortgage Pass-Through Trust
3.654% due 06/25/2035 (a)		800	802
GSR Mortgage Loan Trust
4.541% due 09/25/2035 (a)		3,870	3,809

Total Mortgage-Backed Securities (Cost $5,144)			5,107

ASSET-BACKED SECURITIES 0.2%
AAA Trust
3.414% due 11/26/2035 (a)		229	229
Carrington Mortgage Loan Trust
3.540% due 06/25/2035 (a)		203	203
Citigroup Mortgage Loan Trust, Inc.
4.469% due 05/25/2035 (a)		923	923
Park Place Securities, Inc.
4.489% due 08/25/2035 (a)		326	326
People’s Choice Home Loan Securities Trust
3.570% due 05/25/2035 (a)		397	397
Quest Trust
4.371% due 03/25/2035 (a)		140	141
Redwood Capital Ltd.
6.354% due 01/01/2006 (a)		1,100	1,101
7.904% due 01/01/2006 (a)		1,100	1,101

Total Asset-Backed Securities (Cost $4,418)			4,421

SOVEREIGN ISSUES 0.5%
Brazilian Government International Bond
5.188% due 04/15/2006 (a)		16	16
5.250% due 04/15/2009 (a)		82	82
5.250% due 04/15/2012 (a)		612	606
8.000% due 01/15/2018		1,949	2,108
11.000% due 08/17/2040		1,500	1,935
Mexico Government International Bond
6.375% due 01/16/2013		200	213
Russia Government International Bond
8.250% due 03/31/2010		700	747
5.000% due 03/31/2030 (a)		2,800	3,168

Total Sovereign Issues (Cost $8,166)			8,875

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 0.3%
Canadian Government Bond
3.000% due 12/01/2036 (b)	C$	312	370
Netherlands Government Bond
6.000% due 01/15/2006	EC	2,600	3,081
Pylon Ltd.
3.616% due 12/22/2008 (a)		700	842
6.375% due 12/22/2008 (a)		1,200	1,433

Total Foreign Currency-Denominated Issues (Cost $5,684)			5,726

SHORT-TERM INSTRUMENTS (j) 2.4%
Commercial Paper 1.4%
Cox Communications, Inc.
4.420% due 01/17/2006		$900	900
UBS Finance Delaware LLC
4.190% due 01/03/2006		2,900	2,899
4.290% due 01/03/2006		15,700	15,696
Westpac Capital Corp.
4.315% due 03/01/2006		5,700	5,660

			25,155

Repurchase Agreement 0.2%
State Street Bank
3.900% due 01/03/2006		4,450	4,450
(Dated 12/30/2005. Collateralized by Fannie Mae 3.125% due 07/15/2006 valued at $4,542. Repurchase proceeds are $4,452.)

Netherlands Treasury Bill 0.6%
2.267% due 02/28/2006	EC	8,650	10,203

U.S. Treasury Bills 0.2%
3.853% due 03/02/2006-03/16/2006 (c)(e)(f)		$2,895	2,872

Total Short-Term Instruments (Cost $42,568)			42,680

Total Investments (d) (Cost $2,031,806)		113.3%	$2,052,753
Written Options (h) (Premiums $336)		(0.0%)	(278)
Other Assets and Liabilities (Net)		(13.3%)	(239,941)

Net Assets		100.0%	$1,812,534

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) As of December 31, 2005, portfolio securities with an aggregate market value of $8,149 were valued with reference to securities whose prices are more readily obtainable.

(e) Securities with an aggregate market value of $745 have been pledged as collateral for swap and swaption contracts on December 31, 2005.

(f) Securities with an aggregate market value of $1,878 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bund 10-Year Note Futures	Long	03/2006	116	$126
U.S. Treasury 5-Year Note Futures	Long	03/2006	441	118
U.S. Treasury 10-Year Note Futures	Short	03/2006	470	(330)
U.S. Treasury 30-Year Bond Futures	Short	03/2006	185	(428)

				$(514)

(g) Swap agreements outstanding on December 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EC	3,700	$31
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		3,800	16
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		7,500	15
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		5,500	37
Bank of America	3-month USD-LIBOR	Pay	5.000%	06/21/2011		$2,800	13
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2016		7,800	(104)
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2013		9,500	(68)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008		2,300	5
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2011		2,100	10
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		3,100	(41)
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		11,200	(149)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		15,200	(202)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		300	(4)
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	06/21/2008		1,500	3

							$(438)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed \ate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.820%	06/20/2007	$700	$(15)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.950%	06/20/2006	2,000	(23)
Goldman Sachs & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.100%	06/20/2006	1,300	(83)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.950%	06/20/2007	2,000	(62)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	06/20/2007	200	(5)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	100	(3)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	1,000	(12)
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	06/20/2007	1,000	(23)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.500%	06/20/2006	1,000	(7)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	1,000	(8)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.800%	06/20/2006	1,000	(12)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.450%	09/20/2007	1,800	(80)

						$(333)

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	Notional Amount	Unrealized (Depreciation	)
AIG International Inc.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	01/23/2006	$44,700	$(283)

(h) Written options outstanding on December 31, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$110.000	01/27/2006	608	$112	$199
Call - CBOT U.S. Treasury 10-Year Note March Futures	111.000	02/24/2006	123	28	31
Put - CBOT U.S. Treasury 10-Year Note February Futures	107.000	01/27/2006	608	141	29
Put - CBOT U.S. Treasury 10-Year Note March Futures	107.000	02/24/2006	123	55	19

				$336	$278

(i) Short sales open on December 31, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value à
U.S. Treasury Note	4.250%	11/15/2013	$7,000	$6,856	$6,984
U.S. Treasury Note	4.750%	05/15/2014	800	807	820

				$7,663	$7,804

à	Market value includes $48 of interest payable on short sales.

(j) Forward foreign currency contracts outstanding on December 31, 2005:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation )
Sell	C$	365	01/2006	$0	$(7)	$(7)
Sell	EC	8,301	01/2006	0	(97)	(97)
Sell		5,075	02/2006	0	(34)	(34)
Buy	JY	698,586	01/2006	0	0	0
Sell		48,000	01/2006	0	(2)	(2)
Buy	PZ	165	03/2006	0	0	0
Buy	RR	1,409	03/2006	0	(1)	(1)
Buy	SV	1,762	03/2006	0	(1)	(1)

				$0	$(142)	$(142)

Schedule of Investments

Real Return Fund

December 31, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 2.8%
Banking & Finance 1.9%
BAE Systems Holdings, Inc.
4.740% due 08/15/2008 (a)		$5,500	$5,507
CIT Group, Inc.
5.000% due 11/24/2008		25,000	25,003
Export-Import Bank of Korea
6.500% due 11/15/2006		2,500	2,535
Ford Motor Credit Co.
6.875% due 02/01/2006		12,120	12,094
5.450% due 03/21/2007 (a)		20,900	19,912
General Electric Capital Corp.
4.529% due 12/12/2008 (a)		12,700	12,706
General Motors Acceptance Corp.
5.243% due 05/18/2006 (a)		6,200	6,085
5.050% due 01/16/2007 (a)		18,400	17,487
5.100% due 07/16/2007 (a)		3,100	2,907
6.125% due 08/28/2007		870	807
Housing Urban Development
5.530% due 08/01/2020		6,000	6,081
Kamp Re 2005 Ltd.
1.000% due 12/14/2007 (a)(b)		5,000	26
Parametric Re Ltd.
6.640% due 11/19/2007 (a)		11,500	11,762
8.880% due 05/19/2008 (a)		1,500	1,527
Phoenix Quake Wind Ltd.
6.504% due 07/03/2008 (a)		59,550	60,701
7.554% due 07/03/2008 (a)		14,750	12,752
Pioneer 2002 Ltd.
9.741% due 06/15/2006 (a)		500	507
10.491% due 06/15/2006 (a)		1,400	1,424
11.991% due 06/15/2006 (a)		5,000	5,047
Prudential Insurance Co. of America
6.375% due 07/23/2006		7,000	7,057
Residential Reinsurance Ltd.
9.360% due 06/08/2006 (a)		17,600	16,904
Resona Bank Ltd.
5.850% due 09/29/2049 (a)		4,900	4,889
Travelers Property Casualty Corp.
3.750% due 03/15/2008		7,000	6,831
Vita Capital Ltd.
5.404% due 01/01/2007 (a)		34,200	34,262
5.454% due 01/01/2010 (a)		5,000	4,993

			279,806

Industrials 0.6%
General Electric Co.
4.500% due 12/09/2008 (a)		6,000	6,001
HJ Heinz Co.
6.428% due 12/01/2008		20,000	20,559
MCI, Inc.
7.688% due 05/01/2009		5,900	6,106
Pemex Project Funding Master Trust
7.375% due 12/15/2014		22,000	24,497
8.625% due 02/01/2022		6,900	8,522
9.500% due 09/15/2027		14,850	19,862
Weyerhaeuser Co.
6.125% due 03/15/2007		1,360	1,380

			86,927

Utilities 0.3%
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		7,000	7,303
Ohio Edison Co.
4.000% due 05/01/2008		10,000	9,763
Progress Energy, Inc.
6.750% due 03/01/2006		32,150	32,252

			49,318

Total Corporate Bonds & Notes (Cost $417,505)			416,051

MUNICIPAL BONDS & NOTES 0.6%
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023		3,495	3,537
California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033		25,000	27,219
6.625% due 06/01/2040		380	421
Connecticut State General Obligation Bonds, (MBIA Insured), Series 2004-A
5.000% due 03/01/2013		1,715	1,861
Connecticut State Health & Educational Facilities Authority Revenue Bonds, (FSA Insured), Series 2004
5.000% due 11/01/2013		5,285	5,751
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.250% due 05/15/2024		9,105	9,586
Florida State Board of Education General Obligation Bonds, Series 2002
5.000% due 06/01/2032		3,000	3,138
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series 2003-A1
5.000% due 06/01/2021		3,020	3,047
6.750% due 06/01/2039		1,445	1,618
Kansas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003-A
5.000% due 09/01/2013		3,870	4,186
Massachusetts State Water Reserve Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2032		5,000	5,158
New Hampshire Municipal Bond Bank Revenue Bonds, (FSA Insured), Series 2004
5.000% due 08/15/2012		800	866
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2042		1,365	1,431
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.375% due 06/01/2032		6,000	6,579
New York State Triborough Bridge & Tunnels Authority Revenue Bonds, Series 2002
5.000% due 11/15/2032		5,000	5,164
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023		750	786
6.125% due 06/01/2032		740	774
Salt River, Arizona Project Agriculture Improvement & Power District Revenue Bonds, Series 2002
5.000% due 01/01/2031		4,000	4,160
Washington Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026		420	452

Total Municipal Bonds & Notes (Cost $78,278)			85,734

U.S. GOVERNMENT AGENCIES 12.1%
Fannie Mae
4.666% due 04/01/2035 (a)		1,702	1,698
4.688% due 05/01/2035 (a)		2,220	2,195
5.000% due 06/25/2027 - 02/13/2036 (e)		211,027	204,838
5.500% due 02/01/2033 - 01/12/2036 (e)		1,534,953	1,520,102
6.003% due 10/01/2031 (a)		915	930
Federal Housing Administration
7.430% due 12/01/2020		105	106
Freddie Mac
4.363% due 10/25/2044 (a)		19,721	19,843
4.519% due 09/25/2031 (a)		3,855	3,857
4.719% due 12/15/2030 (a)		9,614	9,647
5.000% due 01/15/2024		9,576	9,576
6.500% due 01/25/2028		93	96
7.000% due 10/15/2030		484	489
Government National Mortgage Association
6.500% due 05/15/2028 - 04/15/2031 (e)		1,763	1,844

Total U.S. Government Agencies (Cost $1,766,595)			1,775,221

U.S. TREASURY OBLIGATIONS 97.5%
Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007 (g)		13,566	13,670
3.625% due 01/15/2008		416,264	427,565
3.875% due 01/15/2009		739,885	777,863
4.250% due 01/15/2010		1,030,302	1,117,235
0.875% due 04/15/2010		508,119	483,209
3.500% due 01/15/2011		760,123	812,620
3.375% due 01/15/2012		58,821	63,267
3.000% due 07/15/2012		1,708,037	1,806,517
1.875% due 07/15/2013		790,354	779,795
2.000% due 01/15/2014		1,349,591	1,342,369
2.000% due 07/15/2014		1,025,215	1,019,809
1.625% due 01/15/2015		622,439	599,851
1.875% due 07/15/2015		641,749	631,321
2.375% due 01/15/2025		1,190,740	1,251,859
3.625% due 04/15/2028		1,155,012	1,490,327
3.875% due 04/15/2029		954,149	1,287,803
3.375% due 04/15/2032		93,459	121,607
U.S. Treasury Bonds
8.875% due 08/15/2017		12,100	16,818
6.250% due 08/15/2023		600	717
7.625% due 02/15/2025		100	138
6.625% due 02/15/2027		23,700	30,075
U.S. Treasury Notes
3.000% due 12/31/2006		1,300	1,282
2.250% due 02/15/2007		100	98
3.750% due 03/31/2007		36,200	35,903
3.875% due 09/15/2010		109,090	106,853
4.000% due 11/15/2012		6,000	5,873
4.250% due 11/15/2013		4,400	4,359
4.250% due 11/15/2014		21,000	20,762
4.125% due 05/15/2015		60,300	58,997
4.500% due 11/15/2015		13,800	13,918

Total U.S. Treasury Obligations (Cost $14,257,266)			14,322,480

MORTGAGE-BACKED SECURITIES 0.7%
Bear Stearns Adjustable Rate Mortgage Trust
4.696% due 11/25/2030 (a)		772	773
4.699% due 01/25/2034 (a)		5,801	5,749
4.830% due 01/25/2034 (a)		3,450	3,420
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035 (a)		3,800	3,773
Countrywide Home Loan Mortgage Pass-Through Trust
4.719% due 06/25/2035 (a)		18,675	18,715
GSR Mortgage Loan Trust
4.541% due 09/25/2035 (a)		42,567	41,897
Mellon Residential Funding Corp.
4.860% due 10/20/2029 (a)		611	612
4.809% due 12/15/2030 (a)		1,156	1,158
SACO I, Inc.
4.489% due 09/25/2033 (a)		3,443	3,445
Structured Asset Securities Corp.
4.479% due 08/25/2035 (a)		6,988	6,993
Washington Mutual Mortgage Securities Corp.
4.324% due 02/27/2034 (a)		4,674	4,656
Washington Mutual, Inc.
4.639% due 12/25/2045 (a)		15,134	15,189

Total Mortgage-Backed Securities (Cost $106,901)			106,380

ASSET-BACKED SECURITIES 1.2%
AAA Trust
4.137% due 11/26/2035 (a)		4,650	4,656
Argent Securities, Inc.
4.499% due 10/25/2035 (a)		612	613
4.479% due 11/25/2035 (a)		3,425	3,427
Bear Stearns Asset-Backed Securities, Inc.
4.719% due 01/25/2036 (a)		5,900	5,902
4.829% due 03/25/2043 (a)		343	344
Carrington Mortgage Loan Trust
4.459% due 06/25/2035 (a)		3,992	3,995
Chase Manhattan Auto Owner Trust
4.730% due 03/15/2008		6,400	6,403
EQCC Home Equity Loan Trust
4.620% due 03/20/2030 (a)		20	20
Equity One ABS, Inc.
4.679% due 04/25/2034 (a)		1,048	1,051
FBR Securitization Trust
4.499% due 09/25/2035 (a)		990	990
First NLC Trust
4.490% due 02/25/2036 (a)		17,100	17,103
GSR Mortgage Loan Trust
4.480% due 12/25/2030 (a)		7,200	7,205
Long Beach Mortgage Loan Trust
4.499% due 09/25/2035 (a)		8,382	8,389
Park Place Securities, Inc.
4.489% due 08/25/2035 (a)		3,585	3,588
Quest Trust
4.559% due 03/25/2035 (a)		2,547	2,548
Redwood Capital Ltd.
7.904% due 01/01/2006 (a)		37,800	37,836
6.354% due 01/09/2006 (a)		31,000	31,028
Residential Asset Securities Corp.
4.479% due 05/25/2027 (a)		1,531	1,532
4.479% due 10/25/2028 (a)		7,791	7,796
4.679% due 01/25/2034 (a)		576	577
4.450% due 01/25/2036 (a)		6,300	6,299
Residential Funding Mortgage Securities II, Inc.
4.519% due 05/25/2015 (a)		1,224	1,225
SACO I, Inc.
4.489% due 07/25/2035 (a)		7,570	7,574
SLM Student Loan Trust
4.230% due 04/25/2014 (a)		1,552	1,553
4.210% due 01/26/2015 (a)		6,836	6,831
Soundview Home Equity Loan Trust
4.489% due 05/25/2035 (a)		1,112	1,113
4.479% due 12/25/2035 (a)		6,743	6,742
Wachovia Mortgage Loan Trust LLC
4.489% due 10/25/2035 (a)		84	84

Total Asset-Backed Securities (Cost $176,313)			176,424

SOVEREIGN ISSUES 1.2%
Brazilian Government International Bond
5.188% due 04/15/2006 (a)		1,224	1,225
5.250% due 04/15/2009 (a)		2,512	2,502
11.000% due 01/11/2012		1,600	1,956
5.250% due 04/15/2012 (a)		382	379
7.875% due 03/07/2015		2,500	2,669
8.000% due 01/15/2018		30,402	32,880
11.000% due 08/17/2040		6,900	8,903
Mexico Government International Bond
6.375% due 01/16/2013		20,700	22,045
Mexico Government International Bond Value Recovery Rights
0.000% due 06/30/2006 (a)		714	15
Russia Government International Bond
10.000% due 06/26/2007		7,000	7,500
8.250% due 03/31/2010		23,800	25,392
5.000% due 03/31/2030 (a)		61,100	69,127

Total Sovereign Issues (Cost $160,868)			174,593

FOREIGN CURRENCY-DENOMINATED ISSUES (k) 0.9%
Canadian Government Bond
4.250% due 12/01/2021 (c)	C$	2,611	3,136
3.000% due 12/01/2036 (c)		16,533	19,589
France Government Bond
1.600% due 07/25/2011 (c)	EC	6,266	7,620
1.600% due 07/25/2015 (c)		3,087	3,793
3.150% due 07/25/2032 (c)		6,597	10,932
Italy Government International Bond
4.250% due 08/01/2014		1,700	2,143
2.150% due 09/15/2014 (c)		2,111	2,663
New Zealand Government Bond
4.500% due 02/15/2016 (c)	N$	10,000	9,214
Pylon Ltd.
6.375% due 12/18/2008 (a)	EC	40,700	48,604
3.636% due 12/22/2008 (a)		20,750	24,964

Total Foreign Currency-Denominated Issues (Cost $124,537)			132,658

		Shares
PREFERRED STOCK 0.0%
Fannie Mae
7.000% due 12/31/2049 (a)		160,800	8,804

Total Preferred Stock (Cost $8,040)			8,804

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS (k) 6.6%
Commercial Paper 2.0%
Bank of America Corp.
4.070% due 01/18/2006		$26,000	25,956
Cox Communications, Inc.
4.128% due 01/17/2006		18,200	18,200
Nissan Motors Acceptance Corp.
4.430% due 01/23/2006		20,000	19,951
UBS Finance Delaware LLC
4.190% due 01/03/2006		227,100	227,100

			291,207

Repurchase Agreement 0.2%
Lehman Brothers, Inc.
3.250% due 01/03/2006		34,000	34,000
(Dated 12/30/2005. Collateralized by U.S. Treasury Bills 3.737% due 03/30/2006 valued at $34,701. Repurchase proceeds are $34,012.)

Belgium Treasury Bill 0.8%
2.213% due 02/16/2006	EC	100,000	118,070

France Treasury Bill 1.5%
5.000% due 01/12/2006		184,000	217,950

Netherlands Treasury Bills 1.7%
2.070% due 01/31/2006-02/28/2006 (e)		211,590	249,962

U.S. Treasury Bills 0.4%
3.857% due 03/02/2006-03/16/2006 (e)(f)(g)		$54,555	54,093

Total Short-Term Instruments (Cost $968,759)			965,282

Total Investments (d)		123.6%	$18,163,627
(Cost $18,065,062)
Written Options (i)		(0.0%)	(1,667)
(Premiums $1,862)
Other Assets and Liabilities (Net)		(23.6%)	(3,469,849)

Net Assets		100.0%	$14,692,111

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Security is in default.

(c) Principal amount of security is adjusted for inflation.

(d) As of December 31, 2005, portfolio securities with an aggregate market value of $144,981 were valued with reference to securities whose prices are more readily obtainable.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Securities with an aggregate market value of $23,545 have been pledged as collateral for swap and swaption contracts on December 31, 2005.

(g) Securities with an aggregate market value of $17,298 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar Futures	Long	06/2006	5,692	$(376)
90-Day Eurodollar Futures	Long	12/2006	1,263	(40)
90-Day Eurodollar Futures	Long	03/2007	1,263	(13)
90-Day Eurodollar Futures	Long	06/2007	1,263	34
90-Day Eurodollar Futures	Long	09/2007	1,263	102
Euro-Bund 10-Year Note Futures	Short	03/2006	925	(667)
U.S. Treasury 5-Year Note Futures	Long	03/2006	4,807	1,296
U.S. Treasury 10-Year Note Futures	Long	03/2006	1,814	1,394
U.S. Treasury 30-Year Bond Futures	Short	03/2006	2,243	(3,950)

				$(2,220)

(h) Swap agreements outstanding on December 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008	BP	13,000	$314
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		56,100	21
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	5.000%	06/15/2008		27,000	571
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008		20,000	487
HSBC Bank USA	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025	C$	7,000	(22)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		10,000	(143)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		3,300	57
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		9,000	103
UBS Warburg LLC	3-month Canadian Bank Bill	Pay	4.500%	06/15/2025		4,700	79
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	03/15/2010	EC	50,000	139
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		8,800	52
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	09/14/2010		60,000	317
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		52,200	339
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		127,200	33
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	5.000%	06/17/2015		12,400	1,290
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		22,700	167
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	0.100%	06/15/2007	JY	2,200,000	11
Barclays Bank PLC	3-month SK-STIBOR	Pay	4.500%	06/17/2008	SK	168,000	875
J.P. Morgan Chase & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		46,000	230
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2016		$197,800	(2,632)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2008		50,950	95
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2013		126,000	(902)
BNP Paribas Bank	1-month U.S. CPI-U	Pay	2.790%	10/07/2015		50,000	(91)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2011		75,500	357
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		282,400	(3,752)
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		114,600	(1,525)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		215,800	(2,872)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		2,800	(37)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016		25,000	(335)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2026		59,600	(1,478)

							$(8,252)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.760%	06/20/2007	$2,000	$(41)
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007	20,000	(914)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.350%	09/20/2006	6,100	(116)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.300%	09/20/2006	4,600	(119)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	10,700	(275)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	06/20/2006	3,000	(18)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2007	2,000	(58)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.300%	09/20/2007	8,300	(386)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,000	(224)
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.280%	06/20/2006	1,000	(53)
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.750%	06/20/2007	2,000	(296)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007	3,600	(143)
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.500%	09/20/2007	10,000	(365)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	4,000	(30)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	1,000	(7)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.750%	06/20/2006	1,000	(1)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.100%	06/20/2006	2,000	(9)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%	09/20/2006	6,700	(177)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	2,000	(11)
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	2,000	(295)
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	6.400%	06/20/2007	1,500	(178)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.150%	06/20/2006	1,000	(18)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%	09/20/2007	2,700	(117)
Merrill Lynch & Co., Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	06/20/2006	2,000	(106)
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	3,600	(162)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%	06/20/2006	3,000	(21)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	5,000	(30)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.150%	06/20/2006	1,000	(4)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.800%	09/20/2006	8,900	(134)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	2,800	(72)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	2,000	(15)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007	5,000	(236)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.550%	09/20/2007	17,000	(714)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.400%	09/20/2007	25,000	(1,110)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.450%	09/20/2007	9,700	(423)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	2,000	(15)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	1,500	(9)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.600%	09/20/2006	2,000	(47)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.050%	09/20/2006	5,000	(5)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	3,800	(171)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	20,000	(898)

						$(8,023)

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(i) Written options outstanding on December 31, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$110.000	01/27/2006	3,019	$556	$991
Call - CBOT U.S. Treasury 10-Year Note March Futures	111.000	02/24/2006	1,317	202	329
Put - CBOT U.S. Treasury 10-Year Note February Futures	107.000	01/27/2006	3,019	697	141
Put - CBOT U.S. Treasury 10-Year Note March Futures	107.000	02/24/2006	1,317	407	206

				$1,862	$1,667

(j) Short sales open on December 31, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value à
Fannie Mae	5.000%	01/12/2036	$63,000	$60,748	$61,051
U.S. Treasury Note	3.250%	08/15/2007	127,800	125,401	127,222
U.S. Treasury Note	3.375%	02/15/2008	147,500	144,290	146,606
U.S. Treasury Note	3.125%	09/15/2008	177,200	171,322	173,436
U.S. Treasury Note	3.625%	05/15/2013	21,600	20,455	20,747
U.S. Treasury Note	4.250%	08/15/2013	141,000	138,594	142,323
U.S. Treasury Note	4.750%	05/15/2014	310,200	312,973	317,846

				$973,783	$989,231

à	Market value includes $8,304 of interest payable on short sales.

(k) Forward foreign currency contracts outstanding on December 31, 2005:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	1,021	01/2006	$0	$(4)	$(4)
Sell	C$	14,049	01/2006	0	(275)	(275)
Buy	EC	80,647	01/2006	877	(1)	876
Sell		649,489	02/2006	983	(3,568)	(2,585)
Buy	JY	16,712,343	01/2006	7	(14)	(7)
Buy	N$	3,628	01/2006	0	(119)	(119)
Sell		13,605	01/2006	209	0	209
Buy	PZ	4,834	03/2006	0	(8)	(8)
Buy	RR	40,600	03/2006	0	(24)	(24)
Buy	SV	43,453	03/2006	0	(12)	(12)

				$2,076	$(4,025)	$(1,949)

Schedule of Investments

RealEstateRealReturn Strategy Fund

December 31, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 1.8%
Banking & Finance 1.2%
Atlantic & Western Re Ltd.
10.500% due 01/09/2007 (a)		$1,300	$1,300
10.750% due 01/09/2009 (a)		700	699
BAE Systems Holdings, Inc.
4.740% due 08/15/2008 (a)		300	300
Ford Motor Credit Co.
5.800% due 01/12/2009		400	349
General Electric Capital Corp.
4.529% due 12/12/2008 (a)		500	500
General Motors Acceptance Corp.
8.375% due 07/15/2033		4,900	3,259

			6,407

Industrials 0.6%
DaimlerChrysler N.A. Holding Corp.
4.960% due 09/10/2007 (a)		3,200	3,208

Total Corporate Bonds & Notes (Cost $10,154)			9,615

MUNICIPAL BONDS & NOTES 0.2%
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023		500	524
6.125% due 06/01/2032		400	418

Total Municipal Bonds & Notes (Cost $788)			942

U.S. GOVERNMENT AGENCIES 6.1%
Fannie Mae
5.000% due 08/01/2035		1,993	1,931
5.500% due 03/01/2034 - 01/12/2036 (c)		30,881	30,588

Total U.S. Government Agencies (Cost $32,607)			32,519

U.S. TREASURY OBLIGATIONS 107.5%
Treasury Inflation Protected Securities (b)
0.875% due 04/15/2010		10,514	9,999
3.500% due 01/15/2011		21,401	22,879
3.000% due 07/15/2012		72,784	76,981
1.875% due 07/15/2013		27,547	27,179
2.000% due 01/15/2014		27,112	26,967
2.000% due 07/15/2014		109,168	108,592
1.625% due 01/15/2015		64,050	61,726
1.875% due 07/15/2015		18,433	18,133
2.375% due 01/15/2025		78,619	82,655
3.625% due 04/15/2028		57,512	74,209
3.875% due 04/15/2029		38,167	51,513
3.375% due 04/15/2032		1,122	1,460
U.S. Treasury Bond
6.625% due 02/15/2027		1,100	1,396
U.S. Treasury Note
4.500% due 11/15/2015		12,000	12,102

Total U.S. Treasury Obligations (Cost $580,136)			575,791

MORTGAGE-BACKED SECURITIES 0.5%
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035 (a)		100	100
Countrywide Home Loan Mortgage Pass-Through Trust
4.719% due 06/25/2035 (a)		800	802
GSR Mortgage Loan Trust
4.541% due 09/25/2035 (a)		1,605	1,579

Total Mortgage-Backed Securities (Cost $2,495)			2,481

ASSET-BACKED SECURITIES 0.2%
Carrington Mortgage Loan Trust
4.459% due 06/25/2035 (a)		203	203
Quest Trust
4.559% due 03/25/2035 (a)		117	117
Redwood Capital Ltd.
7.904% due 01/01/2006 (a)		300	301
6.354% due 01/09/2006 (a)		300	300

Total Asset-Backed Securities (Cost $920)			921

SOVEREIGN ISSUES 1.1%
Brazilian Government International Bond
11.000% due 01/11/2012		1,100	1,345
5.250% due 04/15/2012 (a)		459	454
11.000% due 08/17/2040		1,300	1,677
Russia Government International Bond
8.250% due 03/31/2010		500	533
5.000% due 03/31/2030 (a)		1,800	2,037

Total Sovereign Issues (Cost $5,643)			6,046

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 0.9%
Canadian Government Bond
3.000% due 12/01/2036 (b)	C$	210	248
France Government Bond
3.000% due 07/25/2012 (b)	EC	1,791	2,378
Italy Government International Bond
2.150% due 09/15/2014 (b)		528	666
Netherlands Government Bond
6.000% due 01/15/2006		1,300	1,541

Total Foreign Currency-Denominated Issues (Cost $5,057)			4,833

SHORT-TERM INSTRUMENTS (j) 5.6%
Commercial Paper 4.4%
Bank of England
2.279% due 01/12/2006		$3,100	3,668
Cox Communications, Inc.
3.871% due 01/17/2006		800	800
National Australia Funding, Inc.
4.300% due 01/04/2006		4,600	4,600
Societe Generale N.A.
4.430% due 04/20/2006		5,400	5,326
UBS Finance Delaware LLC
4.300% due 01/03/2006		9,100	9,100

			23,494

Repurchase Agreement 0.3%
State Street Bank
3.900% due 01/03/2006 (Dated 12/30/2005. Collateralized by Fannie Mae 2.750% due 08/11/2006 valued at $1,878. Repurchase proceeds are $1,839.)		1,838	1,838

France Treasury Bill 0.2%
2.320% due 03/30/2006	EC	1,000	1,171

U.S. Treasury Bills 0.7%
3.860% due 03/02/2006-03/16/2006 (c)(e)(f)		$3,560	3,527

Total Short-Term Instruments (Cost $30,016)			30,030

Total Investments (d) (Cost $667,816)		123.9%	$663,178
Written Options (h) (Premiums $86)		(0.0%)	(76)
Other Assets and Liabilities (Net)		(23.9%)	(127,736)

Net Assets		100.0%	$535,366

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) As of December 31, 2005, portfolio securities with an aggregate market value of $2,098 were valued with reference to securities whose prices are more readily obtainable.

(e) Securities with an aggregate market value of $2,724 have been pledged as collateral for swap and swaption contracts on December 31, 2005.

(f) Securities with an aggregate market value of $803 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 5-Year Note Futures	Long	03/2006	809	$244
U.S. Treasury 10-Year Note Futures	Short	03/2006	88	(29)
U.S. Treasury 30-Year Bond Futures	Short	03/2006	105	(243)

				$(28)

(g) Swap agreements outstanding on December 31, 2005:

Interest	Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Bank of America	3-month Canadian Bank Bill	Receive	5.000%	06/15/2015	C$	18,000	$(626)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EC	1,400	12
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		5,600	34
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		4,500	(20)
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,500	12
Bank of America	3-month USD-LIBOR	Pay	5.000%	06/21/2011		$3,900	19
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2016		13,400	(178)
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2013		4,300	(31)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008		1,000	2
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2011		2,200	10
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		3,300	(44)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016		11,200	(149)
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	06/21/2008		10,700	21

							$(938)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.950%	06/20/2006	$1,000	$(10)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	06/20/2007	200	(4)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	100	(3)
HSBC Bank USA	Ford Motor Credit Co. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	1,000	(31)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	1,000	(11)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%	06/20/2007	1,000	(23)
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	06/20/2007	1,000	(23)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	1,000	(11)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.750%	06/20/2007	1,000	(19)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.400%	06/20/2007	1,000	(24)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	1,000	(24)
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%	06/20/2007	1,000	(23)

						$(206)

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	Notional Amount	Unrealized (Depreciation)
Bear Stearns & Co., Inc.	Wilshire REIT Total Return Index	1-month USD-LIBOR plus 0.350%	07/31/2006	$47	$(586)
Credit Suisse First Boston	Wilshire REIT Total Return Index	1-month USD-LIBOR plus 0.350%	07/31/2006	74	(917)

					$(1,503)

(h) Written options outstanding on December 31, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$110.000	01/27/2006	67	$12	$20
Call - CBOT U.S. Treasury 10-Year Note March Futures	111.000	02/24/2006	126	19	33
Put - CBOT U.S. Treasury 10-Year Note February Futures	107.000	01/27/2006	67	16	3
Put - CBOT U.S. Treasury 10-Year Note March Futures	107.000	02/24/2006	126	39	20

				$86	$76

(i) Short sales open on December 31, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Valueà
U.S. Treasury Note	4.250%	11/15/2013	8,200	$8,032	$8,181

à	Market value includes $57 of interest payable on short sales.

(j) Forward foreign currency contracts outstanding on December 31, 2005:

Type	Principal Amount Covered by Contract		Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	C$	583	01/2006	$2	$0	$2
Sell	EC	5,143	01/2006	0	(52)	(52)
Sell		2,031	02/2006	0	(19)	(19)
Buy	JY	532,883	01/2006	3	0	3
Buy	PZ	133	03/2006	0	0	0
Buy	RR	1,128	03/2006	0	(1)	(1)
Buy	SV	1,175	03/2006	0	0	0

				$5	$(72)	$(67)

Schedule of Investments

Short Duration Municipal Income Fund

December 31, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 100.0%
Alabama 3.0%
Daphne, Alabama Special Care Facilities Financing Authority Revenue Bonds, Series 1988
0.000% due 08/15/2028	$3,500	$3,129
Jefferson County, Alabama General Obligation Revenue Bonds, Series 2004-A
5.000% due 01/01/2009	1,100	1,140
5.250% due 01/01/2013	4,350	4,665

		8,934

Alaska 0.8%
Alaska State Housing Finance Corp. Revenue Bonds, (MBIA Insured), Series 2001
3.000% due 12/01/2030 (a)	495	495
North Slope Boro, Alaska General Obligation Bonds, (MBIA Insured), Series 2000-B
0.000% due 06/30/2008	1,345	1,235
North Slope Boro, Alaska General Obligation Bonds, (MBIA Insured), Series 2004-A
0.000% due 06/30/2006	725	712

		2,442

Arizona 3.4%
Greater Arizona Development Authority Infrastructure Revenue Bonds, (MBIA Insured), Series 2005-A
5.000% due 08/01/2011	2,195	2,357
5.000% due 08/01/2012	2,305	2,487
Maricopa County, Arizona Hospital Revenue Bonds, Series 2005
5.000% due 04/01/2010	2,000	2,076
Phoenix, Arizona Civic Improvement Corp. Wastewater System Revenue Bonds, (MBIA Insured), Series 2004
8.540% due 07/01/2015 (a)	1,000	1,248
Salt River Project, Arizona Agricultural Improvement & Power District Electrical System Revenue Bonds, Series 2005
4.750% due 01/01/2035	2,000	2,037

		10,205

California 6.7%
California State Public Works Board Revenue Bonds, (AMBAC Insured), Series 1996
5.500% due 10/01/2012	3,500	3,626
California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033	2,285	2,488
Culver City, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	620	652
5.000% due 11/01/2025	2,100	2,200
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series 2003-A1
5.000% due 06/01/2021	7,735	7,805
Pittsburg, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2003
5.000% due 08/01/2011	825	884
Santa Clara Valley, California Transportational Authority Sales Tax Revenue Bonds, (AMBAC Insured), Series 2004-B
5.000% due 04/01/2036 (a)	2,500	2,534

		20,189

Connecticut 0.2%
New Britain, Connecticut General Obligation Bonds, Series 2003
3.000% due 04/15/2006	140	140
4.000% due 04/15/2007	560	563

		703

Florida 1.1%
Collier County, Florida Multi-Family Housing Finance Authority Revenue Bonds, (Fannie Mae Insured), Series 2002
4.600% due 08/15/2011	665	696
Dade County, Florida Guaranteed Entitlement Revenue Bonds, (MBIA Insured), Series 1995
0.000% due 02/01/2018	2,000	991
Gulf Breeze, Florida Revenue Bonds, (MBIA Insured), Series 1997
5.359% due 12/01/2017 (a)	500	545
Hillsborough County, Florida Utility Revenue Bonds, Series 1978
6.200% due 12/01/2008	250	260
Orlando, Florida Waste Water System Revenue Bonds, Series 1997
7.276% due 10/01/2015 (a)	750	754

		3,246

Georgia 0.4%
Georgia State General Obligation Bonds, Series 1994
6.750% due 12/01/2010	1,000	1,150

Illinois 5.8%
Chicago, Illinois Board of Education Certificates of Participation Bonds, (MBIA Insured), Series 1992
6.250% due 01/01/2011	3,000	3,366
Chicago, Illinois Sales Tax Revenue Bonds, (FGIC Insured), Series 1998
5.250% due 01/01/2010	1,150	1,226
De Kalb County, Illinois Community Unit School District No 424, (AMBAC Insured), Series 2001
0.000% due 01/01/2018	2,000	1,179
Illinois Educational Facilities Authority Revenue Bonds, Series 1993
8.420% due 07/01/2012 (a)	100	113
Illinois Finance Authority Revenue Bonds, Series 2004
5.250% due 11/15/2012	1,000	1,069
Illinois Health Facilities Authority Revenue Bonds, Series 1978
6.250% due 07/01/2006	95	96
Illinois State General Obligation Bonds, (MBIA Insured), Series 2002
5.250% due 08/01/2011	2,000	2,167
Illinois State Sales Tax Revenue Bonds, Series 2004
5.000% due 06/15/2011	1,225	1,310
Kane County, Illinois Community Unit School District No. 304 Geneva General Obligation Bonds, (FGIC Insured), Series 2004-A
0.000% due 01/01/2014	1,000	718
Kendall, Kane & Will Counties, Illinois Community Unit School District No. 308 General Obligation Bonds, (FSA Insured), Series 2003-C
0.000% due 10/01/2012	2,000	1,527
Lake County, Illinois School District No 38 General Obligation Bonds, (AMBAC Insured), Series 2005
0.000% due 02/01/2022	5,000	2,381
McHenry & Kane Counties, Illinois Community Consolidated School District No. 158 General Obligation Bonds, (FGIC Insured), Series 2004
0.000% due 01/01/2009	1,390	1,249
Sangamon County, Illinois School District No. 186 Springfield General Obligation Bonds, (FGIC Insured), Series 2004
0.000% due 10/01/2008	1,225	1,100
0.000% due 10/01/2010	15	12

		17,513

Kansas 0.1%
Wichita, Kansas Water & Sewer Utility Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2010	355	379

Massachusetts 7.9%
Massachusetts Bay, Massachusetts Transportation Authority Sales Tax Revenue Bonds, Series 2004
4.674% due 07/01/2020 (a)	7,005	7,081
Massachusetts Municipal Wholesale Electric Company Power Supply System Revenue Bonds, (AMBAC Insured), Series 1993
5.450% due 07/01/2018	1,400	1,416
Massachusetts Municipal Wholesale Electric Company Power Supply System Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 07/01/2010	1,000	1,060
Massachusetts State General Obligation Bonds, (FSA Government of Commonwealth Insured), Series 2002-C
5.500% due 11/01/2010	2,000	2,177
Massachusetts State General Obligation Bonds, (MBIA-IBC Insured), Series 1996
6.000% due 11/01/2011	1,500	1,688
Massachusetts State General Obligation Bonds, Series 1998
5.250% due 04/01/2011	1,000	1,051
Massachusetts State General Obligation Ltd. Bonds, (Citibank N.A. Insured), Series 2005
2.000% due 02/01/2028 (a)	2,900	2,900
Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, (FGIC Insured), Series 2004
5.634% due 01/01/2016 (a)	3,200	3,462
Worcester, Massachusetts General Obligation Bonds, (FGIC Insured), Series 2001
5.500% due 10/01/2012	2,635	2,888

		23,723

Michigan 8.8%
Clintondale, Michigan Community Schools General Obligation Bonds, (FGIC Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	960	1,030
Michigan Municipal Bond Authority Revenue Bonds, Series 2003
5.000% due 05/01/2011	7,000	7,498
5.250% due 06/01/2010	5,000	5,361
Michigan State Building Authority Revenue Bonds, Series 2002
5.000% due 10/01/2010	1,565	1,669
Michigan State Environmental Protection General Obligation Bonds, Series 1992
6.250% due 11/01/2012	2,750	3,082
Michigan State Strategic Funding Revenue Bonds, Series 1991
7.100% due 02/01/2006	2,500	2,503
Rochester, Michigan Community School District General Obligation Bonds, (FSA Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	5,030	5,398

		26,541

Nebraska 0.7%
University of Nebraska University Revenue Bonds, Series 2004
5.000% due 11/01/2006	2,050	2,077

Nevada 0.5%
Clark County, Nevada General Obligation Bonds, (AMBAC Insured), Series 2004
8.530% due 12/01/2015 (a)	1,303	1,636

New Jersey 1.5%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.375% due 04/01/2018	500	592
New Jersey State General Obligation Bonds, Series 2003
5.000% due 07/15/2010	1,000	1,063
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.125% due 06/01/2024	1,500	1,631
New Jersey Wastewater Treatment Trust Revenue Bonds, (MBIA Insured), Series 1997
7.000% due 05/15/2009	1,020	1,135

		4,421

New Mexico 1.2%
New Mexico State Highway Commission Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 06/15/2010	3,265	3,473

New York 19.4%
New York City, New York General Obligation Bonds, (MBIA Insured), Series 2004-992
9.290% due 11/01/2015 (a)	1,000	1,257
New York City, New York General Obligation Bonds, Series 2001
5.250% due 08/01/2012	1,350	1,447
New York City, New York General Obligation Unlimited Bonds, (FGIC Insured), Series 1998
5.250% due 08/01/2010	2,505	2,643
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 1992
3.070% due 06/15/2022 (a)	1,000	1,000
New York City, New York Transitional Finance Authority Revenue Bonds, (Landesbank Hessen Insured), Series 2002
3.100% due 11/01/2022 (a)	5,400	5,400
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2003-E
5.250% due 02/01/2012	2,405	2,624
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2005-A1
5.000% due 11/01/2010	7,500	7,998
5.000% due 11/01/2011	1,400	1,502
New York State Dormitory Authority Revenue Bonds, (FGIC Insured), Series 2005-A
5.000% due 05/15/2010	1,000	1,065
New York State Dormitory Authority Revenue Bonds, Series 1993
5.750% due 07/01/2009	8,085	8,536
New York State Dormitory Authority Revenue Bonds, Series 2002-B
6.000% due 11/15/2029 (a)	800	891
New York State Energy Research & Development Authority Revenue Bonds, Series 2005
2.950% due 05/01/2039 (a)	300	300
New York State Environmental Facilities Corp. Revenue Bonds, Series 2003
5.000% due 03/15/2010	2,000	2,113
New York State Local Government Assistance Corp. Revenue Bonds, (FSA Insured), Series 2003
5.000% due 04/01/2012	500	539
New York State Thruway Service Contract Revenue Bonds, Series 2002
5.250% due 04/01/2010	3,000	3,196
New York State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003-A1
5.250% due 06/01/2012	4,000	4,033
New York State Transitional Finance Authority Revenue Bonds, Series 2004-D1
5.000% due 11/01/2010	3,000	3,199
New York State Urban Development Corp. Revenue Bonds, (FSA Insured), Series 1994
6.500% due 01/01/2011	4,000	4,547
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	2,000	2,156
TSASC, Inc. Tobacco Settlement Revenue Bonds, Series 2002
5.000% due 07/15/2014	2,000	2,056
5.400% due 07/15/2012	1,700	1,750

		58,252

North Carolina 0.4%
North Carolina Eastern Municipal Power Agency Power Systems Revenue Bonds, Series 1993
7.000% due 01/01/2008	1,000	1,060

Ohio 3.4%
Ohio State Air Quality Development Authority Revenue Bonds, Series 1995
5.000% due 11/01/2015	1,000	1,053
Ohio State Higher Education General Obligation Bonds, Series 2003
5.000% due 05/01/2011	2,315	2,481
Ohio State Mental Health Capability Facilities Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 08/01/2011	4,190	4,477
Ohio State Water Development Authority Revenue Bonds, Series 2003
5.000% due 06/01/2011	2,000	2,147

		10,158

Oklahoma 2.2%
Oklahoma City, Oklahoma General Obligation Bonds, Series 1999
5.000% due 07/01/2011	100	105
Oklahoma Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	5,900	6,374
Tulsa, Oklahoma Apartments Improvement Trust General Revenue Bonds, (FGIC Insured), Series 1978
6.400% due 06/01/2006	90	91

		6,570

Oregon 0.4%
Oregon State Facilities Authority Revenue Bonds, Series 2005-A
5.000% due 10/01/2011	795	834
5.000% due 10/01/2012	435	456

		1,290

Pennsylvania 0.6%
Deer Lakes, Pennsylvania School District General Obligation Bonds, (MBIA State Aid Withholding Insured), Series 1995
6.000% due 01/15/2006	140	140
Pennsylvania State General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2010	500	533
Pennsylvania State General Obligation Bonds, Series 2002
5.250% due 02/01/2010	1,000	1,069

		1,742

Puerto Rico 1.0%
Puerto Rico Children’s Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
5.750% due 07/01/2010	250	274
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2026 (a)	2,600	2,761

		3,035

South Carolina 1.2%
South Carolina Transportation Infrastructure Bank Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 10/01/2010	3,300	3,534

Tennessee 2.5%
Memphis, Tennessee Electrical System Revenue Bonds, (MBIA Insured), Series 2003
6.760% due 12/01/2010 (a)	6,300	7,192
Nashville & Davidson Counties, Tennessee Health & Educational Facilities Revenue Bonds, Series 1977
6.100% due 07/01/2010	330	349

		7,541

Texas 11.8%
Austin, Texas General Obligation Bonds, Series 2003
5.000% due 09/01/2011	2,000	2,139
Dallas, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2004
5.000% due 02/15/2012	2,450	2,634
Fort Worth, Texas Water & Sewage Revenue Bonds, (FSA Insured), Series 2003
5.000% due 02/15/2012	2,500	2,695
Houston, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
0.000% due 02/15/2015	16,000	10,897
Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.125% due 12/15/2009	1,000	1,098
6.800% due 12/15/2011	3,000	3,496
Laredo, Texas General Obligation Bonds, (FGIC Insured), Series 1996
5.250% due 02/15/2009	400	401
Lower Colorado River Authority, Texas Revenue Bonds, (FSA Insured), Series 1999
6.000% due 05/15/2010	400	436
Sabine River, Texas Pollution Control Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022 (a)	1,000	1,050
San Antonio, Texas Electricity & Gas Revenue Bonds, (BNP Paribas Insured), Series 2005
3.550% due 12/01/2027 (a)	1,500	1,501
Southeast Texas Hospital Financing Agency Revenue Bonds, Series 1979
7.500% due 12/01/2009	590	643
Texas Municipal Power Agency Revenue Bonds, (AMBAC Insured), Series 1989
0.000% due 09/01/2008	1,200	1,094
Texas State General Obligation Bonds, Series 2002
5.250% due 08/01/2010	1,050	1,127
Texas State Water Financial Assistance General Obligation Bonds, Series 2002
5.000% due 08/01/2009	685	721
University of Texas, University Revenue Bonds, Series 2005
7.260% due 08/15/2013 (a)	4,678	5,579

		35,511

Utah 0.4%
Weber County, Utah Hospital Revenue Bonds, Series 2000
3.130% due 02/15/2032 (a)	1,300	1,300

Virginia 1.8%
Loudoun County, Virginia Industrial Development Authority Revenue Bonds, Series 2003
3.070% due 02/15/2038 (a)	2,600	2,600
Virginia Public School Authority General Obligation Unlimited Bonds, (State Aid Withholding Insured), Series 2001
4.000% due 08/01/2006	2,025	2,034
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.250% due 06/01/2019	750	764

		5,398

Washington 8.9%
Energy Northwest, Washington Electric Revenue Bonds, (AMBAC Insured), Series 2004-A
5.250% due 07/01/2009	2,250	2,383
Energy Northwest, Washington Electric Revenue Bonds, (MBIA Insured), Series 2003-A
5.500% due 07/01/2012	1,500	1,654
Everett, Washington Water & Sewer Revenue Bonds, (MBIA Insured), Series 2003
4.500% due 07/01/2011	1,495	1,563
Pierce County, Washington School District No. 3 Puyallup General Obligation Bonds, (FSA Insured), Series 2004
5.000% due 06/01/2011	5,990	6,420
Washington State Motor Vehicle Fuel General Obligation Bonds, Series 2001-D
5.000% due 01/01/2012	2,000	2,120
Washington State Motor Vehicle Tax General Obligation Bonds, (AMBAC Insured), Series 2004-F
0.000% due 12/01/2008	1,775	1,581
0.000% due 12/01/2019	2,960	1,586
Washington State Public Power Supply System & Nuclear Project No. 1 Revenue Bonds, (AMBAC Insured), Series 1996
6.000% due 07/01/2007	1,000	1,033
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
5.250% due 06/01/2010	8,245	8,529

		26,869

West Virginia 0.0%
Kanawha County, West Virginia Residential Mortgage Revenue Bonds, (FGIC Insured), Series 1979
7.375% due 09/01/2010	110	121

Wisconsin 3.9%
Badger Tobacco Asset Securitization Corp., Wisconsin Revenue Bonds, Series 2002
5.000% due 06/01/2008	2,240	2,292
Wisconsin Housing & Economic Development Authority Revenue Bonds, Series 2002
4.250% due 11/01/2010	2,515	2,608
4.500% due 05/01/2010	1,365	1,410
Wisconsin Housing & Economic Development Revenue Bonds, (MBIA Government of Authority Insured), Series 2002
4.500% due 05/01/2010	1,045	1,080
Wisconsin State General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 05/01/2012	3,000	3,228
Wisconsin State Petroleum Revenue Bonds, (FSA Insured), Series 2004
5.000% due 07/01/2012	1,000	1,061

		11,679

Total Municipal Bonds & Notes (Cost $302,831)		300,692

SHORT-TERM INSTRUMENTS 1.2%
Repurchase Agreement 0.9%
State Street Bank
3.900% due 01/03/2006	2,678	2,678
(Dated 12/30/2005. Collateralized by Fannie Mae 2.750% due 08/11/2006 valued at $2,732. Repurchase proceeds are $2,679.)

U.S. Treasury Bills 0.3%
3.880% due 03/02/2006-03/16/2006 (b)(c)	870	863

Total Short-Term Instruments (Cost $3,542)		3,541

Total Investments (Cost $306,373)	101.2%	$304,233
Written Options (f) (Premiums $142)	(0.0%)	(104)
Other Assets and Liabilities (Net)	(1.2%)	(3,635)

Net Assets	100.0%	$300,494

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) Securities with an aggregate market value of $495 have been pledged as collateral for swap and swaption contracts on December 31, 2005.

(d) Securities with an aggregate market value of $368 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note Futures	Short	03/2006	55	$(40)

(e) Swap agreements outstanding on December 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	$109,200	$(1,453)

(f) Written options outstanding on December 31, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$110.000	02/24/2006	66	$29	$37
Call - CBOT U.S. Treasury 10-Year Note March Futures	111.000	02/24/2006	156	54	39
Put - CBOT U.S. Treasury 10-Year Note March Futures	107.000	02/24/2006	156	52	24
Put - CBOT U.S. Treasury Note March Futures	106.000	02/24/2006	45	7	4

				$142	$104

Schedule of Investments

Short-Term Fund

December 31, 2005 (Unaudited)

		Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATION 0.1%
OAO Rosneft Oil Co.
1.000% due 12/30/2008 (a)		$2,700	$2,689

Total Bank Loan Obligations (Cost $2,686)			2,689

CORPORATE BONDS & NOTES 16.1%
Banking & Finance 5.9%
Associates Corp. of North America
6.260% due 02/15/2006		830	832
BAE Systems Holdings, Inc.
4.740% due 08/15/2008 (a)		250	250
Bombardier Capital, Inc.
7.090% due 03/30/2007 (j)		3,900	3,924
CIT Group, Inc.
4.620% due 11/23/2007 (a)		75	75
Citigroup, Inc.
4.310% due 05/02/2008 (a)		5,300	5,305
4.559% due 12/26/2008 (a)		9,700	9,705
Ford Motor Credit Co.
6.875% due 02/01/2006		19,585	19,543
4.680% due 03/13/2007 (a)		708	663
5.450% due 03/21/2007 (a)		1,000	953
5.349% due 09/28/2007 (a)		2,000	1,851
General Motors Acceptance Corp.
5.243% due 05/18/2006 (a)		25	25
6.125% due 09/15/2006		3,332	3,237
5.050% due 01/16/2007 (a)		7,422	7,054
5.220% due 03/20/2007 (a)		4,450	4,205
Goldman Sachs Group, Inc.
4.331% due 08/01/2006 (a)		42,010	42,039
4.524% due 07/23/2009 (a)		1,000	1,006
4.300% due 06/28/2010 (a)		5,260	5,284
GP Canada Finance Co.
7.200% due 12/15/2006		200	203
HSBC Finance Corp.
4.350% due 05/10/2007 (a)		8,380	8,386
4.621% due 09/15/2008 (a)		10,280	10,295
Lehman Brothers Holdings, Inc.
4.710% due 12/23/2010 (a)		9,700	9,708
MBNA America Bank N.A.
6.500% due 06/20/2006		8,000	8,062
MBNA Corp.
4.721% due 05/05/2008 (a)		6,320	6,370
MBNA Europe Funding PLC
4.550% due 09/07/2007 (a)		22,900	22,920
Morgan Stanley Warehouse Facilities
4.719% due 08/16/2006 (a)		29,200	29,200
Riggs Capital Trust
8.625% due 12/31/2026		10,100	10,840
SLM Corp.
4.320% due 01/25/2007 (a)		870	871
Toyota Motor Credit Corp.
4.310% due 09/18/2006 (a)		2,500	2,501
USAA Capital Corp.
7.050% due 11/08/2006		445	453
Vita Capital Ltd.
5.404% due 01/01/2007 (a)		3,000	3,005
VTB Capital S.A. for Vneshtorgbank
5.250% due 09/21/2007 (a)		11,400	11,423

			230,188

Industrials 6.3%
Airgas, Inc.
9.125% due 10/01/2011		900	963
AmeriGas Partners LP
10.000% due 04/15/2006		8,210	8,333
Caesars Entertainment, Inc.
8.500% due 11/15/2006		3,500	3,592
Comcast Cable Communications, Inc.
6.375% due 01/30/2006		8,895	8,906
DaimlerChrysler N.A. Holding Corp.
7.250% due 01/18/2006		1,700	1,701
6.400% due 05/15/2006		5,135	5,161
4.990% due 05/24/2006 (a)		5,000	5,007
5.300% due 08/08/2006 (a)		400	402
4.700% due 03/07/2007 (a)		9,000	8,994
4.960% due 09/10/2007 (a)		22,000	22,056
Delhaize America, Inc.
7.375% due 04/15/2006		2,000	2,020
Electronic Data Systems Corp.
6.334% due 08/17/2006		3,500	3,529
Enterprise Products Operating LP
4.000% due 10/15/2007		2,260	2,214
Fort James Corp.
6.875% due 09/15/2007		13,090	13,498
Georgia-Pacific Corp.
7.500% due 05/15/2006		7,930	8,019
7.375% due 07/15/2008		2,600	2,717
HCA, Inc.
7.125% due 06/01/2006		7,920	8,025
7.250% due 05/20/2008		650	675
5.250% due 11/06/2008		5,350	5,306
Historic TW, Inc.
8.180% due 08/15/2007		5,381	5,631
HJ Heinz Co.
6.189% due 12/01/2020		13,500	13,877
Host Marriott LP
9.250% due 10/01/2007		100	106
JC Penney Co., Inc.
6.500% due 12/15/2007		5,953	6,087
La Quinta Corp.
7.000% due 08/15/2007		2,000	2,073
MCI, Inc.
6.908% due 05/01/2007		462	467
7.688% due 05/01/2009		9,962	10,311
8.735% due 05/01/2014		396	439
MGM Mirage, Inc.
9.750% due 06/01/2007		3,300	3,494
Mirage Resorts, Inc.
7.250% due 10/15/2006		2,200	2,241
6.750% due 08/01/2007		3,530	3,596
News America Holdings
7.430% due 10/01/2026		18,500	20,972
Safeway, Inc.
6.150% due 03/01/2006		16,351	16,358
TCI Communications, Inc.
6.875% due 02/15/2006		4,925	4,934
Time Warner, Inc.
8.110% due 08/15/2006		4,464	4,542
Tyco International Group S.A.
6.375% due 02/15/2006		11,544	11,563
United Airlines, Inc.
4.090% due 03/02/2049 (a)		7,573	7,575
Williams Cos., Inc.
6.375% due 10/01/2010		7,000	7,026
Yum! Brands, Inc.
8.500% due 04/15/2006		9,810	9,907

			242,317

Utilities 3.9%
Appalachian Power Co.
6.800% due 03/01/2006		981	984
AT&T Wireless Services, Inc.
7.350% due 03/01/2006		12,575	12,628
AT&T, Inc.
4.542% due 11/14/2008 (a)		2,000	2,004
BellSouth Corp.
4.258% due 04/26/2021 (a)		4,550	4,545
CMS Energy Corp.
9.875% due 10/15/2007		3,100	3,333
8.900% due 07/15/2008		1,300	1,396
Dominion Resources, Inc.
4.640% due 05/15/2006 (a)		3,000	3,003
4.819% due 09/28/2007 (a)		14,000	14,013
Entergy Gulf States, Inc.
3.600% due 06/01/2008		5,635	5,422
5.207% due 12/08/2008 (a)		9,600	9,606
Florida Power Corp.
4.880% due 11/14/2008 (a)		17,400	17,410
NiSource, Inc.
3.628% due 11/01/2006		2,700	2,671
Ohio Edison Co.
4.000% due 05/01/2008		22,678	22,141
Pepco Holdings, Inc.
3.750% due 02/15/2006		4,500	4,495
Progress Energy, Inc.
6.750% due 03/01/2006		1,758	1,764
PSEG Energy Holdings LLC
7.750% due 04/16/2007		4,600	4,784
PSEG Power LLC
6.875% due 04/15/2006		9,859	9,911
Public Service Enterprise Group, Inc.
4.875% due 09/21/2008 (a)		4,800	4,805
Southern California Edison Co.
4.430% due 01/13/2006 (a)		2,500	2,500
Sprint Capital Corp.
7.125% due 01/30/2006		4,594	4,601
Transcontinental Gas Pipe Line Corp.
5.430% due 04/15/2008 (a)		1,500	1,518
TXU Energy Co. LLC
4.920% due 01/17/2006 (a)		7,500	7,500
Virginia Electric & Power Co.
5.750% due 03/31/2006		8,570	8,590
5.375% due 02/01/2007		385	387
Williams Cos., Inc.
5.935% due 02/16/2007		2,000	1,990

			152,001

Total Corporate Bonds & Notes (Cost $625,563)			624,506

MUNICIPAL BONDS & NOTES 3.5%
Chicago, Illinois Board of Education General Obligation Bonds, (CIFG Insured), Series 2005
3.750% due 03/01/2012 (a)		36,945	36,945
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2001
3.300% due 07/01/2036 (a)		89,430	89,430
New Jersey State Educational Facilities Authority Revenue Bonds, Series 2001-B
3.300% due 07/01/2021 (a)		9,605	9,605

Total Municipal Bonds & Notes (Cost $135,965)			135,980

U.S. GOVERNMENT AGENCIES 17.9%
Fannie Mae
1.000% due 09/01/2035 (a)		1,539	1,529
2.500% due 06/28/2006 (a)		500	495
2.810% due 09/28/2006		4,000	3,944
3.500% due 04/25/2017		3,101	3,071
3.636% due 07/01/2034 (a)		123	121
3.793% due 06/01/2034 (a)		73	72
3.799% due 09/22/2006 (a)		38,400	38,399
4.148% due 11/01/2025 (a)		31	31
4.220% due 02/01/2018 (a)		38	38
4.222% due 05/01/2021 - 04/01/2029 (a)(e)		430	431
4.267% due 05/22/2006 (a)		37,000	36,997
4.325% due 09/07/2006 (a)		105,200	105,211
4.341% due 05/01/2036 (a)		23,310	23,463
4.363% due 03/01/2044 (a)		26,998	27,173
4.375% due 09/21/2006 (a)		15,000	15,000
4.419% due 07/25/2035 (a)		2,902	2,904
4.487% due 05/01/2036 (a)		423	426
4.529% due 08/25/2034 (a)		4,917	4,914
4.579% due 11/26/2032 (a)		2,566	2,566
4.729% due 09/25/2042 (a)		770	773
4.775% due 07/01/2029 (a)		469	475
4.829% due 10/25/2030 (a)		13	13
4.833% due 08/01/2029 (a)		3,727	3,824
4.979% due 10/25/2017 (a)		589	596
5.470% due 08/01/2026 (a)		20	20
5.486% due 01/01/2032 (a)		1,899	1,894
5.500% due 02/01/2014 - 12/01/2035 (e)		25,575	25,387
5.540% due 12/01/2040 (a)		1,467	1,494
6.000% due 02/25/2008		11	11
6.250% due 10/01/2023 (a)		39	40
6.500% due 10/25/2023 (b)		86	9
6.500% due 05/01/2021 - 10/25/2042 (e)		1,964	1,975
7.000% due 03/01/2013		82	85
9.010% due 06/25/2032 (a)		1,381	1,456
Federal Home Loan Bank
2.000% due 02/13/2006		4,050	4,038
2.375% due 12/26/2006		4,600	4,495
2.620% due 04/23/2007		2,390	2,326
3.500% due 07/30/2008 (a)		100	98
3.500% due 05/13/2008 - 12/12/2008 (e)		3,135	3,037
4.000% due 01/16/2009 (a)		50,000	48,939
4.020% due 06/30/2009		2,000	1,956
4.330% due 03/16/2010		2,500	2,453
4.360% due 06/12/2006 - 06/13/2006 (a)(e)		169,100	169,112
4.400% due 02/08/2010		22,340	21,929
Federal Housing Administration
7.350% due 04/01/2019		483	485
7.430% due 09/01/2022		91	92
7.435% due 02/01/2019		314	316
Freddie Mac
3.000% due 11/15/2017		171	171
4.363% due 10/25/2044 - 02/25/2045 (a)(e)		22,258	22,399
4.563% due 07/25/2044 (a)		31,712	32,204
4.750% due 08/01/2017 (a)		179	181
4.769% due 06/15/2031 (a)		731	738
4.900% due 11/03/2008		23,200	23,135
6.500% due 08/15/2008 - 07/25/2043 (e)		4,649	4,705
Government National Mortgage Association
4.000% due 02/20/2032 (a)		2,174	2,179
4.125% due 10/20/2017 - 10/20/2027 (a)(e)		1,758	1,776
4.250% due 03/20/2029 - 03/20/2030 (a)(e)		2,202	2,202
4.375% due 05/20/2021 - 05/20/2030 (a)(e)		10,926	10,991
4.500% due 08/20/2029 - 09/20/2029 (a)(e)		6,622	6,627
4.625% due 02/20/2019 (a)		38	39
4.750% due 07/20/2022 - 09/20/2027 (a)(e)		1,074	1,082
4.870% due 02/16/2030 (a)		107	108
6.000% due 01/15/2032 - 03/20/2032 (e)		17,639	17,844
7.500% due 02/20/2030		293	306
8.000% due 12/15/2030 - 03/15/2032 (e)		327	350
8.500% due 06/20/2027		283	305
Small Business Administration
7.540% due 08/10/2009		265	281

Total U.S. Government Agencies (Cost $691,498)			691,736

U.S. TREASURY OBLIGATIONS 1.7%
Treasury Inflation Protected Securities (d)
3.375% due 01/15/2007 (g)		126	127
3.500% due 01/15/2011		458	489
U.S. Treasury Notes
2.250% due 04/30/2006		10,000	9,938
3.375% due 12/15/2008		16,500	16,051
4.000% due 03/15/2010		6,300	6,211
3.875% due 09/15/2010		32,340	31,677

Total U.S. Treasury Obligations (Cost $64,700)			64,493

MORTGAGE-BACKED SECURITIES 6.8%
American Home Mortgage Investment Trust
4.290% due 10/25/2034 (a)		3,855	3,769
Banc of America Large Loan
4.569% due 11/15/2015 (a)		1,360	1,361
Bank of America Mortgage Securities, Inc.
6.578% due 07/25/2032 (a)		433	437
5.522% due 10/20/2032 (a)		2,602	2,608
6.500% due 02/25/2033		1,816	1,821
Bear Stearns Adjustable Rate Mortgage Trust
4.659% due 02/25/2034 (a)		2,649	2,652
4.799% due 11/25/2035 (a)		40,799	40,419
Commercial Mortgage Pass-Through Certificates
4.549% due 03/15/2020 (a)		4,690	4,692
Countrywide Alternative Loan Trust
4.650% due 02/25/2036 (a)		7,700	7,704
Countrywide Home Loan Mortgage Pass-Through Trust
4.100% due 04/25/2034 (a)		331	331
4.719% due 06/25/2035 (a)		20,365	20,408
Countrywide Home Loans, Inc.
5.989% due 07/19/2031 (a)		18	18
CS First Boston Mortgage Securities Corp.
3.724% due 03/25/2032 (a)		205	206
4.769% due 05/25/2032 (a)		226	226
4.010% due 08/25/2033 (a)		7,401	7,453
First Republic Mortgage Loan Trust
4.699% due 06/25/2030 (a)		1,534	1,535
4.719% due 11/15/2031 (a)		1,104	1,108
4.669% due 08/15/2032 (a)		18,249	18,260
Greenwich Capital Acceptance, Inc.
5.678% due 06/25/2024 (a)		41	43
GSR Mortgage Loan Trust
4.541% due 09/25/2035 (a)		12,459	12,262
GSRPM Mortgage Loan Trust
4.779% due 11/25/2031 (a)		7,069	7,083
Harborview Mortgage Loan Trust
4.590% due 05/19/2035 (a)		5,299	5,276
Indymac Adjustable Rate Mortgage Trust
4.997% due 01/25/2032 (a)		14	14
6.593% due 01/25/2032 (a)		25	25
MASTR Asset Securitization Trust
5.500% due 09/25/2033		1,913	1,887
MASTR Seasoned Securities Trust
6.200% due 09/25/2017 (a)		989	1,000
Mellon Residential Funding Corp.
4.860% due 10/20/2029 (a)		7,632	7,652
4.809% due 12/15/2030 (a)		5,445	5,451
Merrill Lynch Mortgage Investors, Inc.
4.749% due 03/15/2025 (a)		1,383	1,389
Nomura Asset Securities Corp.
7.120% due 04/13/2039		25,697	25,829
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		450	457
SACO I, Inc.
4.569% due 07/25/2019 (a)		201	201
4.489% due 10/25/2033 (a)		363	363
Salomon Brothers Mortgage Securities VII
3.222% due 03/18/2036		3,550	3,504
Sequoia Mortgage Funding Co.
0.800% due 10/21/2007 (b)		203,995	1,434
Sequoia Mortgage Trust
4.750% due 10/20/2027 (a)		6,780	6,795
4.710% due 06/20/2032 (a)		310	311
4.720% due 07/20/2033 (a)		10,537	10,570
Structured Adjustable Rate Mortgage Loan Trust
4.499% due 01/25/2035 (a)		422	423
Structured Asset Mortgage Investments, Inc.
4.700% due 09/19/2032 (a)		365	365
4.720% due 03/19/2033 (a)		4,270	4,274
Structured Asset Securities Corp.
6.097% due 02/25/2032 (a)		606	605
6.150% due 07/25/2032 (a)		1,777	1,816
4.669% due 01/25/2033 (a)		1,478	1,483
3.950% due 03/25/2035 (a)		1,855	1,857
Washington Mutual Mortgage Securities Corp.
4.649% due 12/25/2027 (a)		11,963	11,962
4.699% due 12/25/2027 (a)		6,121	6,129
5.131% due 10/25/2032 (a)		2,106	2,101
5.375% due 02/25/2033 (a)		967	962
4.726% due 06/25/2042 (a)		6,779	6,801
4.563% due 08/25/2042 (a)		6,227	6,197
Wells Fargo Mortgage-Backed Securities Trust
3.989% due 01/25/2035 (a)		11,716	11,486

Total Mortgage-Backed Securities (Cost $263,979)			263,015

ASSET-BACKED SECURITIES 7.1%
AAA Trust
4.291% due 11/26/2035 (a)		24,968	24,999
Aames Mortgage Investment Trust
4.459% due 08/25/2035 (a)		1,778	1,780
ACE Securities Corp.
4.509% due 03/25/2035 (a)		5,742	5,746
Aegis Asset-Backed Securities Trust
4.579% due 09/25/2034 (a)		949	950
4.499% due 03/25/2035 (a)		549	549
Ameriquest Mortgage Securities, Inc.
4.789% due 03/25/2033 (a)		84	84
4.859% due 02/25/2034 (a)		495	496
Amortizing Residential Collateral Trust
4.729% due 10/25/2031 (a)		1,210	1,213
4.669% due 07/25/2032 (a)		13	13
4.729% due 08/25/2032 (a)		138	139
Argent Securities, Inc.
4.829% due 09/25/2033 (a)		400	401
4.479% due 11/25/2035 (a)		11,200	11,208
4.519% due 12/25/2035 (a)		12,267	12,271
Asset-Backed Securities Corp. Home Equity Loan Trust
4.291% due 07/25/2035 (a)		848	848
Bear Stearns Asset-Backed Securities, Inc.
4.709% due 10/25/2032 (a)		1,419	1,422
4.829% due 07/25/2033 (a)		2,874	2,880
4.629% due 04/25/2035 (a)		2,182	2,185
4.579% due 06/15/2043 (a)		70	70
Brazos Student Finance Corp.
4.950% due 06/01/2023 (a)		4,074	4,108
Carrington Mortgage Loan Trust
4.469% due 05/25/2035 (a)		1,671	1,672
4.459% due 06/25/2035 (a)		3,654	3,656
4.499% due 09/25/2035 (a)		23,666	23,669
Centex Home Equity Co. LLC
4.639% due 04/25/2032 (a)		435	436
4.469% due 06/25/2035 (a)		5,234	5,238
Chase Funding Loan Acquisition Trust
4.709% due 01/25/2033 (a)		393	393
Chase Manhattan Auto Owner Trust
4.730% due 03/15/2008		9,000	9,005
CIT Group Home Equity Loan Trust
4.649% due 06/25/2033 (a)		124	124
Citigroup Mortgage Loan Trust, Inc.
4.469% due 05/25/2035 (a)		923	923
4.469% due 07/25/2035 (a)		1,266	1,267
4.489% due 09/25/2035 (a)		1,084	1,085
Countrywide Asset-Backed Certificates
4.619% due 12/25/2031 (a)		109	109
4.749% due 05/25/2032 (a)		171	171
4.459% due 06/25/2035 (a)		16,134	16,145
4.499% due 06/25/2035 (a)		793	793
4.529% due 06/25/2035 (a)		5,195	5,198
4.469% due 08/25/2035 (a)		2,165	2,166
4.459% due 10/25/2035 (a)		1,573	1,574
Delta Funding Home Equity Loan Trust
4.779% due 09/15/2029 (a)		79	79
Equity One ABS, Inc.
4.679% due 04/25/2034 (a)		4,049	4,059
FBR Securitization Trust
4.499% due 09/25/2035 (a)		8,906	8,912
4.559% due 09/25/2035 (a)		6,800	6,805
4.489% due 10/25/2035 (a)		7,748	7,753
Finance America Mortgage Loan Trust
4.549% due 06/25/2034 (a)		1,510	1,511
First Franklin Mortgage Loan Trust Asset-Backed Certificates
4.489% due 03/25/2025 (a)		5,041	5,045
4.739% due 02/25/2034 (a)		2,090	2,093
First NLC Trust
4.489% due 09/25/2035 (a)		4,269	4,272
4.489% due 12/25/2035 (a)		1,864	1,865
4.490% due 02/25/2036 (a)		1,500	1,500
Fremont Home Loan Trust
4.489% due 01/25/2035 (a)		8	8
4.479% due 06/25/2035 (a)		532	532
4.460% due 01/25/2036 (a)		3,300	3,305
GMAC Mortgage Corp. Loan Trust
4.660% due 06/18/2027 (a)		161	161
GSAMP Trust
4.699% due 07/25/2032 (a)		14	14
4.669% due 03/25/2034 (a)		189	189
HFC Home Equity Loan Asset-Backed Certificates
4.720% due 10/20/2032 (a)		1,073	1,075
Home Equity Mortgage Trust
4.499% due 07/25/2035 (a)		5,159	5,162
Household Mortgage Loan Trust
4.670% due 05/20/2032 (a)		452	452
Irwin Home Equity Loan Trust
4.899% due 06/25/2028 (a)		420	420
4.649% due 07/25/2032 (a)		913	915
IXIS Real Estate Capital Trust
4.729% due 10/25/2033 (a)		16	16
Long Beach Mortgage Loan Trust
4.729% due 03/25/2032 (a)		117	119
4.579% due 11/25/2034 (a)		4,713	4,718
4.489% due 06/25/2035 (a)		550	551
4.499% due 09/25/2035 (a)		5,132	5,136
Merrill Lynch Mortgage Investors, Inc.
4.469% due 12/25/2025 (a)		444	445
Morgan Stanley Asset-Backed Securities Capital I, Inc.
4.719% due 08/25/2033 (a)		2,358	2,361
4.529% due 11/25/2034 (a)		1,224	1,225
Morgan Stanley Dean Witter Capital I, Inc.
4.709% due 07/25/2032 (a)		15	15
Morgan Stanley Home Equity Loans
4.499% due 12/25/2034 (a)		149	149
New Century Home Equity Loan Trust
4.469% due 07/25/2035 (a)		8,776	8,780
Ocwen Mortgage Loan Asset-Backed Certificates
4.999% due 10/25/2029 (a)		796	796
Option One Mortgage Loan Trust
4.649% due 06/25/2032 (a)		99	99
4.649% due 08/25/2032 (a)		840	841
Park Place Securities, Inc.
4.549% due 02/25/2035 (a)		132	132
Quest Trust
4.390% due 06/25/2034 (a)		3,657	3,667
Renaissance Home Equity Loan Trust
4.819% due 08/25/2033 (a)		1,970	1,977
4.879% due 12/25/2033 (a)		312	314
4.529% due 10/25/2035 (a)		6,384	6,388
Residential Asset Mortgage Products, Inc.
4.519% due 09/25/2025 (a)		94	95
4.519% due 04/25/2026 (a)		667	667
4.659% due 06/25/2032 (a)		28	29
4.719% due 11/25/2033 (a)		3,457	3,459
4.709% due 12/25/2033 (a)		2,611	2,617
Residential Asset Securities Corp.
4.479% due 05/25/2027 (a)		1,052	1,053
4.679% due 01/25/2034 (a)		807	808
4.469% due 01/25/2036 (a)		4,200	4,199
Salomon Brothers Mortgage Securities VII, Inc.
4.679% due 03/25/2032 (a)		359	360
SLM Student Loan Trust
4.240% due 01/25/2013 (a)		1,777	1,779
4.230% due 04/25/2014 (a)		1,552	1,553
Soundview Home Equity Loan Trust
4.549% due 04/25/2035 (a)		1,041	1,041
Specialty Underwriting & Residential Finance
4.719% due 01/25/2034 (a)		317	317
Structured Asset Investment Loan Trust
4.469% due 07/25/2035 (a)		882	883
Structured Asset Securities Corp.
4.900% due 04/25/2035 (a)		6,886	6,745
SVO Timeshare Mortgage Corp.
5.470% due 10/20/2013		242	242
Wachovia Auto Owner Trust
4.820% due 02/20/2009		8,400	8,408

Total Asset-Backed Securities (Cost $272,908)			273,097

SOVEREIGN ISSUES 1.7%
Brazilian Government International Bond
5.188% due 04/15/2006 (a)		8,675	8,681
10.000% due 01/16/2007		2,520	2,648
11.250% due 07/26/2007		2,600	2,826
11.500% due 03/12/2008		3,100	3,475
5.188% due 04/15/2009 (a)		5,433	5,433
5.250% due 04/15/2009 (a)		17,659	17,590
10.271% due 06/29/2009 (a)		7,500	8,672
5.250% due 04/15/2012 (a)		11,450	11,336
8.000% due 01/15/2018		464	502
Russia Government International Bond
10.000% due 06/26/2007		4,190	4,490

Total Sovereign Issues (Cost $63,716)			65,653

		Notional Amount (000s)
PURCHASED CALL OPTIONS 0.0%
2-Year Interest Rate Swap (OTC)
Strike @ 4.500%** Exp. 04/04/2006		101,800	57
Strike @ 4.750%** Exp. 05/02/2006		146,800	182
Strike @ 4.500%** Exp. 10/04/2006		78,300	198
Strike @ 4.250%** Exp. 10/11/2006		49,600	70
Strike @ 4.250%** Exp. 10/12/2006		75,200	108
Strike @ 4.500%** Exp. 10/18/2006		230,000	638
Strike @ 4.310%** Exp. 10/19/2006		20,500	87
Strike @ 4.250%** Exp. 10/25/2006		114,300	176

Total Purchased Call Options (Cost $2,956)			1,516

		Shares
PREFERRED SECURITY 0.2%
Riggs Capital Trust
8.875% due 03/15/2027		6,146,000	6,660

Total Preferred Security (Cost $6,700)			6,660

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS (l) 39.9%
Certificates of Deposit 4.4%
HSBC Bank USA
4.255% due 02/09/2006		$70,000	69,999
Unicredito Italiano SpA
4.042% due 01/06/2006		100,000	100,000

			169,999

Commercial Paper 30.7%
ANZ National (Int’l) Ltd.
4.300% due 03/17/2006		47,500	47,055
ASB Bank Ltd.
3.830% due 01/17/2006		50,000	49,926
Bank of America Corp.
4.070% due 01/18/2006		100,000	99,830
Barclays U.S. Funding Corp.
4.055% due 02/06/2006		110,600	110,176
Caisse d’Amortissement de la Dette Sociale
3.980% due 03/09/2006		11,800	11,701
Carolina Power & Light Co.
4.560% due 04/21/2006		2,400	2,367
CBA (de) Finance
4.400% due 03/22/2006		50,000	49,500
Cox Communications, Inc.
3.688% due 01/17/2006		11,547	11,547
Dexia Delaware LLC
4.340% due 03/06/2006		50,000	49,600
Fannie Mae
3.835% due 02/10/2006		94,400	94,018
3.850% due 02/22/2006		90,000	89,519
Florida Power Corp.
4.560% due 04/24/2006		2,300	2,267
IXIS Commercial Paper Corp.
4.270% due 03/03/2006		70,400	69,907
Nissan Motors Acceptance Corp.
4.430% due 01/23/2006		11,900	11,871
Nordea North America, Inc.
4.330% due 02/24/2006		99,300	98,679
Skandinaviska Enskilda Banken AB
4.160% due 02/01/2006		92,500	92,190
4.210% due 02/09/2006		27,400	27,281
Spintab AB
4.200% due 02/09/2006		100,000	99,568
Statens Bostadsfin Bank
4.380% due 04/19/2006		39,500	38,965
UBS Finance Delaware LLC
4.190% due 01/03/2006		9,400	9,400
4.300% due 01/03/2006		107,000	107,000
Virginia Electric and Power Co.
4.490% due 01/10/2006		1,800	1,798
Westpac Capital Corp.
4.300% due 02/21/2006		4,300	4,275
4.315% due 03/01/2006		8,300	8,243

			1,186,683

Repurchase Agreements 1.0%
State Street Bank
3.900% due 01/03/2006		10,712	10,712
(Dated 12/30/2005. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $10,929. Repurchase proceeds are $10,717.)
UBS Warburg LLC
3.350% due 01/03/2006		30,000	30,000
(Dated 12/30/2005. Collateralized by U.S. Treasury Strips 0.000% due 05/15/2021 valued at $30,445. Repurchase proceeds are $30,011.)

			40,712

France Treasury Bills 1.4%
2.039% due 01/26/2006-03/23/2006 (e)	EC	45,530	53,823

Netherlands Treasury Bill 1.7%
2.482% due 01/31/2006		55,460	65,555

U.S. Treasury Bills 0.7%
3.863% due 03/02/2006-03/16/2006 (e)(f)(g)		$26,575	26,372

Total Short-Term Instruments (Cost $1,545,095)			1,543,144

Total Investments (c) (Cost $3,675,766)		95.0%	$3,672,489
Written Options (i) (Premiums $8,632)		(0.2%)	(8,578)
Other Assets and Liabilities (Net)		5.2%	201,244

Net Assets		100.0%	$3,865,155

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Interest only security.

(c) As of December 31, 2005, portfolio securities with an aggregate market value of $52,966 were valued with reference to securities whose prices are more readily obtainable.

(d) Principal amount of security is adjusted for inflation.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Securities with an aggregate market value of $2,234 have been pledged as collateral for swap and swaption contracts on December 31, 2005.

(g) Securities with an aggregate market value of $23,770 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation )
90-Day Eurodollar Futures	Long	03/2006	968	$(700)
90-Day Eurodollar Futures	Long	06/2006	122	(241)
90-Day Eurodollar Futures	Long	09/2006	2,154	(1,976)
90-Day Eurodollar Futures	Long	12/2006	17	(38)
U.S. Treasury 5-Year Note Futures	Long	03/2006	620	161

				$(2,794)

(h) Swap agreements outstanding on December 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2008	$61,500	$115
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2016	5,800	77
Lehman Brothers, Inc.	3-month USD-LIBOR plus 1.150%	Receive	7.430%	10/01/2006	18,500	(298)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2011	2,100	(10)

						$(116)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	$4,400	$(111)
Bear Stearns & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.620%	03/20/2007	4,800	23
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.820%	06/20/2007	5,500	(108)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.950%	06/20/2006	2,000	(21)
Credit Suisse First Boston	Gaz Capital S.A. 8.625% due 04/28/2034	Sell	0.720%	04/20/2006	13,400	39
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	1,000	(8)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.700%	09/20/2006	5,000	(115)
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.280%	06/20/2006	2,000	(123)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	1,000	(34)
HSBC Bank USA	Ford Motor Credit Co. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	750	(28)
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	06/20/2007	4,000	(87)
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.750%	06/20/2007	1,500	(236)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	2,000	(21)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.800%	06/20/2006	3,000	(34)
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	2,000	12
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.300%	06/20/2010	2,000	(82)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2006	2,500	(21)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.650%	09/20/2006	4,000	(104)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.200%	06/20/2007	600	(17)
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2006	2,000	(17)
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	06/20/2007	500	(11)
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	2,000	(17)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	2,000	(21)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	1,000	(6)
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.580%	06/20/2006	4,500	7
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.800%	09/20/2006	1,000	(25)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	1,700	(44)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.750%	06/20/2007	1,000	(19)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	1,000	(7)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.600%	09/20/2006	1,700	(40)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%	09/20/2006	2,000	(44)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	1,000	(24)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	06/20/2007	2,000	(42)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	1,000	(6)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,000	(224)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,000	(224)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.300%	06/20/2010	2,000	(82)
Wachovia Bank N.A.	Ford Motor Credit Co. 7.250% due 10/25/2011	Sell	1.200%	06/20/2006	1,000	(18)
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%	06/20/2007	1,000	(23)

						$(1,963)

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(i) Written options outstanding on December 31, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$111.000	02/24/2006	2,088	$352	$522
Call - CBOT U.S. Treasury 10-Year Note June Futures	113.000	05/26/2006	528	114	132
Put - CBOT U.S. Treasury 10-Year Note March Futures	106.000	02/24/2006	2,088	678	163
Put - CBOT U.S. Treasury 10-Year Note June Futures	104.000	05/26/2006	528	196	82
Put - CME 90-Day Eurodollar September Futures	95.250	09/18/2006	5,619	4,336	3,617

				$5,676	$4,516

Name of Issuer	Counterparty	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	4.310%	10/19/2006	$8,700	$60	$13
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	4.540%	04/04/2006	18,100	132	30
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	4.540%	10/04/2006	18,200	216	125
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.540%	04/06/2006	38,300	290	77
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.300%	10/11/2006	21,400	160	85
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.320%	10/25/2006	49,100	346	219
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.300%	10/12/2006	32,500	236	130
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.560%	10/18/2006	99,000	988	741
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	4.540%	04/04/2006	26,000	194	51
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.540%	10/04/2006	15,100	180	104
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	4.780%	05/02/2006	25,100	154	157

		Exercise Price
Call - OTC News America Holdings 7.430% due 10/01/2026	Lehman Brothers, Inc.	$100.000	10/01/2006	18,500	0	2,330

					$2,956	$4,062

*	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(j) Restricted security as of December 31, 2005:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	07/12/2005	$3,958	$3,924	0.01%

(k) Short sales open on December 31, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Valueà
U.S. Treasury Note	5.500%	05/15/2009	$6,625	$6,840	$6,921
U.S. Treasury Note	4.250%	08/15/2015	75,800	74,513	76,262

				$81,353	$83,183

à	Market value includes $1,484 of interest payable on short sales.

(l) Forward foreign currency contracts outstanding on December 31, 2005:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EC	1,522	01/2006	$0	$0	$0
Sell		170,445	02/2006	0	(1,552)	(1,552)
Buy	JY	5,467,942	01/2006	3	0	3

				$3	$(1,552)	$(1,549)

Schedule of Investments

StocksPLUS® Fund

December 31, 2005 (Unaudited)

		Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 18.2%
Banking & Finance 9.2%
American Express Credit Corp.
4.360% due 06/12/2007 (a)		$2,700	$2,701
American General Finance Corp.
4.544% due 03/23/2007 (a)		900	900
Atlantic & Western Re Ltd.
10.519% due 01/09/2007 (a)		300	300
BAE Systems Holdings, Inc.
4.740% due 08/15/2008 (a)		2,900	2,904
CIT Group, Inc.
5.000% due 11/24/2008		1,700	1,700
Citigroup Global Markets Holdings, Inc.
4.490% due 03/07/2008 (a)		7,100	7,104
Citigroup, Inc.
4.559% due 12/26/2008 (a)		1,600	1,601
Eli Lilly Services, Inc.
4.530% due 09/12/2008 (a)		9,800	9,811
Export-Import Bank of Korea
4.580% due 11/16/2010 (a)		9,500	9,500
Ford Motor Credit Co.
6.875% due 02/01/2006		3,700	3,692
6.500% due 01/25/2007		5,700	5,516
4.680% due 03/13/2007 (a)		2,700	2,527
5.450% due 03/21/2007 (a)		9,400	8,956
7.200% due 06/15/2007		900	857
5.349% due 09/28/2007 (a)		2,600	2,406
4.950% due 01/15/2008		600	538
General Motors Acceptance Corp.
6.125% due 02/01/2007		1,900	1,814
5.654% due 09/23/2008 (a)		7,400	6,696
Goldman Sachs Group, Inc.
4.627% due 03/30/2007 (a)		2,200	2,203
4.591% due 12/22/2008 (a)		3,600	3,602
HSBC Finance Corp.
6.538% due 11/13/2007		10,100	10,401
4.621% due 09/15/2008 (a)		1,400	1,402
John Deere Capital Corp.
4.599% due 06/28/2006 (a)		900	901
Korea Development Bank
4.652% due 11/22/2012 (a)		2,200	2,203
Lehman Brothers Holdings, Inc.
4.710% due 12/23/2010 (a)		2,500	2,502
NiSource Finance Corp.
4.950% due 11/23/2009 (a)		600	602
Phoenix Quake Wind Ltd.
6.980% due 07/03/2008 (a)		1,100	1,120
Prudential Financial, Inc.
4.630% due 06/13/2008 (a)		4,400	4,408
Royal Bank of Scotland PLC
4.500% due 12/21/2007 (a)		3,400	3,401
Santander U.S. Debt S.A.
4.510% due 09/21/2007 (a)		5,800	5,805
Toyota Motor Credit Corp.
4.310% due 09/18/2006 (a)		2,800	2,801
Vita Capital Ltd.
5.880% due 01/01/2007 (a)		300	301

			111,175

Industrials 3.7%
Cox Communications, Inc.
5.039% due 12/14/2007 (a)		1,300	1,311
DaimlerChrysler N.A. Holding Corp.
4.990% due 05/24/2006 (a)		6,940	6,950
4.960% due 09/10/2007 (a)		1,800	1,805
Delhaize America, Inc.
7.375% due 04/15/2006		7,000	7,072
Electronic Data Systems Corp.
6.334% due 08/17/2006		1,800	1,815
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (b)		1,100	643
General Electric Co.
4.500% due 12/09/2008 (a)		2,200	2,200
Georgia-Pacific Corp.
7.500% due 05/15/2006		7,700	7,787
HCA, Inc.
7.250% due 05/20/2008		590	613
Host Marriott LP
9.500% due 01/15/2007		150	156
Kraft Foods, Inc.
4.625% due 11/01/2006		2,700	2,692
La Quinta Corp.
7.000% due 08/15/2007		175	181
MCI, Inc.
7.688% due 05/01/2009		700	724
Pemex Project Funding Master Trust
5.010% due 12/03/2012 (a)		3,600	3,598
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007		4,000	4,100
Tyco International Group S.A.
6.375% due 02/15/2006		2,600	2,604

			44,251

Utilities 5.3%
AT&T Wireless Services, Inc.
7.350% due 03/01/2006		600	603
AT&T, Inc.
4.542% due 11/14/2008 (a)		1,800	1,804
BellSouth Corp.
4.258% due 04/26/2021 (a)		2,100	2,098
CMS Energy Corp.
9.875% due 10/15/2007		3,200	3,440
Dominion Resources, Inc.
4.819% due 09/28/2007 (a)		3,000	3,003
Entergy Gulf States, Inc.
5.207% due 12/08/2008 (a)		3,000	3,002
Florida Power Corp.
4.880% due 11/14/2008 (a)		1,900	1,901
Hydro - Quebec
4.133% due 09/29/2049 (a)		1,200	1,124
NiSource, Inc.
3.628% due 11/01/2006		1,200	1,187
Northwest Pipeline Corp.
6.625% due 12/01/2007		1,372	1,408
Progress Energy, Inc.
6.750% due 03/01/2006		1,000	1,003
Public Service Enterprise Group, Inc.
4.875% due 09/21/2008 (a)		1,800	1,802
Qwest Corp.
7.741% due 06/15/2013 (a)		3,400	3,685
Sierra Pacific Power Co.
8.000% due 06/01/2008		8,593	9,023
Southern Natural Gas Co.
6.700% due 10/01/2007		2,200	2,234
Sprint Capital Corp.
7.125% due 01/30/2006		7,600	7,612
Transcontinental Gas Pipe Line Corp.
5.430% due 04/15/2008 (a)		5,400	5,463
TXU Energy Co. LLC
4.920% due 01/17/2006 (a)		9,050	9,050
Williams Cos., Inc.
5.935% due 02/16/2007		4,300	4,278

			63,720

Total Corporate Bonds & Notes (Cost $220,436)			219,146

MUNICIPAL BONDS & NOTES 0.2%
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series 2003-A1
5.000% due 06/01/2021		2,240	2,260

Total Municipal Bonds & Notes (Cost $2,230)			2,260

U.S. GOVERNMENT AGENCIES 16.3%
Fannie Mae
1.499% due 11/01/2035 (a)		2,291	2,291
4.120% due 07/01/2018 (a)		288	287
4.204% due 04/26/2035 (a)		659	660
4.222% due 04/01/2018 (a)		64	64
4.376% due 09/22/2006 (a)		6,300	6,300
4.378% due 11/01/2027 (a)		72	72
4.426% due 07/01/2028 (a)		66	66
4.429% due 09/25/2035 (a)		5,096	5,099
4.432% due 11/01/2028 (a)		97	97
4.461% due 11/01/2028 (a)		88	88
4.470% due 04/01/2028 (a)		58	58
4.499% due 03/25/2034 (a)		4,642	4,649
4.615% due 09/01/2035 (a)		10,952	10,881
4.725% due 12/01/2033 (a)		4,498	4,448
4.779% due 05/25/2031 - 11/25/2032 (a)(e)		7,929	7,970
4.806% due 04/01/2035 (a)		9,237	9,186
4.890% due 02/01/2027 (a)		9	9
4.997% due 12/01/2023 (a)		5	5
5.000% due 01/10/2019 - 04/25/2033 (e)		42,240	41,698
5.275% due 12/01/2036 (a)		2,680	2,689
5.393% due 09/01/2034 (a)		2,780	2,790
5.500% due 09/01/2033 - 05/01/2035 (e)		53,503	53,014
5.560% due 05/01/2022 (a)		9	10
5.660% due 08/01/2029 (a)		52	52
6.000% due 01/01/2017 - 10/01/2033 (e)		1,757	1,796
6.500% due 09/25/2008 - 03/25/2023 (c)(e)		33	1
7.000% due 02/01/2015 - 03/01/2015 (e)		2,128	2,213
7.500% due 09/01/2015 - 05/01/2016 (e)		1,587	1,670
8.000% due 03/01/2030 - 07/01/2031 (e)		367	392
Federal Home Loan Bank
0.000% due 02/05/2007 (a)		1,100	1,017
1.010% due 02/27/2012 (a)		2,400	2,090
Freddie Mac
4.366% due 07/01/2019 (a)		781	790
4.526% due 02/25/2045 (a)		5,126	5,161
4.719% due 12/15/2030 (a)		1,936	1,943
4.769% due 06/15/2018 (a)		754	754
5.000% due 07/15/2024		5,700	5,692
5.170% due 12/01/2022 (a)		98	100
5.256% due 06/01/2022 (a)		57	58
5.500% due 11/15/2015 - 08/15/2030 (e)		411	411
5.700% due 02/15/2031		633	634
6.000% due 03/01/2016 - 10/01/2033 (e)		7,720	7,814
6.500% due 10/25/2043		3,706	3,787
8.500% due 04/01/2025 - 06/01/2025 (e)		29	31
Government National Mortgage Association
4.000% due 07/16/2027		1,343	1,328
4.125% due 12/20/2022 - 12/20/2027 (a)(e)		694	700
4.375% due 02/20/2026 - 02/20/2028 (a)(e)		1,707	1,717
4.750% due 07/20/2018 - 07/20/2027 (a)(e)		3,523	3,545
4.770% due 09/20/2030 (a)		7	7
8.000% due 04/20/2030		327	349

Total U.S. Government Agencies (Cost $198,160)			196,483

U.S. TREASURY OBLIGATIONS 1.3%
Treasury Inflation Protected Security (d)
3.625% due 01/15/2008		15,165	15,577

Total U.S. Treasury Obligations (Cost $16,123)			15,577

MORTGAGE-BACKED SECURITIES 6.5%
Banc of America Funding Corp.
4.116% due 05/25/2035 (a)		2,636	2,609
Bank Mart
3.689% due 03/01/2019 (a)(k)		1,122	1,080
Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031		1,536	1,570
Bear Stearns Adjustable Rate Mortgage Trust
5.932% due 06/25/2032 (a)		415	414
5.348% due 02/25/2033 (a)		456	456
5.070% due 04/25/2033 (a)		964	957
4.182% due 01/25/2034 (a)		1,577	1,567
4.689% due 01/25/2034 (a)		3,489	3,457
4.799% due 11/25/2035 (a)		11,136	11,032
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035 (a)		2,800	2,780
Countrywide Alternative Loan Trust
6.000% due 10/25/2033		2,576	2,572
CS First Boston Mortgage Securities Corp.
3.350% due 03/25/2032 (a)		2,174	2,181
5.816% due 06/25/2032 (a)		190	191
6.190% due 06/25/2032 (a)		139	139
First Horizon Asset Securities, Inc.
7.000% due 09/25/2030		42	41
Fund America Investors Corp.
5.066% due 06/25/2023 (a)		24	24
Greenpoint Mortgage Funding Trust
4.649% due 11/25/2045 (a)		2,509	2,507
GSR Mortgage Loan Trust
4.729% due 01/25/2034 (a)		719	719
Impac CMB Trust
4.779% due 07/25/2033 (a)		2,897	2,899
4.759% due 10/25/2033 (a)		314	314
4.629% due 04/25/2034 (a)		2,195	2,194
MASTR Adjustable Rate Mortgage Trust
3.787% due 12/21/2034 (a)		1,151	1,147
MASTR Asset Securitization Trust
5.500% due 09/25/2033		2,467	2,433
Mellon Residential Funding Corp.
4.609% due 06/15/2030 (a)		6,759	6,751
Merrill Lynch Mortgage Investors, Inc.
5.669% due 01/25/2029 (a)		3,867	3,948
4.910% due 12/25/2032 (a)		909	887
Prime Mortgage Trust
4.779% due 02/25/2019 (a)		298	298
4.779% due 02/25/2034 (a)		1,176	1,178
Resecuritization Mortgage Trust
4.629% due 04/26/2021 (a)		9	9
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		1,022	1,037
Salomon Brothers Mortgage Securities VII, Inc.
5.658% due 12/25/2030 (a)		1,314	1,315
Structured Asset Mortgage Investments, Inc.
8.674% due 06/25/2029 (a)		1,457	1,469
4.669% due 02/25/2035 (a)		1,300	1,301
Washington Mutual Mortgage Securities Corp.
4.324% due 02/27/2034 (a)		2,828	2,817
4.726% due 06/25/2042 (a)		4,477	4,491
Washington Mutual, Inc.
4.540% due 11/25/2034 (a)		4,984	4,989
4.669% due 10/25/2045 (a)		1,370	1,371
4.640% due 12/26/2045 (a)		2,600	2,603

Total Mortgage-Backed Securities (Cost $78,259)			77,747

ASSET-BACKED SECURITIES 6.8%
AAA Trust
4.479% due 11/26/2035 (a)		3,240	3,244
AFC Home Equity Loan Trust
4.529% due 06/25/2028 (a)		819	820
Ameriquest Mortgage Securities, Inc.
4.489% due 10/25/2035 (a)		1,494	1,495
Argent Securities, Inc.
4.499% due 10/25/2035 (a)		2,624	2,626
4.519% due 12/25/2035 (a)		7,921	7,923
Asset-Backed Securities Corp. Home Equity Loan Trust
4.539% due 05/25/2035 (a)		4,131	4,135
Bear Stearns Asset-Backed Securities, Inc.
4.479% due 03/25/2035 (a)		629	629
Carrington Mortgage Loan Trust
4.459% due 06/25/2035 (a)		812	812
Chase Funding Mortgage Loan Asset-Backed Certificates
4.749% due 10/25/2032 (a)		473	476
Citigroup Mortgage Loan Trust, Inc.
4.479% due 07/25/2035 (a)		905	906
CS First Boston Mortgage Securities Corp.
4.689% due 01/25/2032 (a)		576	581
4.709% due 05/25/2043 (a)		179	179
First NLC Trust
4.489% due 12/25/2035 (a)		1,957	1,958
Fremont Home Loan Trust
4.460% due 01/25/2036 (a)		3,000	3,005
GSR Mortgage Loan Trust
4.480% due 12/25/2030 (a)		2,900	2,902
HFC Home Equity Loan Asset-Backed Certificates
4.720% due 10/20/2032 (a)		2,053	2,055
Household Mortgage Loan Trust
4.720% due 02/20/2033 (a)		878	878
Long Beach Mortgage Loan Trust
4.579% due 11/25/2034 (a)		5,490	5,496
New Century Home Equity Loan Trust
4.489% due 09/25/2035 (a)		1,224	1,225
Novastar Home Equity Loan
4.654% due 04/25/2028 (a)		266	266
Residential Asset Mortgage Products, Inc.
4.479% due 12/25/2025 (a)		4,506	4,509
4.629% due 02/25/2034 (a)		5,743	5,753
Residential Asset Securities Corp.
4.679% due 01/25/2034 (a)		1,018	1,020
4.489% due 09/25/2035 (a)		3,316	3,318
SACO I, Inc.
4.489% due 07/25/2035 (a)		2,917	2,919
Securitized Asset-Backed Receivables LLC Trust
4.469% due 03/25/2035 (a)		1,425	1,426
SG Mortgage Securities Trust
4.479% due 09/25/2035 (a)		5,635	5,638
SLM Student Loan Trust
4.541% due 03/15/2013 (a)		1,115	1,116
4.220% due 07/25/2013 (a)		3,602	3,605
Soundview Home Equity Loan Trust
4.489% due 05/25/2035 (a)		874	874
4.479% due 12/25/2035 (a)		1,466	1,466
Structured Asset Securities Corp.
4.509% due 12/25/2035 (a)		5,624	5,627
Wachovia Auto Owner Trust
4.820% due 02/20/2009		3,300	3,303

Total Asset-Backed Securities (Cost $82,108)			82,185

SOVEREIGN ISSUES 1.0%
Brazilian Government International Bond
5.188% due 04/15/2006 (a)		932	933
5.250% due 04/15/2009 (a)		2,471	2,461
5.250% due 04/15/2012 (a)		382	378
8.000% due 01/15/2018		3,400	3,677
United Mexican States
4.830% due 01/13/2009 (a)		4,700	4,772

Total Sovereign Issues (Cost $11,860)			12,221

FOREIGN CURRENCY-DENOMINATED ISSUES (l) 0.7%
New Zealand Government Bond
4.500% due 02/15/2016 (d)	N$	9,750	8,984

Total Foreign Currency-Denominated Issues (Cost $6,670)			8,984

		Notional Amount
PURCHASED CALL OPTIONS(l) 0.1%
1-Year Interest Rate Swap (OTC)
Strike @ 4.7000%* Exp. 02/01/2006		$32,000	3
Strike @ 4.8000%* Exp. 02/01/2006		16,100	4
2-Year Interest Rate Swap (OTC)
Strike @ 4.500%* Exp. 04/04/2006		13,000	7
Strike @ 4.500%* Exp. 04/06/2006		17,600	10
Strike @ 4.750%* Exp. 05/02/2006		43,000	97
Strike @ 4.650%*** Exp. 06/12/2006	BP	5,700	45
Strike @ 4.500%* Exp. 10/04/2006		$32,700	82
Strike @ 4.250%* Exp. 10/11/2006		21,000	30
Strike @ 4.250%* Exp. 10/12/2006		20,000	29
Strike @ 4.500%* Exp. 10/18/2006		39,000	108
Strike @ 4.250%* Exp. 10/19/2006		6,000	9
Strike @ 4.250%* Exp. 10/24/2006		11,000	17
Strike @ 4.250%* Exp. 10/25/2006		27,000	42
Strike @ 4.800%* Exp. 12/22/2006		37,000	220

Total Purchased Call Options (Cost $1,061)			703

		# of Contracts
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar March Futures (CME)
Strike @ $93.750 Exp. 03/13/2006		647	4
90-Day Eurodollar September Futures (CME)
Strike @ $92.750 Exp. 09/18/2006		25	0
90-Day Eurodollar March Futures (CME)
Strike @ $94.375 Exp. 03/16/2006		2,087	13
S&P 500 Index March Futures (CME)
Strike @ $725.000 Exp. 03/17/2006		750	10
Strike @ $700.000 Exp. 03/17/2006		350	1

Total Purchased Put Options (Cost $52)			28

		Shares
PREFERRED SECURITY 0.8%
DG Funding Trust
6.777% due 12/31/2049 (a)		913	9,729

Total Preferred Security (Cost $9,564)			9,729

PREFERRED STOCK 0.1%
Fannie Mae
7.000% due 12/31/2049 (a)		21,400	1,172

Total Preferred Stock (Cost $1,090)			1,172

SHORT-TERM INSTRUMENTS (l) 59.8%
Commercial Paper 33.1%
Bank of Ireland
4.330% due 02/23/2006		$17,600	17,492
Barclays U.S. Funding Corp.
4.055% due 02/06/2006		4,200	4,184
BNP Paribas Finance
4.118% due 02/21/2006		30,500	30,329
Cox Communications, Inc.
3.688% due 01/17/2006		1,200	1,200
Danske Corp.
4.270% due 01/03/2006		600	600
4.280% due 01/09/2006		33,400	33,376
4.035% due 02/07/2006		4,600	4,582
Dexia Delaware LLC
4.160% due 02/01/2006		31,400	31,295
DnB NORBank ASA
4.165% due 02/03/2006		31,400	31,287
Federal Home Loan Bank
3.350% due 01/03/2006		34,400	34,400
Florida Power Corp.
4.630% due 04/28/2006		2,500	2,463
HBOS Treasury Services PLC
4.175% due 02/06/2006		31,400	31,276
National Australia Funding, Inc.
4.290% due 01/18/2006		34,900	34,838
Nissan Motors Acceptance Corp.
4.430% due 01/23/2006		1,300	1,297
Rabobank USA Financial Corp.
4.290% due 01/03/2006		6,900	6,900
Skandinaviska Enskilda Banken AB
3.985% due 01/05/2006		300	300
4.070% due 01/19/2006		1,000	998
4.170% due 02/03/2006		15,600	15,544
Societe Generale N.A.
4.310% due 01/03/2006		34,600	34,600
4.035% due 02/06/2006		3,100	3,088
Svenska Handelsbanken, Inc.
4.160% due 02/02/2006		4,600	4,584
UBS Finance Delaware LLC
4.290% due 01/03/2006		26,700	26,700
3.960% due 01/27/2006		11,300	11,270
Westpac Banking Corp.
4.055% due 01/17/2006		30,500	30,452
4.190% due 02/07/2006		4,400	4,382
4.310% due 02/28/2006		1,000	993

			398,430

Repurchase Agreements 16.1%
Credit Suisse First Boston
3.400% due 01/03/2006		63,600	63,600
(Dated 12/30/2005. Collateralized by U.S. Treasury Notes 4.000% due 04/15/2010 valued at $65,078. Repurchase proceeds are $63,624.)
Lehman Brothers Inc.
3.250% due 01/03/2006		29,000	29,000
(Dated 12/30/2005. Collateralized by U.S. Treasury Bills 3.613% due 01/26/2006 valued at $29,577. Repurchase proceeds are $29,010.)
State Street Bank
3.900% due 01/03/2006		1,554	1,554
(Dated 12/30/2005. Collateralized by Fannie Mae 2.350% due 07/28/2006 valued at $1,585. Repurchase proceeds are $1,555.)
UBS Warburg LLC
3.350% due 01/03/2006		100,000	100,000
(Dated 12/30/2005. Collateralized by U.S. Treasury Strips 0.000% due 11/15/2017-8/15/2026 valued at $101,909. Repurchase proceeds are $100,037.)

			194,154

France Treasury Bill 5.7%
2.419% due 05/24/2006		EC 57,880	67,866

Netherlands Treasury Bill 0.3%
2.164% due 01/31/2006		3,380	3,995

U.S. Treasury Bills 4.6%
3.848% due 03/02/2006-03/16/2006 (e)(g)(h)		$55,885	55,411

Total Short-Term Instruments (Cost $719,964)			719,856

Total Investments (f) (Cost $1,347,577)		111.8%	$1,346,091
Written Options (j) (Premiums $2,438)		(0.2%)	(2,178)
Other Assets and Liabilities (Net)		(11.6%)	(139,876)

Net Assets		100.0%	$1,204,037

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Security is in default.

(c) Interest only security.

(d) Principal amount of security is adjusted for inflation.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) As of December 31, 2005, portfolio securities with an aggregate market value of $24,730 were valued with reference to securities whose prices are more readily obtainable.

(g) Securities with an aggregate market value of $1,239 have been pledged as collateral for swap and swaption contracts on December 31, 2005.

(h) Securities with an aggregate market value of $69,504 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar Futures	Long	09/2006	170	$(233)
90-Day Eurodollar Futures	Long	12/2006	1,088	181
90-Day Eurodollar Futures	Long	03/2007	137	(28)
90-Day Eurodollar Futures	Long	06/2007	198	(9)
90-Day Eurodollar Futures	Long	09/2007	98	(9)
S&P 500 E-Mini Index Futures	Long	03/2006	9,276	(3,996)
S&P 500 Index Futures	Long	03/2006	1,638	(4,328)
U.S. Treasury 5-Year Note Futures	Long	03/2006	65	0

				$(8,422)

(i) Swap agreements outstanding on December 31, 2005:

Interest	Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2007	BP	1,400	(2)
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		800	(1)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EC	2,300	10
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,000	8
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	387,100	(66)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		270,000	(90)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		1,710,000	(444)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		500,000	(169)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2011		$7,600	(36)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2016		200	3
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2013		10,800	(1)

							$(788)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.450%	12/20/2006	$1,100	$1
Barclays Bank PLC	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	2,800	22
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	3,200	(82)
Credit Suisse First Boston	Gaz Capital S.A. 8.625% due 04/28/2034	Sell	0.720%	04/20/2006	6,600	19
HSBC Bank USA	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	2,800	12
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	1,500	9
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	2,000	(11)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.200%	06/20/2006	1,800	(7)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.500%	06/20/2006	10,000	(177)
Lehman Brothers, Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	17,500	82
Lehman Brothers, Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.870%	04/20/2007	200	2
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	1,500	0
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.500%	06/20/2006	3,000	(23)
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(1.350%)	06/20/2006	10,000	184
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.150%	06/20/2006	2,400	(10)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%	06/20/2006	2,500	2
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.100%	06/20/2006	2,500	(12)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%	06/20/2007	2,500	(7)
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.800%	06/20/2007	1,000	(32)

						$(28)

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	S&P 500 Index	1-monthUSD-LIBOR plus 0.040%	04/28/2006	11,569	$(68)
UBS Warburg LLC	S&P 500 Index	1-month USD-LIBOR plus 0.050%	06/16/2006	45,088	1,062

					$994

(j) Written options outstanding on December 31, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$111.000	02/24/2006	349	$60	$88
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	34	16	15
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	1,057	846	781
Put - CME 90-Day Eurodollar December Futures	95.500	12/18/2006	75	79	83
Put - CME 90-Day Eurodollar September Futures	95.000	09/18/2006	36	20	13
Put - CME S&P 500 Index March Futures	1,240.000	03/17/2006	70	317	374

				$1,338	$1,354

Name of Issuer	Counterparty	Exercise Rate		Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	4.310	%*	10/19/2006	$3,000	$21	$13
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	4.540	%*	10/04/2006	5,900	69	40
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	4.850	%*	12/22/2006	16,000	210	231
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.700	%*	02/01/2006	5,000	16	5
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.540	%*	04/06/2006	7,500	57	15
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.780	%*	05/02/2006	18,000	114	112
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.300	%*	10/11/2006	9,000	67	36
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.560	%*	10/18/2006	17,000	168	127
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.320	%*	10/25/2006	12,000	85	54
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.300	%*	10/12/2006	9,000	65	36
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	4.540	%*	04/04/2006	6,000	45	12
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.540	%*	10/04/2006	8,000	95	55
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	4.810	%*	02/01/2006	3,500	7	8
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	4.310	%*	10/24/2006	5,000	37	22
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	4.500	%**	12/20/2006	BP 4,700	22	20
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	4.650	%***	06/12/2006	1,500	22	38

						$1,100	$824

*	The Fund will receive a floating rate based on 3-month USD-LIBOR.

**	The Fund will pay a floating rate based on 6-month BP-LIBOR.

***	The Fund will receive a floating rate based on 6-month BP-LIBOR.

(k) Restricted security as of December 31, 2005:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bank Mart	3.689%	03/01/2019	06/01/2004	$1,149	$1,080	0.00%

(l) Forward foreign currency contracts outstanding on December 31, 2005:

Type		Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	3,309	01/2006	$6	$(17)	$(11)
Buy	EC	111,048	01/2006	109	(950)	(841)
Sell		60,695	01/2006	0	(165)	(165)
Sell		52,106	02/2006	0	(474)	(474)
Buy	JY	2,534,413	01/2006	1	(2)	(1)
Sell		371,314	01/2006	0	(44)	(44)
Sell	N$	11,459	01/2006	176	0	176

				$292	$(1,652)	$(1,360)

See accompanying notes

Schedule of Investments

StocksPLUS® Total Return Fund

December 31, 2005 (Unaudited)

		Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.0%
OAO Rosneft Oil Co.
4.000% due 12/30/2008 (a)		$100	$100

Total Bank Loan Obligations (Cost $99)			100

CORPORATE BONDS & NOTES 1.9%
Banking & Finance 1.4%
American General Finance Corp.
4.544% due 03/23/2007 (a)		300	300
American International Group, Inc.
5.050% due 10/01/2015		100	98
BNP Paribas S.A.
5.186% due 06/29/2049 (a)		1,200	1,166
China Development Bank
5.000% due 10/15/2015		100	99
Export-Import Bank of China
4.875% due 07/21/2015		100	97
Ford Motor Credit Co.
6.875% due 02/01/2006		100	100
HBOS Treasury Services PLC
5.920% due 09/29/2049 (a)		100	98
Petroleum Export Ltd.
5.265% due 06/15/2011		100	99
Resona Bank Ltd.
5.850% due 09/29/2049 (a)		200	200
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049 (a)		1,100	1,098

			3,355

Industrials 0.1%
HJ Heinz Co.
6.428% due 12/01/2020		100	103
Pemex Project Funding Master Trust
7.375% due 12/15/2014		10	11

			114

Utilities 0.4%
Qwest Corp.
7.625% due 06/15/2015		600	645
Ras Laffan Liquefied Natural Gas Co., Ltd.
5.838% due 09/30/2027		300	302

			947

Total Corporate Bonds & Notes (Cost $4,405)			4,416

MUNICIPAL BONDS & NOTES 3.1%
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2005
6.220% due 01/01/2035 (a)		1,700	1,822
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series 2003-A1
5.000% due 06/01/2021		20	20
Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035		100	114
Lower Colorado River Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 05/15/2028		1,000	1,039
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2032		3,070	3,188
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
4.375% due 06/01/2019		30	30
New York State Environmental Facilities Corp. Clean Water & Drinking Revolving Funds Revenue Bonds, Series 2003
5.000% due 06/15/2033		600	625
New York, New York General Obligation Bonds, Series 2005
6.140% due 03/01/2030 (a)		200	213
State of Texas Highway Improvement General Obligation Bonds, Series 2005
4.750% due 04/01/2035 (a)		200	203

Total Municipal Bonds & Notes (Cost $6,854)			7,254

U.S. GOVERNMENT AGENCIES 65.0%
Fannie Mae
4.204% due 04/26/2035 (a)		188	188
4.341% due 05/01/2036 (a)		21	21
4.376% due 09/22/2006 (a)		2,100	2,100
4.499% due 03/25/2034 (a)		766	767
4.729% due 03/25/2044 (a)		1,445	1,446
4.779% due 11/25/2032 (a)		120	121
5.000% due 11/01/2017 - 02/13/2036 (b)		49,163	48,049
5.275% due 12/01/2036 (a)		93	93
5.393% due 09/01/2034 (a)		111	112
5.500% due 05/01/2032 - 01/12/2036 (b)		95,029	94,247
7.000% due 09/01/2013		22	23
8.000% due 12/01/2030		6	7
Freddie Mac
4.500% due 10/01/2007		61	61
4.526% due 02/25/2045 (a)		177	178
4.619% due 07/15/2016 (a)		475	475
5.000% due 08/15/2013		31	31
5.332% due 02/01/2024 (a)		21	22
5.500% due 08/15/2030		48	48
5.700% due 02/15/2031		9	9
8.000% due 01/01/2017		49	53
Government National Mortgage Association
4.375% due 03/20/2027 (a)		6	6
8.000% due 02/15/2030		2	3
Small Business Administration
4.750% due 07/01/2025		1,321	1,298
5.520% due 06/01/2024		1,471	1,508

Total U.S. Government Agencies (Cost $152,533)			150,866

U.S. TREASURY OBLIGATIONS 0.2%
Treasury Inflation Protected Securities

2.375% due 01/15/2025		528	555

Total U.S. Treasury Obligations (Cost $550)			555

MORTGAGE-BACKED SECURITIES 4.8%
American Home Mortgage Investment Trust
4.390% due 02/25/2045 (a)		534	523
Banc of America Funding Corp.
4.116% due 05/25/2035 (a)		636	630
Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031		256	262
6.500% due 09/25/2033		73	73
Bear Stearns Adjustable Rate Mortgage Trust
4.182% due 01/25/2034 (a)		101	100
4.689% due 01/25/2034 (a)		243	241
5.070% due 04/25/2033 (a)		9	9
5.348% due 02/25/2033 (a)		1	1
Bear Stearns Alt-A Trust
5.424% due 05/25/2035 (a)		1,819	1,825
Countrywide Alternative Loan Trust
6.000% due 10/25/2033		234	234
Countrywide Home Loan Mortgage Pass-Through Trust
4.649% due 05/25/2034 (a)		415	414
5.250% due 11/20/2025 (a)		199	198
CS First Boston Mortgage Securities Corp.
5.647% due 10/25/2032 (a)		1,306	1,307
5.739% due 05/25/2032 (a)		3	3
GSR Mortgage Loan Trust
3.415% due 06/25/2034 (a)		1,626	1,596
6.000% due 03/25/2032		2	2
Impac CMB Trust
4.629% due 04/25/2034 (a)		353	353
4.779% due 07/25/2033 (a)		133	133
MASTR Adjustable Rate Mortgages Trust
3.787% due 12/21/2034 (a)		1,005	1,001
MASTR Asset Securitization Trust
5.500% due 09/25/2033		43	43
Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032 (a)		23	23
5.669% due 01/25/2029 (a)		400	408
Morgan Stanley Dean Witter Capital I, Inc.
5.500% due 04/25/2017		2	2
Prime Mortgage Trust
4.779% due 02/25/2019 (a)		33	33
4.779% due 02/25/2034 (a)		163	163
Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018 (a)		858	822
Washington Mutual Mortgage Securities Corp.
4.324% due 02/27/2034 (a)		93	93
4.563% due 08/25/2042 (a)		234	233
5.383% due 02/25/2033 (a)		3	3
Washington Mutual, Inc.
4.669% due 10/25/2045 (a)		294	294

Total Mortgage-Backed Securities (Cost $11,135)			11,022

ASSET-BACKED SECURITIES 2.4%
AAA Trust
4.479% due 04/25/2035 (a)		800	801
Aames Mortgage Investment Trust
4.459% due 07/25/2035 (a)		25	25
Accredited Mortgage Loan Trust
4.529% due 01/25/2035 (a)		132	132
Amortizing Residential Collateral Trust
4.669% due 07/25/2032 (a)		18	18
Asset-Backed Securities Corp. Home Equity Loan Trust
4.539% due 05/25/2035 (a)		1,107	1,107
Capital Auto Receivables Asset Trust
3.980% due 06/15/2006 (a)		0	0
Carrington Mortgage Loan Trust
4.459% due 06/25/2035 (a)		203	203
Countrywide Asset-Backed Certificates
4.619% due 12/25/2031 (a)		226	226
Credit-Based Asset Servicing & Securitization LLC
4.629% due 09/25/2033 (a)		122	123
CS First Boston Mortgage Securities Corp.
4.689% due 01/25/2032 (a)		28	29
GSAMP Trust
4.569% due 10/25/2033 (a)		490	491
HFC Home Equity Loan Asset-Backed Certificates
4.720% due 10/20/2032 (a)		438	438
Residential Asset Mortgage Products, Inc.
4.519% due 04/25/2026 (a)		198	198
4.629% due 02/25/2034 (a)		905	906
4.719% due 09/25/2033 (a)		236	237
Specialty Underwriting & Residential Finance
4.709% due 11/25/2034 (a)		158	158
Structured Asset Securities Corp.
4.829% due 02/25/2033 (a)		29	29
Truman Capital Mortgage Loan Trust
4.719% due 01/25/2034 (a)		530	531

Total Asset-Backed Securities (Cost $5,645)			5,652

SOVEREIGN ISSUES 5.3%
Brazilian Government International Bond
5.188% due 04/15/2006 (a)		88	88
5.250% due 04/15/2009 (a)		700	697
5.250% due 04/15/2012 (a)		2,447	2,423
7.875% due 03/07/2015		3,000	3,202
8.000% due 01/15/2018		2,000	2,163
10.271% due 06/29/2009 (a)		100	116
Mexico Government International Bond
6.375% due 01/16/2013		20	21
Russia Government International Bond
5.000% due 03/31/2030 (a)		900	1,018
8.250% due 03/31/2010		2,400	2,561

Total Sovereign Issues (Cost $11,835)			12,289

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 0.2%
Canadian Government Bond
3.000% due 12/01/2036 (d)	C$	210	248
Ford Motor Credit Co.
6.750% due 01/14/2008	EC	200	223

Total Foreign Currency-Denominated Issues (Cost $447)			471

		Notional Amount (000s)
PURCHASED CALL OPTIONS (j) 0.1%
1-Year Interest Rate Swap (OTC)
Strike @ 4.800%* Exp. 02/01/2006		$2,900	1
Strike @ 4.700%* Exp. 02/01/2006		6,000	1
2-Year Interest Rate Swap (OTC)
Strike @ 4.500%* Exp. 04/04/2006		3,000	2
Strike @ 4.500%* Exp. 04/06/2006		4,200	2
Strike @ 4.750%* Exp. 05/02/2006		10,000	22
Strike @ 4.650%*** Exp. 06/12/2006	BP	1,100	9
Strike @ 4.750%* Exp. 08/07/2006		$12,000	44
Strike @ 4.750%* Exp. 08/08/2006		4,000	15
Strike @ 4.500%* Exp. 10/04/2006		4,000	10
Strike @ 4.500%* Exp. 10/04/2006		3,600	9
Strike @ 4.250%* Exp. 10/11/2006		5,000	7
Strike @ 4.250%* Exp. 10/12/2006		5,000	7
Strike @ 4.500%* Exp. 10/18/2006		9,000	25
Strike @ 4.250%* Exp. 10/19/2006		2,000	3
Strike @ 4.250%* Exp. 10/25/2006		6,000	9
Strike @ 4.800%* Exp. 12/22/2006		7,000	42

		# of Contracts
90-Day Eurodollar March Futures (CME)
Strike @ $95.250 Exp. 03/03/2006		30	4

Total Purchased Call Options (Cost $296)			212

PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar June Futures (CME)
Strike @ $94.000 Exp. 06/19/2006		59	0
Strike @ $93.500 Exp. 06/19/2006		8	0
90-Day Eurodollar March Futures (CME)
Strike @ $93.750 Exp. 03/13/2006		580	4
90-day Eurodollar March Futures (CME)
Strike @ $92.750 Exp. 03/13/2006		214	1
Eurodollar March Futures (CME)
Strike @ $94.375 Exp. 03/13/2006		948	6
S&P 500 Index March Futures (CME)
Strike @ $725.000 Exp. 03/17/2006		310	4

Total Purchased Put Options (Cost $26)			15

		Shares
PREFERRED SECURITY 0.4%
DG Funding Trust
3.360% due 12/29/2049 (a)		90	959

Total Preferred Security (Cost $948)			959

PREFERRED STOCK 0.2%
Fannie Mae
7.000% due 12/31/2049 (a)		7,700	422

Total Preferred Stock (Cost $392)			422

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS 23.8%
Commercial Paper 13.8%
Barclays U.S. Funding Corp.
4.305% due 02/28/2006		$4,300	4,271
BNP Paribas Finance
4.155% due 02/27/2006		3,400	3,378
Cox Communications, Inc.
3.871% due 01/17/2006		450	450
Fannie Mae
4.240% due 03/15/2006		6,400	6,342
HBOS Treasury Services PLC
4.175% due 02/07/2006		4,400	4,382
4.310% due 02/27/2006		2,500	2,484
IXIS Commercial Paper Corp.
4.180% due 02/06/2006		5,300	5,279
Societe Generale N.A.
4.380% due 03/20/2006		2,900	2,872
UBS Finance Delaware LLC
4.155% due 02/28/2006		100	99
4.190% due 01/03/2006		600	600
4.300% due 01/03/2006		800	800
4.440% due 04/28/2006		1,000	985

			31,942

Repurchase Agreements 3.8%
Credit Suisse First Boston
3.250% due 01/03/2006		7,000	7,000
(Dated 12/30/2005. Collateralized by U.S. Treasury Bills 3.943% due 03/23/2006 valued at $7,142. Repurchase proceeds are $7,003.)
State Street Bank
3.900% due 01/03/2006		1,883	1,883
(Dated 12/30/2005. Collateralized by Fannie Mae 3.125% due 07/15/2006 valued at $1,922. Repurchase proceeds are $1,884.)

			8,883

U.S. Treasury Bills 6.2%
3.831% due 03/02/2006-03/16/2006 (b)(e)(f)		14,426	14,294

Total Short-Term Instruments (Cost $55,148)			55,119

Total Investments (c) (Cost $250,313)		107.4%	$249,352
Written Options (h) (Premiums $630)		(0.2%)	(520)
Other Assets and Liabilities (Net)		(7.2%)	(16,711)

Net Assets		100.0%	$232,121

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) As of December 31, 2005, portfolio securities with an aggregate market value of $395 were valued with reference to securities whose prices are more readily obtainable.

(d) Principal amount of security is adjusted for inflation.

(e) Securities with an aggregate market value of $495 have been pledged as collateral for swap and swaption contracts on December 31, 2005.

(f) Securities with an aggregate market value of $13,799 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar Futures	Long	09/2006	45	$(55)
90-Day Eurodollar Futures	Long	12/2006	554	92
90-Day Eurodollar Futures	Long	03/2007	368	0
90-Day Eurodollar Futures	Long	06/2007	174	(12)
90-Day Eurodollar Futures	Long	09/2007	54	(2)
Euro-Bobl 5-Year Note Futures	Short	03/2006	29	4
S&P 500 E-Mini Index Futures	Long	03/2006	251	(108)
S&P 500 Index Futures	Long	03/2006	637	(1,306)
U.S. Treasury 5-Year Note Futures	Long	03/2006	13	0
U.S. Treasury 10-Year Note Futures	Long	03/2006	43	42
United Kingdom 90-Day LIBOR Sterling Interest Rate Futures Put Options Strike @ BP 95.500	Short	12/2006	9	0

				$(1,345)

(g) Swap agreements outstanding on December 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2007	BP	11,000	$(16)
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		5,900	(4)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Receive	4.000%	12/15/2035		200	(1)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EC	1,100	5
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	260,000	(68)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		130,000	(44)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2011		$1,300	(6)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/15/2035		500	9

							$(125)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.100%	06/20/2006	$2,800	$(22)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.770%	06/20/2007	500	(16)
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.500%	06/20/2006	2,800	(21)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.150%	06/20/2006	1,300	(6)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.200%	12/20/2006	800	2
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.800%	06/20/2007	500	(16)
Wachovia Bank N.A.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850%)	12/20/2010	500	0

						$(79)

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
UBS Warburg LLC	S&P 500 Index	1-month US LIBOR plus 0.001%	06/16/2006	$9	$206

(h) Written options outstanding on December 31, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$111.000	02/24/2006	104	$30	$26
Call - CME Eurodollar 1-Year Mid-Curve March Futures	95.500	03/10/2006	30	7	5
Call - CME Eurodollar September Futures	95.500	09/18/2006	9	2	2
Put - CBOT U.S. Treasury 10-Year Note March Futures	107.000	02/24/2006	105	42	16
Put - CME Eurodollar December Futures	95.000	12/18/2006	8	4	4
Put - CME Eurodollar December Futures	95.250	12/18/2006	180	141	133
Put - CME Eurodollar December Futures	95.500	12/18/2006	15	16	17
Put - CME Eurodollar March Futures	95.250	03/19/2007	10	9	8
Put - CME Eurodollar September Futures	95.000	09/18/2006	19	10	6
Put - CME Eurodollar September Futures	95.250	09/18/2006	48	37	31
Put - CME Eurodollar September Futures	95.500	09/18/2006	9	11	10

				$309	$258

Name of Issuer	Counterparty	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	4.500%**	12/20/2006	BP	5,400	$26	$23
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	4.650%***	06/12/2006		300	4	8
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	4.310%*	10/19/2006		$1,000	8	4
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	4.540%*	10/04/2006		1,700	20	12
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	4.850%*	12/22/2006		3,000	39	43
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.700%*	02/01/2006		1,000	3	1
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.540%*	04/06/2006		1,800	14	4
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.780%*	05/02/2006		4,000	25	25
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.780%*	08/07/2006		5,000	41	47
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.300%*	10/11/2006		2,000	15	8
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.560%*	10/18/2006		4,000	39	30
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.320%*	10/25/2006		3,000	21	13
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.300%*	10/12/2006		2,000	15	8
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	4.540%*	04/04/2006		1,000	7	2
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.780%*	08/08/2006		2,000	19	19
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.540%*	10/04/2006		2,000	24	14
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	4.810%*	02/01/2006		600	1	1

						$321	$262

*	The Fund will receive a floating rate based on 3-month USD-LIBOR.

**	The Fund will pay a floating rate based on 6-month BP-LIBOR.

***	The Fund will receive a floating rate based on 6-month BP-LIBOR.

(i) Short sales open on December 31, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	01/12/2036	$2,000	$1,929	$1,938

(j) Forward foreign currency contracts outstanding on December 31, 2005:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	523	01/2006	$2	$(1)	$1
Buy		208	02/2006	0	(5)	(5)
Sell	C$	189	01/2006	0	(4)	(4)
Buy	CP	147,799	02/2006	11	0	11
Buy	EC	548	01/2006	0	(1)	(1)
Buy	JY	581,067	01/2006	0	0	0
Sell		458,617	01/2006	0	(25)	(25)
Buy	KW	196,078	02/2006	4	0	4
Buy		118,000	03/2006	2	0	2
Buy	MP	1,096	02/2006	1	0	1
Buy		1,123	03/2006	3	0	3
Buy	PN	442	02/2006	0	(4)	(4)
Buy		245	03/2006	0	(3)	(3)
Buy	PZ	381	02/2006	3	0	3
Buy		199	03/2006	0	0	0
Buy	RP	2,347	02/2006	1	0	1
Buy		4,721	03/2006	0	(2)	(2)
Buy		4,413	02/2006	0	0	0
Buy		3,058	03/2006	0	(2)	(2)
Buy	S$	262	02/2006	2	0	2
Buy		171	03/2006	0	0	0
Buy	SR	124	02/2006	2	0	2
Buy	SV	7,370	03/2006	3	(2)	1
Buy	T$	3,881	02/2006	2	(2)	0
Buy		3,331	03/2006	1	0	1

				$37	$(51)	$(14)

Schedule of Investments

StocksPLUS® TR Short Strategy Fund

December 31, 2005 (Unaudited)

		Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 3.2%
Banking & Finance 2.5%
Bear Stearns Cos., Inc.
4.393% due 04/29/2008 (a)		$200	$201
Citigroup Global Markets Holdings, Inc.
4.200% due 12/20/2007		300	297
4.490% due 03/07/2008 (a)		25	25
Citigroup, Inc.
4.559% due 12/26/2008 (a)		600	600
Ford Motor Credit Co.
6.875% due 02/01/2006		30	30
4.680% due 03/13/2007 (a)		200	187
General Motors Acceptance Corp.
5.070% due 04/13/2006 (a)		40	39
5.050% due 01/16/2007 (a)		100	95
Goldman Sachs Group, Inc.
4.591% due 12/22/2008 (a)		200	200
4.524% due 07/23/2009 (a)		20	20
HSBC Finance Corp.
4.621% due 09/15/2008 (a)		100	100
John Deere Capital Corp.
4.599% due 06/28/2006 (a)		100	100
Lehman Brothers Holdings, Inc.
4.710% due 12/23/2010 (a)		200	200
Royal Bank of Scotland PLC
4.500% due 12/21/2007 (a)		200	200
Santander U.S. Debt S.A.
3.970% due 09/21/2007 (a)		200	200
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049 (a)		100	100

			2,594

Industrials 0.3%
DaimlerChrysler N.A. Holding Corp.
4.990% due 05/24/2006 (a)		200	200
Williams Cos., Inc.
6.375% due 10/01/2010		100	100

			300

Utilities 0.4%
Qwest Corp.
7.625% due 06/15/2015		100	108
Sprint Capital Corp.
7.125% due 01/30/2006		300	301

			409

Total Corporate Bonds & Notes (Cost $3,306)			3,303

MUNICIPAL BONDS & NOTES 0.8%
Illinois State General Obligation Bonds, Series 2005
6.990% due 03/01/2034 (a)		1	1
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		100	101
Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039		25	26
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.375% due 06/01/2032		125	137
New Jersey Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.250% due 06/01/2043		35	38
New York, New York Municipal Water Finance Authority Revenue Bonds, Series 2005
7.210% due 06/15/2038 (a)		50	54
North Texas Tollway Authority Revenue Bonds, (FSA Insured), Series 2005
6.990% due 01/01/2035 (a)		13	14
San Antonio, Texas Water Revenue Bonds, (MBIA Insured), Series 2005
0.000% due 05/15/2037 (a)		201	205
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.625% due 06/01/2037		200	201

Total Municipal Bonds & Notes (Cost $749)			777

U.S. GOVERNMENT AGENCIES 51.8%
Fannie Mae
1.499% due 11/01/2035 (a)		100	100
3.319% due 09/22/2006 (a)		25	25
4.204% due 11/28/2035 (a)		20	20
4.399% due 10/01/2034 (a)		64	63
4.402% due 03/01/2035 (a)		82	82
4.501% due 09/01/2035 (a)		391	388
4.520% due 07/01/2035 (a)		363	361
4.619% due 09/01/2035 (a)		385	382
4.680% due 12/01/2033 (a)		198	196
4.726% due 12/01/2033 (a)		165	163
4.729% due 09/25/2042 (a)		346	348
4.841% due 06/01/2035 (a)		377	373
5.000% due 10/01/2035 - 02/13/2036 (c)		12,452	12,067
5.006% due 06/01/2035 (a)		375	375
5.500% due 04/01/2034 - 01/12/2036 (c)		37,621	37,263
Freddie Mac
4.619% due 07/15/2016 (a)		4	4
4.769% due 06/15/2018 (a)		44	44
4.911% due 11/01/2034 (a)		281	279
5.000% due 12/15/2020 - 01/15/2024 (c)		531	531
5.500% due 08/15/2030		2	2
Small Business Administration
5.520% due 06/01/2024		23	24

Total U.S. Government Agencies (Cost $53,129)			53,090

MORTGAGE-BACKED SECURITIES 4.3%
American Home Mortgage Investment Trust
4.390% due 02/25/2045 (a)		76	75
Banc of America Funding Corp.
4.118% due 05/25/2035 (a)		91	90
Bear Stearns Adjustable Rate Mortgage Trust
4.260% due 01/25/2034 (a)		3	3
4.799% due 11/25/2035 (a)		288	285
Bear Stearns Alt-A Trust
5.443% due 05/25/2035 (a)		21	21
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035 (a)		200	199
Countrywide Alternative Loan Trust
4.500% due 06/25/2035		909	898
4.660% due 02/25/2036 (a)		1,000	1,000
Countrywide Home Loan Mortgage Pass-Through Trust
5.000% due 11/20/2025 (a)		99	99
CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040		100	100
GSR Mortgage Loan Trust
4.541% due 09/25/2035 (a)		283	279
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		195	195
Mellon Residential Funding Corp.
4.609% due 06/15/2030 (a)		12	12
4.809% due 12/15/2030 (a)		970	971
SACO I, Inc.
4.489% due 09/25/2033 (a)		85	85
Structured Asset Mortgage Investments, Inc.
4.659% due 02/25/2035 (a)		100	100

Total Mortgage-Backed Securities (Cost $4,418)			4,412

ASSET-BACKED SECURITIES 3.9%
AAA Trust
4.291% due 11/26/2035 (a)		114	114
ACE Securities Corp.
4.489% due 10/25/2035 (a)		365	365
Argent Securities, Inc.
4.499% due 10/25/2035 (a)		87	88
4.519% due 12/25/2035 (a)		386	386
Asset-Backed Securities Corp. Home Equity Loan Trust
4.539% due 05/25/2035 (a)		74	74
Carrington Mortgage Loan Trust
4.469% due 05/25/2035 (a)		32	33
4.459% due 06/25/2035 (a)		20	20
Centex Home Equity Co. LLC
4.469% due 06/25/2035 (a)		183	183
Citigroup Mortgage Loan Trust, Inc.
4.469% due 07/25/2035 (a)		63	63
Countrywide Asset-Backed Certificates
4.619% due 12/25/2031 (a)		3	2
4.689% due 03/25/2034 (a)		1	1
4.459% due 10/25/2035 (a)		74	74
Finance America Mortgage Loan Trust
4.549% due 06/25/2034 (a)		19	19
First Franklin Mortgage Loan Trust Asset-Backed Certificates
4.489% due 03/25/2025 (a)		116	116
First USA Credit Card Master Trust
4.520% due 09/19/2008 (a)		300	300
GSR Mortgage Loan Trust
4.480% due 12/25/2030 (a)		200	200
IXIS Real Estate Capital Trust
4.459% due 09/25/2035 (a)		44	44
Long Beach Mortgage Loan Trust
4.579% due 11/25/2034 (a)		155	156
MASTR Asset-Backed Securities Trust
4.529% due 10/25/2034 (a)		0	0
Morgan Stanley Asset-Backed Securities Capital I, Inc.
4.559% due 05/25/2034 (a)		52	52
Option One Mortgage Loan Trust
4.479% due 08/25/2035 (a)		68	68
People’s Choice Home Loan Securities Trust
4.489% due 09/25/2024 (a)		177	177
Quest Trust
4.117% due 12/25/2035 (a)		82	82
Renaissance Home Equity Loan Trust
4.529% due 10/25/2035 (a)		93	93
Residential Asset Mortgage Products, Inc.
4.519% due 05/25/2026 (a)		5	5
4.489% due 10/25/2035 (a)		86	86
SLM Student Loan Trust
4.541% due 03/15/2013 (a)		83	83
4.220% due 07/25/2013 (a)		286	286
4.210% due 01/26/2015 (a)		302	302
Soundview Home Equity Loan Trust
4.489% due 05/25/2035 (a)		79	79
Structured Asset Investment Loan Trust
4.529% due 09/25/2034 (a)		10	10
Structured Asset Securities Corp.
4.829% due 02/25/2033 (a)		3	3
4.509% due 12/25/2035 (a)		485	485

Total Asset-Backed Securities (Cost $4,046)			4,049

SOVEREIGN ISSUES 0.7%
Brazilian Government International Bond
5.188% due 04/15/2006 (a)		2	3
7.875% due 03/07/2015		400	427
8.000% due 01/15/2018		100	108
8.875% due 10/14/2019		100	112
Russia Government International Bond
8.250% due 03/31/2010		20	21

Total Sovereign Issues (Cost $632)			671

FOREIGN CURRENCY-DENOMINATED ISSUES (h) 0.3%
Ford Motor Credit Co.
6.750% due 01/14/2008	EC	300	334

Total Foreign Currency-Denominated Issues (Cost $372)			334

	Notional Amount (000s)
PURCHASED CALL OPTIONS 0.0%
1-Year Interest Rate Swap (OTC)
Strike @ 4.800%** Exp. 02/01/2006		$900	0
2-Year Interest Rate Swap (OTC)
Strike @ 4.500%** Exp. 04/04/2006		2,000	1
Strike @ 4.750%** Exp. 05/02/2006		2,000	5
Strike @ 4.650%** Exp. 06/12/2006		300	2
Strike @ 4.750%** Exp. 08/07/2006		2,000	7
Strike @ 4.250%** Exp. 10/12/2006		2,000	3
Strike @ 4.500%** Exp. 10/18/2006		2,000	6
Strike @ 4.800%** Exp. 12/22/2006		3,000	18
	# of Contracts
90-Day Eurodollar March Futures (CME)
Strike @ $95.250 Exp. 03/13/2006		9	1
S&P 500 Index March Futures
Strike @ $1,650.000 Exp. 03/17/2006		101	0
Strike @ $1,550.000 Exp. 03/17/2006		110	0
Strike @ $1,600.000 Exp. 03/17/2006		58	2

Total Purchased Call Options (Cost $60)			45

PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $91.750 Exp. 12/18/2006		24	0
Strike @ $92.250 Exp. 12/18/2006		74	1
90-Day Eurodollar June Futures (CME)
Strike @ $93.000 Exp. 06/19/2006		20	0
Strike @ $93.750 Exp. 06/19/2006		12	0
Strike @ $94.000 Exp. 06/19/2006		40	0
Strike @ $94.250 Exp. 06/19/2006		19	0
90-Day Eurodollar March Futures (CME)
Strike @ $94.375 Exp. 03/13/2006		16	0
Strike @ $94.500 Exp. 03/13/2006		2	0
90-Day Eurodollar September Futures (CME)
Strike @ $92.500 Exp. 09/18/2006		65	1
	Notional Amount (000s)
Fannie Mae
5.500% due 02/13/2036
Strike @ $93.000 Exp. 06/12/2006		$10,000	0
	# of Contracts
U.S. Treasury Note 5-Year Futures (CBOT)
Strike @ $100.000 Exp. 02/24/2006		16	0

Total Purchased Put Options (Cost $4)			2

PREFERRED SECURITY 0.0%
	Shares
DG Funding Trust
6.777% due 12/31/2049 (a)		3	32

Total Preferred Security (Cost $32)			32

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS(h) 68.8%
Commercial Paper 53.0%
Anz (Delaware), Inc.
4.270% due 02/22/2006		$1,100	1,094
Barclays U.S. Funding Corp.
4.200% due 02/27/2006		900	894
BNP Paribas Finance
4.305% due 02/28/2006		1,100	1,093
4.430% due 04/20/2006		1,600	1,578
CBA (de) Finance
4.150% due 01/31/2006		700	698
4.260% due 02/21/2006		1,000	994
Danske Corp.
4.270% due 01/03/2006		1,900	1,900
Dexia Delaware LLC
4.340% due 03/06/2006		1,900	1,885
DnB NORBank ASA
4.230% due 02/16/2006		300	298
4.255% due 03/08/2006		1,400	1,389
4.440% due 04/21/2006		1,100	1,085
Fannie Mae
4.234% due 03/15/2006		1,900	1,883
4.089% due 03/22/2006		2,500	2,475
4.390% due 05/10/2006		1,600	1,574
Federal Home Loan Bank
3.350% due 01/03/2006		2,800	2,800
ForeningsSparbanken AB
4.405% due 03/28/2006		2,500	2,473
General Electric Capital Corp.
4.120% due 01/24/2006		300	299
4.380% due 03/15/2006		2,100	2,081
HBOS Treasury Services PLC
4.220% due 02/10/2006		900	896
4.285% due 02/24/2006		1,100	1,093
4.385% due 03/14/2006		300	297
ING U.S. Funding LLC
4.400% due 03/27/2006		2,600	2,572
National Australia Funding, Inc.
4.290% due 01/18/2006		2,600	2,595
Nordea N.A., Inc.
4.345% due 03/06/2006		400	397
Nordea North America, Inc.
4.250% due 02/14/2006		1,500	1,493
Rabobank USA Financial Corp.
4.290% due 01/03/2006		2,700	2,700
San Paolo IMI U.S. Financial Co.
4.350% due 03/02/2006		1,000	993
San Paolo U.S. Holding Company, Inc.
4.135% due 02/24/2006		1,100	1,093
Skandinaviska Enskilda Banken AB
4.210% due 02/09/2006		1,300	1,294
Societe Generale N.A.
4.310% due 01/03/2006		400	400
4.340% due 03/06/2006		1,300	1,290
4.380% due 03/20/2006		1,300	1,287
Svenska Handelsbanken, Inc.
4.340% due 03/06/2006		1,800	1,786
4.400% due 03/23/2006		1,000	990
Swedbank, Inc.
4.170% due 02/03/2006		500	498
UBS Finance Delaware LLC
4.190% due 01/03/2006		300	300
4.290% due 01/03/2006		2,400	2,400
3.975% due 01/30/2006		300	299
Virginia Electric and Power Co.
4.490% due 01/10/2006		200	200
Westpac Capital Corp.
4.315% due 03/01/2006		500	497
Westpac Trust Securities NZ Ltd.
4.440% due 04/28/2006		2,500	2,463

			54,326

Repurchase Agreements 6.0%
Credit Suisse First Boston
3.400% due 01/03/2006		1,100	1,100
(Dated 12/30/2005. Collateralized by U.S. Treasury Notes 5.000% due 08/15/2011 valued at $1,128. Repurchase proceeds are $1,100.)
State Street Bank
3.900% due 01/03/2006		5,021	5,021
(Dated 12/30/2005. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $5,126. Repurchase proceeds are $5,023.)

			6,121

France Treasury Bills 2.3%
2.013% due 01/26/2006-05/24/2006 (c)	EC	2,050	2,417

Netherlands Treasury Bills 0.8%
2.198% due 01/31/2006-02/28/2006 (c)		700	827

U.S. Treasury Bills 6.7%
3.832% due 03/02/2006-03/16/2006 (c)(d)		$6,910	6,846

Total Short-Term Instruments (Cost $70,545)			70,537

Total Investments (b) (Cost $137,293)		133.8%	$137,252
Written Options (f) (Premiums $121)		(0.1%)	(103)
Other Assets and Liabilities (Net)		(33.7%)	(34,585)

Net Assets		100.0%	$102,564

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) As of December 31, 2005, portfolio securities with an aggregate market value of $1,598 were valued with reference to securities whose prices are more readily obtainable.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $6,846 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar Futures	Long	03/2006	28	$(5)
90-Day Eurodollar Futures	Long	06/2006	28	(5)
90-Day Eurodollar Futures	Long	09/2006	37	(12)
90-Day Eurodollar Futures	Long	12/2006	35	2
90-Day Eurodollar Futures	Long	03/2007	30	0
90-Day Eurodollar Futures	Long	06/2007	25	0
90-Day Eurodollar Futures	Long	09/2007	21	1
Euro-Bobl 5-Year Note Futures	Short	03/2006	13	2
S&P 500 E-Mini Index Futures	Long	03/2006	301	(177)
S&P 500 Index Futures	Short	03/2006	383	1,368
U.S. Treasury 5-Year Note Futures	Long	03/2006	58	7
U.S. Treasury 10-Year Note Futures	Long	03/2006	45	52
U.S. Treasury 30-Year Bond Futures	Long	03/2006	35	47
United Kingdom 90-Day LIBOR Sterling Interest Rate Futures Put Options Strike @ BP 95.500		12/2006	1	0

				$1,280

(e) Swap agreements outstanding on December 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Receive	4.000%	12/15/2035	BP	200	$(1)
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EC	200	1

							$0

(f) Written options outstanding on December 31, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$111.000	02/24/2006	15	$4	$4
Call - CME Eurodollar 1-Year Mid-Curve March Futures	95.500	03/10/2006	9	2	1
Call - CME Eurodollar September Futures	95.500	09/18/2006	3	1	1
Put - CBOT U.S. Treasury 10-Year Note March Futures	107.000	02/24/2006	15	6	2
Put - CME Eurodollar December Futures	95.000	12/18/2006	1	0	0
Put - CME Eurodollar December Futures	95.250	12/18/2006	43	36	33
Put - CME Eurodollar March Futures	95.250	03/19/2007	3	3	2
Put - CME Eurodollar September Futures	95.250	09/18/2006	12	10	9
Put - CME Eurodollar September Futures	95.500	09/18/2006	3	4	3

				$66	$55

Name of Issuer	Counterparty	Exercise Rate	Date		Notional Amount	Premium	Value
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	4.500%*	12/20/2006	BP	400	$2	$2
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	4.650%***	06/12/2006		100	1	3
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	4.850%**	12/22/2006		$1,000	14	14
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.780%**	05/02/2006		1,000	6	6
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.780%**	08/07/2006		1,000	8	9
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.560%**	10/18/2006		1,000	10	7
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.300%**	10/12/2006		1,000	7	4
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	4.540%**	04/04/2006		1,000	7	2
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	4.810%**	02/01/2006		200	0	0

						$55	$47

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.

**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

***	The Fund will pay a floating rate based on 6-month BP-LIBOR.

(g) Short sales open on December 31, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	01/12/2036	$1,000	$964	$969

(h) Forward foreign currency contracts outstanding on December 31, 2005:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	16	01/2006	$0	$0	$0
Buy	EC	719	01/2006	0	(1)	(1)
Sell		2,760	01/2006	0	(20)	(20)
Sell		352	02/2006	0	(3)	(3)
Buy	JY	21,276	01/2006	0	0	0
Sell		3,327	01/2006	0	0	0

				$0	$(24)	$(24)

Schedule of Investments

Total Return Fund

December 31, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS (n) 0.1%
JSG Holding PLC
1.000% due 11/29/2013 (a)	EC	14,565	$17,108
5.095% due 11/29/2013 (a)		5,435	6,385
1.000% due 11/29/2014 (a)		8,011	9,409
5.595% due 11/29/2014 (a)		2,989	3,511
Myra-Pemex Trust
5.063% due 10/20/2006 (a)		$43	41
3.813% due 12/23/2006 (a)		288	282
4.482% due 12/23/2006 (a)		144	140
4.500% due 12/23/2006 (a)		218	218
4.813% due 12/23/2006 (a)		466	457
5.063% due 12/23/2006 (a)		145	145
5.162% due 12/23/2006 (a)		796	792
OAO Rosneft Oil Co.
5.000% due 12/30/2008 (a)		37,300	37,148

Total Bank Loan Obligations (Cost $73,855)			73,561

CORPORATE BONDS & NOTES 4.8%
Banking & Finance 2.7%
American General Corp.
7.500% due 08/11/2010		250	274
American General Finance Corp.
4.544% due 03/23/2007 (a)		49,900	49,930
2.750% due 06/15/2008		500	474
American International Group, Inc.
5.050% due 10/01/2015		40,800	40,118
Asahi Finance Cayman Ltd.
5.618% due 03/27/2049 (a)		10,000	10,060
Asian Development Bank
5.820% due 06/16/2028		1,100	1,233
Atlantic & Western Re Ltd.
10.519% due 01/09/2007 (a)		19,400	19,405
Bank of America Corp.
7.125% due 09/15/2006		1,225	1,244
6.625% due 10/15/2007		1,000	1,031
4.750% due 08/15/2013		500	491
Bank One Corp.
4.601% due 09/15/2006 (a)		150	150
2.625% due 06/30/2008		500	474
Banque Centrale de Tunisie
7.375% due 04/25/2012		4,220	4,716
Bear Stearns Cos., Inc.
3.000% due 03/30/2006		65	65
4.310% due 01/16/2007 (a)		400	401
2.875% due 07/02/2008		500	476
7.625% due 12/07/2009		80	87
BFC Finance Corp.
7.375% due 12/01/2017		1,000	1,147
Boeing Capital Corp.
7.375% due 09/27/2010		135	149
Caterpillar Financial Services Corp.
2.350% due 09/15/2006		500	492
4.440% due 08/20/2007 (a)		12,138	12,164
China Development Bank
5.000% due 10/15/2015		29,300	28,950
CIT Group, Inc.
4.556% due 08/31/2006 (a)		400	400
2.875% due 09/29/2006		70	69
4.540% due 02/15/2007 (a)		3,000	3,007
4.730% due 09/20/2007 (a)		25,555	25,652
5.500% due 11/30/2007		180	182
4.567% due 12/19/2007 (a)		25,000	25,009
4.490% due 08/15/2008 (a)		6,000	6,009
7.750% due 04/02/2012		555	630
Citigroup Global Markets Holdings, Inc.
4.200% due 12/20/2007		110,800	109,524
Citigroup, Inc.
4.500% due 06/04/2007 (a)		3,800	3,804
4.518% due 05/18/2010 (a)		25,000	25,056
Countrywide Home Loans, Inc.
4.250% due 12/19/2007		205	202
Export-Import Bank of China
4.875% due 07/21/2015		28,200	27,463
Export-Import Bank of Korea
6.500% due 11/15/2006		9,035	9,160
7.100% due 03/15/2007		31,900	32,701
First National Bank Chicago
8.080% due 01/05/2018		240	280
Ford Motor Credit Co.
6.875% due 02/01/2006		20,459	20,415
6.500% due 02/15/2006		6,000	5,972
4.740% due 11/16/2006 (a)		22,080	21,444
6.500% due 01/25/2007		16,300	15,774
4.680% due 03/13/2007 (a)		9,500	8,892
5.450% due 03/21/2007 (a)		50,300	47,923
5.349% due 09/28/2007 (a)		48,830	45,191
6.625% due 06/16/2008		10,000	9,076
5.800% due 01/12/2009		97,228	84,872
7.375% due 10/28/2009		5,600	4,971
5.700% due 01/15/2010		5,300	4,509
5.720% due 01/15/2010 (a)		20,300	17,696
General Electric Capital Corp.
4.561% due 06/22/2007 (a)		20,015	20,047
4.480% due 03/04/2008 (a)		47,600	47,646
4.420% due 05/19/2008 (a)		122,000	122,161
4.520% due 12/12/2008 (a)		44,000	44,021
4.281% due 10/21/2010 (a)		98,800	98,927
6.125% due 02/22/2011		1,100	1,159
8.125% due 05/15/2012		250	291
4.250% due 06/15/2012		1,450	1,392
General Motors Acceptance Corp.
5.070% due 04/13/2006 (a)		7,200	7,101
5.243% due 05/18/2006 (a)		35,000	34,348
4.500% due 07/15/2006		9,000	8,727
6.125% due 09/15/2006		4,600	4,469
5.050% due 01/16/2007 (a)		41,120	39,079
4.130% due 03/20/2007 (a)		67,300	63,590
5.100% due 07/16/2007 (a)		17,518	16,427
7.430% due 12/01/2021		1,005	1,015
Goldman Sachs Group, Inc.
4.255% due 01/09/2007 (a)		720	721
4.627% due 03/30/2007 (a)		3,700	3,706
3.875% due 01/15/2009		420	408
5.004% due 02/09/2009 (a)		10,000	10,145
7.350% due 10/01/2009		150	162
4.620% due 03/02/2010 (a)		5,000	5,006
6.875% due 01/15/2011		100	108
5.700% due 09/01/2012		1,550	1,597
4.750% due 07/15/2013		500	486
5.250% due 10/15/2013		165	165
HBOS Treasury Services PLC
5.920% due 09/29/2049 (a)		37,900	37,059
Household Finance Corp.
5.750% due 01/30/2007		1,750	1,765
4.454% due 02/09/2007 (a)		2,400	2,406
7.000% due 05/15/2012		200	219
HSBC Bank USA
3.990% due 09/21/2007 (a)		500	501
HSBC Capital Funding LP
9.547% due 12/29/2049 (a)		43,400	50,840
10.176% due 12/29/2049 (a)		46,160	70,724
10.176% due 12/31/2049 (a)		20,000	30,699
HSBC Finance Capital Trust IX
5.911% due 11/30/2035 (a)		10,000	10,104
HSBC Finance Corp.
4.430% due 02/28/2007 (a)		90,300	90,382
4.350% due 05/10/2007 (a)		16,000	16,012
6.538% due 11/13/2007		7,500	7,723
4.621% due 09/15/2008 (a)		76,400	76,515
J.P. Morgan Chase & Co., Inc.
8.019% due 02/15/2012 (a)		600	613
4.875% due 03/15/2014		500	488
Jenkins-Empire Associates
6.840% due 08/01/2008		1,039	933
John Deere Capital Corp.
4.500% due 08/22/2007		1,000	994
4.500% due 08/25/2008		5,100	5,049
Korea Development Bank
7.250% due 05/15/2006		50	50
4.750% due 07/20/2009		200	198
4.020% due 10/20/2009 (a)		100	101
MBNA Corp.
4.721% due 05/05/2008 (a)		10,000	10,079
MBNA Europe Funding PLC
4.550% due 09/07/2007 (a)		11,500	11,510
Merrill Lynch & Co., Inc.
4.386% due 10/27/2006 (a)		3,000	3,004
4.622% due 03/19/2007 (a)		1,220	1,222
4.250% due 02/08/2010		2,000	1,947
Metropolitan Life Global Funding I
4.480% due 05/22/2006 (a)		150	150
Morgan Stanley
4.263% due 01/12/2007 (a)		7,280	7,291
4.732% due 05/14/2008 (a)		3,800	3,821
4.250% due 05/15/2010		2,500	2,419
6.750% due 04/15/2011		200	216
4.750% due 04/01/2014		160	154
Morgan Stanley Warehouse Facilities
4.719% due 08/16/2006 (a)		234,600	234,600
Natexis Ambs Co. LLC
8.440% due 12/29/2049 (a)		14,000	15,078
Nordea Bank Sweden AB
8.950% due 11/29/2049 (a)		28,000	31,620
Oasis CBO Ltd.
4.955% due 05/30/2011 (a)		1,208	1,200
Parker Retirement Savings Plan
6.340% due 07/15/2008		329	335
Pemex Finance Ltd.
8.020% due 05/15/2007		1,300	1,333
Petroleum Export Ltd.
5.265% due 06/15/2011		33,200	32,923
Phoenix Quake Wind Ltd.
6.504% due 07/03/2008 (a)		73,200	74,549
7.554% due 07/03/2008 (a)		16,700	14,438
Pioneer 2002 Ltd.
10.491% due 06/15/2006 (a)		16,200	16,472
Premium Asset Trust
4.832% due 09/08/2007 (a)		34,900	33,174
Pricoa Global Funding I
4.429% due 11/24/2006 (a)		2,000	2,001
Prudential Financial, Inc.
4.104% due 11/15/2006 (a)		92	91
Qwest Capital Funding, Inc.
7.000% due 08/03/2009		15,500	15,733
Rabobank Capital Funding Trust II
5.260% due 12/31/2049 (a)		120	119
Rabobank Capital Funding Trust III
5.254% due 12/29/2049 (a)		120	118
Racers
4.640% due 08/15/2007 (a)		4,500	4,328
Residential Reinsurance Ltd.
9.360% due 06/08/2006 (a)		17,800	17,096
Resona Bank Ltd.
5.850% due 09/29/2049 (a)		55,700	55,571
Royal Bank of Scotland PLC
4.500% due 12/21/2007 (a)		48,700	48,717
9.118% due 03/31/2049		74,200	85,079
7.648% due 08/31/2049 (a)		195	236
SLM Corp.
4.320% due 01/25/2007 (a)		2,700	2,704
Sun Life Canada U.S. Capital Trust
8.526% due 05/29/2049 (l)		550	593
Toyota Motor Credit Corp.
4.250% due 03/15/2010		500	491
Travelers Property Casualty Corp.
5.000% due 03/15/2013		70	69
6.375% due 03/15/2033		33	35
TXU Eastern Funding Co.
6.450% due 05/15/2049 (c)		15,270	1,451
UBS Preferred Funding Trust I
8.622% due 10/29/2049 (a)		23,900	27,366
UFJ Finance Aruba AEC
6.750% due 07/15/2013		44,700	48,879
Verizon Global Funding Corp.
6.125% due 06/15/2007		150	153
7.250% due 12/01/2010		200	217
7.375% due 09/01/2012		200	223
Vita Capital Ltd.
5.404% due 01/01/2007 (a)		19,600	19,635
Wells Fargo & Co.
5.125% due 02/15/2007		3,500	3,508

			2,497,641

Industrials 1.7%
Altria Group, Inc.
6.950% due 06/01/2006		9,540	9,616
7.200% due 02/01/2007		37,000	37,673
Amerada Hess Corp.
6.650% due 08/15/2011		200	215
America West Airlines, Inc.
6.870% due 01/02/2017		1,606	1,607
American Airlines, Inc.
6.978% due 04/01/2011		20,478	21,124
AOL Time Warner, Inc.
6.150% due 05/01/2007		6,100	6,178
6.875% due 05/01/2012		350	373
7.625% due 04/15/2031		120	134
AT&T Broadband Corp.
8.375% due 03/15/2013		300	348
BP Canada Finance Co.
3.625% due 01/15/2009		500	485
BP Capital Markets PLC
2.750% due 12/29/2006		225	221
Caesars Entertainment, Inc.
7.500% due 09/01/2009		200	213
8.125% due 05/15/2011		8,000	8,870
Chesapeake Energy Corp.
6.875% due 01/15/2016		5,000	5,150
Coca-Cola Bottling Co. Consolidated
6.850% due 11/01/2007		500	516
Comcast Cable Communications, Inc.
7.125% due 06/15/2013		400	435
Comcast Corp.
5.850% due 01/15/2010		420	428
7.050% due 03/15/2033		125	135
Continental Airlines, Inc.
7.056% due 09/15/2009		40,459	41,569
7.487% due 10/02/2010		1,215	1,227
6.503% due 06/15/2011		9,220	9,070
6.820% due 05/01/2018		5,453	5,370
7.707% due 04/02/2021		3,127	3,154
CSC Holdings, Inc.
7.000% due 04/15/2012		12,000	11,400
CSX Corp.
4.561% due 08/03/2006 (a)		19,331	19,361
DaimlerChrysler N.A. Holding Corp.
6.400% due 05/15/2006		600	603
4.990% due 05/24/2006 (a)		62,190	62,277
4.698% due 11/17/2006 (a)		1,500	1,500
4.700% due 03/07/2007 (a)		160,000	159,891
4.960% due 09/10/2007 (a)		113	113
Delhaize America, Inc.
7.375% due 04/15/2006		11,300	11,416
9.000% due 04/15/2031		5,000	5,903
Dell, Inc.
6.550% due 04/15/2008		80	83
Delta Air Lines, Inc.
7.570% due 05/18/2012		9,750	9,613
Duty Free International, Inc.
7.000% due 12/31/2049 (c)		175	175
EchoStar DBS Corp.
7.304% due 10/01/2008 (a)		500	513
El Paso CGP Co.
6.500% due 05/15/2006		510	514
7.500% due 08/15/2006		9,075	9,211
6.375% due 02/01/2009		9,000	8,865
7.750% due 06/15/2010		15,500	15,888
9.625% due 05/15/2012		9,000	9,968
6.700% due 02/15/2027		400	404
7.420% due 02/15/2037		9,000	8,595
El Paso Corp.
6.950% due 12/15/2007		10,100	10,264
6.750% due 05/15/2009		31,669	31,590
7.000% due 05/15/2011		12,000	11,970
7.875% due 06/15/2012		32,300	33,431
8.050% due 10/15/2030		12,000	12,300
7.800% due 08/01/2031		17,100	17,143
7.750% due 01/15/2032		110,810	111,641
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (c)		3,200	1,872
Enterprise Products Operating LP
4.000% due 10/15/2007		200	196
4.950% due 06/01/2010		50	49
First Data Corp.
4.700% due 08/01/2013		500	473
Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011		5,000	5,350
General Electric Co.
4.500% due 12/09/2008 (a)		10,000	10,002
Georgia-Pacific Corp.
7.500% due 05/15/2006		6,200	6,270
Halliburton Co.
6.000% due 08/01/2006		3,615	3,633
Harrah’s Operating Co., Inc.
8.000% due 02/01/2011		160	177
Historic TW, Inc.
8.180% due 08/15/2007		180	188
HJ Heinz Co.
6.189% due 12/01/2020		39,300	40,398
Home Depot, Inc.
4.625% due 08/15/2010		215	214
International Business Machines Corp.
5.375% due 02/01/2009		100	102
Korea Highway Corp.
5.125% due 05/20/2015		100	99
Kroger Co.
8.150% due 07/15/2006		3,910	3,970
La Quinta Corp.
7.000% due 08/15/2007		4,839	5,014
Mandalay Resort Group
6.500% due 07/31/2009		2,500	2,541
Marathon Oil Corp.
5.375% due 06/01/2007		250	251
Mazda Manufacturing Corp.
10.500% due 07/01/2008 (l)		1,128	1,090
MCI, Inc.
7.688% due 05/01/2009		167,522	173,385
MGM Mirage, Inc.
8.375% due 02/01/2011		15,000	16,125
Mirage Resorts, Inc.
7.250% due 10/15/2006		2,113	2,153
Norfolk Southern Corp.
6.750% due 02/15/2011		150	162
Pemex Project Funding Master Trust
8.850% due 09/15/2007		1,800	1,917
9.375% due 12/02/2008		51,650	57,461
7.875% due 02/01/2009		3,770	4,041
9.125% due 10/13/2010		85	98
8.000% due 11/15/2011		100,650	113,080
7.375% due 12/15/2014		22,130	24,642
9.250% due 03/30/2018		2,000	2,552
8.625% due 02/01/2022		38,977	48,137
9.500% due 09/15/2027		31,000	41,463
Qwest Corp.
5.625% due 11/15/2008		5,000	4,975
7.500% due 06/15/2023		6,850	6,841
7.200% due 11/10/2026		2,150	2,096
Safeway, Inc.
6.150% due 03/01/2006		7,000	7,003
Sonat, Inc.
6.750% due 10/01/2007		2,300	2,326
7.625% due 07/15/2011		23,220	23,742
Southwestern Public Service Co.
5.125% due 11/01/2006		10,690	10,701
Systems 2001 Asset Trust LLC
7.156% due 12/15/2011		24,287	25,463
Target Corp.
5.400% due 10/01/2008		200	203
TCI Communications, Inc.
6.875% due 02/15/2006		9,359	9,377
Time Warner, Inc.
8.110% due 08/15/2006		75	76
Tyco International Group S.A.
6.375% due 02/15/2006		27,075	27,120
UAL Equipment Trust
11.080% due 05/27/2006 (l)		8,225	1,540
United Airlines, Inc.
9.200% due 03/22/2008 (c)		3,380	2,325
6.201% due 09/01/2008		13,767	13,505
7.730% due 07/01/2010		6,745	6,717
7.186% due 04/01/2011		18,672	18,614
8.030% due 07/01/2011 (c)		465	340
6.932% due 09/01/2011 (c)		10,500	9,596
10.360% due 11/13/2012 (c)		4,171	3,243
6.071% due 03/01/2013		6,387	6,261
6.602% due 09/01/2013		8,690	8,586
10.020% due 03/22/2014 (c)		11,925	7,866
10.850% due 07/05/2014 (c)		34,111	19,273
10.850% due 02/19/2015 (c)		3,000	1,680
10.125% due 03/22/2015 (c)		14,300	8,227
9.060% due 06/17/2015 (c)		4,078	2,938
9.210% due 01/21/2017 (c)		10,791	7,637
2.020% due 03/02/2049 (a)		14,768	14,772
Valero Energy Corp.
7.800% due 06/14/2010		10,000	10,150
Waste Management, Inc.
7.375% due 08/01/2010		100	109
Weyerhaeuser Co.
6.125% due 03/15/2007		17	17
Williams Cos., Inc.
6.375% due 10/01/2010		14,200	14,253

			1,563,420

Utilities 0.4%
American Electric Power Co., Inc.
6.125% due 05/15/2006		14,630	14,697
4.709% due 08/16/2007 (a)		4,100	4,076
AT&T Wireless Services, Inc.
7.350% due 03/01/2006		1,700	1,707
8.125% due 05/01/2012		250	289
British Telecom PLC
8.125% due 12/15/2010		200	228
8.625% due 12/15/2030		250	335
Cingular Wireless LLC
6.500% due 12/15/2011		80	86
Consolidated Edison, Inc.
3.625% due 08/01/2008		50	48
Consolidated Natural Gas Co.
5.375% due 11/01/2006		5,000	5,015
Dominion Resources, Inc.
5.700% due 09/17/2012		100	102
El Paso Corp.
7.625% due 08/16/2007		2,000	2,045
El Paso Natural Gas Co.
8.375% due 06/15/2032		20,520	23,279
Entergy Gulf States, Inc.
5.700% due 06/01/2015		50	49
Exelon Corp.
6.750% due 05/01/2011		200	213
France Telecom S.A.
1.000% due 03/01/2011		870	973
GTE Corp.
6.360% due 04/15/2006		16,665	16,732
Hydro - Quebec
4.133% due 09/29/2049 (a)		5,600	5,246
KT Corp.
4.875% due 07/15/2015		100	97
Nextel Communications, Inc.
7.375% due 08/01/2015		20,000	21,123
Niagara Mohawk Power Corp.
7.750% due 10/01/2008		125	134
Ohio Edison Co.
5.450% due 05/01/2015		350	353
Progress Energy, Inc.
6.050% due 04/15/2007		14,250	14,426
7.100% due 03/01/2011		50	54
PSEG Power LLC
6.950% due 06/01/2012		172	187
Qwest Communications International, Inc.
7.500% due 02/15/2014		20,783	21,458
Qwest Corp.
8.875% due 03/15/2012		26,725	30,266
7.120% due 06/15/2013 (a)		2,800	3,035
7.625% due 06/15/2015		2,000	2,150
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.437% due 09/15/2009		47	45
5.298% due 09/30/2020		42,100	41,859
5.838% due 09/30/2027		40,650	40,905
SBC Communications, Inc.
4.125% due 09/15/2009		250	242
Sprint Capital Corp.
7.125% due 01/30/2006		22,968	23,005
6.000% due 01/15/2007		37,670	38,048
7.625% due 01/30/2011		420	464
8.375% due 03/15/2012		750	870
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028		14,800	14,663
TXU Energy Co. LLC
4.920% due 01/17/2006 (a)		150	150
7.000% due 03/15/2013		420	448
U.S. West Communications, Inc.
6.000% due 08/01/2007		2,070	2,080
United Telephone Company of Missouri
6.890% due 07/01/2008(l)		700	696
United Telephone Company of the Northwest
6.890% due 07/01/2008(l)		2,760	2,733
Verizon New England, Inc.
6.500% due 09/15/2011		300	308
Verizon North, Inc.
5.634% due 01/01/2021		3,000	2,914
5.604% due 01/01/2022		3,000	2,913
Verizon Virginia, Inc.
4.625% due 03/15/2013		500	464

			341,210

Total Corporate Bonds & Notes (Cost $4,306,234)			4,402,271

MUNICIPAL BONDS & NOTES 1.3%
Adams County, Pennsylvania General Obligation Bonds, (FGIC Insured), Series 2002
4.750% due 11/15/2028		1,000	1,017
Alabama State General Obligation Bonds, Series 2001
5.360% due 09/01/2021(a)		13,228	13,759
Austin, Texas Utilities Systems Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 11/15/2028		2,000	2,077
Austin, Texas Water & Wastewater System Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 05/15/2035 (a)		1,955	2,190
Austin, Texas Water & Wastewater Utilities Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 11/15/2028		3,875	4,025
Badger, Wisconsin Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2011		8,515	8,999
6.375% due 06/01/2032		7,300	7,774
Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
5.000% due 02/15/2037 (a)		4,075	4,506
Birmingham, Alabama General Obligation Bonds, (AMBAC Insured), Series 2002
5.000% due 12/01/2032		4,000	4,122
California State Department of Water Resources Center Valley Project Revenue Bonds, Series 2000
6.240% due 12/01/2029 (a)		2,500	2,605
California State Economic Recovery General Obligation Bonds, (MBIA Insured), Series 2005
6.240% due 07/01/2012 (a)		110	129
California State Economic Recovery General Obligation Bonds, Series 2004
5.000% due 07/01/2011		200	215
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2029		3,000	3,134
6.125% due 06/01/2038		2,000	2,107
6.125% due 06/01/2043		2,000	2,104
California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033		192,775	209,888
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
5.300% due 12/01/2028		21,000	6,975
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 01/01/2027		1,000	1,037
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2034		300	310
Chicago, Illinois Housing Authority Revenue Bonds, Series 2001
5.375% due 07/01/2018		400	425
Chicago, Illinois Motor Fuel Tax Revenue Bonds, (AMBAC Insured), Series 2003
5.250% due 01/01/2028		3,000	3,195
Chicago, Illinois Park District General Obligation Bonds, (FGIC Insured), Series 2006
5.000% due 01/01/2031		5,000	5,220
City and County of Honolulu, Hawaii General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2010		300	319
Dallas, Texas Area Rapid Transit Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 12/01/2026		2,540	2,628
Dallas, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
7.410% due 08/15/2031 (a)		7,500	8,084
Detroit, Michigan School District General Obligation Bonds, (FGIC Insured), Series 1998
4.750% due 05/01/2028		4,500	4,555
El Paso County, Colorado Certificates of Participation Bonds, (AMBAC Insured), Series 2002
5.000% due 12/01/2023		2,000	2,091
5.000% due 12/01/2027		2,820	2,933
Fairfax County, Virginia General Obligation Bonds, (State Aid Withholding Insured), Series 2004
5.250% due 04/01/2013		60	66
Florida State Board of Education General Obligation Bonds, Series 2002
5.000% due 06/01/2032		150	157
Frisco, Texas General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 02/15/2016		1,000	1,064
Frisco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2034		5,265	1,267
5.760% due 08/15/2032		12,190	3,258
Gainesville, Florida Utilities System Revenue Bonds, (FSA Insured), Series 2005
4.750% due 10/01/20360 (a)		2,275	2,381
Golden State Tobacco Securitization Agency Revenue Bonds, Series 2003
7.875% due 06/01/2042		5,000	6,021
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series 2003-A1
5.000% due 06/01/2021		2,475	2,497
6.750% due 06/01/2039		8,100	9,069
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series 2003-A2
7.900% due 06/01/2042		30	36
Henderson, Neveda General Obligation Bonds, Series 2000
5.500% due 04/01/2020		2,000	2,161
Henderson, Neveda General Obligation Bonds, (MBIA Insured), Series 2005
0.000% due 06/01/2035 (a)		1,334	1,495
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 1998
5.500% due 12/01/2028		8,720	2,942
Illinois Educational Facilities Authority Revenue Bonds, Series 2001
5.250% due 07/01/2041		270	287
Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		110	119
Illinois Educational Facilities Authority Revenue Bonds, Series 2005
6.760% due 07/01/2033 (a)		1,195	1,283
6.990% due 12/01/2033 (a)		5,000	5,349
Illinois State General Obligation Bonds, (FGIC Insured), Series 2002
5.125% due 02/01/2020		1,000	1,062
Illinois State General Obligation Bonds, (FSA Insured), Series 2002
5.100% due 04/01/2017		1,300	1,391
Illinois State General Obligation Bonds, (MBIA Insured), Series 2002
4.750% due 10/01/2027		3,295	3,359
Illinois State General Obligation Bonds, Series 2005
6.220% due 03/01/2034 (a)		37,204	39,819
Illinois State Housing Authority Revenue Bonds, Series 2001
5.375% due 07/01/2016		700	748
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2001-B
5.600% due 06/01/2035		1,350	1,484
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		61,400	61,744
Jacksonville, Florida Water and Sewer System Revenue Bonds, Series 2004
5.000% due 10/01/2011		200	215
Knoxville, Tennessee Waste Water System Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 04/01/2037 (a)		5,420	6,065
Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035 (a)		17,270	24,344
Los Angeles, California Department of Water & Power Revenue Bonds, (FSA Insured), Series 2005
4.750% due 07/01/2030 (a)		6,660	6,888
Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039		18,745	19,670
Marion Country, Indiana School Building Corp. Revenue Bonds, (FGIC Insured), Series 2003
5.250% due 01/15/2028		200	213
Massachusetts State Water Resources Authority Revenue Bonds, (MBIA Insured), Series 2005
7.000% due 08/01/2034 (a)		5,000	5,530
Mercer County, New Jersey Improvement Authority Revenue Bonds, Series 1978
5.800% due 01/01/2018		45	50
Mercer County, New Jersey Improvement Authority Revenue Bonds, Series 2000
7.830% due 01/01/2018 (a)		2,618	3,197
Mesquite, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.000% due 08/15/2028		1,800	1,869
Metropolitan Pier & Exposition Authority Revenue Bonds, Series 2002
5.970% due 12/15/2032		55,000	15,282
Michigan Grosse Pointe Public School System General Obligation Bonds, Series 2005
6.740% due 05/01/2027 (a)		5,455	5,762
Michigan State Building Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 10/15/2013		300	330
Michigan State Chippewa Valley Schools General Obligation Bonds, (FSA Q-SBLF Insured), Series 2005
6.990% due 05/01/2034 (a)		5,750	6,290
Nevada System of Higher Education Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 07/01/2030 (a)		3,335	3,816
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2032		3,920	4,071
6.125% due 06/01/2042		7,065	7,409
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.125% due 06/01/2024		13,000	14,138
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2037		9,095	9,426
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.375% due 06/01/2032		112,165	122,987
6.750% due 06/01/2039		1,000	1,116
New Jersey State University of Medicine & Dentistry Certificates of Participation, (MBIA Insured), Series 2005
6.760% due 06/15/2036 (a)		4,125	4,465
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2003
5.000% due 06/15/2011		120	127
New York City, New York Municipal Finance Authority Water & Sewer Systems Revenue Bonds, Series 2005
0.000% due 06/15/2039 (a)		18,468	20,535
New York City, New York Municipal Water & Sewer Finance Authority Revenue Bonds, Series 2003-A
5.000% due 06/15/2035		90	93
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.650% due 08/15/2030		27,700	32,399
New York State Dormitory Authority Revenue Bonds, Series 2003
5.000% due 03/15/2027		50	54
New York State Triborough Bridge & Tunnels Authority Revenue Bonds, (Government of Authority Insured), Series 2001
5.000% due 01/01/2032		4,650	4,798
New York, New York General Obligation Bonds, Series 2004
5.000% due 11/01/2034		2,710	2,788
New York, New York General Obligation Bonds, Series 2005
5.000% due 03/01/2030		5,000	5,167
5.000% due 04/01/2030 (a)		7,500	8,004
5.000% due 04/01/2035		3,000	3,089
6.140% due 03/01/2030 (a)		13,400	14,293
6.140% due 03/01/2035 (a)		11,500	12,180
New York, New York Municipal Water Finance Authority Revenue Bonds, Series 2005
6.700% due 06/15/2035 (a)		8,050	8,656
6.760% due 06/15/2038 (a)		23,300	25,112
7.010% due 06/15/2037 (a)		57,500	61,971
New York, New York Transitional Financial Authority Revenue Bonds, Series 2000
8.430% due 11/01/2024 (a)		500	595
Northside, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
6.990% due 02/15/2035 (a)		4,023	4,298
Northwest, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.000% due 08/15/2028		100	104
Orange County, California Sanitation District Certificates of Participation Bonds, (FGIC Insured), Series 2003
5.250% due 02/01/2030		200	213
Pflugerville, Texas General Obligation Bonds, (AMBAC Insured), Series 2003
5.000% due 08/01/2027		2,915	3,036
5.000% due 08/01/2033		5,000	5,162
Purdue University, Indiana Revenue Bonds, Series 2003
5.000% due 07/01/2029		3,500	3,651
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032		7,000	7,321
San Antonio, Texas Water Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2032		5,200	5,357
South Carolina State Public Service Authority Revenue Bonds, Series 2004
5.000% due 01/01/2013		520	565
South Carolina State Public Services Authority Revenue Bonds, (AMBAC Insured), Series 2003
4.750% due 01/01/2032		3,750	3,795
South Carolina State Tobacco Securitization Agency Revenue Bonds, Series 2001-B
6.375% due 05/15/2028		3,400	3,638
Southbridge, Massachusetts Associations Corp. Revenue Bonds, (MBIA-Insured), Series 2000
7.590% due 02/01/2022		31,105	37,868
State of Texas General Obligation Bonds, Series 2005
4.750% due 04/01/2035		4,950	4,983
State of Texas Highway Improvement General Obligation Bonds, Series 2005
4.000% due 04/01/2035 (a)		56,725	57,477
Truckee Meadows, Nevada Water Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 07/01/2036 (a)		1,853	2,092
University of Iowa Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2002
4.750% due 06/01/2028		3,120	3,172
University of Texas Permanent University Fund Revenue Bonds, Series 2005
5.720% due 07/01/2030 (a)		33,605	34,779
Valparaiso Middle Schools Building Corp. Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 07/15/2024		3,500	3,643
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.500% due 06/01/2026		1,050	1,072
5.625% due 06/01/2037		10,050	10,126
Washington State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.625% due 06/01/2032		6,850	7,413
Wisconsin State Clean Water Revenue Bonds, Series 2002-1
5.000% due 06/01/2018		1,760	1,859
5.000% due 06/01/2019		1,865	1,965
5.000% due 06/01/2020		1,900	1,998
5.100% due 06/01/2021		1,945	2,064
5.100% due 06/01/2022		2,120	2,252
5.100% due 06/01/2023		2,305	2,436
5.250% due 06/01/2016		1,600	1,745
5.250% due 06/01/2017		1,715	1,870

Total Municipal Bonds & Notes (Cost $1,066,982)			1,134,430

U.S. GOVERNMENT AGENCIES 62.2%
Fannie Mae
0.000% due 04/25/2018 - 10/25/2019 (d)(g)		13	11
0.010% due 09/01/2007 - 08/25/2023 (d)(g)		96	87
0.950% due 03/25/2009 (a)(e)		2,606	25
0.990% due 09/01/2035 - 10/01/2035 (g)		83,314	82,541
1.000% due 08/25/2021 - 04/25/2022 (e)(g)		1	25
1.000% due 02/25/2023 (a)(e)		1,177	42
2.000% due 01/15/2006		890	889
3.000% due 08/25/2009		40,095	39,837
3.478% due 12/01/2033 (a)		5,919	5,936
3.636% due 02/01/2028 (a)		1,316	1,314
3.683% due 11/01/2025 (a)		911	933
3.799% due 09/22/2006 (a)		337,375	337,367
3.830% due 08/01/2025 (a)		1,610	1,601
3.862% due 09/01/2019 (a)		1,076	1,082
3.867% due 08/01/2033 (a)		86	84
3.896% due 01/01/2024 (a)		240	245
3.899% due 03/01/2025 (a)		1,467	1,497
3.926% due 01/01/2021 (a)		26	26
3.945% due 11/01/2025 (a)		396	404
3.949% due 01/01/2026 (a)		214	219
3.970% due 07/01/2019 (a)		17	18
3.991% due 09/01/2024 (a)		521	527
4.000% due 02/25/2009 - 11/01/2010 (g)		169	163
4.007% due 03/01/2033 (a)		263	264
4.020% due 09/01/2017 - 01/01/2020 (a)(g)		2,984	2,999
4.027% due 07/01/2019 (a)		144	145
4.062% due 06/01/2025 (a)		342	350
4.095% due 02/01/2028 (a)		153	157
4.139% due 10/01/2020 (a)		50	50
4.147% due 09/01/2022 (a)		219	223
4.179% due 09/01/2025 (a)		121	124
4.190% due 09/01/2023 (a)		382	392
4.193% due 05/28/2035 (a)		4,643	4,650
4.204% due 04/26/2035 (a)		43,238	43,249
4.205% due 11/01/2024 (a)		4,056	4,103
4.208% due 12/01/2018 (a)		300	299
4.247% due 09/01/2022 (a)		239	244
4.251% due 11/01/2025 (a)		68	70
4.281% due 06/01/2023 - 12/01/2023 (a)(g)		326	334
4.285% due 02/01/2022 (a)		222	225
4.286% due 11/01/2023 (a)		166	169
4.287% due 05/01/2024 (a)		405	417
4.289% due 03/01/2034 (a)		16,475	16,214
4.296% due 05/01/2022 (a)		28	29
4.312% due 09/01/2014 (a)		56	57
4.329% due 01/01/2018 (a)		386	388
4.331% due 04/01/2027 (a)		213	217
4.345% due 12/01/2034 (a)		7,118	7,072
4.367% due 10/01/2024 (a)		234	239
4.371% due 08/01/2027 (a)		199	203
4.374% due 05/01/2030 (a)		32	32
4.386% due 03/01/2034 (a)		29,496	29,023
4.388% due 10/01/2034 (a)		13,197	13,107
4.399% due 11/01/2034 (a)		7,868	7,771
4.402% due 10/01/2023 (a)		48	50
4.411% due 12/01/2023 (a)		23	24
4.412% due 01/01/2024 (a)		162	166
4.414% due 10/01/2034 (a)		13,658	13,665
4.419% due 07/25/2035 (a)		56,606	56,649
4.420% due 11/01/2023 (a)		68	69
4.427% due 07/01/2026 (a)		41	41
4.450% due 12/01/2023 (a)		318	326
4.455% due 11/01/2019 (a)		225	227
4.470% due 05/01/2023 (a)		307	313
4.477% due 06/01/2024 (a)		136	140
4.484% due 06/01/2023 (a)		186	189
4.485% due 12/01/2023 (a)		227	233
4.500% due 10/01/2010 - 08/01/2020 (g)		120,509	117,411
4.505% due 05/01/2035 (a)		16,170	15,947
4.515% due 10/01/2026 (a)		26	26
4.516% due 02/01/2028 (a)		59	59
4.523% due 07/01/2035 (a)		12,713	12,611
4.529% due 08/25/2034 (a)		1,065	1,064
4.539% due 04/01/2017 - 10/01/2040 (a)(g)		3,064	3,110
4.563% due 10/01/2030 - 10/01/2040 (a)(g)		10,155	10,310
4.571% due 11/01/2025 (a)		380	384
4.573% due 02/01/2020 (a)		22	22
4.585% due 11/01/2023 (a)		36	37
4.625% due 10/01/2023 (a)		125	127
4.651% due 03/01/2026 (a)		59	60
4.660% due 05/01/2025 - 11/01/2035 (a)(g)		38,043	37,607
4.661% due 09/01/2035 (a)		6,636	6,607
4.674% due 07/01/2034 (a)		74	73
4.680% due 12/01/2012		383	376
4.687% due 06/01/2015 (a)		491	493
4.688% due 05/01/2026 (a)		89	92
4.690% due 12/01/2022 - 01/01/2024 (a)(g)		164	168
4.698% due 07/01/2021 (a)		49	50
4.702% due 04/01/2027 - 05/01/2035 (a)(g)		50,265	49,686
4.710% due 08/25/2043 - 09/25/2043 (g)		1,282	1,279
4.711% due 11/01/2035 (a)		11,970	11,914
4.713% due 08/01/2027 (a)		4,574	4,675
4.719% due 09/01/2035 (a)		27,519	27,391
4.723% due 12/01/2027 (a)		1,032	1,065
4.729% due 07/25/2021 (a)		350	351
4.740% due 02/01/2026 (a)		81	83
4.750% due 09/01/2035 (a)		38,334	38,235
4.766% due 07/01/2024 (a)		1,177	1,200
4.770% due 04/18/2028 (a)		329	331
4.774% due 06/01/2035 (a)		6,562	6,537
4.787% due 08/01/2035 (a)		9,846	9,751
4.806% due 11/01/2034 (a)		9,358	9,335
4.808% due 10/01/2019 - 11/01/2034 (a)(g)		10,343	10,237
4.810% due 11/01/2035 (a)		24,709	24,518
4.816% due 10/01/2027 (a)		743	767
4.819% due 12/01/2034 (a)		932	929
4.820% due 10/18/2030 (a)		2,294	2,313
4.829% due 09/25/2030 (a)		164	165
4.836% due 08/01/2027 (a)		2,538	2,575
4.847% due 09/01/2034 (a)		65,329	65,154
4.879% due 03/25/2017 - 08/25/2030 (a)(g)		3,759	3,797
4.895% due 08/01/2026 (a)		267	272
4.928% due 07/01/2024 (a)		175	178
4.930% due 07/01/2035 (a)		7,896	7,804
4.934% due 03/01/2019 (a)		1,505	1,526
4.941% due 12/01/2020 (a)		1,506	1,526
4.950% due 06/01/2022 (a)		108	111
4.982% due 05/01/2017 (a)		6	6
4.994% due 01/01/2035 (a)		43,815	43,707
5.000% due 03/01/2009 - 09/25/2042 (g)		14,728,260	14,363,038
5.000% due 01/01/2035 (a)		83,439	83,287
5.002% due 08/01/2023 (a)		124	126
5.007% due 02/01/2033 (a)		20	21
5.017% due 04/01/2027 (a)		183	184
5.025% due 11/01/2022 - 10/01/2024 (a)(g)		93	96
5.029% due 03/01/2023 (a)		510	521
5.068% due 07/01/2035 (a)		14,099	13,937
5.078% due 04/01/2027 (a)		13	13
5.099% due 10/01/2024 (a)		20	20
5.117% due 07/01/2035 (a)		9,288	9,315
5.119% due 04/01/2033 (a)		10	10
5.124% due 05/01/2035 (a)		77,320	76,211
5.129% due 08/01/2035 (a)		22,751	22,549
5.175% due 04/01/2024 (a)		637	659
5.231% due 06/01/2035 (a)		10,310	10,221
5.237% due 06/01/2035 (a)		28,376	28,086
5.240% due 05/01/2023 (a)		494	506
5.250% due 09/01/2024 (a)		322	328
5.267% due 02/01/2027 (a)		655	671
5.279% due 04/25/2032 (a)		104	106
5.296% due 02/01/2035 (a)		9,085	8,996
5.325% due 05/01/2021 (a)		34	35
5.338% due 10/01/2027 (a)		288	297
5.375% due 03/01/2023 (a)		93	95
5.393% due 09/01/2034 (a)		148	149
5.400% due 05/01/2014 (a)		181	185
5.413% due 02/01/2021 (a)		223	229
5.430% due 06/01/2022 (a)		42	44
5.435% due 08/01/2020		28,551	28,256
5.500% due 05/02/2006 - 02/13/2036 (g)		37,194,827	36,870,351
5.507% due 09/01/2021 (a)		37	38
5.564% due 12/01/2017 (a)		1,174	1,199
5.597% due 04/01/2026 (a)		76	79
5.602% due 02/01/2020 - 03/01/2023 (a)(g)		1,666	1,699
5.659% due 05/01/2021 (a)		54	55
5.721% due 06/01/2025 (a)		1,125	1,157
5.730% due 06/01/2022 (a)		17	18
5.731% due 04/01/2018 (a)		276	283
5.748% due 12/01/2025 (a)		576	587
5.750% due 12/20/2027		2,259	2,242
5.802% due 09/01/2021 (a)		9	10
5.870% due 02/01/2018 (a)		53	54
5.880% due 08/01/2022 (a)		2,000	2,048
5.936% due 12/01/2031		6	6
5.997% due 02/01/2021 (a)		181	184
6.000% due 02/01/2009 - 04/01/2035 (g)		348,513	355,159
6.041% due 12/01/2017 (a)		26	27
6.048% due 01/01/2011		98	103
6.079% due 09/01/2029 (a)		18	18
6.089% due 07/01/2032 (a)		287	283
6.090% due 12/01/2008		45	46
6.225% due 12/01/2025 (a)		446	453
6.250% due 01/25/2008 - 02/25/2029 (g)		21,581	21,888
6.250% due 04/01/2021 (a)		40	40
6.270% due 09/25/2007		2,049	2,068
6.277% due 08/01/2031 (a)		250	256
6.290% due 02/25/2029		500	538
6.300% due 10/17/2038		22,526	23,796
6.370% due 02/25/2013		28,500	29,123
6.390% due 05/25/2036		42,467	44,756
6.420% due 12/01/2007		150	153
6.421% due 11/01/2021 (a)		91	92
6.500% due 05/25/2008 - 06/25/2044 (g)		310,975	320,669
6.530% due 10/01/2013		4,037	4,219
6.555% due 08/01/2028		2,086	2,282
6.730% due 11/01/2007		1,017	1,037
6.740% due 08/25/2007		425	435
6.750% due 10/25/2023		603	625
6.900% due 06/01/2007 - 05/25/2023 (g)		161	164
6.969% due 11/01/2025 (a)		89	91
6.982% due 06/01/2007		133	134
7.000% due 05/25/2006 - 01/25/2048 (g)		29,454	30,385
7.250% due 01/01/2008 - 01/01/2023 (g)		2,370	2,438
7.347% due 10/01/2009		473	500
7.364% due 06/01/2030 (a)		536	538
7.375% due 05/25/2022		2,068	2,181
7.460% due 08/01/2029		3,728	4,391
7.500% due 07/01/2006 - 07/25/2031 (g)		8,023	8,789
7.500% due 06/19/2030 (a)		57	60
7.697% due 08/01/2027 (a)		39	40
7.750% due 05/25/2006 - 01/25/2022 (g)		3,201	3,373
7.780% due 01/01/2018		2,123	2,506
7.800% due 10/25/2022		429	448
7.810% due 05/01/2027 (a)		106	109
7.850% due 07/01/2018		6,232	7,349
7.900% due 11/01/2026 - 12/01/2026 (a)(g)		98	101
7.920% due 03/01/2018		2,623	3,130
7.980% due 05/01/2030		6,376	6,885
8.000% due 12/01/2007 - 06/01/2032 (g)		7,624	8,120
8.060% due 04/01/2030		1,773	1,927
8.080% due 04/01/2030		973	1,058
8.250% due 10/01/2008 - 02/01/2017 (g)		38	40
8.490% due 06/01/2025		923	1,016
8.500% due 01/01/2007 - 10/01/2032 (g)		6,380	6,877
8.750% due 01/25/2021		418	448
8.903% due 09/25/2008 (a)		420	430
8.927% due 09/25/2023		17	16
9.000% due 11/01/2006 - 12/01/2027 (g)		3,339	3,603
9.250% due 04/25/2018		39	41
9.300% due 05/25/2018 - 08/25/2019 (g)		119	133
9.475% due 09/25/2028 (a)		1,445	1,594
9.500% due 11/01/2009 - 07/01/2022 (g)		2,051	2,247
9.750% due 11/01/2008		3	3
10.000% due 08/01/2009 - 05/01/2022 (g)		260	286
10.500% due 11/01/2013 - 04/01/2022 (g)		108	117
11.000% due 11/01/2013 - 11/01/2020 (g)		267	299
11.500% due 08/20/2016 - 11/01/2019 (g)		15	16
12.000% due 05/01/2016		2	2
12.500% due 10/01/2015		6	6
13.250% due 09/01/2011		4	4
14.750% due 08/01/2012		39	45
15.000% due 10/01/2012		65	74
15.500% due 10/01/2012 - 12/01/2012 (g)		6	7
15.750% due 12/01/2011 - 08/01/2012 (g)		32	36
16.000% due 09/01/2012		39	44
22.425% due 09/25/2008 (e)		1	9
Federal Farm Credit Bank
3.760% due 03/01/2007 (a)		2,000	2,001
Federal Home Loan Bank
0.000% due 02/05/2007 (a)		47,650	44,041
2.125% due 05/15/2006		650	644
2.375% due 08/15/2006		500	493
4.290% due 06/01/2006 (a)		28,200	28,199
5.290% due 01/27/2006		300	300
6.375% due 08/15/2006		100	101
6.750% due 04/10/2006		150	151
Federal Housing Administration
6.755% due 03/01/2041		15,766	15,733
6.780% due 07/25/2040		7,398	7,382
6.875% due 11/01/2015		2,304	2,309
6.880% due 10/01/2040 - 02/01/2041 (g)		21,137	21,093
6.896% due 07/01/2020		14,488	14,520
6.900% due 12/01/2040		22,266	22,054
6.960% due 05/01/2016		5,324	5,331
6.997% due 09/01/2019		553	554
7.110% due 05/01/2019		2,354	2,363
7.211% due 12/01/2021		800	803
7.310% due 06/01/2041		23,112	23,210
7.315% due 08/01/2019		5,760	5,785
7.350% due 11/01/2020		626	628
7.375% due 02/01/2018 - 02/01/2022 (g)		2,483	2,490
7.400% due 01/25/2020 - 02/01/2021 (g)		6,416	6,459
7.430% due 10/01/2018 - 06/25/2024 (g)		27,997	28,265
7.450% due 05/01/2021		2,609	2,625
7.460% due 01/01/2023		614	616
7.465% due 11/01/2019		5,691	5,713
7.500% due 03/01/2032		3,234	3,243
7.580% due 12/01/2040		7,266	7,309
7.630% due 08/01/2041		17,418	17,535
7.780% due 11/01/2040		7,261	7,282
8.250% due 01/01/2041		4,637	4,662
8.375% due 02/01/2012		221	224
8.450% due 07/01/2012		387	392
Freddie Mac
1.000% due 09/15/2007 - 02/15/2008 (a)(e)(g)		295	3
1.000% due 01/15/2021 - 02/15/2022 (a)(e)(g)		1	1
2.750% due 08/15/2006		500	494
3.000% due 06/15/2009		211	211
3.112% due 12/01/2026 (a)		1,329	1,321
3.500% due 10/15/2011 - 07/15/2032 (g)		9,202	9,135
3.750% due 05/15/2015		3,352	3,328
3.875% due 09/01/2018 (a)		159	160
3.880% due 10/25/2023		312	310
3.927% due 04/01/2024 (a)		1,509	1,546
4.000% due 08/17/2007 - 05/01/2011 (g)		1,449	1,432
4.000% due 12/01/2016 (a)		307	312
4.011% due 08/01/2023 (a)		2,045	2,100
4.015% due 06/01/2024 (a)		1,019	1,035
4.075% due 09/01/2027 (a)		110	113
4.174% due 10/01/2023 (a)		279	286
4.183% due 04/01/2029 (a)		264	270
4.193% due 03/01/2022 (a)		2,108	2,137
4.215% due 01/01/2022 (a)		123	122
4.219% due 02/25/2045 (a)		55,236	55,610
4.228% due 10/01/2023 (a)		412	422
4.234% due 10/01/2023 - 08/15/2032 (a)(g)		8,464	8,422
4.238% due 01/01/2028 (a)		25	26
4.240% due 11/01/2023 (a)		17	18
4.250% due 03/15/2017		7,123	7,081
4.260% due 09/01/2023 (a)		502	511
4.280% due 02/01/2019 (a)		172	172
4.282% due 11/01/2026 (a)		1,183	1,216
4.288% due 09/01/2023 (a)		314	321
4.351% due 05/01/2021 - 07/01/2025 (a)(g)		3,419	3,476
4.363% due 10/25/2044 (a)		775	780
4.365% due 01/01/2024 (a)		122	126
4.370% due 10/25/2023 (a)		1,559	1,601
4.374% due 02/01/2019 (a)		482	486
4.389% due 12/01/2018 (a)		683	689
4.500% due 11/01/2008 - 05/01/2034 (g)		32,327	32,015
4.500% due 04/01/2017 (a)		9	10
4.513% due 12/01/2023 (a)		270	278
4.529% due 12/01/2022 (a)		49	50
4.540% due 09/01/2028 (a)		7	7
4.553% due 08/01/2035 (a)		2,216	2,199
4.560% due 05/01/2020 (a)		133	134
4.624% due 09/01/2035 (a)		35,374	35,157
4.625% due 01/01/2019 (a)		2	2
4.647% due 07/01/2035 (a)		36,706	36,465
4.698% due 01/01/2024 (a)		99	102
4.708% due 08/01/2023 (a)		93	95
4.719% due 12/15/2029 (a)		200	201
4.762% due 01/01/2021 (a)		51	52
4.768% due 07/01/2023 (a)		371	380
4.769% due 06/15/2031 (a)		1,357	1,369
4.770% due 05/01/2023 (a)		227	230
4.787% due 09/01/2023 (a)		1,066	1,095
4.790% due 08/01/2023 (a)		2	2
4.795% due 10/01/2026 (a)		735	756
4.805% due 04/01/2025 (a)		317	325
4.819% due 11/15/2030 - 12/15/2031 (a)(g)		72	73
4.825% due 09/01/2023 (a)		32	32
4.839% due 09/01/2023 (a)		352	359
4.840% due 04/01/2023 (a)		48	49
4.848% due 11/01/2035 (a)		44,448	43,993
4.859% due 10/01/2035 (a)		51,032	50,649
4.869% due 09/15/2030 - 01/15/2032 (a)(g)		402	405
4.875% due 06/01/2017 (a)		5	5
4.892% due 02/01/2023 (a)		430	444
4.900% due 10/01/2035 (a)		35,024	34,722
4.920% due 10/01/2035 (a)		47,895	47,612
4.934% due 03/01/2035 (a)		9,472	9,431
4.947% due 03/01/2024 (a)		376	386
4.950% due 11/01/2035 (a)		34,820	34,718
4.969% due 11/01/2028 (a)		1,886	1,874
4.992% due 12/01/2019 (a)		6	6
5.000% due 02/01/2007 - 09/01/2035 (g)		323,524	321,189
5.018% due 05/01/2022 (a)		59	60
5.035% due 07/01/2023 (a)		99	102
5.061% due 05/01/2023 (a)		30	30
5.065% due 10/01/2022 (a)		52	52
5.085% due 07/01/2024 (a)		288	292
5.145% due 10/01/2020 (a)		12	12
5.157% due 05/01/2035 (a)		65,538	65,406
5.217% due 06/01/2022 (a)		793	811
5.225% due 10/01/2023 (a)		225	230
5.226% due 08/01/2023 (a)		1,040	1,067
5.237% due 06/01/2022 (a)		79	81
5.244% due 06/01/2022 (a)		261	268
5.288% due 02/01/2025 (a)		46	47
5.306% due 05/01/2023 (a)		195	200
5.319% due 02/01/2026 (a)		459	470
5.353% due 05/01/2023 (a)		198	203
5.367% due 07/01/2027 (a)		34	35
5.375% due 07/01/2022 (a)		164	168
5.379% due 05/25/2043 (a)		26,799	27,308
5.381% due 08/01/2023 (a)		189	194
5.383% due 07/01/2020 (a)		233	238
5.425% due 10/01/2020 (a)		287	291
5.483% due 10/01/2024 (a)		585	600
5.500% due 10/01/2008 - 01/12/2036 (g)		7,379	7,359
5.500% due 06/01/2021 (a)		11	12
5.521% due 08/01/2023 (a)		154	157
5.566% due 06/01/2024 (a)		277	285
5.592% due 02/01/2026 (a)		94	97
5.633% due 11/01/2023 (a)		594	606
5.642% due 02/01/2021 (a)		17	17
5.648% due 07/01/2032 (a)		13	14
5.652% due 06/01/2020 (a)		401	415
5.653% due 03/01/2021 (a)		1,527	1,542
5.693% due 11/01/2020 (a)		245	250
5.745% due 07/01/2019 (a)		449	462
5.780% due 01/01/2019 (a)		65	67
5.816% due 05/01/2020 (a)		27	27
5.830% due 06/01/2021 (a)		666	681
5.850% due 02/21/2006		500	501
5.861% due 05/01/2018 (a)		513	520
5.893% due 07/01/2019 (a)		10	10
5.941% due 05/01/2018 (a)		516	528
5.950% due 06/15/2028		35,817	36,450
5.954% due 10/01/2023 (a)		663	679
6.000% due 02/15/2008 - 02/13/2036 (g)		285,244	290,048
6.200% due 12/15/2008		1,414	1,419
6.250% due 04/15/2023 - 12/15/2028 (g)		9,023	9,156
6.400% due 10/15/2008 (e)		4	0
6.500% due 04/01/2008 - 07/25/2043 (g)		552,065	569,997
6.575% due 01/01/2019 (a)		2	2
6.885% due 05/01/2018 (a)		65	67
6.950% due 07/15/2021 - 08/15/2021 (g)		79	79
7.000% due 12/01/2007 - 10/25/2043 (g)		86,479	89,596
7.250% due 01/01/2007 - 07/01/2010 (g)		4	4
7.500% due 02/01/2007 - 07/01/2032 (g)		31,075	32,361
7.645% due 05/01/2025		5,200	5,733
7.818% due 07/01/2030 (a)		1,918	1,976
8.000% due 07/01/2006 - 09/15/2024 (g)		9,115	9,358
8.250% due 08/01/2007 - 06/15/2022 (g)		426	427
8.500% due 11/01/2007 - 06/01/2030 (g)		4,783	4,848
8.750% due 04/01/2009 - 12/15/2020 (g)		192	192
8.900% due 11/15/2020		1,780	1,777
9.000% due 04/01/2006 - 07/01/2030 (g)		1,072	1,069
9.250% due 10/01/2009 - 07/01/2017 (g)		6	6
9.500% due 09/01/2016 - 12/01/2022 (g)		1,089	1,106
9.750% due 11/01/2008 - 05/01/2009 (g)		2	3
10.000% due 11/01/2011 - 03/01/2021 (g)		129	140
10.100% due 09/01/2016		124	138
10.250% due 04/01/2009 - 07/01/2009 (g)		145	154
10.500% due 10/01/2017 - 01/01/2021 (g)		50	56
10.750% due 09/01/2009 - 12/01/2015 (g)		72	76
11.000% due 06/01/2011 - 05/01/2020 (g)		104	114
11.250% due 10/01/2009 - 09/01/2015 (g)		6	7
11.500% due 01/01/2018		8	9
12.500% due 12/01/2012		3	4
13.250% due 10/01/2013		63	70
14.000% due 04/01/2016		4	5
15.500% due 08/01/2011 - 11/01/2011 (g)		3	3
16.250% due 05/01/2011		1	1
Government National Mortgage Association
3.375% due 05/20/2017 - 05/20/2030 (a)(g)		66,580	66,860
3.500% due 07/20/2028 - 08/20/2030 (a)(g)		5,001	5,007
3.750% due 08/20/2020 - 02/20/2032 (a)(g)		62,535	62,889
3.875% due 04/20/2023 (a)		47	48
4.000% due 11/20/2032 (a)		1,615	1,618
4.125% due 12/20/2015 - 12/20/2029 (a)(g)		53,445	53,885
4.250% due 01/20/2028 - 03/20/2030 (a)(g)		16,090	16,113
4.375% due 01/20/2022 - 06/20/2028 (a)(g)		57,527	57,936
4.500% due 11/16/2028 - 07/15/2033 (g)		12,502	12,227
4.500% due 08/20/2029 (a)		3,750	3,750
4.625% due 02/20/2018 - 11/20/2029 (a)(g)		192	193
4.770% due 06/20/2030 - 03/16/2032 (a)(g)		662	665
4.820% due 10/16/2030 (a)		1,932	1,948
4.870% due 02/16/2030 - 04/16/2032 (a)(g)		6,672	6,731
4.920% due 12/16/2025 (a)		230	232
4.970% due 02/16/2030 (a)		4,234	4,284
5.000% due 04/20/2033 - 05/20/2033 (g)		76	75
5.020% due 02/16/2030 (a)		2,053	2,080
5.500% due 10/15/2032 - 11/15/2033 (g)		156	157
5.650% due 10/15/2012		6	6
6.000% due 10/15/2008 - 12/15/2033 (g)		46,966	48,386
6.500% due 10/15/2008 - 07/15/2040 (g)		101,112	104,228
6.670% due 08/15/2040		933	970
6.750% due 06/20/2028 - 10/16/2040 (g)		42,732	47,457
7.000% due 11/15/2007 - 11/15/2040 (g)		18,470	19,247
7.250% due 07/16/2028		9	9
7.500% due 04/15/2007 - 01/15/2041 (g)		31,669	33,392
7.700% due 06/15/2031		6,617	7,166
7.750% due 08/20/2025		26	27
8.000% due 06/15/2006 - 09/15/2031 (g)		1,552	1,652
8.250% due 02/15/2006 - 04/15/2020 (g)		225	242
8.500% due 06/20/2006 - 04/15/2031 (g)		1,191	1,285
8.750% due 03/15/2007 - 07/15/2007 (g)		7	7
9.000% due 08/15/2008 - 08/15/2030 (g)		1,359	1,470
9.250% due 03/15/2006 - 12/20/2016 (g)		4	3
9.500% due 11/15/2008 - 07/15/2025 (g)		979	1,070
10.000% due 11/15/2009 - 02/15/2025 (g)		906	1,010
10.250% due 02/20/2019		10	12
10.500% due 12/15/2015 - 09/15/2021 (g)		145	164
11.000% due 01/15/2010 - 04/20/2019 (g)		43	47
11.500% due 04/15/2013 - 10/15/2015 (g)		34	39
12.000% due 11/15/2012 - 05/15/2016 (g)		149	170
12.500% due 01/15/2011		1	1
13.000% due 12/15/2012		6	7
13.500% due 10/15/2012 - 09/15/2014 (g)		37	42
15.000% due 08/15/2011 - 11/15/2012 (g)		65	76
16.000% due 11/15/2011 - 05/15/2012 (g)		68	80
17.000% due 11/15/2011 - 12/15/2011 (g)		24	27
Small Business Administration
3.870% due 01/01/2014		1,907	1,851
4.340% due 03/01/2024		317	305
4.504% due 02/10/2014		161	158
4.524% due 02/10/2013		24,949	24,361
4.980% due 11/01/2023		11,900	11,894
5.130% due 09/01/2023		8,312	8,370
5.340% due 11/01/2021		10,878	11,086
6.030% due 02/01/2012		19,929	20,588
6.340% due 03/01/2021		19,876	20,877
6.344% due 08/10/2011		2,882	3,000
6.640% due 02/01/2011		7,221	7,561
6.700% due 12/01/2016		6,359	6,609
6.900% due 12/01/2020		5,817	6,212
6.950% due 11/01/2016		1,620	1,691
7.150% due 03/01/2017		3,164	3,316
7.190% due 12/01/2019		223	239
7.449% due 08/01/2010		27,700	29,505
7.452% due 09/01/2010		14,249	15,124
7.500% due 04/01/2017		1,794	1,893
7.540% due 08/10/2009		15,658	16,587
7.630% due 06/01/2020		9,604	10,422
7.640% due 03/10/2010		7,822	8,336
7.700% due 07/01/2016		257	271
8.017% due 02/10/2010		16,668	17,822

Total U.S. Government Agencies (Cost $57,092,608)			56,660,777

U.S. TREASURY OBLIGATIONS 1.1%
Treasury Inflation Protected Securities (f)
2.375% due 01/15/2025		609,140	640,407
3.625% due 04/15/2028		167,180	215,715
U.S. Treasury Bonds
7.125% due 02/15/2023		250	323
6.250% due 08/15/2023		144,495	172,593
5.375% due 02/15/2031		330	371
U.S. Treasury Note
2.000% due 05/15/2006		1,250	1,240

Total U.S. Treasury Obligations (Cost $1,035,326)			1,030,649

MORTGAGE-BACKED SECURITIES 3.3%
American Home Mortgage Investment Trust
4.290% due 10/25/2034 (a)		422	412
4.390% due 02/25/2045 (a)		185,541	181,822
American Southwest Financial Securities Corp.
7.248% due 11/25/2038		17,880	18,797
Banc of America Funding Corp.
4.117% due 05/25/2035 (a)		196,525	194,485
Bank of America Mortgage Securities, Inc.
6.578% due 07/25/2032 (a)		2,916	2,939
5.522% due 10/20/2032 (a)		205	206
6.500% due 02/25/2033		27,802	27,883
Bear Stearns Adjustable Rate Mortgage Trust
4.498% due 11/25/2030 (a)		22,917	22,949
6.784% due 06/25/2031 (a)		1,105	1,100
5.773% due 06/25/2032 (a)		63	63
5.938% due 06/25/2032 (a)		33	33
5.668% due 01/25/2033 (a)		19,429	19,427
5.348% due 02/25/2033 (a)		49	48
5.366% due 03/25/2033 (a)		12,619	12,570
5.382% due 03/25/2033 (a)		27,094	26,967
4.217% due 01/25/2034 (a)		134	133
4.716% due 01/25/2034 (a)		81	80
4.833% due 01/25/2034 (a)		36	36
4.080% due 07/25/2034 (a)		450	450
4.799% due 11/25/2035 (a)		230,264	228,120
Bear Stearns Alt-A Trust
5.044% due 01/25/2035 (a)		31,020	30,880
5.438% due 05/25/2035 (a)		324,786	325,886
Bear Stearns Commercial Mortgage Securities, Inc.
5.910% due 05/14/2008		43	44
5.060% due 12/15/2010		25,231	25,253
7.000% due 05/20/2030		49,306	53,100
4.667% due 06/25/2030 (a)		826	840
3.688% due 11/11/2041		8,244	8,088
Capco America Securitization Corp.
5.860% due 12/15/2007		11	11
Citigroup Mortgage Loan Trust, Inc.
4.722% due 05/25/2035 (a)		162,346	159,875
CMC Securities Corp.
7.250% due 11/25/2027		27	27
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021		987	987
Commercial Mortgage Acceptance Corp.
7.030% due 05/15/2009		75	79
Commercial Mortgage Asset Trust
6.975% due 04/17/2013		145	160
Commercial Mortgage Pass-Through Certificates
6.145% due 02/15/2008		916	916
4.589% due 09/15/2014 (a)		37,000	37,045
Countrywide Alternative Loan Trust
6.000% due 10/25/2032		8,267	8,161
Countrywide Home Loan Mortgage Pass-Through Trust
5.000% due 11/20/2025 (a)		80,491	80,009
3.878% due 10/19/2032 (a)		51	50
1.370% due 05/25/2034 (a)		8	8
4.669% due 04/25/2035 (a)		71,384	71,255
5.500% due 11/25/2035		10,212	8,666
Countrywide Home Loans, Inc.
5.989% due 07/19/2031 (a)		81	83
Credit-Based Asset Servicing & Securitization LLC
4.699% due 02/25/2030 (a)		3,622	3,627
4.929% due 04/25/2032 (a)		1,122	1,127
4.699% due 06/25/2032 (a)		3,497	3,501
CS First Boston Mortgage Securities Corp.
7.290% due 09/15/2009		335	357
6.000% due 02/25/2017		1,066	1,070
6.000% due 06/25/2017		91	91
4.589% due 11/15/2019 (a)		44,457	44,531
7.500% due 03/25/2031		147	147
3.973% due 03/25/2032 (a)		1,866	1,872
4.160% due 03/25/2032 (a)		1,879	1,869
6.021% due 04/25/2032 (a)		2,181	2,178
4.769% due 05/25/2032 (a)		1,579	1,579
5.915% due 05/25/2032 (a)		1,380	1,377
4.979% due 12/25/2032 (a)		1,292	1,294
7.500% due 12/25/2032		23	23
6.500% due 04/25/2033		9,400	9,439
2.611% due 08/15/2036		4,693	4,554
DLJ Mortgage Acceptance Corp.
3.844% due 08/01/2021 (a)(l)		682	657
8.000% due 03/25/2022		14	14
6.406% due 03/25/2023 (a)		11	11
7.300% due 06/10/2032		515	551
Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017		70	70
Federal Agricultural Mortgage Corp.
7.930% due 01/25/2012 (a)		618	610
First Chicago Lennar Trust
8.111% due 05/25/2008 (a)		275	274
First Horizon Asset Securities, Inc.
7.000% due 05/25/2030		4	4
First Interstate Bancorp
8.875% due 01/01/2009 (l)		7	6
First Nationwide Trust
6.750% due 08/21/2031		18,998	19,053
8.500% due 08/25/2031		14	14
First Republic Mortgage Loan Trust
4.699% due 06/25/2030 (a)		5,590	5,594
4.669% due 08/15/2032 (a)		432	432
Fund America Investors Corp.
4.076% due 06/25/2023 (a)		557	562
GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037		35,896	35,195
GGP Mall Properties Trust
5.007% due 11/15/2011		29,980	30,021
GMAC Commercial Mortgage Securities, Inc.
7.860% due 11/15/2006		250	254
8.950% due 08/20/2017		82	82
Goldman Sachs Mortgage Corp.
6.000% due 12/31/2007 (l)		3,311	3,209
Government Lease Trust
6.390% due 05/18/2007		7,085	7,154
4.000% due 05/18/2011		35,750	34,518
6.480% due 05/18/2011		14,000	14,723
GS Mortgage Securities Corp.
6.624% due 05/03/2018		55,900	61,043
6.044% due 08/15/2018		15,889	16,385
GSR Mortgage Loan Trust
6.000% due 03/25/2032		295	294
4.541% due 09/25/2035 (a)		141,904	139,672
4.548% due 09/25/2035 (a)		127,017	125,827
GSRPM Mortgage Loan Trust
5.079% due 01/25/2032 (a)		6,619	6,702
Home Savings of America
8.464% due 08/01/2006 (a)		1	0
Impac Secured Assets CMN Owner Trust
6.500% due 04/25/2032 (a)		4,104	4,135
Indymac Adjustable Rate Mortgage Trust
5.447% due 08/25/2031 (a)		518	517
4.997% due 01/25/2032 (a)		887	885
6.527% due 01/25/2032 (a)		3,094	3,095
Indymac Index Mortgage Loan Trust
5.210% due 01/25/2036 (a)		34,788	34,761
International Mortgage Acceptance Corp.
12.250% due 03/01/2014		66	70
LB Mortgage Trust
8.413% due 01/20/2017 (a)		37,957	40,972
MASTR Adjustable Rate Mortgages Trust
6.183% due 10/25/2032 (a)		7,514	7,514
MASTR Alternative Loans Trust
3.844% due 08/25/2034 (a)		5,600	5,586
MASTR Asset Securitization Trust
5.500% due 09/25/2033		2,770	2,732
MASTR Seasoned Securities Trust
6.197% due 09/25/2017 (a)		39,400	39,844
Mellon Residential Funding Corp.
4.590% due 01/25/2029 (a)		2,880	2,902
4.091% due 07/25/2029 (a)		6,753	6,804
4.860% due 10/20/2029 (a)		23,170	23,230
4.609% due 06/15/2030 (a)		159	159
Merrill Lynch Mortgage Investors, Inc.
4.749% due 03/15/2025 (a)		391	393
Merrill Lynch Mortgage Trust
4.929% due 07/12/2034		13,550	13,546
MLCC Mortgage Investors, Inc.
4.619% due 09/15/2026 (a)		5,133	5,139
Morgan Stanley Capital I, Inc.
6.170% due 10/03/2008		750	774
6.160% due 04/03/2009		6,117	6,220
Nationslink Funding Corp.
6.654% due 02/10/2006		7,898	7,926
4.710% due 04/10/2007 (a)		3,789	3,799
6.888% due 05/10/2007		420	428
Nomura Asset Acceptance Corp.
7.000% due 02/19/2030		4,845	5,038
Nomura Asset Securities Corp.
7.120% due 04/13/2036		460	462
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018		82	82
Paine Webber CMO Trust
1.000% due 08/01/2019 (e)		0	5
PNC Mortgage Acceptance Corp.
7.050% due 10/12/2033		18,409	18,869
Prime Mortgage Trust
4.779% due 02/25/2034 (a)		31,428	31,483
Prudential Home Mortgage Securities
7.400% due 11/25/2007		21	21
7.500% due 03/25/2008		411	411
Prudential-Bache Trust
8.400% due 03/20/2021		933	933
RAAC Series
5.000% due 09/25/2034		19,570	19,466
Regal Trust IV
4.370% due 09/29/2031 (a)		2,756	2,745
Resecuritization Mortgage Trust
4.629% due 04/26/2021 (a)		2	2
Residential Asset Mortgage Products, Inc.
4.549% due 07/25/2024 (a)		23,193	23,213
Residential Asset Securitization Trust
4.829% due 04/25/2033 (a)		3,946	3,950
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		1,273	1,292
SACO I, Inc.
4.569% due 07/25/2019 (a)		64	64
4.489% due 10/25/2033 (a)		25,833	25,849
4.600% due 11/25/2033 (a)		24,603	24,603
Salomon Brothers Mortgage Securities VII, Inc.
4.240% due 11/25/2022 (a)		19	18
3.937% due 10/25/2023 (a)		18	18
4.879% due 11/25/2024 (a)		222	222
Santa Barbara Savings & Loan Association
9.500% due 11/20/2018		408	411
Sears Mortgage Securities
12.000% due 02/25/2014		129	129
Securitized Asset Sales, Inc.
5.034% due 06/25/2023 (a)		51	52
4.231% due 11/26/2023 (a)		189	189
Sequoia Mortgage Trust
4.720% due 10/19/2026 (a)		944	946
4.710% due 06/20/2032 (a)		776	777
4.720% due 07/20/2033 (a)		650	652
4.063% due 04/20/2035 (a)		67,985	66,359
Structured Adjustable Rate Mortgage Loan Trust
4.499% due 01/25/2035 (a)		6,789	6,794
4.499% due 03/25/2035 (a)		7,530	7,534
4.479% due 04/25/2035 (a)		8,478	8,476
Structured Asset Mortgage Investments, Inc.
5.325% due 05/25/2022 (a)		3,327	3,288
6.750% due 04/30/2030 (a)		3	3
5.072% due 04/25/2032 (a)		602	604
4.700% due 09/19/2032 (a)		46,451	46,508
Structured Asset Securities Corp.
7.500% due 07/25/2016		210	209
6.250% due 01/25/2032 (a)		14,669	14,667
4.669% due 02/25/2032 (a)		6,683	6,707
6.097% due 02/25/2032 (a)		4,721	4,718
5.106% due 05/25/2032 (a)		613	616
4.879% due 07/25/2032 (a)		18	18
6.150% due 07/25/2032 (a)		9,570	9,779
5.450% due 03/25/2033 (a)		21,209	20,747
3.950% due 03/25/2035 (a)		11,344	11,353
4.479% due 06/25/2035 (a)		25,028	25,045
Structured Mortgage Asset Residential Trust
6.950% due 07/25/2024 (a)		43	42
Superannuation Members Home Loans Global Fund
4.746% due 06/15/2026 (a)		692	693
Torrens Trust
4.629% due 07/15/2031 (a)		5,980	5,985
Union Planters Mortgage Finance Corp.
6.750% due 01/25/2028		4,000	4,100
6.800% due 01/25/2028		6,512	6,583
Vendee Mortgage Trust
0.442% due 06/15/2023 (e)		36,687	560
6.500% due 09/15/2024		27,605	28,562
6.821% due 01/15/2030 (a)		3,937	4,054
Washington Mutual Mortgage Securities Corp.
4.649% due 12/25/2027 (a)		2,545	2,544
4.699% due 12/25/2027 (a)		47,545	47,605
4.816% due 10/25/2032 (a)		9	9
5.131% due 10/25/2032 (a)		19,642	19,594
5.375% due 02/25/2033 (a)		47	47
5.014% due 05/25/2033 (a)		1,774	1,769
4.324% due 02/27/2034 (a)		129	128
4.237% due 12/25/2040 (a)		6,512	6,496
4.726% due 06/25/2042 (a)		8,281	8,307
Washington Mutual, Inc.
4.669% due 10/25/2045 (a)		116,167	116,239
Wells Fargo Mortgage-Backed Securities Trust
3.989% due 01/25/2035 (a)		513	503

Total Mortgage-Backed Securities (Cost $3,000,041)			2,992,088

ASSET-BACKED SECURITIES 2.9%
AAA Trust
4.291% due 04/25/2035 (a)		196,503	196,749
Aames Mortgage Investment Trust
4.459% due 08/25/2035 (a)		15,497	15,507
4.499% due 10/25/2035 (a)		57,232	57,280
Accredited Mortgage Loan Trust
4.479% due 04/25/2035 (a)		3,227	3,230
ACE Securities Corp.
4.469% due 06/25/2035 (a)		5,446	5,450
Advanta Mortgage Loan Trust
4.754% due 11/25/2029 (a)		546	547
8.250% due 08/25/2030 (a)		6,356	6,470
Aegis Asset-Backed Securities Trust
4.579% due 09/25/2034 (a)		29,323	29,341
4.181% due 10/25/2034 (a)		54,530	54,596
4.529% due 03/25/2035 (a)		7,630	7,637
American Express Credit Account Master Trust
4.499% due 03/16/2006 (a)		10,800	10,810
Ameriquest Mortgage Securities, Inc.
5.199% due 10/25/2031 (a)		4,607	4,613
4.789% due 03/25/2033 (a)		793	794
4.809% due 10/25/2033 (a)		437	438
4.489% due 10/25/2035 (a)		13,411	13,421
Amortizing Residential Collateral Trust
4.649% due 06/25/2032 (a)		783	784
Argent Securities, Inc.
4.499% due 10/25/2035 (a)		28,869	28,889
4.519% due 12/25/2035 (a)		22,970	22,977
Asset-Backed Securities Corp. Home Equity
4.459% due 03/25/2035 (a)		8,563	8,569
4.489% due 11/25/2035 (a)		77,766	77,821
BA Master Credit Card Trust
4.489% due 06/15/2008 (a)		22,818	22,844
Bank One Heloc Trust
4.630% due 04/20/2020 (a)		3,397	3,401
Bank One Issuance Trust
4.419% due 10/15/2008 (a)		12,922	12,931
4.419% due 02/17/2009 (a)		53,900	53,949
Bear Stearns Asset-Backed Securities, Inc.
4.629% due 02/25/2030 (a)		3,156	3,160
4.589% due 07/25/2031 (a)		34,476	34,509
4.589% due 09/25/2031 (a)		19,790	19,810
4.709% due 10/25/2032 (a)		7,923	7,939
4.779% due 10/25/2032 (a)		4,875	4,898
4.549% due 12/25/2042 (a)		16,765	16,774
5.086% due 06/25/2043 (a)		7,662	7,625
Brazos Student Finance Corp.
4.950% due 06/01/2023 (a)		11,347	11,442
4.561% due 12/01/2025 (a)		7,770	7,775
Capital Auto Receivables Asset Trust
4.459% due 04/16/2007 (a)		37,433	37,470
Carrington Mortgage Loan Trust
4.459% due 06/25/2035 (a)		57,878	57,914
4.499% due 09/25/2035 (a)		76,473	76,484
Cendant Mortgage Corp.
6.000% due 10/21/2033 (a)		7,789	7,832
Centex Home Equity Co. LLC
4.659% due 01/25/2034 (a)		5	5
4.469% due 06/25/2035 (a)		7,909	7,915
Champion Home Equity Loan Trust
4.639% due 03/25/2029 (a)		268	268
Chase Credit Card Master Trust
4.509% due 06/16/2008 (a)		19,600	19,616
4.489% due 09/15/2008 (a)		4,175	4,180
Chase Funding Mortgage Loan Asset-Backed Certificates
4.699% due 08/25/2032 (a)		4,908	4,915
Citigroup Mortgage Loan Trust, Inc.
4.489% due 09/25/2035 (a)		41,695	41,724
Cityscape Home Equity Loan Trust
7.650% due 09/25/2025		44	44
Colonial Advisory Services CBO I Ltd.
3.696% due 06/20/2008 (a)		385	385
Community Program Loan Trust
4.500% due 10/01/2018		11,230	11,065
4.500% due 04/01/2029		26,000	23,988
Conseco Finance Corp.
4.739% due 10/15/2031 (a)		2,506	2,507
4.819% due 05/15/2032 (a)		145	145
Countrywide Asset-Backed Certificates
4.529% due 05/25/2035 (a)		3,757	3,758
4.459% due 06/25/2035 (a)		122,467	122,550
4.499% due 06/25/2035 (a)		17,924	17,935
4.529% due 06/25/2035 (a)		40,427	40,452
4.479% due 07/25/2035 (a)		11,278	11,287
CS First Boston Mortgage Securities Corp.
4.729% due 07/25/2032 (a)		2,828	2,834
4.749% due 08/25/2032 (a)		2,984	2,994
Delta Funding Home Equity Loan Trust
4.779% due 09/15/2029 (a)		491	491
Denver Arena Trust
6.940% due 11/15/2019		3,343	3,392
Discover Card Master Trust I
4.744% due 10/16/2013 (a)		400	407
EQCC Home Equity Loan Trust
7.448% due 08/25/2030 (a)		8	8
Equity One ABS, Inc.
4.659% due 11/25/2032 (a)		51	51
4.539% due 07/25/2034 (a)		185	185
Equivantage Home Equity Loan Trust
6.550% due 10/25/2025 (a)		9	9
First Alliance Mortgage Loan Trust
4.819% due 01/25/2025 (a)		59	59
5.130% due 03/20/2031 (a)		2,969	2,972
First Franklin Mortgage Loan Asset Backed Certificates
4.559% due 06/25/2024 (a)		9,375	9,382
4.459% due 04/25/2034 (a)		11,664	11,673
4.459% due 04/25/2035 (a)		23,896	23,912
First NLC Trust
4.489% due 09/25/2035 (a)		14,785	14,795
First USA Credit Card Master Trust
4.520% due 09/19/2008 (a)		19,900	19,914
FMAC Loan Receivables Trust
7.900% due 04/15/2019		20	17
6.500% due 09/15/2020		91	70
Ford Credit Auto Owner Trust
4.419% due 01/15/2007 (a)		5,079	5,083
Fremont Home Loan Trust
4.489% due 02/25/2035 (a)		186	187
4.479% due 06/25/2035 (a)		9,750	9,759
4.489% due 06/25/2035 (a)		19,078	19,088
4.499% due 07/25/2035 (a)		46,518	46,547
4.479% due 11/25/2035 (a)		28,299	28,319
GMAC Mortgage Corp. Loan Trust
7.950% due 03/25/2030 (a)		1,316	1,313
Green Tree Financial Corp.
6.240% due 11/01/2016		53	53
6.870% due 02/01/2030		1,185	1,201
6.480% due 12/01/2030		55	56
6.160% due 02/01/2031		8,111	8,157
Greenpoint Manufactured Housing
7.270% due 06/15/2029		110	117
GSAMP Trust
4.479% due 03/25/2035 (a)		13,944	13,955
Home Equity Asset Trust
4.679% due 11/25/2032 (a)		154	154
4.489% due 02/25/2036 (a)		54,456	54,499
Home Equity Mortgage Trust
4.569% due 10/25/2034 (a)		10,630	10,637
Household Mortgage Loan Trust
4.670% due 05/20/2032 (a)		20,684	20,710
4.720% due 02/20/2033 (a)		1,621	1,622
IMC Home Equity Loan Trust
7.500% due 04/25/2026		121	121
6.780% due 07/25/2026 (a)		104	103
7.520% due 08/20/2028		32	32
7.310% due 11/20/2028		60	60
Indymac Home Equity Loan Asset-Backed Trust
4.959% due 07/25/2030 (a)		93	93
Indymac Residential Asset-Backed Trust
4.489% due 10/25/2035 (a)		97,416	97,492
Irwin Home Equity Loan Trust
4.754% due 06/25/2021 (a)		1,804	1,806
IXIS Real Estate Capital Trust
3.940% due 06/25/2035 (a)		291	291
Long Beach Mortgage Loan Trust
4.499% due 09/25/2035 (a)		4,277	4,280
Merrill Lynch Mortgage Investors, Inc.
4.489% due 10/25/2035 (a)		1,714	1,716
4.469% due 12/25/2035 (a)		23,288	23,304
Mid-State Trust
8.330% due 04/01/2030		30,575	32,339
7.340% due 07/01/2035		1,253	1,311
6.340% due 10/15/2036		27,819	28,638
7.791% due 03/15/2038		5,205	5,647
Morgan Stanley Asset-Backed Securities Capital I, Inc.
4.719% due 08/25/2033 (a)		19	19
Morgan Stanley Dean Witter Capital I, Inc.
4.709% due 07/25/2032 (a)		233	235
Morgan Stanley Home Equity Loans
4.499% due 12/25/2034 (a)		7,433	7,438
MPC Natural Gas Funding Trust
6.200% due 03/15/2013		6,014	6,193
Nelnet Student Loan Trust
3.904% due 06/22/2011 (a)		3,173	3,173
New Century Home Equity Loan Trust
7.540% due 06/25/2029 (a)		7	7
7.320% due 07/25/2029 (a)		2	2
4.549% due 05/25/2034 (a)		5,254	5,257
4.629% due 08/25/2034 (a)		2,620	2,622
4.519% due 02/25/2035 (a)		755	756
4.489% due 03/25/2035 (a)		7,412	7,417
Nissan Auto Receivables Owner Trust
3.990% due 01/15/2008		8,100	8,067
Novastar Home Equity Loan
4.654% due 04/25/2028 (a)		122	122
NPF XII, Inc.
1.000% due 11/01/2024 (c)		49,000	3,867
Option One Mortgage Loan Trust
4.959% due 06/25/2030 (a)		948	948
Park Place Securities, Inc.
4.459% due 06/25/2035 (a)		31,618	31,632
4.489% due 08/25/2035 (a)		7,986	7,992
3.950% due 01/25/2036 (a)		41	41
Popular ABS Mortgage Pass-Through Trust
4.489% due 08/25/2035 (a)		13,591	13,602
Quest Trust
4.809% due 08/25/2011 (a)		10,682	10,712
4.597% due 06/25/2034 (a)		3,244	3,253
RAAC Series
4.559% due 06/25/2013 (a)		789	790
Redwood Capital Ltd.
6.354% due 01/09/2006 (a)		5,000	5,005
Renaissance Home Equity Loan Trust
4.729% due 08/25/2032 (a)		3,208	3,221
4.579% due 03/25/2034 (a)		3,077	3,079
4.539% due 05/25/2034 (a)		700	700
4.190% due 11/25/2034 (a)		511	512
4.579% due 02/25/2035 (a)		15,204	15,227
Residential Asset Mortgage Products, Inc.
4.519% due 05/25/2024 (a)		3,364	3,367
4.489% due 01/25/2025 (a)		24,400	24,417
4.519% due 02/25/2026 (a)		1,090	1,091
4.519% due 05/25/2026 (a)		37	37
4.509% due 06/25/2027 (a)		15,615	15,630
4.679% due 01/25/2034 (a)		38,142	38,210
4.479% due 12/25/2034 (a)		31,775	31,802
4.509% due 01/25/2035 (a)		8,909	8,917
4.489% due 02/25/2035 (a)		4,941	4,945
Residential Asset Securities Corp.
4.479% due 03/25/2025 (a)		8,019	8,025
4.479% due 05/25/2027 (a)		61,258	61,299
4.479% due 10/25/2028 (a)		28,204	28,223
4.509% due 01/25/2035 (a)		4,560	4,563
Residential Mortgage Loan Trust
5.879% due 09/25/2029 (a)		52	52
Salomon Brothers Mortgage Securities VII, Inc.
4.659% due 09/25/2028 (a)		3,025	3,030
4.679% due 03/25/2032 (a)		2,111	2,117
Saxon Asset Securities Trust
4.639% due 11/25/2033 (a)		545	546
4.539% due 08/25/2035 (a)		15,698	15,710
SLM Student Loan Trust
4.749% due 10/25/2010 (a)		72	72
4.400% due 04/25/2011 (a)		430	431
4.170% due 01/25/2012 (a)		74,707	74,755
4.210% due 01/25/2013 (a)		17,942	17,941
4.257% due 01/25/2013 (a)		54,200	54,164
4.230% due 04/25/2014 (a)		15,704	15,721
Soundview Home Equity Loan Trust
4.499% due 02/25/2035 (a)		1,370	1,371
4.549% due 04/25/2035 (a)		53,365	53,403
4.190% due 05/25/2035 (a)		49,883	49,912
Specialty Underwriting & Residential Finance
4.709% due 06/25/2034 (a)		8	8
Structured Asset Investment Loan Trust
4.529% due 10/25/2013 (a)		1,962	1,963
4.559% due 12/25/2013 (a)		14,578	14,589
4.499% due 02/25/2014 (a)		4,598	4,601
4.729% due 04/25/2033 (a)		5,543	5,550
4.579% due 04/25/2034 (a)		11,271	11,280
Structured Asset Securities Corp.
4.829% due 02/25/2033 (a)		1,020	1,024
4.579% due 10/25/2034 (a)		15,558	15,572
4.469% due 02/25/2035 (a)		6,090	6,094
4.499% due 02/25/2035 (a)		2,655	2,657
4.900% due 04/25/2035 (a)		55,647	54,514
Terwin Mortgage Trust
4.499% due 07/25/2035 (a)		17,825	17,838
4.529% due 04/25/2036 (a)		9,563	9,570
Toyota Auto Receivables Owner Trust
4.399% due 08/15/2007 (a)		1,762	1,763
Wachovia Mortgage Loan Trust LLC
4.489% due 10/25/2035 (a)		47,609	47,642
Wells Fargo Home Equity Trust
4.549% due 09/25/2034 (a)		8,095	8,101
WMC Mortgage Loan
5.269% due 10/15/2029 (a)		5,392	5,397
5.049% due 05/15/2030 (a)		5,498	5,503

Total Asset-Backed Securities (Cost $2,666,758)			2,632,580

SOVEREIGN ISSUES 3.9%
Brazilian Government International Bond
5.188% due 04/15/2006 (a)		19,020	19,033
5.250% due 04/15/2009 (a)		50,441	50,245
10.271% due 06/29/2009 (a)		3,800	4,394
9.250% due 10/22/2010		900	1,009
11.000% due 01/11/2012		2,490	3,044
5.250% due 04/15/2012 (a)		29,889	29,590
10.500% due 07/14/2014		9,800	12,034
7.875% due 03/07/2015		32,200	34,373
8.000% due 01/15/2018		496,024	536,450
8.875% due 10/14/2019		24,900	27,963
Colombia Government International Bond
10.750% due 01/15/2013		90	112
Hong Kong Government International Bond
5.125% due 08/01/2014		150	150
Mexico Government International Bond
0.000% due 06/30/2006 (a)		1,000	21
0.000% due 06/30/2007 (a)		1,000	26
10.375% due 02/17/2009		582	671
9.875% due 02/01/2010		3,900	4,584
8.375% due 01/14/2011		23,693	27,069
7.500% due 01/14/2012		9,160	10,236
6.375% due 01/16/2013		97,275	103,598
6.625% due 03/03/2015		17,000	18,658
11.375% due 09/15/2016		4,450	6,553
8.125% due 12/30/2019		28,000	34,440
8.000% due 09/24/2022		30,810	38,089
8.300% due 08/15/2031		239,890	308,858
Panama Government International Bond
9.625% due 02/08/2011		12,600	14,774
9.375% due 07/23/2012		49,060	57,646
9.375% due 01/16/2023		44,520	55,984
8.875% due 09/30/2027		29,750	35,551
Peru Government International Bond
9.125% due 01/15/2008		13,000	14,040
9.125% due 02/21/2012		118,900	136,438
9.875% due 02/06/2015		8,500	10,243
4.500% due 03/07/2017 (a)		11,275	10,852
5.000% due 03/07/2017 (a)		10,780	10,106
Russia Government International Bond
8.250% due 03/31/2010		480	512
5.000% due 03/31/2030 (a)		390,415	441,708
South Africa Government International Bond
2.120% due 03/26/2009 (a)		2,000	2,028
9.125% due 05/19/2009		28,525	32,055
6.500% due 06/02/2014		27,000	29,261
Ukraine Government International Bond
6.875% due 03/04/2011		8,000	8,308

Total Sovereign Issues (Cost $3,341,726)			3,572,301

FOREIGN CURRENCY-DENOMINATED ISSUES (n) 0.4%
Banque Centrale de Tunisie
7.500% due 08/06/2009	EC	2,300	3,088
Canadian Government Bond
3.000% due 06/01/2006	C$	791	679
3.000% due 12/01/2036 (f)		36,251	42,951
El Paso Corp.
7.125% due 05/06/2009	EC	63,300	77,938
Ford Motor Credit Co.
5.625% due 06/06/2006		5,000	5,880
6.750% due 01/14/2008		8,000	8,909
5.250% due 06/16/2008		15,000	8,178
France Government International Bond
5.000% due 01/12/2006		355,360	420,929
2.250% due 03/12/2006		497,000	588,012
Gaz Capital S.A.
5.875% due 06/01/2015		20,000	25,531
General Motors Acceptance Corp.
4.375% due 09/26/2006		3,000	3,445
HBOS Treasury Services PLC
4.875% due 03/29/2049 (a)		14,090	17,775
Italy Government International Bond
1.650% due 09/15/2008		39,401	47,464
KBC Bank Fund Trust IV
8.220% due 11/29/2049 (a)		5,000	6,888
Lloyds TSB Capital I
7.375% due 02/07/2049 (a)		26,000	36,676
Mexico Government International Bond
6.750% due 06/06/2006	JY	2,000,000	17,425
7.500% due 03/08/2010	EC	5,000	6,810
Netherlands Government Bond
6.000% due 01/15/2006		114,600	135,813
New Zealand Government Bond
4.500% due 02/15/2016 (f)	N$	81,500	75,096
Poland Government Bond
5.750% due 03/24/2010	PZ	54,490	17,285
Republic of Germany
5.000% due 02/17/2006	EC	250,000	296,841
United Kingdom Gilt
5.000% due 03/07/2012	BP	50	90

Total Foreign Currency-Denominated Issues (Cost $327,691)			402,108

		Notional Amount (000s)
PURCHASED CALL OPTIONS (n) 0.1%
1-Year Interest Rate Swap (OTC)
Strike @ 4.800%* Exp. 02/01/2006		$1,173,400	330
Strike @ 4.700%* Exp. 02/01/2006		2,498,000	210
2-Year Interest Rate Swap (OTC)
Strike @ 4.500%* Exp. 04/04/2006		2,300,000	1,276
Strike @ 4.500%* Exp. 04/06/2006		1,588,100	916
Strike @ 4.750%* Exp. 05/02/2006		3,374,000	7,585
Strike @ 4.650%*** Exp. 06/12/2006	BP	461,000	3,654
Strike @ 4.750%* Exp. 08/07/2006		$3,988,000	14,783
Strike @ 4.750%* Exp. 08/08/2006		1,174,000	4,368
Strike @ 4.500%* Exp. 10/04/2006		1,295,300	3,349
Strike @ 4.250%* Exp. 10/11/2006		1,768,000	2,512
Strike @ 4.250%* Exp. 10/12/2006		1,567,000	2,241
Strike @ 4.500%* Exp. 10/18/2006		3,050,000	8,455
Strike @ 4.250%* Exp. 10/19/2006		507,000	756
Strike @ 4.250%* Exp. 10/24/2006		912,000	1,399
Strike @ 4.250%* Exp. 10/25/2006		2,320,000	3,580
Strike @ 4.800%* Exp. 12/22/2006		2,674,000	15,891
30-Year Interest Rate Swap (OTC)
Strike @ 4.500%* Exp. 06/02/2006		435,700	1,941
U.S. Dollar versus Japanese Yen (OTC)
Strike @ JY120.700 Exp. 12/11/2006		165,000	1,503
		# of Contracts
90-Day Eurodollar March Futures (CME)
Strike @ $95.250 Exp. 03/13/2006		11,909	1,712

Total Purchased Call Options (Cost $118,144)			76,461

PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $91.750 Exp. 12/18/2006		25,205	157
Strike @ $92.000 Exp. 12/18/2006		63,487	397
Strike @ $92.250 Exp. 12/18/2006		400	3
90-Day Eurodollar June Futures (CME)
Strike @ $93.000 Exp. 06/19/2006		51,367	321
Strike @ $93.250 Exp. 06/19/2006		15,000	94
Strike @ $93.500 Exp. 06/19/2006		5,500	34
Strike @ $94.000 Exp. 06/19/2006		25,879	162
90-Day Eurodollar September Futures (CME)
Strike @ $92.500 Exp. 09/18/2006		27,983	175

Total Purchased Put Options (Cost $2,203)			1,343

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS 33.8%
Certificates of Deposit 4.5%
Citibank New York N.A.
4.230% due 02/06/2006		$255,000	255,000
4.290% due 02/15/2006		303,700	303,700
4.340% due 02/23/2006		395,000	395,000
4.405% due 03/07/2006		270,100	270,100
4.445% due 03/20/2006		245,000	245,000
HSBC Bank USA
4.255% due 02/09/2006		40,000	40,000
Skandinaviska Enskilda Banken AB
3.270% due 01/23/2006		100,000	100,000
Unicredito Italiano SpA
4.042% due 01/06/2006		190,000	190,000
4.265% due 02/08/2006		270,000	270,000
4.325% due 02/21/2006		286,000	286,000
Wells Fargo Bank, N.A.
4.280% due 01/03/2006		800,000	800,000
4.310% due 01/04/2006		500,000	500,000
4.400% due 01/06/2006		419,600	419,600

			4,074,400

Commercial Paper 18.4%
Anz (Delaware), Inc.
4.065% due 01/19/2006		7,100	7,087
4.070% due 01/19/2006		2,475	2,471
4.180% due 02/06/2006		300,000	298,816
4.280% due 02/23/2006		197,200	196,004
Anz National International Ltd.
4.085% due 01/17/2006		4,700	4,693
4.100% due 01/24/2006		223,500	222,965
4.100% due 01/25/2006		147,300	146,931
4.180% due 02/03/2006		30,300	30,191
4.300% due 03/17/2006		22,000	21,794
4.380% due 03/21/2006		141,300	139,904
ASB Bank Ltd.
4.070% due 01/17/2006		8,300	8,287
3.970% due 01/20/2006		100,000	99,813
4.180% due 02/03/2006		32,500	32,383
4.230% due 02/08/2006		25,000	24,894
4.230% due 02/10/2006		16,900	16,825
4.250% due 02/10/2006		1,500	1,493
Bank of America Corp.
4.140% due 01/24/2006		165,700	165,300
4.255% due 02/15/2006		155,000	154,212
4.415% due 04/13/2006		200,000	197,444
Bank of England
1.000% due 01/12/2006		25,000	29,581
2.279% due 01/12/2006		82,750	97,912
Bank of Ireland
3.830% due 01/19/2006		382,800	382,148
3.965% due 01/27/2006		196,200	195,681
3.970% due 01/27/2006		135,900	135,540
4.340% due 02/14/2006		28,100	27,958
4.310% due 03/13/2006		19,200	19,030
4.395% due 03/20/2006		150,000	148,536
Barclays U.S. Funding Corp.
4.230% due 02/10/2006		19,000	18,915
4.170% due 02/24/2006		11,600	11,530
4.190% due 02/27/2006		47,400	47,097
4.200% due 02/27/2006		21,700	21,561
4.305% due 02/28/2006		36,300	36,057
4.410% due 03/29/2006		9,500	9,396
BNP Paribas Finance
4.235% due 02/14/2006		23,000	22,886
4.118% due 02/21/2006		3,100	3,083
4.155% due 02/27/2006		19,000	18,879
4.305% due 02/28/2006		18,400	18,277
4.430% due 04/20/2006		18,600	18,346
Caisse d’Amortissement de la Dette Sociale
4.190% due 02/07/2006		100,000	99,593
4.420% due 03/27/2006		100,000	98,936
CBA (de) Finance
4.260% due 01/09/2006		70,100	70,050
4.000% due 01/10/2006		3,000	2,998
4.100% due 01/23/2006		8,100	8,082
4.100% due 01/24/2006		20,400	20,351
4.120% due 01/24/2006		11,200	11,173
4.120% due 01/25/2006		10,300	10,274
4.150% due 01/31/2006		23,600	23,524
4.225% due 02/15/2006		5,600	5,572
4.270% due 02/21/2006		35,600	35,393
4.380% due 03/14/2006		7,400	7,333
4.385% due 03/20/2006		9,400	9,308
4.390% due 03/22/2006		10,200	10,098
4.400% due 03/23/2006		34,900	34,546
4.400% due 03/28/2006		22,200	21,961
Cox Communications, Inc.
3.688% due 01/11/2006		100,000	100,000
3.688% due 01/17/2006		16,300	16,300
Danske Corp.
4.270% due 01/03/2006		11,400	11,400
4.320% due 01/03/2006		13,100	13,100
4.320% due 01/04/2006		616,600	616,526
3.800% due 01/17/2006		25,400	25,362
4.060% due 01/17/2006		19,100	19,070
4.055% due 01/19/2006		23,200	23,158
4.100% due 01/26/2006		52,300	52,163
4.030% due 02/06/2006		3,200	3,188
4.170% due 02/06/2006		7,500	7,470
4.035% due 02/07/2006		30,600	30,480
4.160% due 02/07/2006		22,900	22,807
4.110% due 02/21/2006		300,000	298,322
4.220% due 02/27/2006		16,700	16,592
Dexia Delaware LLC
4.280% due 01/09/2006		20,000	19,986
4.280% due 01/09/2006		31,052	31,030
4.280% due 01/10/2006		6,100	6,095
4.190% due 01/17/2006		42,975	42,905
4.140% due 01/30/2006		16,800	16,748
4.160% due 02/02/2006		7,400	7,374
4.175% due 02/02/2006		193,200	192,528
4.220% due 02/02/2006		300	299
4.180% due 02/03/2006		11,000	10,960
4.180% due 02/07/2006		13,900	13,844
4.190% due 02/07/2006		38,670	38,512
4.200% due 02/07/2006		500	498
4.230% due 02/17/2006		22,900	22,779
4.130% due 02/21/2006		30,000	29,831
4.270% due 02/22/2006		240,000	238,577
4.340% due 03/06/2006		4,200	4,166
4.350% due 03/07/2006		191,000	189,449
4.375% due 03/13/2006		2,100	2,081
4.380% due 03/14/2006		15,500	15,360
4.385% due 03/14/2006		29,500	29,234
4.385% due 03/22/2006		89,500	88,604
4.415% due 04/13/2006		12,700	12,538
DnB NORBank ASA
3.800% due 01/13/2006		4,600	4,595
4.020% due 01/13/2006		2,200	2,198
4.060% due 01/19/2006		10,500	10,481
4.190% due 02/08/2006		29,000	28,878
4.230% due 02/08/2006		3,900	3,884
4.300% due 02/08/2006		800	797
4.230% due 02/16/2006		15,800	15,718
4.265% due 02/22/2006		21,000	20,876
4.255% due 03/08/2006		6,800	6,744
4.385% due 03/13/2006		9,800	9,713
4.380% due 03/15/2006		5,400	5,351
Fannie Mae
3.683% due 01/04/2006		339	339
3.941% due 01/11/2006		12,500	12,489
3.943% due 01/11/2006		10,975	10,965
3.765% due 01/18/2006		140	140
3.958% due 01/18/2006		27,320	27,275
4.040% due 01/25/2006		76,115	75,927
4.060% due 02/01/2006		38,200	38,075
3.844% due 02/08/2006		1,900	1,892
3.845% due 02/08/2006		192	191
3.980% due 02/22/2006		2,800	2,784
3.668% due 03/01/2006		6,500	6,456
4.083% due 03/08/2006		12,500	12,397
4.244% due 03/08/2006		18,753	18,598
4.246% due 03/08/2006		5,600	5,554
4.225% due 03/15/2006		31,463	31,176
4.234% due 03/15/2006		14,800	14,665
3.860% due 03/22/2006		157	155
3.913% due 03/22/2006		92,289	91,365
4.089% due 03/22/2006		2,300	2,277
4.300% due 03/27/2006		70,000	69,255
4.340% due 04/05/2006		15,790	15,604
4.340% due 05/24/2006		3,900	3,830
4.355% due 05/31/2006		73,725	72,333
Federal Home Loan Bank
3.350% due 01/03/2006		624,800	624,800
3.890% due 01/04/2006		177	177
3.930% due 01/11/2006		22,900	22,880
3.955% due 01/11/2006		900	899
3.960% due 01/13/2006		22,411	22,386
3.980% due 01/20/2006		36,300	36,232
4.030% due 01/25/2006		12,600	12,569
4.055% due 01/27/2006		48,300	48,169
4.065% due 02/01/2006		17,195	17,139
3.750% due 02/03/2006		125	125
3.840% due 02/22/2006		1,498	1,490
ForeningsSparbanken AB
4.020% due 01/11/2006		300	300
4.050% due 01/19/2006		5,700	5,690
4.075% due 01/20/2006		16,700	16,668
4.220% due 02/03/2006		10,300	10,263
4.400% due 04/10/2006		267,900	264,578
Fortis Funding LLC
3.965% due 01/30/2006		15,100	15,055
Freddie Mac
3.950% due 01/09/2006		1,924	1,923
3.655% due 01/10/2006		372	372
3.843% due 01/10/2006		2,858	2,856
3.979% due 01/24/2006		25,843	25,782
4.000% due 01/24/2006		222,700	222,180
3.776% due 01/31/2006		1,472	1,468
4.095% due 02/07/2006		21,100	21,016
3.850% due 02/21/2006		28,377	28,218
4.127% due 02/21/2006		3,100	3,082
3.655% due 02/28/2006		72,700	72,223
4.160% due 02/28/2006		15,100	15,001
4.234% due 03/07/2006		1,700	1,686
4.246% due 03/07/2006		132,750	131,672
3.780% due 03/14/2006		15,295	15,157
3.845% due 03/21/2006		729	722
4.335% due 04/04/2006		2,675	2,644
4.340% due 04/10/2006		11,097	10,959
4.337% due 04/13/2006		6,000	5,923
4.225% due 04/25/2006		83,800	82,602
4.345% due 05/08/2006		13,099	12,890
4.410% due 06/19/2006		2,600	2,545
General Electric Capital Corp.
4.060% due 01/17/2006		18,700	18,670
4.090% due 01/19/2006		17,300	17,269
4.120% due 01/24/2006		18,400	18,356
4.130% due 01/25/2006		27,900	27,830
4.140% due 01/27/2006		52,400	52,255
4.170% due 02/01/2006		23,800	23,720
HBOS Treasury Services PLC
4.125% due 01/26/2006		38,700	38,598
4.130% due 01/26/2006		6,500	6,483
3.970% due 01/30/2006		70,000	69,792
4.165% due 02/01/2006		97,100	96,774
4.170% due 02/06/2006		66,888	66,625
4.175% due 02/06/2006		2,000	1,992
4.175% due 02/07/2006		11,400	11,354
4.210% due 02/07/2006		550	548
4.200% due 02/15/2006		900	895
4.240% due 02/15/2006		3,400	3,383
4.240% due 02/16/2006		142,200	141,463
4.270% due 02/21/2006		9,600	9,544
4.270% due 02/22/2006		3,700	3,678
4.285% due 02/24/2006		16,500	16,398
4.160% due 02/27/2006		9,700	9,638
4.190% due 02/27/2006		47,000	46,699
4.310% due 02/27/2006		6,500	6,457
4.330% due 02/27/2006		11,600	11,523
4.405% due 03/29/2006		51,700	51,136
ING U.S. Funding LLC
4.340% due 02/28/2006		51,500	51,152
4.380% due 03/13/2006		14,000	13,876
IXIS Commercial Paper Corp.
4.010% due 01/05/2006		77,200	77,183
4.180% due 02/06/2006		18,700	18,626
4.195% due 02/09/2006		9,800	9,758
4.270% due 02/22/2006		97,400	96,822
4.410% due 04/04/2006		6,900	6,820
4.440% due 04/19/2006		27,800	27,424
Lloyds TSB Bank PLC
4.270% due 01/17/2006		19,161	19,129
4.190% due 02/09/2006		228,500	227,516
National Australia Funding, Inc.
4.270% due 01/09/2006		6,000	5,996
Nissan Motors Acceptance Corp.
4.430% due 01/23/2006		99,300	99,056
Nordea N.A., Inc.
3.975% due 01/04/2006		26,700	26,697
4.050% due 01/04/2006		5,900	5,899
3.810% due 01/13/2006		65,200	65,131
4.160% due 01/19/2006		1,300	1,298
4.160% due 02/02/2006		78,700	78,427
4.170% due 02/03/2006		112,400	111,996
4.180% due 02/06/2006		36,200	36,057
4.185% due 02/07/2006		163,500	162,835
4.230% due 02/09/2006		13,600	13,541
4.270% due 02/23/2006		155,000	154,062
4.310% due 02/28/2006		6,400	6,357
4.345% due 03/06/2006		4,200	4,166
4.350% due 03/07/2006		50,000	49,594
4.350% due 03/07/2006		50,000	49,594
4.375% due 03/09/2006		6,400	6,346
4.380% due 03/09/2006		18,200	18,048
Oesterreichische
3.910% due 02/22/2006		137,270	136,525
Rabobank USA Financial Corp.
4.150% due 01/03/2006		801,128	801,128
4.270% due 01/03/2006		31,300	31,300
4.290% due 01/03/2006		661,600	661,600
4.060% due 01/20/2006		15,000	14,971
4.360% due 05/08/2006		100,000	98,406
San Paolo IMI U.S. Financial Co.
4.040% due 01/17/2006		13,800	13,778
4.355% due 02/22/2006		213,500	212,209
Sanofi-Aventis
4.190% due 01/11/2006		94,100	94,012
4.340% due 02/08/2006		40,141	39,967
4.350% due 02/22/2006		147,486	146,595
Skandinaviska Enskilda Banken AB
3.985% due 01/05/2006		1,000	1,000
4.070% due 01/19/2006		2,000	1,996
4.170% due 02/03/2006		7,000	6,975
4.210% due 02/09/2006		10,500	10,455
4.350% due 02/09/2006		1,400	1,394
4.255% due 02/17/2006		10,200	10,146
Societe Generale N.A.
4.310% due 01/03/2006		43,300	43,300
4.060% due 01/17/2006		6,900	6,889
3.960% due 01/27/2006		3,700	3,690
3.975% due 01/27/2006		8,400	8,378
4.145% due 02/01/2006		39,600	39,468
4.030% due 02/03/2006		9,000	8,969
4.035% due 02/06/2006		37,800	37,656
4.260% due 02/21/2006		22,900	22,767
4.270% due 02/22/2006		92,500	91,951
4.340% due 03/06/2006		12,400	12,301
4.430% due 04/20/2006		51,200	50,501
4.440% due 04/20/2006		5,000	4,932
Spintab AB
3.990% due 01/05/2006		112,200	112,175
4.170% due 02/01/2006		3,900	3,887
4.200% due 02/08/2006		61,000	60,744
4.200% due 02/09/2006		24,300	24,195
4.280% due 02/14/2006		5,600	5,572
4.340% due 03/01/2006		150,000	148,969
Statens Bostadsfin Bank
4.180% due 02/01/2006		13,700	13,654
4.185% due 02/03/2006		40,000	39,856
4.190% due 02/09/2006		41,000	40,823
3.930% due 03/22/2006		27,400	27,126
3.930% due 03/24/2006		50,000	49,487
Svenska Handelsbanken, Inc.
3.990% due 01/09/2006		94,600	94,537
4.000% due 01/11/2006		3,000	2,997
4.010% due 01/11/2006		19,000	18,983
4.030% due 01/11/2006		5,000	4,996
4.400% due 03/23/2006		13,800	13,660
Toyota Motor Credit Corp.
4.130% due 01/27/2006		41,600	41,485
UBS Finance Delaware LLC
4.190% due 01/03/2006		1,394,400	1,394,400
4.270% due 01/03/2006		80,750	80,750
4.290% due 01/03/2006		23,900	23,900
4.300% due 01/03/2006		57,200	57,200
3.800% due 01/12/2006		64,700	64,639
3.985% due 01/12/2006		4,000	3,996
4.090% due 01/12/2006		675	674
4.055% due 01/18/2006		25,900	25,856
4.055% due 01/19/2006		12,600	12,577
3.945% due 01/26/2006		29,400	29,326
4.140% due 01/26/2006		12,700	12,666
3.970% due 01/30/2006		18,600	18,545
3.975% due 01/30/2006		16,400	16,351
4.150% due 01/30/2006		10,200	10,168
4.110% due 02/22/2006		1,400	1,392
4.220% due 02/22/2006		1,800	1,789
4.155% due 02/28/2006		107,100	106,408
4.220% due 03/02/2006		8,700	8,641
4.280% due 03/02/2006		18,400	18,273
4.415% due 04/17/2006		64,400	63,545
4.440% due 04/28/2006		6,500	6,405
Unicredit Delaware, Inc.
4.220% due 02/10/2006		31,300	31,161
Westpac Banking Corp.
4.180% due 02/07/2006		77,000	76,687
4.190% due 02/07/2006		6,900	6,872
4.220% due 03/02/2006		252,000	250,287
4.350% due 03/06/2006		300,000	297,600
4.390% due 03/21/2006		200,000	198,024
Westpac Capital Corp.
4.060% due 01/17/2006		23,200	23,163
4.205% due 02/09/2006		100,000	99,568
Westpac Trust Securities NZ Ltd.
3.970% due 01/03/2006		13,300	13,300
4.000% due 01/03/2006		16,450	16,450
4.440% due 04/21/2006		135,900	134,026
4.440% due 04/28/2006		16,100	15,864

			16,787,160

Repurchase Agreements 3.5%
Lehman Brothers, Inc.
3.400% due 01/03/2006		2,561,600	2,561,600

(Dated 12/30/2005. Collateralized by Treasury Inflation Protected Securities 1.875%-4.250% due 1/15/2010-01/15/2014 valued at $248,124 and U.S. Treasury Notes 3.500-4.500% due 11/15/2008-11/15/2015 valued at $2,369,966. Repurchase proceeds are $2,562,568.)

State Street Bank
3.900% due 01/03/2006		272,000	272,000

(Dated 12/30/2005. Collateralized by Fannie Mae 2.100%-5.500% due 01/30/2006-02/15/2006 valued at $170,764; Federal Home Loan Bank 2.375% due 2/15/2006 valued at $50,310; and Freddie Mac 2.000%-2.040% due 02/17/2006-02/23/2006 valued at $56,372. Repurchase proceeds are $272,118.)

UBS Warburg LLC
3.350% due 01/03/2006		322,600	322,600
(Dated 12/30/2005. Collateralized by U.S. Treasury Strips 0.000% due 05/15/2017-11/15/2018 valued at $328,368. Repurchase proceeds are $322,720.)

			3,156,200

France Treasury Bills 3.9%
1.894% due 01/05/2006-05/24/2006	EC	3,030,485	3,574,113

Germany Treasury Bills 1.5%
1.488% due 01/18/2006-05/17/2006		1,122,800	1,324,150

Netherlands Treasury Bills 0.8%
1.906% due 01/31/2006-05/31/2006		643,480	758,151

Spain Treasury Bill 0.1%
0.000% due 08/18/2006		84,300	98,242

U.S. Treasury Bills 1.1%
3.860% due 01/19/2006-06/01/2006 (g)(h)(i)		$1,040,515	1,031,330

Total Short-Term Instruments (Cost $30,825,270)			30,803,746

Total Investments (b) (Cost $103,858,903)		113.9%	$103,784,390
Written Options (k) (Premiums $271,372)		(0.2%)	(213,920)
Other Assets and Liabilities (Net)		(13.7%)	(12,467,426)

Net Assets		100.0%	$91,103,044

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) As of December 31, 2005, portfolio securities with an aggregate market value of $1,185,728 were valued with reference to securities whose prices are more readily obtainable.

(c) Security is in default.

(d) Principal only security.

(e) Interest only security.

(f) Principal amount of security is adjusted for inflation.

(g) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h) Securities with an aggregate market value of $164,702 have been pledged as collateral for swap and swaption contracts on December 31, 2005.

(i) Securities with an aggregate market value of $554,415 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar Futures	Long	03/2006	1,247	$(229)
90-Day Eurodollar Futures	Long	06/2006	1,247	(234)
90-Day Eurodollar Futures	Long	09/2006	23,814	(26,879)
90-Day Eurodollar Futures	Long	12/2006	85,017	8,639
90-Day Eurodollar Futures	Long	03/2007	105,307	6
90-Day Eurodollar Futures	Long	06/2007	48,664	(4,049)
90-Day Eurodollar Futures	Long	09/2007	26,081	(451)
Euro-Bobl 5-Year Note Futures	Short	03/2006	24,232	3,360
U.S. Treasury 10-Year Note Futures	Long	03/2006	22,927	21,887
U.S. Treasury 2-Year Note Futures	Long	03/2006	8	0
U.S. Treasury 30-Year Bond Futures	Long	03/2006	23,029	34,102
U.S. Treasury 5-Year Note Futures	Long	03/2006	63,185	13,456
United Kingdom 90-Day LIBOR Sterling Interest Rate Futures Put Options Strike @ BP 95.500	Short	12/2006	3,043	(246)

				$49,362

(j) Swap agreements outstanding on December 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2007	BP	702,200	$(991)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/16/2011		442,880	13,289
Barclays Bank PLC	6-month BP-LIBOR	Receive	4.000%	12/15/2035		92,900	(849)
HSBC Bank USA	6-month BP-LIBOR	Pay	4.500%	09/20/2009		325,000	(245)
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		130,500	(93)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		154,700	(133)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Receive	4.000%	12/15/2035		54,200	(375)
UBS Warburg LLC	6-month BP-LIBOR	Pay	4.500%	09/20/2009		250,000	(234)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EC	50,700	361
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		65,400	281
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		58,500	461
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	14,580,300	(2,498)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		7,450,000	(2,486)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		37,080,000	(9,632)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		53,310,000	(17,392)
Bank of America	3-month USD-LIBOR	Pay	5.000%	06/21/2011		$48,000	231
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2008		2,034,700	3,801
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2011		137,600	673
Citibank N.A.	3-month USD-LIBOR	Pay	5.000%	06/21/2026		38,700	967
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2016		680,000	9,036
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/15/2035		190,400	3,600
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2011		205,300	1,004
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2016		166,400	2,214
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/15/2035		187,600	3,480
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2016		170,700	2,272

							$6,742

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.300%	06/20/2006	$10,000	$(531)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	7,500	(160)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	24,100	(493)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.950%	09/20/2006	25,000	(458)
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.770%	12/20/2006	20,000	(832)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.760%	06/20/2007	9,600	(106)
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007	10,000	(398)
Bank of America	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.195%	03/20/2010	50,000	115
Bank of America	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.193%	03/20/2010	50,000	90
Bank of America	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.750%	09/20/2010	5,000	482
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	06/20/2006	20,000	(108)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.100%	06/20/2006	18,300	(145)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.350%	06/20/2006	9,500	52
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.350%	09/20/2006	13,700	(350)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.300%	09/20/2006	7,500	(194)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.050%	12/20/2006	30,000	(924)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%	12/20/2006	15,000	(527)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	9,700	(47)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	800	(4)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	23,000	(174)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%	06/20/2007	10,000	(131)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2007	20,000	(582)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%	06/20/2007	1,100	(26)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.320%	09/20/2007	8,200	(379)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.300%	06/20/2010	14,000	(574)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.950%	06/20/2006	15,000	(156)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	6,050	(155)
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.650%	09/20/2010	2,000	184
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%	09/20/2010	5,000	305
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.160%	09/20/2010	3,000	214
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.100%	12/20/2006	15,000	27
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.600%	03/20/2006	10,000	65
Goldman Sachs & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.100%	06/20/2006	1,700	(106)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.700%	09/20/2006	15,000	(344)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%	09/20/2006	10,000	(222)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.550%	09/20/2006	10,000	(240)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.800%	09/20/2006	2,000	(20)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	10,000	(257)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	2,700	(68)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.400%	12/20/2006	5,600	30
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	600	(2)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.000%	06/20/2007	10,000	(152)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%	06/20/2007	12,000	(16)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.450%	09/20/2007	10,000	(441)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	7,400	(332)
Goldman Sachs & Co.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%	09/20/2010	5,000	358
Goldman Sachs & Co.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850%)	12/20/2010	50,000	(7)
Goldman Sachs & Co.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850%)	12/20/2010	100,000	(166)
Goldman Sachs & Co.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850%)	12/20/2010	100,000	(36)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.400%	06/20/2006	10,000	(165)
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.000%	06/20/2006	4,800	(1)
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.130%	06/20/2006	20,000	11
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.280%	06/20/2006	2,000	(123)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%	06/20/2007	5,000	(166)
HSBC Bank USA	Ford Motor Credit Co. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	5,300	(198)
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	06/20/2007	20,000	(435)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.950%	09/20/2007	7,500	(390)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.350%	12/20/2010	10,000	(78)
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(4.700%)	12/20/2010	10,000	(48)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.250%	03/20/2006	21,600	(170)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%	06/20/2006	10,000	(134)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	12,000	(89)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.300%	06/20/2006	7,000	(30)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.500%	06/20/2006	19,000	(240)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.750%	06/20/2006	14,000	(160)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.100%	06/20/2006	16,000	(74)
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.250%	06/20/2006	18,000	(1,110)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%	09/20/2006	10,000	(264)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.900%	03/20/2007	10,000	(48)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	18,500	(89)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%	06/20/2007	5,000	(34)
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	29,300	(4,319)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%	06/20/2010	10,000	(461)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.250%	12/20/2010	25,000	709
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.150%	06/20/2006	4,000	(71)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%	06/20/2006	3,000	(24)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	20,000	(506)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.350%	09/20/2006	4,700	(124)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.800%	09/20/2006	6,900	(172)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%	09/20/2007	10,600	(459)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.150%	09/20/2007	5,000	(244)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	7,800	(350)
Lehman Brothers, Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.190%	03/20/2010	50,000	62
Lehman Brothers, Inc.	China Government International Bond 4.750% due 10/29/2013	Sell	0.230%	03/20/2010	50,000	133
Lehman Brothers, Inc.	Republic of Turkey 11.875% due 01/15/2030	Buy	(2.260%)	09/20/2010	5,900	(245)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850%)	12/20/2010	50,000	(154)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(2.660%)	12/20/2010	25,000	1,792
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.450% due 07/16/2031	Sell	9.150%	12/20/2006	10,000	(36)
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	4,000	(33)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%	06/20/2006	10,000	(84)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	06/20/2006	7,000	(82)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	13,000	(138)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%	06/20/2006	10,000	(81)
Morgan Stanley Dean Witter & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.580%	06/20/2006	59,200	94
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.550%	09/20/2006	10,000	(240)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Corp. 7.000% due 10/01/2013	Sell	1.550%	09/20/2006	9,600	(231)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	12,000	(304)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	17,000	(430)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	4,000	(103)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	11,400	(289)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.900%	09/20/2006	16,400	(310)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	12/20/2006	23,000	44
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.050%	12/20/2006	20,000	(616)
Morgan Stanley Dean Witter & Co.	Freddie Mac 5.750% due 04/15/2008	Sell	0.215%	02/26/2007	103,300	252
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	18,900	(91)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	7,300	(55)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.200%	09/20/2007	5,900	(284)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007	10,400	(492)
Morgan Stanley Dean Witter & Co.	Republic of Turkey 11.875% due 01/15/2030	Buy	(2.250%)	09/20/2010	1,300	(54)
Morgan Stanley Dean Witter & Co.	Republic of Turkey 11.875% due 01/15/2030	Buy	(2.200%)	10/20/2010	10,000	(383)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.600%	09/20/2006	10,700	(253)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%	09/20/2006	17,000	(377)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.800%	09/20/2006	14,000	(349)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.670%	09/20/2006	22,000	(570)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	12/20/2006	12,300	(512)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.550%	12/20/2006	15,000	(534)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.800%	06/20/2007	10,000	(41)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.000%	06/20/2007	10,000	(152)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%	06/20/2007	6,000	(10)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,000	(224)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.350%	12/20/2010	10,000	(73)
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(4.650%)	12/20/2010	10,000	(29)
Wachovia Bank N.A.	Ford Motor Credit Co. 7.250% due 10/25/2011	Sell	1.200%	06/20/2006	3,000	(52)
Wachovia Bank N.A.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850%)	12/20/2010	167,500	(61)

						$(23,592)

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(k) Written options outstanding on December 31, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$111.000	02/24/2006	44,728	$12,458	$11,182
Call - CME Eurodollar 1-Year Mid-Curve March Futures	95.500	03/10/2006	11,909	2,641	1,861
Call - CME Eurodollar September Futures	95.500	09/18/2006	3,583	974	806
Put - CBOT U.S. Treasury 10-Year Note March Futures	107.000	02/24/2006	45,077	17,254	7,043
Put - CME Eurodollar December Futures	95.000	12/18/2006	2,869	1,389	1,255
Put - CME Eurodollar December Futures	95.250	12/18/2006	89,783	72,736	66,214
Put - CME Eurodollar December Futures	95.500	12/18/2006	14,432	16,090	16,056
Put - CME Eurodollar March Futures	95.250	03/19/2007	3,725	3,480	3,096
Put - CME Eurodollar September Futures	95.000	09/18/2006	6,774	3,538	2,244
Put - CME Eurodollar September Futures	95.250	09/18/2006	18,534	14,340	11,931
Put - CME Eurodollar September Futures	95.500	09/18/2006	3,583	4,198	3,785

				$149,098	$125,473

Name of Issuer	Counterparty	Exercise Rate		Date		Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	4.310	%*	10/19/2006		$217,000	$1,508	$921
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	4.540	%*	04/04/2006		546,000	3,979	897
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	4.540	%*	10/04/2006		463,600	5,431	3,179
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	4.850	%*	12/22/2006		172,000	2,260	2,483
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.700	%*	02/01/2006		400,000	1,280	406
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.540	%*	04/06/2006		680,000	5,151	1,365
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.780	%*	05/02/2006		1,452,000	9,221	9,056
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.780	%*	08/07/2006		1,715,000	14,037	16,260
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.300	%*	10/11/2006		761,000	5,689	3,038
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.560	%*	10/18/2006		1,220,000	12,029	9,128
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.320	%*	10/25/2006		1,001,000	7,063	4,467
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.300	%*	10/12/2006		674,000	4,887	2,702
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.560	%*	10/18/2006		93,000	928	696
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	4.540	%*	04/04/2006		437,000	3,256	851
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.780	%*	08/08/2006		500,000	4,713	4,755
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.540	%*	10/04/2006		90,000	1,074	617
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.850	%*	12/22/2006		978,000	12,836	14,116
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	4.810	%*	02/01/2006		258,100	529	619
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	4.310	%*	10/24/2006		393,000	2,889	1,704
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%*	06/02/2006		1,056,900	13,093	459
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	4.500	%**	12/20/2006	BP	1,774,100	8,643	7,695
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	4.650	%***	06/12/2006		118,900	1,778	3,033

							$122,274	$88,447

*	The Fund will receive a floating rate based on 3-month USD-LIBOR.

**	The Fund will pay a floating rate based on 6-month BP-LIBOR.

***	The Fund will receive a floating rate based on 6-month BP-LIBOR.

(l) Restricted securities as of December 31, 2005:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
DLJ Mortgage Acceptance Corp.	3.844%	08/01/2021	07/21/1992	$690	$657	0.00%
First Interstate Bancorp	8.875%	01/01/2009	01/04/1999	7	6	0.00%
Goldman Sachs Mortgage Corp.	6.000%	12/31/2007	06/24/1993	3,283	3,209	0.00%
Mazda Manufacturing Corp.	10.500%	07/01/2008	03/31/1992	1,181	1,090	0.00%
Sun Life Canada U.S. Capital Trust	8.526%	05/29/2049	01/21/1999	579	593	0.00%
UAL Equipment Trust	11.080%	05/27/2006	12/28/2001	1,001	1,540	0.00%
United Telephone Company of Missouri	6.890%	07/01/2008	09/22/2003	720	696	0.00%
United Telephone Company of the Northwest	6.890%	07/01/2008	05/02/2002	2,672	2,733	0.00%

				$10,133	$10,524	0.00%

(m) Short sales open on December 31, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	01/12/2036	1,042,100	$1,004,853	$1,009,860

(n) Forward foreign currency contracts outstanding on December 31, 2005:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation )	Net Unrealized Appreciation/ (Depreciation )
Buy	BP	134,698	01/2006	$168	$(924)	$(756)
Buy	BR	53,539	02/2006	0	(1,228)	(1,228)
Sell	C$	27,294	01/2006	0	(537)	(537)
Buy	CP	46,640,691	02/2006	4,316	(14)	4,302
Buy	EC	649,688	01/2006	748	(418)	330
Sell		1,847,748	01/2006	7	(6,719)	(6,712)
Sell		2,691,827	02/2006	885	(23,000)	(22,115)
Sell		2,117,752	03/2006	0	(10,909)	(10,909)
Buy	JY	118,300,038	01/2006	5,777	(8)	5,769
Sell		27,188,264	01/2006	0	(3,735)	(3,735)
Buy	KW	33,483,100	01/2006	322	0	322
Buy		69,673,280	02/2006	1,062	0	1,062
Buy		20,428,730	03/2006	278	0	278
Buy	MP	662,108	02/2006	1,377	(101)	1,276
Buy		194,166	03/2006	604	0	604
Sell	N$	56,083	01/2006	861	0	861
Buy	PN	171,342	02/2006	0	(1,907)	(1,907)
Buy		62,063	03/2006	0	(721)	(721)
Buy	PZ	162,091	02/2006	896	0	896
Buy		60,986	03/2006	0	(94)	(94)
Buy	RP	607,349	02/2006	319	0	319
Buy		1,195,550	03/2006	0	(632)	(632)
Buy		756,651	05/2006	133	0	133
Buy	RR	441,400	01/2006	23	0	23
Buy		1,624,691	02/2006	126	(351)	(225)
Buy		529,284	03/2006	0	(315)	(315)
Buy	S$	26,132	01/2006	0	(191)	(191)
Buy		95,537	02/2006	453	(291)	162
Buy		29,572	03/2006	79	0	79
Buy	SR	135,378	02/2006	722	0	722
Buy	SV	520,723	02/2006	0	(512)	(512)
Buy		1,908,946	03/2006	668	(317)	351
Buy	T$	1,558,809	02/2006	313	(1,070)	(757)
Buy		576,874	03/2006	93	0	93

				$20,230	$(53,994)	$(33,764)

Schedule of Investments

Total Return Fund II

December 31, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 5.9%
Banking & Finance 3.8%
American General Finance Corp.
4.544% due 03/23/2007 (a)	$1,600	$1,601
American International Group, Inc.
5.050% due 10/01/2015	1,000	983
Citigroup, Inc.
4.559% due 12/26/2008 (a)	12,100	12,106
Ford Motor Credit Co.
6.875% due 02/01/2006	9,000	8,981
General Electric Capital Corp.
4.480% due 03/04/2008 (a)	1,500	1,501
General Motors Acceptance Corp.
6.125% due 09/15/2006	7,600	7,384
Goldman Sachs Group LP
4.894% due 01/20/2009 (a)	5,000	5,072
KBC Bank Funding Trust III
9.860% due 11/29/2049 (a)	12,000	13,889
Morgan Stanley Warehouse Facilities
4.719% due 08/16/2006 (a)	6,800	6,800
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	2,900	2,951
UBS Preferred Funding Trust I
8.622% due 10/29/2049 (a)	19,700	22,557

		83,825

Industrials 2.0%
AOL Time Warner, Inc.
6.125% due 04/15/2006	5,600	5,617
Continental Airlines, Inc.
7.056% due 03/15/2011	1,600	1,644
DaimlerChrysler N.A. Holding Corp.
4.700% due 03/07/2007 (a)	15,900	15,889
El Paso Corp.
6.750% due 05/15/2009	16,700	16,658
United Airlines, Inc.
6.071% due 03/01/2013	596	584
9.190% due 12/24/2013 (b)	7,156	3,650

		44,042

Utilities 0.1%
American Electric Power Co., Inc.
6.125% due 05/15/2006	2,300	2,311
Sprint Capital Corp.
6.125% due 11/15/2008	1,200	1,235
		3,546

Total Corporate Bonds & Notes (Cost $128,684)		131,413

MUNICIPAL BONDS & NOTES 1.4%
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	2,000	2,104
California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033	6,020	6,554
6.625% due 06/01/2040	5,300	5,876
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,000	1,006
Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	900	1,023
Miami, Florida Rent Revenue Bonds, Series 1989
8.650% due 07/01/2019	180	226
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2032	3,000	3,115
New York, New York General Obligation Bonds, Series 2005
6.140% due 03/01/2030 (a)	750	800
6.140% due 03/01/2035 (a)	5,000	5,295
North Texas Tollway Authority Revenue Bonds, (FSA Insured), Series 2005
6.220% due 01/01/2035 (a)	2,500	2,706
State of Texas Highway Improvement General Obligation Bonds, Series 2005
4.750% due 04/01/2035 (a)	1,600	1,621
Truckee Meadows, Nevada Water Authority Revenue Bonds, (MBIA Insured), Series 2005
1.000% due 07/01/2036 (a)	933	1,053

Total Municipal Bonds & Notes (Cost $28,745)		31,379

U.S. GOVERNMENT AGENCIES 73.8%
Fannie Mae
4.204% due 04/26/2035 (a)	1,231	1,232
4.376% due 09/22/2006 (a)	10,300	10,300
4.419% due 07/25/2035 (a)	1,612	1,614
4.500% due 07/01/2017 - 08/01/2020 (d)	2,773	2,703
4.563% due 09/01/2040 (a)	6,420	6,518
4.709% due 10/01/2035 (a)	10,621	10,584
4.846% due 09/01/2034 (a)	1,666	1,661
4.865% due 02/01/2023 (a)	168	171
4.894% due 12/01/2023 (a)	70	72
4.953% due 01/01/2035 (a)	4,131	4,120
5.000% due 12/01/2016 - 02/13/2036 (d)	607,759	595,144
5.060% due 03/01/2024 (a)	4	4
5.214% due 07/01/2020 (a)	161	164
5.370% due 04/01/2024 (a)	148	151
5.500% due 11/01/2013 - 01/12/2036 (d)	964,070	955,726
5.754% due 01/01/2024 (a)	120	122
5.936% due 11/01/2011	9	10
6.000% due 05/01/2017 - 02/16/2021 (d)	9,464	9,674
6.500% due 07/01/2013 - 06/25/2044 (d)	3,041	3,118
7.000% due 04/01/2011 - 09/25/2020 (d)	104	108
7.500% due 04/01/2008	4	4
7.750% due 10/01/2007	2	2
8.000% due 04/01/2015 - 10/01/2030 (d)	19	20
8.500% due 01/01/2007 - 04/01/2017 (d)	6	7
9.000% due 06/01/2010 - 06/25/2018 (d)	22	24
9.250% due 07/25/2019	247	267
9.500% due 09/01/2009	4	4
10.000% due 11/01/2021	8	9
11.000% due 09/01/2010	32	35
13.750% due 11/01/2011 - 09/01/2013 (d)	11	11
Federal Home Loan Bank
0.000% due 02/05/2007 (a)	2,000	1,849
Federal Housing Administration
8.955% due 05/01/2019	82	83
Freddie Mac
4.526% due 02/25/2045 (a)	1,413	1,422
5.000% due 11/01/2018 - 12/01/2031 (d)	7,085	7,017
5.500% due 01/01/2018	130	131
5.638% due 07/01/2030 (a)	141	146
5.680% due 12/01/2022 - 02/01/2023 (a)(d)	688	702
6.000% due 02/01/2016 - 11/01/2032 (d)	6,983	7,109
6.500% due 12/01/2010	39	40
7.000% due 03/01/2007 - 07/15/2022 (d)	2,163	2,172
7.500% due 01/15/2023 - 01/01/2026 (d)	4,822	4,978
8.000% due 11/01/2025 - 06/15/2030 (d)	3,042	3,127
8.250% due 05/01/2008	1	1
9.000% due 12/15/2020	118	118
9.250% due 11/15/2019	4	4
9.500% due 02/01/2011 - 02/01/2018 (d)	20	21
10.000% due 06/01/2011 - 03/01/2021 (d)	18	20
Government National Mortgage Association
4.125% due 12/20/2029 (a)	1,732	1,745
4.375% due 06/20/2023 - 06/20/2027 (a)(d)	3,479	3,500
4.500% due 07/20/2030 (a)	198	198
4.750% due 09/20/2024 - 08/20/2027 (a)(d)	2,551	2,570
6.000% due 01/15/2024 - 10/15/2031 (d)	218	224
7.500% due 09/15/2014 - 09/15/2025 (d)	45	48
8.000% due 07/15/2010 - 08/15/2024 (d)	138	146
8.500% due 11/15/2006	2	2
9.000% due 09/15/2008 - 11/15/2017 (d)	50	54
9.500% due 01/20/2019 - 12/15/2021 (d)	18	20
12.000% due 02/15/2014 - 06/15/2015 (d)	2	1
Small Business Administration
7.449% due 08/01/2010	1,316	1,401
7.970% due 01/25/2025	333	351

Total U.S. Government Agencies (Cost $1,660,758)		1,642,779

U.S. TREASURY OBLIGATIONS 0.9%
Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007 (g)	12,572	12,668
2.375% due 01/15/2025	4,755	4,999
3.625% due 04/15/2028	493	636

U.S. Treasury Bond
6.250% due 08/15/2023	1,400	1,672

Total U.S. Treasury Obligations (Cost $19,987)		19,975

MORTGAGE-BACKED SECURITIES 1.7%
American Home Mortgage Investment Trust
4.390% due 02/25/2045 (a)	4,650	4,557
Banc of America Funding Corp.
4.116% due 05/25/2035 (a)	5,363	5,307
Bear Stearns Adjustable Rate Mortgage Trust
5.070% due 04/25/2033 (a)	2,521	2,502
Bear Stearns Alt-A Trust
5.424% due 05/25/2035 (a)	10,170	10,204
Commercial Mortgage Pass-Through Certificates
4.589% due 09/15/2014 (a)	1,200	1,201
6.145% due 05/15/2032	265	265
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 11/20/2025 (a)	2,087	2,074
CS First Boston Mortgage Securities Corp.
5.982% due 04/25/2032 (a)	72	71
6.229% due 06/25/2032 (a)	911	911
DLJ Mortgage Acceptance Corp.
11.000% due 08/01/2019	23	25
Guaranteed Mortgage Corp.
9.300% due 07/20/2019	71	77
Indymac Adjustable Rate Mortgage Trust
6.651% due 01/25/2032 (a)	121	121
Nationslink Funding Corp.
4.710% due 11/10/2030 (a)	455	456
6.654% due 11/10/2030	1,149	1,153
Prime Mortgage Trust
4.779% due 02/25/2019 (a)	463	464
4.779% due 02/25/2034 (a)	1,959	1,963
Structured Asset Mortgage Investments, Inc.
4.700% due 09/19/2032 (a)	2,372	2,375
Structured Asset Securities Corp.
6.250% due 01/25/2032 (a)	496	496
6.068% due 02/25/2032 (a)	182	182
4.669% due 01/25/2033 (a)	237	238
Washington Mutual Mortgage Securities Corp.
5.139% due 10/25/2032 (a)	1,263	1,260
Washington Mutual, Inc.
4.669% due 10/25/2045 (a)	2,838	2,840

Total Mortgage-Backed Securities (Cost $38,887)		38,742

ASSET-BACKED SECURITIES 0.8%
AAA Trust
4.479% due 04/25/2035 (a)	4,841	4,847
Aames Mortgage Investment Trust
4.459% due 08/25/2035 (a)	254	254
Amortizing Residential Collateral Trust
4.649% due 06/25/2032 (a)	2,058	2,061
Bear Stearns Asset-Backed Securities, Inc.
4.829% due 03/25/2043 (a)	2,188	2,193
Carrington Mortgage Loan Trust
4.459% due 06/25/2035 (a)	1,624	1,625
Countrywide Asset-Backed Certificates
4.459% due 06/25/2035 (a)	3,386	3,389
EMC Mortgage Loan Trust
4.749% due 05/25/2040 (a)	4,109	4,123
Morgan Stanley Dean Witter Capital I, Inc.
4.709% due 07/25/2032 (a)	41	41

Total Asset-Backed Securities (Cost $18,500)		18,533

	Notional Amount (000s)
PURCHASED CALL OPTIONS 0.1%
1-Year Interest Rate Swap (OTC)
Strike @ 4.800%* Exp. 02/01/2006	29,000	8
Strike @ 4.700%* Exp. 02/01/2006	60,000	5
2-Year Interest Rate Swap (OTC)
Strike @ 4.500%* Exp. 04/04/2006	26,000	15
Strike @ 4.500%* Exp. 04/06/2006	35,200	20
Strike @ 4.750%* Exp. 05/02/2006	85,000	191
Strike @ 4.750%* Exp. 08/07/2006	99,000	367
Strike @ 4.750%* Exp. 08/08/2006	30,000	112
Strike @ 4.500%* Exp. 10/04/2006	63,400	160
Strike @ 4.250%* Exp. 10/11/2006	41,000	58
Strike @ 4.250%* Exp. 10/12/2006	40,000	57
Strike @ 4.500%* Exp. 10/18/2006	76,000	211
Strike @ 4.250%* Exp. 10/19/2006	13,000	19
Strike @ 4.250%* Exp. 10/24/2006	22,000	34
Strike @ 4.250%* Exp. 10/25/2006	54,000	83
Strike @ 4.800%* Exp. 12/22/2006	65,000	386
30-Year Interest Rate Swap (OTC)
Strike @ 4.500%* Exp. 06/02/2006	2,000	9
	# of Contracts
90-Day Eurodollar March Futures (CME)
Strike @ $95.250 Exp. 03/13/2006	299	43

Total Purchased Call Options (Cost $2,603)		1,778

PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $92.000 Exp. 12/18/2006	2,144	13
90-Day Eurodollar June Futures (CME)
Strike @ $94.500 Exp. 06/19/2006	967	12
Strike @ $94.000 Exp. 06/19/2006	579	4
Strike @ $93.500 Exp. 06/19/2006	587	4

Total Purchased Put Options (Cost $50)		33

	Shares
PREFERRED SECURITY 0.8%
DG Funding Trust
6.777% due 12/31/2049 (a)	1,568	16,709

Total Preferred Security (Cost $16,522)		16,709

PREFERRED STOCK 0.1%
Fannie Mae
7.000% due 12/31/2049 (a)	32,600	$1,785

Total Preferred Stock (Cost $1,661)		1,785

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 26.8%
Commercial Paper 16.9%
Fannie Mae
3.850% due 02/22/2006	$120,000	119,358
4.300% due 03/27/2006	70,000	69,255
Federal Home Loan Bank
3.350% due 01/03/2006	98,200	98,200
Freddie Mac
3.845% due 03/21/2006	70,000	69,308
3.965% due 03/28/2006	17,000	16,817
Nissan Motors Acceptance Corp.
4.430% due 01/23/2006	2,300	2,294

		375,232

Repurchase Agreements 9.3%
Lehman Brothers, Inc.
3.400% due 01/03/2006	2,000	2,000
(Dated 12/30/2005. Collateralized by Treasury Inflation Protected Securities 2.375% due 01/15/2025 valued at $2,059. Repurchase proceeds are $2,001.)
State Street Bank
3.900% due 01/03/2006	5,837	5,837
(Dated 12/30/2005. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $5,957. Repurchase proceeds are $5,840.)
UBS Warburg LLC
3.350% due 01/03/2006	200,000	200,000
(Dated 12/30/2005. Collateralized by U.S. Treasury Strips 0.000% due 11/15/2019-5/15/2026 valued at $203,402. Repurchase proceeds are $200,074.)

		207,837

U.S. Treasury Bills 0.6%
3.842% due 03/02/2006-03/16/2006 (d)(f)(g)	13,330	13,212

Total Short-Term Instruments (Cost $596,491)		596,281

Total Investments (e) (Cost $2,512,888)	112.3%	$2,499,407
Written Options (i) (Premiums $5,307)	(0.2%)	(4,306)
Other Assets and Liabilities (Net)	(12.1%)	(269,517)

Net Assets	100.0%	$2,225,584

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Security is in default.

(c) Principal amount of security is adjusted for inflation.

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) As of December 31, 2005, portfolio securities with an aggregate market value of $14,456 were valued with reference to securities whose prices are more readily obtainable.

(f) Securities with an aggregate market value of $495 have been pledged as collateral for swap and swaption contracts on December 31, 2005.

(g) Securities with an aggregate market value of $20,926 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation )
90-Day Eurodollar Futures	Long	09/2006	555	$(540)
90-Day Eurodollar Futures	Long	12/2006	2,398	84
90-Day Eurodollar Futures	Long	03/2007	2,719	(155)
90-Day Eurodollar Futures	Long	06/2007	1,408	(237)
90-Day Eurodollar Futures	Long	09/2007	992	(123)
U.S. Treasury 5-Year Note Futures	Long	03/2006	129	1
U.S. Treasury 10-Year Note Futures	Long	03/2006	397	382
U.S. Treasury 30-Year Bond Futures	Long	03/2006	647	1,014

				$426

(h) Swap agreements outstanding on December 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2008	$85,600	$160
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2011	19,900	94
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2016	25,100	335
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2011	25,000	122
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2016	6,600	88

						$799

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation )
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.760%	06/20/2007	$3,400	$(70)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.670%	06/20/2007	1,500	(50)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	5,000	(52)
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	06/20/2007	2,000	(46)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	300	(8)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	06/20/2007	6,100	(127)

						$(353)

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(i) Written options outstanding on December 31, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$111.000	02/24/2006	905	$247	$226
Put - CBOT U.S. Treasury 10-Year Note March Futures	107.000	02/24/2006	915	355	143
Call - CME Eurodollar 1-Year Mid-Curve March Futures	95.500	03/10/2006	299	66	47
Call - CME Eurodollar September Futures	95.500	09/18/2006	90	24	20
Put - CME Eurodollar September Futures	95.000	09/18/2006	98	49	32
Put - CME Eurodollar September Futures	95.250	09/18/2006	362	281	233
Put - CME Eurodollar September Futures	95.500	09/18/2006	90	105	95
Put - CME Eurodollar December Futures	95.000	12/18/2006	69	33	30
Put - CME Eurodollar December Futures	95.250	12/18/2006	1,689	1,337	1,248
Put - CME Eurodollar December Futures	95.500	12/18/2006	144	153	160
Put - CME Eurodollar March Futures	95.250	03/19/2007	94	88	78

				$2,738	$2,312

Name of Issuer	Counterparty	Exercise Rate		Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	4.310	%*	10/19/2006	$6,000	$42	$25
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	4.540	%*	10/04/2006	11,800	138	81
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	4.850	%*	12/22/2006	28,000	368	404
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.700	%*	02/01/2006	10,000	32	10
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.540	%*	04/06/2006	15,100	114	30
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.780	%*	05/02/2006	37,000	235	231
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.780	%*	08/07/2006	43,000	352	408
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.300	%*	10/11/2006	18,000	135	72
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.560	%*	10/18/2006	33,000	325	247
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.320	%*	10/25/2006	23,000	162	103
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.300	%*	10/12/2006	17,000	123	68
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	4.540	%*	04/04/2006	11,000	82	21
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.780	%*	08/08/2006	13,000	123	124
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.540	%*	10/04/2006	16,000	191	110
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	4.810	%*	02/01/2006	6,400	13	15
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	4.310	%*	10/24/2006	10,000	74	43
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%*	06/02/2006	5,000	60	2

						$2,569	$1,994

*	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(j) Short sales open on December 31, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	01/12/2036	$80,000	$77,141	$77,525

Schedule of Investments

Total Return Fund III

December 31, 2005 (Unaudited)

		Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.0%
OAO Rosneft Oil Co.
3.000% due 12/30/2008 (a)		$600	$598

Total Bank Loan Obligations (Cost $597)			598

CORPORATE BONDS & NOTES 5.5%
Banking & Finance 3.6%
American General Finance Corp.
4.544% due 03/23/2007 (a)		900	901
American International Group, Inc.
5.050% due 10/01/2015		400	393
China Development Bank
5.000% due 10/15/2015		600	593
Citigroup, Inc.
4.559% due 12/26/2008 (a)		5,100	5,103
Deutsche Telekom International Finance BV
8.000% due 06/15/2010		150	170
Export-Import Bank of China
4.875% due 07/21/2015		500	487
Export-Import Bank of Korea
7.100% due 03/15/2007		50	51
Ford Motor Credit Co.
6.500% due 01/25/2007		150	145
General Electric Capital Corp.
4.480% due 03/04/2008 (a)		900	901
General Motors Acceptance Corp.
5.070% due 04/13/2006 (a)		11,700	11,539
Goldman Sachs Group, Inc.
4.524% due 07/23/2009 (a)		7,900	7,949
HBOS Treasury Services PLC
5.920% due 09/29/2049 (a)		700	684
HSBC Capital Funding LP
9.547% due 12/29/2049 (a)		1,200	1,406
International Lease Finance Corp.
3.125% due 05/03/2007		9,426	9,199
KBC Bank Funding Trust III
9.860% due 11/29/2049 (a)		2,100	2,431
Morgan Stanley Dean Witter & Co.
4.750% due 04/01/2014		110	106
Morgan Stanley Warehouse Facilities
4.719% due 08/16/2006 (a)		4,000	4,000
Nordea Bank Sweden AB
8.950% due 11/29/2049 (a)		500	565
Petroleum Export Ltd.
5.265% due 06/15/2011		600	595
Phoenix Quake Wind Ltd.
6.504% due 07/03/2008 (a)		600	610
6.977% due 07/03/2008 (a)		600	612
8.027% due 07/03/2008 (a)		300	259
Prudential Holdings LLC
8.695% due 12/18/2023		265	337
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		1,196	1,217
Resona Bank Ltd.
5.850% due 09/29/2049 (a)		1,100	1,097
Royal Bank of Scotland PLC
7.648% due 08/31/2049 (a)		3,800	4,603
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049 (a)		5,800	5,789
UFJ Finance Aruba AEC
6.750% due 07/15/2013		700	765
World Financial Properties
6.950% due 09/01/2013		196	206

			62,713

Industrials 0.8%
AOL Time Warner, Inc.
6.125% due 04/15/2006		4,400	4,414
DaimlerChrysler N.A. Holding Corp.
4.990% due 05/24/2006 (a)		2,600	2,604
El Paso CGP Co.
9.625% due 05/15/2012		1,000	1,108
HJ Heinz Co.
7.730% due 12/01/2020		700	720
Marathon Oil Corp.
5.375% due 06/01/2007		200	201
Pemex Project Funding Master Trust
9.125% due 10/13/2010		65	75
7.375% due 12/15/2014		500	557
United Airlines, Inc.
6.071% due 03/01/2013		341	334
Williams Cos., Inc.
6.375% due 10/01/2010		4,600	4,617

			14,630

Utilities 1.1%
American Electric Power Co., Inc.
6.125% due 05/15/2006		1,800	1,808
FPL Group Capital, Inc.
4.086% due 02/16/2007		135	134
GTE Corp.
6.360% due 04/15/2006		350	351
Ras Laffan Liquefied Natural Gas Co., Ltd.
5.838% due 09/30/2027		1,600	1,610
Sprint Capital Corp.
4.780% due 08/17/2006 (a)		1,100	1,099
6.000% due 01/15/2007		2,000	2,020
6.125% due 11/15/2008		800	823
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028		8,400	8,322
TXU Corp.
6.375% due 06/15/2006		3,000	3,030

			19,197

Total Corporate Bonds & Notes (Cost $95,850)			96,540

MUNICIPAL BONDS & NOTES 0.7%
Houston, Texas Utilities System Revenue Bonds, (FSA Insured), Series 2005
3.000% due 11/15/2035 (a)		702	790
Indiana Municipal Power Supply System Revenue Bonds, (FGIC Insured), Series 2005
6.350% due 01/01/2032 (a)		3,500	3,798
Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035		700	796
New York City, New York Municipal Finance Authority Water & Sewer Systems Revenue Bonds, Series 2005
1.000% due 06/15/2039 (a)		367	408
New York, New York General Obligation Bonds, Series 2005
6.270% due 03/01/2030 (a)		450	480
North Texas Tollway Authority Revenue Bonds, (FSA Insured), Series 2005
6.350% due 01/01/2035 (a)		1,470	1,591
Port of Seattle, Washington Revenue Bonds, (MBIA Insured), Series 2005
8.470% due 03/01/2035 (a)		2,634	2,921
Salt River Project Agricultural Improvement & Power District Revenue Bonds, Series 2005
6.980% due 01/01/2035 (a)		115	121
State of Texas Highway Improvement General Obligation Bonds, Series 2005
4.750% due 04/01/2035 (a)		1,100	1,115

Total Municipal Bonds & Notes (Cost $11,929)			12,020

U.S. GOVERNMENT AGENCIES 63.6%
Fannie Mae
1.000% due 07/01/2035 (a)		14,059	13,972
2.625% due 01/19/2007		1,200	1,174
3.067% due 07/01/2034 (a)		104	102
4.167% due 03/01/2033 (a)		260	257
4.204% due 04/26/2035 (a)		942	942
4.376% due 09/22/2006 (a)		6,200	6,200
4.419% due 07/25/2035 (a)		1,096	1,097
4.500% due 10/01/2019 - 09/01/2034 (c)		1,997	1,940
4.673% due 08/01/2035 (a)		13,743	13,732
4.846% due 09/01/2034 (a)		1,303	1,300
4.945% due 01/01/2035 (a)		2,300	2,295
5.000% due 10/01/2017 - 02/13/2036 (c)		221,518	217,191
5.125% due 01/02/2014		260	261
5.500% due 05/01/2013 - 01/12/2036 (c)		790,314	783,471
5.814% due 02/01/2031 (a)		8	8
6.000% due 10/01/2016 - 12/01/2034 (c)		4,460	4,552
6.500% due 01/01/2011 - 06/25/2044 (c)		2,721	2,797
7.000% due 03/01/2013 - 10/01/2031 (c)		102	107
7.500% due 05/01/2011 - 02/01/2027 (c)		329	343
8.250% due 07/01/2017		3	3
9.000% due 06/01/2025		1	1
12.500% due 06/01/2015		9	10
Federal Home Loan Bank
0.000% due 02/05/2007 (a)		1,200	1,109
Federal Housing Administration
7.430% due 11/25/2019 - 01/25/2023 (c)		5,479	5,531
Freddie Mac
3.658% due 04/01/2033 (a)		86	86
4.466% due 08/15/2032 (a)		1,314	1,307
4.526% due 02/25/2045 (a)		1,148	1,156
5.000% due 12/01/2017 - 09/01/2035 (c)		4,248	4,179
5.500% due 06/01/2019 - 11/01/2032 (c)		964	963
5.638% due 07/01/2030 (a)		41	43
5.680% due 12/01/2022 (a)		103	105
6.000% due 02/01/2016 - 03/01/2033 (c)		927	941
6.500% due 05/01/2016 - 05/15/2032 (c)		31,472	32,739
7.000% due 11/01/2011 - 07/01/2029 (c)		3,283	3,362
7.500% due 07/01/2011 - 09/01/2025 (c)		67	71
8.000% due 02/01/2006 - 01/01/2012 (c)		20	21
Government National Mortgage Association
3.750% due 02/20/2032 (a)		3,674	3,651
4.125% due 10/20/2024 - 12/20/2026 (a) (c)		584	589
4.375% due 06/20/2022 - 01/20/2026 (a) (c)		1,152	1,160
4.750% due 09/20/2023 - 08/20/2027 (a) (c)		609	614
4.970% due 02/16/2030 (a)		220	223
6.000% due 01/15/2029 - 05/20/2034 (c)		762	782
6.500% due 05/15/2032 - 06/15/2032 (c)		79	82
7.000% due 12/15/2011 - 02/20/2032 (c)		118	123
7.400% due 12/15/2040		6,848	7,344
10.250% due 02/15/2017		517	545
Small Business Administration
5.130% due 09/01/2023		976	982
5.520% due 06/01/2024		6,247	6,402
7.449% due 08/01/2010		536	571

Total U.S. Government Agencies (Cost $1,136,559)			1,126,436

U.S. TREASURY OBLIGATIONS 1.0%
Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007 (f)		1,509	1,520
2.375% due 01/15/2025		8,559	8,999
3.625% due 04/15/2028		3,079	3,972
U.S. Treasury Bonds
7.500% due 11/15/2016		260	327
8.125% due 08/15/2019		310	421
6.250% due 08/15/2023		1,800	2,150
U.S. Treasury Note
4.625% due 05/15/2006		505	506

Total U.S. Treasury Obligations (Cost $18,004)			17,895

MORTGAGE-BACKED SECURITIES 2.7%
American Home Mortgage Investment Trust
4.390% due 02/25/2045 (a)		3,659	3,586
Banc of America Funding Corp.
4.116% due 05/25/2035 (a)		3,636	3,598
Bank of America Mortgage Securities, Inc.
5.475% due 10/20/2032 (a)		386	386
6.500% due 02/25/2033		460	462
Bear Stearns Adjustable Rate Mortgage Trust
5.347% due 01/25/2033 (a)		582	582
5.627% due 01/25/2033 (a)		287	287
4.698% due 12/25/2033 (a)		3,083	3,055
Bear Stearns Alt-A Trust
5.426% due 05/25/2035 (a)		6,367	6,388
Commercial Mortgage Pass-Through Certificates
4.589% due 09/15/2014 (a)		700	701
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 11/20/2025 (a)		1,689	1,679
CS First Boston Mortgage Securities Corp.
4.589% due 11/15/2019 (a)		8,733	8,747
Indymac Adjustable Rate Mortgage Trust
6.651% due 01/25/2032 (a)		59	59
Indymac Index Mortgage Loan Trust
5.209% due 01/25/2036 (a)		7,460	7,454
Mellon Residential Funding Corp.
4.609% due 06/15/2030 (a)		5,407	5,401
Prime Mortgage Trust
4.779% due 02/25/2034 (a)		1,276	1,279
Sequoia Mortgage Trust
4.670% due 08/20/2032 (a)		1,704	1,706
Structured Asset Securities Corp.
6.068% due 02/25/2032 (a)		85	85
Washington Mutual Mortgage Securities Corp.
5.139% due 10/25/2032 (a)		596	595
Washington Mutual, Inc.
4.669% due 10/25/2045 (a)		2,251	2,252

Total Mortgage-Backed Securities (Cost $48,479)			48,302

ASSET-BACKED SECURITIES 0.6%
AAA Trust
4.479% due 04/25/2035 (a)		4,574	4,580
Aames Mortgage Investment Trust
4.459% due 08/25/2035 (a)		178	178
Bear Stearns Asset-Backed Securities, Inc.
4.829% due 07/25/2033 (a)		947	949
Carrington Mortgage Loan Trust
4.459% due 06/25/2035 (a)		1,083	1,083
Cendant Mortgage Corp.
4.879% due 01/25/2032 (a)		94	94
Citibank Credit Card Issuance Trust
6.875% due 11/16/2009		240	249
Colonial Advisory Services CBO I Ltd.
4.420% due 06/20/2008 (a)		205	205
Countrywide Asset-Backed Certificates
4.619% due 12/25/2031 (a)		959	959
Household Mortgage Loan Trust
4.670% due 05/20/2032 (a)		307	307
MBNA Master Credit Card Trust USA
5.900% due 08/15/2011		300	310
7.800% due 10/15/2012		200	224
Navistar Financial Corp. Owner Trust
2.590% due 03/15/2011		472	456
Residential Asset Mortgage Products, Inc.
4.519% due 04/25/2026 (a)		1,679	1,680

Total Asset-Backed Securities (Cost $11,309)			11,274

SOVEREIGN ISSUES 3.1%
Brazilian Government International Bond
5.188% due 04/15/2006 (a)		907	907
5.250% due 04/15/2009 (a)		2,471	2,461
10.271% due 06/29/2009 (a)		200	231
5.250% due 04/15/2012 (a)		841	833
10.500% due 07/14/2014		3,000	3,684
8.000% due 01/15/2018		9,400	10,166
Chile Government International Bond
5.500% due 01/15/2013		200	205
Mexico Government International Bond
9.875% due 02/01/2010		300	353
8.375% due 01/14/2011		1,130	1,291
6.375% due 01/16/2013		1,420	1,512
8.125% due 12/30/2019		300	369
8.000% due 09/24/2022		400	495
8.300% due 08/15/2031		6,400	8,240
Mexico Government International Bond Value Recovery Rights
0.000% due 06/30/2006 (a)		26,095	536
0.000% due 06/30/2007 (a)		17,950	471
Panama Government International Bond
9.625% due 02/08/2011		2,388	2,800
9.375% due 07/23/2012		1,050	1,234
9.375% due 01/16/2023		3,260	4,099
8.875% due 09/30/2027		900	1,076
Peru Government International Bond
9.125% due 02/21/2012		1,800	2,066
4.500% due 03/07/2017 (a)		205	197
Russia Government International Bond
5.000% due 03/31/2030 (a)		10,900	12,330

Total Sovereign Issues (Cost $49,217)			55,566

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 1.2%
Canadian Government Bond
3.000% due 12/01/2036 (b)	C$	629	745
France Government Bond	EC
5.000% due 01/12/2006		4,410	5,224
HBOS Treasury Services PLC
4.875% due 03/29/2049 (a)		7,480	9,436
JSG Holding PLC
1.000% due 11/29/2014 (a)		1,000	1,175
KBC Bank Funding Trust III
6.875% due 06/30/2049 (a)		3,000	3,934

Total Foreign Currency-Denominated Issues (Cost $20,379)			20,514

		Notional Amount (000s)
PURCHASED CALL OPTIONS (i) 0.1%
1-Year Interest Rate Swap (OTC)
Strike @ 4.800%* Exp. 02/01/2006		$22,500	6
2-Year Interest Rate Swap (OTC)
Strike @ 4.500%* Exp. 04/04/2006		20,000	11
Strike @ 4.500%* Exp. 04/06/2006		27,500	16
Strike @ 4.750%* Exp. 05/02/2006		66,000	148
Strike @ 4.650%*** Exp.06/12/2006	BP	8,000	63
Strike @ 4.750%* Exp.08/07/2006		$77,000	285
Strike @ 4.750%* Exp. 08/08/2006		23,000	86
Strike @ 4.500%* Exp. 10/04/2006		49,400	125
Strike @ 4.250%* Exp. 10/11/2006		32,000	46
Strike @ 4.250%* Exp. 10/12/2006		31,000	44
Strike @ 4.500%* Exp. 10/18/2006		59,000	164
Strike @ 4.250%* Exp. 10/19/2006		10,000	15
Strike @4.250%* Exp. 10/24/2006		18,000	28
Strike @ 4.250%* Exp. 10/25/2006		42,000	65
Strike @ 4.800%* Exp. 12/22/2006		52,000	309
30-Year Interest Rate Swap (OTC)
Strike @ 4.500%* Exp. 06/02/2006		1,000	4
U.S. Dollar versus Japanese Yen (OTC)
Strike @ JY120.700 Exp. 12/11/2006		3,000	27
		# of Contracts
90-Day Eurodollar March Futures (CME)
Strike @ $95.250 Exp. 03/13/2006		235	34

Total Purchased Call Options (Cost $2,067)			1,476

		# of Contracts
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $91.750 Exp. 12/18/2006		737	4
Strike @ $92.000 Exp. 12/18/2006		1,729	11
Strike @ $92.250 Exp. 12/18/2006		425	3
90-Day Eurodollar June Futures (CME)
Strike @ $94.000 Exp. 06/19/2006		840	5
90-Day Eurodollar September Futures (CME)
Strike @ $92.500 Exp. 09/18/2006		10	0

			23

(Cost $41)
		Shares
PREFERRED SECURITY 0.5%
Centaur Funding Corp.
9.080% due 04/21/2020		125	162
DG Funding Trust
6.777% due 12/31/2049 (a)		797	8,493

Total Preferred Security (Cost $8,549)			8,655

PREFERRED STOCK 0.4%
Fannie Mae
7.000% due 12/31/2049 (a)		19,100	1,046
Northern Rock PLC
8.000% due 12/31/2049		260,000	6,526

Total Preferred Stock (Cost $7,538)			7,572

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS (i) 32.5%
Commercial Paper 19.1%
Bank of Ireland
3.960% due 01/27/2006		$6,600	6,582
Danske Corp.
4.270% due 01/03/2006		48,600	48,600
Federal Home Loan Bank
3.350% due 01/03/2006		48,800	48,800
Fortis Funding LLC
3.965% due 01/30/2006		46,100	45,963
HBOS Treasury Services PLC
4.165% due 02/02/2006		19,400	19,333
Nissan Motors Acceptance Corp.
4.430% due 01/23/2006		1,800	1,795
Rabobank USA Financial Corp.
4.290% due 01/03/2006		49,100	49,100
Skandinaviska Enskilda Banken AB
4.070% due 01/19/2006		10,700	10,681
UBS Finance Delaware LLC
4.290% due 01/03/2006		48,500	48,500
4.300% due 01/03/2006		1,600	1,600
3.800% due 01/12/2006		3,600	3,597
Westpac Banking Corp.
4.310% due 02/28/2006		45,300	44,996
4.315% due 03/01/2006		8,500	8,442

			337,989

Repurchase Agreements 2.7%
State Street Bank
3.900% due 01/03/2006		6,848	6,848
(Dated 12/30/2005. Collateralized by Fannie Mae 3.125% due 07/15/2006 valued at $6,987. Repurchase proceeds are $6,851.)
Lehman Brothers, Inc.
3.250% due 01/03/2006		26,000	26,000
(Dated 12/30/2005. Collateralized by U.S. Treasury Bills 4.201% due 06/29/2006 valued at $26,551. Repurchase proceeds are $26,009.)
State Street Bank
3.400% due 01/03/2006		15,500	15,500
(Dated 12/30/2005. Collateralized by Treasury Inflation Protected Securities 4.250% due 01/15/2010 valued at $15,842. Repurchase proceeds are $15,506.)

			48,348

France Treasury Bills 5.3%
2.073% due 01/05/2006-05/24/2006 (c)	EC	79,200	93,340

Germany Treasury Bill 0.3%
2.013% due 01/18/2006		4,700	5,560

Netherlands Treasury Bills 4.2%
Dutch Treasury Bill
2.272% due 01/31/2006 - 02/28/2006		63,510	74,923

U.S. Treasury Bills 0.9%
3.854% due 03/02/2006-03/16/2006 (c)(e)(f)		$16,565	16,427

Total Short-Term Instruments (Cost $575,603)			576,587

Total Investments (d) (Cost $1,986,121)		111.9%	$1,983,458
Written Options (h) (Premiums $4,747)		(0.2%)	(3,941)
Other Assets and Liabilities (Net)		(11.7%)	(207,216)

Net Assets		100.0%	$1,772,301

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) As of December 31, 2005, portfolio securities with an aggregate market value of $36,742 were valued with reference to securities whose prices are more readily obtainable.

(e) Securities with an aggregate market value of $3,471 have been pledged as collateral for swap and swaption contracts on December 31, 2005.

(f) Securities with an aggregate market value of $10,511 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation )
90-Day Eurodollar Futures	Long	03/2006	41	$(8)
90-Day Eurodollar Futures	Long	06/2006	41	(8)
90-Day Eurodollar Futures	Long	09/2006	741	(874)
90-Day Eurodollar Futures	Long	12/2006	1,829	238
90-Day Eurodollar Futures	Long	03/2007	1,529	(11)
90-Day Eurodollar Futures	Long	06/2007	764	(55)
90-Day Eurodollar Futures	Long	09/2007	397	(6)
Euro-Bobl 5-Year Note Futures	Short	03/2006	464	65
U.S. Treasury 5-Year Note Futures	Long	03/2006	1,169	240
U.S. Treasury 10-Year Note Futures	Long	03/2006	255	254
U.S. Treasury 30-Year Bond Futures	Long	03/2006	622	962
United Kingdom 90-Day LIBOR Sterling Interest Rate Futures Put Options Strike @BP 95.500	Short	12/2006	62	(5)

				$792

(g) Swap agreements outstanding on December 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation )
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/16/2011	BP	10,800	$334
Barclays Bank PLC	6-month BP-LIBOR	Receive	4.000%	12/15/2035		2,000	(18)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Receive	4.000%	12/15/2035		800	(6)
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EC	1,800	10
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		10,300	50
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,200	9
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	258,000	(65)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		130,000	(54)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		660,000	(226)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		1,000,000	(408)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2008		$53,400	100
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2016		12,200	162
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/15/2035		4,200	79
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2011		22,900	112
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2016		1,900	25
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/15/2035		2,400	45

							$149

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation )
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.760%	06/20/2007	$1,700	$(35)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.100%	06/20/2006	2,800	(22)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.300%	09/20/2006	1,500	(39)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.320%	09/20/2007	2,500	(115)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	3,200	(144)
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.400%	06/20/2006	10,000	(523)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.670%	06/20/2007	1,000	(27)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	1,100	(6)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.400%	09/20/2006	3,200	(80)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	200	(5)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.200%	12/20/2006	5,900	16
Morgan Stanley Dean Witter & Co.	Republic of Turkey 11.875% due 01/15/2030	Buy	(2.250%)	09/20/2010	5,400	(222)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	12/20/2006	7,000	(2)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	1,000	(24)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	06/20/2007	3,900	(81)
Wachovia Bank N.A.	Dow Jones CDX N.A. HV5 Index	Buy	(0.850%)	12/20/2010	3,200	(7)

						$(1,316)

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(h) Written options outstanding on December 31, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$111.000	02/24/2006	652	$190	$163
Call - CME Eurodollar 1-Year Mid-Curve March Futures	95.500	03/10/2006	235	52	37
Put - CBOT U.S. Treasury 10-Year Note March Futures	107.000	02/24/2006	660	260	103
Call - CME 90-Day Eurodollar September Futures	95.500	09/18/2006	70	19	16
Put - CME 90-Day Eurodollar September Futures	95.250	09/18/2006	264	205	170
Put - CME 90-Day Eurodollar December Futures	95.000	12/18/2006	55	27	24
Put - CME 90-Day Eurodollar December Futures	95.250	12/18/2006	1,707	1,380	1,259
Put - CME 90-Day Eurodollar December Futures	95.500	12/18/2006	251	280	279
Put - CME 90-Day Eurodollar March Futures	95.250	03/19/2007	74	69	62
Put - CME 90-Day Eurodollar September Futures	95.000	09/18/2006	56	31	19
Put - CME 90-Day Eurodollar September Futures	95.500	09/18/2006	70	82	74

				$2,595	$2,206

Name of Issuer	Counterparty	Exercise Rate		Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	4.650	%***		BP	2,100	$31	$53
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	4.500	%**			35,400	172	153
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	4.310	%*			$4,000	28	17
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	4.540	%*			9,500	111	65
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	4.850	%*			22,000	289	318
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.540	%*			11,800	89	24
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.780	%*			28,000	178	175
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.780	%*			33,000	272	312
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.300	%*			14,000	105	56
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.560	%*			25,000	247	187
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.320	%*			18,000	127	80
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.300	%*			13,000	94	52
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%*			3,000	36	1
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	4.540	%*			9,000	67	18
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.780	%*			10,000	94	95
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.540	%*			12,000	143	82
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	4.810	%*			5,000	10	12
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	4.310	%*			8,000	59	35

							$2,152	$1,735

*	The Fund will receive a floating rate based on 3-month USD-LIBOR.

**	The Fund will pay a floating rate based on 6-month BP-LIBOR.

***	The Fund will receive a floating rate based on 6-month BP-LIBOR.

(i) Forward foreign currency contracts outstanding on December 31, 2005:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	2,739	01/2006	$5	$(15)	$(10)
Buy	BR	988	02/2006	0	(23)	(23)
Sell	C$	590	01/2006	0	(12)	(12)
Buy	CP	801,884	02/2006	72	0	72
Buy	EC	21,072	01/2006	46	(12)	34
Sell		142,081	01/2006	0	(1,202)	(1,202)
Sell		40,385	02/2006	0	(368)	(368)
Buy	JY	2,224,285	01/2006	11	(2)	9
Sell		492,843	01/2006	0	(68)	(68)
Buy	KW	597,400	01/2006	6	0	6
Buy		1,253,927	02/2006	20	0	20
Buy		354,000	03/2006	5	0	5
Buy	MP	11,652	02/2006	23	(2)	21
Buy		3,367	03/2006	11	0	11
Buy	PN	3,053	02/2006	0	(33)	(33)
Buy		1,049	03/2006	0	(12)	(12)
Buy	PZ	2,905	02/2006	17	0	17
Buy		1,032	03/2006	0	(2)	(2)
Buy	RP	11,211	02/2006	6	0	6
Buy		20,740	03/2006	0	(11)	(11)
Buy		13,391	05/2006	2	0	2
Buy	RR	7,872	01/2006	0	0	0
Buy		29,160	02/2006	2	(6)	(4)
Buy		9,172	03/2006	0	(5)	(5)
Buy	S$	467	01/2006	0	(3)	(3)
Buy		1,713	02/2006	8	(5)	3
Buy		513	03/2006	1	0	1
Buy	SR	2,421	02/2006	13	0	13
Buy	SV	9,212	02/2006	0	(9)	(9)
Buy		33,561	03/2006	11	(6)	5
Buy	T$	27,833	02/2006	6	(18)	(12)
Buy		9,992	03/2006	2	0	2

				$267	$(1,814)	$(1,547)

See accompanying notes

Schedule of Investments

Total Return Mortgage Fund

December 31, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
U.S. GOVERNMENT AGENCIES 129.4%
Fannie Mae
0.000% due 07/25/2022 (a)	$62	$51
2.519% due 12/01/2034	4,081	4,145
3.307% due 07/01/2011 (b)	914	910
3.414% due 07/01/2011 (b)	2,199	2,190
3.937% due 10/01/2044 (b)	3,370	3,399
3.974% due 10/25/2008 (b)	71	70
4.135% due 10/01/2028 (b)	14	15
4.362% due 08/01/2042 (b)	897	904
4.363% due 08/01/2042 (b)	1,179	1,188
4.367% due 04/01/2007 (b)	1,587	1,515
4.500% due 04/01/2019 - 07/01/2020 (d)	37,372	36,415
4.729% due 11/25/2032 (b)	168	169
4.770% due 04/18/2028 (b)	13	13
4.879% due 03/25/2032- 07/25/2034 (b)(d)	9,995	10,017
5.000% due 06/01/2018 - 02/13/2036 (d)	95,446	94,309
5.105% due 05/01/2033 (b)	2,430	2,446
5.120% due 10/01/2011 (b)	904	898
5.134% due 05/01/2023 (b)	37	38
5.215% due 11/01/2018 (b)	6	6
5.406% due 04/25/2023 (b)	6	6
5.500% due 01/18/2021 - 01/12/2036 (d)	331,430	328,413
5.750% due 01/01/2021 (b)	20	20
6.000% due 01/01/2032 - 01/12/2036 (d)	83,881	84,690
6.500% due 09/25/2023 - 09/01/2034 (d)	1,712	1,773
7.000% due 09/25/2023	5	5
7.145% due 06/01/2006 (b)	5,326	5,321
7.500% due 06/01/2030 - 08/01/2031 (d)	447	468
7.750% due 08/25/2022	48	54
Federal Home Loan Bank
0.000% due 02/27/2012 (b)	2,000	1,742
Federal Housing Administration
5.022% due 10/25/2022	808	816
7.430% due 06/01/2019	342	346
Freddie Mac
3.500% due 12/15/2022	3	3
4.065% due 02/25/2045 (b)	2,209	2,224
4.120% due 02/01/2018 (b)	87	87
4.363% due 10/25/2044 (b)	9,296	9,353
4.500% due 04/01/2020 - 03/15/2021 (d)	44	43
5.000% due 07/01/2035 - 01/12/2036 (d)	69,077	66,896
5.500% due 12/01/2017 - 02/01/2035 (d)	8,244	8,262
5.531% due 11/01/2028 (b)	13	13
5.831% due 08/01/2025 (b)	20	21
5.954% due 05/01/2032 (b)	85	88
6.000% due 05/01/2035 - 02/13/2036 (d)	4,020	4,055
6.500% due 12/15/2023 - 03/15/2024 (d)	118	120
6.697% due 07/01/2030 (b)	61	62
8.000% due 06/15/2026	39	41
Government National Mortgage Association
4.125% due 12/20/2021 - 11/20/2023 (b)(d)	38	38
4.375% due 02/20/2017 - 03/20/2027 (b)(d)	67	67
4.500% due 02/20/2018 - 08/20/2033 (b)(d)	1,553	1,482
4.570% due 02/16/2032 (b)	1,040	1,041
4.620% due 08/16/2032 (b)	2,241	2,246
4.625% due 03/20/2016 - 03/20/2018 (b)(d)	135	136
4.750% due 07/20/2022 - 08/20/2026 (b)(d)	91	91
5.500% due 03/15/2033 - 01/23/2036 (d)	11,811	11,888
6.000% due 01/23/2036	2,000	2,047
7.500% due 05/15/2027 - 08/15/2027 (d)	10	9

Total U.S. Government Agencies (Cost $694,000)		692,663

MORTGAGE-BACKED SECURITIES 10.2%
Banc of America Structural Security Trust
4.860% due 10/11/2033 (b)	1,000	1,011
Bank of America Mortgage Securities, Inc.
5.522% due 10/20/2032 (b)	117	117
Banktrust Mortgage Trust
5.700% due 12/01/2023	209	169
Chevy Chase Funding LLC
4.110% due 01/25/2035 (b)	892	894
Countrywide Alternative Loan Trust
4.589% due 05/25/2035 (b)	3,966	3,921
Countrywide Home Loan Mortgage Pass-Through Trust
5.000% due 08/25/2033	1,112	1,107
4.699% due 03/25/2035 (b)	6,161	6,169
4.480% due 04/25/2035 (b)	4,639	4,715
4.669% due 04/25/2035 (b)	3,740	3,744
Credit-Based Asset Servicing & Securitization LLC
4.699% due 06/25/2032 (b)	60	60
CS First Boston Mortgage Securities Corp.
3.226% due 03/25/2032 (b)	205	206
4.160% due 03/25/2032 (b)	188	187
4.380% due 08/25/2033 (b)	415	418
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	698	694
Indymac Index Mortgage Loan Trust
4.160% due 09/25/2034 (b)	3,170	3,171
4.699% due 01/25/2035 (b)	4,600	4,597
4.070% due 03/25/2035 (b)	5,306	5,304
LB-UBS Commercial Mortgage Trust
2.720% due 03/15/2027	1,970	1,908
Mellon Residential Funding Corp.
4.091% due 07/25/2029 (b)	44	45
Merrill Lynch Mortgage Investors, Inc.
4.749% due 03/15/2025 (b)	80	80
Morgan Stanley Dean Witter Capital I, Inc.
5.500% due 04/25/2017	71	71
Prime Mortgage Trust
5.000% due 02/25/2019	992	977
Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	951	978
Sequoia Mortgage Trust
4.720% due 10/19/2026 (b)	1,012	1,013
4.750% due 10/20/2027 (b)	411	412
4.710% due 05/20/2032 (b)	310	311
4.670% due 08/20/2032 (b)	370	371
4.720% due 07/20/2033 (b)	650	652
Structured Asset Mortgage Investments, Inc.
4.700% due 09/19/2032 (b)	547	548
Structured Asset Securities Corp.
5.679% due 08/25/2032 (b)	77	77
4.669% due 01/25/2033 (b)	43	43
4.879% due 11/25/2033 (b)	49	49
Superannuation Members Home Loans Global Fund
4.746% due 06/15/2026 (b)	10	10
Washington Mutual Mortgage Securities Corp.
4.649% due 12/25/2027 (b)	3,673	3,672
Washington Mutual, Inc.
4.640% due 12/26/2045 (b)	6,900	6,908

Total Mortgage-Backed Securities (Cost $54,707)		54,609

ASSET-BACKED SECURITIES 13.3%
AAA Trust
4.291% due 11/26/2035 (b)	3,812	3,817
Ameriquest Mortgage Securities, Inc.
5.000% due 02/25/2006 (c)	20,679	80
4.859% due 02/25/2034 (b)	383	383
Amortizing Residential Collateral Trust
4.729% due 10/25/2031 (b)	57	57
4.669% due 07/25/2032 (b)	25	25
Bear Stearns Asset-Backed Securities, Inc.
4.120% due 02/25/2026 (b)	743	744
4.649% due 07/25/2035 (b)	4,805	4,808
Carrington Mortgage Loan Trust
4.459% due 06/25/2035 (b)	2,030	2,031
Centex Home Equity Co. LLC
4.679% due 01/25/2032 (b)	84	84
4.639% due 04/25/2032 (b)	75	76
4.469% due 06/25/2035 (b)	2,922	2,924
CIT Group Home Equity Loan Trust
4.649% due 06/25/2033 (b)	184	184
Citigroup Mortgage Loan Trust, Inc.
4.469% due 05/25/2035 (b)	1,384	1,385
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	2,300	1,820
Credit-Based Asset Servicing & Securitization LLC
4.559% due 01/25/2035 (b)	2,423	2,431
EMC Mortgage Loan Trust
5.129% due 08/25/2040 (b)	474	480
First Franklin Mortgage Loan Trust Asset-Backed Certificates
4.739% due 02/25/2034 (b)	474	475
Fremont Home Loan Trust
4.479% due 06/25/2035 (b)	2,511	2,514
4.460% due 01/25/2036 (b)	5,900	5,909
GSAMP Trust
4.479% due 03/25/2035 (b)	2,187	2,188
GSR Mortgage Loan Trust
4.480% due 12/25/2030 (b)	6,500	6,504
HFC Home Equity Loan Asset-Backed Certificates
4.720% due 09/20/2033 (b)	3,932	3,945
Home Equity Asset Trust
4.679% due 11/25/2032 (b)	3	3
Home Equity Mortgage Trust
4.499% due 07/25/2035 (b)	2,120	2,122
Household Mortgage Loan Trust
4.670% due 05/20/2032 (b)	161	162
4.720% due 02/20/2033 (b)	2,109	2,111
Indymac Residential Asset-Backed Trust
4.489% due 03/25/2035 (b)	1,977	1,978
4.630% due 03/25/2036 (b)	4,700	4,699
Morgan Stanley Dean Witter Capital I, Inc.
4.709% due 07/25/2032 (b)	10	10
New Century Home Equity Loan Trust
4.519% due 02/25/2035 (b)	150	150
Nissan Auto Lease Trust
2.900% due 08/15/2007	2,200	2,181
Park Place Securities, Inc.
4.459% due 06/25/2035 (b)	4,896	4,898
Quest Trust
4.390% due 06/25/2034 (b)	562	564
Renaissance Home Equity Loan Trust
4.759% due 12/25/2032 (b)	311	311
4.819% due 08/25/2033 (b)	754	757
4.579% due 02/25/2035 (b)	2,141	2,144
Residential Asset Mortgage Products, Inc.
4.719% due 09/25/2033 (b)	225	225
2.917% due 04/25/2034 (b)	357	359
4.479% due 05/25/2035 (b)	764	764
Securitized Asset Backed Receivables LLC Trust
4.499% due 01/25/2036 (b)	2,047	2,049
Specialty Underwriting & Residential Finance
4.719% due 01/25/2034 (b)	134	134
Structured Asset Investment Loan Trust
4.519% due 04/25/2034	2,681	2,683
4.529% due 09/25/2034 (b)	114	114

Total Asset-Backed Securities (Cost $71,727)		71,282

	Nominal Amount (000s)
PURCHASED CALL OPTIONS 0.1%
2-Year Interest Rate Swap (OTC)
Strike @ 4.500%* Exp. 10/18/2006	95,000	263
30-Year Interest Rate Swap (OTC)
Strike @ 4.500%* Exp. 06/02/2006	5,000	22
	# of Contracts
90-Day Eurodollar March Futures (CME)
Strike @ $95.250 Exp. 03/13/2006	500	72

Total Purchased Call Options (Cost $650)		357

	Shares
PREFERRED STOCK 0.0%
Fannie Mae
7.000% due 12/31/2049 b	2,700	148

Total Preferred Stock (Cost $135)		148

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 11.0%
Commercial Paper 8.7%
BNP Paribas Finance
4.305% due 02/28/2006	$6,900	6,854
IXIS Commercial Paper Corp.
4.280% due 02/22/2006	14,700	14,613
Societe Generale N.A.
4.340% due 03/06/2006	3,500	3,471
Spintab AB
4.300% due 02/24/2006	14,800	14,708
UBS Finance Delaware LLC
4.190% due 01/03/2006	4,800	4,800
4.155% due 02/28/2006	300	298
Westpac Capital Corp.
4.300% due 02/21/2006	1,900	1,889

		46,633

Repurchase Agreements 2.1%
Credit Suisse First Boston
3.250% due 01/03/2006	6,000	6,000
(Dated 12/30/2005. Collateralized by U.S. Treasury Bills 3.943% due 03/23/2006 valued at $6,121. Repurchase proceeds are $6,002.)
State Street Bank
3.900% due 01/03/2006	5,404	5,404
(Dated 12/30/2005. Collateralized by Fannie Mae 3.125% due 07/15/2006 valued at $5,513. Repurchase proceeds are $5,406.)

		11,404

U.S. Treasury Bills 0.2%
3.892% due 03/02/2006-03/16/2006 (d)(f)	770	764

Total Short-Term Instruments (Cost $58,804)		58,801

Total Investments (e) (Cost $880,023)	164.0%	$877,860
Written Options (h) (Premiums $649)	(0.0%)	(390)
Other Assets and Liabilities (Net)	(64.0%)	(342,347)

Net Assets	100.0%	$535,123

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Principal only security.

(b) Variable rate security.

(c) Interest only security.

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) As of December 31, 2005, portfolio securities with an aggregate market value of $37,653 were valued with reference to securities whose prices are more readily obtainable.

(f) Securities with an aggregate market value of $764 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar Futures	Long	06/2006	216	(98)
U.S. Treasury 10-Year Note Futures	Short	03/2006	314	$(284)

				$(382)

(g) Swap agreements outstanding on December 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	$6,700	$(89)
Lehman Brothers, Inc.	3-month USD-LIBOR with 6.940% interest rate cap	Receive	6.940%	07/01/2011	3,000	(99)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	3,200	(42)
Morgan Stanley Dean Witter & Co.	Interest and paydown on FFCA Secured Lending Corp. 8.180% due 09/18/2027	Pay	8.180%	09/18/2027	3,000	(9)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016	20,400	(274)

						$(513)

(h) Written options outstanding on December 31, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CME Eurodollar 1-Year Mid-Curve March Futures	$95.500	03/10/2006	500	$79	$78

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.560	%*	10/18/2006	$41,000	$409	$307
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%*	06/02/2006	11,400	161	5

						$570	$312

*	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(i) Short sales open on December 31, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	01/18/2021	$5,000	$4,920	$4,947
Fannie Mae	4.500%	01/18/2022	14,000	13,510	13,624

				$18,430	$18,571

Schedule of Investments

Asset-Backed Securities Portfolio

December 31, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 3.8%
Banking & Finance 2.9%
Ford Motor Credit Co.
6.875% due 02/01/2006	$2,000	$1,996
General Motors Acceptance Corp.
4.670% due 03/20/2007 (a)	2,000	1,890
Preferred Term Securities XII
5.047% due 03/24/2034 (a)	2,250	2,230

		6,116

Industrials 0.9%
CVS Lease Pass-Through Certificates
5.880% due 01/10/2028	2,000	2,036

Total Corporate Bonds & Notes		8,152
(Cost $8,167)

U.S. GOVERNMENT AGENCIES 25.0%
Fannie Mae
2.752% due 10/01/2033 (a)	259	256
3.119% due 09/01/2033 (a)	89	89
3.218% due 08/01/2033 (a)	431	419
3.874% due 10/25/2007 - 09/25/2008 (a)(e)	213	211
4.007% due 08/01/2032 (a)	186	191
4.024% due 09/25/2008 (a)	62	62
4.222% due 10/01/2026 - 11/01/2040 (a)(e)	405	407
4.244% due 10/01/2027 (a)	20	20
4.250% due 05/01/2015 - 05/25/2033 (e)	963	936
4.300% due 12/01/2024 (a)	26	26
4.303% due 10/01/2016 (a)	23	23
4.304% due 01/01/2017 (a)	53	53
4.328% due 10/01/2017 - 01/01/2029 (a)(e)	79	80
4.333% due 05/01/2017 (a)	77	78
4.339% due 12/01/2017 (a)	50	50
4.352% due 09/01/2015 (a)	55	55
4.363% due 10/01/2028 - 07/01/2042 (a)(e)	1,505	1,517
4.375% due 10/01/2017 - 12/01/2028 (a)(e)	164	164
4.420% due 11/01/2032 (a)	436	440
4.450% due 05/01/2036 (a)	287	289
4.470% due 05/01/2025 (a)	313	313
4.499% due 06/25/2032 (a)	66	66
4.500% due 11/01/2018	74	72
4.563% due 10/01/2040 (a)	463	470
4.597% due 02/01/2026 (a)	36	37
4.619% due 08/25/2031 (a)(f)	2,039	2,041
4.633% due 09/01/2032 (a)	184	189
4.679% due 04/25/2029 (a)	105	105
4.720% due 12/01/2024 (a)	243	245
4.750% due 12/25/2014	75	75
4.770% due 11/17/2030 (a)	294	296
4.775% due 09/17/2027 (a)	18	18
4.856% due 10/25/2021 (a)	60	60
4.879% due 08/25/2031 (a)(f)	1,628	1,641
4.906% due 01/15/2020 - 11/25/2021 (a)(e)	198	199
4.920% due 12/18/2031 (a)(f)	1,366	1,386
4.944% due 12/25/2008 (a)	351	355
4.956% due 12/25/2021 (a)	369	373
4.970% due 11/18/2031 (a)	58	59
5.000% due 01/18/2021 - 04/18/2027 (e)	10,317	10,186
5.006% due 03/25/2008 (a)	61	61
5.029% due 11/25/2031 (a)	1,057	1,073
5.047% due 04/01/2018 (a)	37	38
5.092% due 09/01/2032 (a)	49	50
5.095% due 10/01/2031 (a)	138	140
5.099% due 12/01/2014 (a)	49	49
5.104% due 01/01/2015 (a)	53	52
5.148% due 10/01/2032 (a)	60	61
5.153% due 11/01/2024 (a)	171	178
5.156% due 05/25/2022 (a)	112	114
5.250% due 12/25/2023 (a)	257	264
5.292% due 12/01/2025 (a)	16	16
5.306% due 08/25/2023 (a)	160	163
5.417% due 09/01/2033 (a)	137	138
5.419% due 03/01/2027 (a)	13	13
5.467% due 03/01/2030 (a)	74	75
5.492% due 01/01/2028 (a)	48	50
5.500% due 07/25/2008 - 01/12/2036 (e)	10,240	10,146
5.542% due 09/01/2030 (a)	93	94
5.575% due 07/01/2027 (a)	17	17
5.650% due 11/01/2019 (a)	45	44
5.670% due 03/01/2029 (a)	177	182
5.680% due 12/01/2017 (a)	64	64
5.765% due 08/01/2018 (a)	50	51
5.769% due 10/01/2032 (a)	88	90
5.815% due 03/01/2027 (a)	85	87
5.846% due 05/01/2031 (a)	28	29
5.850% due 06/16/2028	144	145
5.860% due 02/01/2018 (a)	14	14
5.925% due 03/01/2019 (a)	44	45
6.000% due 07/01/2010 - 03/25/2016 (e)	408	417
6.090% due 12/01/2008	91	93
6.500% due 04/25/2013	1	1
6.770% due 01/18/2029	352	360
6.930% due 09/01/2021	887	923
7.000% due 10/01/2006	12	12
7.113% due 07/17/2017 (a)	22	22
7.500% due 04/25/2022	352	361
9.737% due 10/25/2008 (a)	126	128
Farmer Mac
7.542% due 01/25/2012 (a)	531	580
Federal Housing Administration
7.430% due 03/01/2021	25	25
Freddie Mac
2.831% due 10/01/2033 (a)	101	101
2.957% due 04/01/2034 (a)	330	325
3.310% due 09/25/2023	1,888	1,891
3.611% due 04/01/2033 (a)	137	138
3.775% due 03/01/2033 (a)	142	142
4.000% due 10/15/2033	218	178
4.042% due 03/01/2025 (a)	129	129
4.125% due 02/01/2017 (a)	14	14
4.134% due 11/01/2024 (a)	399	401
4.207% due 12/01/2024 (a)	631	632
4.267% due 03/01/2028 (a)	28	29
4.380% due 10/15/2022 (a)	82	81
4.500% due 08/15/2017 - 09/15/2018 (e)	212	200
4.619% due 10/15/2032 (a)	139	140
4.739% due 10/25/2029 (a)	5	5
4.775% due 09/15/2023 (a)	582	584
4.819% due 12/15/2031 (a)	61	61
5.000% due 11/15/2017	100	100
5.210% due 09/01/2023 (a)	43	44
5.366% due 08/01/2029 (a)	144	148
5.407% due 02/01/2026 (a)	52	54
5.425% due 10/15/2022 - 09/01/2028 (a)(e)	967	979
5.475% due 05/15/2023 (a)	65	66
5.500% due 10/15/2015	100	101
5.511% due 08/01/2032 (a)	79	81
5.549% due 07/01/2032 (a)	175	176
5.645% due 08/01/2023 (a)	47	48
5.656% due 01/01/2032 (a)	121	122
5.763% due 02/01/2022 (a)	22	23
5.839% due 08/01/2031 (a)	494	501
5.937% due 11/01/2028 (a)	13	13
6.054% due 11/01/2023 (a)	18	18
6.221% due 04/01/2031 (a)	189	190
6.500% due 09/15/2030 - 07/25/2043 (e)	42	43
Government National Mortgage Association
3.500% due 09/20/2029 (a)	37	37
3.875% due 11/20/2031 (a)	107	107
4.000% due 01/20/2034 (a)	147	146
4.125% due 10/20/2026 - 12/20/2027 (a)(e)	144	146
4.250% due 02/20/2030 (a)	417	417
4.375% due 04/20/2016 - 05/20/2032 (a)(e)	751	755
4.500% due 09/20/2028 (a)	23	23
4.750% due 09/20/2018 (a)	33	33
4.770% due 02/20/2029 - 03/16/2029 (a)(e)	341	343
4.875% due 05/20/2016 - 04/20/2019 (a)(e)	49	50
4.920% due 10/16/2029 (a)	314	318
Tennessee Valley Authority
5.880% due 04/01/2036	3,000	3,421

Total U.S. Government Agencies (Cost $53,418)		53,571

MORTGAGE-BACKED SECURITIES 38.2%
Asset Securitization Corp.
7.490% due 04/14/2029	87	89
7.384% due 08/13/2029 (a)	750	778
Bank of America Mortgage Securities, Inc.
5.522% due 10/20/2032 (a)	176	176
6.500% due 09/25/2033	170	170
Bear Stearns Adjustable Rate Mortgage Trust
4.581% due 11/25/2030 (a)	154	155
5.938% due 06/25/2032 (a)	5	5
5.349% due 02/25/2033 (a)	97	97
4.659% due 02/25/2034 (a)	103	103
Bear Stearns Asset-Backed Securities, Inc.
5.000% due 02/25/2006 (b)	64	0
Bear Stearns Commercial Mortgage Securities, Inc.
4.667% due 06/25/2030 (a)	1,377	1,400
Carey Commercial Mortgage Trust
5.970% due 08/20/2032 (f)	1,860	1,853
CBA Commercial Small Balance Commercial Mortgage
4.659% due 12/25/2034 (a)(f)	1,769	1,764
Citicorp Mortgage Securities, Inc.
4.607% due 11/25/2018 (a)	80	80
5.000% due 12/25/2033	318	313
Citigroup Mortgage Loan Trust, Inc.
4.706% due 06/25/2035 (a)	941	927
5.629% due 08/25/2035 (a)	2,777	2,762
Countrywide Alternative Loan Trust
6.000% due 10/25/2032	12	12
4.779% due 02/25/2033 (a)	229	229
5.750% due 06/25/2033	1,165	1,160
4.629% due 05/25/2035 (a)	1,672	1,670
Countrywide Home Loan Mortgage Pass-Through Trust
4.839% due 09/25/2034 (a)(f)	1,664	1,671
4.769% due 02/25/2035 (a)	1,563	1,562
4.510% due 04/25/2035 (a)	1,657	1,670
4.669% due 04/25/2035 (a)	897	898
Countrywide Home Loans, Inc.
4.524% due 02/19/2034 (a)	122	119
Credit-Based Asset Servicing & Securitization LLC
4.699% due 06/25/2032 (a)	60	60
5.009% due 06/25/2032 (a)	2,000	2,009
CS First Boston Mortgage Securities Corp.
4.832% due 02/15/2015	2,000	1,952
4.859% due 01/25/2033 (a)	268	268
7.000% due 02/25/2033	538	542
6.500% due 04/25/2033	302	303
Drexel Burnham Lambert CMO Trust
4.875% due 05/01/2016 (a)	367	367
First Horizon Alternative Mortgage Securities
4.773% due 06/25/2034 (a)	1,508	1,497
4.501% due 03/25/2035 (a)	2,023	2,003
First Horizon Asset Securities, Inc.
7.000% due 09/25/2030	3	3
First Republic Mortgage Loan Trust
4.699% due 06/25/2030 (a)	307	307
4.719% due 11/15/2031 (a)(f)	1,855	1,861
GMAC Commercial Mortgage Securities, Inc.
6.500% due 05/15/2035	3,000	3,119
Green Tree Recreational Equipment & Consumer Trust
6.715% due 02/01/2009	1,418	1,476
Greenpoint Mortgage Funding Trust
4.609% due 06/25/2045 (a)(f)	2,048	2,046
Greenwich Capital Acceptance, Inc.
6.452% due 06/25/2024 (a)	269	269
GS Mortgage Securities Corp.
3.918% due 11/15/2015 (a)	58	58
6.044% due 08/15/2018	722	745
GSR Mortgage Loan Trust
6.000% due 03/25/2032	7	7
GSRPM Mortgage Loan Trust
5.079% due 01/25/2032 (a)(f)	2,129	2,156
Hilton Hotel Pool Trust
4.811% due 10/03/2015 (a)	2,000	2,012
Impac CMB Trust
1.000% due 01/25/2006 (b)	1,173	1
4.689% due 01/25/2034 (a)(f)	1,176	1,178
Impac Secured Assets CMN Owner Trust
6.500% due 04/25/2032 (a)	275	277
Indymac Adjustable Rate Mortgage Trust
6.651% due 01/25/2032 (a)	109	109
Indymac Index Mortgage Loan Trust
4.699% due 01/25/2035 (a)(f)	2,091	2,090
2.990% due 03/25/2035 (a)(f)	1,769	1,768
4.659% due 03/25/2035 (a)	1,758	1,750
Indymac Loan Trust
4.599% due 01/25/2011 (a)	204	204
JP Morgan Chase Commercial Mortgage Securities Corp.
4.479% due 02/15/2019 (a)	134	134
Kidder Peabody Mortgage Assets Trust
6.500% due 02/22/2017	90	91
LB Mortgage Trust
7.809% due 01/15/2009	193	198
8.413% due 01/20/2017 (a)	580	626
LB-UBS Commercial Mortgage Trust
6.058% due 06/15/2020	194	198
MASTR Adjustable Rate Mortgages Trust
3.786% due 12/25/2033 (a)	57	56
Mellon Residential Funding Corp.
5.715% due 01/25/2029 (a)	60	61
MLCC Mortgage Investors, Inc.
4.749% due 03/25/2028 (a)	45	45
Mortgage Capital Funding, Inc.
7.288% due 02/20/2027	70	70
Nationslink Funding Corp.
6.888% due 05/10/2007 (f)	2,750	2,800
Ocwen Residential MBS Corp.
6.801% due 06/25/2039 (a)	884	697
Prudential Securities Secured Financing Corp.
5.248% due 05/25/2022 (a)	458	459
5.275% due 05/25/2022 (a)	148	148
Residential Asset Mortgage Products, Inc.
7.000% due 06/25/2032	73	73
Residential Asset Securitization Trust
4.729% due 10/25/2018 (a)	446	445
Residential Funding Mortgage Securities I, Inc.
4.779% due 07/25/2018 (a)	367	368
6.500% due 03/25/2032	12	12
Residential Funding Securities Corp.
5.599% due 11/25/2032 (a)	451	451
Rural Housing Trust
8.330% due 04/01/2026	49	49
SACO I, Inc.
4.962% due 11/25/2033 (a)	1,113	1,092
4.849% due 10/25/2034 (a)	2,606	2,610
5.079% due 10/25/2034 (a)(f)	3,000	3,008
Salomon Brothers Mortgage Securities VII, Inc.
8.500% due 11/25/2024	849	897
4.128% due 09/25/2033 (a)	117	114
Sears Mortgage Securities
9.500% due 11/15/2010 (k)	23	24
Securitized Asset Sales, Inc.
6.398% due 06/25/2023 (a)	118	120
Starwood Commercial Mortgage Trust
6.920% due 02/03/2009	1,000	1,052
Structured Adjustable Rate Mortgage Loan Trust
4.869% due 06/25/2034 (a)	2,000	2,009
Structured Asset Mortgage Investments, Inc.
6.750% due 05/02/2030 (a)	171	170
Structured Asset Securities Corp.
6.500% due 10/25/2031 (a)	193	193
5.130% due 02/25/2032 (a)	43	43
5.686% due 06/25/2032 (a)	73	72
4.879% due 07/25/2032 (a)	9	9
7.000% due 11/25/2032 (a)	31	31
4.669% due 01/25/2033 (a)	22	22
5.429% due 01/25/2033 (a)	777	779
Travelers Mortgage Services, Inc.
5.583% due 09/25/2018 (a)	93	92
Washington Mutual Mortgage Securities Corp.
4.982% due 11/25/2030 (a)	321	321
4.816% due 10/25/2032 (a)	452	450
5.139% due 10/25/2032 (a)	65	65
5.383% due 02/25/2033 (a)	310	308
4.194% due 08/25/2033 (a)	124	121
3.177% due 09/25/2033 (a)	147	145
4.324% due 02/27/2034 (a)	35	35
3.946% due 07/25/2034 (a)	470	455
4.043% due 12/19/2039 (a)	1,780	1,750
4.663% due 12/25/2040 (a)	917	914
4.222% due 11/25/2041 (a)	54	55
4.367% due 11/25/2041 (a)	1,197	1,210
4.726% due 06/25/2042 (a)	183	183
4.670% due 07/25/2044 (a)	812	814
4.750% due 07/25/2044 (a)	649	650
Washington Mutual, Inc.
4.510% due 10/25/2044 (a)	3,252	3,266
Wells Fargo Mortgage-Backed Securities Trust
5.250% due 02/25/2018	1,208	1,202
4.675% due 02/25/2033 (a)	153	151
4.000% due 08/25/2034 (a)	410	397

Total Mortgage-Backed Securities (Cost $82,035)		81,910

ASSET-BACKED SECURITIES 75.1%
Aames Mortgage Investment Trust
4.779% due 10/25/2035 (a)	3,000	3,003
ABFS Mortgage Loan Trust
6.285% due 06/15/2033 (a)	2,000	2,019
ACE Securities Corp.
2.200% due 08/15/2030	569	568
American Express Credit Account Master Trust
4.549% due 11/15/2010 (a)	75	75
American Residential Eagle Certificate Trust
5.191% due 05/25/2028 (a)	2,156	2,157
AmeriCredit Automobile Receivables Trust
4.410% due 11/12/2008	273	273
Ameriquest Mortgage Securities, Inc.
5.000% due 02/25/2006 (b)	39	0
5.000% due 06/25/2006 (b)	70	1
4.999% due 08/25/2032 (a)(f)	426	426
4.819% due 09/25/2034 (a)	221	222
Amortizing Residential Collateral Trust
4.659% due 01/01/2032 (a)	140	140
4.649% due 06/25/2032 (a)	104	104
4.729% due 08/25/2032 (a)	20	20
AMRESCO Residential Securities Corp. Mortgage Loan Trust
4.889% due 03/25/2027 (a)	45	45
4.799% due 06/25/2027 (a)	27	27
4.934% due 06/25/2027 (a)	286	286
4.934% due 09/25/2027 (a)(f)	563	563
4.874% due 06/25/2028 (a)	342	342
ARG Funding Corp.
4.820% due 03/20/2007 (a)	56	56
Asset-Backed Funding Certificates
5.059% due 07/25/2033 (a)(f)	2,687	2,718
4.699% due 07/25/2034 (a)	58	58
4.799% due 02/25/2035 (a)(f)	2,000	2,006
Asset-Backed Securities Corp. Home Equity Loan Trust
5.069% due 08/15/2032 (a)(f)	567	569
Associates Manufactured Housing Pass-Through Certificates
6.900% due 06/15/2027	57	58
Bayview Financial Acquisition Trust
4.963% due 05/28/2044 (a)(f)	1,582	1,589
Bayview Financial Asset Trust
4.230% due 11/25/2039 (a)	1,188	1,192
Bear Stearns Asset-Backed Securities, Inc.
5.000% due 03/25/2006 (b)	9,182	81
1.010% due 03/25/2007 (a)(b)	10,000	558
4.979% due 10/25/2032 (a)	247	248
4.779% due 10/27/2032 (a)	128	128
4.579% due 09/25/2034 (a)	185	185
4.327% due 10/25/2034 (a)(f)	743	744
4.719% due 01/25/2036 (a)	2,300	2,301
5.129% due 11/25/2042 (a)	433	438
Capital One Master Trust
4.600% due 08/17/2009	105	105
Carmax Auto Owner Trust
2.360% due 10/15/2007	35	35
Carrington Mortgage Loan Trust
4.459% due 06/25/2035 (a)	135	135
Cendant Mortgage Corp.
6.000% due 10/21/2033 (a)(f)	742	746
Centex Home Equity
1.000% due 02/25/2006 (a)(b)	47	0
4.575% due 06/25/2006 (b)	25	0
4.529% due 04/25/2020 (a)(f)	373	373
6.250% due 04/25/2031	195	194
4.859% due 06/25/2034 (a)	30	30
5.160% due 09/25/2034 (a)(f)	2,000	1,975
Champion Home Equity Loan Trust
4.639% due 03/25/2029 (a)	23	23
Charming Shoppes Master Trust
4.699% due 05/15/2014 (a)(f)	1,000	1,001
Chase Credit Card Master Trust
4.729% due 10/15/2009 (a)	50	50
Chase Funding Mortgage Loan Asset-Backed Certificates
4.537% due 09/25/2032	15	15
4.649% due 04/25/2033 (a)	24	24
Chase Manhattan Auto Owner Trust
2.570% due 02/16/2010	50	49
CIT Group Home Equity Loan Trust
5.029% due 12/25/2031 (a)(f)	1,500	1,506
CIT Rv Trust
6.160% due 06/15/2013	57	57
Citibank Credit Card Issuance Trust
2.700% due 01/15/2008	200	200
Collegiate Funding Services Education Loan Trust I
4.100% due 09/30/2013 (a)	79	80
Community Program Loan Trust
4.500% due 04/01/2029	500	461
Conseco Finance Securitizations Corp.
8.310% due 05/01/2032	2,211	1,791
6.770% due 09/01/2032	89	90
5.790% due 05/01/2033	2,082	2,085
Conseco Recreational Enthusiast Consumer Trust
5.550% due 08/15/2025 (f)	2,424	2,420
ContiMortgage Home Equity Loan Trust
7.280% due 04/25/2014 (a)	287	288
4.849% due 06/15/2025 (a)	81	81
Countrywide Asset-Backed Certificates
4.257% due 12/25/2017 (a)(f)	533	532
4.979% due 04/25/2032 (a)(f)	4,254	4,260
4.879% due 09/25/2032 (a)	611	613
4.699% due 09/25/2033 (a)	135	135
4.679% due 11/25/2033 (a)	102	102
4.849% due 11/25/2033 (a)	795	797
5.125% due 01/25/2035 (a)(f)	3,000	2,965
4.529% due 05/25/2035 (a)	233	233
4.459% due 06/25/2035 (a)	72	72
4.539% due 08/25/2035 (a)	74	74
Credit-Based Asset Servicing & Securitization LLC
4.500% due 12/25/2006 (a)(b)	4,196	167
4.080% due 09/25/2033 (a)(f)	765	766
4.829% due 11/25/2033 (a)	1,094	1,099
CS First Boston Mortgage Securities Corp.
5.129% due 04/25/2032 (a)	1,000	1,004
4.629% due 01/25/2043 (a)	3,153	3,154
4.510% due 05/25/2044 (a)(f)	1,942	1,943
Daimler Chrysler Auto Trust
2.880% due 10/08/2009	737	728
Denver Arena Trust
6.940% due 11/15/2019	1,910	1,938
Embarcadero Aircraft Securitization Trust
2.207% due 08/15/2025 (a)(c)	1,183	18
EMC Mortgage Loan Trust
5.129% due 08/25/2040 (a)	1,579	1,601
Equity One ABS, Inc.
8.015% due 01/25/2030 (a)	134	135
7.600% due 02/25/2032 (f)	1,661	1,665
4.629% due 07/25/2034 (a)(f)	808	810
4.719% due 07/25/2034 (a)	29	29
First Alliance Mortgage Loan Trust
4.859% due 10/25/2024 (a)	48	48
4.580% due 09/20/2027 (a)	62	62
7.520% due 03/20/2031 (a)	57	57
First Franklin Mortgage Loan Trust Asset-Backed Certificates
4.839% due 09/25/2030 (a)(f)	1,403	1,404
4.759% due 10/25/2034 (a)	1,268	1,273
4.779% due 04/25/2035 (a)(f)	3,000	3,002
First International Bank
4.919% due 03/15/2027 (a)	297	206
First USA Credit Card Master Trust
4.520% due 09/19/2008 (a)	200	200
Fleet Home Equity Loan Trust
4.620% due 01/20/2033 (a)	572	573
Ford Credit Auto Owner Trust
2.410% due 08/15/2007	250	247
GMAC Mortgage Corp. Loan Trust
4.489% due 03/25/2035 (a)	250	250
Gracechurch Card Funding PLC
4.419% due 06/15/2008 (a)	400	400
Green Tree Financial Corp.
6.240% due 11/01/2016	5	5
6.270% due 07/01/2021	289	290
6.450% due 02/01/2025	450	457
6.810% due 12/01/2027	3,013	3,069
6.860% due 03/15/2028	66	68
7.620% due 06/15/2028	213	226
6.870% due 02/01/2030	78	79
6.220% due 03/01/2030	137	136
6.180% due 04/01/2030	1,777	1,751
6.530% due 04/01/2030	1,270	1,271
Greenpoint Home Equity Loan Trust
4.639% due 04/15/2029 (a)	209	209
GSAMP Trust
4.929% due 06/25/2034 (a)(f)	678	685
GSRPM Mortgage Loan Trust
4.759% due 09/25/2042 (a)	484	486
HFC Home Equity Loan Asset-Backed Certificates
4.900% due 01/20/2034 (a)	1,888	1,896
Home Equity Asset Trust
4.679% due 11/25/2032 (a)	1	1
4.759% due 08/25/2033 (a)	193	194
5.479% due 12/25/2034 (a)	1,000	1,008
Home Equity Mortgage Trust
4.499% due 07/25/2035 (a)	57	57
Household Mortgage Loan Trust
4.670% due 05/20/2032 (a)	161	162
IMC Home Equity Loan Trust
7.310% due 11/20/2028	168	168
Indymac Home Equity Loan Asset-Backed Trust
5.180% due 07/25/2034 (a)	1,000	1,014
Irwin Home Equity Loan Trust
1.000% due 11/25/2028 (b)	8,731	6
5.279% due 02/25/2029 (a)	1,735	1,750
IXIS Real Estate Capital Trust
4.689% due 08/25/2032 (a)	102	102
5.079% due 08/25/2032 (a)(f)	2,784	2,789
4.529% due 09/25/2035 (a)	3,000	3,001
JP Morgan Mortgage Acquisition Corp.
4.499% due 08/25/2027 (a)	85	85
Keystone Owner Trust
7.930% due 05/25/2025	63	63
7.400% due 01/25/2029 (a)	322	325
Long Beach Mortgage Loan Trust
4.729% due 03/25/2032 (a)	2	2
5.329% due 03/25/2032 (a)	1,378	1,392
6.029% due 03/25/2032 (a)	2,090	2,024
6.379% due 11/25/2032 (a)	3,500	3,546
6.279% due 06/25/2033 (a)	3,500	3,540
4.699% due 07/25/2033 (a)(f)	155	155
Los Angeles Arena Funding LLC
7.656% due 12/15/2026	3,133	3,391
Madison Avenue Manufactured Housing Contract
5.829% due 03/25/2032 (a)	1,500	1,464
Mellon Bank Home Equity Loan Trust
4.610% due 03/20/2027 (a)	95	95
Mellon Residential Funding Corp.
6.615% due 02/25/2021 (a)(f)	1,321	1,326
Merrill Auto Trust Securitization
4.389% due 04/25/2008 (a)	95	95
Merrill Lynch Mortgage Investors, Inc.
5.194% due 09/25/2032 (a)	988	990
4.579% due 08/25/2035 (a)	39	39
Mid-State Trust
6.005% due 08/15/2037	1,555	1,595
Morgan Stanley Dean Witter Capital I, Inc.
6.029% due 01/25/2032 (a)	1,215	1,218
4.709% due 07/25/2032 (a)	9	9
National City Auto Receivables Trust
2.110% due 07/15/2008	38	37
Nelnet Student Loan Trust
4.220% due 04/25/2016 (a)	98	98
New Century Home Equity Loan Trust
4.939% due 07/25/2030 (a)	50	50
5.470% due 06/20/2031 (a)	4,506	4,513
4.720% due 09/20/2031 (a)	9	9
4.469% due 07/25/2035 (a)	71	71
Nextcard Credit Card Master Note Trust
6.019% due 12/15/2006 (a)	520	312
Nordea N.A., Inc.
4.629% due 06/15/2031 (a)	25	25
Novastar Home Equity Loan
4.769% due 05/25/2033 (a)	19	19
Oakwood Mortgage Investors, Inc.
4.744% due 03/15/2018 (a)	699	613
Onyx Acceptance Grantor Trust
4.070% due 04/15/2009	343	343
Option One Mortgage Loan Trust
4.939% due 05/25/2029 (a)	52	52
4.870% due 08/20/2030 (a)	29	29
4.899% due 06/25/2031 (a)	80	80
4.899% due 08/25/2031 (a)	14	14
4.649% due 06/25/2032 (a)	14	14
4.949% due 10/12/2032 (a)(f)	1,852	1,860
Origen Manufactured Housing
4.609% due 12/15/2013 (a)	35	35
6.440% due 03/15/2032	307	308
7.650% due 03/15/2032 (a)	2,000	2,087
Porter Square CDO
5.130% due 08/15/2038 (a)	1,500	1,496
Quest Trust
4.390% due 06/25/2034 (a)(f)	1,096	1,099
6.079% due 07/20/2034 (a)	500	497
Renaissance Home Equity Loan Trust
0.100% due 03/25/2006 (a)(b)	2,038	7
5.179% due 08/25/2032 (a)(f)	2,000	2,008
4.579% due 03/25/2033 (a)	34	34
4.999% due 03/25/2033 (a)	76	77
4.529% due 11/25/2035 (a)	97	97
Residential Asset Mortgage Products, Inc.
4.549% due 06/25/2024 (a)(f)	366	367
4.519% due 09/25/2025 (a)	19	19
4.509% due 05/25/2027 (a)	225	226
4.549% due 05/25/2027 (a)	291	291
4.629% due 01/25/2033 (a)(f)	1,105	1,107
4.739% due 04/25/2033 (a)	21	22
4.629% due 02/25/2034 (a)	65	65
5.942% due 04/25/2034 (a)(f)	2,000	2,031
5.900% due 07/25/2034 (f)	2,000	2,021
5.707% due 08/25/2034 (a)(f)	3,000	2,996
Residential Asset Securities Corp.
4.519% due 09/25/2025 (a)	51	51
7.505% due 10/25/2030	195	195
4.839% due 09/25/2031 (a)	66	66
4.929% due 09/25/2031 (a)	714	714
7.175% due 12/25/2031	346	347
7.140% due 04/25/2032	945	958
4.699% due 05/25/2032 (a)	28	28
4.669% due 06/25/2033 (a)	133	133
4.809% due 03/25/2035 (a)(f)	7,000	7,004
Residential Funding Mortgage Securities II, Inc.
8.350% due 03/25/2025 (a)	248	248
4.669% due 01/25/2033 (a)	66	66
Sail Net Interest Margin Notes
7.350% due 11/27/2033	184	183
Salomon Brothers Mortgage Securities VII, Inc.
4.859% due 03/25/2028 (a)	615	615
Saxon Asset Securities Trust
4.629% due 03/25/2032 (a)	33	34
SLM Student Loan Trust
4.220% due 10/25/2012 (a)	271	271
4.531% due 06/15/2018 (a)	93	93
Soundview Home Equity Loan Trust
4.499% due 06/25/2035 (a)	500	500
4.479% due 07/25/2035 (a)	2,704	2,705
Structured Asset Investment Loan Trust
4.499% due 02/25/2035 (a)	725	725
Structured Asset Securities Corp.
3.375% due 08/25/2031	148	137
4.879% due 05/25/2032 (a)	88	89
4.480% due 05/25/2034 (a)(f)	635	637
4.900% due 04/25/2035 (a)	1,639	1,606
Structured Settlements Fund
7.250% due 12/20/2008	343	355
Terwin Mortgage Trust
1.000% due 06/25/2033 (b)	2,502	1
4.559% due 06/25/2036 (a)(f)	1,610	1,613
Truman Capital Mortgage Loan Trust
4.859% due 11/25/2031 (a)	46	46
5.529% due 11/25/2032 (a)	440	440
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	1,000	637
Union Acceptance Corp.
4.590% due 07/08/2008 (a)	98	98
USAA Auto Owner Trust
2.060% due 04/15/2008	32	32
Vanderbilt Mortgage Finance
5.840% due 02/07/2026	330	330
7.900% due 02/07/2026 (f)	992	1,019
Wells Fargo Home Equity Trust
4.549% due 02/25/2018 (a)	96	96
WMC Mortgage Loan Pass-Through Certificates
5.195% due 03/20/2029 (a)	180	181
World Financial Network Credit Card Master Trust
5.369% due 06/15/2009 (a)	2,000	2,020

Total Asset-Backed Securities (Cost $162,700)		161,112

	# of Contracts
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar September Futures (CME)
Strike @ $93.500 Exp. 09/18/2006	105	1
Strike @ $92.500 Exp. 09/18/2006	51	0

Total Purchased Put Options (Cost $2)		1

	Principal Amount (000s )
SHORT-TERM INSTRUMENTS 7.8%
Commercial Paper 3.6%
HBOS Treasury Services PLC
4.315% due 03/01/2006	$2,300	2,284
UBS Finance Delaware LLC
4.190% due 01/03/2006	5,500	5,500

		7,784

Repurchase Agreement 2.0%
State Street Bank
3.900% due 01/03/2006	4,209	4,209
(Dated 12/30/2005. Collateralized by Fannie Mae 2.625% due 11/15/2006 valued at $4,297. Repurchase proceeds are $4,211.)

U.S. Treasury Bills 2.2%
3.868% due 03/02/2006-03/16/2006 (e)(g)(h)	4,895	4,850

Total Short-Term Instruments (Cost $16,851)		16,843

Total Investments (d) (Cost $323,173)	149.9%	$321,589
Written Options (j) (Premiums $89)	(0.1%)	(200)
Other Assets and Liabilities (Net)	(49.8%)	(106,919)

Net Assets	100.0%	$214,470

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Interest only security.

(c) Security is in default.

(d) As of December 31, 2005, portfolio securities with an aggregate market value of $17,631 were valued with reference to securities whose prices are more readily obtainable.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) The average amount of borrowings outstanding during the nine-month period ended December 31, 2005 was $83,803 at a weighted average interest rate of 4.23%. On December 31, 2005, securities valued at $94,655 were pledged as collateral for reverse repurchase agreements. The Fund is authorized to borrow funds and utilize leverage in amounts not exceeding thirty-three and one-third percent of its total assets. The Fund’s ability to leverage creates an opportunity for increased net income, but at the same time poses special risks. If the income from the securities purchased with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Fund will be less than if borrowing had not been used, reducing the amount available for distribution to shareholders.

(g) Securities with an aggregate market value of $495 have been pledged as collateral for swap and swaption contracts on December 31, 2005.

(h) Securities with an aggregate market value of $689 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar Futures	Long	09/2006	900	$(191)

(i) Swap agreements outstanding on December 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-month USD-LIBOR	Pay	5.000%	06/21/2011	$5,700	$27
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2016	5,900	79
UBS Warburg LLC	3-month USD-LIBOR	Pay	4.000%	12/15/2007	36,000	(322)

						$(216)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	INDYMAC Home Equity Loan Asset-Back Trust floating rate based on 1-month USD-LIBOR plus 0.630% due 06/25/2030	Buy	(0.450%)	06/25/2030	$4,250	$(2)
Bear Stearns & Co., Inc.	KLIO Funding Corp. floating rate based on 1-month USD-LIBOR plus 1.800% due 04/23/2039	Buy	(1.700%)	04/23/2039	1,000	(12)
Bear Stearns & Co., Inc.	Trinity CDO, Inc. floating rate based on 3-month USD-LIBOR plus 1.600% due 03/08/2040	Buy	(1.700%)	03/08/2040	2,000	(17)
Credit Suisse First Boston	Long Beach Mortgage Loan Trust floating rate based on 1-month USD-LIBOR plus 2.2250% due 07/25/2032	Buy	(2.250%)	07/25/2032	5,000	59
Morgan Stanley Dean Witter & Co.	INDYMAC Home Equity Loan Asset-Back Trust floating rate based on 1-month USD-LIBOR plus 0.630% due 06/25/2030	Sell	1.500%	06/25/2030	4,250	14
Morgan Stanley Dean Witter & Co.	Long Beach Mortgage Loan Trust floating rate based on 1-month USD-LIBOR plus 2.2250% due 07/25/2032	Sell	2.250%	07/25/2032	5,000	52

						$94

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(j) Written options outstanding on December 31, 2005:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	5.480	%*	04/03/2006	$3,000	$89	$200

*	The Portfolio will receive a floating rate based on 3-month USD-LIBOR.

(k) Restricted security as of December 31, 2005:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Sears Mortgage Securities	9.500%	11/15/2010	03/13/2002	$23	$24	0.01%

Schedule of Investments

Emerging Markets Portfolio

December 31, 2005 (Unaudited)

		Principal Amount (000s)	Value (000s)
BRAZIL 28.3%
Brazilian Government International Bond
5.188% due 04/15/2006 (a)		$16,180	$16,191
9.375% due 04/07/2008		2,450	2,644
5.250% due 04/15/2009 (a)		17,889	17,819
10.271% due 06/29/2009 (a)		30,425	35,179
14.500% due 10/15/2009		2,830	3,637
12.000% due 04/15/2010		460	561
9.250% due 10/22/2010		5,085	5,703
10.000% due 08/07/2011		15,200	17,708
11.000% due 01/11/2012		1,795	2,194
5.250% due 04/15/2012 (a)		36,964	36,595
10.250% due 06/17/2013		4,450	5,362
10.500% due 07/14/2014		47,225	57,992
7.875% due 03/07/2015		2,025	2,162
8.000% due 01/15/2018		18,160	19,640
8.875% due 10/14/2019		5,375	6,036
12.750% due 01/15/2020		150	217
5.188% due 04/15/2024 (a)		370	362
6.000% due 04/15/2024 (a)		1,043	1,017
8.875% due 04/15/2024		8,010	8,951
8.750% due 02/04/2025		1,500	1,661
10.125% due 05/15/2027		14,594	18,388
12.250% due 03/06/2030		10	14
8.250% due 01/20/2034		28,520	30,345
11.000% due 08/17/2040		105,687	136,363
Petrobras International Finance Co.
7.750% due 09/15/2014		650	705

Total Brazil (Cost $384,080)			422,445

CAYMAN ISLANDS 0.1%
Petrobras International Finance Co.
9.125% due 02/01/2007		$1,075	1,118
Petroleum Export Ltd.
5.265% due 06/15/2011		1,000	992

Total Cayman Islands (Cost $2,081)			2,110

CHILE 1.2%
Banco Santander Chile S.A.
4.810% due 12/09/2009 (a)		$5,000	4,988
5.375% due 12/09/2014		5,000	5,003
Chile Government International Bond
5.625% due 07/23/2007		425	431
7.125% due 01/11/2012		4,596	5,091
CODELCO, Inc.
5.625% due 09/21/2035		2,700	2,699

Total Chile (Cost $18,154)			18,212

CHINA 0.2%
China Development Bank
5.000% due 10/15/2015		$500	494
Export-Import Bank of China
4.875% due 07/21/2015		2,000	1,948

Total China (Cost $2,471)			2,442

COLOMBIA 0.9%
Colombia Government International Bond
10.000% due 01/23/2012		$2,420	2,892
10.750% due 01/15/2013		1,320	1,643
8.250% due 12/22/2014		8,100	9,031

Total Colombia (Cost $12,896)			13,566

ECUADOR 3.4%
Ecuador Government International Bond
12.000% due 11/15/2012		$600	612
9.000% due 08/15/2030 (a)		53,925	49,611

Total Ecuador (Cost $48,870)			50,223

EL SALVADOR 0.0%
El Salvador Government International Bond
8.500% due 07/25/2011		$125	141

Total El Salvador (Cost $141)			141

GUATEMALA 0.9%
Guatemala Government Bond
9.250% due 08/01/2013		$11,417	13,304

Total Guatemala (Cost $11,565)			13,304

HONG KONG 0.0%
Hong Kong Government International Bond
5.125% due 08/01/2014		$150	150

Total Hong Kong (Cost $151)			150

INDIA 0.1%
Industrial Development Bank of India Ltd.
4.750% due 03/03/2009		$1,000	977

Total India (Cost $994)			977

KAZAKHSTAN 0.4%
Tengizchevroil Finance Co.
6.124% due 11/15/2014		$5,450	5,560

Total Kazakhstan (Cost $5,538)			5,560

MALAYSIA 1.6%
Malaysia Government International Bond
7.500% due 07/15/2011		$1,859	2,083
Petroliam Nasional Bhd.
7.750% due 08/15/2015		8,722	10,443
Petronas Capital Ltd.
7.000% due 05/22/2012		5,685	6,286
7.875% due 05/22/2022		1,490	1,865
TNB Capital Ltd.
5.250% due 05/05/2015		4,300	4,293

Total Malaysia (Cost $23,857)			24,970

MEXICO 15.1%
Banco Mercantil del Norte S.A.
5.875% due 02/17/2014 (a)		$3,280	3,272
Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012		1,000	1,100
Mexico Government International Bond
8.625% due 03/12/2008		1,715	1,849
10.375% due 02/17/2009		128	148
9.875% due 02/01/2010		370	435
8.375% due 01/14/2011		5,655	6,461
7.500% due 01/14/2012		19,009	21,243
6.375% due 01/16/2013		13,440	14,314
5.875% due 01/15/2014		6,000	6,225
6.625% due 03/03/2015		48,600	53,338
11.375% due 09/15/2016		310	456
8.125% due 12/30/2019		24,966	30,708
8.000% due 09/24/2022		1,615	1,997
11.500% due 05/15/2026		3,000	4,912
8.300% due 08/15/2031		5,432	6,994
7.500% due 04/08/2033		7,000	8,305
6.750% due 09/27/2034		3,000	3,289
Mexico Government International Bond Value Recovery Rights
0.000% due 06/30/2006 (a)		68,250	1,403
0.000% due 06/30/2007 (a)		90,175	2,367
Pemex Project Funding Master Trust
7.875% due 02/01/2009		550	590
5.170% due 06/15/2010 (a)		3,000	3,112
9.125% due 10/13/2010		570	657
8.000% due 11/15/2011		11,955	13,431
7.375% due 12/15/2014		6,261	6,972
5.750% due 12/15/2015		3,400	3,388
9.250% due 03/30/2018		2,955	3,771
9.750% due 03/30/2018		3,500	4,392
8.625% due 02/01/2022		9,928	12,261
9.500% due 09/15/2027		6,565	8,781

Total Mexico (Cost $211,637)			226,171

MOROCCO 0.1%
Kingdom of Morocco
2.563% due 01/01/2009		$912	912

Total Morocco (Cost $881)			912

PANAMA 5.0%
Panama Government International Bond
9.625% due 02/08/2011		$425	498
9.375% due 07/23/2012		12,321	14,477
7.250% due 03/15/2015		2,225	2,379
9.375% due 01/16/2023		36,455	45,842
7.125% due 01/29/2026		2,000	2,035
8.875% due 09/30/2027		2,966	3,544
9.375% due 04/01/2029		5,008	6,323

Total Panama (Cost $65,278)			75,098

PERU 4.0%
Peru Government International Bond
9.125% due 01/15/2008		$7,085	7,652
9.125% due 02/21/2012		35,221	40,416
9.875% due 02/06/2015		175	211
4.500% due 03/07/2017 (a)		5,767	5,551
5.000% due 03/07/2017 (a)		3,411	3,198
Southern Peru Copper Corp.
7.500% due 07/27/2035		2,800	2,797

Total Peru (Cost $58,615)			59,825

QATAR 0.3%
Ras Laffan Liquefied Natural Gas Co., Ltd.
5.298% due 09/30/2020		$2,650	2,635
5.838% due 09/30/2027		2,000	2,013

Total Qatar (Cost $4,650)			4,648

RUSSIA (g) 17.1%
Aries Vermogensverwaltng
5.410% due 10/25/2007 (a)	EC	250	311
Gaz Capital S.A.
5.875% due 06/01/2015		4,400	5,617
8.625% due 04/28/2034		$1,000	1,267
Gazprom
9.625% due 03/01/2013		3,000	3,629
7.201% due 02/01/2020		650	694
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		1,200	1,227
Russia Government International Bond
8.250% due 03/31/2010		6,800	7,247
11.000% due 07/24/2018		1,000	1,486
12.750% due 06/24/2028		2,000	3,674
5.000% due 03/31/2030 (a)		202,056	228,595

Total Russia (Cost $248,835)			253,747

SOUTH AFRICA (g) 2.3%
South Africa Government International Bond
8.375% due 10/17/2006		$1,000	1,026
7.375% due 04/25/2012		1,400	1,561
5.250% due 05/16/2013	EC	24,352	31,317
8.500% due 06/23/2017		$631	800

Total South Africa (Cost $31,489)			34,704

TUNISIA (g) 3.1%
Banque Centrale de Tunisie
7.500% due 08/06/2009	EC	6,169	8,282
4.750% due 04/07/2011		450	561
7.375% due 04/25/2012		$28,064	31,362
8.250% due 09/19/2027		4,200	5,313

Total Tunisia (Cost $40,861)			45,518

UKRAINE 3.4%
Ukraine Government International Bond
11.000% due 03/15/2007		$2,191	2,283
7.343% due 08/05/2009 (a)		15,995	17,288
6.875% due 03/04/2011		14,170	14,706
7.650% due 06/11/2013		15,538	16,815

Total Ukraine (Cost $49,235)			51,092

UNITED STATES 4.2%
U.S. Government Agencies 0.4%
Fannie Mae
5.500% due 01/12/2036		$5,500	5,447

U.S. Treasury Obligations 3.8%
U.S. Treasury Bonds
7.875% due 02/15/2021		1,400	1,895
8.125% due 08/15/2021		4,000	5,551
6.250% due 08/15/2023		75	90
6.000% due 02/15/2026		2,000	2,359
U.S. Treasury Notes
3.500% due 02/15/2010		2,000	1,935
3.875% due 09/15/2010		8,120	7,953
4.250% due 11/15/2013		25,400	25,166
4.125% due 05/15/2015		11,400	11,154

			56,103

Total United States (Cost $61,462)			61,550

VENEZUELA 5.8%
Venezuela Government International Bond
5.375% due 08/07/2010		$750	718
5.194% due 04/20/2011 (a)		4,700	4,609
10.750% due 09/19/2013		2,810	3,463
8.500% due 10/08/2014		5,400	5,953
7.650% due 04/21/2025		12,425	12,611
9.250% due 09/15/2027		36,115	42,887
9.375% due 01/13/2034		13,400	15,912
Venezuela Government International Bond Value Recovery Rights
0.000% due 04/15/2020		5,000	141

Total Venezuela (Cost $82,769)			86,294

VIETNAM 0.1%
Socialist Republic of Vietnam
6.875% due 01/15/2016		$1,600	1,674

Total Vietnam (Cost $1,572)			1,674

SHORT-TERM INSTRUMENTS 20.3%
Commercial Paper 16.3%
Danske Corp.
4.270% due 01/03/2006		$47,200	5,300
4.150% due 02/27/2006		41,900	41,634
Federal Home Loan Bank
3.350% due 01/03/2006		40,800	40,800
HBOS Treasury Services PLC
4.165% due 02/03/2006		26,000	25,907
Skandinaviska Enskilda Banken AB
3.985% due 01/05/2006		500	500
4.070% due 01/19/2006		38,500	37,931
UBS Finance Delaware LLC
4.190% due 01/03/2006		1,000	100
4.290% due 01/03/2006		41,200	40,200
4.300% due 01/03/2006		44,700	3,500
3.960% due 01/27/2006		900	898
Westpac Banking Corp.
4.310% due 02/28/2006		42,700	42,414
4.315% due 03/01/2006		46,800	4,072

			243,256

Repurchase Agreements 3.9%
Credit Suisse First Boston
3.400% due 01/03/2006		56,700	56,700
(Dated 12/30/2005. Collateralized by U.S. Treasury Notes 4.000% due 04/15/2010 valued at $58,018. Repurchase proceeds are $56,721.)
State Street Bank
3.900% due 01/03/2006		698	698
(Dated 12/30/2005. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $715. Repurchase proceeds are $698.)

			57,398

U.S. Treasury Bills 0.1%
3.844% due 03/02/2006-03/16/2006 (c)(d)(e)		1,475	1,462

Total Short-Term Instruments (Cost $302,118)			302,116

Total Investments (Cost $1,670,200) (b)		117.9%	$1,757,449
Other Assets and Liabilities (Net)		(17.9%)	(267,115)

Net Assets		100.0%	$1,490,334

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) As of December 31, 2005, portfolio securities with an aggregate market value of $141 were valued with reference to securities whose prices are more readily obtainable.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $1,239 have been pledged as collateral for swap contracts on December 31, 2005.

(e) Securities with an aggregate market value of $223 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 5-Year Note Futures	Long	03/2006	110	$21
U.S. Treasury 30-Year Bond Futures	Long	03/2006	93	162

				$183

(f) Swap agreements outstanding on December 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation
Morgan Stanley Dean Witter & Co.	28-day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015	MP	38,000	$220
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2011		$1,800	8
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2016		1,800	24

							$252

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation )
Citibank N.A.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.800%	11/15/2013	$9,500	$1,250
Credit Suisse First Boston	Gaz Capital S.A. 8.625% due 04/28/2034	Sell	0.720%	04/20/2006	3,750	11
Credit Suisse First Boston	Gaz Capital S.A. 8.625% due 04/28/2034	Sell	0.720%	04/20/2006	2,500	8
Credit Suisse First Boston	Federative Brazilian Government International Bond 10.125% due 05/15/2027	Sell	8.250%	03/11/2009	30,000	6,768
Credit Suisse First Boston	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.800%	01/16/2013	6,000	790
Goldman Sachs & Co.	Federative Brazilian Government International Bond 14.500% due 10/15/2009	Sell	27.750%	11/04/2007	3,650	1,908
Goldman Sachs & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.450%	04/08/2013	5,300	557
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	50	0
J.P. Morgan Chase & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.840%	01/04/2013	18,000	2,430
J.P. Morgan Chase & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.320%	01/21/2014	10,700	1,166
Lehman Brothers, Inc.	Philippine Government International Bond 8.250% due 01/15/2014	Buy	(2.850%)	03/20/2008	5,000	(183)
Lehman Brothers, Inc.	Philippine Government International Bond 8.250% due 01/15/2014	Buy	(2.470%)	09/20/2008	5,000	(135)
Lehman Brothers, Inc.	Republic of Turkey 11.875% due 01/15/2030	Buy	(2.780%)	09/20/2010	12,000	(796)
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.840%	08/20/2012	4,700	(137)
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.740%	11/18/2013	10,000	1,275
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%	01/21/2014	1,350	146
Morgan Stanley Dean Witter & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	1.280%	02/20/2009	3,100	98

						$15,156

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(g) Forward foreign currency contracts outstanding on December 31, 2005:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation )	Net Unrealized Appreciation/ (Depreciation )
Buy	BR	7,674	02/2006	$221	$0	$221
Sell		3,527	02/2006	10	0	10
Buy	CP	1,103,490	02/2006	138	0	138
Buy	CY	23,884	09/2006	8	0	8
Sell	EC	37,564	02/2006	0	(342)	(342)
Buy	IR	33,156,000	02/2006	303	0	303
Buy	JY	787,404	01/2006	1	0	1
Buy	KW	2,050,200	01/2006	20	0	20
Buy		1,164,500	02/2006	11	0	11
Buy		3,939,000	03/2006	132	0	132
Buy	MP	21,240	02/2006	68	0	68
Buy	PN	5,724	02/2006	0	(86)	(86)
Buy	PZ	19,520	02/2006	85	0	85
Buy	RP	57,864	03/2006	0	(31)	(31)
Buy		1,746	05/2006	0	0	0
Buy	RR	28,624	01/2006	2	0	2
Buy		164,914	02/2006	0	(48)	(48)
Buy	S$	1,768	01/2006	0	(13)	(13)
Buy		2,142	02/2006	0	(7)	(7)
Buy	SR	27,547	02/2006	129	0	129
Buy	SV	44,058	02/2006	0	(47)	(47)
Buy		160,141	03/2006	0	(47)	(47)
Buy	T$	55,167	02/2006	0	(52)	(52)

				$1,128	$(673)	$455

Schedule of Investments

Developing Local Markets Portfolio

December 31, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 18.9%
Banking & Finance 9.9%
Banque Centrale de Tunisie
7.500% due 09/19/2007	$120	$125
CIT Group, Inc.
4.567% due 12/19/2007 (a)	1,500	1,501
Export-Import Bank of Korea
4.250% due 11/27/2007	1,700	1,679
Gazprom
9.125% due 04/25/2007	2,075	2,172
Goldman Sachs Group, Inc.
4.400% due 11/10/2008 (a)	1,000	1,001
4.591% due 12/22/2008 (a)	1,400	1,401
HSBC Finance Corp.
6.538% due 11/13/2007	1,800	1,854
Lehman Brothers Holdings, Inc.
4.284% due 10/22/2008 (a)	2,500	2,502
4.710% due 12/23/2010 (a)	1,100	1,101
MBNA Europe Funding PLC
4.550% due 09/07/2007 (a)	700	701
Pemex Finance Ltd.
9.690% due 08/15/2009	300	325
Royal Bank of Scotland PLC
4.500% due 12/21/2007 (a)	1,500	1,501
VTB Capital S.A. for Vneshtorgbank
5.250% due 09/21/2007 (a)	1,500	1,503

		17,366

Industrials 3.6%
CSN Iron S.A.
9.125% due 06/01/2007	1,000	1,047
EchoStar DBS Corp.
5.750% due 10/01/2008	500	492
Georgia-Pacific Corp.
7.500% due 05/15/2006	500	506
HJ Heinz Co.
6.428% due 12/01/2020	700	720
Host Marriott LP
9.250% due 10/01/2007	400	424
La Quinta Corp.
7.000% due 08/15/2007	500	518
MCI, Inc.
6.688% due 05/01/2009	500	517
Mirage Resorts, Inc.
7.250% due 10/15/2006	400	407
Qwest Corp.
5.625% due 11/15/2008	500	497
R.J. Reynolds Tobacco Holdings, Inc.
6.500% due 06/01/2007	400	405
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	700	717

		6,250

Utilities 5.4%
BellSouth Corp.
4.258% due 04/26/2021 (a)	1,100	1,099
CMS Energy Corp.
9.875% due 10/15/2007	500	537
Dominion Resources, Inc.
4.819% due 09/28/2007 (a)	2,200	2,202
Entergy Gulf States, Inc.
5.207% due 12/08/2008 (a)	1,200	1,201
FirstEnergy Corp.
5.500% due 11/15/2006	200	201
Florida Power Corp.
4.880% due 11/14/2008 (a)	1,600	1,601
Progress Energy, Inc.
6.750% due 03/01/2006	1,300	1,304
PSEG Power LLC
6.875% due 04/15/2006	200	201
Sprint Capital Corp.
4.780% due 08/17/2006 (a)	700	700
Williams Cos., Inc.
5.935% due 02/16/2007	400	398

		9,444

Total Corporate Bonds & Notes (Cost $33,075)		33,060

U.S. GOVERNMENT AGENCIES 2.0%
Freddie Mac
4.363% due 02/25/2045 (a)	1,854	1,867
4.509% due 08/25/2031 (a)	603	606
4.519% due 09/25/2031 (a)	631	631
4.719% due 12/15/2030 (a)	467	469

Total U.S. Government Agencies (Cost $3,563)		3,573

MORTGAGE-BACKED SECURITIES 2.0%
Greenpoint Mortgage Funding Trust
4.649% due 11/25/2045 (a)	676	675
MASTR Alternative Loans Trust
3.844% due 08/25/2034 (a)	396	395
SACO I, Inc.
4.489% due 09/25/2033 (a)	595	596
4.489% due 10/25/2033 (a)	363	363
Sequoia Mortgage Trust
4.083% due 04/20/2035 (a)	697	680
Structured Asset Securities Corp.
4.479% due 06/25/2035 (a)	886	887

Total Mortgage-Backed Securities (Cost $3,603)		3,596

ASSET-BACKED SECURITIES 17.1%
ACE Securities Corp.
4.489% due 10/25/2035 (a)	1,552	1,553
Ameriquest Mortgage Securities, Inc.
4.489% due 10/25/2035 (a)	581	581
Argent Securities, Inc.
4.499% due 10/25/2035 (a)	875	876
4.060% due 11/25/2035 (a)	926	926
Asset-Backed Funding Certificates
4.489% due 08/25/2035 (a)	1,115	1,116
Asset-Backed Securities Corp. Home Equity Loan Trust
4.459% due 03/25/2035 (a)	222	222
Bear Stearns Asset-Backed Securities, Inc.
4.589% due 07/25/2031 (a)	217	218
4.589% due 09/25/2031 (a)	151	151
4.579% due 09/25/2034 (a)	1,735	1,737
Citigroup Mortgage Loan Trust, Inc.
4.489% due 09/25/2035 (a)	625	626
Countrywide Asset-Backed Certificates
4.479% due 08/25/2035 (a)	665	666
4.569% due 08/25/2035 (a)	750	751
FBR Securitization Trust
4.499% due 09/25/2035 (a)	1,446	1,447
4.559% due 09/25/2035 (a)	1,500	1,501
4.489% due 10/25/2035 (a)	646	646
First Franklin Mortgage Loan Trust Asset-Backed Certificates
4.579% due 03/25/2024 (a)	0	0
First NLC Trust
4.489% due 09/25/2035 (a)	593	593
4.489% due 12/25/2035 (a)	373	373
Fremont Home Loan Trust
4.460% due 01/25/2036 (a)	2,000	2,003
GSAMP Trust
4.489% due 01/25/2036 (a)	485	485
Home Equity Asset Trust
4.489% due 02/25/2036 (a)	674	674
Home Equity Mortgage Trust
4.489% due 02/25/2036 (a)	536	537
Long Beach Mortgage Loan Trust
4.579% due 11/25/2034 (a)	932	933
New Century Home Equity Loan Trust
4.489% due 09/25/2035 (a)	1,632	1,633
4.499% due 10/25/2035 (a)	280	280
Option One Mortgage Loan Trust
4.479% due 11/25/2035 (a)	646	647
Park Place Securities, Inc.
4.549% due 02/25/2035 (a)	237	237
Renaissance Home Equity Loan Trust
4.579% due 02/25/2035 (a)	282	283
4.529% due 10/25/2035 (a)	694	694
Residential Asset Mortgage Products, Inc.
4.489% due 10/25/2035 (a)	601	601
Residential Asset Securities Corp.
4.301% due 09/25/2035 (a)	691	691
Residential Funding Mortgage Securities II, Inc.
4.519% due 05/25/2015 (a)	377	377
SACO I, Inc.
4.304% due 07/25/2035 (a)	590	591
SG Mortgage Securities Trust
4.479% due 09/25/2035 (a)	478	478
SLM Student Loan Trust
4.257% due 01/25/2013 (a)	2,100	2,099
Soundview Home Equity Loan Trust
4.549% due 04/25/2035 (a)	578	579
4.489% due 11/25/2035 (a)	649	649
Structured Asset Investment Loan Trust
4.579% due 04/25/2034 (a)	776	776
4.469% due 07/25/2035 (a)	184	184
Structured Asset Securities Corp.
4.900% due 04/25/2035 (a)	574	562

Total Asset-Backed Securities (Cost $29,963)		29,976

SOVEREIGN ISSUES 6.8%
Brazilian Government International Bond
5.188% due 04/15/2006 (a)	1,992	1,993
5.250% due 04/15/2009 (a)	1,359	1,354
Guatemala Government Bond
8.500% due 08/03/2007	1,000	1,051
Russia Government International Bond
3.000% due 05/14/2006	4,400	4,369
Ukraine Government International Bond
11.000% due 03/15/2007	980	1,021
Venezuela Government International Bond
3.438% due 03/31/2007 (a)	357	356
9.125% due 06/18/2007	1,570	1,649
4.563% due 12/18/2007 (a)	95	95

Total Sovereign Issues (Cost $11,858)		11,888

SHORT-TERM INSTRUMENTS 51.2%
Commercial Paper 50.1%
Anz (Delaware), Inc.
4.065% due 01/19/2006	3,900	3,893
ASB Bank Ltd.
4.070% due 01/17/2006	3,100	3,095
4.090% due 01/18/2006	1,700	1,697
BNP Paribas Finance
4.155% due 02/27/2006	400	397
4.340% due 03/02/2006	4,700	4,667
Carolina Power & Light Co.
4.560% due 04/21/2006	500	493
Danske Corp.
4.150% due 02/27/2006	500	497
Dexia Delaware LLC
4.340% due 03/06/2006	4,700	4,662
DnB NORBank ASA
4.060% due 01/19/2006	4,200	4,192
4.470% due 04/28/2006	1,000	985
Fannie Mae
4.240% due 03/15/2006	4,400	4,360
Federal Home Loan Bank
3.350% due 01/03/2006	4,800	4,800
Florida Power Corp.
4.560% due 04/24/2006	500	493
4.630% due 04/28/2006	400	394
ForeningsSparbanken AB
4.055% due 01/18/2006	2,600	2,596
Freddie Mac
3.655% due 02/28/2006	2,398	2,382
4.234% due 03/07/2006	4,700	4,662
4.354% due 05/16/2006	3,200	3,146
General Electric Capital Corp.
4.090% due 01/19/2006	700	699
4.120% due 01/24/2006	1,000	998
HBOS Treasury Services PLC
4.220% due 02/10/2006	1,000	996
4.285% due 02/24/2006	3,500	3,478
IXIS Commercial Paper Corp.
4.280% due 02/22/2006	3,600	3,579
4.270% due 03/03/2006	1,200	1,192
Nissan Motors Acceptance Corp.
4.430% due 01/23/2006	1,700	1,696
Nordea N.A., Inc.
4.085% due 01/20/2006	500	499
4.345% due 03/06/2006	3,100	3,075
4.375% due 03/09/2006	1,600	1,587
San Paolo IMI U.S. Financial Co.
4.220% due 02/10/2006	4,300	4,281
Skandinaviska Enskilda Banken AB
4.070% due 01/19/2006	3,400	3,394
Societe Generale N.A.
4.340% due 03/06/2006	4,700	4,662
UBS Finance Delaware LLC
4.190% due 01/03/2006	100	100
3.945% due 01/26/2006	1,400	1,396
4.155% due 02/28/2006	500	497
4.440% due 04/28/2006	3,300	3,252
Virginia Electric and Power Co.
4.490% due 01/10/2006	600	599
Westpac Banking Corp.
4.060% due 01/17/2006	1,100	1,098
4.330% due 02/21/2006	3,400	3,380

		87,869

Repurchase Agreement 1.1%
State Street Bank
3.900% due 01/03/2006	1,934	1,934
(Dated 12/30/2005. Collateralized by Fannie Mae 5.250% due 06/15/2006 valued at $1,975. Repurchase proceeds are $1,935.)

Total Short-Term Instruments (Cost $89,821)		89,803

Total Investments (b) (Cost $171,883)	98.0%	$171,896
Other Assets and Liabilities (Net)	2.0%	3,474

Net Assets	100.0%	$175,370

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) As of December 31, 2005, portfolio securities with an aggregate market value of $2,003 were valued with reference to securities whose prices are more readily obtainable.

(c) Swap agreements outstanding on December 31, 2005:

Interest	Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation
Morgan Stanley Dean Witter & Co.	BR-CDI-Compounded	Pay	17.930%	10/02/2006	BR	2,650	$4
Morgan Stanley Dean Witter & Co.	BR-CDI-Compounded	Pay	16.120%	07/02/2007		1,150	0
Morgan Stanley Dean Witter & Co.	28-day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015	MP	4,000	23

							$27

(d) Forward foreign currency contracts outstanding on December 31, 2005:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation )	Net Unrealized Appreciation/ (Depreciation )
Buy	BR	10,831	02/2006	$396	$0	$396
Sell		2,085	02/2006	15	(8)	7
Buy		11,934	05/2006	0	(49)	(49)
Buy	CK	116,414	02/2006	0	(57)	(57)
Buy		120,026	04/2006	1	0	1
Buy	CO	5,780,397	02/2006	14	(7)	7
Buy		2,754,883	04/2006	9	0	9
Buy	CP	2,415,284	02/2006	279	0	279
Buy		2,524,044	04/2006	272	0	272
Buy	CY	12,936	02/2006	0	(12)	(12)
Buy		10,900	05/2006	3	0	3
Buy		5,900	07/2006	2	(1)	1
Buy	H$	24,312	02/2006	1	0	1
Buy		13,271	05/2006	2	0	2
Buy	IR	25,690,000	01/2006	51	0	51
Sell		25,690,000	01/2006	0	(3)	(3)
Buy		24,030,000	02/2006	220	0	220
Buy		13,000,000	07/2006	42	0	42
Buy	IS	11,841	02/2006	22	(2)	20
Buy		9,634	05/2006	19	0	19
Buy	KW	3,256,676	02/2006	45	0	45
Buy		1,320,000	03/2006	39	0	39
Buy		6,800,906	05/2006	271	0	271
Buy	MP	54,197	02/2006	107	(1)	106
Buy		128,179	05/2006	212	(1)	211
Buy	PN	12,439	02/2006	0	(184)	(184)
Buy		9,528	04/2006	0	(21)	(21)
Buy	PZ	24,942	02/2006	131	(11)	120
Buy		2,218	03/2006	0	(3)	(3)
Buy		36,170	05/2006	566	0	566
Buy	RP	53,789	02/2006	0	(39)	(39)
Buy		181,094	05/2006	40	0	40
Buy	RR	139,141	02/2006	0	(22)	(22)
Sell		24,123	02/2006	12	0	12
Buy		204,328	05/2006	0	(24)	(24)
Buy	S$	7,668	02/2006	0	(52)	(52)
Buy		1,883	03/2006	16	0	16
Buy		16,798	05/2006	122	0	122
Buy	SR	31,589	02/2006	182	0	182
Buy		27,686	05/2006	280	0	280
Buy	SV	96,244	02/2006	0	(47)	(47)
Buy		59,532	03/2006	0	(17)	(17)
Buy		147,248	04/2006	55	0	55
Buy	T$	64,002	02/2006	0	(74)	(74)
Buy		156,694	05/2006	119	0	119
Buy	TB	65,408	02/2006	17	0	17
Buy		73,066	05/2006	0	(6)	(6)
Buy	TL	2,285	02/2006	35	0	35
Buy		6,640	05/2006	101	0	101

				$3,698	$(641)	$3,057

Schedule of Investments

High Yield Portfolio

December 31, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 3.5%
Centennial Communications
5.630% due 01/20/2011 (a)		$126	$128
5.740% due 01/20/2011 (a)		420	425
5.770% due 01/20/2011 (a)		42	42
5.630% due 02/09/2011 (a)		378	383
DRS Technologies, Inc.
1.000% due 11/22/2006 (a)		1,000	1,003
General Growth Properties, Inc.
6.220% due 11/12/2008 (a)		497	501
Goodyear Tire & Rubber Co.
7.060% due 04/30/2010 (a)		1,000	1,008
Headwaters, Inc.
5.870% due 04/30/2011 (a)		702	708
8.250% due 04/30/2011 (a)		11	11
Hertz Corp.
1.000% due 12/21/2012 (a)		1,500	1,520
Intelsat Ltd.
1.000% due 04/24/2006 (a)		1,000	1,003
Qwest Corp.
9.020% due 06/30/2007 (a)		400	410
RH Donnelley, Inc.
1.000% due 12/13/2015 (a)		2,000	2,002
Roundy’s, Inc.
7.340% due 11/01/2011 (a)		2,000	1,991

Total Bank Loan Obligations (Cost $11,101)			11,135

CORPORATE BONDS & NOTES 89.5%
Banking & Finance 19.2%
AES Red Oak LLC
8.540% due 11/30/2019		755	835
Arvin Capital I
9.500% due 02/01/2027		560	566
BCP Crystal US Holdings Corp.
9.625% due 06/15/2014		1,556	1,739
Bluewater Finance Ltd.
10.250% due 02/15/2012		1,700	1,836
Bombardier Capital, Inc.
7.090% due 03/30/2007 (j)		1,000	1,006
Bowater Canada Finance
7.950% due 11/15/2011		690	673
Consolidated Communications Holdings, Inc.
9.750% due 04/01/2012		326	349
Eircom Funding
8.250% due 08/15/2013		285	306
Ferrellgas Escrow LLC
6.750% due 05/01/2014		850	807
Ford Motor Credit Co.
5.800% due 01/12/2009		2,000	1,746
7.375% due 10/28/2009		160	142
7.375% due 02/01/2011		4,115	3,611
7.250% due 10/25/2011		2,275	1,967
Forest City Enterprises, Inc.
7.625% due 06/01/2015		500	532
General Motors Acceptance Corp.
5.625% due 05/15/2009		1,500	1,336
7.250% due 03/02/2011		935	860
6.000% due 04/01/2011		887	799
6.875% due 09/15/2011		1,820	1,662
7.000% due 02/01/2012		270	245
6.875% due 08/28/2012		3,075	2,775
6.750% due 12/01/2014		3,900	3,514
8.000% due 11/01/2031		4,950	4,754
Homer City Funding LLC
8.734% due 10/01/2026		297	347
JET Equipment Trust
10.000% due 06/15/2012 (b)		489	445
7.630% due 08/15/2012 (b)		352	311
JSG Funding PLC
9.625% due 10/01/2012		2,875	2,889
K&F Acquisition, Inc.
7.750% due 11/15/2014		800	812
KRATON Polymers LLC
8.125% due 01/15/2014		2,050	1,978
Rotech Healthcare, Inc.
9.500% due 04/01/2012		2,245	2,368
Standard Aero Holdings, Inc.
8.250% due 09/01/2014		675	557
Stone Container Finance
7.375% due 07/15/2014		850	778
TRAINS
7.397% due 06/15/2015 (a)		14,522	14,946
UGS Corp.
10.000% due 06/01/2012		465	509
Universal City Development Partners
11.750% due 04/01/2010		1,087	1,224
Universal City Florida Holding Co.
8.375% due 05/01/2010		300	295
Ventas Realty LP
8.750% due 05/01/2009		1,575	1,709

			61,228

Industrials 53.5%
Abitibi-Consolidated, Inc.
6.000% due 06/20/2013		325	277
7.400% due 04/01/2018		500	415
8.850% due 08/01/2030		2,600	2,236
Aearo Co.
8.250% due 04/15/2012		400	408
AES Ironwood LLC
8.857% due 11/30/2025		818	908
Alderwoods Group, Inc.
7.750% due 09/15/2012		1,000	1,040
Alliance One International, Inc.
11.000% due 05/15/2012		590	522
Allied Waste N.A., Inc.
6.375% due 04/15/2011		990	970
7.250% due 03/15/2015		3,125	3,172
American Media Operations, Inc.
10.250% due 05/01/2009		644	591
AmeriGas Partners LP
8.830% due 04/19/2010		969	1,004
7.250% due 05/20/2015		1,000	1,025
Arco Chemical Co.
10.250% due 11/01/2010		250	276
Argo-Tech Corp.
9.250% due 06/01/2011		625	644
Armor Holdings, Inc.
8.250% due 08/15/2013		850	918
ArvinMeritor, Inc.
8.750% due 03/01/2012		1,980	1,906
Aviall, Inc.
7.625% due 07/01/2011		775	798
Bombardier Recreational Products, Inc.
8.375% due 12/15/2013		260	262
Bombardier, Inc.
6.750% due 05/01/2012		100	93
6.300% due 05/01/2014		1,050	924
Bowater, Inc.
6.500% due 06/15/2013		500	450
Buhrmann U.S., Inc.
8.250% due 07/01/2014		1,000	1,009
CanWest Media, Inc.
8.000% due 09/15/2012		830	852
CCO Holdings LLC
8.750% due 11/15/2013		1,185	1,135
Cenveo Corp.
9.625% due 03/15/2012		425	461
Chart Industries, Inc.
9.125% due 10/15/2015		300	307
Charter Communications Operating LLC
8.375% due 04/30/2014		1,750	1,750
Chesapeake Energy Corp.
7.500% due 06/15/2014		335	357
6.375% due 06/15/2015		150	151
6.625% due 01/15/2016		1,200	1,221
Choctaw Resort Development Enterprise
7.250% due 11/15/2019		562	574
Community Health Systems, Inc.
10.000% due 03/13/2007		1,500	1,567
Continental Airlines, Inc.
7.056% due 09/15/2009		1,260	1,295
Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012		50	46
Crown Americas LLC
7.625% due 11/15/2013		275	287
7.750% due 11/15/2015		350	364
CSC Holdings, Inc.
8.125% due 08/15/2009		300	304
7.625% due 04/01/2011		3,450	3,450
6.750% due 04/15/2012		875	831
7.875% due 02/15/2018		200	194
DaVita, Inc.
7.250% due 03/15/2015		1,840	1,872
Delhaize America, Inc.
9.000% due 04/15/2031		1,805	2,131
Delta Air Lines, Inc.
7.379% due 05/18/2010		214	213
7.570% due 11/18/2010		400	394
Dex Media West LLC
8.500% due 08/15/2010		25	26
9.875% due 08/15/2013		2,575	2,871
DirecTV Holdings LLC
8.375% due 03/15/2013		780	842
6.375% due 06/15/2015		895	880
Dresser-Rand Group, Inc.
9.375% due 04/15/2011		1,710	1,808
7.375% due 11/01/2014		639	661
Dura Operating Corp.
8.625% due 04/15/2012		704	584
Dynegy Danskammer & Roseton LLC
7.270% due 11/08/2010		1,175	1,185
7.670% due 11/08/2016		2,600	2,608
EchoStar DBS Corp.
6.375% due 10/01/2011		2,025	1,959
El Paso CGP Co.
7.625% due 09/01/2008		400	408
7.750% due 10/15/2035		250	249
El Paso Corp.
7.875% due 06/15/2012		2,675	2,769
7.375% due 12/15/2012		2,100	2,121
8.050% due 10/15/2030		300	307
El Paso Production Holding Co.
7.750% due 06/01/2013		3,700	3,857
Encore Acquisition Co.
6.250% due 04/15/2014		415	396
Equistar Chemicals LP
10.125% due 09/01/2008		225	245
8.750% due 02/15/2009		1,115	1,179
Extendicare Health Services, Inc.
9.500% due 07/01/2010		725	773
Ferrellgas Partners LP
8.750% due 06/15/2012		1,775	1,766
Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011		2,325	2,488
Gaylord Entertainment Co.
8.000% due 11/15/2013		725	763
General Cable Corp.
9.500% due 11/15/2010		625	666
Georgia-Pacific Corp.
8.000% due 01/15/2024		2,450	2,352
7.750% due 11/15/2029		250	229
8.875% due 05/15/2031		1,100	1,108
Greif, Inc.
8.875% due 08/01/2012		760	813
Hanover Compressor Co.
8.500% due 09/01/2008		488	508
8.625% due 12/15/2010		120	127
HCA, Inc.
6.950% due 05/01/2012		1,575	1,642
6.250% due 02/15/2013		25	25
6.375% due 01/15/2015		1,000	1,016
7.190% due 11/15/2015		300	317
7.690% due 06/15/2025		1,000	1,043
HealthSouth Corp.
7.000% due 06/15/2008		500	504
8.375% due 10/01/2011		175	179
7.625% due 06/01/2012		3,275	3,340
Herbst Gaming, Inc.
7.000% due 11/15/2014		500	500
Hertz Corp.
8.875% due 01/01/2014		900	921
Horizon Lines LLC
9.000% due 11/01/2012		555	587
Ingles Markets, Inc.
8.875% due 12/01/2011		1,475	1,534
Insight Midwest LP
10.500% due 11/01/2010		1,485	1,569
Invensys PLC
9.875% due 03/15/2011		765	761
ISP Holdings, Inc.
10.625% due 12/15/2009		200	211
10.250% due 07/01/2011		1,140	1,220
ITT Corp.
7.375% due 11/15/2015		670	730
JC Penney Co., Inc.
7.650% due 08/15/2016		100	114
7.125% due 11/15/2023		1,165	1,303
8.125% due 04/01/2027		450	474
7.400% due 04/01/2037		650	729
Jefferson Smurfit Corp.
7.500% due 06/01/2013		300	278
Kappa Beheer BV
10.625% due 07/15/2009		925	962
L-3 Communications Corp.
6.375% due 10/15/2015		1,100	1,103
Lamar Media Corp.
6.625% due 08/15/2015		325	328
Legrand Holding S.A.
10.500% due 02/15/2013		70	79
8.500% due 02/15/2025		870	1,051
Mandalay Resort Group
9.375% due 02/15/2010		145	160
7.625% due 07/15/2013		3,271	3,410
MCI, Inc.
8.735% due 05/01/2014		4,700	5,211
Mediacom Broadband LLC
11.000% due 07/15/2013		2,400	2,592
MGM Mirage, Inc.
8.375% due 02/01/2011		1,110	1,193
7.250% due 08/01/2017		1,000	1,023
Nalco Co.
7.750% due 11/15/2011		770	795
8.875% due 11/15/2013		600	632
Newpark Resources, Inc.
8.625% due 12/15/2007		1,084	1,089
Norampac, Inc.
6.750% due 06/01/2013		775	752
Northwest Airlines, Inc.
6.810% due 02/01/2020		295	278
Novelis, Inc.
7.250% due 02/15/2015		1,000	938
Owens-Brockway Glass Container, Inc.
8.750% due 11/15/2012		845	913
8.250% due 05/15/2013		200	208
6.750% due 12/01/2014		300	293
Plains Exploration & Production Co.
7.125% due 06/15/2014		500	520
PQ Corp.
7.500% due 02/15/2013		650	608
Psychiatric Solutions, Inc.
7.750% due 07/15/2015		75	78
Quiksilver, Inc.
6.875% due 04/15/2015		1,650	1,596
Qwest Corp.
7.500% due 06/15/2023		1,094	1,093
7.200% due 11/10/2026		2,500	2,438
6.875% due 09/15/2033		1,500	1,418
7.250% due 10/15/2035		381	371
Rayovac Corp.
8.500% due 10/01/2013		1,500	1,316
RJ Reynolds Tobacco Holdings, Inc.
7.250% due 06/01/2012		1,060	1,087
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		600	601
Rogers Cable, Inc.
6.250% due 06/15/2013		150	149
6.750% due 03/15/2015		1,950	1,989
SemGroup LP
8.750% due 11/15/2015		350	360
Seneca Gaming Corp.
7.250% due 05/01/2012		1,315	1,330
SESI LLC
8.875% due 05/15/2011		1,095	1,152
Smurfit-Stone Container Enterprises, Inc.
9.750% due 02/01/2011		200	203
8.375% due 07/01/2012		2,975	2,893
Sonat, Inc.
7.625% due 07/15/2011		600	614
Southern Natural Gas Co.
7.350% due 02/15/2031		1,000	1,031
Spectrum Brands, Inc.
7.375% due 02/01/2015		350	294
Station Casinos, Inc.
6.500% due 02/01/2014		490	497
6.875% due 03/01/2016		1,530	1,572
Suburban Propane Partners LP
6.875% due 12/15/2013		975	917
Sungard Data Systems, Inc.
9.125% due 08/15/2013		1,030	1,071
Superior Essex Communications
9.000% due 04/15/2012		775	767
Tenet Healthcare Corp.
6.500% due 06/01/2012		590	543
7.375% due 02/01/2013		25	23
9.875% due 07/01/2014		175	178
Tenneco Automotive, Inc.
10.250% due 07/15/2013		1,140	1,251
8.625% due 11/15/2014		1,775	1,686
TransMontaigne, Inc.
9.125% due 06/01/2010		650	642
Triad Hospitals, Inc.
7.000% due 05/15/2012		1,150	1,180
7.000% due 11/15/2013		1,895	1,909
Trinity Industries, Inc.
6.500% due 03/15/2014		535	530
TRW Automotive, Inc.
9.375% due 02/15/2013		1,590	1,729
United Airlines, Inc.
7.730% due 07/01/2010		1,299	1,294
7.186% due 04/01/2011		560	558
7.783% due 01/01/2014		212	211
US Airways Group, Inc.
9.625% due 09/01/2024 (b)		662	285
9.330% due 01/01/2049 (b)		148	1
Vintage Petroleum, Inc.
7.875% due 05/15/2011		125	131
8.250% due 05/01/2012		565	609
VWR International, Inc.
6.875% due 04/15/2012		2,700	2,693
8.000% due 04/15/2014		500	500
Williams Cos., Inc.
7.625% due 07/15/2019		600	647
7.875% due 09/01/2021		645	701
7.500% due 01/15/2031		350	364
7.750% due 06/15/2031		1,405	1,489
8.750% due 03/15/2032		1,595	1,858
Wynn Las Vegas LLC
6.625% due 12/01/2014		4,750	4,643
Xerox Corp.
7.625% due 06/15/2013		800	848

			170,627

Utilities 16.8%
AES Corp.
9.500% due 06/01/2009		1,500	1,628
8.750% due 05/15/2013		2,125	2,324
American Cellular Corp.
10.000% due 08/01/2011		725	790
Centennial Communications
6.110% due 01/20/2011		27	27
Cincinnati Bell, Inc.
8.375% due 01/15/2014		2,520	2,492
7.000% due 02/15/2015		250	246
6.300% due 12/01/2028		1,000	915
Citizens Communications Co.
6.250% due 01/15/2013		920	895
CMS Energy Corp.
7.500% due 01/15/2009		225	233
8.500% due 04/15/2011		950	1,039
2.875% due 12/01/2024		475	555
Exco Resources, Inc.
7.250% due 01/15/2011		375	383
Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013		795	781
Intelsat Bermuda Ltd.
8.695% due 01/15/2012 (a)		775	791
8.250% due 01/15/2013		465	472
8.625% due 01/15/2015		550	558
IPALCO Enterprises, Inc.
8.625% due 11/14/2011		835	914
Midwest Generation LLC
8.560% due 01/02/2016		2,176	2,368
8.750% due 05/01/2034		3,350	3,706
MSW Energy Holdings LLC
7.375% due 09/01/2010		1,115	1,151
8.500% due 09/01/2010		185	198
New Skies Satellites NV
9.125% due 11/01/2012		500	537
NRG Energy, Inc.
8.000% due 12/15/2013		1,101	1,233
Pacific Energy Partners LP
6.250% due 09/15/2015		700	693
PSEG Energy Holdings LLC
8.625% due 02/15/2008		100	105
10.000% due 10/01/2009		575	635
8.500% due 06/15/2011		3,695	3,972
Qwest Communications International, Inc.
7.250% due 02/15/2011		2,810	2,880
7.500% due 02/15/2014		6,075	6,273
Qwest Corp.
8.875% due 03/15/2012		1,125	1,274
Reliant Energy, Inc.
9.250% due 07/15/2010		1,575	1,583
9.500% due 07/15/2013		625	630
6.750% due 12/15/2014		2,085	1,830
Rogers Wireless Communications, Inc.
7.250% due 12/15/2012		50	53
8.000% due 12/15/2012		570	606
7.500% due 03/15/2015		975	1,058
Rural Cellular Corp.
8.250% due 03/15/2012		1,165	1,235
Sierra Pacific Power Co.
7.100% due 11/02/2023		400	404
South Point Energy
8.400% due 05/30/2012		1,786	1,644
Tenaska Alabama Partners LP
7.000% due 06/30/2021		300	303
Time Warner Telecom, Inc.
10.125% due 02/01/2011		565	595
9.250% due 02/15/2014		700	742
Triton PCS, Inc.
8.500% due 06/01/2013		285	266
Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (j)		1,851	1,962
Wind Acquisition Finance S.A.
10.750% due 12/01/2015		500	519

			53,498

Total Corporate Bonds & Notes (Cost $284,792)			285,353

MORTGAGE-BACKED SECURITIES 0.3%
RMF Commercial Mortgage Pass-Through Certificates
9.150% due 11/28/2027		1,160	1,068

Total Mortgage-Backed Securities (Cost $764)			1,068

FOREIGN CURRENCY-DENOMINATED ISSUES (k) 3.0%
Amadeus Global Travel
4.898% due 04/08/2013 (a)	EC	1,500	1,785
Ineos Group Holding
1.000% due 10/07/2006 (a)		1,000	1,187
JSG Holding PLC
11.500% due 10/01/2015 (c)		909	1,020
Lighthouse International Co. S.A.
8.000% due 04/30/2014		1,965	2,475
Rhodia S.A.
8.000% due 06/01/2010		1,000	1,249
SigmaKalon Group BV
4.587% due 06/30/2012 (a)		1,000	1,161
Telenet Communications NV
9.000% due 12/15/2013		500	658

Total Foreign Currency-Denominated Issues (Cost $9,552)			9,535

CONVERTIBLE BONDS & NOTES 0.0%
Sinclair Broadcast Group, Inc.
4.875% due 07/15/2018 (a)		$100	87

Total Convertible Bonds & Notes (Cost $88)			87

		Shares
CONVERTIBLE PREFERRED STOCK 0.1%
Chesapeake Energy Corp.
4.500% due 12/31/2049		3,000	290

Total Convertible Preferred Stock (Cost $300)			290

PREFERRED SECURITY 0.4%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		200	207
Xerox Capital Trust I
8.000% due 02/01/2027		1,000,000	1,035

Total Preferred Security (Cost $1,262)			1,242

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS 3.8%
Commercial Paper 2.4%
Barclays U.S. Funding Corp.
4.305% due 02/28/2006		$1,589	1,589
HBOS Treasury Services PLC
4.315% due 03/01/2006		1,900	1,887
Societe Generale N.A.
4.380% due 03/20/2006		3,000	2,971
Westpac Capital Corp.
4.330% due 02/21/2006		1,200	1,193

			7,640

Repurchase Agreement 1.2%
State Street Bank
3.900% due 01/03/2006		3,744	3,744
(Dated 12/30/2005. Collateralized by Fannie Mae 2.350% due 07/28/2006 valued at $3,819. Repurchase proceeds are $3,746.)

U.S. Treasury Bills 0.2%
3.886% due 03/02/2006-03/16/2006 (d)(f)(g)		755	750

Total Short-Term Instruments (Cost $12,136)			12,134

Total Investments (e) (Cost $319,995)		100.6%	$320,844
Written Options (i) (Premiums $119)		(0.0%)	(32)
Other Assets and Liabilities (Net)		(0.6%)	(1,887)

Net Assets		100.0%	$318,925

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Security is in default.

(c) Payment in-kind bond security.

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) As of December 31, 2005, portfolio securities with an aggregate market value of $8,827 were valued with reference to securities whose prices are more readily obtainable.

(f) Securities with an aggregate market value of $497 have been pledged as collateral for swap and swaption contracts on December 31, 2005.

(g) Securities with an aggregate market value of $253 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar Futures	Long	12/2006	47	$(4)

(h) Swap agreements outstanding on December 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2011	$5,000	$20
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	06/21/2011	16,700	38

						$58

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2006	$500	$0
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	12/20/2006	1,000	(42)
Bank of America	AES Corp. 8.750% due 05/15/2013	Sell	1.500%	12/20/2007	1,000	2
Bank of America	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	1.250%	12/20/2007	1,000	7
Bear Stearns & Co., Inc.	Bombardier, Inc. 6.750% due 05/01/2012	Sell	1.400%	06/20/2006	1,500	(1)
Bear Stearns & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	0.820%	12/20/2007	1,500	(32)
Credit Suisse First Boston	Reliant Energy, Inc. 9.250% due 07/15/2010	Sell	3.000%	12/20/2007	1,000	(4)
Credit Suisse First Boston	CMS Energy Corp. 7.500% due 01/15/2009	Sell	1.800%	12/20/2010	500	3
Goldman Sachs & Co.	HCA, Inc. 6.950% due 05/01/2012	Sell	0.750%	12/20/2007	1,000	4
Goldman Sachs & Co.	Starwood Hotels & Resorts Worldwide, Inc. 7.875% 05/01/2012	Sell	1.100%	12/20/2007	1,000	16
Goldman Sachs & Co.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.770%	12/20/2010	1,600	5
J.P. Morgan Chase & Co.	Electronic Data Systems Corp. 6.500% due 08/01/2013	Sell	1.300%	12/20/2007	1,000	22
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.500%	06/20/2006	600	(5)
UBS Warburg LLC	General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%	09/20/2008	3,000	(580)
Wachovia Bank N.A.	General Motors Corp. 7.125% due 07/15/2013	Sell	1.200%	03/20/2006	700	(24)
Wachovia Bank N.A.	General Motors Corp. 7.125% due 07/15/2013	Sell	0.970%	03/20/2006	500	(17)

						$(646)

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(i) Written options outstanding on December 31, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$112.000	02/24/2006	93	$49	$10

Name of Issuer	Counterparty	Exercise Rate	Date	Notional Amount	Premium	Value
Put - OTC 7-Year Interest Rate Swap	Citibank N.A.	5.500%	06/02/2006	$6,500	$37	$19
Put - OTC 7-Year Interest Rate Swap	Citibank N.A.	4.000%	06/02/2006	6,500	33	3

					$70	$22

*	The Portfolio will pay a floating rate based on 3-month USD-LIBOR.

**	The Portfolio will receive a floating rate based on 3-month USD-LIBOR.

(j) Restricted securities as of December 31, 2005:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	08/11/2003	$1,004	$1,006	0.32%
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	12/08/2000	1,961	1,962	0.62%

				2,965	2,968	0.94%

(k) Forward foreign currency contracts outstanding on December 31, 2005:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EC	1,894	01/2006	$19	$0	$19
Sell		1,993	01/2006	20	0	20
Sell		6,362	02/2006	0	(58)	(58)

				$39	$(58)	$(19)

See accompanying notes

Schedule of Investments

International Portfolio

December 31, 2005 (Unaudited)

		Principal Amount (000s)	Value (000s)
AUSTRALIA 0.1%
Medallion Trust
4.345% due 07/12/2031 (a)		$2,036	$2,033
Superannuation Members Home Loans Global Fund
4.764% due 06/15/2026 (a)		40	40

Total Australia (Cost $2,076)			2,073

CAYMAN ISLANDS (h) 0.2%
Redwood Capital Ltd.
6.354% due 01/01/2006 (a)		$3,700	3,703
SHL Corp. Ltd.
0.767% due 12/25/2024 (a)	JY	51,309	423

Total Cayman Islands (Cost $4,153)			4,126

CROATIA 0.1%
Croatia Government International Bond
4.750% due 07/31/2006 (a)		$138	138
4.750% due 07/31/2010 (a)		1,364	1,371

Total Croatia (Cost $1,489)			1,509

FRANCE (h) 3.4%
Axa S.A.
3.750% due 01/01/2017	EC	1,357	2,301
France Government International Bond
4.000% due 04/25/2014		25,000	31,214
4.000% due 04/25/2055		22,500	29,044

Total France (Cost $60,135)			62,559

GERMANY (h) 0.1%
Republic of Germany
4.250% due 01/04/2014	EC	1,000	1,267
4.250% due 07/04/2014		500	635

Total Germany (Cost $2,019)			1,902

JERSEY, CHANNEL ISLANDS (h) 0.4%
Lloyds TSB Capital I
7.375% due 02/07/2049 (a)	EC	5,250	7,406

Total Jersey, Channel Islands (Cost $4,776)			7,406

MEXICO 0.1%
Mexico Government International Bond
8.300% due 08/15/2031		$900	1,159

Total Mexico (Cost $836)			1,159

NEW ZEALAND (h) 0.2%
New Zealand Government Bond
4.500% due 02/15/2016 (b)	N$	3,523	3,246

Total New Zealand (Cost $1,770)			3,246

SPAIN (h) 0.6%
Hipotebansa Mortgage Securitization Fund
2.332% due 07/18/2022 (a)	EC	4,215	4,828
Hipotebansa V
2.322% due 01/18/2018 (a)		1,127	1,294
Spain Government Bond
4.200% due 01/31/2037		3,000	3,945

Total Spain (Cost $8,756)			10,067

SUPRANATIONAL (h) 0.2%
European Investment Bank
5.500% due 12/07/2009	BP	2,300	4,110

Total Supranational (Cost $3,301)			4,110

TUNISIA (h) 0.2%
Banque Centrale de Tunisie
7.500% due 08/06/2009	EC	1,800	2,417
7.375% due 04/25/2012		$500	559

Total Tunisia (Cost $2,329)			2,976

UNITED KINGDOM (h) 2.0%
Bauhaus Securities Ltd.
2.560% due 10/30/1952 (a)	EC	8,755	10,394
Haus Ltd.
2.703% due 12/10/2037 (a)		13,479	15,468
United Kingdom Gilt
7.750% due 09/08/2006	BP	5,890	10,382

Total United Kingdom (Cost $30,711)			36,244

UNITED STATES 16.4%
Asset-Backed Securities 0.0%
Advanta Mortgage Loan Trust
4.754% due 11/25/2029 (a)		$38	38
Conseco Finance Securitizations Corp.
4.739% due 10/15/2031 (a)		31	31

			69

Corporate Bonds & Notes 0.0%
Kroger Co.
5.500% due 02/01/2013		100	99

Mortgage-Backed Securities 0.0%
Bear Stearns Adjustable Rate Mortgage Trust
5.943% due 06/25/2032 (a)		23	23
CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		302	303
Merrill Lynch Mortgage Investors, Inc.
4.749% due 03/15/2025 (a)		40	40
Washington Mutual Mortgage Securities Corp.
4.519% due 12/25/2040 (a)		220	219

			585

U.S. Government Agencies 1.3%
Fannie Mae
5.500% due 01/12/2036		4,500	4,456
6.000% due 12/01/2033		15	15
6.500% due 05/01/2028 - 11/01/2034 (d)		901	928
7.000% due 09/25/2023		180	189
8.800% due 01/25/2019		247	264
Freddie Mac
6.500% due 07/15/2028		3,957	4,077
Government National Mortgage Association
4.125% due 11/20/2022 - 11/20/2024 (a)(d)		1,553	1,566
4.375% due 03/20/2022 - 06/20/2030 (a)(d)		5,886	5,925
4.750% due 08/20/2022 - 09/20/2026 (a)(d)		1,065	1,072
7.500% due 09/15/2025 - 12/15/2030 (d)		4,037	4,243
8.500% due 07/15/2008 - 07/15/2030 (d)		64	70

			22,805

U.S. Treasury Obligations 15.1%
U.S. Treasury Bond
6.000% due 02/15/2026		1,400	1,651
U.S. Treasury Notes
3.875% due 09/15/2010		8,760	8,580
4.250% due 08/15/2014		155,000	153,353
4.125% due 05/15/2015		113,400	110,950

			274,534

Total United States (Cost $295,893)			298,092

	Notional Amount (000s)
PURCHASED CALL OPTIONS 0.0%
U.S. Dollar versus Japanese Yen (OTC)
Strike @ JY120.000 Exp. 12/11/2006		$68,000	704

Total Purchased Call Options (Cost $950)			704

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS (h) 130.7%
Commercial Paper 9.3%
Danske Corp.
4.320% due 01/04/2006		$50,000	49,994
Federal Home Loan Bank
3.350% due 01/03/2006		13,000	13,000
Rabobank USA Financial Corp.
4.290% due 01/03/2006		50,100	50,100
UBS Finance Delaware LLC
4.290% due 01/03/2006		44,500	44,500
4.300% due 01/03/2006		54,700	10,200

			167,794

Repurchase Agreements 6.1%
State Street Bank
3.900% due 01/03/2006		11,052	11,052
(Dated 12/30/2005. Collateralized by Fannie Mae 2.750% due 08/11/2006 valued at $11,274. Repurchase proceeds are $11,057.)
UBS Warburg LLC
3.350% due 01/03/2006		100,000	100,000
(Dated 12/30/2005. Collateralized by U.S. Treasury Strips 0.000% due 11/15/2009-05/15/2030 valued at $101,847. Repurchase proceeds are $100,037.)

			111,052

Belgium Treasury Bill 9.1%
1.010% due 10/12/2006	EC	145,000	165,384

Canada Treasury Bills 27.9%
3.260% due 03/09/2006 - 03/23/2006 (d)		593,800	505,790

France Treasury Bills 28.3%
2.382% due 01/05/2006 - 03/30/2006 (d)		434,490	513,232

Germany Treasury Bills 19.6%
3.043% due 01/18/2006 - 02/17/2006 (d)		300,500	355,925

Netherlands Treasury Bills 6.8%
2.276% due 01/31/2006 - 03/31/2006 (d)		104,990	123,894

Portugal Treasury Bills 8.9%
1.646% due 03/15/2006 - 11/17/2006 (d)		140,000	161,358

Spain Treasury Bills 8.0%
2.111% due 02/17/2006 - 08/18/2006 (d)		123,700	145,303

U.K. Treasury Bill 2.5%
2.289% due 01/12/2006		38,180	45,176

U.S. Treasury Bills 4.2%
3.862% due 03/02/2006 - 03/16/2006 (d)(e)(f)		$77,425	76,781

Total Short-Term Instruments (Cost $2,393,869)			2,371,689

Total Investments (c) (Cost $2,813,063)		154.7%	$2,807,862
Other Assets and Liabilities (Net)		(54.7%)	(993,400)

Net Assets		100.0%	$1,814,462

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) As of December 31, 2005, portfolio securities with an aggregate market value of $248,302 were valued with reference to securities whose prices are more readily obtainable.

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) Securities with an aggregate market value of $64,718 have been pledged as collateral for swap and swaption contracts on December 31, 2005.

(f) Securities with an aggregate market value of $6,317 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
Euro-Bund 10-Year Note Futures	Long	03/2006	273	$307
Euro-Buxl 30-Year Bond Futures	Long	03/2006	1	4
Japan Government Bond 10-Year Bond Futures	Long	03/2006	15	59
U.S. Treasury 5-Year Note Futures	Long	03/2006	115	23
U.S. Treasury 10-Year Note Futures	Long	03/2006	4,179	2,039

				$2,432

(g) Swap agreements outstanding on December 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010	BP	382,000	$(1,794)
HSBC Bank USA	6-month BP-LIBOR	Pay	5.000%	09/15/2010		324,000	(517)
Barclays Bank PLC	6-month EC-LIBOR	Receive	4.000%	12/15/2014	EC	175,000	2,967
Barclays Bank PLC	6-month EC-LIBOR	Receive	4.000%	12/15/2014		200,000	(530)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.500%	06/17/2015		30,900	1,092
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		260,000	(4,527)
HSBC Bank USA	6-month EC-LIBOR	Receive	4.000%	12/15/2014		173,000	(651)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	12/15/2014		6,500	382
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		254,000	(4,926)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		181,000	(1,250)
Lehman Brothers, Inc.	6-month EC-LIBOR	Receive	5.500%	12/15/2031		8,500	(2,702)
J.P. Morgan Chase & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	9,520,000	(2,453)
Lehman Brothers, Inc.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		21,000,000	(5,966)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	1.500%	03/20/2012		18,980,000	(4,819)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		11,325,000	(2,901)
Bank of America	3-month USD-LIBOR	Receive	3.000%	12/17/2006		$5,000	89
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.670%	02/08/2006		10,400	(556)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.670%	02/08/2006		25,200	636
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	6.790%	02/15/2006		11,600	(1,092)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.710%	07/11/2006		21,200	719
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2011		1,600	7
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2016		1,600	21

							$(28,771)

(h) Forward foreign currency contracts outstanding on December 31, 2005:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	44,590	01/2006	$78	$(290)	$(212)
Sell		835	01/2006	14	0	14
Buy	C$	496,756	01/2006	1,940	0	1,940
Sell		597,768	01/2006	29	(1,945)	(1,916)
Buy	EC	251,094	01/2006	372	(70)	302
Sell		1,036,121	01/2006	120	(10,053)	(9,933)
Sell		217,503	02/2006	1,111	(47)	1,064
Buy	JY	62,956,418	01/2006	2,886	(282)	2,604
Sell		16,732,025	01/2006	0	(2,677)	(2,677)
Buy	N$	1,201	01/2006	0	(39)	(39)
Sell		4,602	01/2006	71	0	71
Buy	SK	27,953	03/2006	65	0	65

				$6,686	$(15,403)	$(8,717)

Schedule of Investments

Investment Grade Corporate Portfolio

December 31, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 74.3%
Banking & Finance 20.4%
AFLAC, Inc.
6.500% due 04/15/2009	$1,000	$1,052
AIG SunAmerica Global Financing VII
5.850% due 08/01/2008	2,400	2,452
American International Group, Inc.
2.875% due 05/15/2008	1,000	955
Archstone-Smith Trust
7.900% due 02/15/2016	75	86
AvalonBay Communities, Inc.
6.125% due 11/01/2012	150	157
BAE Systems Holdings, Inc.
4.740% due 08/15/2008 (a)	4,000	4,005
Bank of America Corp.
4.750% due 08/01/2015	2,400	2,332
Barclays Bank PLC
6.860% due 12/15/2049 (a)	360	402
Barnett Capital II
7.950% due 12/01/2026	750	795
Beaver Valley Funding Corp.
8.625% due 06/01/2007	265	270
9.000% due 06/01/2017	1,488	1,710
BNP Paribas S.A.
5.186% due 06/29/2049 (a)	6,000	5,832
BVPS II Funding Corp.
8.330% due 12/01/2007	2,247	2,349
8.890% due 06/01/2017	1,500	1,771
Canadian Oil Sands Ltd.
4.800% due 08/10/2009	7,000	6,897
CIT Group, Inc.
4.730% due 09/20/2007 (a)	3,535	3,548
5.500% due 11/30/2007	860	869
4.567% due 12/19/2007 (a)	500	500
Citigroup, Inc.
7.750% due 12/01/2036	750	789
Deutsche Telekom International Finance BV
8.000% due 06/15/2010	2,500	2,837
Ford Motor Credit Co.
6.125% due 01/09/2006	50	50
6.500% due 01/25/2007	10,000	9,677
5.450% due 03/21/2007 (a)	1,800	1,715
5.349% due 09/28/2007 (a)	3,000	2,776
4.950% due 01/15/2008	5,000	4,482
5.800% due 01/12/2009	3,000	2,619
7.375% due 02/01/2011	100	88
General Motors Acceptance Corp.
5.243% due 05/18/2006 (a)	17,000	16,684
5.220% due 03/20/2007 (a)	4,000	3,780
4.900% due 07/15/2008	50	41
6.875% due 08/28/2012	100	90
6.750% due 12/01/2014	100	90
8.000% due 11/01/2031	120	115
Goldman Sachs Group, Inc.
4.591% due 12/22/2008 (a)	3,500	3,502
4.524% due 07/23/2009 (a)	2,000	2,013
HBOS Capital Funding LP
6.071% due 06/30/2049 (a)	600	621
HBOS Treasury Services PLC
5.920% due 09/29/2049 (a)	5,000	4,889
5.375% due 12/29/2049 (a)	3,600	3,599
Household Finance Corp.
4.125% due 12/15/2008	14,450	14,119
J.P. Morgan Chase & Co.
5.750% due 01/02/2013	5,000	5,164
KFW International Finance, Inc.
5.750% due 01/15/2008	70	72
MBNA America Bank N.A.
7.125% due 11/15/2012	1,300	1,455
Metropolitan Life Global Funding I
4.625% due 08/19/2010	2,000	1,969
Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014	1,500	1,552
Mizuho JGB Investment LLC
9.870% due 12/31/2049 (a)	2,900	3,209
Morgan Stanley Dean Witter & Co.
4.750% due 04/01/2014	5,000	4,803
National City Bank of Pennsylvania
7.250% due 10/21/2011	853	951
Parker Retirement Savings Plan
6.340% due 07/15/2008	1,317	1,340
Prudential Financial, Inc.
4.104% due 11/15/2006 (a)	1,000	994
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	13,650	13,889
6.500% due 11/15/2018	3,000	2,745
Rabobank Capital Funding Trust III
1.000% due 12/29/2049 (a)	5,000	4,913
RBS Capital Trust I
5.512% due 09/29/2049 (a)	4,500	4,481
Resona Bank Ltd.
5.850% due 09/29/2049 (a)	10,000	9,977
Royal Bank of Scotland PLC
9.118% due 03/31/2049	8,470	9,712
Societe Generale N.A.
4.806% due 10/29/2049 (a)	1,000	1,004
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049 (a)	5,000	4,991
Targeted Return Index Securities Trust
7.761% due 01/15/2032 (a)	2,280	2,833
Tiers Trust
8.125% due 09/15/2017	773	1,035
UFJ Finance Aruba AEC
6.750% due 07/15/2013	24,882	27,208

		214,855

Industrials 39.7%
Albertson’s, Inc.
8.000% due 05/01/2031	5,000	4,932
AOL Time Warner, Inc.
6.125% due 04/15/2006	11,100	11,134
AT&T Broadband Corp.
9.455% due 11/15/2022	350	460
BAE Systems 2001 Asset Trust LLC
6.664% due 09/15/2013	3,105	3,306
Beckman Coulter, Inc.
7.450% due 03/04/2008	325	341
Comcast Cable Communications, Inc.
6.375% due 01/30/2006	400	401
Comcast Corp.
5.300% due 01/15/2014	5,000	4,913
Continental Airlines, Inc.
6.320% due 11/01/2008	15,195	15,114
7.056% due 09/15/2009	5,000	5,137
Cox Communications, Inc.
7.750% due 08/15/2006	700	710
5.039% due 12/14/2007 (a)	2,700	2,722
7.750% due 11/01/2010	100	108
7.125% due 10/01/2012	100	107
Cyprus Amax Minerals Co.
7.375% due 05/15/2007	70	72
DaimlerChrysler N.A. Holding Corp.
4.050% due 06/04/2008	440	429
4.990% due 05/24/2006 (a)	8,000	8,011
8.000% due 06/15/2010	270	296
Delta Air Lines, Inc.
7.570% due 05/18/2012	11,150	10,993
El Paso CGP Co.
6.500% due 05/15/2006	4,293	4,325
7.750% due 06/15/2010	18,533	18,996
6.950% due 06/01/2028	8,730	7,966
El Paso Corp.
6.750% due 05/15/2009	6,400	6,384
8.050% due 10/15/2030	11,200	11,480
7.800% due 08/01/2031	63,375	63,533
7.750% due 01/15/2032	30,275	30,502
Hilton Hotels Corp.
7.625% due 05/15/2008	220	230
HJ Heinz Co.
6.428% due 12/01/2008	2,150	2,210
Kern River Funding Corp.
4.893% due 04/30/2018	14,674	14,416
Kinder Morgan Energy Partners LP
7.125% due 03/15/2012	5,000	5,473
Mazda Manufacturing Corp.
10.500% due 07/01/2008 (j)	578	559
News America Holdings, Inc.
9.250% due 02/01/2013	4,800	5,838
Norfolk Southern Corp.
7.800% due 05/15/2027	3	4
5.640% due 05/17/2029	77	78
Packaging Corp. of America
4.375% due 08/01/2008	2,800	2,740
Pemex Project Funding Master Trust
8.500% due 02/15/2008	1,800	1,919
9.375% due 12/02/2008	11,825	13,155
7.875% due 02/01/2009	32,550	34,894
7.375% due 12/15/2014	29,920	33,316
9.250% due 03/30/2018	5,900	7,528
Pioneer Natural Resources Co.
6.500% due 01/15/2008	2,150	2,198
5.875% due 07/15/2016	1,000	992
Plum Creek Timberlands LP
5.875% due 11/15/2015	2,500	2,537
Qwest Corp.
6.875% due 09/15/2033	9,880	9,337
Raytheon Co.
6.150% due 11/01/2008	148	154
Rowan Cos., Inc.
5.880% due 03/15/2012	1,893	1,947
Sonat, Inc.
6.750% due 10/01/2007	3,940	3,984
Systems 2001 Asset Trust LLC
7.156% due 12/15/2011	1,316	1,379
Time Warner, Inc.
8.110% due 08/15/2006	1,200	1,221
United Airlines, Inc.
7.730% due 07/01/2010	19,135	19,056
8.390% due 01/21/2011 (b)	2,676	1,896
7.186% due 04/01/2011	654	652
6.071% due 03/01/2013	3,151	3,089
6.602% due 09/01/2013	4,054	4,005
10.020% due 03/22/2014 (b)	1,000	660
10.850% due 02/19/2015 (b)	1,000	560
10.125% due 03/22/2015 (b)	2,300	1,323
4.761% due 03/02/2049 (a)	7,982	7,984
Univision Communications, Inc.
7.850% due 07/15/2011	5,517	6,078
USX Corp.
6.850% due 03/01/2008	1,520	1,580
Viacom, Inc.
5.625% due 08/15/2012	5,000	4,971
Waste Management, Inc.
7.000% due 10/15/2006	1,600	1,622
7.375% due 08/01/2010	90	98
XTO Energy, Inc.
4.900% due 02/01/2014	5,000	4,891

		416,946

Utilities 14.2%
AT&T Corp.
8.050% due 11/15/2011	3,000	3,324
AT&T Wireless Services, Inc.
7.500% due 05/01/2007	1,000	1,034
Carolina Power & Light Co.
6.800% due 08/15/2007	156	160
Cincinnati Gas & Electric Co.
6.900% due 06/01/2025	2,821	3,154
Cingular Wireless LLC
6.500% due 12/15/2011	450	482
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	4	4
7.430% due 11/01/2009	11,500	12,385
Consumers Energy Co.
5.000% due 02/15/2012	1,900	1,861
5.375% due 04/15/2013	600	597
Dominion Resources, Inc.
4.640% due 05/15/2006 (a)	3,000	3,003
DTE Energy Co.
6.450% due 06/01/2006	325	327
Duke Energy Field Services LLC
5.375% due 10/15/2015	2,000	1,985
El Paso Natural Gas Co.
8.375% due 06/15/2032	3,850	4,368
Entergy Arkansas, Inc.
5.400% due 05/01/2018	9,384	8,997
Entergy Gulf States, Inc.
3.600% due 06/01/2008	9,400	9,044
Entergy Louisiana, Inc.
4.670% due 06/01/2010	400	384
Entergy Mississippi, Inc.
4.350% due 04/01/2008	1,600	1,569
FirstEnergy Corp.
6.450% due 11/15/2011	5,000	5,307
Florida Power Corp.
4.880% due 11/14/2008 (a)	2,300	2,301
France Telecom S.A.
7.200% due 03/01/2006	5,700	5,723
7.750% due 03/01/2011	4,532	5,067
Kinder Morgan, Inc.
6.500% due 09/01/2012	110	117
MidAmerican Energy Holdings Co.
7.520% due 09/15/2008	350	370
Niagara Mohawk Power Corp.
7.750% due 05/15/2006	70	71
7.750% due 10/01/2008	70	75
Ohio Power Co.
6.375% due 07/15/2033	5,500	5,627
PNPP II Funding Corp.
8.510% due 11/30/2006	80	81
9.120% due 05/30/2016	1,540	1,802
Potomac Electric Power Co.
6.250% due 10/15/2007	960	980
PPL Capital Funding Trust I
4.330% due 03/01/2009	3,300	3,212
Progress Energy, Inc.
6.750% due 03/01/2006	2,000	2,006
7.100% due 03/01/2011	400	432
PSEG Power LLC
3.750% due 04/01/2009	2,500	2,394
8.625% due 04/15/2031	2,000	2,640
Qwest Corp.
8.875% due 03/15/2012	6,000	6,795
Southern California Edison Co.
4.430% due 01/13/2006 (a)	2,700	2,700
Sprint Capital Corp.
7.125% due 01/30/2006	720	721
6.000% due 01/15/2007	23,510	23,746
System Energy Resources, Inc.
5.129% due 01/15/2014	2,966	2,866
Telecom Italia Capital S.A.
5.250% due 10/01/2015	9,850	9,585
TXU Energy Co. LLC
4.920% due 01/17/2006 (a)	600	600
7.000% due 03/15/2013	9,300	9,925
United Telecom, Inc.
6.890% due 07/01/2008 (j)	1,000	995
Virginia Electric & Power Co.
5.750% due 03/31/2006	900	902

		149,718

Total Corporate Bonds & Notes (Cost $754,552)		781,519

U.S. GOVERNMENT AGENCIES 0.0%
Government National Mortgage Association
8.500% due 07/15/2030 - 08/15/2030 (c)	267	288

Total U.S. Government Agencies (Cost $276)		288

U.S. TREASURY OBLIGATIONS 0.0%
Treasury Inflation Protected Securities (e)
3.375% due 01/15/2007 (g)	629	634

Total U.S. Treasury Obligations (Cost $631)		634

ASSET-BACKED SECURITIES 0.2%
Denver Arena Trust
6.940% due 11/15/2019	2,183	2,215

Total Asset-Backed Securities (Cost $1,947)		2,215

	Shares
COMMON STOCKS 0.2%
Devon Energy Corp.	33,898	2,120

Total Common Stocks (Cost $862)		2,120

PREFERRED SECURITY 1.1%
HSBC Capital Funding LP
4.610% due 12/29/2049 (a)	12,000,000	11,347

Total Preferred Security (Cost $11,662)		11,347

PREFERRED STOCK 0.5%
Goldman Sachs Group, Inc.
5.060% due 12/31/2049 (a)	200,000	5,140
Lehman Brothers Holdings, Inc.
5.670% due 12/01/2049	5,200	251

Total Preferred Security (Cost $5,231)		5,391

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 22.4%
Commercial Paper 20.5%
Danske Corp.
3.800% due 01/17/2006	$12,500	12,482
4.035% due 02/07/2006	3,500	3,486
Federal Home Loan Bank
3.350% due 01/03/2006	28,700	28,700
Freddie Mac
3.655% due 02/28/2006	28,300	28,114
HBOS Treasury Services PLC
4.175% due 02/06/2006	13,400	13,347
National Australia Funding, Inc.
4.290% due 01/05/2006	6,700	6,698
Rabobank USA Financial Corp.
4.290% due 01/03/2006	28,800	28,800
Societe Generale N.A.
4.310% due 01/03/2006	24,000	24,000
4.110% due 02/21/2006	7,500	7,458
UBS Finance Delaware LLC
4.190% due 01/03/2006	300	300
4.290% due 01/03/2006	30,750	30,750
3.960% due 01/27/2006	500	499
Westpac Banking Corp.
4.190% due 02/07/2006	20,300	20,217
4.310% due 02/28/2006	10,900	10,827

		215,678

Repurchase Agreements 1.4%
Credit Suisse First Boston
3.400% due 01/03/2006	6,500	6,500
(Dated 12/30/2005. Collateralized by U.S. Treasury Notes 3.750% due 03/31/2007 valued at $6,648. Repurchase proceeds are $6,502.)
State Street Bank
3.900% due 01/03/2006	7,944	7,944
(Dated 12/30/2005. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $8,105. Repurchase proceeds are $7,947.)

		14,444

U.S. Treasury Bills 0.5%
3.858% due 03/02/2006-03/16/2006 (c)(f)(g)	5,205	5,166

Total Short-Term Instruments (Cost $235,292)		235,288

Total Investments (d) (Cost $1,010,454)	98.7%	$1,038,802
Written Options (i) (Premiums $548)	(0.0%)	(394)
Other Assets and Liabilities (Net)	1.3%	13,618

Net Assets	100.0%	$1,052,026

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Security is in default.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) As of December 31, 2005, portfolio securities with an aggregate market value of $7,477 were valued with reference to securities whose prices are more readily obtainable.

(e) Principal amount of security is adjusted for inflation.

(f) Securities with an aggregate market value of $2,234 have been pledged as collateral for swap and swaption contracts on December 31, 2005.

(g) Securities with an aggregate market value of $2,323 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar Futures	Long	06/2007	1,000	$127

(h) Swap agreements outstanding on December 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	06/21/2011	$45,000	$147

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.600%	06/20/2006	$3,000	$(31)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.650%	06/20/2006	15,000	(153)
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Buy	(0.250%)	03/20/2007	4,960	2
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	2,000	(21)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.650%	06/20/2007	1,600	(13)
Bear Stearns & Co., Inc.	EnCana Corp. 4.750% due 10/15/2013	Sell	0.530%	09/20/2009	7,000	81
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	7,341	36
Citibank N.A.	Dominion Resources, Inc. 5.200% due 01/15/2016	Sell	0.670%	06/20/2015	3,900	1
Credit Suisse First Boston	EnCana Corp. 4.750% due 10/15/2013	Sell	0.320%	03/20/2010	2,000	8
Credit Suisse First Boston	International Game Technology 0.000% convertible until 01/29/2006	Sell	0.350%	03/20/2010	1,800	(13)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.500%	06/20/2006	12,800	(98)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.700%	09/20/2006	5,000	(115)
Goldman Sachs & Co.	ConocoPhillips 4.750% due 10/15/2012	Sell	0.210%	03/20/2010	5,000	2
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	1,000	(7)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%	06/20/2007	1,000	(10)
HSBC Bank USA	AOL Time Warner, Inc. 6.875% due 05/01/2012	Sell	0.570%	09/20/2010	5,000	8
J.P. Morgan Chase & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.030%	03/20/2006	45,000	2
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.250%	06/20/2006	2,000	(14)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.500%	06/20/2006	1,000	(6)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.150%	06/20/2006	5,500	(70)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.750%	06/20/2006	1,800	(2)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%	06/20/2006	10,000	(81)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.710%	12/20/2006	25,000	(1,077)
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%	06/20/2007	10,000	(249)
J.P. Morgan Chase & Co.	Apache Corp. 6.250% due 04/15/2012	Sell	0.200%	03/20/2010	6,300	(4)
J.P. Morgan Chase & Co.	Halliburton Co. 5.500% due 10/15/2010	Sell	0.290%	03/20/2010	7,000	22
J.P. Morgan Chase & Co.	Occidental Petroleum Corp. 6.750% due 01/15/2012	Sell	0.250%	03/20/2010	7,000	11
J.P. Morgan Chase & Co.	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.350%	06/20/2010	2,000	16
J.P. Morgan Chase & Co.	EnCana Corp. 4.750% due 10/15/2013	Sell	0.330%	09/20/2010	5,000	19
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG3 Index	Buy	(0.250%)	03/20/2007	7,341	0
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	4,960	24
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 5.125% due 05/09/2008	Sell	2.100%	09/20/2008	25,000	(1,733)
Merrill Lynch & Co., Inc.	Burlington Resources, Inc. 6.400% due 08/15/2011	Sell	0.280%	03/20/2010	5,000	12
Merrill Lynch & Co., Inc.	Canadian Natural Resources Ltd. 5.450% due 10/01/2012	Sell	0.320%	03/20/2010	5,000	(5)
Merrill Lynch & Co., Inc.	XTO Energy, Inc. 6.250% due 04/15/2013	Sell	0.380%	03/20/2010	5,000	10
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	3,000	(18)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	5,000	(127)
Morgan Stanley Dean Witter & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.300%	06/20/2007	10,000	(249)
Morgan Stanley Dean Witter & Co.	Altria Group, Inc. 7.000% due 11/04/2013	Sell	1.090%	09/20/2010	10,000	216
UBS Warburg LLC	Canadian Natural Resources Ltd. 5.450% due 10/01/2012	Sell	0.420%	09/20/2010	5,000	7
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.760%	09/20/2010	1,600	(100)
Wachovia Bank N.A.	Ohio Edison Co. 5.450% due 05/01/2015	Sell	0.470%	03/20/2010	10,000	40

						$(3,679)

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(i) Written options outstanding on December 31, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$112.000	05/26/2006	300	$105	$127
Call - CBOT U.S. Treasury 10-Year Note March Futures	112.000	02/24/2006	225	38	25
Call - CBOT U.S. Treasury 10-Year Note March Futures	111.000	02/24/2006	470	125	117
Call - CBOT U.S. Treasury 10-Year Note March Futures	113.000	02/24/2006	240	22	11
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/26/2006	300	99	70
Put - CBOT U.S. Treasury 10-Year Note March Futures	105.000	02/24/2006	225	38	7
Put - CBOT U.S. Treasury 10-Year Note March Futures	106.000	02/24/2006	470	121	37

				$548	$394

(j) Restricted securities as of December 31, 2005:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Mazda Manufacturing Corp.	10.500%	07/01/2008	03/28/2003	$601	$544	0.05%
Mazda Manufacturing Corp.	10.500%	07/01/2008	07/01/2003	17	15	0.00
United Telecom, Inc.	6.890%	07/01/2008	06/25/2003	1,063	995	0.09

				$1,681	$1,554	0.14%

Schedule of Investments

Mortgage Portfolio

December 31, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 0.0%
Delta Air Lines, Inc.
7.379% due 05/18/2010	$1,019	$1,012

Total Corporate Bonds & Notes (Cost $1,019)		1,012

MUNICIPAL BONDS & NOTES 0.0%
Ennis, Texas Economic Development Corp. Revenue Bonds, (FGIC Insured), Series 1999
0.000% due 08/01/2034	7,990	1,613
Missouri State Housing Development Commission Revenue Bonds, (GNMA/FNMA Insured), Series 2001
6.000% due 03/01/2032	330	349

Total Municipal Bonds & Notes (Cost $1,194)		1,962

U.S. GOVERNMENT AGENCIES 106.6%
Fannie Mae
0.000% due 06/25/2008 - 08/25/2022 (d)(e)	226	212
2.996% due 08/01/2008	16,593	16,674
3.000% due 09/25/2012	2,328	2,318
3.625% due 07/01/2017 (a)	6	6
3.730% due 10/01/2016 (a)	97	96
3.768% due 04/01/2019 (a)	132	132
3.823% due 05/01/2019 (a)	377	380
3.946% due 03/01/2018 (a)	20	20
4.000% due 02/25/2009	15	15
4.007% due 11/01/2019 - 11/01/2020 (a)(e)	31	32
4.020% due 09/01/2017 (a)	457	454
4.058% due 02/01/2015 (a)	117	117
4.120% due 03/01/2017 - 09/01/2026 (a)(e)	132	132
4.125% due 06/01/2017 (a)	88	88
4.132% due 03/01/2026 (a)	61	61
4.133% due 08/01/2026 - 07/01/2027 (a)(e)	146	146
4.159% due 09/01/2027 (a)	9	9
4.165% due 01/01/2026 (a)	38	38
4.201% due 12/01/2017 (a)	260	259
4.220% due 07/01/2017 - 11/01/2017 (a)(e)	19	19
4.222% due 10/01/2016 - 10/01/2031 (a)(e)	377	377
4.223% due 02/01/2017 (a)	445	450
4.250% due 03/01/2028 (a)	10	10
4.294% due 08/01/2029 (a)	154	154
4.341% due 05/01/2036 (a)	7,404	7,453
4.362% due 08/01/2042 (a)	6,006	6,053
4.363% due 08/01/2042 - 10/01/2044 (a)(e)	26,824	27,048
4.375% due 12/01/2021 - 08/01/2023 (a)(e)	100	101
4.388% due 02/01/2026 (a)	30	30
4.430% due 06/01/2029 (a)	38	38
4.436% due 05/01/2036 (a)	68	68
4.459% due 07/25/2035 (a)	29,067	29,096
4.487% due 05/01/2036 (a)	151	152
4.489% due 07/25/2032 (a)	497	495
4.500% due 04/01/2019 - 09/01/2035 (e)	583,006	568,256
4.500% due 06/01/2025 (a)	5	5
4.507% due 11/01/2017 (a)	17	17
4.517% due 05/01/2036 (a)	49	50
4.519% due 04/25/2035 (a)	14,160	14,181
4.544% due 04/01/2032 (a)	56	56
4.561% due 01/01/2028 (a)	34	35
4.563% due 09/01/2040 - 12/01/2040 (a)(e)	959	973
4.586% due 08/01/2024 (a)	12	12
4.630% due 06/01/2023 (a)	63	64
4.674% due 07/01/2035 (a)	2,039	2,014
4.686% due 02/01/2035 (a)	5,574	5,513
4.710% due 08/25/2043	46	45
4.733% due 03/01/2035 (a)	2,387	2,363
4.739% due 02/25/2033 (a)	808	808
4.750% due 12/01/2023 (a)	233	243
4.770% due 04/18/2028 (a)	154	155
4.779% due 06/25/2029 - 06/25/2032 (a)(e)	3,928	3,936
4.805% due 01/01/2029 (a)	69	70
4.820% due 10/18/2030 (a)	189	190
4.829% due 12/25/2029 (a)	2	2
4.875% due 05/01/2019 - 09/18/2027 (a)(e)	536	541
4.879% due 06/25/2030 - 07/25/2034 (a)(e)	17,204	17,234
4.883% due 02/01/2026 (a)	89	90
4.886% due 03/01/2024 (a)	46	48
4.977% due 04/01/2030 (a)	64	66
4.985% due 11/01/2025 (a)	213	218
4.989% due 07/01/2024 (a)	27	27
4.994% due 01/01/2024 (a)	19	19
5.000% due 03/01/2014 - 02/13/2036 (e)	2,101,872	2,070,392
5.000% due 09/01/2024 (a)	20	20
5.029% due 09/25/2023 (a)	256	260
5.056% due 06/25/2022 (a)	2	2
5.075% due 04/01/2025 (a)	85	87
5.098% due 04/01/2030 (a)	290	299
5.142% due 12/01/2026 (a)	28	29
5.160% due 01/01/2027 (a)	168	171
5.172% due 06/01/2029 (a)	140	143
5.178% due 02/01/2032 (a)	4,569	4,568
5.238% due 10/01/2028 (a)	177	181
5.265% due 03/01/2025 (a)	54	55
5.267% due 02/01/2027 (a)	225	230
5.306% due 04/25/2021 (a)	5	5
5.311% due 05/01/2027 (a)	382	392
5.355% due 11/01/2025 (a)	296	303
5.371% due 02/01/2025 (a)	149	151
5.386% due 02/01/2030 (a)	1,116	1,121
5.431% due 08/01/2030 (a)	149	153
5.460% due 05/01/2028 (a)	29	30
5.483% due 07/01/2032 (a)	252	255
5.500% due 01/01/2025 - 02/13/2036 (e)	5,687,926	5,634,642
5.500% due 11/01/2032 - 04/01/2035 (e)(l)	184,711	183,347
5.500% due 06/01/2026 (a)	11	11
5.505% due 12/01/2031 (a)	64	66
5.506% due 05/25/2023 (a)	166	170
5.517% due 05/01/2029 (a)	170	174
5.524% due 06/01/2019 (a)	13	13
5.527% due 09/01/2030 (a)	28	29
5.533% due 09/01/2020 (a)	31	31
5.538% due 05/01/2026 (a)	70	71
5.623% due 04/01/2022 (a)	78	80
5.644% due 09/01/2028 (a)	30	31
5.695% due 07/01/2024 (a)	35	36
5.750% due 07/01/2029 (a)	15	15
5.798% due 11/01/2024 (a)	7	7
5.800% due 11/01/2011	1,902	1,973
5.830% due 09/01/2023 (a)	185	191
5.855% due 04/01/2030 (a)	9	9
5.875% due 06/01/2017 (a)	7	7
5.950% due 11/01/2026 - 02/25/2044 (e)	256	258
5.986% due 11/01/2031 (a)	173	174
6.000% due 12/01/2018 - 01/12/2036 (e)	1,632,700	1,649,114
6.000% due 12/01/2024 (a)	2	2
6.007% due 11/01/2026 (a)	70	71
6.095% due 02/01/2024 (a)	138	141
6.130% due 11/01/2031 (a)	113	114
6.235% due 12/01/2029 (a)	5	5
6.250% due 12/25/2013	1,186	1,240
6.262% due 02/01/2009	15,640	15,790
6.270% due 09/25/2007	3,415	3,447
6.272% due 08/01/2029 (a)	24	24
6.290% due 02/25/2029	1,500	1,614
6.300% due 06/25/2031 - 10/17/2038 (e)	4,984	5,418
6.350% due 06/25/2020	5,705	5,972
6.370% due 02/25/2013	4,855	4,961
6.390% due 05/25/2036	3,175	3,346
6.410% due 08/01/2016	998	1,078
6.450% due 05/01/2008 - 09/01/2016 (e)	6,365	6,728
6.500% due 05/25/2008 - 06/17/2038 (e)	52,378	54,198
6.500% due 06/25/2008 - 09/25/2008 (c)(e)	22	1
6.650% due 08/25/2007	186	188
6.703% due 08/01/2028	1,460	1,619
6.750% due 11/01/2007	3	3
6.825% due 08/01/2009	4,503	4,718
6.850% due 12/18/2027	3,124	3,242
6.875% due 02/01/2018 (a)	213	216
6.900% due 09/01/2009	1,579	1,660
6.948% due 01/01/2030 (a)	307	312
7.000% due 04/25/2008 - 07/25/2008 (c)(e)	277	19
7.000% due 01/01/2016 - 09/01/2032 (e)	7,253	7,597
7.049% due 06/01/2007	168	168
7.250% due 02/01/2009 - 10/01/2011 (e)	24	25
7.261% due 03/01/2030 (a)	589	593
7.400% due 10/01/2006	1,791	1,800
7.491% due 08/01/2014 (a)	9	9
7.500% due 12/01/2012 - 01/01/2032 (e)	7,262	7,636
7.730% due 08/01/2021 - 01/01/2025 (e)	2,845	3,251
7.730% due 05/01/2030 (a)	401	404
7.750% due 02/01/2008	7	7
7.800% due 10/25/2022 - 06/25/2026 (e)	547	579
8.000% due 02/01/2007 - 08/01/2030 (e)	57	61
8.200% due 04/25/2025	1,788	1,885
8.500% due 04/01/2008 - 11/01/2017 (e)	427	453
8.750% due 11/25/2019	80	86
9.000% due 03/01/2010 - 06/01/2027 (e)	613	657
9.000% due 05/25/2022 - 06/25/2022 (c)(e)	80	20
9.019% due 06/25/2032 (a)	719	758
9.500% due 11/01/2010 - 04/01/2025 (e)	1,146	1,251
10.000% due 09/25/2019 (c)	1	15
10.000% due 04/01/2020	47	53
15.500% due 10/01/2012	3	3
15.750% due 12/01/2011	1	1
39.670% due 08/25/2020 (c)	0	3
Farmer Mac
6.753% due 01/25/2013 (a)	3,028	2,717
8.425% due 04/25/2030 (a)	1,503	1,457
Federal Home Loan Bank
0.000% due 02/27/2012 (a)	1,900	1,655
Federal Housing Administration
6.875% due 12/01/2016	400	401
6.896% due 07/01/2020	501	502
7.350% due 01/01/2031	3,468	3,468
7.430% due 07/01/2018 - 07/01/2024 (e)	11,522	11,632
7.450% due 05/01/2021	120	121
7.500% due 12/01/2030	1,300	1,308
7.590% due 12/01/2017	3,234	3,253
Freddie Mac
0.000% due 01/15/2009 (d)	90	85
1.487% due 12/15/2023 (a)(c)	296	8
3.500% due 12/15/2022 - 07/15/2032 (e)	386	370
4.000% due 01/01/2017 - 12/01/2018 (a)(e)	23	23
4.029% due 07/01/2030 (a)	482	481
4.125% due 02/01/2017 (a)	8	8
4.222% due 05/01/2017 - 09/01/2018 (a)(e)	510	510
4.327% due 07/01/2019 (a)	17	18
4.370% due 08/01/2018 (a)	126	127
4.375% due 03/01/2017 - 03/01/2033 (a)(e)	412	409
4.466% due 08/15/2032 (a)	2,629	2,613
4.499% due 07/25/2031 (a)	41	41
4.500% due 04/01/2019 (a)	26	26
4.500% due 04/01/2020	76	74
4.504% due 05/25/2031 (a)	803	803
4.519% due 09/25/2031 (a)	114	114
4.529% due 12/25/2032 (a)	42	42
4.563% due 07/25/2044 (a)	81,074	82,330
4.569% due 03/15/2031 (a)	960	956
4.676% due 10/01/2024 (a)	137	141
4.695% due 04/01/2030 (a)	27	28
4.715% due 07/01/2019 (a)	284	285
4.719% due 12/15/2029 (a)	433	436
4.750% due 07/01/2019 (a)	77	77
4.819% due 11/15/2030 - 12/15/2031 (a)(e)	353	355
4.825% due 03/15/2024 - 09/15/2026 (a)(e)	846	851
4.836% due 08/01/2027 (a)	44	45
4.869% due 02/15/2028 - 03/15/2032 (a)(e)	372	375
4.875% due 05/15/2023 (a)	5	5
4.919% due 03/15/2032 (a)	15	15
4.936% due 03/01/2027 (a)	69	70
5.000% due 04/01/2018 (a)	33	33
5.000% due 06/15/2013 - 01/12/2036 (e)	951,360	923,511
5.030% due 09/01/2028 (a)	108	111
5.070% due 06/01/2022 (a)	71	73
5.125% due 09/01/2018 (a)	20	21
5.133% due 02/01/2031 (a)	45	46
5.137% due 10/01/2023 (a)	2,410	2,452
5.244% due 06/01/2022 (a)	13	13
5.293% due 11/01/2027 (a)	264	271
5.319% due 04/15/2031 (a)	15,890	16,240
5.363% due 08/01/2029 (a)	261	264
5.370% due 02/01/2029 (a)	788	809
5.401% due 11/01/2029 (a)	4,134	4,268
5.412% due 11/01/2027 (a)	516	533
5.414% due 12/01/2029 (a)	1,122	1,158
5.422% due 11/01/2027 (a)	64	65
5.491% due 07/01/2029 (a)	308	316
5.500% due 11/01/2028 - 02/13/2036 (e)	379,482	376,501
5.509% due 01/01/2029 (a)	14	15
5.512% due 10/01/2018 (a)	28	28
5.518% due 01/01/2028 (a)	248	252
5.519% due 05/01/2032 (a)	4,048	4,118
5.523% due 07/01/2028 (a)	1,804	1,848
5.526% due 07/01/2027 (a)	273	282
5.541% due 08/01/2031 (a)	109	111
5.555% due 08/01/2030 (a)	56	57
5.569% due 07/15/2027 (a)	4,550	4,557
5.575% due 05/01/2019 (a)	19	19
5.585% due 04/01/2025 (a)	43	43
5.603% due 06/01/2024 (a)	83	84
5.625% due 05/01/2023 (a)	35	35
5.630% due 11/01/2031 (a)	23	24
5.636% due 09/01/2027 (a)	150	154
5.638% due 07/01/2030 (a)	5	6
5.663% due 09/01/2026 (a)	625	638
5.667% due 02/01/2027 (a)	541	552
5.679% due 05/01/2032 (a)	126	127
5.738% due 04/01/2031 (a)	19	19
5.752% due 09/01/2024 (a)	60	61
5.762% due 03/01/2032 (a)	290	292
5.919% due 08/01/2031 (a)	12	13
5.928% due 10/01/2024 (a)	213	218
5.930% due 03/01/2029 (a)	266	272
5.944% due 10/01/2023 (a)	176	180
5.974% due 10/01/2027 (a)	74	75
5.991% due 11/01/2028 (a)	69	70
6.000% due 09/01/2006 - 02/13/2036 (e)	44,828	45,245
6.045% due 05/01/2032 (a)	3,049	3,145
6.082% due 05/01/2032 (a)	470	482
6.097% due 12/01/2026 (a)	56	58
6.191% due 09/01/2027 (a)	80	82
6.250% due 12/15/2028	2,798	2,855
6.500% due 08/15/2008 - 07/15/2031 (e)	20,808	21,303
6.500% due 10/15/2013 (c)	218	17
7.000% due 09/01/2006 - 12/01/2032 (e)	3,112	3,206
7.000% due 07/15/2008 - 10/25/2023 (c)(e)	133	23
7.400% due 02/01/2021	787	792
7.500% due 01/01/2008 - 06/01/2031 (e)	3,402	3,510
7.500% due 08/15/2029 (c)	51	10
7.645% due 05/01/2025	1,368	1,509
8.000% due 05/01/2008 - 09/01/2030 (e)	196	209
8.250% due 06/01/2008 - 12/01/2008 (e)	24	25
8.500% due 06/01/2006 - 08/01/2027 (e)	642	655
9.000% due 12/15/2020 - 02/15/2021 (e)	860	860
9.050% due 06/15/2019	149	149
9.500% due 12/15/2020 - 06/01/2021 (e)	565	570
10.750% due 09/01/2009 - 05/01/2010 (e)	2	3
Government National Mortgage Association
1.000% due 07/20/2031 - 08/20/2033 (a)(e)	79,279	79,119
3.000% due 11/20/2028 (a)	253	253
3.375% due 06/20/2030 (a)	3,769	3,795
3.500% due 08/20/2028 (a)	88	88
3.750% due 08/20/2024 - 02/20/2032 (a)(e)	1,059	1,061
3.875% due 11/20/2031 (a)	8,135	8,151
4.000% due 10/20/2028 - 12/20/2032 (a)(e)	42,746	42,835
4.125% due 10/20/2018 - 01/20/2030 (a)(e)	13,538	13,653
4.250% due 01/20/2028 - 03/20/2030 (a)(e)	2,094	2,097
4.375% due 04/20/2017 - 05/20/2032 (a)(e)	60,026	60,353
4.500% due 08/20/2027 - 09/20/2031 (a)(e)	26,581	26,609
4.570% due 02/16/2032 (a)	405	405
4.625% due 11/20/2020 (a)	9	9
4.670% due 01/16/2031 (a)	63	63
4.720% due 06/20/2032 (a)	856	861
4.750% due 08/20/2017 - 09/20/2027 (a)(e)	4,247	4,273
4.770% due 06/16/2031 (a)	1,065	1,073
4.820% due 10/16/2030 (a)	148	150
4.870% due 02/16/2030 (a)	1,466	1,480
4.875% due 04/20/2019 - 04/20/2030 (a)(e)	136	137
4.920% due 12/16/2025 (a)	1,280	1,294
4.970% due 02/16/2030 (a)	182	184
5.020% due 02/16/2030 (a)	175	177
5.320% due 03/20/2031 (a)	9,173	9,333
5.370% due 02/20/2031 (a)	5,241	5,358
5.500% due 11/15/2028 - 01/12/2036 (e)	289,811	291,923
6.000% due 12/15/2008 - 01/12/2036 (e)	66,691	68,336
6.250% due 03/16/2029	5,000	5,147
6.500% due 05/15/2009 - 06/01/2032 (e)	6,680	6,871
6.892% due 03/16/2041 (a)	4,406	5,139
7.000% due 09/15/2012 - 02/16/2029 (e)	2,683	2,795
7.270% due 12/15/2040	1,757	1,871
7.500% due 12/15/2022 - 11/15/2031 (e)	3,959	4,083
7.750% due 10/15/2025	22	23
8.000% due 06/15/2006 - 09/20/2031 (e)	6,551	7,012
8.500% due 06/15/2017 - 03/20/2031 (e)	1,754	1,893
9.000% due 09/15/2006 - 08/20/2030 (e)	273	300
9.500% due 12/15/2021	96	107
Small Business Administration
6.344% due 08/01/2011	945	984
6.640% due 02/10/2011	1,123	1,176
7.190% due 12/01/2019	536	573
7.220% due 11/01/2020	1,598	1,720
7.449% due 08/01/2010	1,251	1,332
8.017% due 02/10/2010	133	142

Total U.S. Government Agencies (Cost $12,643,184)		12,610,718

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Note
4.125% due 05/15/2015	6,250	6,115

Total U.S. Treasury Obligations (Cost $6,057)		6,115

MORTGAGE-BACKED SECURITIES 7.3%
American Home Mortgage Investment Trust
4.290% due 10/25/2034 (a)	15,964	15,606
4.440% due 02/25/2045 (a)	7,695	7,520
American Southwest Financial Securities Corp.
7.248% due 11/25/2038	855	899
Asset Securitization Corp.
6.920% due 02/14/2029	521	523
Banc of America Large Loan
4.569% due 11/15/2015 (a)	2,195	2,197
Banc of America Structural Security Trust
4.860% due 10/11/2033 (a)	500	505
Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2019	471	482
5.557% due 05/20/2032 (a)	1,601	1,630
6.623% due 07/25/2032 (a)	146	147
5.475% due 10/20/2032 (a)	1,454	1,457
4.250% due 04/25/2034	458	454
Bear Stearns Adjustable Rate Mortgage Trust
4.810% due 11/25/2030 (a)	46	46
5.348% due 02/25/2033 (a)	146	145
4.750% due 11/25/2035 (a)	106,461	105,469
Bear Stearns Alt-A Trust
4.879% due 01/25/2033 (a)	1,573	1,561
5.424% due 05/25/2035 (a)	2,646	2,655
Bear Stearns Commercial Mortgage Securities, Inc.
5.060% due 11/15/2016	153	153
7.000% due 05/20/2030	2,058	2,317
4.982% due 06/25/2030 (a)	248	252
5.910% due 02/14/2031	77	77
Citicorp Mortgage Securities, Inc.
5.375% due 12/01/2019 (a)	31	31
6.500% due 02/25/2024	1,114	1,103
CMC Securities Corp.
7.250% due 11/25/2027	3	3
Collateralized Mortgage Obligation Trust
0.000% due 09/23/2017 (d)	8	7
Commercial Mortgage Pass-Through Certificates
4.589% due 09/15/2014 (a)	3,860	3,865
4.549% due 03/15/2020 (a)	20,800	20,810
Countrywide Alternative Loan Trust
6.000% due 10/25/2032	863	851
4.779% due 02/25/2033 (a)	503	504
5.000% due 06/25/2033	4,853	4,840
4.589% due 05/25/2035 (a)	9,195	9,089
4.599% due 05/25/2035 (a)	1,752	1,761
4.629% due 05/25/2035 (a)	2,483	2,480
Countrywide Home Loan Mortgage Pass-Through Trust
3.788% due 08/25/2033 (a)	329	333
4.649% due 04/25/2034 (a)	773	772
4.659% due 08/25/2034 (a)	741	742
4.709% due 02/25/2035 (a)	5,372	5,384
4.689% due 03/25/2035 (a)	23,897	23,922
4.699% due 03/25/2035 (a)	28,833	28,897
4.699% due 03/25/2035 (a)	44,944	44,893
4.669% due 04/25/2035 (a)	4,397	4,389
Countrywide Home Loans, Inc.
5.846% due 07/19/2031 (a)	31	31
Credit-Based Asset Servicing & Securitization LLC
5.009% due 06/25/2032 (a)	2,166	2,175
4.719% due 12/15/2039 (a)	3,734	3,739
CS First Boston Mortgage Securities Corp.
4.832% due 02/15/2015	3,000	2,928
5.982% due 04/25/2032 (a)	24	24
4.769% due 05/25/2032 (a)	351	350
6.190% due 06/25/2032 (a)	76	76
3.400% due 08/25/2033	684	689
7.290% due 09/15/2041	65	69
DLJ Commercial Mortgage Corp.
5.587% due 11/25/2023 (a)	59	59
6.410% due 02/18/2031	1,683	1,721
7.340% due 10/10/2032	5,750	6,178
Fairfax Funding Trust
6.483% due 04/02/2013	250	258
FBR Securitization Trust
4.520% due 09/25/2035 (a)	5,821	5,825
FFCA Secured Lending Corp.
8.180% due 07/18/2019	2,000	611
8.970% due 02/18/2020	4,000	401
Fifth Third Mortgage Loan Trust
5.625% due 11/19/2032 (a)	616	611
First Horizon Asset Securities, Inc.
7.000% due 09/25/2030	7	7
4.180% due 09/25/2033 (a)	380	381
First Nationwide Trust
6.750% due 08/21/2031	1,850	1,856
First Republic Mortgage Loan Trust
4.372% due 11/15/2031 (a)	3,902	4,190
4.719% due 11/15/2031 (a)	16,386	16,441
4.669% due 08/15/2032 (a)	50,550	50,581
GGP Mall Properties Trust
5.007% due 11/15/2011	3,940	3,945
GMAC Commercial Mortgage Securities, Inc.
7.151% due 12/15/2016	4,582	4,670
6.420% due 05/15/2035	710	732
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	11,515	11,452
Government Lease Trust
6.390% due 05/18/2007	3,046	3,076
Greenpoint Mortgage Funding Trust
4.599% due 05/25/2045 (a)	7,991	7,982
4.609% due 06/25/2045 (a)	25,483	25,450
GS Mortgage Securities Corp.
6.044% due 08/15/2018	10,111	10,427
GSRPM Mortgage Loan Trust
4.779% due 11/25/2031 (a)	9,791	9,811
Harborview Mortgage Loan Trust
4.590% due 05/19/2035 (a)	22,256	22,158
Homeside Mortgage Securities Trust
4.364% due 01/20/2027 (a)	47	46
Impac CMB Trust
4.954% due 03/25/2033 (a)	9,208	9,216
4.689% due 01/25/2034 (a)	7,447	7,457
Impac Secured Assets CMN Owner Trust
7.000% due 10/25/2031 (a)	3,017	3,010
6.500% due 04/25/2032 (a)	477	480
Indymac Adjustable Rate Mortgage Trust
6.701% due 01/25/2032 (a)	66	66
Indymac Index Mortgage Loan Trust
4.070% due 03/25/2035 (a)	15,918	15,913
Kidder Peabody Mortgage Assets Trust
9.500% due 04/22/2018 (c)	109	23
LB Commercial Conduit Mortgage Trust
6.480% due 01/18/2008	138	141
LB Mortgage Trust
8.407% due 01/20/2017 (a)	5,000	5,397
LB-UBS Commercial Mortgage Trust
5.401% due 03/15/2026	120	120
6.133% due 12/15/2030	470	494
MASTR Asset Securitization Trust
5.500% due 09/25/2033	7,878	7,770
Mellon Residential Funding Corp.
4.809% due 12/15/2030 (a)	6,340	6,347
5.249% due 11/15/2031 (a)	672	680
Merrill Lynch Mortgage Investors, Inc.
4.749% due 03/15/2025 (a)	783	787
1.000% due 04/25/2028 (a)	4,273	78
3.761% due 01/25/2029 (a)	4,000	4,000
Merrill Lynch Mortgage Trust
1.916% due 07/12/2034 (a)(c)	75,910	3,330
Morgan Stanley Capital I
6.840% due 05/03/2006	16,000	16,094
2.950% due 04/15/2016 (a)	1,107	1,108
Morgan Stanley Dean Witter Capital I, Inc.
7.500% due 07/15/2010	6,374	6,414
Mortgage Capital Funding, Inc.
6.663% due 03/18/2030	3,882	3,988
Nationslink Funding Corp.
4.710% due 11/10/2030 (a)	789	791
6.654% due 11/10/2030	11,681	11,721
Nomura Asset Acceptance Corp.
7.000% due 02/19/2030	540	562
Ocwen Residential MBS Corp.
6.842% due 06/25/2039 (a)	1,038	818
PNC Mortgage Securities Corp.
7.520% due 07/15/2008	137	139
Prime Mortgage Trust
5.000% due 02/25/2034	56	55
SACO I , Inc.
1.000% due 11/25/2033 (a)	4,700	4,703
SACO I, Inc.
3.000% due 02/25/2028 (a)	1,313	1,314
Salomon Brothers Mortgage Securities VII, Inc.
4.084% due 11/25/2022 (a)	15	14
Sequoia Mortgage Trust
4.720% due 10/19/2026 (a)	405	405
4.750% due 10/20/2027 (a)	14,669	14,702
4.710% due 06/20/2032 (a)	652	653
4.670% due 08/20/2032 (a)	1,482	1,483
4.720% due 07/20/2033 (a)	8,449	8,475
4.063% due 04/20/2035 (a)	10,774	10,516
SLH Mortgage Trust
9.600% due 03/25/2021	22	22
Starwood Commercial Mortgage Trust
6.920% due 02/03/2009	1,000	1,052
Structured Adjustable Rate Mortgage Loan Trust
4.869% due 06/25/2034 (a)	5,000	5,023
4.499% due 03/25/2035 (a)	1,272	1,273
Structured Asset Mortgage Investments, Inc.
4.077% due 05/25/2022 (a)	3,344	3,282
6.005% due 05/02/2030 (a)	385	384
4.700% due 09/19/2032 (a)	24,528	24,558
4.720% due 03/19/2033 (a)	7,804	7,812
4.609% due 06/19/2035 (a)	8,704	8,675
Structured Asset Securities Corp.
7.500% due 07/25/2016	8	8
6.250% due 01/25/2032 (a)	2,045	2,045
6.127% due 02/25/2032 (a)	10	10
4.879% due 07/25/2032 (a)	58	58
6.150% due 07/25/2032 (a)	26	27
5.679% due 08/25/2032 (a)	461	461
6.375% due 08/25/2032 (a)	1,250	1,276
4.669% due 01/25/2033 (a)	17	17
5.429% due 01/25/2033 (a)	5,441	5,453
4.510% due 01/25/2034 (a)	11,935	11,883
3.210% due 03/25/2035 (a)	5,748	5,753
4.479% due 06/25/2035 (a)	16,685	16,697
Structured Mortgage Asset Residential Trust
8.000% due 10/25/2007	49	50
Vendee Mortgage Trust
6.500% due 03/15/2029	3,580	3,634
Washington Mutual Mortgage Securities Corp.
4.649% due 12/25/2027 (a)	6,034	6,033
4.397% due 11/25/2030 (a)	2,807	2,804
5.131% due 10/25/2032 (a)	84	84
6.500% due 10/25/2032	9,771	9,790
4.750% due 07/25/2034 (a)	2,598	2,598
3.387% due 12/25/2040 (a)	1,402	1,399
4.726% due 06/25/2042 (a)	4,660	4,674
4.563% due 08/25/2042 (a)	10,668	10,618
4.689% due 12/25/2044 (a)	27,076	27,103
Washington Mutual, Inc.
4.620% due 11/25/2034 (a)	17,280	17,277
4.669% due 10/25/2045 (a)	28,381	28,399
Wells Fargo Mortgage-Backed Securities Trust
3.990% due 01/25/2035 (a)	12,827	12,576

Total Mortgage-Backed Securities (Cost $875,793)		869,793
ASSET-BACKED SECURITIES 8.4%
AAA Trust
4.291% due 11/26/2035 (a)	38,538	38,586
Aames Mortgage Investment Trust
4.459% due 08/25/2035 (a)	1,535	1,536
4.779% due 10/25/2035 (a)	4,000	4,004
ABFS Mortgage Loan Trust
6.285% due 06/15/2033 (a)	2,000	2,019
Accredited Mortgage Loan Trust
4.479% due 04/25/2035 (a)	927	928
ACE Securities Corp.
5.079% due 08/25/2030 (a)	138	138
4.469% due 06/25/2035 (a)	10,892	10,900
Advanta Mortgage Loan Trust
4.754% due 11/25/2029 (a)	133	133
Aegis Asset-Backed Securities Trust
4.779% due 05/25/2033 (a)	5,988	6,020
4.420% due 10/25/2034 (a)	8,389	8,399
AFC Home Equity Loan Trust
4.789% due 06/24/2029 (a)	1,233	1,240
4.929% due 09/25/2029 (a)	66	67
American Express Credit Account Master Trust
4.499% due 11/17/2008 (a)	9,174	9,184
Ameriquest Mortgage Securities, Inc.
4.789% due 03/25/2033 (a)	530	530
4.819% due 09/25/2034 (a)	5,531	5,541
4.479% due 04/25/2035 (a)	398	398
4.469% due 05/25/2035 (a)	308	308
4.519% due 07/25/2035 (a)	10,000	10,008
Amortizing Residential Collateral Trust
4.729% due 10/25/2031 (a)	1,025	1,027
4.649% due 06/25/2032 (a)	169	170
4.669% due 07/25/2032 (a)	736	732
AMRESCO Residential Securities Corp. Mortgage Loan Trust
4.934% due 06/25/2027 (a)	1,857	1,858
4.874% due 06/25/2028 (a)	373	373
5.009% due 09/25/2028 (a)	2,550	2,552
5.319% due 06/25/2029 (a)	851	852
Argent Securities, Inc.
4.519% due 12/25/2035 (a)	18,449	18,455
5.059% due 07/25/2033 (a)	1,959	1,982
4.489% due 08/25/2035 (a)	13,852	13,857
4.469% due 09/25/2035 (a)	8,602	8,608
Asset-Backed Securities Corp. Home Equity Loan Trust
5.069% due 08/15/2032 (a)	1,419	1,422
4.459% due 03/25/2035 (a)	2,125	2,126
4.489% due 11/25/2035 (a)	10,496	10,503
Bank One Heloc Trust
4.630% due 04/20/2020 (a)	449	449
Bayview Financial Acquisition Trust
4.729% due 04/28/2045 (a)	22,875	22,931
Bear Stearns Asset-Backed Securities, Inc.
4.589% due 01/25/2029 (a)	2,111	2,113
4.554% due 06/25/2031 (a)	6,018	6,021
4.589% due 07/25/2031 (a)	4,406	4,411
4.589% due 09/25/2031 (a)	2,525	2,528
4.979% due 10/25/2032 (a)	956	960
5.029% due 02/25/2034 (a)	2,500	2,510
4.579% due 09/25/2034 (a)	4,395	4,401
4.669% due 10/25/2034 (a)	3,344	3,349
4.479% due 03/25/2035 (a)	1,537	1,538
5.129% due 11/25/2042 (a)	2,820	2,850
4.549% due 12/25/2042 (a)	1,871	1,872
4.579% due 06/15/2043 (a)	535	536
Block Mortgage Finance, Inc.
4.819% due 12/25/2028 (a)	4	3
Carrington Mortgage Loan Trust
4.509% due 01/25/2035 (a)	567	567
4.469% due 05/25/2035 (a)	1,903	1,905
4.459% due 06/25/2035 (a)	2,030	2,031
Centex Home Equity
4.529% due 04/25/2020 (a)	746	746
Centex Home Equity Co. LLC
4.679% due 01/25/2032 (a)	336	336
5.229% due 01/25/2032 (a)	3,947	3,958
4.659% due 01/25/2034 (a)	212	212
4.449% due 03/25/2035 (a)	22,992	23,010
Charming Shoppes Master Trust
4.699% due 05/15/2014 (a)	6,000	6,008
Chase Credit Card Master Trust
4.759% due 06/15/2009 (a)	2,000	2,008
Chase Funding Loan Acquisition Trust
4.709% due 01/25/2033 (a)	827	829
Chase Funding Mortgage Loan Asset-Backed Certificates
4.699% due 08/25/2032 (a)	1,783	1,785
4.709% due 11/25/2032 (a)	3,162	3,176
CIT Group Home Equity Loan Trust
5.029% due 12/25/2031 (a)	1,900	1,907
4.669% due 03/25/2033 (a)	979	981
4.649% due 06/25/2033 (a)	5,469	5,481
Citigroup Mortgage Loan Trust, Inc.
4.469% due 02/25/2014 (a)	3,354	3,356
4.489% due 09/25/2035 (a)	12,926	12,934
Community Program Loan Trust
4.500% due 10/01/2018	1,269	1,250
Conseco Finance Securitizations Corp.
4.739% due 12/15/2029 (a)	100	100
5.119% due 03/15/2030 (a)	6,137	6,151
5.069% due 07/15/2031 (a)	5,776	5,787
8.200% due 02/01/2032	40,000	33,484
8.400% due 02/01/2032	5,677	947
7.970% due 05/01/2032	15,700	12,424
5.869% due 08/15/2033 (a)	2,050	2,083
Countrywide Asset-Backed Certificates
4.829% due 06/25/2033 (a)	1,792	1,798
4.719% due 03/25/2034 (a)	179	179
4.459% due 06/25/2035 (a)	18,586	18,599
4.499% due 06/25/2035 (a)	1,441	1,442
4.529% due 06/25/2035 (a)	6,139	6,143
4.479% due 08/25/2035 (a)	11,178	11,185
4.569% due 08/25/2035 (a)	5,900	5,904
4.459% due 10/25/2035 (a)	8,810	8,816
CS First Boston Mortgage Securities Corp.
5.129% due 04/25/2032 (a)	15,600	15,664
4.729% due 04/25/2034 (a)	6,268	6,272
5.059% due 05/25/2044 (a)	9,225	9,228
Delta Funding Home Equity Loan Trust
4.779% due 09/15/2029 (a)	39	39
Denver Arena Trust
6.940% due 11/15/2019	10,938	11,100
Embarcadero Aircraft Securitization Trust
2.440% due 08/15/2025 (a)	9,100	137
EMC Mortgage Loan Trust
4.749% due 05/25/2040 (a)	2,054	2,062
Equifirst Mortgage Loan Trust
4.619% due 02/25/2034 (a)	1,964	1,968
Equity One ABS, Inc.
7.600% due 02/25/2032	3,323	3,331
FBR Securitization Trust
4.559% due 09/25/2035 (a)	5,000	5,004
4.499% due 10/25/2035 (a)	3,655	3,656
Fieldstone Mortgage Investment Corp.
4.669% due 01/25/2035 (a)	3,469	3,475
First Franklin Mortgage Loan Trust Asset-Backed Certificates
4.459% due 04/25/2034 (a)	2,042	2,044
4.759% due 10/25/2034 (a)	38,047	38,203
First International Bank
4.949% due 04/15/2026 (a)	703	369
4.919% due 03/15/2027 (a)	7,426	5,142
First NLC Trust
4.489% due 12/25/2035 (a)	1,864	1,865
First North American National Bank
4.689% due 07/17/2011 (a)	15,000	15,069
First Plus Home Loan Trust
7.670% due 05/10/2024 (a)	4,689	4,687
Fremont Home Loan Trust
4.609% due 11/25/2034 (a)	5,414	5,420
4.469% due 04/25/2035 (a)	1,095	1,096
4.479% due 06/25/2035 (a)	295	296
GMAC Mortgage Corp. Loan Trust
4.619% due 01/25/2029 (a)	4,213	4,220
8.450% due 03/25/2030 (a)	219	219
Green Tree Financial Corp.
6.240% due 11/01/2016	6,015	5,996
8.000% due 07/15/2018	2,234	2,194
9.100% due 04/15/2020	3,278	3,555
7.400% due 06/15/2027	5,267	5,495
8.050% due 10/15/2027	770	812
7.550% due 01/15/2029	541	574
7.060% due 02/01/2031	7,000	5,956
GRMT II LLC
4.620% due 06/20/2032 (a)	77	77
4.960% due 06/20/2032 (a)	2,471	2,496
7.930% due 06/20/2032 (a)	3,094	3,116
GSRPM Mortgage Loan Trust
4.759% due 09/25/2042 (a)	6,414	6,443
HFC Home Equity Loan Asset-Backed Certificates
4.720% due 09/20/2033 (a)	4,763	4,780
Home Equity Asset Trust
4.469% due 08/25/2035 (a)	9,750	9,758
Home Equity Mortgage Trust
4.499% due 07/25/2035 (a)	7,067	7,072
Household Mortgage Loan Trust
4.670% due 05/20/2032 (a)	8,457	8,467
5.020% due 05/20/2032 (a)	4,473	4,478
IMC Home Equity Loan Trust
7.520% due 08/20/2028	101	101
6.880% due 11/20/2028	1,076	1,075
Irwin Home Equity Loan Trust
4.754% due 06/25/2021 (a)	93	93
4.899% due 06/25/2028 (a)	697	698
5.279% due 02/25/2029 (a)	2,603	2,625
Irwin Low Balance Home Equity Loan Trust
5.279% due 06/25/2021 (a)	795	795
IXIS Real Estate Capital Trust
5.079% due 08/25/2032 (a)	4,029	4,037
4.729% due 10/25/2033 (a)	314	314
3.940% due 06/25/2035 (a)	2,046	2,047
4.459% due 09/25/2035 (a)	5,800	5,802
JP Morgan Mortgage Acquisition Corp
4.290% due 01/25/2026 (a)	14,251	14,249
KeyCorp. Student Loan Trust
4.649% due 08/27/2025 (a)	1,224	1,230
Long Beach Mortgage Loan Trust
5.329% due 03/25/2032 (a)	11,276	11,391
4.699% due 07/25/2033 (a)	526	527
4.679% due 02/25/2034 (a)	173	173
MASTR Asset-Backed Securities Trust
4.569% due 09/25/2034 (a)	75	75
Mellon Residential Funding Corp.
6.615% due 02/25/2021 (a)	20,013	20,085
Merrill Lynch Mortgage Investors, Inc.
4.469% due 12/25/2035 (a)	3,511	3,513
Mesa Trust Asset-Backed Certificates
4.779% due 12/25/2031 (a)	3,115	3,126
5.520% due 05/15/2033 (a)	2,197	2,087
Mid-State Trust
8.330% due 04/01/2030	17,805	18,833
7.340% due 07/01/2035	1,371	1,434
7.400% due 07/01/2035	59	61
7.790% due 07/01/2035	78	82
6.340% due 10/15/2036	2,280	2,347
7.791% due 03/15/2038	3,090	3,351
Morgan Stanley Asset-Backed Securities Capital I, Inc.
4.719% due 08/25/2033 (a)	1,922	1,925
4.469% due 03/25/2035 (a)	3,128	3,130
Morgan Stanley Dean Witter Capital I, Inc.
4.709% due 07/25/2032 (a)	16	16
Morgan Stanley Home Equity Loans
4.499% due 01/25/2035 (a)	2,663	2,665
4.489% due 08/25/2035 (a)	5,397	5,401
Nelnet Education Loan Funding, Inc.
4.390% due 11/25/2009 (a)	10,171	10,171
New Century Home Equity Loan Trust
4.720% due 09/20/2031 (a)	294	294
4.719% due 02/25/2035 (a)	1,174	1,177
4.489% due 03/25/2035 (a)	927	927
4.469% due 07/25/2035 (a)	6,564	6,567
Nextcard Credit Card Master Note Trust
6.019% due 12/15/2006 (a)	4,221	2,535
Nordea N.A., Inc.
4.629% due 06/15/2031 (a)	332	334
Novastar Home Equity Loan
4.654% due 04/25/2028 (a)	538	539
4.639% due 09/25/2031 (a)	633	633
NPF XII, Inc.
2.232% due 10/01/2003 (a)	49,000	3,867
2.200% due 12/01/2003 (a)	13,800	1,089
2.462% due 11/01/2024 (a)	3,000	237
Oakwood Mortgage Investors, Inc.
4.744% due 03/15/2018 (a)	1,922	1,686
7.500% due 01/15/2021	3,067	3,124
Ocwen Mortgage Loan Asset-Backed Certificates
4.999% due 10/25/2029 (a)	52	52
Option One Mortgage Loan Trust
5.139% due 12/26/2029 (a)	74	74
4.979% due 01/25/2032 (a)	991	992
4.949% due 10/12/2032 (a)	25,584	25,687
Origen Manufactured Housing
2.020% due 10/15/2013	1,282	1,279
7.650% due 03/15/2032 (a)	13,200	13,777
Park Place Securities, Inc.
4.489% due 03/25/2035 (a)	77	77
People’s Choice Home Loan Securities Trust
4.489% due 09/25/2024 (a)	1,191	1,192
Preferred Credit Corp.
7.590% due 07/25/2026	751	749
Quest Trust
5.029% due 09/24/2034 (a)	3,688	3,698
4.559% due 03/25/2035 (a)	95	95
4.130% due 12/25/2035 (a)	8,073	8,079
Renaissance Home Equity Loan Trust
5.179% due 08/25/2032 (a)	3,000	3,012
4.819% due 08/25/2033 (a)	1,257	1,261
4.879% due 12/25/2033 (a)	8,957	9,016
4.509% due 05/25/2035 (a)	4,413	4,416
Residential Asset Mortgage Products, Inc.
4.539% due 09/25/2013 (a)	2,860	2,863
4.629% due 01/25/2033 (a)	8,289	8,302
4.719% due 11/25/2033 (a)	1,834	1,835
4.330% due 11/25/2034	119	120
4.489% due 01/25/2035 (a)	971	972
1.394% due 11/25/2042 (a)	5,738	5,753
Residential Asset Securities Corp.
4.499% due 08/25/2013 (a)	3,200	3,202
4.529% due 09/25/2013 (a)	1,209	1,210
4.549% due 10/25/2013 (a)	619	620
4.479% due 05/25/2027 (a)	8,611	8,617
4.929% due 09/25/2031 (a)	14,984	15,001
4.679% due 06/25/2032 (a)	123	124
4.629% due 07/25/2032 (a)	7,234	7,245
4.669% due 06/25/2033 (a)	961	963
4.619% due 03/25/2034 (a)	542	542
Residential Funding Mortgage Securities II, Inc.
7.850% due 12/25/2024 (a)	2,436	2,430
8.350% due 03/25/2025 (a)	497	495
4.529% due 08/25/2034 (a)	1,264	1,265
Residential Mortgage Loan Trust
5.879% due 09/25/2029 (a)	681	682
Salomon Brothers Mortgage Securities VII, Inc.
6.930% due 08/25/2028	1,198	1,209
5.029% due 10/25/2028 (a)	1,226	1,227
5.279% due 01/25/2032 (a)	382	383
Saxon Asset Securities Trust
4.629% due 03/25/2032 (a)	2,393	2,397
4.719% due 12/26/2034 (a)	9,159	9,186
4.539% due 08/25/2035 (a)	3,162	3,164
SLM Student Loan Trust
4.257% due 01/25/2013 (a)	5,000	4,997
4.541% due 03/15/2013 (a)	403	403
4.230% due 04/25/2014 (a)	1,552	1,553
4.210% due 01/26/2015 (a)	5,142	5,139
4.750% due 07/25/2016 (a)	17,907	18,028
SMS Student Loan Trust
4.599% due 10/27/2025 (a)	671	673
Soundview Home Equity Loan Trust
4.689% due 05/25/2030 (a)	1,664	1,666
4.489% due 11/25/2035 (a)	18,182	18,182
Specialty Underwriting & Residential Finance
4.719% due 01/25/2034 (a)	1,115	1,116
4.529% due 10/25/2035 (a)	658	659
4.489% due 12/25/2035 (a)	445	446
Structured Asset Securities Corp.
3.250% due 05/25/2034 (a)	7,969	7,996
4.579% due 10/25/2034 (a)	1,997	1,999
4.509% due 12/25/2035 (a)	8,436	8,441
SVO Timeshare Mortgage Corp.
5.470% due 10/20/2013	161	161
Terwin Mortgage Trust
4.559% due 06/25/2036 (a)	6,042	6,050
Triton Aviation Finance
4.239% due 06/15/2025 (a)	4,500	5
UCFC Manufactured Housing Contract
7.900% due 01/15/2028 (f)	2,500	1,593
Vanderbilt Mortgage Finance
7.905% due 02/07/2026	164	168

Total Asset-Backed Securities (Cost $1,080,951)		999,291

	Notional Amount (000s)
PURCHASED CALL OPTIONS 0.0%
2-Year Interest Rate Swap (OTC)
Strike @ 4.500%* Exp. 04/06/2006	$269,000	155
Strike @ 4.500%* Exp. 10/04/2006	9,000	24
Strike @ 4.250%* Exp. 10/19/2006	39,000	55
	# of Contracts
90-Day Eurodollar March Futures (CME)
Strike @ $95.250 Exp. 03/13/2006	950	137

Total Purchased Call Options (Cost $1,171)		371

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 17.0%
Commercial Paper 7.7%
Bank of Ireland
3.960% due 01/27/2006	$334,400	333,851
Caisse d’Amortissement de la Dette Sociale
4.400% due 03/21/2006	85,000	84,161
Danske Corp.
4.320% due 01/04/2006	100,000	99,988
HBOS Treasury Services PLC
3.970% due 01/30/2006	75,000	74,777
Skandinaviska Enskilda Banken AB
4.210% due 02/09/2006	16,500	16,429
UBS Finance Delaware LLC
4.190% due 01/03/2006	127,300	127,300
Westpac Banking Corp.
4.390% due 03/20/2006	179,200	177,455

		913,961

Repurchase Agreements 9.2%
Lehman Brothers, Inc.
3.400% due 01/03/2006	253,000	253,000
(Dated 12/30/2005. Collateralized by U.S. Treasury Notes 3.500% due 11/15/2006 valued at $258,265. Repurchase proceeds are $253,096.)
State Street Bank
3.900% due 01/03/2006	41,146	41,146
(Dated 12/30/2005. Collateralized by Fannie Mae 3.125%-5.250% due 06/15/2006-07/15/2006 valued at $20,675; and Freddie Mac 2.325% due 4/14/2006 valued at $21,294. Repurchase proceeds are $41,164)
UBS Warburg LLC
3.350% due 01/03/2006	800,000	800,000
(Dated 12/30/2005. Collateralized by U.S. Treasury Strips 0.000% due 05/15/2017-11/15/2024 valued at $814,129. Repurchase proceeds are $800,298.)

		1,094,146

U.S. Treasury Bills 0.1%
3.850% due 03/02/2006-03/16/2006 (e)(g)(h)	6,745	6,687

Total Short-Term Instruments (Cost $2,014,925)		2,014,794

Total Investments (b) (Cost $16,624,294)	139.40%	$16,504,056
Written Options (j) (Premiums $1,202)	(0.0%)	(483)
Other Assets and Liabilities (Net)	(39.4%)	(4,668,352)

Net Assets	100.0%	$11,835,221

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) As of December 31, 2005, portfolio securities with an aggregate market value of $79,463 were valued with reference to securities whose prices are more readily obtainable.

(c) Interest only security.

(d) Principal only security.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Security is in default.

(g) Securities with an aggregate market value of $2,230 have been pledged as collateral for swap and swaption contracts on December 31, 2005.

(h) Securities with an aggregate market value of $1,485 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar Futures	Long	06/2006	487	$5
U.S. Treasury 10-Year Note Futures	Short	03/2006	1,339	(1,123)

				$(1,118)

(i) Swap agreements outstanding on December 31, 2005:

Interest	Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-month USD-LIBOR	Pay	5.000%	06/21/2011	$76,700	$370
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/15/2014	6,800	168
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2016	2,800	(37)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/21/2011	75,800	370
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2013	4,300	(31)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	108,700	(1,445)
Lehman Brothers, Inc.	3-month USD-LIBOR with 6.150% interest rate cap	Receive	Premium Amount of $2,211	10/01/2011	39,000	(1,750)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	26,400	(351)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016	14,300	(192)

						$(2,898)

Credit	Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	KLIO Funding Corp. floating rate based on 1-month USD-LIBOR plus 1.800% due 04/23/2039	Buy	(1.700%)	04/23/2039	$4,000	$(48)
Bear Stearns & Co., Inc.	Trinity CDO, Inc. floating rate based on 3-month USD-LIBOR plus 1.600% due 03/08/2040	Buy	(1.700%)	03/08/2040	1,000	(5)
Goldman Sachs & Co.	Novastar Home Equity Loan floating rate based on 1-month USD-LIBOR plus 3.500% due 09/25/2034	Sell	(2.200%)	09/25/2034	10,000	103
Goldman Sachs & Co.	Home Equity Asset Trust floating rate based on 1-month USD-LIBOR plus 3.500% due 12/25/2034	Sell	(2.200%)	12/25/2034	10,000	126

						$176

+ If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(j) Written options outstanding on December 31, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CME Eurodollar 1-Year Mid-Curve March Futures	$95.500	03/10/2006	950	$151	$149

Name of Issuer	Counterparty	Exercise Rate		Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	4.310	%*	10/19/2006	$17,000	$118	$72
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	4.540	%*	10/04/2006	4,000	47	27
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.540	%*	04/06/2006	117,000	886	235

						$1,051	$334

*	The Portfolio will receive a floating rate based on 3-month USD-LIBOR.

(k) Short sales open on December 31, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	4.500%	01/18/2022	$88,000	$84,942	$85,635
Government National Mortgage Association	5.500%	01/12/2036	73,000	72,753	73,456

				$157,695	$159,091

(l) Securities with an aggregate market value of $183,347 have been pledged as collateral for delayed-delivery mortgage-backed securities on December 31, 2005.

Schedule of Investments

Municipal Sector Portfolio

December 31, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 94.4%
Alaska 0.4%
Alaska Northern Tobacco Securitization Corp. Revenue Bonds, Series 2000
6.500% due 06/01/2031	$1,500	$1,575

Arizona 1.8%
Phoenix, Arizona Industrial Development Authority Revenue Bonds, (AMBAC Insured) Series 2005
5.000% due 09/15/2016	3,450	3,708
Scottsdale, Arizona Preservation Authority Excise Tax Revenue Refunding Bonds, (FGIC Insured), Series 2004
5.000% due 07/01/2011	2,620	2,811

		6,519

Arkansas 0.9%
University of Central Arkansas Revenue Bonds, (FGIC Insured), Series 2004-A
5.000% due 11/01/2011	410	432
5.000% due 11/01/2012	430	453
5.000% due 11/01/2013	450	474
University of Central Arkansas Revenue Bonds, (FGIC Insured), Series 2004-C
5.000% due 11/01/2010	410	433
5.000% due 11/01/2011	430	453
5.000% due 11/01/2012	450	474
5.000% due 11/01/2013	475	501

		3,220

California 8.2%
California Association of Bay Area Governments Finance Authority Corp. Revenue Bonds, Series 2003
5.200% due 11/15/2022	5,000	5,231
California Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 10/01/2033	1,800	1,893
California State Economic Recovery General Obligation Bonds, Series 2005
6.740% due 07/01/2013 (a)	4,000	4,766
California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033	3,500	3,811
California State University Revenue Bonds, (MBIA Insured), Series 2005-C
5.000% due 11/01/2038	4,660	4,873
California Statewide Communities Development Authority Revenue Bonds, Series 2001
5.000% due 10/01/2018	1,500	1,570
Norco, California Redevelopment Agency Tax Allocation Bonds, (RADIAN Insured), Series 2004
5.000% due 03/01/2032	1,000	1,021
Orange County, California Sanitation District Certificates of Participation Bonds, (FGIC Insured), Series 2003
5.250% due 02/01/2030	900	960
Southern California Public Power Authority Transmission Project Revenue Bonds, (FGIC Insured), Series 1988
0.000% due 07/01/2014	8,155	5,856

		29,981

Colorado 1.0%
Colorado State Certificate Participation, (MBIA Insured), Series 2005
5.000% due 11/01/2030 (a)	800	1,134
Dawson Ridge, Colorado Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	2,930	1,340
El Paso County, Colorado Single Family Mortgage Revenue Bonds, Series 1984
0.000% due 09/01/2015	2,000	1,330

		3,804

Connecticut 1.7%
University of Connecticut General Obligation Bonds, (MBIA Insured), Series 2004
6.290% due 01/15/2011 (a)	5,380	6,128

Florida 1.5%
Palm Beach County, Florida Solid Waste Authority Revenue Bonds, (AMBAC Insured), Series 2002-B
0.000% due 10/01/2014	7,000	4,851
Reedy Creek Florida Improvement District Utilities Revenue Bonds, (MBIA Insured) Series 2003
5.250% due 10/01/2013	500	549

		5,400

Georgia 0.3%
Georgia State General Obligation Bonds, Series 2002-B
5.000% due 05/01/2020	1,000	1,081

Idaho 0.3%
Idaho Health Facilities Authority Revenue Bonds, (RADIAN Insured), Series 2005
5.000% due 09/01/2035	1,000	1,024

Illinois 6.3%
Boone & Winnebago Counties, Illinois Community Unit School District No. 200 General Obligation Bonds, (FGIC Insured), Series 2003
0.000% due 01/01/2012	1,120	885
Boone, McHenry & Dekalb Counties, Illinois Community Unit School Dist No. 100 General Obligation Bonds, (MBIA Insured), Series 2005
1.000% due 12/01/2020 (a)	1,220	1,148
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2027	2,000	705
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
5.590% due 01/01/2023 (a)	5,965	5,089
Illinois Development Finance Authority Revenue Bonds, (MBIA Insured), Series 1991
0.000% due 07/15/2025	10,000	3,938
Illinois Educational Facilities Authority Revenue Bonds, (FGIC Insured), Series 1993
5.750% due 07/01/2012	4,000	4,259
Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	800	831
Illinois State Housing Authority Revenue Bonds, Series 2001
5.375% due 07/01/2016	1,510	1,613
Lake, Cook, Dane & McHenry Counties, Illinois Community Unit School District General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 12/01/2011	2,760	2,962
Sangamon County, Illinois School District No. 186 Springfield General Obligation Bonds, (FGIC Insured), Series 2004
0.000% due 10/01/2009	2,000	1,725

		23,155

Indiana 5.1%
Ball State University, Indiana University Revenue Bonds, (FSA Insured), Series 2004-L
5.500% due 07/01/2020	475	546
Fairfield School Building Corp., Indiana Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 07/15/2024	2,850	2,980
Indiana Bond Bank Revenue Bonds, (MBIA Insured), Series 2003-E
5.000% due 09/01/2025	2,000	2,075
Indiana Bond Bank Special Program Revenue Bonds, (MBIA Insured), Series 2003-C
5.000% due 01/25/2016	1,320	1,407
Indiana State Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 07/01/2030	1,475	1,535
Lawrence Township, Indiana School Building Corp. Revenue Bonds, (FSA Insured), Series 2004
5.000% due 01/15/2011	735	784
5.000% due 01/15/2012	425	456
5.000% due 01/15/2013	450	486
Merrillville, Indiana Multi School Building Corp. Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 01/05/2021	2,000	2,061
Southmont, Indiana School Building Corp. Revenue Bonds, (FGIC Insured), Series 2004
5.250% due 01/15/2011	445	480
5.250% due 01/15/2012	540	587
5.250% due 07/15/2012	475	518
Tri-Creek School Corp., Indiana School Revenue Bonds, (FSA Insured), Series 2003
5.000% due 07/15/2018	1,700	1,798
5.000% due 07/15/2019	1,790	1,890
Wayne Township School Building Corp., Indiana Revenue Bonds, (FGIC Insured), Series 2003-B
5.000% due 07/15/2012	1,100	1,184

		18,787

Iowa 0.2%
Iowa State General Obligation Bonds, Series 2002
5.000% due 06/01/2020	500	529

Kansas 1.8%
Kansas State Department of Transportation, State Highway Revenue Refunding Bonds, Series 2003
6.220% due 09/01/2011 (a)	5,000	5,747
Sedgwick County, Kansas Unified School District No. 259 Wichita General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 09/01/2012	750	808

		6,555

Louisiana 2.9%
Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	2,560	2,686
6.869% due 11/15/2031 (a)	7,410	8,081

		10,767

Maine 0.3%
Maine Turnpike Authority Revenue Bonds, Series 2000
5.750% due 07/01/2028	1,000	1,105

Massachusetts 9.7%
Commonwealth of Massachusetts General Obligation Bonds, (FSA Insured), Series 2003
7.220% due 11/01/2010 (a)	7,500	8,827
Commonwealth of Massachusetts General Obligation Bonds, (MBIA Insured), Series 2004
6.220% due 08/01/2011 (a)	10,000	11,433
Massachusetts Bay Transportation Authority Revenue Bonds, (Massachusetts State Insured), Series 2000
6.220% due 03/01/2028 (a)	500	522
Massachusetts Bay Transportation Authority Sales Tax Revenue Bonds, Series 2002-A
5.250% due 07/01/2016	4,930	5,352
Massachusetts State General Obligation Bonds, (AMBAC Insured), Series 2004-A
5.500% due 08/01/2030	500	590
Massachusetts State General Obligation Bonds, Series 2005
5.000% due 03/01/2025	5,000	5,262
Massachusetts State Housing Finance Agency Revenue Bonds, Series 2005
6.220% due 06/01/2034 (a)	2,500	2,590
Massachusetts State Water Residential Authority Revenue Bonds, (MBIA Insured), Series 1995
4.750% due 12/01/2021	700	715
Massachusetts State Water Resources Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2034	250	263

		35,554

Michigan 4.3%
Detroit, Michigan Water Supply System Revenue Bonds, (MBIA Insured), Series 2003-B
5.000% due 07/01/2034	200	208
Michigan Higher Education Student Loan Authority Revenue Bonds, (AMBAC-GTD Insured), Series 2005-XVIIP
4.875% due 03/01/2030	8,500	8,548
Michigan State Building Authority Revenue Bonds, (MBIA Insured), Series 2004
6.220% due 10/15/2020 (a)	4,953	5,534
Michigan State Clean Initiative Program General Obligation Bonds, Series 2001
5.000% due 11/01/2011	1,400	1,504

		15,794

Minnesota 0.2%
Southern Minnesota Municipal Power Agency Revenue Bonds, (AMBAC Insured), Series 2002
5.250% due 01/01/2014	500	550

Mississippi 0.8%
Mississippi Housing Finance Corp. Single Family Mortgage Purchase Revenue Bonds, Series 1983
0.000% due 06/01/2015	4,180	2,771

Missouri 0.1%
Olive Boulevard Transportation Development District, Missouri Special Assessment Bonds, Series 2005
4.500% due 10/01/2022	250	246

Nevada 0.6%
Las Vegas Valley Water District Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 06/01/2025	2,085	2,170

New Hampshire 0.6%
New Hampshire Health & Education Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2002
5.375% due 07/01/2020	2,000	2,183

New Jersey 4.0%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.000% due 11/01/2028	2,480	2,510
New Jersey State Educational Facilities Authority Revenue Bonds, (RADIAN Insured), Series 2004-A
5.250% due 07/01/2034	2,000	2,111
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2037	1,325	1,373
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.375% due 06/01/2032	8,000	8,772

		14,766

New York 11.6%
New York Municipal Water Finance Authority Revenue Bonds, Series 2005
6.220% due 06/15/2031 (a)	5,000	5,444
New York State Development Corp. Correctional & Youth Facilities Service Contract Revenue Bonds, Series 2003
5.250% due 01/01/2021	5,000	5,235
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2000-340
5.710% due 08/15/2022 (a)	750	785
New York State Dormitory Authority Revenue Bonds, (MBIA-IBC Insured), Series 2000
7.220% due 07/01/2025 (a)	1,500	1,592
New York Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003-A1
5.500% due 06/01/2017	10,000	10,803
New York, New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, (MBIA-IBC Insured), Series 2001-C
5.125% due 06/15/2033	4,090	4,292
New York, New York General Obligation Bonds, (MBIA Insured), Series 2001
6.470% due 05/15/2029 (a)(b)	5,915	6,448
New York, New York General Obligation Bonds, Series 2005
5.000% due 06/01/2030	6,500	6,722
New York, New York Transitional Financial Authority Revenue Bonds, Series 2000
7.220% due 11/01/2024 (a)	1,000	1,190

		42,511

North Carolina 1.3%
North Carolina State General Obligation Bonds, Series 2001
6.440% due 09/01/2017 (a)	4,000	4,710

Pennsylvania 2.3%
Pennsylvania State General Obligation Bonds, Series 2001
5.662% due 12/01/2008 (a)	6,750	7,503
Pittsburgh, Pennsylvania Water & Sewer System Authority Revenue Bonds, (FSA Insured), Series 2000
6.410% due 09/01/2021 (a)	1,000	1,063

		8,566

Puerto Rico 0.2%
Puerto Rico Children’s Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
6.000% due 07/01/2026	700	773

Rhode Island 0.8%
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.250% due 06/01/2042	2,725	2,846

South Carolina 1.7%
Charleston County, South Carolina Certificate of Participation Bonds, (MBIA Insured), Series 2004
5.000% due 06/01/2011	1,295	1,395
Lexington County, South Carolina Health Services District, Inc. Hospital Revenue Bonds, Series 2004
5.500% due 05/01/2037	1,500	1,589
South Carolina Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001-B
6.375% due 05/15/2030	3,000	3,385

		6,369

Tennessee 3.8%
Memphis, Tennessee Electrical System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 12/01/2012	2,000	2,169
6.220% due 12/01/2010 (a)	5,150	5,879
Metropolitan Government of Nashville & Davidson County, Tennessee General Obligation Refunding Bonds, (MBIA - IBC Insured), Series 2003
6.220% due 10/15/2010 (a)	5,000	5,691

		13,739

Texas 12.7%
Arlington, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
6.210% due 02/15/2024 (a)	750	802
Austin, Texas Utility System Revenue Bonds, (MBIA Insured), Series 1992-A
0.000% due 11/15/2010	3,745	3,119
Austin, Texas Water & Wastewater System Revenue Bonds, (AMBAC Insured), Series 2005-A
5.000% due 05/15/2035	10,000	10,401
Garland, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
5.375% due 02/15/2012	100	104
Houston, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
5.720% due 02/15/2026 (a)	750	767
Houston, Texas Water & Sewer System Revenue Bonds, (AMBAC Insured), Series 1991-C
0.000% due 12/01/2009	1,750	1,519
Lubbock, Texas Health Facilities Development Revenue Bonds, Series 1998
5.250% due 07/01/2011	575	605
San Antonio, Texas Electric & Gas Revenue Refunding Bonds, Series 2003
6.720% due 02/01/2011 (a)	3,000	3,464
San Antonio, Texas General Obligation Bonds, (FSA Insured), Series 2004
5.000% due 02/01/2012	2,445	2,627
San Antonio, Texas General Obligation Bonds, Series 2001
5.000% due 08/01/2010	50	53
San Antonio, Texas Utilities Revenue Bonds, (MBIA Insured), Series 2005
6.220% due 02/01/2030 (a)	3,535	3,849
San Antonio, Texas Water Revenue Bonds, (MBIA Insured), Series 2005
7.710% due 05/15/2037 (a)	1,005	1,027
San Antonio, Texas Water Revenue Bonds, (MBIA Insured), Series 2005-1237
7.710% due 05/15/2038 (a)	6,250	6,399
Sheldon, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2003
5.000% due 02/15/2025	2,400	2,505
Socorro, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
5.000% due 08/15/2027	3,540	3,705
5.000% due 08/15/2028	1,545	1,613
Texas Capital Area Housing Finance Corp. Revenue Bonds, Series 1984
0.000% due 01/01/2016	6,060	3,904

		46,463

Washington 3.0%
King County, Washington General Obligation Bonds, (FGIC Insured), Series 2005-1242
5.000% due 01/01/2035 (a)	3,410	4,111
Port of Seattle, Washington Revenue Bonds, (MBIA Insured), Series 2000
5.625% due 02/01/2024	1,000	1,054
Washington State General Obligation Bonds, (AMBAC Insured), Series 2004-F
0.000% due 12/01/2012	6,080	4,610
Washington State General Obligation Bonds, (FGIC Insured), Series 2005
1.000% due 06/01/2016 (a)	1,340	1,314

		11,089

West Virginia 0.6%
Berkeley, Brooke & Fayette Counties, West Virginia Single Family Mortgage Revenue Bonds, Series 1983
0.000% due 12/01/2014	3,250	2,229

Wisconsin 3.4%
Badger Tobacco Asset Securitization Corp., Wisconsin Revenue Bonds, Series 2002
6.125% due 06/01/2027	2,935	3,094
Badger, Wisconsin Tobacco Securitization Agency Revenue Bonds, Series 2002
6.375% due 06/01/2032	250	266
Wisconsin Housing & Economic Development Authority Revenue Bonds, (MBIA Insured), Series 2002
4.600% due 05/01/2011	1,100	1,146
4.700% due 11/01/2012	40	40
Wisconsin State General Obligation Bonds, (MBIA Insured), Series 2004
7.460% due 05/01/2011 (a)	5,625	6,810
Wisconsin State Transportation Revenue Bonds, Series 1993
5.000% due 07/01/2011	1,000	1,066

		12,422

Total Municipal Bonds & Notes (Cost $338,451)		345,381

U.S. GOVERNMENT AGENCIES 0.0%
Fannie Mae
7.250% due 01/15/2010	100	109

Total U.S. Government Agencies (Cost $112)		109

SHORT-TERM INSTRUMENTS 3.4%
Commercial Paper 2.6%
Federal Home Loan Bank
3.350% due 01/03/2006	9,000	9,000
General Electric Capital Corp.
4.090% due 01/19/2006	400	399
4.120% due 01/24/2006	200	200

		9,599

Repurchase Agreement 0.2%
State Street Bank
3.900% due 01/03/2006	846	846
(Dated 12/30/2005. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $866. Repurchase proceeds are $846.)

U.S. Treasury Bills 0.6%
3.848% due 03/16/2006 (c)(d)	2,095	2,075

Total Short-Term Instruments (Cost $12,524)		12,520

Total Investments (Cost $351,087)	97.8%	$358,010
Written Options (f) (Premiums $232)	(0.0%)	(178)
Other Assets and Liabilities (Net)	2.2%	8,115

Net Assets	100.0%	$365,947

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Restricted security as of December 31, 2005:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
New York, New York General Obligation Bonds, (MBIA Insured), Series 2001	6.470%	05/15/2029	8/28/2001	$5,989	$6,448	1.76%

(c) Securities with an aggregate market value of $991 have been pledged as collateral for swap and swaption contracts on December 31, 2005.

(d) Securities with an aggregate market value of $590 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation	)
U.S. Treasury 30-Year Bond Futures	Short	03/2006	245	$(566)

(e) Swap agreements outstanding on December 31, 2005:

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	Notional Amount	Unrealized (Depreciation	)
Goldman Sachs & Co.	Pool of 30-year municipal bonds	4.380%	01/04/2036	$35,000	$(522)

(f) Written options outstanding on December 31, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$110.000	02/24/2006	300	$97	$169
Put - CBOT U.S. Treasury 10-Year Note March Futures	105.000	02/24/2006	300	135	9

				$232	$178

Schedule of Investments

Real Return Portfolio

December 31, 2005 (Unaudited)

		Principal Amount (000s )	Value (000s )
CORPORATE BONDS & NOTES 1.0%
Banking & Finance 0.9%
BAE Systems Holdings, Inc.
4.740% due 08/15/2008 (a)		$400	$400
General Electric Capital Corp.
4.529% due 12/12/2008 (a)		600	600
General Motors Acceptance Corp.
5.243% due 05/18/2006 (a)		400	393
Morgan Stanley Dean Witter & Co.
6.100% due 04/15/2006		245	246
Travelers Property Casualty Corp.
3.750% due 03/15/2008		800	781
Vita Capital Ltd.
5.404% due 01/01/2007 (a)		3,600	3,606

			6,026

Utilities 0.1%
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		640	668

Total Corporate Bonds & Notes (Cost $6,736)			6,694

MUNICIPAL BONDS & NOTES 0.8%
Badger, Wisconsin Tobacco Securitization Agency Revenue Bonds, Series 2002
6.375% due 06/01/2032		1,000	1,065
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023		265	268
Connecticut State General Obligation Bonds, (MBIA Insured), Series 2004-A
5.000% due 03/01/2013		1,000	1,085
Kansas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003-A
5.000% due 09/01/2013		300	325
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.750% due 06/01/2039		500	558
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023		500	524
Washington Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026		1,160	1,247

Total Municipal Bonds & Notes (Cost $4,559)			5,072

U.S. GOVERNMENT AGENCIES 7.9%
Fannie Mae
4.667% due 04/01/2035 (a)		851	849
4.762% due 01/01/2035 (a)		562	560
5.397% due 09/01/2018 (a)		111	114
5.500% due 01/01/2024 - 01/12/2036 (c)		50,908	50,423
Freddie Mac
4.519% due 09/25/2031 (a)		197	197
4.719% due 12/15/2030 (a)		401	402
Government National Mortgage Association
6.500% due 05/15/2026 - 06/15/2028 (c)		137	143

Total U.S. Government Agencies (Cost $52,681)			52,688

U.S. TREASURY OBLIGATIONS 103.7%
Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007 (f)		1,634	1,647
3.625% due 01/15/2008		14,488	14,882
3.875% due 01/15/2009		36,419	38,288
4.250% due 01/15/2010		75,900	82,304
0.875% due 04/15/2010		13,458	12,798
3.500% due 01/15/2011		36,394	38,907
3.375% due 01/15/2012		11,218	12,066
3.000% due 07/15/2012		49,819	52,692
1.875% due 07/15/2013		95,112	93,842
2.000% due 01/15/2014		38,808	38,600
2.000% due 07/15/2014		70,451	70,079
1.625% due 01/15/2015		4,590	4,423
1.875% due 07/15/2015		2,560	2,519
2.375% due 01/15/2025		45,861	48,215
3.625% due 04/15/2028		96,035	123,915
3.875% due 04/15/2029		11,026	14,882
U.S. Treasury Bond
6.625% due 02/15/2027		2,500	3,172
U.S. Treasury Notes
3.875% due 09/15/2010		13,270	12,998
4.125% due 05/15/2015		15,600	15,263
4.500% due 11/15/2015		10,000	10,085

Total U.S. Treasury Obligations (Cost $697,187)			691,577

MORTGAGE-BACKED SECURITIES 1.5%
Bear Stearns Adjustable Rate Mortgage Trust
4.741% due 11/25/2030 (a)		772	773
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035 (a)		200	199
Countrywide Home Loan Mortgage Pass-Through Trust
4.719% due 06/25/2035 (a)		1,423	1,426
GSR Mortgage Loan Trust
4.541% due 09/25/2035 (a)		1,793	1,765
Structured Asset Securities Corp.
4.479% due 08/25/2035 (a)		380	380
Washington Mutual, Inc.
4.669% due 10/25/2045 (a)		5,089	5,092
4.639% due 12/25/2045 (a)		692	695

Total Mortgage-Backed Securities (Cost $10,339)			10,330

ASSET-BACKED SECURITIES 2.7%
AAA Trust
4.479% due 11/26/2035 (a)		343	344
Asset-Backed Funding Certificates
4.489% due 08/25/2035 (a)		1,414	1,415
Bear Stearns Asset-Backed Securities, Inc.
4.829% due 07/25/2033 (a)		327	327
Carrington Mortgage Loan Trust
4.459% due 06/25/2035 (a)		406	406
4.499% due 09/25/2035 (a)		3,098	3,099
Long Beach Mortgage Loan Trust
4.579% due 11/25/2034 (a)		52	52
Merrill Lynch Mortgage Investors, Inc.
4.479% due 06/25/2036 (a)		2,303	2,303
4.536% due 06/25/2036 (a)		2,100	2,098
Option One Mortgage Loan Trust
4.479% due 11/25/2035 (a)		1,201	1,201
Park Place Securities, Inc.
4.489% due 08/25/2035 (a)		163	163
Quest Trust
4.559% due 03/25/2035 (a)		257	258
Redwood Capital Ltd.
6.354% due 01/01/2006 (a)		4,900	4,904
Renaissance Home Equity Loan Trust
4.529% due 10/25/2035 (a)		93	93
Residential Asset Securities Corp.
4.679% due 01/25/2034 (a)		96	96
Structured Asset Securities Corp.
4.900% due 04/25/2035 (a)		1,475	1,445

Total Asset-Backed Securities (Cost $18,217)			18,204

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 1.0%
Canadian Government Bond
3.000% due 12/01/2036 (b)	C$	1,363	1,615
Netherlands Government Bond
6.000% due 01/15/2006	EC	1,200	1,422
Pylon Ltd.
3.975% due 12/22/2008 (a)		3,200	3,850

Total Foreign Currency-Denominated Issues (Cost $6,596)			6,887

		Shares
PREFERRED STOCK 0.3%
Fannie Mae
7.000% due 12/31/2049 (a)		31,300	1,714

Total Preferred Stock (Cost $1,565)			1,714

		Principal Amount (000s )
SHORT-TERM INSTRUMENTS (j) 8.2%
Commercial Paper 1.5%
Societe Generale N.A.
4.340% due 03/06/2006		$1,700	1,687
4.430% due 04/20/2006		2,200	2,170
UBS Finance Delaware LLC
4.190% due 01/03/2006		5,400	5,400
4.300% due 01/03/2006		900	900

			10,157

Repurchase Agreement 0.8%
State Street Bank
3.900% due 01/03/2006		5,396	5,396

(Dated 12/30/2005. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $5,506. Repurchase proceeds are $5,398.)
France Treasury Bills 2.7%
0.014% due 02/09/2006-03/23/2006 (c)	EC	15,200	17,953

Netherlands Treasury Bills 2.3%
1.931% due 01/31/2006 - 02/28/2006 (c)		13,090	15,462

U.S. Treasury Bills 0.9%
3.866% due 03/02/2006-03/16/2006 (c)(e)(f)		$5,715	5,669

Total Short-Term Instruments (Cost $54,480)			54,637

Total Investments (d) (Cost $852,361)		127.1%	$847,803
Written Options (h) (Premiums $86)		(0.0%)	(77)
Other Assets and Liabilities (Net)		(27.1%)	(180,693)

Net Assets		100.0%	$667,033

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) As of December 31, 2005, portfolio securities with an aggregate market value of $4,743 were valued with reference to securities whose prices are more readily obtainable.

(e) Securities with an aggregate market value of $1,982 have been pledged as collateral for swap and swaption contracts on December 31, 2005.

(f) Securities with an aggregate market value of $1,827 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation	)
90-Day Eurodollar Futures	Long	06/2006	75	$7
Euro-Bund 10-Year Note Futures	Short	03/2006	11	(8)
U.S. Treasury 5-Year Note Futures	Long	03/2006	1,515	164
U.S. Treasury 10-Year Note Futures	Long	03/2006	84	68
U.S. Treasury 30-Year Bond Futures	Long	03/2006	552	830

				$1,061

(g) Swap agreements outstanding on December 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation )
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EC 1,600	$14
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	1,800	7
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015	1,400	(13)
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010	1,600	13
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/21/2016	$5,800	(77)
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2013	4,700	(34)
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/21/2016	11,500	(154)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008	3,200	6
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2011	100	1
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	139,400	(1,852)
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	7,500	(100)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/21/2016	42,100	(560)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008	124,900	248
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	06/21/2008	10,300	20

						$(2,481)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation )
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.650%	05/25/2006	$1,000	$(8)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%	06/20/2007	500	(11)
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.280%	06/20/2006	2,000	(106)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	300	(8)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%	06/20/2007	300	(8)
HSBC Bank USA	Ford Motor Credit Co. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	300	(9)
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	06/20/2007	2,000	(25)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007	4,300	(171)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.800%	06/20/2006	3,000	(33)
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	3,000	(442)
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	1,000	(45)

						$(866)

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(h) Written options outstanding on December 31, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$110.000	01/27/2006	130	$24	$42
Call - CBOT U.S. Treasury 10-Year Note March Futures	111.000	02/24/2006	70	11	11
Put - CBOT U.S. Treasury 10-Year Note February Futures	107.000	01/27/2006	130	30	6
Put - CBOT U.S. Treasury 10-Year Note March Futures	107.000	02/24/2006	70	21	18

				$86	$77

(i) Short sales open on December 31, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value	à
U.S. Treasury Note	3.625%	05/15/2013	$2,000	$1,894	$1,921
U.S. Treasury Note	4.250%	08/15/2013	26,300	25,851	26,547
U.S. Treasury Note	4.250%	11/15/2013	35,700	34,967	35,618

				$62,712	$64,086

à	Market value includes $734 of interest payable on short sales.

(j) Forward foreign currency contracts outstanding on December 31, 2005:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation )	Net Unrealized Appreciation/ (Depreciation )
Sell	C$	1,583	01/2006	$0	$(31)	$(31)
Buy	EC	3,913	01/2006	39	0	39
Sell		4,874	01/2006	0	(58)	(58)
Buy		430	02/2006	0	(1)	(1)
Sell		34,446	02/2006	0	(314)	(314)
Buy	JY	1,116,737	01/2006	1	0	1

				$40	$(404)	$(364)

Schedule of Investments

Short-Term Portfolio

December 31, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.1%
OAO Rosneft Oil Co.
3.000% due 12/30/2008 (a)	$1,100	$1,096

Total Bank Loan Obligations (Cost $1,095)		1,096

CORPORATE BONDS & NOTES 24.8%
Banking & Finance 12.8%
BAE Systems Holdings, Inc.
4.740% due 08/15/2008 (a)	4,400	4,406
CIT Group, Inc.
4.590% due 05/23/2008 (a)	700	703
4.490% due 08/15/2008 (a)	2,250	2,253
5.000% due 11/24/2008	10,700	10,701
Citigroup, Inc.
4.310% due 05/02/2008 (a)	2,200	2,202
4.541% due 12/26/2008 (a)	3,600	3,602
First Union National Bank
6.180% due 02/15/2036	600	667
Ford Motor Credit Co.
6.875% due 02/01/2006	16,445	16,410
5.450% due 03/21/2007 (a)	8,200	7,813
General Electric Capital Corp.
4.520% due 12/12/2008 (a)	6,000	6,003
General Motors Acceptance Corp.
5.243% due 05/18/2006 (a)	14,796	14,521
5.050% due 01/16/2007 (a)	4,450	4,229
6.125% due 02/01/2007	5,000	4,774
Goldman Sachs Group, Inc.
4.331% due 08/01/2006 (a)	17,000	17,012
4.621% due 03/30/2007 (a)	2,500	2,504
4.830% due 02/26/2008 (a)	1,000	1,007
4.524% due 07/23/2009 (a)	12,100	12,176
4.620% due 03/02/2010 (a)	2,000	2,002
Household Finance Corp.
7.200% due 07/15/2006	11,055	11,187
HSBC Finance Corp.
4.430% due 02/28/2007 (a)	6,700	6,706
6.538% due 11/13/2007	4,000	4,119
4.560% due 05/10/2010 (a)	5,050	5,055
Lehman Brothers Holdings, Inc.
4.710% due 12/23/2010 (a)	4,000	4,003
MBNA America Bank N.A.
6.500% due 06/20/2006	2,682	2,703
MBNA Europe Funding PLC
4.550% due 09/07/2007 (a)	11,300	11,310
Morgan Stanley Dean Witter & Co.
4.263% due 01/12/2007 (a)	200	200
Morgan Stanley Warehouse Facilities
4.719% due 08/16/2006 (a)	16,500	16,500
Riggs Capital Trust
8.625% due 12/31/2026	1,000	1,073
Royal Bank of Scotland Group PLC
4.500% due 12/21/2007 (a)	11,500	11,504
7.375% due 04/29/2049 (a)	4,000	4,025
VTB Capital S.A. for Vneshtorgbank
5.250% due 09/21/2007 (a)	4,700	4,709

		196,079

Industrials 5.7%
AOL Time Warner, Inc.
6.125% due 04/15/2006	6,202	6,221
Cox Radio, Inc.
6.625% due 02/15/2006	450	451
DaimlerChrysler N.A. Holding Corp.
7.250% due 01/18/2006	250	250
4.990% due 05/24/2006 (a)	5,495	5,503
4.700% due 03/07/2007 (a)	10,700	10,693
4.960% due 09/10/2007 (a)	12,500	12,532
FedEx Corp.
6.875% due 02/15/2006	3,600	3,608
Historic TW, Inc.
8.180% due 08/15/2007	3,900	4,081
HJ Heinz Co.
6.428% due 12/01/2020	6,800	6,990
Kroger Co.
7.625% due 09/15/2006	115	117
Safeway, Inc.
6.150% due 03/01/2006	8,300	8,304
Southwestern Public Service Co.
5.125% due 11/01/2006	6,000	6,006
TCI Communications, Inc.
6.875% due 02/15/2006	7,555	7,569
Tyco International Group S.A.
6.375% due 02/15/2006	15,048	15,073

		87,398

Utilities 6.3%
American Electric Power Co., Inc.
6.125% due 05/15/2006	874	878
Appalachian Power Co.
6.800% due 03/01/2006	2,420	2,428
AT&T Wireless Services, Inc.
7.350% due 03/01/2006	5,150	5,172
BellSouth Corp.
4.258% due 04/26/2021 (a)	5,225	5,219
Dominion Resources, Inc.
3.660% due 11/15/2006 (a)	600	593
4.819% due 09/28/2007 (a)	5,100	5,105
Entergy Gulf States, Inc.
3.600% due 06/01/2008	8,850	8,515
FirstEnergy Corp.
5.500% due 11/15/2006	370	371
Florida Power Corp.
4.880% due 11/14/2008 (a)	3,400	3,402
Ohio Edison Co.
4.000% due 05/01/2008	6,325	6,175
Pepco Holdings, Inc.
3.750% due 02/15/2006	7,867	7,857
Progress Energy, Inc.
6.750% due 03/01/2006	4,546	4,561
PSEG Power LLC
6.875% due 04/15/2006	6,300	6,333
Public Service Electric & Gas Co.
4.629% due 06/23/2006 (a)	5,000	5,002
Public Service Enterprise Group, Inc.
4.875% due 09/21/2008 (a)	2,600	2,603
SBC Communications, Inc.
4.389% due 06/05/2021	4,250	4,241
Southern California Edison Co.
6.375% due 01/15/2006	3,323	3,324
Sprint Capital Corp.
7.125% due 01/30/2006	8,689	8,703
TXU Energy Co. LLC
4.920% due 01/17/2006 (a)	7,915	7,915
Virginia Electric & Power Co.
5.750% due 03/31/2006	8,876	8,897

		97,294

Total Corporate Bonds & Notes (Cost $382,557)		380,771

U.S. GOVERNMENT AGENCIES 22.7%
Fannie Mae
2.020% due 02/06/2006	10,620	10,595
3.500% due 04/25/2017	5,685	5,630
4.204% due 04/26/2035 (a)	8,667	8,669
4.219% due 03/01/2044 (a)	1,292	1,301
4.267% due 05/22/2006 (a)	40,000	39,997
4.325% due 09/07/2006 (a)	38,600	38,604
4.341% due 05/01/2036 (a)	2,842	2,860
4.375% due 09/21/2006 (a)	79,900	79,898
4.436% due 05/01/2036 (a)	6	6
4.487% due 05/01/2036 (a)	349	351
4.499% due 03/25/2034 (a)	1,866	1,869
4.779% due 06/25/2032 (a)	54	54
5.012% due 07/01/2029 (a)	101	103
5.500% due 11/01/2008 - 01/12/2036 (b)	26,112	26,157
5.556% due 09/25/2023 - 10/25/2023 (a)(b)	460	474
5.569% due 06/01/2032 (a)	312	316
5.731% due 11/01/2025 (a)	316	324
5.827% due 12/01/2040 (a)	793	808
6.500% due 06/01/2006 - 12/25/2042 (b)	694	710
6.811% due 09/01/2029 (a)	738	756
7.270% due 05/01/2010	1,032	1,105
7.385% due 06/01/2030 (a)	185	186
7.500% due 05/01/2028 - 09/01/2030 (b)	278	292
7.775% due 05/01/2030 (a)	29	29
8.000% due 10/01/2026	247	264
9.000% due 04/01/2020 - 01/01/2026 (b)	477	519
9.500% due 07/01/2021 - 06/01/2025 (b)	348	385
Federal Home Loan Bank
4.200% due 02/05/2007 (a)	16,000	14,788
4.360% due 06/12/2006 (a)	41,400	41,403
Freddie Mac
3.800% due 02/17/2009	5,000	4,844
4.509% due 08/25/2031 (a)	2,186	2,198
4.519% due 09/25/2031 (a)	2,622	2,624
4.719% due 12/15/2030 (a)	5,608	5,628
4.726% due 07/25/2044 (a)	16,345	16,599
4.768% due 03/01/2030 (a)	605	621
4.900% due 11/03/2008	10,700	10,670
5.000% due 08/15/2016	2,099	2,099
5.500% due 08/15/2030	92	92
5.630% due 11/01/2031 (a)	1,149	1,162
5.941% due 07/01/2019 (a)	20	20
6.000% due 10/01/2033	676	684
6.250% due 03/15/2028	6,411	6,495
6.500% due 05/01/2006	43	43
Government National Mortgage Association
4.125% due 10/20/2029 (a)	4,712	4,739
4.250% due 01/20/2030 (a)	65	65
4.375% due 01/20/2027 (a)	1,824	1,841
4.500% due 09/20/2029 (a)	1,127	1,128
4.720% due 06/20/2032 (a)	296	298
4.750% due 07/20/2026 (a)	64	64
4.770% due 06/20/2030 - 02/16/2032 (a)(b)	513	515
4.870% due 04/16/2032 (a)	302	306
6.000% due 01/15/2032 - 03/20/2032 (b)	2,433	2,455
8.500% due 12/20/2026 - 11/20/2027 (b)	116	125
Small Business Administration
5.090% due 10/01/2025	3,600	3,608

Total U.S. Government Agencies (Cost $348,081)		347,376

U.S. TREASURY OBLIGATIONS 2.2%
U.S. Treasury Notes
3.375% due 12/15/2008	16,400	15,954
3.875% due 09/15/2010	18,560	18,179

Total U.S. Treasury Obligations (Cost $34,332)		34,133

MORTGAGE-BACKED SECURITIES 13.2%
Bank of America Mortgage Securities, Inc.
5.475% due 10/20/2032 (a)	1,817	1,821
6.500% due 02/25/2033	1,695	1,700
Bear Stearns Adjustable Rate Mortgage Trust
5.943% due 06/25/2032 (a)	538	537
5.627% due 02/25/2033 (a)	72	72
4.698% due 12/25/2033 (a)	2,718	2,694
4.203% due 01/25/2034 (a)	2,164	2,150
4.827% due 01/25/2034 (a)	1,779	1,764
4.659% due 02/25/2034 (a)	3,658	3,662
3.734% due 11/25/2034 (a)	8,055	8,180
4.799% due 11/25/2035 (a)	19,967	19,781
Countrywide Home Loan Mortgage Pass-Through Trust
4.649% due 04/25/2034 (a)	524	524
4.699% due 03/25/2035 (a)	34,599	34,676
4.719% due 06/25/2035 (a)	10,672	10,694
Countrywide Home Loans, Inc.
6.000% due 02/25/2033	6	6
Credit-Based Asset Servicing & Securitization LLC
4.699% due 06/25/2032 (a)	295	296
CS First Boston Mortgage Securities Corp.
3.350% due 03/25/2032 (a)	1,336	1,329
4.769% due 05/25/2032 (a)	328	328
5.696% due 11/25/2032 (a)	171	175
6.500% due 04/25/2033	980	984
3.400% due 08/25/2033 (a)	1,596	1,608
First Republic Mortgage Loan Trust
4.699% due 06/25/2030 (a)	1,534	1,535
4.719% due 11/15/2031 (a)	1,104	1,108
4.669% due 08/15/2032 (a)	6,155	6,159
GGP Mall Properties Trust
5.007% due 11/15/2011	2,402	2,406
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	8,933	8,884
GS Mortgage Securities Corp.
4.519% due 11/15/2015 (a)	258	258
GSR Mortgage Loan Trust (a)
6.000% due 03/25/2032 (a)	175	175
4.541% due 09/25/2035 (a)	5,380	5,295
GSRPM Mortgage Loan Trust
4.779% due 11/25/2031 (a)	3,203	3,210
Impac CMB Trust
4.829% due 09/25/2033 (a)	4,187	4,194
MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,463	2,429
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	329	333
SACO I, Inc.
4.489% due 09/25/2033 (a)	1,106	1,106
Sequoia Mortgage Trust
4.750% due 10/20/2027 (a)	2,013	2,018
4.720% due 07/20/2033 (a)	7,646	7,670
Structured Asset Mortgage Investments, Inc.
4.700% due 09/19/2032 (a)	3,650	3,655
4.720% due 03/19/2033 (a)	3,863	3,867
Structured Asset Securities Corp.
4.829% due 06/25/2017 (a)	2	2
4.669% due 02/25/2032 (a)	801	804
5.152% due 05/25/2032 (a)	607	610
4.879% due 07/25/2032 (a)	4	4
5.450% due 03/25/2033 (a)	5,772	5,646
Washington Mutual Mortgage Securities Corp.
4.649% due 12/25/2027 (a)	6,244	6,243
5.759% due 02/25/2031 (a)	150	151
5.134% due 10/25/2032 (a)	577	575
5.119% due 02/25/2033 (a)	1,081	1,087
5.380% due 02/25/2033 (a)	826	822
4.726% due 06/25/2042 (a)	3,435	3,446
4.689% due 01/25/2045 (a)	27,546	27,573
Washington Mutual, Inc.
4.669% due 10/25/2045 (a)	8,221	8,226

Total Mortgage-Backed Securities (Cost $203,077)		202,472

ASSET-BACKED SECURITIES 9.1%
AAA Trust
4.479% due 04/25/2035 (a)	11,588	11,603
ACE Securities Corp.
4.489% due 10/25/2035 (a)	10,592	10,599
AFC Home Equity Loan Trust
4.689% due 12/22/2027 (a)	90	90
Ameriquest Mortgage Securities, Inc.
4.789% due 03/25/2033 (a)	49	50
4.859% due 02/25/2034 (a)	843	843
4.489% due 10/25/2035 (a)	830	831
Amortizing Residential Collateral Trust
4.729% due 10/25/2031 (a)	1,439	1,443
4.669% due 07/25/2032 (a)	56	55
Argent Securities, Inc.
4.829% due 09/25/2033 (a)	587	589
Asset-Backed Funding Certificates
4.489% due 08/25/2035 (a)	4,636	4,639
Bear Stearns Asset-Backed Securities, Inc.
4.709% due 10/25/2032 (a)	672	673
4.719% due 01/25/2036 (a)	4,500	4,501
4.829% due 03/25/2043 (a)	2,809	2,815
Centex Home Equity Loan Trust
4.619% due 03/25/2030 (a)	5,557	5,565
Centex Home Equity Co., LLC
4.549% due 01/25/2025 (a)	1,204	1,205
CIT Group Home Equity Loan Trust
4.649% due 06/25/2033 (a)	230	230
Countrywide Asset-Backed Certificates
4.749% due 05/25/2032 (a)	153	154
4.689% due 03/25/2034 (a)	35	35
4.499% due 06/25/2035 (a)	432	433
4.479% due 01/25/2036 (a)	2,573	2,574
CS First Boston Mortgage Securities Corp.
4.689% due 01/25/2032 (a)	436	440
Equity One ABS, Inc.
4.679% due 04/25/2034 (a)	3,572	3,581
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.820% due 02/25/2034 (a)	1,723	1,725
4.579% due 03/25/2034 (a)	962	963
First USA Credit Card Master Trust
4.510% due 11/19/2008 (a)	5,100	5,105
GSAMP Trust
4.489% due 09/25/2035 (a)	2,745	2,747
HFC Home Equity Loan Asset-Backed Certificates
4.720% due 09/20/2033 (a)	4,009	4,024
Home Equity Asset Trust
4.679% due 11/25/2032 (a)	8	8
Home Equity Mortgage Trust
4.499% due 07/25/2035 (a)	1,555	1,556
Household Mortgage Loan Trust
4.670% due 05/20/2032 (a)	791	792
Irwin Home Equity Loan Trust
4.899% due 06/25/2028 (a)	263	263
4.649% due 07/25/2032 (a)	1,276	1,278
IXIS Real Estate Capital Trust
4.459% due 09/25/2035 (a)	828	829
Long Beach Mortgage Loan Trust
4.729% due 03/25/2032 (a)	95	96
Merrill Lynch Mortgage Investors, Inc.
4.479% due 06/25/2036 (a)	10,460	10,460
Morgan Stanley Asset-Backed Securities Capital I, Inc.
4.719% due 08/25/2033 (a)	1,191	1,193
Morgan Stanley Dean Witter Capital I, Inc.
4.709% due 07/25/2032 (a)	30	30
New Century Home Equity Loan Trust
4.489% due 09/25/2035 (a)	2,447	2,449
4.499% due 10/25/2035 (a)	934	934
Novastar Home Equity Loan
4.709% due 09/25/2031 (a)	332	332
Option One Mortgage Loan Trust
4.479% due 11/25/2035 (a)	5,818	5,822
Park Place Securities, Inc.
4.549% due 02/25/2035 (a)	685	685
4.489% due 08/25/2035 (a)	5,134	5,138
Quest Trust
4.459% due 10/25/2035 (a)	7,339	7,344
Renaissance Home Equity Loan Trust
4.729% due 08/25/2032 (a)	295	296
4.819% due 08/25/2033 (a)	1,126	1,130
4.879% due 12/25/2033 (a)	3,018	3,038
4.579% due 02/25/2035 (a)	1,736	1,738
Residential Asset Mortgage Products, Inc.
4.719% due 08/25/2033 (a)	441	442
4.709% due 12/25/2033 (a)	2,019	2,023
4.479% due 05/25/2035 (a)	2,444	2,445
4.489% due 10/25/2035 (a)	5,752	5,756
Salomon Brothers Mortgage Securities VII, Inc.
4.679% due 03/25/2032 (a)	929	932
Saxon Asset Securities Trust
4.649% due 01/25/2032 (a)	159	159
SLM Student Loan Trust
4.240% due 01/25/2013 (a)	2,091	2,093
Soundview Home Equity Loan Trust
4.489% due 11/25/2035 (a)	12,303	12,303
Specialty Underwriting & Residential Finance
4.719% due 01/25/2034 (a)	193	193
4.709% due 06/25/2034 (a)	378	378
WMC Mortgage Loan
5.049% due 05/15/2030 (a)	519	519

Total Asset-Backed Securities (Cost $140,021)		140,166

	Notional Amount (000s)
PURCHASED CALL OPTIONS 0.0%
2-Year Interest Rate Swap (OTC)
Strike @ 4.500%* Exp. 04/04/2006	67,900	38
Strike @ 4.500%* Exp. 04/06/2006	38,100	22
Strike @ 4.750%* Exp. 05/02/2006	30,300	68
Strike @ 4.500%* Exp. 10/04/2006	20,500	53
Strike @ 4.250%* Exp. 10/11/2006	34,700	49
Strike @ 4.250%* Exp. 10/12/2006	39,900	57
Strike @ 4.500%* Exp. 10/18/2006	115,300	320
Strike @ 4.250%* Exp. 10/19/2006	9,900	15
Strike @ 4.250%* Exp. 10/25/2006	57,600	89
	# of Contracts
U.S. Treasury 5-Year March Futures
Strike @ $102.000 Exp. 02/24/2006	461	7

Total Purchased Call Options (Cost $1,467)		718

PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $91.750 Exp. 12/18/2006	650	4
90-Day Eurodollar June Futures (CME)
Strike @ $94.500 Exp. 06/19/2006	2,069	26
	Notional Amount (000s)
U.S. Treasury Note (OTC)
4.250% due 08/15/2013
Strike @ $90.000 Exp. 02/24/2006	$64,210	0
4.250% due 08/15/2015
Strike @ $89.500 Exp. 02/24/2006	37,700	0

Total Purchased Put Options (Cost $47)		30

	Shares
PREFERRED SECURITY 0.4%
Riggs Capital Trust
8.875% due 03/15/2027	1,100,000	1,192
8.625% due 12/31/2026	4,500,000	4,830

Total Preferred Security (Cost $6,106)		6,022

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 104.2%
Commercial Paper 22.2%
Bank of Ireland
3.960% due 01/27/2006	$7,700	7,680
3.970% due 01/27/2006	39,698	39,593
DnB NORBank ASA
4.170% due 02/03/2006	28,000	27,900
Fannie Mae
3.935% due 01/03/2006	2,368	2,368
3.935% due 01/03/2006	50,000	50,000
Nissan Motors Acceptance Corp.
4.430% due 01/23/2006	2,200	2,195
Skandinaviska Enskilda Banken AB
4.170% due 02/03/2006	53,600	53,408
4.210% due 02/09/2006	600	597
Statens Bostadsfin Bank
3.950% due 01/30/2006	50,000	49,852
Sumitomo Corp. of America
4.450% due 03/14/2006	900	892
UBS Finance Delaware LLC
4.190% due 01/03/2006	21,100	21,100
3.960% due 01/27/2006	900	898
3.975% due 01/30/2006	22,000	21,934
Virginia Electric and Power Co.
4.490% due 01/10/2006	700	699
Westpac Banking Corp.
4.190% due 02/06/2006	55,500	55,280
4.315% due 03/01/2006	5,400	5,363

		339,759

Repurchase Agreements 1.0%
Credit Suisse First Boston
3.250% due 01/03/2006	9,000	9,000
(Dated 12/30/2005. Collateralized by U.S. Treasury Bills 3.950% due 03/09/2006 valued at $9,183. Repurchase proceeds are $9,003.)
State Street Bank
3.900% due 01/03/2006	5,920	5,920
(Dated 12/30/2005. Collateralized by Fannie Mae 3.125% due 07/15/2006 valued at $6,041. Repurchase proceeds are $5,923.)

		14,920

U.S. Treasury Bills 81.0%
4.302% due 03/02/2006-05/04/2006 (b)(d)(e)	1,259,890	1,242,825

Total Short-Term Instruments (Cost $1,600,863)		1,597,504

Total Investments (c) (Cost $2,717,646)	176.7%	$2,710,288
Written Options (g) (Premiums $2,053)	(0.1%)	(1,253)
Other Assets and Liabilities (Net)	(76.6%)	(1,175,178)

Net Assets	100.0%	$1,533,857

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) As of December 31, 2005, portfolio securities with an aggregate market value of $39,822 were valued with reference to securities whose prices are more readily obtainable.

(d) Securities with an aggregate market value of $743 have been pledged as collateral for swap and swaption contracts on December 31, 2005.

(e) Securities with an aggregate market value of $2,372 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar Futures	Long	03/2006	544	$(734)
90-Day Eurodollar Futures	Long	06/2006	38	(4)
90-Day Eurodollar Futures	Long	09/2006	1,128	207
U.S. Treasury 5-Year Note Futures	Long	03/2006	461	112

				$(419)

(f) Swap agreements outstanding on December 31, 2005:

Interest	Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008	$53,000	$105
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2011	3,300	16
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2016	3,300	44
UBS Warburg LLC	3-month USD-LIBOR	Receive	4.620%	05/04/2006	250,000	15
UBS Warburg LLC	3-month USD-LIBOR	Receive	4.628%	05/04/2006	1,000,000	47
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	06/21/2008	20,000	40

						$267

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	03/20/2007	$8,100	$49
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.800%	06/20/2006	2,000	(22)
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	3,000	(442)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.200%	06/20/2007	700	(20)

						$(435)

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(g) Written options outstanding on December 31, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$111.000	02/24/2006	1,000	$169	$250
Call - CBOT U.S. Treasury Note June Futures	113.000	05/26/2006	170	37	43
Put - CBOT U.S. Treasury Note June Futures	104.000	05/26/2006	170	63	27
Put - CBOT U.S. Treasury Note March Futures	106.000	02/24/2006	1,000	325	78

				$594	$398

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	4.310	%*	10/19/2006	$4,300	$30	$18
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	4.540	%*	04/04/2006	17,000	124	28
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	4.540	%*	10/04/2006	9,000	106	62
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.540	%*	04/06/2006	16,400	124	33
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.300	%*	10/11/2006	15,000	112	60
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.320	%*	10/25/2006	24,700	174	110
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.300	%*	10/12/2006	17,200	125	69
Call - OTC 5-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.560	%*	10/18/2006	49,600	495	371
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	4.540	%*	04/04/2006	12,000	89	23
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	4.780	%*	05/02/2006	13,000	80	81

						$1,459	$855

*	The Portfolio will receive a floating rate based on 3-month USD-LIBOR.

(h) Short sales open on December 31, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value	à
U.S. Treasury Note	5.500%	05/15/2009	$2,850	$2,942	$2,977
U.S. Treasury Note	4.250%	08/15/2015	37,700	37,060	37,930

				$40,002	$40,907

à	Market value includes $733 of interest payable on short sales.

Schedule of Investments

Short-Term Portfolio II

December 31, 2005 (Unaudited)

		Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 24.1%
Banking & Finance 9.9%
Bombardier Capital, Inc.
7.090% due 03/30/2007 (h)		$1,000	$1,006
Citigroup, Inc.
4.310% due 05/02/2008 (a)		1,000	1,001
4.559% due 12/26/2008 (a)		1,400	1,401
Ford Motor Credit Co.
6.875% due 02/01/2006		8,000	7,983
5.450% due 03/21/2007 (a)		4,600	4,383
5.349% due 09/28/2007 (a)		700	648
General Motors Acceptance Corp.
5.243% due 05/18/2006 (a)		3,200	3,140
5.050% due 01/16/2007 (a)		2,600	2,471
5.220% due 03/20/2007 (a)		2,250	2,126
Goldman Sachs Group, Inc.
4.331% due 08/01/2006 (a)		15,580	15,591
HSBC Finance Corp.
4.621% due 09/15/2008 (a)		1,000	1,002
Korea Development Bank
7.250% due 05/15/2006		150	151
Lehman Brothers Holdings, Inc.
4.710% due 12/23/2010 (a)		1,500	1,501
MBNA America Bank N.A.
6.500% due 06/20/2006		1,000	1,008
MBNA Europe Funding PLC
4.550% due 09/07/2007 (a)		3,600	3,603
PPL Capital Funding Trust I
7.290% due 05/18/2006		1,250	1,258
Riggs Capital Trust
8.625% due 12/31/2026		2,290	2,458
VTB Capital S.A. for Vneshtorgbank
5.250% due 09/21/2007 (a)		1,600	1,603

			52,334

Industrials 9.0%
AmeriGas Partners LP
10.000% due 04/15/2006		2,000	2,030
AOL Time Warner, Inc.
6.125% due 04/15/2006		2,062	2,068
Constellation Brands, Inc.
8.625% due 08/01/2006		840	857
CSC Holdings, Inc.
7.875% due 12/15/2007		1,800	1,840
DaimlerChrysler N.A. Holding Corp.
4.990% due 05/24/2006 (a)		4,265	4,271
4.700% due 03/07/2007 (a)		6,460	6,456
Delhaize America, Inc.
7.375% due 04/15/2006		2,100	2,121
Enterprise Products Operating LP
4.000% due 10/15/2007		1,300	1,273
Georgia-Pacific Corp.
7.500% due 05/15/2006		3,445	3,484
HCA, Inc.
7.125% due 06/01/2006		6,754	6,843
Historic TW, Inc.
8.180% due 08/15/2007		1,500	1,570
HJ Heinz Co.
6.189% due 12/01/2008		2,100	2,159
JC Penney Co., Inc.
6.500% due 12/15/2007		2,000	2,045
MCI, Inc.
7.688% due 05/01/2009		1,850	1,915
Mirage Resorts, Inc.
6.750% due 08/01/2007		1,500	1,528
News America Holdings
7.430% due 10/01/2026		1,500	1,700
Safeway, Inc.
6.150% due 03/01/2006		2,500	2,501
Tyco International Group S.A.
6.375% due 02/15/2006		2,000	2,003
Williams Cos., Inc.
6.375% due 10/01/2010		1,050	1,054

			47,718

Utilities 5.2%
Appalachian Power Co.
6.800% due 03/01/2006		100	100
AT&T Wireless Services, Inc.
7.350% due 03/01/2006		2,000	2,008
AT&T, Inc.
4.542% due 11/14/2008 (a)		300	301
BellSouth Corp.
4.258% due 04/26/2021 (a)		700	699
CMS Energy Corp.
8.900% due 07/15/2008		950	1,020
Dominion Resources, Inc.
4.819% due 09/28/2007 (a)		1,700	1,702
Entergy Gulf States, Inc.
3.600% due 06/01/2008		4,400	4,234
Florida Power Corp.
4.880% due 11/14/2008 (a)		700	700
Ohio Edison Co.
4.000% due 05/01/2008		40	39
Pepco Holdings, Inc.
3.750% due 02/15/2006		3,300	3,296
Progress Energy, Inc.
6.750% due 03/01/2006		2,310	2,317
PSEG Energy Holdings LLC
7.750% due 04/16/2007		1,000	1,040
PSEG Power LLC
6.875% due 04/15/2006		1,630	1,639
Sprint Capital Corp.
4.780% due 08/17/2006 (a)		1,950	1,949
TXU Energy Co. LLC
4.920% due 01/17/2006 (a)		3,220	3,220
Virginia Electric & Power Co.
5.750% due 03/31/2006		3,000	3,007

			27,271

Total Corporate Bonds & Notes (Cost $127,842)			127,323

MUNICIPAL BONDS & NOTES 0.1%
New York, New York Municipal Water Finance Authority Revenue Bonds, Series 2005
6.930% due 06/15/2035 (a)		500	538

Total Municipal Bonds & Notes (Cost $529)			538

U.S. GOVERNMENT AGENCIES 16.1%
Fannie Mae
3.422% due 10/01/2040 (a)		53	54
3.500% due 04/25/2017		3,613	3,578
3.625% due 07/01/2017 (a)		23	23
3.639% due 01/01/2018 (a)		80	80
3.819% due 01/01/2033 (a)		301	309
4.007% due 11/01/2018 (a)		33	33
4.010% due 11/01/2018 (a)		18	18
4.220% due 11/01/2017 (a)		14	14
4.222% due 01/01/2018 (a)		17	17
4.267% due 05/22/2006 (a)		19,000	18,998
4.325% due 09/07/2006 (a)		13,600	13,601
4.363% due 03/01/2044 (a)		4,216	4,244
4.499% due 03/25/2034 (a)		9,500	9,513
4.500% due 02/25/2008		576	575
4.729% due 09/25/2042 (a)		1,193	1,199
4.825% due 09/17/2027 (a)		23	23
4.875% due 07/18/2027 (a)		14	14
4.906% due 02/25/2022 - 12/25/2022 (a)(b)		6	6
4.913% due 02/01/2024 (a)		10	10
4.919% due 06/01/2024 (a)		8	8
4.962% due 09/01/2031 (a)		2,303	2,364
5.006% due 08/25/2022 (a)		3	3
5.056% due 12/25/2022 (a)		3	3
5.097% due 09/01/2031 (a)		107	109
5.106% due 09/25/2022 (a)		2	2
5.256% due 02/25/2023 (a)		2	2
5.369% due 09/25/2023 (a)		250	258
5.406% due 08/25/2022 (a)		2	2
5.500% due 07/01/2017 - 12/13/2035 (a)(b)		8,155	8,119
5.980% due 12/01/2017 (a)		7	7
Federal Home Loan Bank
3.000% due 10/10/2008		3,000	2,869
3.250% due 07/10/2013 (a)		200	190
3.500% due 05/20/2008		540	525
4.000% due 02/18/2009		5,000	4,889
Freddie Mac
3.300% due 12/30/2008		4,000	3,816
3.870% due 06/01/2017 (a)		19	19
3.875% due 11/01/2016 (a)		108	111
4.125% due 06/01/2018 - 11/01/2018 (a)(b)		187	188
4.222% due 09/01/2017 (a)		22	22
4.561% due 12/01/2025 (a)		44	45
4.619% due 07/15/2016 (a)		273	273
4.726% due 07/25/2044 (a)		7,892	8,014
4.958% due 11/01/2028 (a)		68	69
5.000% due 05/15/2021		420	419
5.025% due 03/15/2020 (a)		1	2
5.125% due 03/15/2023 (a)		3	3
5.353% due 02/01/2036 (a)		28	28
5.500% due 08/15/2030		320	320
Government National Mortgage Association
4.375% due 04/20/2030 (a)		56	57
4.750% due 07/20/2027 (a)		41	41

Total U.S. Government Agencies (Cost $85,076)			85,086

U.S. TREASURY OBLIGATIONS 0.6%
U.S. Treasury Note
3.875% due 09/15/2010		2,960	2,899

Total U.S. Treasury Obligations (Cost $2,874)			2,899

MORTGAGE-BACKED SECURITIES 9.2%
Bear Stearns Adjustable Rate Mortgage Trust
5.934% due 06/25/2032 (a)		12	12
4.203% due 01/25/2034 (a)		906	900
4.736% due 01/25/2034 (a)		1,014	1,005
4.881% due 01/25/2034 (a)		545	540
4.659% due 02/25/2034 (a)		803	804
3.738% due 11/25/2034 (a)		8,121	8,247
Countrywide Alternative Loan Trust
4.650% due 02/25/2036 (a)		3,100	3,101
Countrywide Home Loan Mortgage Pass-Through Trust
3.360% due 05/25/2034 (a)		1,379	1,378
4.719% due 06/25/2035 (a)		4,891	4,902
CS First Boston Mortgage Securities Corp.
4.511% due 03/25/2032 (a)		75	75
First Republic Mortgage Loan Trust
4.669% due 08/15/2032 (a)		3,239	3,241
GS Mortgage Securities Corp.
4.270% due 11/15/2015 (a)		243	243
GSR Mortgage Loan Trust
4.541% due 09/25/2035 (a)		1,793	1,765
GSRPM Mortgage Loan Trust
4.891% due 01/25/2032 (a)		1,331	1,347
Harborview Mortgage Loan Trust
4.740% due 02/19/2034 (a)		4,248	4,257
Mellon Residential Funding Corp.
4.809% due 12/15/2030 (a)		4,401	4,405
SACO I, Inc.
3.791% due 02/25/2028 (a)		1,210	1,211
4.600% due 11/25/2033 (a)		1,800	1,800
Sequoia Mortgage Trust
4.750% due 10/20/2027 (a)		2,260	2,265
Structured Adjustable Rate Mortgage Loan Trust
4.499% due 03/25/2035 (a)		975	976
Structured Asset Mortgage Investments, Inc.
4.659% due 02/25/2035 (a)		100	100
Structured Asset Securities Corp.
4.669% due 01/25/2033 (a)		52	52
Washington Mutual Mortgage Securities Corp.
4.649% due 12/25/2027 (a)		5,352	5,351
4.726% due 06/25/2042 (a)		749	752

Total Mortgage-Backed Securities (Cost $48,658)			48,729

ASSET-BACKED SECURITIES 6.7%
Ameriquest Mortgage Securities, Inc.
4.789% due 03/25/2033 (a)		6	6
4.859% due 02/25/2034 (a)		89	89
Amortizing Residential Collateral Trust
4.669% due 07/25/2032 (a)		43	42
Argent Securities, Inc.
4.829% due 09/25/2033 (a)		62	62
Bear Stearns Asset-Backed Securities, Inc.
4.719% due 01/25/2036 (a)		400	400
4.549% due 12/25/2042 (a)		1,256	1,257
Chase Funding Mortgage Loan Asset-Backed Certificates
4.699% due 08/25/2032 (a)		216	216
ContiMortgage Home Equity Loan Trust
5.049% due 03/15/2027 (a)		5	5
Countrywide Asset-Backed Certificates
4.749% due 05/25/2032 (a)		48	49
4.499% due 06/25/2035 (a)		216	216
Credit-Based Asset Servicing & Securitization LLC
4.441% due 09/25/2033 (a)		228	228
Equity One ABS, Inc.
4.659% due 11/25/2032 (a)		998	1,001
First Franklin Mortgage Loan Trust Asset-Backed Certificates
4.739% due 03/25/2034 (a)		524	524
GSAMP Trust
4.569% due 10/25/2033 (a)		1,138	1,139
4.669% due 03/25/2034 (a)		3,681	3,683
HFC Home Equity Loan Asset-Backed Certificates
4.509% due 10/20/2032 (a)		1,313	1,315
Home Equity Asset Trust
4.839% due 02/25/2033 (a)		1	1
Irwin Home Equity Loan Trust
4.899% due 06/25/2028 (a)		2	2
Morgan Stanley Asset-Backed Securities Capital I, Inc.
4.719% due 08/25/2033 (a)		8	8
4.529% due 11/25/2034 (a)		193	193
Morgan Stanley Home Equity Loans
4.499% due 12/25/2034 (a)		991	992
Novastar Home Equity Loan
4.654% due 04/25/2028 (a)		6	6
4.709% due 09/25/2031 (a)		265	265
Option One Mortgage Loan Trust
4.899% due 08/25/2031 (a)		1,771	1,772
Park Place Securities, Inc.
4.549% due 02/25/2035 (a)		395	395
Quest Trust
4.751% due 06/25/2034 (a)		3,316	3,325
Renaissance Home Equity Loan Trust
4.819% due 08/25/2033 (a)		1,088	1,092
4.551% due 11/25/2034 (a)		1,429	1,435
Residential Asset Mortgage Products, Inc.
4.539% due 09/25/2013 (a)		1,602	1,603
4.709% due 12/25/2033 (a)		660	662
Saxon Asset Securities Trust
4.649% due 01/25/2032 (a)		76	76
SLM Student Loan Trust
4.220% due 07/25/2013 (a)		3,202	3,204
4.210% due 01/26/2015 (a)		3,569	3,567
Soundview Home Equity Loan Trust
4.549% due 04/25/2035 (a)		1,792	1,794
Structured Asset Securities Corp.
4.509% due 12/25/2035 (a)		3,006	3,008
SVO Timeshare Mortgage Corp.
5.470% due 10/20/2013		242	242
Truman Capital Mortgage Loan Trust
4.719% due 01/25/2034 (a)		1,390	1,393

Total Asset-Backed Securities (Cost $35,224)			35,267

SOVEREIGN ISSUES 3.2%
Brazilian Government International Bond
10.000% due 01/16/2007		20	21
11.250% due 07/26/2007		225	245
5.188% due 04/15/2009 (a)		915	915
5.250% due 04/15/2009 (a)		1,631	1,624
10.271% due 06/29/2009 (a)		8,390	9,701
Russia Government International Bond
10.000% due 06/26/2007		3,910	4,190

Total Sovereign Issues (Cost $16,669)			16,696

		Notional Amount (000s)
PURCHASED CALL OPTIONS 0.0%
2-Year Interest Rate Swap (OTC)
Strike @ 4.500%* Exp. 04/04/2006		9,400	5
Strike @ 4.500%* Exp. 04/06/2006		14,200	8
Strike @ 4.750%* Exp. 05/02/2006		1,100	3
Strike @ 4.500%* Exp. 10/04/2006		16,300	41
Strike @ 4.250%* Exp. 10/11/2006		8,600	12
Strike @ 4.250%* Exp. 10/24/2006		39,200	60
Strike @ 4.250%* Exp. 10/25/2006		36,100	56

Total Purchased Call Options (Cost $422)			185

		# of Contracts
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $91.750 Exp. 12/18/2006		130	1

Total Purchased Put Options (Cost $1)			1

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS (j) 38.8%
Certificates of Deposit 1.9%
Unicredito Italiano SpA
4.042% due 01/06/2006		$10,000	10,000

Commercial Paper 28.6%
Barclays U.S. Funding Corp.
4.055% due 02/06/2006		16,500	16,431
4.190% due 02/27/2006		2,700	2,682
BNP Paribas Finance
4.305% due 02/28/2006		7,000	6,951
Cox Communications, Inc.
3.871% due 01/17/2006		1,594	1,594
Danske Corp.
4.030% due 02/06/2006		5,700	5,676
Dexia Delaware LLC
4.160% due 02/02/2006		6,200	6,176
DnB NORBank ASA
3.800% due 01/13/2006		8,100	8,089
General Electric Capital Corp.
4.140% due 01/27/2006		9,900	9,869
HBOS Treasury Services PLC
4.130% due 01/26/2006		17,400	17,348
4.175% due 02/07/2006		1,800	1,792
IXIS Commercial Paper Corp.
4.440% due 04/19/2006		17,300	17,066
Nissan Motors Acceptance Corp.
4.430% due 01/23/2006		900	898
Skandinaviska Enskilda Banken AB
4.255% due 02/17/2006		17,000	16,904
Societe Generale N.A.
3.960% due 01/27/2006		3,200	3,191
4.145% due 02/01/2006		1,700	1,694
4.035% due 02/06/2006		7,000	6,971
4.430% due 04/20/2006		7,000	6,904
UBS Finance Delaware LLC
4.440% due 04/28/2006		1,700	1,675
Virginia Electric and Power Co.
4.490% due 01/10/2006		200	200
Westpac Capital Corp.
4.060% due 01/17/2006		2,000	1,996
Westpac Trust Securities NZ Ltd.
4.440% due 04/28/2006		16,900	16,652

			150,759

Repurchase Agreement 0.5%
State Street Bank
3.900% due 01/03/2006		2,722	2,722
(Dated 12/30/2005. Collateralized by Fannie Mae 3.125% due 07/15/2006 valued at $2,777. Repurchase proceeds are $2,723.)

France Treasury Bills 6.6%
0.000% due 03/23/2006	EC	29,350	34,567

U.S. Treasury Bills 1.2%
3.847% due 03/02/2006-03/16/2006 (b)(d)(e)		$6,480	6,425

Total Short-Term Instruments (Cost $204,754)			204,473

Total Investments (c) (Cost $522,049)		98.8%	$521,197
Written Options (g) (Premiums $1,420)		(0.2%)	(1,217)
Other Assets and Liabilities (Net)		1.4%	7,420

Net Assets		100.0%	$527,400

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c) As of December 31, 2005, portfolio securities with an aggregate market value of $3,676 were valued with reference to securities whose prices are more readily obtainable.

(d) Securities with an aggregate market value of $494 have been pledged as collateral for swap and swaption contracts on December 31, 2005.

(e) Securities with an aggregate market value of $5,931 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar Futures	Long	03/2006	62	$(45)
90-Day Eurodollar Futures	Long	06/2006	60	(40)
90-Day Eurodollar Futures	Long	09/2006	155	(188)

				$(273)

(f) Swap agreements outstanding on December 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2011	$500	$2
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2016	500	6
Lehman Brothers, Inc.	3-month USD-LIBOR plus 1.150%	Receive	7.430%	10/01/2006	1,500	(8)

						$0

Credit	Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection+	(Pay) /Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	$5,100	$(104)
Goldman Sachs & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.100%	06/20/2006	1,600	(87)
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	1,000	(136)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.200%	06/20/2007	400	(8)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%	09/20/2007	900	(33)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	1,000	4
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	1,000	4

						$(360)

+	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(g) Written options outstanding on December 31, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$111.000	02/24/2006	312	$53	$78
Call - CBOT U.S. Treasury Note June Futures	113.000	05/26/2006	67	14	17
Put - CBOT U.S. Treasury Note June Futures	104.000	05/26/2006	67	25	10
Put - CBOT U.S. Treasury Note March Futures	106.000	02/24/2006	312	101	24
Put - CME Eurodollar September Futures	95.250	09/18/2006	1,043	805	671

				$998	$800

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	4.540	%*	10/04/2006	$2,000	$24	$14
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.540	%*	04/06/2006	6,100	46	12
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.300	%*	10/11/2006	3,700	27	15
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.320	%*	10/25/2006	15,500	109	69
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	4.540	%*	04/04/2006	4,000	30	8
Call - OTC 5-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.540	%*	10/04/2006	5,000	60	34
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	4.780	%*	05/02/2006	500	3	3
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	4.310	%*	10/24/2006	16,700	123	73
Call - OTC News America Holdings 7.430% due 10/01/2026	Lehman Brothers, Inc.	100.000	%*	10/01/2006	1,500	0	189

						$422	$417

*	The Portfolio will receive a floating rate based on 3-month USD-LIBOR.

(h) Restricted security as of December 31, 2005:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.090%	03/30/2007	08/11/2003	$1,015	$1,006	0.19%

(i) Short sales open on December 31, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value à
U.S. Treasury Note	4.250%	08/15/2015	$7,400	$7,274	$7,445

à	Market value includes $138 of interest payable on short sales.

(j) Forward foreign currency contracts outstanding on December 31, 2005:

Type		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EC	30,000	01/2006	$0	$(529)	$(529)
Sell		29,192	01/2006	0	(10)	(10)
Sell		29,702	02/2006	0	(279)	(279)
Buy	JY	899,149	01/2006	4	0	4

				$4	$(818)	$(814)

Schedule of Investments

U.S. Government Sector Portfolio

December 31, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 3.9%
Banking & Finance 3.0%
Allstate Life Global Funding Trust
4.260% due 01/25/2008 (a)	$11,600	$11,615
Bear Stearns Cos., Inc.
4.136% due 06/19/2006 (a)	6,100	6,109
CIT Group, Inc.
4.106% due 06/19/2006 (a)	4,900	4,906
4.324% due 09/22/2006 (a)	7,000	7,021
Countrywide Home Loans, Inc.
4.350% due 06/02/2006 (a)	3,765	3,771
General Motors Acceptance Corp.
5.243% due 05/18/2006 (a)	25,000	24,535
Goldman Sachs Group, Inc.
4.386% due 10/27/2006 (a)	7,700	7,712
4.255% due 01/09/2007 (a)	60,000	60,099
3.778% due 06/28/2010 (a)	11,600	11,653
4.500% due 10/07/2011 (a)	2,000	2,016
Japan Finance Corp. for Municipal Enterprises
6.850% due 04/15/2006	51,620	51,940
Overseas Private Investment Corp.
2.360% due 08/15/2007	6,250	6,181
2.890% due 12/15/2007	5,264	5,137
Postal Square LP
6.500% due 06/15/2022	4,102	4,436
Pricoa Global Funding I
3.241% due 01/25/2008 (a)	10,000	10,013
SLM Corp.
4.420% due 07/25/2007 (a)	1,000	1,004
U.S. Trade Funding Corp.
4.260% due 11/15/2014	11,787	11,552

		229,700

Industrials 0.7%
Canada Mortgage & Housing Corp.
3.375% due 12/01/2008	27,900	27,013
DaimlerChrysler N.A. Holding Corp.
4.430% due 05/24/2006 (a)	11,060	11,075
4.314% due 09/10/2007 (a)	15,000	15,038

		53,126

Utilities 0.2%
PSE&G Power LLC
6.875% due 04/15/2006	6,700	6,735
4.295% due 09/21/2008 (a)	3,000	3,003
Southern California Edison Co.
4.430% due 01/13/2006 (a)	5,600	5,600

		15,338

Total Corporate Bonds & Notes (Cost $299,734)		298,164

MUNICIPAL BONDS & NOTES 0.2%
Dawson Ridge, Colorado Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	32,400	14,815
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	3,000	3,017

Total Municipal Bonds & Notes (Cost $16,969)		17,832

U.S. GOVERNMENT AGENCIES 26.9%
Fannie Mae
1.499% due 11/01/2035 (a)	4,184	4,184
2.125% due 02/10/2006	30,705	30,627
2.150% due 04/13/2006	104,500	103,799
3.712% due 04/26/2035 (a)	7,254	7,255
3.730% due 01/01/2018 (a)	134	135
3.738% due 12/01/2032 (a)	69	71
3.943% due 05/25/2034 (a)	1,193	1,190
4.117% due 07/25/2035 (a)	10,000	10,010
4.120% due 11/01/2020 (a)	47	47
4.122% due 03/01/2018 (a)	47	47
4.125% due 09/01/2022 (a)	11	11
4.127% due 09/25/2035 (a)	14,600	14,614
4.144% due 10/01/2032 (a)	133	135
4.147% due 07/25/2032 (a)	932	929
4.157% due 06/25/2033 - 03/25/2034 (a)(d)	11,325	11,337
4.193% due 05/28/2035 (a)	1,162	1,164
4.197% due 03/25/2032 (a)	1,626	1,628
4.219% due 02/01/2041 (a)	5	5
4.250% due 09/01/2017 - 01/01/2018 (a)(d)	72	73
4.297% due 06/25/2032 (a)	11	11
4.318% due 12/01/2029 (a)	111	113
4.363% due 03/01/2044 (a)	17,002	17,111
4.377% due 11/25/2032 (a)	75	75
4.382% due 02/01/2026 (a)	39	40
4.400% due 12/01/2029 (a)	31	31
4.414% due 09/01/2033 (a)	21	21
4.419% due 11/01/2030 (a)	5	5
4.464% due 12/01/2029 (a)	27	28
4.512% due 08/25/2021 - 03/25/2022 (a)(d)	261	263
4.533% due 12/01/2029 (a)	268	272
4.597% due 10/01/2025 (a)	65	67
4.650% due 08/01/2014 (a)	65	65
4.662% due 08/25/2022 (a)	90	91
4.762% due 04/25/2022 (a)	110	112
4.785% due 06/01/2028 (a)	74	77
4.829% due 07/01/2028 (a)	10	10
4.888% due 09/01/2028 (a)	299	306
4.902% due 06/01/2021 - 05/01/2025 (a)(d)	4,451	4,542
4.938% due 04/25/2032 (a)	1,876	1,923
5.000% due 10/25/2013 - 04/15/2015 (d)	91,291	92,814
5.042% due 09/01/2031 (a)	399	408
5.148% due 07/01/2018 (a)	1,201	1,239
5.244% due 06/01/2032 (a)	42	43
5.250% due 01/28/2013	2,235	2,216
5.314% due 12/01/2022 (a)	97	99
5.364% due 10/01/2032 (a)	284	279
5.402% due 05/01/2032 (a)	102	104
5.472% due 03/01/2026 (a)	59	61
5.500% due 10/01/2032 - 01/12/2036 (d)	183,368	181,810
5.625% due 05/01/2022 (a)	17	17
5.642% due 09/01/2032 (a)	7	7
5.650% due 11/01/2014 (a)	38	39
5.699% due 12/01/2031 (a)	52	53
5.764% due 09/01/2026 (a)	1,242	1,272
5.847% due 08/01/2028 (a)	14	15
6.000% due 12/01/2022 - 09/01/2033 (d)	577	585
6.210% due 08/06/2038	14,200	16,961
6.443% due 06/01/2025 (a)	23	23
6.677% due 01/01/2029 (a)	161	165
Federal Farm Credit Bank
3.060% due 01/30/2007	16,235	15,950
3.990% due 04/04/2006 - 07/28/2006 (a)(d)	40,000	40,015
4.025% due 06/05/2006 (a)	50,000	50,010
4.089% due 06/20/2006 (a)	23,600	23,610
5.100% due 10/15/2012	2,000	1,978
Federal Home Loan Bank
0.000% due 02/05/2007 (a)	14,000	12,940
2.500% due 02/24/2006	160,000	159,524
2.850% due 08/06/2007	6,000	5,830
2.875% due 05/22/2006	172,700	171,576
3.450% due 01/23/2008	17,205	16,787
3.875% due 10/23/2006	148,000	147,054
4.000% due 07/14/2008 - 03/18/2011 (d)	50,110	48,893
4.020% due 08/01/2006	73,425	73,180
4.070% due 07/16/2014	1,000	938
4.125% due 11/17/2008	44,600	43,813
4.280% due 05/18/2009	46,660	45,833
5.120% due 01/10/2013	5,000	4,937
5.125% due 08/15/2019	98,000	98,761
5.500% due 04/17/2006	20,000	20,050
Freddie Mac
0.000% due 12/11/2025	9,084	3,360
1.625% due 01/09/2006	1,000	999
2.000% due 02/28/2006	86,500	86,154
3.500% due 02/15/2010 - 10/15/2011 (d)	28,380	28,291
3.504% due 08/01/2019 (a)	65	65
3.517% due 02/01/2018 (a)	76	76
3.750% due 11/15/2006	155,415	154,132
4.065% due 10/25/2044 - 02/25/2045 (a)(d)	27,376	27,550
4.157% due 07/25/2031 (a)	1,781	1,782
4.265% due 07/25/2044 (a)	14,349	14,572
4.295% due 10/01/2031 (a)	37	38
4.375% due 11/16/2007 - 07/17/2015 (d)	13,100	12,941
4.453% due 12/01/2027 (a)	63	65
4.465% due 12/15/2030 (a)	3,338	3,350
4.500% due 06/15/2035 - 09/15/2035 (d)	6,037	4,725
4.515% due 05/15/2029 (a)	1,178	1,181
4.575% due 08/01/2020 (a)	70	70
4.615% due 06/15/2030 - 12/15/2032 (a)(d)	1,977	2,008
4.665% due 06/15/2031 (a)	587	596
4.668% due 04/01/2032 (a)	129	129
4.704% due 09/01/2031 (a)	2	3
4.728% due 03/01/2025 (a)	5	5
4.789% due 01/01/2032 (a)	191	197
4.825% due 02/15/2027 (a)	48	48
4.868% due 04/01/2027 (a)	74	76
4.871% due 02/01/2032 (a)	215	219
4.885% due 07/01/2020 (a)	335	341
4.972% due 02/01/2024 (a)	107	109
5.000% due 09/15/2017 - 01/15/2034 (d)	15,578	14,900
5.061% due 12/01/2031 (a)	52	53
5.186% due 02/01/2032 (a)	63	65
5.269% due 07/01/2029 (a)	125	128
5.420% due 05/01/2032 (a)	81	83
5.433% due 02/01/2025 (a)	28	28
5.464% due 12/01/2031 (a)	278	285
5.495% due 08/01/2031 (a)	29	29
5.500% due 11/15/2015 - 06/15/2034 (d)	10,665	10,582
5.625% due 11/23/2035	74,000	74,918
5.665% due 11/01/2018 (a)	1	1
5.700% due 02/15/2031	98	98
6.500% due 10/25/2043	3,369	3,443
7.000% due 12/01/2031	163	170
Government National Mortgage Association
3.750% due 08/20/2025 (a)	42	42
4.125% due 10/20/2023 - 10/20/2024 (a)(d)	263	266
4.250% due 02/20/2030 (a)	4,828	4,837
4.375% due 04/20/2023 - 05/20/2030 (a)(d)	3,662	3,682
4.750% due 07/20/2025 - 08/20/2026 (a)(d)	1,934	1,949
5.000% due 05/20/2034	22,810	19,977
6.500% due 04/15/2029 - 06/15/2029 (d)	232	243
8.500% due 03/20/2025	153	156
Housing Urban Development
3.090% due 08/01/2006	4,000	3,966
4.930% due 08/01/2014	4,000	4,014
Small Business Administration
3.875% due 05/25/2021 (a)	1,308	1,310
4.000% due 03/25/2025 (a)	1,154	1,156
4.100% due 11/25/2024 (a)	899	903
4.375% due 01/25/2022 (a)	505	505
4.500% due 03/01/2023 - 07/25/2025 (a)(d)	2,071	2,036
4.600% due 01/25/2019 (a)	1,715	1,720
4.750% due 05/25/2025 (a)	1,350	1,353
4.760% due 09/01/2035	37,000	36,640
4.770% due 04/01/2024	11,068	10,926
4.875% due 09/10/2013	2,498	2,482
4.930% due 01/01/2024	9,082	9,055
5.136% due 08/10/2013	24,910	25,070
5.240% due 08/01/2023	5,753	5,822
7.060% due 11/01/2019	2,272	2,394
7.220% due 11/01/2020	2,131	2,293
7.449% due 08/01/2010	536	571
8.017% due 02/10/2010	1,999	2,137

Total U.S. Government Agencies (Cost $2,095,316)		2,085,683

U.S. TREASURY OBLIGATIONS 13.2%
Treasury Inflation Protected Security (c)
2.375% due 01/15/2025	$34,026	35,773
U.S. Treasury Bonds
13.875% due 05/15/2011	31,500	32,585
8.125% due 08/15/2019	400	543
8.125% due 05/15/2021	154,400	213,802
U.S. Treasury Notes
4.000% due 09/30/2007	500,000	496,680
4.125% due 08/15/2010	120,000	118,856
3.875% due 09/15/2010	127,050	124,444
4.250% due 08/15/2015	400	395

Total U.S. Treasury Obligations (Cost $1,025,832)		1,023,078

MORTGAGE-BACKED SECURITIES 5.0%
Bank of America Mortgage Securities, Inc.
5.522% due 10/20/2032 (a)	1,486	1,489
6.500% due 09/25/2033	2,107	2,113
Bear Stearns Adjustable Rate Mortgage Trust
5.938% due 06/25/2032 (a)	310	309
5.349% due 02/25/2033 (a)	777	776
5.366% due 03/25/2033 (a)	171	170
5.071% due 04/25/2033 (a)	1,464	1,453
5.382% due 04/25/2033 (a)	1,674	1,667
4.337% due 10/25/2033 (a)	3,081	3,086
4.712% due 12/25/2033 (a)	2,069	2,050
4.217% due 01/25/2034 (a)	2,584	2,567
4.317% due 02/25/2034 (a)	3,493	3,496
3.735% due 11/25/2034 (a)	17,167	17,434
4.625% due 10/25/2035 (a)	9,489	9,312
4.799% due 11/25/2035 (a)	34,271	33,952
CBA Commercial Small Balance Commercial Mortgage
4.110% due 12/25/2034 (a)	8,964	8,941
Citicorp Mortgage Securities, Inc.
5.750% due 02/25/2033	107	107
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035 (a)	7,500	7,447
Commercial Mortgage Pass-Through Certificates
4.300% due 03/15/2020 (a)	7,700	7,704
Countrywide Alternative Loan Trust
4.247% due 05/25/2035 (a)	6,687	6,610
4.500% due 06/25/2035	4,272	4,220
Countrywide Home Loan Mortgage Pass-Through Trust
4.100% due 04/25/2034 (a)	776	775
4.317% due 08/25/2034 (a)	2,668	2,669
4.367% due 02/25/2035 (a)	7,735	7,752
4.377% due 02/25/2035 (a)	4,219	4,214
4.327% due 04/25/2035 (a)	3,667	3,671
4.480% due 04/25/2035 (a)	3,727	3,788
4.377% due 06/25/2035 (a)	623	624
Countrywide Home Loans, Inc.
6.000% due 02/25/2033	286	286
CS First Boston Mortgage Securities Corp.
6.300% due 11/11/2030	550	568
3.350% due 03/25/2032	1,804	1,795
5.730% due 05/25/2032 (a)	190	189
5.447% due 06/25/2032 (a)	395	398
4.587% due 04/25/2033 (a)	422	423
3.500% due 08/25/2033	5,955	5,997
Federal Agricultural Mortgage Corp.
7.274% due 07/25/2011 (a)	2,694	2,709
First Republic Mortgage Loan Trust
4.357% due 06/25/2030 (a)	2,046	2,047
4.370% due 11/15/2030 (a)	2,348	2,328
GMAC Commercial Mortgage Securities, Inc.
6.957% due 09/15/2035	410	442
Greenpoint Mortgage Funding Trust
4.257% due 05/25/2045 (a)	6,198	6,192
GS Mortgage Securities Corp.
3.370% due 11/15/2015 (a)	626	626
GSRPM Mortgage Loan Trust
4.737% due 01/25/2032 (a)	1,065	1,078
Harborview Mortgage Loan Trust
4.529% due 02/25/2034 (a)	8,582	8,599
4.379% due 05/19/2035 (a)	8,655	8,617
Homestar Mortgage Acceptance Corp.
4.227% due 01/25/2022 (a)	153	153
Impac CMB Trust
4.438% due 07/25/2033 (a)	486	486
Indymac Index Mortgage Loan Trust
3.644% due 09/25/2034 (a)	9,220	9,224
4.357% due 01/25/2035 (a)	29,272	29,256
Indymac Loan Trust
4.417% due 11/25/2008 (a)	73	73
MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,515	1,494
Mellon Residential Funding Corp.
4.809% due 12/15/2030 (a)	5,333	5,339
Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032 (a)	1,002	978
Morgan Stanley Capital I, Inc.
4.490% due 01/13/2041	350	338
Nomura Asset Securities Corp.
7.819% due 04/13/2036 (a)	1,200	1,207
Prime Mortgage Trust
5.000% due 02/25/2019	9,882	9,732
Residential Accredit Loans, Inc.
4.438% due 01/25/2033 (a)	4,393	4,401
4.438% due 03/25/2033 (a)	10,599	10,614
Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	2,852	2,934
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	609	617
SACO I, Inc.
4.310% due 10/25/2033 (a)	4,000	4,002
4.307% due 12/25/2035 (a)	8,841	8,885
Sequoia Mortgage Trust
4.509% due 10/19/2026 (a)	7,755	7,767
4.499% due 06/20/2032 (a)	1,428	1,430
4.509% due 07/20/2033 (a)	10,719	10,752
4.629% due 07/20/2033 (a)	4,986	4,994
Structured Asset Mortgage Investments, Inc.
4.509% due 03/19/2034 (a)	5,287	5,292
4.449% due 07/19/2034 (a)	4,406	4,410
Structured Asset Securities Corp.
4.537% due 07/25/2032 (a)	88	88
3.434% due 03/25/2035 (a)	730	730
Washington Mutual Mortgage Securities Corp.
4.307% due 12/25/2027 (a)	16,486	16,484
5.067% due 02/25/2033 (a)	45	45
5.380% due 02/25/2033 (a)	516	514
5.030% due 05/25/2033 (a)	645	643
4.120% due 02/27/2034 (a)	2,337	2,328
4.419% due 06/25/2042 (a)	7,450	7,473
Washington Mutual, Inc.
4.359% due 05/25/2041 (a)	4,185	4,238
4.267% due 04/25/2045 (a)	20,628	20,572
4.327% due 10/25/2045 (a)	12,625	12,633
4.350% due 12/25/2045 (a)	5,000	5,018
4.640% due 12/26/2045 (a)	6,700	6,707
Wells Fargo Mortgage-Backed Securities Trust
4.496% due 11/25/2033 (a)	867	835

Total Mortgage-Backed Securities (Cost $384,274)		383,376

ASSET-BACKED SECURITIES 4.8%
AAA Trust
4.151% due 11/26/2035 (a)	16,696	16,717
Aames Mortgage Investment Trust
4.117% due 08/25/2035 (a)	1,016	1,017
ACE Securities Corp.
4.147% due 10/25/2035 (a)	3,013	3,015
Ameriquest Mortgage Securities, Inc.
4.447% due 03/25/2033 (a)	361	361
4.137% due 04/25/2035 (a)	398	398
4.147% due 10/25/2035 (a)	1,660	1,661
Argent Securities, Inc.
4.170% due 11/25/2035 (a)	7,868	7,874
4.306% due 12/25/2035 (a)	13,800	13,804
Asset-Backed Securities Corp. Home Equity Loan Trust
4.390% due 11/15/2031 (a)	128	128
4.147% due 02/25/2035 (a)	1,345	1,346
4.137% due 07/25/2035 (a)	3,633	3,635
BA Master Credit Card Trust
4.240% due 06/15/2008 (a)	3,100	3,104
Bayview Financial Acquisition Trust
4.520% due 05/28/2034 (a)	1,495	1,497
Bear Stearns Asset-Backed Securities, Inc.
4.537% due 06/25/2031 (a)	6,018	6,021
4.287% due 04/25/2035 (a)	2,948	2,953
4.307% due 07/25/2035 (a)	5,034	5,037
4.537% due 11/25/2042 (a)	7,217	7,238
Carrington Mortgage Loan Trust
4.127% due 05/25/2035 (a)	1,857	1,858
Caterpillar Financial Asset Trust
2.270% due 03/25/2009	235	233
Centex Home Equity Co., LLC
4.207% due 01/25/2025 (a)	921	921
4.167% due 11/25/2028 (a)	581	581
4.317% due 01/25/2034 (a)	288	288
4.107% due 03/25/2035 (a)	403	404
Chase Funding Loan Acquisition Trust
4.367% due 01/25/2033 (a)	421	422
Chase Funding Mortgage Loan Asset-Backed Certificates
4.287% due 10/25/2031 (a)	3,976	3,979
CIT Group Home Equity Loan Trust
4.307% due 06/25/2033 (a)	1,930	1,934
Citibank Credit Card Issuance Trust
6.650% due 05/15/2008	2,000	2,014
Citigroup Mortgage Loan Trust, Inc.
4.127% due 05/25/2035 (a)	1,384	1,385
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	2,000	1,583
Countrywide Asset-Backed Certificates
4.227% due 06/25/2022 (a)	1,215	1,216
4.277% due 12/25/2031 (a)	635	636
4.347% due 03/25/2034 (a)	117	117
Credit-Based Asset Servicing & Securitization LLC
4.080% due 09/25/2033 (a)	1,629	1,631
CS First Boston Mortgage Securities Corp.
4.347% due 01/25/2032 (a)	284	287
Equifirst Mortgage Loan Trust
4.147% due 07/25/2034 (a)	392	392
FBR Securitization Trust
1.000% due 10/25/2035 (a)	5,752	5,756
4.350% due 12/25/2035 (a)	5,300	5,301
Fieldstone Mortgage Investment Corp.
4.157% due 03/25/2035 (a)	485	486
First Franklin Mortgage Loan Trust Asset-Backed Certificates
4.147% due 03/25/2025 (a)	4,636	4,639
4.497% due 09/25/2030 (a)	1,185	1,186
2.820% due 02/25/2034 (a)	2,843	2,847
First NLC Trust
4.569% due 02/25/2036 (a)	21,600	21,603
First USA Credit Card Master Trust
4.299% due 11/19/2008 (a)	4,000	4,004
Fremont Home Loan Trust
4.147% due 01/25/2035 (a)	31	31
4.127% due 04/25/2035 (a)	912	913
4.137% due 06/25/2035 (a)	1,997	1,999
4.460% due 01/25/2036 (a)	16,200	16,225
GE-WMC Mortgage Securities LLC
4.469% due 01/25/2036 (a)	5,400	5,391
GSAMP Trust
4.387% due 06/25/2034 (a)	2,824	2,825
4.141% due 01/25/2036 (a)	5,900	5,904
GSR Mortgage Loan Trust
4.470% due 12/25/2030 (a)	6,200	6,204
GSRPM Mortgage Loan Trust
4.210% due 09/25/2042 (a)	6,614	6,644
HFC Home Equity Loan Asset-Backed Certificates
4.609% due 07/20/2032 (a)	4,453	4,456
4.509% due 10/20/2032 (a)	539	539
4.509% due 09/20/2033 (a)	3,229	3,240
Home Equity Asset Trust
4.497% due 02/25/2033 (a)	1	1
4.188% due 08/25/2034 (a)	2,754	2,756
Home Equity Mortgage Trust
4.157% due 07/25/2035 (a)	6,067	6,071
Household Mortgage Loan Trust
4.459% due 05/20/2032 (a)	1,646	1,648
Indymac Residential Asset-Backed Trust
4.431% due 03/25/2036 (a)	6,700	6,699
Irwin Home Equity Loan Trust
4.557% due 06/25/2028 (a)	465	465
Long Beach Mortgage Loan Trust
4.357% due 06/25/2033 (a)	61	61
4.357% due 07/25/2033 (a)	713	714
4.147% due 06/25/2035 (a)	14,060	14,072
Los Angeles Arena Funding LLC
7.656% due 12/15/2026	89	97
Merrill Lynch Mortgage Investors, Inc.
4.137% due 06/25/2036 (a)	4,468	4,468
4.194% due 06/25/2036 (a)	6,000	5,995
Mid-State Trust
7.340% due 07/01/2035	392	410
Morgan Stanley Auto Loan Trust
1.460% due 07/15/2007	133	132
Morgan Stanley Dean Witter Capital I, Inc.
4.367% due 07/25/2032 (a)	47	47
Morgan Stanley Home Equity Loans
4.157% due 01/25/2035 (a)	690	690
New Century Home Equity Loan Trust
4.207% due 05/25/2034 (a)	362	362
Nissan Auto Lease Trust
2.900% due 08/15/2007	2,100	2,082
Nordea N.A., Inc.
4.380% due 06/15/2031 (a)	486	488
Novastar Home Equity Loan
4.597% due 01/25/2031 (a)	193	193
4.367% due 09/25/2031 (a)	554	554
NPF XII, Inc.
1.000% due 11/01/2024 (a)(b)	10,000	789
People’s Choice Home Loan Securities Trust
4.147% due 05/25/2035 (a)	1,552	1,553
Popular ABS Mortgage Pass-Through Trust
4.301% due 09/25/2035 (a)	1,985	1,986
RAFC Asset-Backed Trust
4.427% due 11/25/2029 (a)	376	377
Renaissance Home Equity Loan Trust
4.387% due 08/25/2032 (a)	57	58
4.537% due 12/25/2033 (a)	3,544	3,567
4.217% due 02/25/2035 (a)	2,010	2,012
4.188% due 10/25/2035 (a)	4,061	4,064
Residential Asset Mortgage Products, Inc.
4.137% due 11/25/2024 (a)	14,988	15,000
4.177% due 04/25/2026 (a)	2,930	2,932
4.367% due 12/25/2033 (a)	5,241	5,253
4.287% due 02/25/2034 (a)	4,110	4,117
Residential Asset Securities Corp.
4.307% due 04/25/2032 (a)	2,576	2,579
4.337% due 01/25/2034 (a)	250	250
4.137% due 08/25/2035 (a)	4,545	4,548
4.450% due 01/25/2036 (a)	10,300	10,298
Residential Funding Mortgage Securities II, Inc.
4.143% due 05/25/2015 (a)	3,705	3,707
Salomon Brothers Mortgage Securities VII, Inc.
4.938% due 01/25/2032 (a)	147	147
4.337% due 03/25/2032 (a)	704	706
Saxon Asset Securities Trust
4.307% due 01/25/2032 (a)	242	242
4.297% due 08/25/2032 (a)	44	44
Securitized Asset Backed Receivables LLC Trust
4.311% due 01/25/2036 (a)	2,182	2,184
Security National Mortgage Loan Trust
3.010% due 02/25/2015 (a)	1,478	1,474
SG Mortgage Securities Trust
4.046% due 09/25/2035 (a)	3,900	3,902
SLM Student Loan Trust
4.220% due 10/25/2012 (a)	4,757	4,751
4.210% due 01/25/2013 (a)	8,698	8,697
4.541% due 03/15/2013 (a)	1,321	1,322
4.220% due 07/25/2013 (a)	4,403	4,406
Soundview Home Equity Loan Trust
4.157% due 04/25/2035 (a)	686	686
4.190% due 05/25/2035 (a)	5,386	5,389
4.113% due 12/25/2035 (a)	2,700	2,700
Specialty Underwriting & Residential Finance
4.367% due 06/25/2034 (a)	147	147
Structured Asset Investment Loan Trust
4.188% due 09/25/2034 (a)	85	85
Structured Asset Securities Corp.
4.537% due 05/25/2032 (a)	1,552	1,560
4.041% due 05/25/2034 (a)	3,143	3,154
4.127% due 02/25/2035 (a)	11,832	11,841
Truman Capital Mortgage Loan Trust
4.377% due 01/25/2034 (a)	871	873
Wachovia Auto Owner Trust
4.820% due 02/20/2009	5,500	5,505
Wachovia Mortgage Loan Trust LLC
4.147% due 10/25/2035 (a)	3,960	3,963

Total Asset-Backed Securities (Cost $378,614)		370,753

SOVEREIGN ISSUES 0.9%
Israel Government AID Bond
0.000% due 11/01/2024	178,000	71,012

Total Sovereign Issues (Cost $65,395)		71,012

	Notional Amount (000s)
PURCHASED CALL OPTIONS 0.0%
2-Year Interest Rate Swap (OTC)
Strike @ 4.500%** Exp. 04/06/2006	128,000	74
Strike @ 4.500%** Exp. 10/04/2006	290,000	758

Total Purchased Call Options (Cost $1,889)		832

	# of Contracts
PURCHASED PUT OPTIONS 0.0%
90-Day Eurodollar December Futures (CME)
Strike @ $92.000 Exp. 12/18/2006	8,468	53
90-Day Eurodollar September Futures (CME)
Strike @ $92.500 Exp. 09/18/2006	15,688	98
U.S. Treasury 5-Year March Futures
Strike @ $101.500 Exp. 02/24/2006	22,000	344

Total Purchased Put Options (Cost $645)		495

	Shares
PREFERRED STOCK 0.0%
Fannie Mae
7.000% due 12/31/2049 (a)	46,300	2,535

Total Preferred Stock (Cost $2,315)		2,535

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 54.0%
Certificates of Deposit 3.0%
Unicredito Italiano SpA
4.265% due 02/08/2006	$30,000	30,000
Wells Fargo Bank, N.A.
4.280% due 01/03/2006	200,000	200,000

		230,000

Commercial Paper 44.8%
Anz Delaware, Inc.
4.063% due 01/18/2006	57,900	157,633
Anz National (Int’l) Ltd.
4.380% due 03/21/2006	50,000	49,506
Bank of Ireland
4.340% due 02/14/2006	73,000	72,630
4.395% due 03/20/2006	100,000	99,024
Barclays U.S. Funding Corp.
4.155% due 02/21/2006	7,200	7,159
CBA (de) Finance
4.140% due 01/30/2006	8,300	8,274
Danske Corp.
3.990% due 01/09/2006	193,600	193,471
Fannie Mae
3.892% due 01/18/2006	161,956	161,687
4.241% due 03/08/2006	24,484	24,282
4.244% due 03/08/2006	413,990	410,574
4.298% due 03/27/2006	100	99
4.350% due 04/19/2006	10,400	10,259
Federal Home Loan Bank
3.350% due 01/03/2006	92,800	92,800
ForeningsSparbanken AB
4.060% due 01/18/2006	30,000	29,949
Freddie Mac
4.095% due 02/07/2006	197,500	196,714
4.171% due 03/21/2006	141,600	140,201
HBOS Treasury Services PLC
4.440% due 04/20/2006	75,000	73,975
4.445% due 04/20/2006	84,100	82,951
IXIS Commercial Paper Corp.
4.080% due 01/23/2006	130,600	130,304
4.170% due 02/06/2006	57,600	57,373
Nordea N.A., Inc.
4.065% due 01/19/2006	79,300	79,157
4.075% due 01/20/2006	3,800	3,793
4.085% due 01/20/2006	300	299
Rabobank USA Financial Corp.
4.150% due 01/03/2006	200,000	200,000
Skandinaviska Enskilda Banken AB
4.160% due 02/01/2006	204,300	203,616
4.210% due 02/09/2006	21,800	21,706
Societe Generale N.A.
4.060% due 01/17/2006	600	599
4.390% due 03/20/2006	107,200	106,154
Stadshypoket Delaware, Inc.
4.390% due 03/20/2006	191,300	189,433
Statens Bostadsfin Bank
4.130% due 02/21/2006	46,300	46,040
Svenska Handelsbanken, Inc.
4.380% due 03/21/2006	200,000	198,024
UBS Finance Delaware LLC
4.190% due 01/03/2006	17,200	17,200
4.280% due 01/03/2006	216,000	216,000
Westpac Banking Corp.
4.060% due 01/18/2006	50,000	49,916
4.390% due 03/20/2006	120,000	118,829
4.420% due 04/17/2006	22,300	22,004

		3,471,635

Repurchase Agreements 4.3%
UBS Warburg LLC
3.350% due 01/03/2006	300,000	300,000
(Dated 12/30/2005. Collateralized by U.S. Treasury Strips 0.000% due 11/15/2015-11/15/2027 valued at $305,381. Repurchase proceeds are $300,112.)
Lehman Brothers, Inc.
3.350% due 01/03/2006	25,000	25,000
(Dated 12/30/2005. Collateralized by U.S. Treasury Bills 3.950% due 03/09/2006 valued at $25,509. Repurchase proceeds are $25,009.)
State Street Bank
3.900% due 01/03/2006	7,789	7,789
(Dated 12/30/2005. Collateralized by Fannie Mae 2.320% due 04/07/2006 valued at $7,948. Repurchase proceeds are $7,792.)

		332,789

U.S. Treasury Bills 1.9%
3.848% due 03/02/2006-03/16/2006 (d)(e)(f)	152,440	151,189

Total Short-Term Instruments (Cost $4,186,603)		4,185,613

Total Investments (Cost $8,457,586)	108.9%	$8,439,373
Written Options (h) (Premiums $17,423)	(0.2%)	(14,467)
Other Assets and Liabilities (Net)	(8.7%)	(673,732)

Net Assets	100.0%	$7,751,174

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Security is in default.

(c) Principal amount of security is adjusted for inflation.

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) Securities with an aggregate market value of $8,933 have been pledged as collateral for swap and swaption contracts on December 31, 2005.

(f) Securities with an aggregate market value of $61,304 have been segregated with the custodian to cover margin requirements for the following open futures contracts on December 31, 2005:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar Futures	Long	09/2006	7,600	$475
90-Day Eurodollar Futures	Long	12/2006	24,673	4,803
U.S. Treasury 2-Year Note Futures	Long	03/2006	33	(2)
U.S. Treasury 5-Year Note Futures	Long	03/2006	27,792	13,206
U.S. Treasury 10-Year Note Futures	Long	03/2006	5,486	5,045
U.S. Treasury 30-Year Bond Futures	Long	03/2006	4,243	5,767

				$29,294

(g) Swap agreements outstanding on December 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2011	$842,300	$3,983
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2016	521,600	6,931
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/21/2011	67,200	329
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2008	1,866,000	3,709
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	5.000%	06/21/2016	100,000	1,331
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	06/21/2011	131,000	640

						$16,923

(h) Written options outstanding on December 31, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$110.000	02/24/2006	2,000	$712	$1,125
Call - CBOT U.S. Treasury 10-Year Note March Futures	111.000	02/24/2006	2,800	647	700
Put - CBOT U.S. Treasury 10-Year Note March Futures	107.000	02/24/2006	2,800	662	438
Put - CBOT U.S. Treasury 10-Year Note March Futures	106.000	02/24/2006	2,000	478	156
Put - CME Eurodollar December Futures	95.000	12/18/2006	5,096	2,014	2,229
Put - CME Eurodollar June Futures	95.000	06/19/2006	2,791	1,385	488

				$5,898	$5,136

Name of Issuer	Counterparty	Exercise Rate		Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	4.540	%**	10/04/2006	$124,000	$1,463	$850
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	4.540	%**	04/06/2006	55,000	417	110
Call - OTC 7-Year Interest Rate Swap	Bank of America	4.500	%**	05/02/2008	51,200	1,024	959
Put - OTC 7-Year Interest Rate Swap	Bank of America	5.500	%*	05/02/2008	51,200	1,214	1,031
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	0.000	%**	05/02/2008	113,000	2,497	2,116
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	5.500	%*	05/02/2008	113,000	2,678	2,275
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	0.000	%**	05/02/2008	51,200	1,024	959
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	5.500	%*	05/02/2008	51,200	1,208	1,031

						$11,525	$9,331

*	The Portfolio will pay a floating rate based on 3-month USD-LIBOR.

**	The Portfolio will receive a floating rate based on 3-month USD-LIBOR.

(i) Short sales open on December 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Principal Amount	Proceeds	Value à
U.S. Treasury Bond	5.375	2/15/2031	$79,900	$89,785	$91,537

				$89,785	$91,537

à	Market value includes $1,762 of interest payable on short sales.

Supplementary Notes to Schedule of Investments

December 31, 2005 (Unaudited)

1. Federal Income Tax Matters

At December 31, 2005, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation )	Net Unrealized Appreciation/ (Depreciation )

All Asset All Authority Fund	$2,424	$(9,035)	$(6,611)
All Asset Fund	85,146	(105,985)	(20,839)
California Intermediate Municipal Bond Fund	3,053	(356)	2,697
CommodityRealReturn Strategy Fund®	78,194	(183,238)	(105,044)
Convertible Fund	4,243	(1,801)	2,442
Developing Local Markets Fund	324	(425)	(101)
Diversified Income Fund	48,426	(10,255)	38,171
Emerging Markets Bond Fund	174,690	(1,768)	172,922
European StocksPLUS® TR Strategy Fund	37	(59)	(22)
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	173	(63)	110
Floating Income Fund	10,172	(4,707)	5,465
Foreign Bond Fund (U.S. Dollar-Hedged)	98,841	(53,098)	45,743
Foreign Bond Fund (Unhedged)	7,576	(27,413)	(19,837)
Fundamental IndexPLUS Fund	53	(112)	(59)
Fundamental IndexPLUS TR Fund	1,274	(1,116)	158
Global Bond Fund (Unhedged)	19,098	(24,423)	(5,325)
Global Bond Fund (U.S. Dollar-Hedged)	3,067	(5,277)	(2,210)
GNMA Fund	1,767	(2,095)	(328)
High Yield Fund	232,385	(95,143)	137,242
International StocksPLUS® TR Strategy Fund	1,710	(1,330)	380
Investment Grade Corporate Bond Fund	382	(587)	(205)
Japanese StocksPLUS® TR Strategy Fund	301	(62)	239
Long-Term U.S. Government Fund	15,687	(16,365)	(678)
Low Duration Fund	12,840	(106,912)	(94,072)
Low Duration Fund II	726	(2,896)	(2,170)
Low Duration Fund III	104	(399)	(295)
Moderate Duration Fund	8,310	(23,864)	(15,554)
Money Market Fund	0	0	0
Municipal Bond Fund	13,445	(2,020)	11,425
New York Municipal Bond Fund	467	(175)	292
Real Return Asset Fund	23,150	(2,203)	20,947
Real Return Fund	312,033	(213,468)	98,565
RealEstateRealReturn Strategy Fund	3,668	(8,306)	(4,638)
Short Duration Municipal Income Fund	1,682	(3,822)	(2,140)
Short-Term Fund	7,065	(10,342)	(3,277)
StocksPLUS® Fund	3,894	(5,380)	(1,486)
StocksPLUS® Total Return Fund	1,247	(2,208)	(961)
StocksPLUS® TR Short Strategy Fund	290	(331)	(41)
Total Return Fund	748,895	(823,408)	(74,513)
Total Return Fund II	11,065	(24,546)	(13,481)
Total Return Fund III	12,368	(15,031)	(2,663)
Total Return Mortgage Fund	3,154	(5,317)	(2,163)
Asset-Backed Securities Portfolio	1,440	(3,024)	(1,584)
Emerging Markets Portfolio	88,046	(797)	87,249
Developing Local Markets Portfolio	111	(98)	13
High Yield Portfolio	6,053	(5,204)	849
International Portfolio	21,105	(26,306)	(5,201)
Investment Grade Corporate Portfolio	37,542	(9,194)	28,348
Mortgage Portfolio	62,018	(182,256)	(120,238)
Municipal Sector Portfolio	10,995	(4,072)	6,923
Real Return Portfolio	7,173	(11,731)	(4,558)
Short-Term Portfolio	1,219	(8,577)	(7,358)
Short-Term Portfolio II	718	(1,570)	(852)
U.S. Government Sector Portfolio	14,940	(33,153)	(18,213)

2. Non-U.S. Currency symbols utilized throughout reports are defined as follows:

A$	–	Australian Dollar
BP	–	British Pound
BR	–	Brazilian Real
C$	–	Canadian Dollar
CK	–	Czech Koruna
CO	–	Colombian Peso
CP	–	Chilean Peso
CY	–	Chinese Yuan Renminbi
DK	–	Danish Krone
DM	–	German Mark
EC	–	Euro
H$	–	Hong Kong Dollar
IR	–	Indonesian Rupiah
IS	–	Israeli Shekel
JY	–	Japanese Yen
KW	–	South Korean Won
MP	–	Mexican Peso
MR	–	Malaysian Ringgit
N$	–	New Zealand Dollar
NK	–	Norwegian Krone
PN	–	Peruvian New Sol
PZ	–	Polish Zloty
RP	–	Indian Rupee
RR	–	Russian Ruble
S$	–	Singapore Dollar
SF	–	Swiss Franc
SK	–	Swedish Krona
SR	–	South African Rand
SV	–	Slovakian Koruna
T$	–	Taiwan Dollar
TB	–	Thai Baht
TL	–	Turkish Lira

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is recorded, processed, summarized, and reported within the five periods specified in the Commission’s rules and forms.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	February 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	February 27, 2006

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	February 27, 2006